UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Emerging Markets Index Portfolio Class I - IEPIX

Voya Emerging Markets Index Portfolio Class S - IEPSX

Voya Global High Dividend Low Volatility Portfolio Class ADV - IGHAX

Voya Global High Dividend Low Volatility Portfolio Class I - IIGZX

Voya Global High Dividend Low Volatility Portfolio Class S - IGHSX

Voya Global High Dividend Low Volatility Portfolio Class S2 - IWTTX

Voya Index Plus LargeCap Portfolio Class ADV - VIPAX

Voya Index Plus LargeCap Portfolio Class I - IPLIX

Voya Index Plus LargeCap Portfolio Class S - IPLSX

Voya Index Plus MidCap Portfolio Class I - IPMIX

Voya Index Plus MidCap Portfolio Class S - IPMSX

Voya Index Plus SmallCap Portfolio Class I - IPSIX

Voya Index Plus SmallCap Portfolio Class S - IPSSX

Voya International Index Portfolio Class ADV - IIIAX

Voya International Index Portfolio Class I - IIIIX

Voya International Index Portfolio Class S - INTIX

Voya International Index Portfolio Class S2 - ISIIX

Voya Russell™ Large Cap Growth Index Portfolio Class ADV - IRLAX

Voya Russell™ Large Cap Growth Index Portfolio Class I - IRLNX

Voya Russell™ Large Cap Growth Index Portfolio Class S - IRLSX

Voya Russell™ Large Cap Index Portfolio Class ADV - IRLIX

Voya Russell™ Large Cap Index Portfolio Class I - IIRLX

Voya Russell™ Large Cap Index Portfolio Class S - IRLCX

Voya Russell™ Large Cap Index Portfolio Class S2 - IRLUX

Voya Russell™ Large Cap Value Index Portfolio Class ADV - IRVAX

Voya Russell™ Large Cap Value Index Portfolio Class I - IRVIX

Voya Russell™ Large Cap Value Index Portfolio Class S - IRVSX

Voya Russell™ Mid Cap Growth Index Portfolio Class I - IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio Class S - IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio Class S2 - IRGVX

Voya Russell™ Mid Cap Index Portfolio Class ADV - IRMAX

Voya Russell™ Mid Cap Index Portfolio Class I - IIRMX

Voya Russell™ Mid Cap Index Portfolio Class S - IRMCX

Voya Russell™ Mid Cap Index Portfolio Class S2 - IRMTX

Voya Russell™ Small Cap Index Portfolio Class ADV - IRSIX

Voya Russell™ Small Cap Index Portfolio Class I - IIRSX

Voya Russell™ Small Cap Index Portfolio Class S - IRSSX

Voya Russell™ Small Cap Index Portfolio Class S2 - IRCIX

Voya Small Company Portfolio Class ADV - IASCX

Voya Small Company Portfolio Class I - IVCSX

Voya Small Company Portfolio Class R6 - VSPRX

Voya Small Company Portfolio Class S - IVPSX

Voya U.S. Bond Index Portfolio Class ADV - ILUAX

Voya U.S. Bond Index Portfolio Class I - ILBAX

Voya U.S. Bond Index Portfolio Class S - ILABX

Voya U.S. Bond Index Portfolio Class S2 - IUSBX

Voya VACS Index Series EM Portfolio Portfolio - VVIEX

Voya VACS Index Series I Portfolio Portfolio - VVIIX

Voya VACS Index Series MC Portfolio Portfolio - VVIMX

Voya VACS Index Series SC Portfolio Portfolio - VVICX

Class I: IEPIX

Voya Emerging Markets Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$57	0.55%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: Absolute performance was strongest in Asia/Pacific Ex Japan.

↓ Top detractors from performance: Absolute performance was weakest in Latin America.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,472	$9,434	$8,508
2016	$9,359	$9,859	$9,460
2017	$12,790	$12,539	$12,987
2018	$10,862	$10,759	$11,095
2019	$12,792	$13,073	$13,138
2020	$15,030	$14,465	$15,544
2021	$14,482	$15,596	$15,149
2022	$11,455	$13,101	$12,106
2023	$12,539	$15,146	$13,295
2024	$13,329	$15,985	$14,293

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.30%	0.83%	2.92%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$96,137,933
  # of Portfolio Holdings1,035
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$285,349

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	2.5%
Alibaba Group Holding Ltd.	2.2%
HDFC Bank Ltd.	1.5%
Meituan - Class B	1.2%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp. - Class H	1.0%
ICICI Bank Ltd.	1.0%
Infosys Ltd.	0.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	4.7%
Preferred Stock	1.5%
Common Stock	95.0%

Sector Allocation

Value	Value
Information Technology	23.4%
Financials	23.0%
Consumer Discretionary	12.7%
Communication Services	9.1%
Industrials	6.3%
Materials	5.5%
Consumer Staples	4.6%
Energy	4.4%
Health Care	3.3%
Utilities	2.6%
Real Estate	1.6%
Short-Term Investments	4.7%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEPIX

Voya Emerging Markets Index Portfolio

92913T349-AR

Class S: IEPSX

Voya Emerging Markets Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$83	0.80%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: Absolute performance was strongest in Asia/Pacific Ex Japan.

↓ Top detractors from performance: Absolute performance was weakest in Latin America.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,457	$9,434	$8,508
2016	$9,359	$9,859	$9,460
2017	$12,761	$12,539	$12,987
2018	$10,814	$10,759	$11,095
2019	$12,711	$13,073	$13,138
2020	$14,906	$14,465	$15,544
2021	$14,323	$15,596	$15,149
2022	$11,305	$13,101	$12,106
2023	$12,329	$15,146	$13,295
2024	$13,082	$15,985	$14,293

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.11%	0.58%	2.72%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$96,137,933
  # of Portfolio Holdings1,035
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$285,349

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	2.5%
Alibaba Group Holding Ltd.	2.2%
HDFC Bank Ltd.	1.5%
Meituan - Class B	1.2%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp. - Class H	1.0%
ICICI Bank Ltd.	1.0%
Infosys Ltd.	0.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	4.7%
Preferred Stock	1.5%
Common Stock	95.0%

Sector Allocation

Value	Value
Information Technology	23.4%
Financials	23.0%
Consumer Discretionary	12.7%
Communication Services	9.1%
Industrials	6.3%
Materials	5.5%
Consumer Staples	4.6%
Energy	4.4%
Health Care	3.3%
Utilities	2.6%
Real Estate	1.6%
Short-Term Investments	4.7%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IEPSX

Voya Emerging Markets Index Portfolio

92913T331-AR

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$117	1.10%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$10,000	$10,000	$10,000
2015	$9,715	$9,764	$9,518
2016	$10,251	$10,531	$10,692
2017	$12,619	$13,056	$12,520
2018	$11,451	$11,827	$11,170
2019	$13,863	$14,973	$13,600
2020	$13,688	$17,407	$13,442
2021	$16,457	$20,634	$16,391
2022	$15,572	$16,845	$15,322
2023	$16,535	$20,585	$17,086
2024	$18,582	$24,185	$19,046

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.38%	6.03%	6.39%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Value Index℠	11.47%	6.97%	6.65%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$465,788,989
  # of Portfolio Holdings238
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid2,419,552

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Sector Allocation

Value	Value
Financials	23.9%
Industrials	13.7%
Health Care	13.2%
Consumer Staples	9.3%
Energy	7.6%
Communication Services	6.1%
Utilities	5.8%
Information Technology	5.7%
Real Estate	4.8%
Consumer Discretionary	4.7%
Materials	3.3%
Exchange-Traded Funds	1.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

92913T489-AR

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.60%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	MSCI World Value Index℠
3/5/2015	$10,000	$10,000	$10,000
2015	$9,336	$9,449	$9,366
2016	$9,896	$10,192	$10,521
2017	$12,245	$12,635	$12,320
2018	$11,161	$11,446	$10,992
2019	$13,581	$14,490	$13,383
2020	$13,469	$16,845	$13,227
2021	$16,280	$19,968	$16,129
2022	$15,483	$16,302	$15,078
2023	$16,527	$19,921	$16,814
2024	$18,665	$23,405	$18,742

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (3/5/2015)
Class I	12.94%	6.57%	6.56%
MSCI All Country World Index℠	17.49%	10.06%	9.05%
MSCI World Value Index℠	11.47%	6.97%	6.61%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$465,788,989
  # of Portfolio Holdings238
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid2,419,552

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Sector Allocation

Value	Value
Financials	23.9%
Industrials	13.7%
Health Care	13.2%
Consumer Staples	9.3%
Energy	7.6%
Communication Services	6.1%
Utilities	5.8%
Information Technology	5.7%
Real Estate	4.8%
Consumer Discretionary	4.7%
Materials	3.3%
Exchange-Traded Funds	1.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

92913T471-AR

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$90	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$10,000	$10,000	$10,000
2015	$9,753	$9,764	$9,518
2016	$10,314	$10,531	$10,692
2017	$12,732	$13,056	$12,520
2018	$11,572	$11,827	$11,170
2019	$14,049	$14,973	$13,600
2020	$13,896	$17,407	$13,442
2021	$16,754	$20,634	$16,391
2022	$15,897	$16,845	$15,322
2023	$16,919	$20,585	$17,086
2024	$19,064	$24,185	$19,046

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.68%	6.29%	6.66%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Value Index℠	11.47%	6.97%	6.65%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$465,788,989
  # of Portfolio Holdings238
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid2,419,552

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Sector Allocation

Value	Value
Financials	23.9%
Industrials	13.7%
Health Care	13.2%
Consumer Staples	9.3%
Energy	7.6%
Communication Services	6.1%
Utilities	5.8%
Information Technology	5.7%
Real Estate	4.8%
Consumer Discretionary	4.7%
Materials	3.3%
Exchange-Traded Funds	1.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

92913T463-AR

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$106	1.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	MSCI World Value Index℠
3/5/2015	$10,000	$10,000	$10,000
2015	$9,296	$9,449	$9,366
2016	$9,821	$10,192	$10,521
2017	$12,107	$12,635	$12,320
2018	$10,985	$11,446	$10,992
2019	$13,320	$14,490	$13,383
2020	$13,154	$16,845	$13,227
2021	$15,845	$19,968	$16,129
2022	$15,000	$16,302	$15,078
2023	$15,957	$19,921	$16,814
2024	$17,951	$23,405	$18,742

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (3/5/2015)
Class S2	12.50%	6.15%	6.14%
MSCI All Country World Index℠	17.49%	10.06%	9.05%
MSCI World Value Index℠	11.47%	6.97%	6.61%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$465,788,989
  # of Portfolio Holdings238
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid2,419,552

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Sector Allocation

Value	Value
Financials	23.9%
Industrials	13.7%
Health Care	13.2%
Consumer Staples	9.3%
Energy	7.6%
Communication Services	6.1%
Utilities	5.8%
Information Technology	5.7%
Real Estate	4.8%
Consumer Discretionary	4.7%
Materials	3.3%
Exchange-Traded Funds	1.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

92913T778-AR

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$118	1.05%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index, on a net asset value basis but outperformed on a gross-of-fee basis. Performance was driven by the core model, with five of the five pillars contributing to performance. The management & operations indicators contributed the most. The smaller market cap tilt was the main detractor.

↑ Top contributors to performance: On the sector level, stock selection within financials, information technology & consumer staples sectors contributed the most value. Among the key contributors were the underweight position in Intel Corp, overweight in NVIDIA Corp. & owning non-benchmark position in Spotify Technology SA.

↓ Top detractors from performance: Stock selection in the health care, consumer discretionary & industrials sectors detracted the most. Key individual detractors included underweight positions in Walmart, Inc., Broadcom Inc. & Tesla Inc.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P 500® Index
8/24/2018	$10,000	$10,000	$10,000
2018	$8,696	$8,668	$8,783
2019	$11,253	$11,357	$11,549
2020	$12,982	$13,729	$13,674
2021	$16,698	$17,252	$17,599
2022	$13,451	$13,938	$14,412
2023	$16,871	$17,556	$18,201
2024	$21,016	$21,736	$22,755

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/24/2018)
Class ADV	24.57%	13.31%	12.40%
Russell 3000® Index	23.81%	13.86%	13.00%
S&P 500® Index	25.02%	14.53%	13.82%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$833,918,684
  # of Portfolio Holdings230
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid3,829,937

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. - Class A	3.9%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Visa, Inc. - Class A	1.8%
Johnson & Johnson	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.8%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	33.9%
Financials	11.4%
Consumer Discretionary	11.0%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.6%
Real Estate	2.3%
Materials	1.6%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

92913T216-AR

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.55%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index, on a net asset value basis but outperformed on a gross-of-fee basis. Performance was driven by the core model, with five of the five pillars contributing to performance. The management & operations indicators contributed the most. The smaller market cap tilt was the main detractor.

↑ Top contributors to performance: On the sector level, stock selection within financials, information technology & consumer staples sectors contributed the most value. Among the key contributors were the underweight position in Intel Corp, overweight in NVIDIA Corp. & owning non-benchmark position in Spotify Technology SA.

↓ Top detractors from performance: Stock selection in the health care, consumer discretionary & industrials sectors detracted the most. Key individual detractors included underweight positions in Walmart, Inc., Broadcom Inc. & Tesla Inc.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,084	$10,048	$10,138
2016	$11,120	$11,328	$11,351
2017	$13,860	$13,722	$13,828
2018	$12,916	$13,003	$13,223
2019	$16,798	$17,036	$17,386
2020	$19,470	$20,595	$20,586
2021	$25,165	$25,880	$26,496
2022	$20,372	$20,908	$21,697
2023	$25,683	$26,335	$27,401
2024	$32,155	$32,605	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	25.20%	13.87%	12.39%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$833,918,684
  # of Portfolio Holdings230
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid3,829,937

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. - Class A	3.9%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Visa, Inc. - Class A	1.8%
Johnson & Johnson	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.8%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	33.9%
Financials	11.4%
Consumer Discretionary	11.0%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.6%
Real Estate	2.3%
Materials	1.6%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

92913T836-AR

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$90	0.80%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index, on a net asset value basis but outperformed on a gross-of-fee basis. Performance was driven by the core model, with five of the five pillars contributing to performance. The management & operations indicators contributed the most. The smaller market cap tilt was the main detractor.

↑ Top contributors to performance: On the sector level, stock selection within financials, information technology & consumer staples sectors contributed the most value. Among the key contributors were the underweight position in Intel Corp, overweight in NVIDIA Corp. & owning non-benchmark position in Spotify Technology SA.

↓ Top detractors from performance: Stock selection in the health care, consumer discretionary & industrials sectors detracted the most. Key individual detractors included underweight positions in Walmart, Inc., Broadcom Inc. & Tesla Inc.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,063	$10,048	$10,138
2016	$11,068	$11,328	$11,351
2017	$13,758	$13,722	$13,828
2018	$12,790	$13,003	$13,223
2019	$16,593	$17,036	$17,386
2020	$19,185	$20,595	$20,586
2021	$24,736	$25,880	$26,496
2022	$19,978	$20,908	$21,697
2023	$25,115	$26,335	$27,401
2024	$31,374	$32,605	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	24.92%	13.59%	12.11%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$833,918,684
  # of Portfolio Holdings230
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid3,829,937

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. - Class A	3.9%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Visa, Inc. - Class A	1.8%
Johnson & Johnson	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.8%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	33.9%
Financials	11.4%
Consumer Discretionary	11.0%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.6%
Real Estate	2.3%
Materials	1.6%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

92913T737-AR

Class I: IPMIX

Voya Index Plus MidCap Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$65	0.60%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P MidCap 400® Index . The outperformance came from the core model, with five of the five pillars contributing to performance. The management & sentiment indicators contributed the most.

↑ Top contributors to performance: On the sector level, stock selection within financials, real estate & health care sectors contributed the most value. Among the key contributors were the overweight position to Jefferies Financial Group Inc., not owning Flagstar Financial, Inc. & a modest overweight to Super Micro Computer, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$9,821	$10,048	$9,782
2016	$11,603	$11,328	$11,811
2017	$13,178	$13,722	$13,729
2018	$11,288	$13,003	$12,208
2019	$14,345	$17,036	$15,406
2020	$15,529	$20,595	$17,511
2021	$19,837	$25,880	$21,846
2022	$17,002	$20,908	$18,993
2023	$19,981	$26,335	$22,115
2024	$23,013	$32,605	$25,195

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.17%	9.91%	8.69%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$504,763,154
  # of Portfolio Holdings305
  Portfolio Turnover Rate60%
  Investment Advisory Fees Paid$2,230,247

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Equitable Holdings, Inc.	1.0%
Owens Corning	1.0%
Unum Group	0.9%
EMCOR Group, Inc.	0.9%
RPM International, Inc.	0.9%
Illumina, Inc.	0.8%
Dynatrace, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Industrials	20.9%
Financials	17.2%
Consumer Discretionary	13.9%
Information Technology	10.7%
Health Care	9.3%
Real Estate	7.1%
Materials	5.5%
Consumer Staples	4.8%
Energy	4.3%
Utilities	2.9%
Communication Services	1.6%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPMIX

Voya Index Plus MidCap Portfolio

92913T687-AR

Class S: IPMSX

Voya Index Plus MidCap Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$92	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P MidCap 400® Index . The outperformance came from the core model, with five of the five pillars contributing to performance. The management & sentiment indicators contributed the most.

↑ Top contributors to performance: On the sector level, stock selection within financials, real estate & health care sectors contributed the most value. Among the key contributors were the overweight position to Jefferies Financial Group Inc., not owning Flagstar Financial, Inc. & a modest overweight to Super Micro Computer, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$9,794	$10,048	$9,782
2016	$11,541	$11,328	$11,811
2017	$13,074	$13,722	$13,729
2018	$11,175	$13,003	$12,208
2019	$14,164	$17,036	$15,406
2020	$15,294	$20,595	$17,511
2021	$19,498	$25,880	$21,846
2022	$16,668	$20,908	$18,993
2023	$19,535	$26,335	$22,115
2024	$22,448	$32,605	$25,195

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.92%	9.65%	8.42%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$504,763,154
  # of Portfolio Holdings305
  Portfolio Turnover Rate60%
  Investment Advisory Fees Paid$2,230,247

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Equitable Holdings, Inc.	1.0%
Owens Corning	1.0%
Unum Group	0.9%
EMCOR Group, Inc.	0.9%
RPM International, Inc.	0.9%
Illumina, Inc.	0.8%
Dynatrace, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Industrials	20.9%
Financials	17.2%
Consumer Discretionary	13.9%
Information Technology	10.7%
Health Care	9.3%
Real Estate	7.1%
Materials	5.5%
Consumer Staples	4.8%
Energy	4.3%
Utilities	2.9%
Communication Services	1.6%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPMSX

Voya Index Plus MidCap Portfolio

92913T646-AR

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$63	0.60%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P SmallCap 600® Index. A large detractor from performance was the smaller market cap tilt. The main contributor to performance came from the core model, specifically the sentiment factor.

↑ Top contributors to performance: On the sector level, stock selection within financials, consumer discretionary & consumer staples sectors contributed the most value. Among the key contributors for the period were the overweight positions to Powell Industries, Inc., DXP Enterprises, Inc., & Payoneer Global, Inc.

↓ Top detractors from performance: Stock selection in the communication services, materials & real estate sectors detracted the most. Key individual detractors included underweight positions in Lumen Technologies, Inc., Galukos Corp. & RadNet, Inc.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P SmallCap 600® Index
2014	$10,000	$10,000	$10,000
2015	$9,679	$10,048	$9,803
2016	$12,323	$11,328	$12,407
2017	$13,545	$13,722	$14,048
2018	$11,866	$13,003	$12,857
2019	$14,453	$17,036	$15,786
2020	$15,232	$20,595	$17,568
2021	$19,565	$25,880	$22,279
2022	$16,825	$20,908	$18,692
2023	$19,889	$26,335	$21,693
2024	$21,616	$32,605	$23,580

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.69%	8.38%	8.01%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%

Effective with this report, the Adviser changed the primary benchmark from the S&P SmallCap 600® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P SmallCap 600® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$229,575,090
  # of Portfolio Holdings486
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid973,312

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alaska Air Group, Inc.	0.9%
ATI, Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Boise Cascade Co.	0.7%
SM Energy Co.	0.7%
Prestige Consumer Healthcare, Inc.	0.7%
Tanger Factory Outlet Centers, Inc.	0.7%
EnPro Industries, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
SPX Technologies, Inc.	0.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	3.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	19.8%
Industrials	17.5%
Consumer Discretionary	13.6%
Information Technology	12.4%
Health Care	11.1%
Real Estate	6.4%
Materials	5.0%
Energy	4.4%
Consumer Staples	3.3%
Communication Services	3.0%
Utilities	2.2%
Short-Term Investments	3.4%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

92913T539-AR

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$89	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P SmallCap 600® Index. A large detractor from performance was the smaller market cap tilt. The main contributor to performance came from the core model, specifically the sentiment factor.

↑ Top contributors to performance: On the sector level, stock selection within financials, consumer discretionary & consumer staples sectors contributed the most value. Among the key contributors for the period were the overweight positions to Powell Industries, Inc., DXP Enterprises, Inc., & Payoneer Global, Inc.

↓ Top detractors from performance: Stock selection in the communication services, materials & real estate sectors detracted the most. Key individual detractors included underweight positions in Lumen Technologies, Inc., Galukos Corp. & RadNet, Inc.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P SmallCap 600® Index
2014	$10,000	$10,000	$10,000
2015	$9,653	$10,048	$9,803
2016	$12,260	$11,328	$12,407
2017	$13,438	$13,722	$14,048
2018	$11,742	$13,003	$12,857
2019	$14,273	$17,036	$15,786
2020	$15,002	$20,595	$17,568
2021	$19,222	$25,880	$22,279
2022	$16,492	$20,908	$18,692
2023	$19,443	$26,335	$21,693
2024	$21,074	$32,605	$23,580

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.39%	8.11%	7.74%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%

Effective with this report, the Adviser changed the primary benchmark from the S&P SmallCap 600® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P SmallCap 600® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$229,575,090
  # of Portfolio Holdings486
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid973,312

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alaska Air Group, Inc.	0.9%
ATI, Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Boise Cascade Co.	0.7%
SM Energy Co.	0.7%
Prestige Consumer Healthcare, Inc.	0.7%
Tanger Factory Outlet Centers, Inc.	0.7%
EnPro Industries, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
SPX Technologies, Inc.	0.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	3.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	19.8%
Industrials	17.5%
Consumer Discretionary	13.6%
Information Technology	12.4%
Health Care	11.1%
Real Estate	6.4%
Materials	5.0%
Energy	4.4%
Consumer Staples	3.3%
Communication Services	3.0%
Utilities	2.2%
Short-Term Investments	3.4%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

92913T455-AR

Class ADV: IIIAX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$96	0.94%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,857	$9,434	$9,919
2016	$9,893	$9,859	$10,018
2017	$12,286	$12,539	$12,526
2018	$10,553	$10,759	$10,798
2019	$12,755	$13,073	$13,175
2020	$13,683	$14,465	$14,205
2021	$15,108	$15,596	$15,805
2022	$12,837	$13,101	$13,521
2023	$15,033	$15,146	$15,987
2024	$15,425	$15,985	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	2.61%	3.88%	4.43%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Index to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,139,130,379
  # of Portfolio Holdings742
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$4,117,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	17.0%
Health Care	11.9%
Consumer Discretionary	10.8%
Information Technology	8.4%
Consumer Staples	8.1%
Materials	5.9%
Communication Services	4.6%
Energy	3.4%
Utilities	3.1%
Real Estate	2.0%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIIAX

Voya International Index Portfolio

92913T679-AR

Class I: IIIIX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$46	0.45%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,912	$9,434	$9,919
2016	$9,994	$9,859	$10,018
2017	$12,481	$12,539	$12,526
2018	$10,767	$10,759	$10,798
2019	$13,076	$13,073	$13,175
2020	$14,109	$14,465	$14,205
2021	$15,642	$15,596	$15,805
2022	$13,360	$13,101	$13,521
2023	$15,729	$15,146	$15,987
2024	$16,206	$15,985	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	3.03%	4.39%	4.95%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Index to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,139,130,379
  # of Portfolio Holdings742
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$4,117,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	17.0%
Health Care	11.9%
Consumer Discretionary	10.8%
Information Technology	8.4%
Consumer Staples	8.1%
Materials	5.9%
Communication Services	4.6%
Energy	3.4%
Utilities	3.1%
Real Estate	2.0%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIIIX

Voya International Index Portfolio

92913T554-AR

Class S: INTIX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$71	0.70%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,893	$9,434	$9,919
2016	$9,947	$9,859	$10,018
2017	$12,384	$12,539	$12,526
2018	$10,668	$10,759	$10,798
2019	$12,912	$13,073	$13,175
2020	$13,896	$14,465	$14,205
2021	$15,371	$15,596	$15,805
2022	$13,085	$13,101	$13,521
2023	$15,380	$15,146	$15,987
2024	$15,797	$15,985	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	2.72%	4.12%	4.68%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Index to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,139,130,379
  # of Portfolio Holdings742
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$4,117,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	17.0%
Health Care	11.9%
Consumer Discretionary	10.8%
Information Technology	8.4%
Consumer Staples	8.1%
Materials	5.9%
Communication Services	4.6%
Energy	3.4%
Utilities	3.1%
Real Estate	2.0%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: INTIX

Voya International Index Portfolio

92913T612-AR

Class S2: ISIIX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$87	0.85%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,875	$9,434	$9,919
2016	$9,911	$9,859	$10,018
2017	$12,334	$12,539	$12,526
2018	$10,598	$10,759	$10,798
2019	$12,817	$13,073	$13,175
2020	$13,766	$14,465	$14,205
2021	$15,209	$15,596	$15,805
2022	$12,930	$13,101	$13,521
2023	$15,167	$15,146	$15,987
2024	$15,564	$15,985	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	2.62%	3.96%	4.52%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Index to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,139,130,379
  # of Portfolio Holdings742
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$4,117,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	17.0%
Health Care	11.9%
Consumer Discretionary	10.8%
Information Technology	8.4%
Consumer Staples	8.1%
Materials	5.9%
Communication Services	4.6%
Energy	3.4%
Utilities	3.1%
Real Estate	2.0%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIIX

Voya International Index Portfolio

92913T711-AR

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$109	0.93%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200®Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Top 200® Growth Index
7/13/2015	$10,000	$10,000	$10,000
2015	$10,098	$9,694	$10,143
2016	$10,717	$10,929	$10,848
2017	$13,996	$13,238	$14,311
2018	$13,794	$12,545	$14,236
2019	$18,649	$16,436	$19,430
2020	$25,699	$19,869	$27,073
2021	$33,406	$24,968	$35,531
2022	$23,250	$20,172	$24,964
2023	$33,779	$25,408	$36,603
2024	$45,235	$31,456	$49,472

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/13/2015)
Class ADV	33.91%	19.39%	17.28%
Russell 3000® Index	23.81%	13.86%	12.87%
Russell Top 200® Growth Index	35.16%	20.56%	18.40%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,453,905,107
  # of Portfolio Holdings108
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$6,171,530

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	13.5%
NVIDIA Corp.	11.9%
Microsoft Corp.	11.9%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	4.2%
Alphabet, Inc. - Class A	4.2%
Broadcom, Inc.	4.0%
Alphabet, Inc. - Class C	3.5%
Eli Lilly & Co.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Information Technology	54.4%
Consumer Discretionary	16.0%
Communication Services	14.2%
Health Care	5.9%
Consumer Staples	3.4%
Industrials	2.7%
Financials	2.2%
Materials	0.5%
Real Estate	0.4%
Exchange-Traded Funds	0.2%
Utilities	0.0%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

92913T877-AR

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$51	0.43%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200®Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Top 200® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,760	$10,048	$10,818
2016	$11,466	$11,328	$11,570
2017	$15,051	$13,722	$15,263
2018	$14,906	$13,003	$15,184
2019	$20,247	$17,036	$20,723
2020	$28,035	$20,595	$28,875
2021	$36,632	$25,880	$37,895
2022	$25,633	$20,908	$26,625
2023	$37,421	$26,335	$39,039
2024	$50,368	$32,605	$52,764

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	34.60%	19.99%	17.55%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Growth Index	35.16%	20.56%	18.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,453,905,107
  # of Portfolio Holdings108
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$6,171,530

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	13.5%
NVIDIA Corp.	11.9%
Microsoft Corp.	11.9%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	4.2%
Alphabet, Inc. - Class A	4.2%
Broadcom, Inc.	4.0%
Alphabet, Inc. - Class C	3.5%
Eli Lilly & Co.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Information Technology	54.4%
Consumer Discretionary	16.0%
Communication Services	14.2%
Health Care	5.9%
Consumer Staples	3.4%
Industrials	2.7%
Financials	2.2%
Materials	0.5%
Real Estate	0.4%
Exchange-Traded Funds	0.2%
Utilities	0.0%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

92913T885-AR

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$80	0.68%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200®Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Top 200® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,737	$10,048	$10,818
2016	$11,415	$11,328	$11,570
2017	$14,945	$13,722	$15,263
2018	$14,764	$13,003	$15,184
2019	$20,001	$17,036	$20,723
2020	$27,626	$20,595	$28,875
2021	$36,013	$25,880	$37,895
2022	$25,134	$20,908	$26,625
2023	$36,608	$26,335	$39,039
2024	$49,149	$32,605	$52,764

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	34.25%	19.70%	17.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Growth Index	35.16%	20.56%	18.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,453,905,107
  # of Portfolio Holdings108
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$6,171,530

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	13.5%
NVIDIA Corp.	11.9%
Microsoft Corp.	11.9%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	4.2%
Alphabet, Inc. - Class A	4.2%
Broadcom, Inc.	4.0%
Alphabet, Inc. - Class C	3.5%
Eli Lilly & Co.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Information Technology	54.4%
Consumer Discretionary	16.0%
Communication Services	14.2%
Health Care	5.9%
Consumer Staples	3.4%
Industrials	2.7%
Financials	2.2%
Materials	0.5%
Real Estate	0.4%
Exchange-Traded Funds	0.2%
Utilities	0.0%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

92913T802-AR

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$98	0.86%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,152	$10,048	$10,236
2016	$11,213	$11,328	$11,396
2017	$13,675	$13,722	$14,012
2018	$13,139	$13,003	$13,581
2019	$17,167	$17,036	$17,892
2020	$20,815	$20,595	$21,895
2021	$26,395	$25,880	$28,004
2022	$20,989	$20,908	$22,467
2023	$27,024	$26,335	$29,175
2024	$34,140	$32,605	$37,180

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	26.33%	14.74%	13.07%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200®  Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200®  Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$894,441,921
  # of Portfolio Holdings201
  Portfolio Turnover Rate15%
  Investment Advisory Fees Paid$5,658,442

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Sector Allocation

Value	Value
Information Technology	37.6%
Consumer Discretionary	11.8%
Financials	10.8%
Communication Services	10.7%
Health Care	10.2%
Industrials	6.7%
Consumer Staples	5.4%
Energy	2.7%
Materials	1.4%
Utilities	1.3%
Real Estate	1.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

92913T620-AR

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$41	0.36%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,209	$10,048	$10,236
2016	$11,326	$11,328	$11,396
2017	$13,883	$13,722	$14,012
2018	$13,403	$13,003	$13,581
2019	$17,604	$17,036	$17,892
2020	$21,452	$20,595	$21,895
2021	$27,330	$25,880	$28,004
2022	$21,846	$20,908	$22,467
2023	$28,270	$26,335	$29,175
2024	$35,888	$32,605	$37,180

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	26.95%	15.31%	13.63%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200®  Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200®  Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$894,441,921
  # of Portfolio Holdings201
  Portfolio Turnover Rate15%
  Investment Advisory Fees Paid$5,658,442

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Sector Allocation

Value	Value
Information Technology	37.6%
Consumer Discretionary	11.8%
Financials	10.8%
Communication Services	10.7%
Health Care	10.2%
Industrials	6.7%
Consumer Staples	5.4%
Energy	2.7%
Materials	1.4%
Utilities	1.3%
Real Estate	1.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

92913T497-AR

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$70	0.61%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,179	$10,048	$10,236
2016	$11,272	$11,328	$11,396
2017	$13,782	$13,722	$14,012
2018	$13,274	$13,003	$13,581
2019	$17,384	$17,036	$17,892
2020	$21,135	$20,595	$21,895
2021	$26,869	$25,880	$28,004
2022	$21,424	$20,908	$22,467
2023	$27,654	$26,335	$29,175
2024	$35,017	$32,605	$37,180

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	26.62%	15.03%	13.35%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200®  Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200®  Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$894,441,921
  # of Portfolio Holdings201
  Portfolio Turnover Rate15%
  Investment Advisory Fees Paid$5,658,442

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Sector Allocation

Value	Value
Information Technology	37.6%
Consumer Discretionary	11.8%
Financials	10.8%
Communication Services	10.7%
Health Care	10.2%
Industrials	6.7%
Consumer Staples	5.4%
Energy	2.7%
Materials	1.4%
Utilities	1.3%
Real Estate	1.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

92913T562-AR

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$86	0.76%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,163	$10,048	$10,236
2016	$11,234	$11,328	$11,396
2017	$13,714	$13,722	$14,012
2018	$13,191	$13,003	$13,581
2019	$17,254	$17,036	$17,892
2020	$20,942	$20,595	$21,895
2021	$26,580	$25,880	$28,004
2022	$21,157	$20,908	$22,467
2023	$27,269	$26,335	$29,175
2024	$34,474	$32,605	$37,180

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	26.42%	14.85%	13.17%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200®  Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200®  Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$894,441,921
  # of Portfolio Holdings201
  Portfolio Turnover Rate15%
  Investment Advisory Fees Paid$5,658,442

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Sector Allocation

Value	Value
Information Technology	37.6%
Consumer Discretionary	11.8%
Financials	10.8%
Communication Services	10.7%
Health Care	10.2%
Industrials	6.7%
Consumer Staples	5.4%
Energy	2.7%
Materials	1.4%
Utilities	1.3%
Real Estate	1.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

92913T745-AR

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.84%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, consumer staples, industrials & utilities.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Top 200® Value Index
7/13/2015	$10,000	$10,000	$10,000
2015	$9,608	$9,694	$9,645
2016	$11,059	$10,929	$11,207
2017	$12,502	$13,238	$12,757
2018	$11,605	$12,545	$11,964
2019	$14,541	$16,436	$15,118
2020	$14,686	$19,869	$15,366
2021	$17,980	$24,968	$18,970
2022	$16,909	$20,172	$18,001
2023	$18,546	$25,408	$19,916
2024	$21,212	$31,456	$22,937

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/13/2015)
Class ADV	14.38%	7.84%	8.27%
Russell 3000® Index	23.81%	13.86%	12.87%
Russell Top 200® Value Index	15.17%	8.70%	9.17%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$210,712,905
  # of Portfolio Holdings160
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$2,803,830

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	5.2%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.0%
UnitedHealth Group, Inc.	2.7%
Walmart, Inc.	2.4%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.6%
Cisco Systems, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	25.0%
Health Care	17.3%
Industrials	13.4%
Information Technology	9.8%
Consumer Staples	8.6%
Energy	7.2%
Consumer Discretionary	4.9%
Communication Services	4.9%
Utilities	3.3%
Materials	2.7%
Real Estate	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

92913T703-AR

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.34%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, consumer staples, industrials & utilities.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Top 200® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,650	$10,048	$9,659
2016	$11,160	$11,328	$11,224
2017	$12,661	$13,722	$12,776
2018	$11,823	$13,003	$11,981
2019	$14,887	$17,036	$15,140
2020	$15,108	$20,595	$15,388
2021	$18,581	$25,880	$18,998
2022	$17,562	$20,908	$18,027
2023	$19,366	$26,335	$19,945
2024	$22,268	$32,605	$22,971

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.99%	8.39%	8.34%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Value Index	15.17%	8.70%	8.67%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$210,712,905
  # of Portfolio Holdings160
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$2,803,830

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	5.2%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.0%
UnitedHealth Group, Inc.	2.7%
Walmart, Inc.	2.4%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.6%
Cisco Systems, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	25.0%
Health Care	17.3%
Industrials	13.4%
Information Technology	9.8%
Consumer Staples	8.6%
Energy	7.2%
Consumer Discretionary	4.9%
Communication Services	4.9%
Utilities	3.3%
Materials	2.7%
Real Estate	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

92913T604-AR

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$63	0.59%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, consumer staples, industrials & utilities.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Top 200® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,623	$10,048	$9,659
2016	$11,096	$11,328	$11,224
2017	$12,560	$13,722	$12,776
2018	$11,699	$13,003	$11,981
2019	$14,696	$17,036	$15,140
2020	$14,873	$20,595	$15,388
2021	$18,251	$25,880	$18,998
2022	$17,209	$20,908	$18,027
2023	$18,927	$26,335	$19,945
2024	$21,703	$32,605	$22,971

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.66%	8.11%	8.06%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Value Index	15.17%	8.70%	8.67%

Effective with this report, the Adviser changed the primary benchmark from the Russell Top 200® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Top 200® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$210,712,905
  # of Portfolio Holdings160
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$2,803,830

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	5.2%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.0%
UnitedHealth Group, Inc.	2.7%
Walmart, Inc.	2.4%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.6%
Cisco Systems, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	25.0%
Health Care	17.3%
Industrials	13.4%
Information Technology	9.8%
Consumer Staples	8.6%
Energy	7.2%
Consumer Discretionary	4.9%
Communication Services	4.9%
Utilities	3.3%
Materials	2.7%
Real Estate	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

92913T505-AR

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$45	0.40%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, communication services, information technology & financials.

↓ Top detractors from performance: By contrast, consumer staples, materials and health care were the bottom absolute performing sectors.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000
2015	$9,941	$10,048	$9,980
2016	$10,648	$11,328	$10,712
2017	$13,274	$13,722	$13,418
2018	$12,592	$13,003	$12,781
2019	$16,984	$17,036	$17,314
2020	$22,900	$20,595	$23,477
2021	$25,715	$25,880	$26,465
2022	$18,780	$20,908	$19,394
2023	$23,540	$26,335	$24,410
2024	$28,611	$32,605	$29,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	21.54%	10.99%	11.08%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$974,852,288
  # of Portfolio Holdings297
  Portfolio Turnover Rate54%
  Investment Advisory Fees Paid$3,534,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	5.0%
AppLovin Corp. - Class A	2.8%
Trade Desk, Inc. - Class A	1.7%
Ameriprise Financial, Inc.	1.6%
Vistra Corp.	1.5%
Datadog, Inc. - Class A	1.4%
Axon Enterprise, Inc.	1.4%
Coinbase Global, Inc. - Class A	1.4%
Vertiv Holdings Co. - Class A	1.3%
Fair Isaac Corp.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.1%
Common Stock	100.4%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	15.5%
Consumer Discretionary	14.7%
Financials	12.8%
Health Care	12.6%
Communication Services	4.6%
Energy	4.0%
Consumer Staples	2.3%
Utilities	1.8%
Materials	1.3%
Real Estate	1.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T307-AR

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$72	0.65%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, communication services, information technology & financials.

↓ Top detractors from performance: By contrast, consumer staples, materials and health care were the bottom absolute performing sectors.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000
2015	$9,921	$10,048	$9,980
2016	$10,597	$11,328	$10,712
2017	$13,179	$13,722	$13,418
2018	$12,471	$13,003	$12,781
2019	$16,777	$17,036	$17,314
2020	$22,568	$20,595	$23,477
2021	$25,283	$25,880	$26,465
2022	$18,416	$20,908	$19,394
2023	$23,024	$26,335	$24,410
2024	$27,922	$32,605	$29,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	21.28%	10.72%	10.81%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$974,852,288
  # of Portfolio Holdings297
  Portfolio Turnover Rate54%
  Investment Advisory Fees Paid$3,534,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	5.0%
AppLovin Corp. - Class A	2.8%
Trade Desk, Inc. - Class A	1.7%
Ameriprise Financial, Inc.	1.6%
Vistra Corp.	1.5%
Datadog, Inc. - Class A	1.4%
Axon Enterprise, Inc.	1.4%
Coinbase Global, Inc. - Class A	1.4%
Vertiv Holdings Co. - Class A	1.3%
Fair Isaac Corp.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.1%
Common Stock	100.4%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	15.5%
Consumer Discretionary	14.7%
Financials	12.8%
Health Care	12.6%
Communication Services	4.6%
Energy	4.0%
Consumer Staples	2.3%
Utilities	1.8%
Materials	1.3%
Real Estate	1.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T109-AR

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$89	0.80%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, communication services, information technology & financials.

↓ Top detractors from performance: By contrast, consumer staples, materials and health care were the bottom absolute performing sectors.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000
2015	$9,904	$10,048	$9,980
2016	$10,562	$11,328	$10,712
2017	$13,117	$13,722	$13,418
2018	$12,390	$13,003	$12,781
2019	$16,648	$17,036	$17,314
2020	$22,360	$20,595	$23,477
2021	$25,009	$25,880	$26,465
2022	$18,190	$20,908	$19,394
2023	$22,708	$26,335	$24,410
2024	$27,494	$32,605	$29,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	21.07%	10.55%	10.64%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$974,852,288
  # of Portfolio Holdings297
  Portfolio Turnover Rate54%
  Investment Advisory Fees Paid$3,534,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	5.0%
AppLovin Corp. - Class A	2.8%
Trade Desk, Inc. - Class A	1.7%
Ameriprise Financial, Inc.	1.6%
Vistra Corp.	1.5%
Datadog, Inc. - Class A	1.4%
Axon Enterprise, Inc.	1.4%
Coinbase Global, Inc. - Class A	1.4%
Vertiv Holdings Co. - Class A	1.3%
Fair Isaac Corp.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.1%
Common Stock	100.4%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	15.5%
Consumer Discretionary	14.7%
Financials	12.8%
Health Care	12.6%
Communication Services	4.6%
Energy	4.0%
Consumer Staples	2.3%
Utilities	1.8%
Materials	1.3%
Real Estate	1.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T208-AR

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$97	0.90%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,667	$10,048	$9,756
2016	$10,910	$11,328	$11,102
2017	$12,807	$13,722	$13,158
2018	$11,551	$13,003	$11,966
2019	$14,938	$17,036	$15,621
2020	$17,329	$20,595	$18,292
2021	$21,072	$25,880	$22,422
2022	$17,265	$20,908	$18,539
2023	$20,081	$26,335	$21,732
2024	$22,956	$32,605	$25,067

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.32%	8.97%	8.67%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$981,994,111
  # of Portfolio Holdings821
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$2,822,882

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	16.4%
Information Technology	14.7%
Consumer Discretionary	10.8%
Health Care	9.2%
Real Estate	7.3%
Utilities	5.6%
Energy	5.3%
Materials	5.2%
Consumer Staples	4.5%
Communication Services	3.6%
Exchange-Traded Funds	0.8%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

92913T638-AR

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.40%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,719	$10,048	$9,756
2016	$11,021	$11,328	$11,102
2017	$13,001	$13,722	$13,158
2018	$11,791	$13,003	$11,966
2019	$15,323	$17,036	$15,621
2020	$17,877	$20,595	$18,292
2021	$21,840	$25,880	$22,422
2022	$17,993	$20,908	$18,539
2023	$21,020	$26,335	$21,732
2024	$24,153	$32,605	$25,067

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.90%	9.53%	9.22%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$981,994,111
  # of Portfolio Holdings821
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$2,822,882

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	16.4%
Information Technology	14.7%
Consumer Discretionary	10.8%
Health Care	9.2%
Real Estate	7.3%
Utilities	5.6%
Energy	5.3%
Materials	5.2%
Consumer Staples	4.5%
Communication Services	3.6%
Exchange-Traded Funds	0.8%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

92913T513-AR

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$70	0.65%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,694	$10,048	$9,756
2016	$10,966	$11,328	$11,102
2017	$12,903	$13,722	$13,158
2018	$11,669	$13,003	$11,966
2019	$15,139	$17,036	$15,621
2020	$17,610	$20,595	$18,292
2021	$21,449	$25,880	$22,422
2022	$17,638	$20,908	$18,539
2023	$20,550	$26,335	$21,732
2024	$23,540	$32,605	$25,067

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.55%	9.23%	8.94%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$981,994,111
  # of Portfolio Holdings821
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$2,822,882

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	16.4%
Information Technology	14.7%
Consumer Discretionary	10.8%
Health Care	9.2%
Real Estate	7.3%
Utilities	5.6%
Energy	5.3%
Materials	5.2%
Consumer Staples	4.5%
Communication Services	3.6%
Exchange-Traded Funds	0.8%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

92913T570-AR

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$86	0.80%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,677	$10,048	$9,756
2016	$10,935	$11,328	$11,102
2017	$12,845	$13,722	$13,158
2018	$11,593	$13,003	$11,966
2019	$15,020	$17,036	$15,621
2020	$17,439	$20,595	$18,292
2021	$21,220	$25,880	$22,422
2022	$17,419	$20,908	$18,539
2023	$20,268	$26,335	$21,732
2024	$23,177	$32,605	$25,067

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.36%	9.06%	8.77%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$981,994,111
  # of Portfolio Holdings821
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$2,822,882

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	16.4%
Information Technology	14.7%
Consumer Discretionary	10.8%
Health Care	9.2%
Real Estate	7.3%
Utilities	5.6%
Energy	5.3%
Materials	5.2%
Consumer Staples	4.5%
Communication Services	3.6%
Exchange-Traded Funds	0.8%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

92913T752-AR

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$100	0.95%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,497	$10,048	$9,559
2016	$11,450	$11,328	$11,596
2017	$13,012	$13,722	$13,295
2018	$11,492	$13,003	$11,831
2019	$14,316	$17,036	$14,850
2020	$17,027	$20,595	$17,815
2021	$19,379	$25,880	$20,455
2022	$15,306	$20,908	$16,274
2023	$17,745	$26,335	$19,029
2024	$19,624	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	10.59%	6.51%	6.97%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$574,419,966
  # of Portfolio Holdings1,749
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$1,926,386

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	18.2%
Industrials	17.2%
Health Care	16.3%
Information Technology	14.3%
Consumer Discretionary	9.7%
Real Estate	6.1%
Energy	5.1%
Materials	4.3%
Consumer Staples	2.8%
Communication Services	2.7%
Utilities	2.7%
Short-Term Investments	5.9%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

92913T653-AR

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$48	0.45%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,545	$10,048	$9,559
2016	$11,560	$11,328	$11,596
2017	$13,209	$13,722	$13,295
2018	$11,720	$13,003	$11,831
2019	$14,669	$17,036	$14,850
2020	$17,539	$20,595	$17,815
2021	$20,055	$25,880	$20,455
2022	$15,904	$20,908	$16,274
2023	$18,556	$26,335	$19,029
2024	$20,621	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.13%	7.05%	7.51%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$574,419,966
  # of Portfolio Holdings1,749
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$1,926,386

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	18.2%
Industrials	17.2%
Health Care	16.3%
Information Technology	14.3%
Consumer Discretionary	9.7%
Real Estate	6.1%
Energy	5.1%
Materials	4.3%
Consumer Staples	2.8%
Communication Services	2.7%
Utilities	2.7%
Short-Term Investments	5.9%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

92913T521-AR

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$74	0.70%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,522	$10,048	$9,559
2016	$11,503	$11,328	$11,596
2017	$13,110	$13,722	$13,295
2018	$11,611	$13,003	$11,831
2019	$14,487	$17,036	$14,850
2020	$17,288	$20,595	$17,815
2021	$19,716	$25,880	$20,455
2022	$15,597	$20,908	$16,274
2023	$18,148	$26,335	$19,029
2024	$20,112	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.82%	6.78%	7.24%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$574,419,966
  # of Portfolio Holdings1,749
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$1,926,386

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	18.2%
Industrials	17.2%
Health Care	16.3%
Information Technology	14.3%
Consumer Discretionary	9.7%
Real Estate	6.1%
Energy	5.1%
Materials	4.3%
Consumer Staples	2.8%
Communication Services	2.7%
Utilities	2.7%
Short-Term Investments	5.9%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

92913T588-AR

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$90	0.85%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,506	$10,048	$9,559
2016	$11,474	$11,328	$11,596
2017	$13,053	$13,722	$13,295
2018	$11,538	$13,003	$11,831
2019	$14,388	$17,036	$14,850
2020	$17,126	$20,595	$17,815
2021	$19,514	$25,880	$20,455
2022	$15,414	$20,908	$16,274
2023	$17,911	$26,335	$19,029
2024	$19,814	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	10.62%	6.61%	7.08%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$574,419,966
  # of Portfolio Holdings1,749
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$1,926,386

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	18.2%
Industrials	17.2%
Health Care	16.3%
Information Technology	14.3%
Consumer Discretionary	9.7%
Real Estate	6.1%
Energy	5.1%
Materials	4.3%
Consumer Staples	2.8%
Communication Services	2.7%
Utilities	2.7%
Short-Term Investments	5.9%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

92913T760-AR

Class ADV: IASCX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$143	1.36%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,874	$10,048	$9,559
2016	$12,228	$11,328	$11,596
2017	$13,535	$13,722	$13,295
2018	$11,339	$13,003	$11,831
2019	$14,237	$17,036	$14,850
2020	$15,907	$20,595	$17,815
2021	$18,164	$25,880	$20,455
2022	$15,069	$20,908	$16,274
2023	$17,687	$26,335	$19,029
2024	$19,456	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	10.00%	6.45%	6.88%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$291,436,862
  # of Portfolio Holdings178
  Portfolio Turnover Rate183%
  Investment Advisory Fees Paid$2,047,945

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	21.0%
Industrials	19.8%
Information Technology	18.5%
Health Care	13.9%
Real Estate	7.4%
Consumer Discretionary	5.6%
Energy	3.1%
Materials	3.1%
Communication Services	3.0%
Utilities	2.3%
Exchange-Traded Funds	1.5%
Consumer Staples	0.4%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASCX

Voya Small Company Portfolio

92913T695-AR

Class I: IVCSX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.86%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,921	$10,048	$9,559
2016	$12,351	$11,328	$11,596
2017	$13,745	$13,722	$13,295
2018	$11,567	$13,003	$11,831
2019	$14,600	$17,036	$14,850
2020	$16,392	$20,595	$17,815
2021	$18,812	$25,880	$20,455
2022	$15,675	$20,908	$16,274
2023	$18,496	$26,335	$19,029
2024	$20,449	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	10.56%	6.97%	7.42%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$291,436,862
  # of Portfolio Holdings178
  Portfolio Turnover Rate183%
  Investment Advisory Fees Paid$2,047,945

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	21.0%
Industrials	19.8%
Information Technology	18.5%
Health Care	13.9%
Real Estate	7.4%
Consumer Discretionary	5.6%
Energy	3.1%
Materials	3.1%
Communication Services	3.0%
Utilities	2.3%
Exchange-Traded Funds	1.5%
Consumer Staples	0.4%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVCSX

Voya Small Company Portfolio

92913T430-AR

Class R6: VSPRX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$83	0.79%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
11/24/2015	$10,000	$10,000	$10,000
2015	$9,601	$9,771	$9,575
2016	$11,952	$11,016	$11,615
2017	$13,294	$13,343	$13,317
2018	$11,188	$12,644	$11,851
2019	$14,119	$16,567	$14,875
2020	$15,861	$20,027	$17,844
2021	$18,203	$25,166	$20,489
2022	$15,177	$20,332	$16,301
2023	$17,917	$25,609	$19,060
2024	$19,831	$31,706	$21,260

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	10.69%	7.03%	7.81%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell 2000® Index	11.54%	7.40%	8.64%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$291,436,862
  # of Portfolio Holdings178
  Portfolio Turnover Rate183%
  Investment Advisory Fees Paid$2,047,945

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	21.0%
Industrials	19.8%
Information Technology	18.5%
Health Care	13.9%
Real Estate	7.4%
Consumer Discretionary	5.6%
Energy	3.1%
Materials	3.1%
Communication Services	3.0%
Utilities	2.3%
Exchange-Traded Funds	1.5%
Consumer Staples	0.4%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VSPRX

Voya Small Company Portfolio

92913T273-AR

Class S: IVPSX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	1.11%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,898	$10,048	$9,559
2016	$12,289	$11,328	$11,596
2017	$13,642	$13,722	$13,295
2018	$11,453	$13,003	$11,831
2019	$14,414	$17,036	$14,850
2020	$16,149	$20,595	$17,815
2021	$18,486	$25,880	$20,455
2022	$15,369	$20,908	$16,274
2023	$18,087	$26,335	$19,029
2024	$19,957	$32,605	$21,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.34%	6.72%	7.15%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$291,436,862
  # of Portfolio Holdings178
  Portfolio Turnover Rate183%
  Investment Advisory Fees Paid$2,047,945

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	21.0%
Industrials	19.8%
Information Technology	18.5%
Health Care	13.9%
Real Estate	7.4%
Consumer Discretionary	5.6%
Energy	3.1%
Materials	3.1%
Communication Services	3.0%
Utilities	2.3%
Exchange-Traded Funds	1.5%
Consumer Staples	0.4%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVPSX

Voya Small Company Portfolio

92913T448-AR

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$86	0.86%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,966	$10,055
2016	$10,153	$10,321
2017	$10,425	$10,687
2018	$10,338	$10,688
2019	$11,133	$11,620
2020	$11,877	$12,493
2021	$11,606	$12,300
2022	$10,028	$10,700
2023	$10,480	$11,291
2024	$10,522	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	0.40%	-1.12%	0.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$1,573,186,337
  # of Portfolio Holdings4,787
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$4,966,025

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

92913T661-AR

Class I: ILBAX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.36%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,023	$10,055
2016	$10,257	$10,321
2017	$10,585	$10,687
2018	$10,550	$10,688
2019	$11,426	$11,620
2020	$12,249	$12,493
2021	$12,020	$12,300
2022	$10,445	$10,700
2023	$10,970	$11,291
2024	$11,058	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	0.80%	-0.65%	1.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$1,573,186,337
  # of Portfolio Holdings4,787
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$4,966,025

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBAX

Voya U.S. Bond Index Portfolio

92913T547-AR

Class S: ILABX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$62	0.61%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,999	$10,055
2016	$10,209	$10,321
2017	$10,509	$10,687
2018	$10,447	$10,688
2019	$11,278	$11,620
2020	$12,072	$12,493
2021	$11,816	$12,300
2022	$10,237	$10,700
2023	$10,725	$11,291
2024	$10,795	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	0.65%	-0.87%	0.77%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$1,573,186,337
  # of Portfolio Holdings4,787
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$4,966,025

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILABX

Voya U.S. Bond Index Portfolio

92913T596-AR

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$76	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class S2	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,973	$10,055
2016	$10,170	$10,321
2017	$10,453	$10,687
2018	$10,377	$10,688
2019	$11,195	$11,620
2020	$11,955	$12,493
2021	$11,684	$12,300
2022	$10,107	$10,700
2023	$10,573	$11,291
2024	$10,626	$11,433

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	0.50%	-1.04%	0.61%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

  Total Net Assets$1,573,186,337
  # of Portfolio Holdings4,787
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$4,966,025

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

92913T729-AR

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$18	0.17%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: Absolute performance was strongest in Asia/Pacific Ex Japan.

↓ Top detractors from performance: Absolute performance was weakest in Latin America.

Total Return Based on $10,000 Investment

	Voya VACS Index Series EM Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
3/15/2023	$10,000	$10,000	$10,000
2023	$11,000	$11,473	$11,070
2024	$11,719	$12,108	$11,901

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (3/15/2023)
Voya VACS Index Series EM Portfolio	6.54%	9.23%
MSCI All Country World Ex-U.S. Index℠	5.53%	11.26%
MSCI Emerging Markets Index℠	7.50%	10.19%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$445,170,766
  # of Portfolio Holdings1,005
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$538,242

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	4.5%
Samsung Electronics Co. Ltd.	2.5%
Alibaba Group Holding Ltd.	2.2%
HDFC Bank Ltd.	1.5%
Meituan - Class B	1.3%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp. - Class H	1.0%
ICICI Bank Ltd.	1.0%
Infosys Ltd.	0.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	9.0%
Thailand	1.4%
Indonesia	1.5%
Malaysia	1.5%
Mexico	1.7%
South Africa	2.6%
Brazil	4.0%
Saudi Arabia	4.1%
South Korea	8.8%
India	19.1%
Taiwan	19.2%
China	25.2%

Sector Allocation

Value	Value
Information Technology	23.7%
Financials	23.4%
Consumer Discretionary	12.8%
Communication Services	9.3%
Industrials	6.4%
Materials	5.6%
Consumer Staples	4.7%
Energy	4.5%
Health Care	3.4%
Utilities	2.7%
Real Estate	1.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

92913T182-AR

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$16	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy & consumer staples were the bottom absolute performing sectors for the period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series I Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2/3/2023	$10,000	$10,000	$10,000
2023	$10,900	$10,614	$10,799
2024	$11,264	$11,201	$11,212

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/3/2023)
Voya VACS Index Series I Portfolio	3.34%	6.44%
MSCI All Country World Ex-U.S. Index℠	5.53%	6.13%
MSCI EAFE® Index	3.82%	6.18%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Indexto the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,674,195,737
  # of Portfolio Holdings729
  Portfolio Turnover Rate6%
  Investment Advisory Fees Paid$2,470,710

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.4%
Countries-Other	8.7%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.5%
Netherlands	4.6%
Australia	7.0%
Germany	9.0%
Switzerland	9.8%
France	10.7%
United Kingdom	13.8%
Japan	22.5%

Sector Allocation

Value	Value
Financials	21.4%
Industrials	17.2%
Health Care	12.1%
Consumer Discretionary	11.0%
Information Technology	8.5%
Consumer Staples	8.2%
Materials	5.9%
Communication Services	4.7%
Energy	3.4%
Utilities	3.2%
Real Estate	2.0%
Short-Term Investments	5.4%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

92913T174-AR

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: Healthcare, materials & consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series MC Portfolio	Russell 3000® Index	Russell Midcap® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$10,880	$11,814	$10,897
2024	$12,521	$14,627	$12,569

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series MC Portfolio	15.09%	12.38%
Russell 3000® Index	23.81%	21.81%
Russell Midcap® Index	15.34%	12.60%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,238,356
  # of Portfolio Holdings815
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$719,020

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.8%
Palantir Technologies, Inc. - Class A	1.3%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.2%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Sector Allocation

Value	Value
Industrials	16.3%
Financials	16.2%
Information Technology	14.6%
Consumer Discretionary	10.7%
Health Care	9.1%
Real Estate	7.2%
Utilities	5.5%
Energy	5.2%
Materials	5.2%
Consumer Staples	4.5%
Communication Services	3.5%
Exchange-Traded Funds	1.8%
Short-Term Investments	2.2%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

92913T166-AR

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000®Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples & industrials.

↓ Top detractors from performance: Energy was the bottom absolute performing sector posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series SC Portfolio	Russell 3000® Index	Russell 2000® Index
1/20/2023	$10,000	$10,000	$10,000
2023	$11,010	$12,116	$11,024
2024	$12,240	$15,001	$12,296

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (1/20/2023)
Voya VACS Index Series SC Portfolio	11.18%	10.95%
Russell 3000® Index	23.81%	23.16%
Russell 2000® Index	11.54%	11.21%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$236,427,248
  # of Portfolio Holdings1,738
  Portfolio Turnover Rate17%
  Investment Advisory Fees Paid422,031

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	6.3%
Common Stock	96.7%

Sector Allocation

Value	Value
Financials	17.7%
Industrials	16.8%
Health Care	15.8%
Information Technology	13.9%
Consumer Discretionary	9.4%
Real Estate	5.9%
Energy	5.0%
Materials	4.2%
Communication Services	2.7%
Consumer Staples	2.7%
Utilities	2.6%
Short-Term Investments	6.3%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

92913T158-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended December 31, 2024 and December 31, 2023.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of each respective registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $357,466 for the year ended December 31, 2024 and $351,027 for the year ended December 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of each respective registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $210,307 for the year ended December 31, 2024 and $88,662 for the year ended December 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.            Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.            Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.            Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.            Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.       Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.            Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.            Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 16, 2023

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:            January 1, 2024 to December 31, 2024

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2024 and December 31, 2023; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2024	2023
Voya Variable Portfolios, Inc.	$210,307	$88,662
Voya Investments, LLC (1)	$15,784,141	$17,183,452

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio
■	Voya Government Money Market Portfolio
■	Voya Growth and Income Portfolio
■	Voya Intermediate Bond Portfolio
■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio and Voya Small Company Portfolio and the Boards of Directors/Trustees of Voya Variable Portfolios, Inc., Voya Government Money Market Portfolio, Voya Variable Funds and Voya Intermediate Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio and Voya Small Company Portfolio (collectively referred to as the “Portfolios”) (each a portfolio of Voya Variable Portfolios, Inc., Voya Government Money Market Portfolio, Voya Variable Funds, Voya Intermediate Bond Portfolio and Voya Variable Portfolios, Inc., respectively (collectively referred to as the “Registrants”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Registrants’ management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Registrants in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Registrants are not required to have, nor were we engaged to perform, an audit of the Registrants’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Registrants’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

1

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$463,693,716	$–	$2,413,927,995
Short-term investments at fair value†	2,268,354	–	4,973,000
Short-term investments at amortized cost	–	737,358,932	–
Repurchase agreements	–	106,269,000	–
Cash	59,531	9,749	506,545
Foreign currencies at value‡	472	–	–
Receivables:
Investment securities sold	–	58,483,808	–
Fund shares sold	326,939	1,506,926	4,802
Dividends	718,181	135,293	1,573,320
Interest	53	850,463	208
Foreign tax reclaims	942,297	–	4,078
Prepaid expenses	3,104	5,123	13,276
Reimbursement due from Investment Adviser	64,209	–	–
Other assets	60,130	117,848	267,799
Total assets	468,136,986	904,737,142	2,421,271,023

LIABILITIES:
Payable for investment securities purchased	–	79,601,589	–
Payable for fund shares redeemed	20,875	11,660	822,956
Payable upon receipt of securities loaned	1,868,354	–	–
Payable for investment management fees	224,590	212,322	1,378,949
Payable for distribution and shareholder service fees	76,051	–	43,250
Payable to directors/ trustees under the deferred compensation plan
(Note 6)	60,130	117,848	267,799
Payable for directors/ trustees fees	1,225	2,068	5,710
Other accrued expenses and liabilities	96,772	161,019	644,163
Total liabilities	2,347,997	80,106,506	3,162,827
NET ASSETS	$465,788,989	$824,630,636	$2,418,108,196

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$390,835,884	$824,622,804	$1,856,177,947
Total distributable earnings	74,953,105	7,832	561,930,249
NET ASSETS	$465,788,989	$824,630,636	$2,418,108,196

+ Including securities loaned at value	$1,757,686	$—	$—
* Cost of investments in securities	$417,657,762	$—	$1,876,932,769
† Cost of short-term investments	$2,268,354	$—	$4,973,000
‡ Cost of foreign currencies	$473	$—	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$12,252,229	n/a	$91,160,837
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,048,572	n/a	4,593,533
Net asset value and redemption price per share	$11.68	n/a	$19.85

Class I
Net assets	$124,887,149	$824,630,636	$2,293,616,274
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	10,710,148	824,522,761	109,758,702
Net asset value and redemption price per share	$11.66	$1.00	$20.90

Class S
Net assets	$328,504,095	n/a	$32,627,456
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	28,003,025	n/a	1,640,427
Net asset value and redemption price per share	$11.73	n/a	$19.89

Class S2
Net assets	$145,516	n/a	$703,629
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	12,602	n/a	36,906
Net asset value and redemption price per share	$11.55	n/a	$19.07

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$723,655,706	$290,312,438
Investments in affiliates at fair value**	158,463,470	–
Short-term investments at fair value†	44,988,945	8,739,773
Cash	29,684	60,405
Cash collateral for futures contracts	4,796,545	–
Cash pledged for centrally cleared swaps (Note 2)	6,266,000	–
Receivables:
Investment securities sold	5,582	–
Investment securities sold on a delayed-delivery or when-issued basis	4,702,025	–
Fund shares sold	978,958	65,092
Dividends	424,441	464,054
Interest	5,749,219	–
Foreign tax reclaims	–	11,235
Variation margin on centrally cleared swaps	23,855	–
Unrealized appreciation on forward foreign currency contracts	698,733	–
Unrealized appreciation on forward premium swaptions	1,510,429	–
Prepaid expenses	13,420	1,762
Reimbursement due from Investment Adviser	328,832	1,591
Other assets	370,940	47,837
Total assets	953,006,784	299,704,187

LIABILITIES:
Income distribution payable	4,143	–
Payable for investment securities purchased	7,058,760	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	18,047,402	–
Payable for fund shares redeemed	547,021	95,615
Payable upon receipt of securities loaned	15,193,555	7,811,773
Unrealized depreciation on forward premium swaptions	450,485	–
Variation margin payable on futures contracts	176,165	–
Cash received as collateral for OTC derivatives (Note 2)	2,020,000	–
Payable for investment management fees	407,635	191,015
Payable for distribution and shareholder service fees	82,526	16,978
Payable to directors/ trustees under the deferred compensation plan (Note 6)	370,940	47,837
Payable for directors/ trustees fees	4,601	736
Other accrued expenses and liabilities	387,001	103,371
Total liabilities	44,750,234	8,267,325
NET ASSETS	$908,256,550	$291,436,862

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,335,681,519	$263,294,633
Total distributable earnings (loss)	(427,424,969)	28,142,229
NET ASSETS	$908,256,550	$291,436,862

+ Including securities loaned at value	$14,760,332	$7,557,763
* Cost of investments in securities	$768,953,676	$282,538,425
** Cost of investments in affiliates	$155,143,271	$—
† Cost of short-term investments	$44,990,615	$8,739,773

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Class ADV
Net assets	$180,920,722	$8,698,211
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	17,032,469	606,799
Net asset value and redemption price per share	$10.62	$14.33

Class I
Net assets	$658,203,763	$215,962,542
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	61,292,033	13,468,455
Net asset value and redemption price per share	$10.74	$16.03

Class R6
Net assets	n/a	$7,892,200
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	491,292
Net asset value and redemption price per share	n/a	$16.06

Class S
Net assets	$60,945,440	$58,883,909
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,712,191	3,866,963
Net asset value and redemption price per share	$10.67	$15.23

Class S2
Net assets	$8,186,625	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	770,655	n/a
Net asset value and redemption price per share	$10.62	n/a

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$15,499,333	$438,401	$34,846,221
Interest	4,871	42,417,560	33,908
Securities lending income, net	65,984	—	48,012
Other	2,391	4,011	10,677
Total investment income	15,572,579	42,859,972	34,938,818

EXPENSES:
Investment management fees	2,732,619	2,890,686	13,698,326
Distribution and shareholder service fees:
Class ADV	60,184	—	453,429
Class S(1)	870,863	28	77,652
Class S2	922	—	2,539
Class T(2)	4,756	—	—
Transfer agent fees:
Class ADV	7,319	—	40,050
Class I	76,902	590,959	960,984
Class S(1)	211,166	9	13,692
Class S2	140	—	282
Class T(2)	369	—	—
Shareholder reporting expense	45,705	29,398	47,610
Registration fees	—	2,506	—
Professional fees	43,427	64,499	120,327
Custody and accounting expense	80,655	53,589	141,078
Director/ Trustee fees and expenses	12,244	20,682	57,106
Miscellaneous expense	43,627	47,442	84,963
Interest expense	4,169	—	15,852
Total expenses	4,195,067	3,699,798	15,713,890
Waived and reimbursed fees	(314,019)	(371,670)	77,700
Net expenses	3,881,048	3,328,128	15,791,590
Net investment income	11,691,531	39,531,844	19,147,228
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	38,087,614	430,899	319,619,231
Foreign currency related transactions	(76,572)	—	—
Net realized gain	38,011,042	430,899	319,619,231
Net change in unrealized appreciation (depreciation) on:
Investments	9,387,529	—	140,369,967
Foreign currency related transactions	(43,982)	—	(62)
Net change in unrealized appreciation (depreciation)	9,343,547	—	140,369,905
Net realized and unrealized gain	47,354,589	430,899	459,989,136
Increase in net assets resulting from operations	$59,046,120	$39,962,743	$479,136,364

* Foreign taxes withheld	$634,265	$—	$115,164

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.
(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$392,756	$5,297,427
Dividends from affiliated underlying funds	17,351,984	—
Interest	74,681,732	—
Securities lending income, net	414,698	211,035
Other	10,648	1,420
Total investment income	92,851,818	5,509,882

EXPENSES:
Investment management fees	9,200,741	2,206,399
Distribution and shareholder service fees:
Class ADV	937,091	43,734
Class S	2,437,986	151,865
Class S2	31,884	—
Transfer agent fees:
Class ADV	115,508	11,112
Class I	412,862	275,261
Class R6	—	13
Class S	597,616	77,292
Class S2	5,026	—
Shareholder reporting expense	122,541	21,431
Professional fees	149,156	27,071
Custody and accounting expense	353,104	44,264
Director/ Trustee fees and expenses	46,010	7,358
Miscellaneous expense	128,158	20,530
Interest expense	1,270	1,480
Total expenses	14,538,953	2,887,810
Waived and reimbursed fees	(1,349,103)	(158,454)
Net expenses	13,189,850	2,729,356
Net investment income	79,661,968	2,780,526
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,301,830)	39,799,882
Sale of affiliated underlying funds	1,596,523	—
Capital gain distributions from affiliated underlying funds	3,234,093	—
Forward foreign currency contracts	35,900	—
Foreign currency related transactions	(62,556)	46
Futures	9,050,276	—
Swaps	(4,681,254)	—
Written options	3,078,267	—
Net realized gain	3,949,419	39,799,928
Net change in unrealized appreciation (depreciation) on:
Investments	22,217,131	(12,808,788)
Affiliated underlying funds	411,860	—
Forward foreign currency contracts	688,938	—
Foreign currency related transactions	4,950	(400)
Futures	(9,680,052)	—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024 (CONTINUED)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Swaps	(895,090)	—
Written options	(37,379)	—
Net change in unrealized appreciation (depreciation)	12,710,358	(12,809,188)
Net realized and unrealized gain	16,659,777	26,990,740
Increase in net assets resulting from operations	$96,321,745	$29,771,266

* Foreign taxes withheld	$—	$38,551

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		Voya
	Global High Dividend		Government Money
	Low Volatility Portfolio		Market Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$11,691,531	$14,022,998	$39,531,844	$29,047,186
Net realized gain	38,011,042	8,261,340	430,899	46,211
Net change in unrealized appreciation (depreciation)	9,343,547	7,774,399	—	—
Increase in net assets resulting from operations	59,046,120	30,058,737	39,962,743	29,093,397
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(702,630)	(628,649)	—	—
Class I	(7,775,423)	(7,821,746)	(39,871,963)	(29,043,782)
Class S(1)	(20,314,859)	(22,181,478)	(549)	(3,404)
Class S2	(13,458)	(13,371)	—	—
Class T(2)	(6,126)	(132,365)	—	—
Total distributions	(28,812,496)	(30,777,609)	(39,872,512)	(29,047,186)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,840,756	6,090,929	192,650,111	312,212,531
Reinvestment of distributions	28,812,496	30,777,609	39,871,963	29,047,175
	37,653,252	36,868,538	232,522,074	341,259,706
Cost of shares redeemed	(88,580,448)	(82,358,673)	(198,605,887)	(73,858,949)
Net increase (decrease) in net assets resulting from capital share transactions	(50,927,196)	(45,490,135)	33,916,187	267,400,757
Net increase (decrease) in net assets	(20,693,572)	(46,209,007)	34,006,418	267,446,968
NET ASSETS:
Beginning of year or period	486,482,561	532,691,568	790,624,218	523,177,250
End of year or period	$465,788,989	$486,482,561	$824,630,636	$790,624,218

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and		Voya Intermediate
	Income Portfolio		Bond Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$19,147,228	$19,975,610	$79,661,968	$93,668,620
Net realized gain (loss)	319,619,231	195,064,515	3,949,419	(167,701,072)
Net change in unrealized appreciation (depreciation)	140,369,905	238,557,183	12,710,358	232,307,993
Increase in net assets resulting from operations	479,136,364	453,597,308	96,321,745	158,275,541
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(12,702,776)	(7,985,344)	(7,732,052)	(7,128,793)
Class I	(312,765,110)	(180,665,369)	(30,980,523)	(29,314,154)
Class S	(4,527,241)	(2,864,812)	(42,299,441)	(55,309,491)
Class S2	(99,988)	(54,676)	(336,876)	(288,062)
Total distributions	(330,095,115)	(191,570,201)	(81,348,892)	(92,040,500)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	287,031,123	15,241,028	131,883,666	55,574,940
Reinvestment of distributions	329,890,863	191,309,903	79,932,512	92,036,551
	616,921,986	206,550,931	211,816,178	147,611,491
Cost of shares redeemed	(352,602,050)	(215,177,355)	(1,634,330,372)	(318,950,203)
Net increase (decrease) in net assets resulting from capital share transactions	264,319,936	(8,626,424)	(1,422,514,194)	(171,338,712)
Net increase (decrease) in net assets	413,361,185	253,400,683	(1,407,541,341)	(105,103,671)
NET ASSETS:
Beginning of year or period	2,004,747,011	1,751,346,328	2,315,797,891	2,420,901,562
End of year or period	$2,418,108,196	$2,004,747,011	$908,256,550	$2,315,797,891

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small
	Company Portfolio
	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
FROM OPERATIONS:
Net investment income	$2,780,526	$2,285,317
Net realized gain	39,799,928	17,560,323
Net change in unrealized appreciation (depreciation)	(12,809,188)	28,858,545
Increase in net assets resulting from operations	29,771,266	48,704,185
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(345,295)	(4,770)
Class I	(8,310,232)	(1,010,099)
Class R6	(312,443)	(24,562)
Class S	(2,352,815)	(127,469)
Total distributions	(11,320,785)	(1,166,900)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,172,719	12,322,525
Reinvestment of distributions	11,320,785	1,166,900
	21,493,504	13,489,425
Cost of shares redeemed	(52,121,635)	(59,371,276)
Net decrease in net assets resulting from capital share transactions	(30,628,131)	(45,881,851)
Net increase (decrease) in net assets	(12,177,650)	1,655,434
NET ASSETS:
Beginning of year or period	303,614,512	301,959,078
End of year or period	$291,436,862	$303,614,512

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

Voya Global High Dividend Low Volatility Portfolio
Class ADV
12-31-24	11.01	0.24	•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27	•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
12-31-20	10.83	0.18		(0.35)	(0.17)	0.19		—		0.01	0.20		—	10.46	(1.27)	1.16	1.10	1.10	1.86		13,684	72
Class I
12-31-24	10.99	0.30	•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32	•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
12-31-20	10.82	0.23		(0.36)	(0.13)	0.24		—		0.01	0.25		—	10.44	(0.83)	0.66	0.60	0.60	2.36		129,379	72
Class S
12-31-24	11.05	0.27	•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30	•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
12-31-20	10.87	0.21		(0.37)	(0.16)	0.21		—		0.01	0.22		—	10.49	(1.09)	0.91	0.85	0.85	2.11		465,405	72
Class S2
12-31-24	10.89	0.25	•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28	•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
12-31-20	10.73	0.19		(0.36)	(0.17)	0.20		—		0.01	0.21		—	10.35	(1.25)	1.06	1.00	1.00	1.95		354	72
Voya Government Money Market Portfolio
Class I
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05	•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.29	0.51	0.17	0.17	0.20		569,945	—
Voya Growth and Income Portfolio
Class ADV
12-31-24	18.60	0.09	•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
12-31-20	27.93	0.26		4.22	4.48	0.26		2.86		—	3.12		—	29.29	16.74	1.17	1.07	1.07	0.90		903,118	92
Class I
12-31-24	19.45	0.19	•	4.49	4.68	0.20		3.03		—	3.23		—	20.90	23.85	0.66	0.67	0.67	0.86		2,293,616	95
12-31-23	16.88	0.21	•	4.41	4.62	0.23		1.82		—	2.05		—	19.45	27.39	0.69	0.67	0.67	1.09		1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23		2.73		—	2.96		—	16.88	(14.71)	0.68	0.66	0.66	1.09		1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35		14.87		—	15.22		—	23.30	29.00	0.66	0.61	0.61	0.85		2,137,930	65
12-31-20	28.44	0.39		4.32	4.71	0.39		2.86		—	3.25		—	29.90	17.26	0.67	0.62	0.62	1.35		1,845,796	92
Class S
12-31-24	18.63	0.13	•	4.30	4.43	0.14		3.03		—	3.17		—	19.89	23.56	0.91	0.92	0.92	0.61		32,627	95
12-31-23	16.23	0.15	•	4.24	4.39	0.17		1.82		—	1.99		—	18.63	27.06	0.94	0.92	0.92	0.84		29,695	75

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Growth and Income Portfolio (continued)
Class S (continued)
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18	2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27	14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32		4.22	4.54	0.32	2.86		—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
Class S2
12-31-24	17.98	0.09	•	4.15	4.24	0.12	3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12	•	4.11	4.23	0.17	1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16	2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22	14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25	•	4.19	4.44	0.29	2.86		—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
Voya Intermediate Bond Portfolio
Class ADV
12-31-24	10.82	0.43	•	(0.19)	0.24	0.44	—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39	•	0.31	0.70	0.39	—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29	—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25	0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32		0.61	0.93	0.38	0.30		—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
Class I
12-31-24	10.94	0.49	•	(0.19)	0.30	0.50	—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45	•	0.30	0.75	0.44	—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35	—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31	0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39		0.61	1.00	0.45	0.30		—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
Class S
12-31-24	10.87	0.46	•	(0.19)	0.27	0.47	—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42	•	0.30	0.72	0.41	—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32	—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28	0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35		0.62	0.97	0.42	0.30		—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
Class S2
12-31-24	10.82	0.44	•	(0.19)	0.25	0.45	—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40	•	0.31	0.71	0.40	—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30	—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26	0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33		0.62	0.95	0.40	0.30		—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
Voya Small Company Portfolio
Class ADV
12-31-24	13.56	0.07	•	1.23	1.30	0.08	0.45		—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04	•	1.97	2.01	0.01	—		—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—	4.77		—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—	0.08		—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)		1.77	1.73	0.01	0.27		—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
Class I
12-31-24	15.09	0.15	•	1.38	1.53	0.14	0.45		—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11	•	2.19	2.30	0.06	—		—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—	4.77		—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03	0.08		—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05		1.86	1.91	0.09	0.27		—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Company Portfolio (continued)
Class R6
12-31-24	15.11	0.17	•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10	7,892	183
12-31-23	12.87	0.12	•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
12-31-20	17.04	0.03		1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
Class S
12-31-24	14.36	0.11	•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76	58,884	183
12-31-23	12.23	0.08	•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	0.00	*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
*	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eighteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2024, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $2,209,162, which represent the gross payments to be received by the Portfolio on OTC forward premium swaptions and open forward foreign currency contracts were they to be unwound as of December 31, 2024. At December 31, 2024, Intermediate Bond received $2,020,000 from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2024, Intermediate Bond had a liability position of $450,485 on OTC forward premium swaptions. If a contingent feature would have been triggered as of December 31, 2024, the Portfolio could have been required to pay these amounts in cash to its counterparties. At December 31, 2024, Intermediate Bond did not pledge any cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Intermediate Bond	$498,770	$5,144,788

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at December 31, 2024.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign

19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2024, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the year ended December 31, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Intermediate Bond	$342,942,865	$126,305,903

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at December 31, 2024.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the year ended December 31, 2024, Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Intermediate Bond had average notional values of $6,000,500 on purchased

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currency options. There were no open purchased foreign currency options at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had purchased forward premium swaptions with an average notional value of $65,050,492 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had written forward premium swaptions with an average notional value of $51,772,949 to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average notional values of $74,718,360 on purchased interest swaptions. There were no open purchased interest swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average notional values of $201,639,070 on written interest swaptions. There were no open written interest swaptions at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had purchased exchange-traded options to manage its duration strategy. Intermediate Bond had average notional values of $138,232,369 on purchased exchange-traded options. There were no open purchased exchange-traded options at December 31, 2024.

During the year ended December 31, 2024, Intermediate Bond had written exchange-traded options to generate income. Intermediate Bond had average notional values of $138,232,369 on written exchange-traded options. There were no open written exchange-traded options at December 31, 2024.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to

21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at December 31, 2024

K.  Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At December 31, 2024, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

22

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities

23

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the year ended December 31, 2024, Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.

For the year ended December 31, 2024, Intermediate Bond had an average notional amount of $63,925,166, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at December 31, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2024, Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the year ended December 31, 2024, Intermediate Bond had average notional amount of $66,416,772 on Long interest rate swaps.

For the year ended December 31, 2024, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the year ended December 31, 2024, Intermediate Bond had average notional amounts of $236,420,626 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at December 31, 2024.

At December 31, 2024, Intermediate Bond had pledged $6,266,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit

24

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2024, Intermediate Bond had an average notional amount of $303,377 on foreign currency volatility swaps (receiver). There were no open foreign currency volatility swaps at December 31, 2024.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$351,436,672	$418,992,201
Growth and Income	2,155,564,532	2,202,935,806
Intermediate Bond	909,483,709	1,655,439,628
Small Company	538,534,344	577,470,587

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$3,358,726,352	$3,975,063,466

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

For Government Money Market, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each

25

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. Government Money Market’s Class S shares were fully redeemed on close of business May 1, 2024.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2025. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the year ended December 31, 2024, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of December 31, 2024, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
Government Money Market	$499,407	$—	$—	$499,407

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	10.58%
	Growth and Income	5.78
	Intermediate Bond	25.00
Voya Retirement Insurance and Annuity Company	Global High Dividend Low Volatility	23.96
	Government Money Market	86.48
	Growth and Income	75.88
	Intermediate Bond	60.19
	Small Company	70.23

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/ trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the

26

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$295,375
Government Money Market	590,393
Growth and Income	1,010,431
Intermediate Bond	1,129,529
Small Company	363,234

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:

	December 31,
	2025	2026	2027	Total
Growth and Income	$170,094	$—	$—	$170,094
Intermediate Bond	1,169,688	25,754	218,105	1,413,547

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Growth and Income
Class ADV	$—	$8,399	$—	$8,399
Class I	—	181,414	—	181,414
Class S	—	3,344	—	3,344
Class S2	—	41	—	41
Intermediate Bond
Class ADV	$—	$105,106	$115,505	$220,611
Class I	—	380,591	412,854	793,445
Class S	—	763,635	597,614	1,361,249
Class S2	—	4,131	5,026	9,157
Small Company
Class ADV	$5,488	$6,421	$4,826	$16,735
Class I	201,196	176,387	119,913	497,496
Class S	47,092	48,109	33,715	128,916

The Expense Limitation Agreements are contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

27

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 8 — LINE OF CREDIT (continued)

generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Global High Dividend Low Volatility	11	$2,162,091	6.31%
Growth and Income	10	9,029,500	6.32
Intermediate Bond	2	3,922,500	5.83
Small Company	4	2,215,750	6.01

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global High Dividend Low Volatility
Class ADV
12/31/2024	232,407	—	61,970	(186,038)	—	108,339	2,642,472	—	702,630	(2,170,911)	—	1,174,191
12/31/2023	23,211	—	59,586	(163,088)	—	(80,291)	250,966	—	628,649	(1,746,727)	—	(867,112)
Class I
12/31/2024	206,073	—	685,757	(1,302,840)	—	(411,010)	2,388,367	—	7,775,423	(15,156,505)	—	(4,992,715)
12/31/2023	149,704	—	742,261	(1,236,455)	—	(344,490)	1,608,229	—	7,821,746	(13,184,511)	—	(3,754,536)
Class S
12/31/2024	331,203	—	1,782,669	(5,914,590)	—	(3,800,718)	3,775,068	—	20,314,859	(68,793,849)	—	(44,703,922)
12/31/2023	385,383	—	2,093,849	(6,213,341)	—	(3,734,109)	4,157,960	—	22,181,478	(66,750,788)	—	(40,411,350)
Class S2
12/31/2024	176	—	1,202	(9,831)	—	(8,453)	1,984	—	13,458	(116,306)	—	(100,864)
12/31/2023	1,936	—	1,282	(2,595)	—	623	20,706	—	13,371	(27,089)	—	6,988
Class T(1)
12/31/2024	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)
12/31/2023	4,898	—	12,533	(59,389)	—	(41,958)	53,068	—	132,365	(649,558)	—	(464,125)
Government Money Market
Class I
12/31/2024	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056
12/31/2023	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245
Class S(2)
12/31/2024	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,869)	—	(1,374,869)
12/31/2023	1,327,506	—	3,394	(3,388)	—	1,327,512	1,327,506	—	3,394	(3,388)	—	1,327,512
Growth and Income
Class ADV
12/31/2024	121,095	—	625,208	(663,588)	—	82,715	2,445,633	—	12,702,776	(13,983,639)	—	1,164,770
12/31/2023	109,448	—	429,922	(581,411)	—	(42,041)	2,001,286	—	7,985,344	(10,681,412)	—	(694,782)
Class I
12/31/2024	12,976,830	—	14,619,310	(15,063,445)	—	12,532,695	278,871,315	—	312,560,858	(329,330,078)	—	262,102,095
12/31/2023	588,250	—	9,287,892	(10,114,956)	—	(238,814)	10,935,237	—	180,405,071	(192,525,142)	—	(1,184,834)
Class S
12/31/2024	266,549	—	222,385	(442,346)	—	46,588	5,686,342	—	4,527,241	(9,285,341)	—	928,242
12/31/2023	123,432	—	153,993	(669,270)	—	(391,845)	2,282,418	—	2,864,812	(11,970,702)	—	(6,823,472)
Class S2
12/31/2024	1,402	—	5,121	(149)	—	6,374	27,833	—	99,988	(2,992)	—	124,829
12/31/2023	1,262	—	3,045	(6)	—	4,301	22,087	—	54,676	(99)	—	76,664
Intermediate Bond
Class ADV
12/31/2024	540,054	—	720,148	(2,132,849)	—	(872,647)	5,799,273	—	7,732,052	(22,881,389)	—	(9,350,064)

28

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Intermediate Bond (continued)
Class ADV
12/31/2023	567,308	—	675,456	(2,715,922)	—	(1,473,158)	6,026,011	—	7,128,793	(28,589,924)	—	(15,435,120)
Class I
12/31/2024	3,866,247	—	2,853,655	(10,537,400)	—	(3,817,498)	42,032,984	—	30,973,661	(114,261,510)	—	(41,254,865)
12/31/2023	2,955,057	—	2,746,632	(9,078,842)	—	(3,377,153)	31,617,109	—	29,310,205	(96,576,712)	—	(35,649,398)
Class S
12/31/2024	7,643,461	—	3,806,311	(134,729,103)	—	(123,279,331)	82,066,385	—	40,889,923	(1,495,177,628)	—	(1,372,221,320)
12/31/2023	1,526,428	—	5,219,172	(18,107,325)	—	(11,361,725)	16,252,928	—	55,309,491	(192,003,084)	—	(120,440,665)
Class S2
12/31/2024	183,902	—	31,375	(186,564)	—	28,713	1,985,024	—	336,876	(2,009,845)	—	312,055
12/31/2023	157,769	—	27,298	(167,626)	—	17,441	1,678,892	—	288,062	(1,780,483)	—	186,471
Small Company
Class ADV
12/31/2024	47,530	—	26,561	(109,939)	—	(35,848)	633,203	—	345,295	(1,506,032)	—	(527,534)
12/31/2023	82,520	—	417	(88,639)	—	(5,702)	1,009,532	—	4,770	(1,063,546)	—	(49,244)
Class I
12/31/2024	172,044	—	573,119	(2,226,596)	—	(1,481,433)	2,648,079	—	8,310,232	(34,274,526)	—	(23,316,215)
12/31/2023	232,364	—	79,598	(3,026,063)	—	(2,714,101)	3,214,902	—	1,010,099	(41,457,697)	—	(37,232,696)
Class R6
12/31/2024	276,765	—	21,518	(140,658)	—	157,625	4,085,673	—	312,443	(2,219,178)	—	2,178,938
12/31/2023	268,162	—	1,934	(594,078)	—	(323,982)	3,644,555	—	24,562	(7,892,034)	—	(4,222,917)
Class S
12/31/2024	194,821	—	170,617	(978,278)	—	(612,840)	2,805,764	—	2,352,815	(14,121,899)	—	(8,963,320)
12/31/2023	338,125	—	10,535	(693,474)	—	(344,814)	4,453,536	—	127,469	(8,957,999)	—	(4,376,994)

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

29

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

Global High Dividend Low Volatility
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Citigroup Global Markets Limited	$1,278,413	$(1,278,413)	$—
JP Morgan Securities Plc.	401,171	(401,171)	—
Morgan Stanley & Co. LLC	1,434	(1,434)	—
UBS AG	76,668	(76,668)	—
Total	$1,757,686	$(1,757,686)	$—

(1)	Cash collateral with a fair value of $1,868,354 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$1,525,504	$(1,525,504)	$—
Barclays Capital Inc.	319,250	(319,250)	—
BNP Paribas	1,591,209	(1,591,209)	—
BNP Paribas Prime Brokerage Intl Ltd	3,311,615	(3,311,615)	—
BNP Paribas Securities Corp.	86,398	(86,398)	—
BofA Securities Inc	143,359	(143,359)	—
Canadian Imperial Bank of Commerce	811,315	(811,315)	—
Citigroup Global Markets Inc.	409,531	(409,531)	—
Deutsche Bank Securities Inc.	35,914	(35,914)	—
Goldman, Sachs & Co. LLC	299,394	(299,394)	—
HSBC Securities (USA) Inc.	422,916	(422,916)	—
J.P. Morgan Securities
LLC	1,770,258	(1,770,258)	—
Jefferies LLC	178,183	(178,183)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Mizuho Securities USA LLC.	$974,519	$(974,519)	$—
National Bank Financial Inc	2,204,813	(2,204,813)	—
TD Securities Inc	542,651	(542,651)	—
Truist Securities INC	133,503	(133,503)	—
Total	$14,760,332	$(14,760,332)	$—

(1)	Cash collateral with a fair value of $15,193,555 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount

BNP Paribas Prime Brokerage Intl Ltd	$279,770	$(279,770)	$—
BNP Paribas Securities Corp.	518,850	(518,850)	—
BofA Securities Inc	60,109	(60,109)	—
Citadel Clearing LLC	140,913	(140,913)	—
Goldman, Sachs & Co. LLC	140,635	(140,635)	—
HSBC Bank PLC	136,584	(136,584)	—
J.P. Morgan Securities LLC	550,527	(550,527)	—
Jefferies LLC	862,353	(862,353)	—
Morgan Stanley & Co. LLC	907,340	(907,340)	—
National Financial Services LLC	346,350	(346,350)	—
Natixis Securities America LLC	1,586,503	(1,586,503)	—
State Street Bank and Trust Company	352,167	(352,167)	—
TD Prime Services LLC	94,093	(94,093)	—
UBS AG	1,581,413	(1,581,413)	—
Wells Fargo Securities LLC	156	(156)	—
Total	$7,557,763	$(7,557,763)	$—

(1)	Cash collateral with a fair value of $7,811,773 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals.

30

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Global High Dividend Low Volatility	$15,234,189	$13,578,307	$13,652,061	$17,125,548
Government Money Market	39,872,512	—	29,047,186	—
Growth and Income	44,698,285	285,396,830	81,111,926	110,458,275
Intermediate Bond	81,348,892	—	92,040,500	—
Small Company	11,320,785	—	1,166,900	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$6,530,171	$23,413,348	$45,009,586	$—	—	$74,953,105
Government Money Market	7,832	—	—	—	—	7,832
Growth and Income	30,404,399	5,322,088	526,203,762	—	—	561,930,249
Intermediate Bond	5,726,253	—	(52,751,394)	(52,163,390)	Short term	(427,424,969)
				(328,236,438)	Long term

				$(380,399,828)
Small Company	35,823,092	—	(7,680,863)	—	—	28,142,229

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2024, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial

31

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2024, the following Portfolios paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	NII	$0.0034	February 3, 2025	Daily
Class I	STCG	$0.0000*	February 3, 2025	January 30, 2025
Intermediate Bond
Class ADV	NII	$0.0381	February 3, 2025	Daily
Class I	NII	$0.0431	February 3, 2025	Daily
Class S	NII	$0.0405	February 3, 2025	Daily
Class S2	NII	$0.0390	February 3, 2025	Daily

NII – Net investment income
STCG – Short-term capital gain
* Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

32

PORTFOLIO OF INVESTMENTS as of December 31, 2024
Voya Global High Dividend Low Volatility Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Australia: 1.3%
2,746	Cochlear Ltd.	$491,749	0.1
50,559	Computershare Ltd.	1,062,067	0.2
403,262	Medibank Pvt Ltd.	945,204	0.2
73,258	QBE Insurance Group Ltd.	870,002	0.2
233,747	Scentre Group	494,807	0.1
911,996	Telstra Group Ltd.	2,260,201	0.5
		6,124,030	1.3
	Bermuda: 0.6%
33,293	Axis Capital Holdings Ltd.	2,950,426	0.6

	Canada: 4.1%
15,555	Canadian Imperial Bank of Commerce	983,976	0.2
8,287	Canadian Tire Corp. Ltd. - Class A	871,794	0.2
81,595	Cenovus Energy, Inc.	1,236,882	0.3
29,893	iA Financial Corp., Inc.	2,772,503	0.6
89,282	Keyera Corp.	2,730,416	0.6
62,628	Pembina Pipeline Corp.	2,313,940	0.5
71,363	Suncor Energy, Inc.	2,547,313	0.5
13,975	Thomson Reuters Corp.	2,244,050	0.5
28,421	TMX Group Ltd.	875,496	0.2
13,978	Waste Connections, Inc.	2,398,345	0.5
		18,974,715	4.1
	Denmark: 0.7%
99,451	Danske Bank A/S	2,819,702	0.6
2,678	Pandora A/S	489,955	0.1
		3,309,657	0.7
	France: 2.0%
8,761	BNP Paribas SA	537,898	0.1
36,972	Carrefour SA	526,216	0.1
25,443	Cie Generale des Etablissements Michelin SCA	837,215	0.2
22,103	Danone SA	1,493,717	0.3
11,859	Eiffage SA	1,039,933	0.2
55,799	Getlink SE	889,755	0.2
4,754	Ipsen SA	544,908	0.1
214,296	Orange SA	2,138,210	0.5
11,146	Sanofi	1,083,512	0.3
		9,091,364	2.0
	Germany: 1.7%
3,615	Deutsche Boerse AG	832,739	0.2
117,415	Deutsche Telekom AG, Reg	3,518,120	0.7
38,136 (1)	Fresenius SE & Co. KGaA	1,323,739	0.3
11,928 (2)	Scout24 SE	1,052,515	0.2
11,521	Symrise AG	1,228,976	0.3
		7,956,089	1.7
	Hong Kong: 1.1%
653,000	BOC Hong Kong Holdings Ltd.	2,085,118	0.5
87,000	CK Hutchison Holdings Ltd.	462,531	0.1
15,300	Jardine Matheson Holdings Ltd.	625,158	0.1
163,500	Power Assets Holdings Ltd.	1,138,675	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
76,500	Swire Pacific Ltd. - Class A	$691,835	0.2
		5,003,317	1.1
	Ireland: 0.8%
48,498	Medtronic PLC	3,874,020	0.8

	Israel: 0.3%
88,610	Bank Leumi Le-Israel BM	1,054,222	0.2
57,450	Playtika Holding Corp.	398,703	0.1
		1,452,925	0.3
	Italy: 1.6%
769,507	Intesa Sanpaolo SpA	3,086,355	0.7
91,628 (2)	Poste Italiane SpA	1,295,903	0.3
76,927	UniCredit SpA	3,080,803	0.6
		7,463,061	1.6
	Japan: 4.5%
130,300	Central Japan Railway Co.	2,445,153	0.5
92,800	Chubu Electric Power Co., Inc.	973,569	0.2
13,300	Daito Trust Construction Co. Ltd.	1,486,868	0.3
54,400	Daiwa House Industry Co. Ltd.	1,670,144	0.4
37,700	Japan Airlines Co. Ltd.	594,319	0.1
48,600	Japan Post Holdings Co. Ltd.	457,703	0.1
17,000 (3)	Japan Tobacco, Inc.	436,098	0.1
32,700	KDDI Corp.	1,041,515	0.2
37,500 (3)	Kirin Holdings Co. Ltd.	486,905	0.1
40,800	Nitto Denko Corp.	682,128	0.2
49,300	Ono Pharmaceutical Co. Ltd.	513,286	0.1
51,600	Secom Co. Ltd.	1,752,330	0.4
93,700	Sekisui Chemical Co. Ltd.	1,604,353	0.4
38,000	Shionogi & Co. Ltd.	532,956	0.1
22,800	Sumitomo Corp.	493,419	0.1
109,400	Takeda Pharmaceutical Co. Ltd.	2,896,072	0.6
28,600 (1)(3)	Trend Micro, Inc./Japan	1,541,914	0.3
478,300	Z Holdings Corp.	1,264,669	0.3
		20,873,401	4.5
	Netherlands: 1.2%
29,825 (2)	ABN AMRO Bank NV	460,247	0.1
555,485	Koninklijke KPN NV	2,025,545	0.4
56,857	NN Group NV	2,479,455	0.5
3,945	Wolters Kluwer NV	655,440	0.2
		5,620,687	1.2
	Norway: 0.8%
94,952	DNB Bank ASA	1,895,663	0.4
6,141	Kongsberg Gruppen ASA	690,904	0.2
96,781	Telenor ASA	1,079,801	0.2
		3,666,368	0.8
	Singapore: 0.8%
69,100	DBS Group Holdings Ltd.	2,214,342	0.5
51,600	Singapore Exchange Ltd.	480,995	0.1
337,400	Singapore Technologies Engineering Ltd.	1,151,261	0.2
		3,846,598	0.8

See Accompanying Notes to Financial Statements

33

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain: 1.5%
31,960	ACS Actividades de Construccion y Servicios SA	$1,601,596	0.3
6,804 (2)	Aena SME SA	1,388,683	0.3
44,972	Industria de Diseno Textil SA	2,303,646	0.5
134,946	Repsol SA	1,642,019	0.4
		6,935,944	1.5
	Sweden: 0.5%
43,705	Essity AB - Class B	1,168,090	0.3
57,565	Swedbank AB - Class A	1,136,676	0.2
		2,304,766	0.5
	Switzerland: 2.6%
14,489	Alcon, Inc.	1,228,487	0.3
369	Givaudan SA, Reg	1,613,041	0.3
13,273	Holcim AG	1,277,990	0.3
38,960	Novartis AG, Reg	3,793,040	0.8
4,809	Swiss Re AG	696,510	0.1
6,114	Zurich Insurance Group AG	3,636,397	0.8
		12,245,465	2.6
	United Kingdom: 3.1%
183,463 (2)	Auto Trader Group PLC	1,815,331	0.4
169,685	BAE Systems PLC	2,434,167	0.5
92,493	British American Tobacco PLC	3,337,568	0.7
255,609	NatWest Group PLC	1,280,915	0.3
113,761	Pearson PLC	1,824,196	0.4
80,096	Sage Group PLC	1,272,597	0.3
53,744	Smiths Group PLC	1,152,296	0.2
31,422	Whitbread PLC	1,156,637	0.3
		14,273,707	3.1
	United States: 68.3%
38,166	AbbVie, Inc.	6,782,098	1.5
5,929	Acuity Brands, Inc.	1,732,039	0.4
110,964	ADT, Inc.	766,761	0.2
16,283	AECOM	1,739,350	0.4
9,652	Allison Transmission Holdings, Inc.	1,042,995	0.2
9,976	Allstate Corp.	1,923,273	0.4
7,789	Alphabet, Inc. - Class A	1,474,458	0.3
65,997	Altria Group, Inc.	3,450,983	0.7
29,586	Amdocs Ltd.	2,518,952	0.5
6,242	American Financial Group, Inc.	854,717	0.2
53,569	American Homes 4 Rent - Class A	2,004,552	0.4
1,321	Ameriprise Financial, Inc.	703,340	0.2
13,356	AmerisourceBergen Corp.	3,000,826	0.6
13,696	AMETEK, Inc.	2,468,841	0.5
6,937	Aon PLC - Class A	2,491,493	0.5
15,067	AptarGroup, Inc.	2,367,026	0.5
12,869	Assurant, Inc.	2,743,928	0.6
216,749	AT&T, Inc.	4,935,375	1.1
15,291	Automatic Data Processing, Inc.	4,476,134	1.0
47,824	Baker Hughes Co.	1,961,740	0.4
25,948	Bank of New York Mellon Corp.	1,993,585	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
21,891	Black Hills Corp.	$1,281,061	0.3
71,992	Bristol-Myers Squibb Co.	4,071,868	0.9
86,581	Brixmor Property Group, Inc.	2,410,415	0.5
12,979	Broadridge Financial Solutions, Inc.	2,934,422	0.6
20,633	Brown & Brown, Inc.	2,104,979	0.5
3,926	Capital One Financial Corp.	700,084	0.2
25,577	Cardinal Health, Inc.	3,024,992	0.6
15,330	Cboe Global Markets, Inc.	2,995,482	0.6
4,732	Chevron Corp.	685,383	0.1
11,678	Church & Dwight Co., Inc.	1,222,803	0.3
11,969	Cigna Group	3,305,120	0.7
13,936	Cintas Corp.	2,546,107	0.5
98,582	Cisco Systems, Inc.	5,836,054	1.3
36,565	Citigroup, Inc.	2,573,810	0.6
16,949	CME Group, Inc.	3,936,066	0.8
8,595	Coca-Cola Co.	535,125	0.1
38,599	Colgate-Palmolive Co.	3,509,035	0.8
37,908	Commerce Bancshares, Inc.	2,362,047	0.5
33,954	ConocoPhillips	3,367,218	0.7
15,609	COPT Defense Properties	483,099	0.1
120,444	Coterra Energy, Inc.	3,076,140	0.7
17,116	CSX Corp.	552,333	0.1
10,286	CVS Health Corp.	461,739	0.1
10,332	Delta Air Lines, Inc.	625,086	0.1
2,631	Digital Realty Trust, Inc.	466,555	0.1
45,560	Dow, Inc.	1,828,323	0.4
29,070	DT Midstream, Inc.	2,890,430	0.6
38,810	Edison International	3,098,590	0.7
9,742	Elevance Health, Inc.	3,593,824	0.8
40,648	Entergy Corp.	3,081,931	0.7
35,910	Equitable Holdings, Inc.	1,693,875	0.4
37,525	Equity Residential	2,692,794	0.6
47,449	Essent Group Ltd.	2,583,124	0.6
4,793	Essex Property Trust, Inc.	1,368,114	0.3
49,520	Evergy, Inc.	3,047,956	0.7
71,779	Exelon Corp.	2,701,762	0.6
13,005	First Industrial Realty Trust, Inc.	651,941	0.1
20,210	Fortive Corp.	1,515,750	0.3
10,770	Fox Corp. - Class A	523,207	0.1
55,722	Gaming and Leisure Properties, Inc.	2,683,572	0.6
47,085	General Mills, Inc.	3,002,610	0.6
58,078	Genpact Ltd.	2,494,450	0.5
45,717	Gilead Sciences, Inc.	4,222,879	0.9
46,478	H&R Block, Inc.	2,455,898	0.5
9,587	Hancock Whitney Corp.	524,601	0.1
5,411	Hanover Insurance Group, Inc.	836,865	0.2
28,596	Hartford Financial Services Group, Inc.	3,128,402	0.7
24,462	Hewlett Packard Enterprise Co.	522,264	0.1
5,308	Hilton Worldwide Holdings, Inc.	1,311,925	0.3
1,681	Humana, Inc.	426,487	0.1

See Accompanying Notes to Financial Statements

34

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
18,521	Ingredion, Inc.	$2,547,749	0.5
17,690	International Bancshares Corp.	1,117,300	0.2
15,512	Jack Henry & Associates, Inc.	2,719,254	0.6
50,228	Johnson & Johnson	7,263,973	1.6
24,176	Kimberly-Clark Corp.	3,168,023	0.7
123,354	Kinder Morgan, Inc.	3,379,900	0.7
57,975	Kraft Heinz Co.	1,780,412	0.4
3,703	Lamar Advertising Co. - Class A	450,803	0.1
2,573	Lancaster Colony Corp.	445,489	0.1
9,955	Leidos Holdings, Inc.	1,434,117	0.3
7,309	Lockheed Martin Corp.	3,551,735	0.8
36,226	Loews Corp.	3,067,980	0.7
18,639	Marsh & McLennan Cos., Inc.	3,959,110	0.8
6,167	McKesson Corp.	3,514,635	0.8
47,551	Merck & Co., Inc.	4,730,373	1.0
33,322	MetLife, Inc.	2,728,405	0.6
103,211	MGIC Investment Corp.	2,447,133	0.5
5,437	Motorola Solutions, Inc.	2,513,145	0.5
31,958	National Fuel Gas Co.	1,939,211	0.4
60,962	National Retail Properties, Inc.	2,490,298	0.5
22,862	NetApp, Inc.	2,653,821	0.6
25,801	New Jersey Resources Corp.	1,203,617	0.3
1,838	NewMarket Corp.	971,107	0.2
77,235	NiSource, Inc.	2,839,159	0.6
23,938	NorthWestern Corp.	1,279,725	0.3
3,411	NVIDIA Corp.	458,063	0.1
63,018	OGE Energy Corp.	2,599,492	0.6
15,774	Old Republic International Corp.	570,861	0.1
10,954	ONE Gas, Inc.	758,564	0.2
8,662	OneMain Holdings, Inc.	451,550	0.1
32,733	ONEOK, Inc.	3,286,393	0.7
33,867	PepsiCo, Inc.	5,149,816	1.1
27,969	PG&E Corp.	564,414	0.1
7,366	Philip Morris International, Inc.	886,498	0.2
24,704	Phillips 66	2,814,527	0.6
47,283	Procter & Gamble Co.	7,926,995	1.7
11,185	Progressive Corp.	2,680,038	0.6
9,519	Prosperity Bancshares, Inc.	717,257	0.2
26,636	Prudential Financial, Inc.	3,157,165	0.7
3,831	Ralph Lauren Corp.	884,884	0.2
40,471	Raytheon Technologies Corp.	4,683,304	1.0
32,314	Regency Centers Corp.	2,388,974	0.5
13,235	Reinsurance Group of America, Inc.	2,827,393	0.6
13,815	Republic Services, Inc.	2,779,302	0.6
52,348	Rollins, Inc.	2,426,330	0.5
23,509	RPM International, Inc.	2,893,018	0.6
9,694	Ryan Specialty Holdings, Inc.	621,967	0.1
1,258	Sherwin-Williams Co.	427,632	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
6,582	Skyworks Solutions, Inc.	$583,692	0.1
34,641	SLM Corp.	955,399	0.2
9,239	Snap-on, Inc.	3,136,456	0.7
42,542	Sonoco Products Co.	2,078,177	0.4
39,273	SS&C Technologies Holdings, Inc.	2,976,108	0.6
37,157	Synchrony Financial	2,415,205	0.5
20,491	Tapestry, Inc.	1,338,677	0.3
15,442	Texas Roadhouse, Inc.	2,786,200	0.6
3,883	TJX Cos., Inc.	469,105	0.1
6,878	Tradeweb Markets, Inc. - Class A	900,468	0.2
5,390	Travelers Cos., Inc.	1,298,397	0.3
964	UnitedHealth Group, Inc.	487,649	0.1
35,161	Unum Group	2,567,808	0.6
125,424	Verizon Communications, Inc.	5,015,706	1.1
8,668	Visa, Inc. - Class A	2,739,435	0.6
3,432	Watts Water Technologies, Inc. - Class A	697,726	0.1
80,704	Wells Fargo & Co.	5,668,649	1.2
145,350	Wendy's Co.	2,369,205	0.5
64,245	Williams Cos., Inc.	3,476,939	0.7
8,271	Xcel Energy, Inc.	558,458	0.1
		318,051,433	68.3
	Total Common Stock (Cost $407,635,705)	454,017,973	97.5

EXCHANGE-TRADED FUNDS: 1.4%
37,091	iShares MSCI EAFE Value ETF	1,946,165	0.4
25,497	iShares Russell 1000 Value ETF	4,720,260	1.0
		6,666,425	1.4
	Total Exchange-Traded Funds (Cost $6,767,186)	6,666,425	1.4

PREFERRED STOCK: 0.6%
	Germany: 0.6%
25,168	Henkel AG & Co. KGaA	2,208,154	0.5
21,262	Porsche Automobil Holding SE	801,164	0.1
		3,009,318	0.6
	Total Preferred Stock (Cost $3,254,871)	3,009,318	0.6
	Total Long-Term Investments (Cost $417,657,762)	463,693,716	99.5

See Accompanying Notes to Financial Statements

35

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.4%
868,354 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $868,567, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $885,721, due 03/27/25-01/01/55)	$868,354	0.2
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	1,000,000	0.2
	Total Repurchase Agreements (Cost $1,868,354)	1,868,354	0.4

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.1%
400,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $400,000)	$400,000	0.1
	Total Short-Term Investments (Cost $2,268,354)	2,268,354	0.5
	Total Investments in Securities (Cost $419,926,116)	$465,962,070	100.0
	Liabilities in Excess of Other Assets	(173,081)	0.0
	Net Assets	$465,788,989	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

Percentage
Sector Diversification	of Net Assets
Financials	23.9%
Industrials	13.7
Health Care	13.2
Consumer Staples	9.3
Energy	7.6
Communication Services	6.1
Utilities	5.8
Information Technology	5.7
Real Estate	4.8
Consumer Discretionary	4.7
Materials	3.3
Exchange-Traded Funds	1.4
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	0.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

36

PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)
Voya Global High Dividend Low Volatility Portfolio

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,124,030	$—	$6,124,030
Bermuda	2,950,426	—	—	2,950,426
Canada	18,974,715	—	—	18,974,715
Denmark	—	3,309,657	—	3,309,657
France	—	9,091,364	—	9,091,364
Germany	—	7,956,089	—	7,956,089
Hong Kong	625,158	4,378,159	—	5,003,317
Ireland	3,874,020	—	—	3,874,020
Israel	398,703	1,054,222	—	1,452,925
Italy	—	7,463,061	—	7,463,061
Japan	—	20,873,401	—	20,873,401
Netherlands	—	5,620,687	—	5,620,687
Norway	—	3,666,368	—	3,666,368
Singapore	—	3,846,598	—	3,846,598
Spain	—	6,935,944	—	6,935,944
Sweden	1,168,090	1,136,676	—	2,304,766
Switzerland	—	12,245,465	—	12,245,465
United Kingdom	—	14,273,707	—	14,273,707
United States	318,051,433	—	—	318,051,433
Total Common Stock	346,042,545	107,975,428	—	454,017,973
Exchange-Traded Funds	6,666,425	—	—	6,666,425
Preferred Stock	2,208,154	801,164	—	3,009,318
Short-Term Investments	400,000	1,868,354	—	2,268,354
Total Investments, at fair value	$355,317,124	$110,644,946	$—	$465,962,070

__________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $420,886,189.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$59,901,457
Gross Unrealized Depreciation	(14,891,871)
Net Unrealized Appreciation	$45,009,586

See Accompanying Notes to Financial Statements

37

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: 44.8%
127,500,000 (1)	Fannie Mae Discount Notes BB, 2.140%, 01/02/2025	$127,485,125	15.5
7,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.440%, (SOFRRATE + 0.070%), 11/20/2025	7,000,000	0.8
3,500,000 (2)	Federal Farm Credit Banks Funding Corp., 4.720%, (SOFRRATE + 0.350%), 11/25/2025	3,508,846	0.4
9,250,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.435%, (SOFRRATE + 0.065%), 09/05/2025	9,250,000	1.1
65,000,000 (1)	Federal Home Loan Bank Discount Notes, 2.880%, 01/03/2025	64,984,653	7.9
47,500,000 (2)	Federal Home Loan Banks, 4.390%, (SOFRRATE + 0.020%), 03/07/2025	47,500,000	5.8
18,500,000 (2)	Federal Home Loan Banks, 4.390%, (SOFRRATE + 0.020%), 03/10/2025	18,500,000	2.2
18,500,000 (2)	Federal Home Loan Banks, 4.395%, (SOFRRATE + 0.025%), 03/04/2025	18,500,000	2.2
3,750,000 (2)	Federal Home Loan Banks, 4.395%, (SOFRRATE + 0.025%), 03/20/2025	3,750,000	0.5
9,000,000 (2)	Federal Home Loan Banks, 4.400%, (SOFRRATE + 0.030%), 04/10/2025	9,000,000	1.1
9,000,000 (2)	Federal Home Loan Banks, 4.420%, (SOFRRATE + 0.050%), 08/21/2025	9,000,000	1.1
9,250,000 (2)	Federal Home Loan Banks, 4.435%, (SOFRRATE + 0.065%), 09/16/2025	9,250,000	1.1
13,000,000 (2)	Federal Home Loan Banks 0001, 4.530%, (SOFRRATE + 0.160%), 10/20/2025	13,008,943	1.6
10,750,000 (2)	Federal Home Loan Banks 0003, 4.380%, (SOFRRATE + 0.010%), 03/03/2025	10,750,000	1.3

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
18,000,000 (2)	Federal Home Loan Banks 0003, 4.395%, (SOFRRATE + 0.025%), 03/06/2025	$18,000,000	2.2
		369,487,567	44.8
	Total U.S. Government Agency Debt (Cost $369,487,567)	369,487,567	44.8
U.S. TREASURY DEBT: 35.6%
80,000,000 (1)	United States Treasury Bill, 4.160%, 02/13/2025	79,601,589	9.6
37,000,000 (1)	United States Treasury Bill, 4.270%, 01/30/2025	36,870,951	4.5
28,000,000 (1)	United States Treasury Bill, 4.300%, 03/20/2025	27,741,546	3.4
141,500,000 (1)	United States Treasury Bill, 4.300%, 04/22/2025	139,656,381	16.9
10,000,000 (2)	United States Treasury Floating Rate Notes, 4.476%, (USBMMY3M + 0.200%), 01/31/2025	10,000,898	1.2
		293,871,365	35.6
	Total U.S. Treasury Debt (Cost $293,871,365)	293,871,365	35.6
U.S. TREASURY REPURCHASE AGREEMENTS: 12.9%
106,269,000	Deutsche Bank, Repurchase Agreement dated 12/31/2024, 4.400%, due 01/02/2025 $106,294,977 to be received upon repurchase (Collateralized by $145,212,300, various U.S. Treasury Bonds, 2.75-3.00%, Market Value plus accrued interest $108,394,433 due 11/15/2042-8/15/2048)	106,269,000	12.9
	Total U.S. Treasury Repurchase Agreements (Cost $106,269,000)	106,269,000	12.9

See Accompanying Notes to Financial Statements

38

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
INVESTMENT COMPANIES: 9.0%
37,000,000 (3)	Goldman Sachs Financial Square Government Fund, Institutional Class, Fixed Income, 4.360%, 01/02/2025	$37,000,000	4.5
37,000,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.430%, 01/02/2025	37,000,000	4.5
		74,000,000	9.0
	Total Investment Companies (Cost $74,000,000)	74,000,000	9.0
	Total Investments in Securities (Cost $843,627,932)	$843,627,932	102.3
	Liabilities in Excess of Other Assets	(18,997,296)	(2.3)
	Net Assets	$824,630,636	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(3)	Rate shown is the 7-day yield as of December 31, 2024.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At December 31, 2024, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

39

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Investment Companies	$74,000,000	$—	$—	$74,000,000
U.S. Government Agency Debt	—	369,487,567	—	369,487,567
U.S. Treasury Debt	—	293,871,365	—	293,871,365
U.S. Treasury Repurchase Agreements	—	106,269,000	—	106,269,000
Total Investments, at fair value	$74,000,000	$769,627,932	$—	$843,627,932

__________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of December 31, 2024:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$106,269,000	$(106,269,000)	$—
Totals	$106,269,000	$(106,269,000)	$—

__________

(1)	Collateral with a fair value of $108,394,433 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

40

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.8%
	Communication Services: 6.9%
1,887,671	AT&T, Inc.	$42,982,269	1.8
145,247	Meta Platforms, Inc. - Class A	85,043,571	3.5
484,679 (1)	Pinterest, Inc. - Class A	14,055,691	0.6
2,316,636 (1)	Warner Bros Discovery, Inc.	24,486,842	1.0
		166,568,373	6.9
	Consumer Discretionary: 10.0%
558,083 (1)	Amazon.com, Inc.	122,437,829	5.1
485,522	Las Vegas Sands Corp.	24,936,410	1.1
90,549	Lowe's Cos., Inc.	22,347,493	0.9
319,540	PVH Corp.	33,791,355	1.4
306,105	Tapestry, Inc.	19,997,840	0.8
94,755	Williams-Sonoma, Inc.	17,546,731	0.7
		241,057,658	10.0
	Consumer Staples: 4.8%
1,681,568	Kenvue, Inc.	35,901,477	1.5
604,918	McCormick & Co., Inc.	46,118,948	1.9
277,146	Philip Morris International, Inc.	33,354,521	1.4
		115,374,946	4.8
	Energy: 4.4%
373,621	Chesapeake Energy Corp.	37,193,971	1.6
254,753	Chevron Corp.	36,898,425	1.5
346,328	HF Sinclair Corp.	12,138,796	0.5
521,033	Schlumberger NV	19,976,405	0.8
		106,207,597	4.4
	Financials: 11.9%
226,975	American Financial Group, Inc.	31,079,687	1.3
138,209	Arthur J Gallagher & Co.	39,230,625	1.6
985,612	Bank of America Corp.	43,317,647	1.8
425,342	Bank of New York Mellon Corp.	32,679,026	1.4
71,375	Goldman Sachs Group, Inc.	40,870,752	1.7
232,733	Intercontinental Exchange, Inc.	34,679,544	1.4
167,049	PNC Financial Services Group, Inc.	32,215,400	1.3
468,691	Wells Fargo & Co.	32,920,856	1.4
		286,993,537	11.9
	Health Care: 12.2%
289,433	Abbott Laboratories	32,737,767	1.4
183,054	AbbVie, Inc.	32,528,696	1.3
434,220	Bristol-Myers Squibb Co.	24,559,483	1.0
108,430	Cigna Group	29,941,860	1.2
37,822	McKesson Corp.	21,555,136	0.9
13,054 (1)	Mettler-Toledo International, Inc.	15,973,919	0.7
83,997	Stryker Corp.	30,243,120	1.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
62,926	Thermo Fisher Scientific, Inc.	$32,735,993	1.4
75,285	UnitedHealth Group, Inc.	38,083,670	1.6
71,313	Universal Health Services, Inc. - Class B	12,794,978	0.5
57,167 (1)	Vertex Pharmaceuticals, Inc.	23,021,151	1.0
		294,175,773	12.2
	Industrials: 7.6%
265,734 (1)	Boeing Co.	47,034,918	1.9
194,366	Dover Corp.	36,463,061	1.5
350,754	Ingersoll Rand, Inc.	31,729,207	1.3
63,685	Parker-Hannifin Corp.	40,505,570	1.7
64,320 (1)	Saia, Inc.	29,312,554	1.2
		185,045,310	7.6
	Information Technology: 34.8%
83,402	Accenture PLC - Class A	29,339,990	1.2
802,189	Apple, Inc.	200,884,169	8.3
395,072	Broadcom, Inc.	91,593,492	3.8
1,016,304 (1)	Dropbox, Inc. - Class A	30,529,772	1.3
223,669	Micron Technology, Inc.	18,823,983	0.8
436,059	Microsoft Corp.	183,798,869	7.6
842,194	NVIDIA Corp.	113,098,232	4.7
133,577	Salesforce, Inc.	44,658,798	1.8
260,793	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,504,010	2.1
129,877	Visa, Inc. - Class A	41,046,327	1.7
143,685 (1)	Workday, Inc. - Class A	37,075,041	1.5
		842,352,683	34.8
	Materials: 2.1%
511,516	Alcoa Corp.	19,325,075	0.8
197,065	CF Industries Holdings, Inc.	16,813,586	0.7
124,726	Nucor Corp.	14,556,771	0.6
		50,695,432	2.1
	Real Estate: 2.2%
313,384	Boston Properties, Inc.	23,303,234	0.9
247,316	Welltower, Inc.	31,169,236	1.3
		54,472,470	2.2
	Utilities: 2.9%
211,215	Duke Energy Corp.	22,756,304	0.9
363,828	NextEra Energy, Inc.	26,082,829	1.1
262,103	Public Service Enterprise Group, Inc.	22,145,083	0.9
10,000,000 (2)(3)	Southern Energy	—	0.0
		70,984,216	2.9
	Total Common Stock (Cost $1,876,932,769)	2,413,927,995	99.8

See Accompanying Notes to Financial Statements

41

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
4,973,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $4,973,000)	$4,973,000	0.2
	Total Short-Term Investments (Cost $4,973,000)	$4,973,000	0.2
	Total Investments in Securities (Cost $1,881,905,769)	$2,418,900,995	100.0
	Liabilities in Excess of Other Assets	(792,799)	0.0
	Net Assets	$2,418,108,196	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

42

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$166,568,373	$—	$—	$166,568,373
Consumer Discretionary	241,057,658	—	—	241,057,658
Consumer Staples	115,374,946	—	—	115,374,946
Energy	106,207,597	—	—	106,207,597
Financials	286,993,537	—	—	286,993,537
Health Care	294,175,773	—	—	294,175,773
Industrials	185,045,310	—	—	185,045,310
Information Technology	842,352,683	—	—	842,352,683
Materials	50,695,432	—	—	50,695,432
Real Estate	54,472,470	—	—	54,472,470
Utilities	70,984,216	—	—	70,984,216
Total Common Stock	2,413,927,995	—	—	2,413,927,995
Short-Term Investments	4,973,000	—	—	4,973,000
Total Investments, at fair value	$2,418,900,995	$—	$—	$2,418,900,995

_________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2024, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,892,697,294.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$567,293,164
Gross Unrealized Depreciation	(41,089,402)
Net Unrealized Appreciation	$526,203,762

See Accompanying Notes to Financial Statements

43

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 22.3%
	Basic Materials: 0.2%
576,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$526,879	0.1
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	411,551	0.1
24,000	FMC Corp., 5.150%, 05/18/2026	24,040	0.0
27,000 (1)	Glencore Funding LLC, 5.893%, 04/04/2054	26,222	0.0
221,000	Nutrien Ltd., 2.950%, 05/13/2030	198,971	0.0
270,000 (2)	Nutrien Ltd., 5.400%, 06/21/2034	268,411	0.0
26,000	Nutrien Ltd., 5.875%, 12/01/2036	26,451	0.0
4,000	Nutrien Ltd., 5.950%, 11/07/2025	4,040	0.0
389,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	358,194	0.0
		1,844,759	0.2

	Communications: 1.5%
161,000	Amazon.com, Inc., 2.100%, 05/12/2031	137,571	0.0
110,000	AT&T, Inc., 3.500%, 09/15/2053	74,138	0.0
161,000	AT&T, Inc., 3.550%, 09/15/2055	108,390	0.0
164,000	AT&T, Inc., 3.650%, 09/15/2059	108,736	0.0
106,000	AT&T, Inc., 3.800%, 12/01/2057	73,224	0.0
361,000	AT&T, Inc., 4.900%, 08/15/2037	340,787	0.1
259,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	228,491	0.0
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	63,980	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	135,399	0.0
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	204,680	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
482,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	$491,505	0.1
301,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	308,033	0.0
380,000	Cisco Systems, Inc., 4.950%, 02/26/2031	381,460	0.1
134,000	Comcast Corp., 1.500%, 02/15/2031	109,116	0.0
125,000	Comcast Corp., 1.950%, 01/15/2031	104,602	0.0
346,000	Comcast Corp., 2.650%, 02/01/2030	310,051	0.0
96,000	Comcast Corp., 3.200%, 07/15/2036	77,574	0.0
103,000	Comcast Corp., 3.900%, 03/01/2038	86,661	0.0
166,000 (2)	Comcast Corp., 5.300%, 06/01/2034	165,882	0.0
252,000	Comcast Corp., 5.500%, 05/15/2064	235,254	0.0
262,000	Discovery Communications LLC, 3.625%, 05/15/2030	233,177	0.0
759,000	Meta Platforms, Inc., 4.750%, 08/15/2034	739,221	0.1
1,100,000	Meta Platforms, Inc., 5.400%, 08/15/2054	1,066,197	0.1
806,000	Meta Platforms, Inc., 5.550%, 08/15/2064	786,407	0.1
230,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	229,731	0.0
200,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	191,402	0.0
213,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	200,035	0.0
200,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	167,981	0.0
315,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	330,215	0.1
382,000	Netflix, Inc., 5.875%, 11/15/2028	396,058	0.1
47,000	Orange SA, 9.000%, 03/01/2031	55,991	0.0
45,000	Paramount Global, 4.950%, 05/19/2050	33,906	0.0
589,000	Sprint Capital Corp., 6.875%, 11/15/2028	625,670	0.1
671,000	Sprint Capital Corp., 8.750%, 03/15/2032	801,975	0.1
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	77,317	0.0

See Accompanying Notes to Financial Statements

44

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
182,000	Time Warner Cable LLC, 5.875%, 11/15/2040	$163,034	0.0
179,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	164,433	0.0
23,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	19,793	0.0
235,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	213,794	0.0
55,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	48,399	0.0
53,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	49,507	0.0
442,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	401,137	0.1
67,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	63,079	0.0
184,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	159,638	0.0
52,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	50,215	0.0
338,000	Uber Technologies, Inc., 4.300%, 01/15/2030	327,304	0.1
616,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	596,881	0.1
395,000	Uber Technologies, Inc., 5.350%, 09/15/2054	367,650	0.1
172,000	Verizon Communications, Inc., 1.750%, 01/20/2031	141,804	0.0
304,000	Verizon Communications, Inc., 2.355%, 03/15/2032	252,189	0.0
170,000	Verizon Communications, Inc., 2.550%, 03/21/2031	146,470	0.0
364,000	Verizon Communications, Inc., 4.400%, 11/01/2034	337,426	0.1
226,000	Verizon Communications, Inc., 4.812%, 03/15/2039	208,760	0.0
278,000	Vodafone Group PLC, 5.875%, 06/28/2064	269,245	0.0
		13,661,575	1.5

	Consumer, Cyclical: 1.9%
25,684	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	24,838	0.0
194,473	American Airlines Pass Through Trust 2016-1, A, 4.100%, 07/15/2029	185,900	0.0
9,291	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,946	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
496,046	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	$469,197	0.1
444,021	American Airlines Pass Through Trust 2016-3, A, 3.250%, 04/15/2030	409,172	0.1
11,837	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	11,060	0.0
431,057	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	404,565	0.1
296,000	American Honda Finance Corp., 4.700%, 01/12/2028	295,419	0.0
210,000	American Honda Finance Corp., 5.650%, 11/15/2028	215,851	0.0
442,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	432,656	0.1
44,000 (2)	American Honda Finance Corp., GMTN, 4.900%, 01/10/2034	42,319	0.0
139,000	AutoZone, Inc., 6.250%, 11/01/2028	145,468	0.0
316,000 (2)	BorgWarner, Inc., 5.400%, 08/15/2034	311,253	0.0
154,661 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	152,639	0.0
395,000 (1)	Denso Corp., 4.420%, 09/11/2029	387,857	0.1
825,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	743,724	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	591,060	0.1
373,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	373,312	0.0
32,000	General Motors Co., 6.125%, 10/01/2025	32,258	0.0
423,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	354,005	0.0
1,340,000 (2)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	1,320,716	0.2
1,149,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	1,162,151	0.1
191,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	192,094	0.0

See Accompanying Notes to Financial Statements

45

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
145,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	$147,177	0.0
259,000	Genuine Parts Co., 4.950%, 08/15/2029	258,362	0.0
159,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	159,191	0.0
356,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	357,263	0.0
95,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	95,018	0.0
314,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	318,725	0.0
756,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	778,023	0.1
334,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	348,761	0.0
8,000	Lowe's Cos., Inc., 5.800%, 09/15/2062	7,749	0.0
32,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	31,387	0.0
331,000	Marriott International, Inc., 4.800%, 03/15/2030	328,675	0.0
262,000	Marriott International, Inc., 5.350%, 03/15/2035	258,423	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	383,641	0.1
296,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	287,267	0.0
397,000 (1)(2)	Panasonic Holdings Corp., 5.302%, 07/16/2034	396,875	0.1
312,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	308,252	0.0
380,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	377,415	0.0
135,115	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	138,114	0.0
601,170	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	562,365	0.1
699,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	691,760	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	760,102	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
560,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	$579,998	0.1
646,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	622,487	0.1
844,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	627,548	0.1
332,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	244,330	0.0
		17,335,368	1.9

	Consumer, Non-cyclical: 3.3%
152,000	AbbVie, Inc., 3.200%, 11/21/2029	141,146	0.0
235,000	AbbVie, Inc., 4.050%, 11/21/2039	200,927	0.0
559,000	AbbVie, Inc., 4.950%, 03/15/2031	559,035	0.1
291,000	Altria Group, Inc., 6.200%, 11/01/2028	302,526	0.0
75,000	Amgen, Inc., 2.200%, 02/21/2027	71,131	0.0
18,000	Amgen, Inc., 2.300%, 02/25/2031	15,333	0.0
60,000	Amgen, Inc., 2.450%, 02/21/2030	53,067	0.0
93,000	Amgen, Inc., 3.150%, 02/21/2040	69,355	0.0
49,000	Amgen, Inc., 5.250%, 03/02/2030	49,468	0.0
75,000	Amgen, Inc., 5.750%, 03/02/2063	71,992	0.0
559,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	558,720	0.1
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,615	0.0
366,000	BAT Capital Corp., 4.390%, 08/15/2037	316,016	0.0
138,000	BAT Capital Corp., 5.834%, 02/20/2031	141,131	0.0
74,000	BAT Capital Corp., 7.079%, 08/02/2043	80,215	0.0
384,000	Becton Dickinson & Co., 4.693%, 02/13/2028	382,201	0.1
14,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	13,220	0.0
201,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	173,636	0.0
80,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	85,761	0.0
331,000	Campbell Soup Co., 5.200%, 03/21/2029	334,397	0.1

See Accompanying Notes to Financial Statements

46

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
470,000	Cardinal Health, Inc., 4.700%, 11/15/2026	$469,516	0.1
283,000	Cardinal Health, Inc., 5.350%, 11/15/2034	277,086	0.0
78,000	Cardinal Health, Inc., 5.450%, 02/15/2034	77,750	0.0
270,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	222,733	0.0
167,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	145,902	0.0
291,000	Cencora, Inc., 5.125%, 02/15/2034	285,765	0.0
79,000	Centene Corp., 2.450%, 07/15/2028	71,157	0.0
2,789,000	Centene Corp., 3.000%, 10/15/2030	2,408,362	0.3
510,000	Cigna Group, 2.375%, 03/15/2031	432,078	0.1
561,000	Cigna Group, 4.800%, 08/15/2038	509,081	0.1
269,000 (2)	Cigna Group, 5.250%, 02/15/2034	263,949	0.0
305,000	Cigna Group, 5.600%, 02/15/2054	285,898	0.0
337,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	341,841	0.1
214,000	CVS Health Corp., 4.125%, 04/01/2040	167,333	0.0
655,000	CVS Health Corp., 4.780%, 03/25/2038	566,918	0.1
736,000	CVS Health Corp., 5.050%, 03/25/2048	607,654	0.1
26,000	CVS Health Corp., 6.000%, 06/01/2063	23,735	0.0
185,000	CVS Health Corp., 6.050%, 06/01/2054	173,670	0.0
12,884	CVS Pass-Through Trust, 6.943%, 01/10/2030	13,147	0.0
566,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	574,292	0.1
395,000	Elevance Health, Inc., 4.950%, 11/01/2031	388,621	0.1
225,000	Elevance Health, Inc., 5.200%, 02/15/2035	219,836	0.0
262,000	Equifax, Inc., 3.100%, 05/15/2030	238,220	0.0
331,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	319,836	0.0
408,000	Global Payments, Inc., 3.200%, 08/15/2029	373,977	0.1
167,000	Global Payments, Inc., 4.450%, 06/01/2028	163,481	0.0
45,000	Global Payments, Inc., 5.950%, 08/15/2052	43,667	0.0
423,000	GXO Logistics, Inc., 6.250%, 05/06/2029	433,392	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
102,000	HCA, Inc., 2.375%, 07/15/2031	$84,700	0.0
149,000 (2)	HCA, Inc., 3.125%, 03/15/2027	143,405	0.0
44,000	HCA, Inc., 3.375%, 03/15/2029	40,854	0.0
111,000	HCA, Inc., 3.500%, 09/01/2030	100,857	0.0
61,000	HCA, Inc., 4.375%, 03/15/2042	49,815	0.0
545,000	HCA, Inc., 4.500%, 02/15/2027	540,042	0.1
268,000	HCA, Inc., 5.125%, 06/15/2039	244,476	0.0
43,000	HCA, Inc., 5.250%, 04/15/2025	43,049	0.0
27,000	HCA, Inc., 5.250%, 06/15/2049	23,394	0.0
316,000	HCA, Inc., 5.450%, 04/01/2031	315,480	0.0
409,000	HCA, Inc., 6.000%, 04/01/2054	389,950	0.1
46,000	HCA, Inc., 6.100%, 04/01/2064	43,930	0.0
482,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	484,383	0.1
321,000	Humana, Inc., 5.375%, 04/15/2031	318,445	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	534,175	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	529,794	0.1
267,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	266,256	0.0
12,000	Johnson & Johnson, 2.100%, 09/01/2040	7,992	0.0
164,000	Johnson & Johnson, 3.625%, 03/03/2037	142,270	0.0
44,000	Johnson & Johnson, 5.850%, 07/15/2038	47,028	0.0
187,000	Kenvue, Inc., 5.050%, 03/22/2028	189,217	0.0
175,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	175,604	0.0
263,000	Kroger Co., 5.500%, 09/15/2054	248,000	0.0
344,000	Kroger Co., 5.650%, 09/15/2064	323,124	0.0
370,000 (2)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	354,375	0.1
295,000 (2)	McKesson Corp., 4.250%, 09/15/2029	288,500	0.0

See Accompanying Notes to Financial Statements

47

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
276,000	Mondelez International, Inc., 4.750%, 02/20/2029	$275,240	0.0
274,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	266,349	0.0
340,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	312,416	0.0
341,000	Philip Morris International, Inc., 4.750%, 11/01/2031	333,650	0.1
379,000	Philip Morris International, Inc., 4.875%, 02/13/2029	378,665	0.1
359,000	Quanta Services, Inc., 5.250%, 08/09/2034	350,973	0.1
98,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	85,075	0.0
100,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	89,867	0.0
519,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	510,739	0.1
256,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	248,675	0.0
186,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	199,261	0.0
74,000	Reynolds American, Inc., 5.850%, 08/15/2045	70,560	0.0
505,000 (1)(2)	Roche Holdings, Inc., 4.592%, 09/09/2034	484,278	0.1
789,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	814,229	0.1
394,000	Royalty Pharma PLC, 1.750%, 09/02/2027	363,028	0.1
262,000	Royalty Pharma PLC, 2.200%, 09/02/2030	222,627	0.0
105,000	Royalty Pharma PLC, 3.300%, 09/02/2040	76,077	0.0
222,000	Royalty Pharma PLC, 5.150%, 09/02/2029	221,624	0.0
146,000	S&P Global, Inc., 1.250%, 08/15/2030	120,840	0.0
384,000	S&P Global, Inc., 2.700%, 03/01/2029	353,569	0.1
326,000 (1)	Solventum Corp., 5.450%, 03/13/2031	326,215	0.0
274,000 (1)	Solventum Corp., 5.600%, 03/23/2034	272,768	0.0
403,000 (1)	Solventum Corp., 5.900%, 04/30/2054	392,310	0.1
325,000 (2)	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	322,052	0.0
257,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	247,422	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
483,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	$487,270	0.1
46,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	44,145	0.0
285,000	Tyson Foods, Inc., 5.400%, 03/15/2029	288,253	0.0
331,000	Unilever Capital Corp., 4.625%, 08/12/2034	318,844	0.0
56,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	39,624	0.0
161,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	127,411	0.0
209,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	206,323	0.0
61,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	57,042	0.0
281,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	273,274	0.0
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	188,281	0.0
37,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	31,195	0.0
188,000	Viatris, Inc., 2.700%, 06/22/2030	163,125	0.0
162,000	Viatris, Inc., 3.850%, 06/22/2040	121,546	0.0
178,000	Viatris, Inc., 4.000%, 06/22/2050	121,361	0.0
274,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	278,089	0.0
		29,743,196	3.3

	Energy: 1.4%
355,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	333,702	0.0
92,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	89,037	0.0
70,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	68,115	0.0
412,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	405,992	0.1
248,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	237,090	0.0
368,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	362,503	0.1

See Accompanying Notes to Financial Statements

48

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
89,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	$77,632	0.0
12,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	11,274	0.0
322,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	311,973	0.0
657,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	641,729	0.1
415,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	425,071	0.1
105,000	ConocoPhillips Co., 5.700%, 09/15/2063	100,782	0.0
457,000	Devon Energy Corp., 5.200%, 09/15/2034	434,166	0.1
127,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	95,873	0.0
96,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	90,208	0.0
262,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	261,606	0.0
332,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	321,291	0.0
262,000	Energy Transfer L.P., 3.750%, 05/15/2030	244,579	0.0
41,000	Energy Transfer L.P., 4.900%, 03/15/2035	38,677	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	132,907	0.0
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	69,336	0.0
107,000	Energy Transfer L.P., 6.050%, 09/01/2054	104,791	0.0
106,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	104,310	0.0
218,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	211,072	0.0
407,000 (3)	Enterprise Products Operating LLC D, 7.733%, (TSFR3M + 3.248%), 08/16/2077	405,241	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	761,331	0.1
412,000	Expand Energy Corp., 5.700%, 01/15/2035	404,629	0.1
500,000	Hess Corp., 4.300%, 04/01/2027	495,035	0.1
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	57,561	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
84,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	$76,779	0.0
562,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	548,001	0.1
427,000	MPLX L.P., 2.650%, 08/15/2030	373,834	0.1
169,000	MPLX L.P., 4.000%, 03/15/2028	164,106	0.0
122,000	MPLX L.P., 5.500%, 06/01/2034	120,319	0.0
175,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	171,466	0.0
107,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	101,587	0.0
439,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	449,490	0.1
252,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	249,441	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	33,345	0.0
46,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	49,265	0.0
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	81,897	0.0
125,000	Ovintiv, Inc., 5.650%, 05/15/2028	126,793	0.0
562,000	Ovintiv, Inc., 7.100%, 07/15/2053	598,686	0.1
297,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	290,090	0.0
303,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	304,143	0.0
156,000	Schlumberger Investment SA, 2.650%, 06/26/2030	139,066	0.0
112,000	Targa Resources Corp., 5.500%, 02/15/2035	110,270	0.0
50,000	Targa Resources Corp., 6.250%, 07/01/2052	49,945	0.0
291,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	281,181	0.0
74,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	70,797	0.0
170,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	154,958	0.0

See Accompanying Notes to Financial Statements

49

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
476,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	$460,083	0.1
143,000	Williams Cos., Inc., 4.900%, 03/15/2029	142,003	0.0
		12,445,058	1.4

	Financial: 8.1%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	168,702	0.0
337,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	333,169	0.0
179,000	Alleghany Corp., 3.250%, 08/15/2051	120,497	0.0
318,000 (3)	American Express Co., 5.098%, 02/16/2028	319,890	0.0
640,000 (3)	American Express Co., 5.282%, 07/27/2029	647,378	0.1
381,000 (3)	American Express Co., 5.532%, 04/25/2030	388,075	0.1
80,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	71,548	0.0
159,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	155,217	0.0
525,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	523,171	0.1
391,000	American International Group, Inc., 3.400%, 06/30/2030	361,590	0.0
488,000	American International Group, Inc., 4.200%, 04/01/2028	477,383	0.1
84,000	American Tower Corp., 2.700%, 04/15/2031	72,572	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	57,748	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	177,734	0.0
187,000	American Tower Corp., 5.250%, 07/15/2028	188,233	0.0
316,000	American Tower Corp., 5.550%, 07/15/2033	318,876	0.0
245,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	252,487	0.0
139,000	Aon North America, Inc., 5.125%, 03/01/2027	139,995	0.0
311,000	Aon North America, Inc., 5.150%, 03/01/2029	312,073	0.0
388,000	Arthur J Gallagher & Co., 5.150%, 02/15/2035	378,482	0.0
667,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	656,376	0.1
153,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	154,314	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	$705,293	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	599,118	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	401,966	0.1
103,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	85,909	0.0
238,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	200,921	0.0
503,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	443,310	0.1
360,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	309,601	0.0
1,303,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,249,637	0.1
66,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	64,297	0.0
230,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	231,129	0.0
81,000 (2)(3)	Bank of America Corp., 5.468%, 01/23/2035	81,125	0.0
1,486,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	1,453,712	0.2
522,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	536,346	0.1
680,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	658,567	0.1
522,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	473,969	0.1
482,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	459,619	0.1
433,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	391,481	0.1
841,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	775,150	0.1
385,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	375,284	0.0
183,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	157,830	0.0
2,010,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	1,971,584	0.2
482,000	Bank of Montreal, 5.511%, 06/04/2031	489,852	0.1
464,000 (3)	Bank of New York Mellon Corp., 5.060%, 07/22/2032	462,963	0.1
459,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	459,715	0.1
667,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	645,577	0.1

See Accompanying Notes to Financial Statements

50

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	$200,438	0.0
191,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	170,185	0.0
303,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	244,080	0.0
80,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	71,260	0.0
347,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	349,475	0.0
284,000 (1)	Blackstone Private Credit Fund, 6.000%, 11/22/2034	277,307	0.0
724,000	Blackstone Reg Finance Co. LLC, 5.000%, 12/06/2034	700,257	0.1
505,000	Blackstone Secured Lending Fund, 2.125%, 02/15/2027	472,932	0.1
102,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	103,867	0.0
308,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	323,519	0.0
371,000 (1)(2)	BPCE SA, 5.203%, 01/18/2027	372,902	0.0
364,000 (1)	BPCE SA, 5.281%, 05/30/2029	364,969	0.0
371,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	373,060	0.0
221,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	223,240	0.0
246,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	232,590	0.0
361,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	376,404	0.0
443,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	388,372	0.1
273,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	265,028	0.0
176,000 (3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	185,643	0.0
482,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	491,044	0.1
490,000 (3)	CoBank ACB, 7.125%, 12/31/2199	499,367	0.1
288,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	230,305	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
926,000 (1)(3)	Cooperatieve Rabobank UA, 5.447%, 03/05/2030	$937,163	0.1
444,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	431,763	0.1
132,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	120,180	0.0
194,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	197,744	0.0
460,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	476,096	0.1
112,000 (2)(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	114,978	0.0
399,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	401,405	0.1
250,000	Crown Castle, Inc., 2.100%, 04/01/2031	207,037	0.0
67,000	Crown Castle, Inc., 2.500%, 07/15/2031	56,516	0.0
151,000	Crown Castle, Inc., 2.900%, 03/15/2027	145,109	0.0
262,000	Crown Castle, Inc., 3.300%, 07/01/2030	238,442	0.0
446,000	Crown Castle, Inc., 4.800%, 09/01/2028	441,174	0.1
519,000	Crown Castle, Inc., 4.900%, 09/01/2029	513,548	0.1
89,000	Crown Castle, Inc., 5.100%, 05/01/2033	86,852	0.0
175,000	Crown Castle, Inc., 5.200%, 09/01/2034	170,590	0.0
223,000	Crown Castle, Inc., 5.600%, 06/01/2029	227,409	0.0
152,000	Crown Castle, Inc., 5.800%, 03/01/2034	154,934	0.0
258,000	CubeSmart L.P., 2.250%, 12/15/2028	232,437	0.0
270,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	262,115	0.0
345,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	350,086	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	770,110	0.1
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	729,918	0.1
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	268,025	0.0
672,000	Enact Holdings, Inc., 6.250%, 05/28/2029	685,213	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	519,725	0.1

See Accompanying Notes to Financial Statements

51

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
179,000	Essent Group Ltd., 6.250%, 07/01/2029	$182,858	0.0
218,000	Extra Space Storage L.P., 3.900%, 04/01/2029	208,535	0.0
206,000	Extra Space Storage L.P., 4.000%, 06/15/2029	197,244	0.0
220,000	Extra Space Storage L.P., 5.350%, 01/15/2035	217,154	0.0
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	644,330	0.1
323,000	Fifth Third Bancorp, 8.250%, 03/01/2038	387,610	0.1
817,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	782,377	0.1
1,064,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	1,044,674	0.1
524,000 (3)	Goldman Sachs Group, Inc., 5.561%, 11/19/2045	506,364	0.1
188,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	191,937	0.0
188,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	197,041	0.0
85,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	91,081	0.0
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.910%, (TSFR3M + 2.387%), 02/12/2067	686,448	0.1
345,000	Healthpeak OP LLC, 5.250%, 12/15/2032	342,597	0.0
319,000 (2)	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	312,473	0.0
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	579,610	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	267,783	0.0
200,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	199,229	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	269,929	0.0
564,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	563,645	0.1
483,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	418,146	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,019,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	$978,033	0.1
370,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	300,813	0.0
569,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	514,244	0.1
88,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	81,209	0.0
180,000	Invitation Homes Operating Partnership L.P., 4.875%, 02/01/2035	170,384	0.0
517,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	548,007	0.1
500,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	454,511	0.1
181,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	170,050	0.0
230,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	207,289	0.0
272,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	261,024	0.0
262,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	248,220	0.0
381,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	373,506	0.0
433,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	424,887	0.1
300,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	298,785	0.0
264,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	263,808	0.0
358,000 (3)	JPMorgan Chase & Co., 5.294%, 07/22/2035	354,359	0.0
350,000 (3)	JPMorgan Chase & Co., 5.534%, 11/29/2045	341,870	0.0
262,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	266,488	0.0
262,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	267,254	0.0
308,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	315,190	0.0
300,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	283,835	0.0
24,000	Kite Realty Group L.P., 4.000%, 10/01/2026	23,649	0.0
528,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	549,464	0.1
255,000	LPL Holdings, Inc., 5.700%, 05/20/2027	258,137	0.0

See Accompanying Notes to Financial Statements

52

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	$365,860	0.0
428,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	426,437	0.1
172,000	Markel Group, Inc., 6.000%, 05/16/2054	170,570	0.0
495,000	Marsh & McLennan Cos., Inc., 4.650%, 03/15/2030	489,028	0.1
165,000	Marsh & McLennan Cos., Inc., 4.850%, 11/15/2031	163,028	0.0
1,524,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	1,488,384	0.2
216,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	217,210	0.0
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.258%, 04/17/2030	424,757	0.1
176,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	167,740	0.0
224,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	182,279	0.0
555,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	535,388	0.1
294,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	293,077	0.0
286,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	281,438	0.0
346,000 (3)	Morgan Stanley, 5.516%, 11/19/2055	333,744	0.0
172,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	175,354	0.0
448,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	449,399	0.1
524,000	National Bank of Canada, 5.600%, 12/18/2028	534,253	0.1
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	385,296	0.1
449,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	452,728	0.1
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	565,278	0.1
321,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	327,527	0.0
78,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	62,052	0.0
409,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	423,427	0.1
64,000 (3)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	69,887	0.0
473,000 (1)(2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	478,478	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
124,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	124,209	0.0
137,000 (2)	Realty Income Corp., 3.950%, 08/15/2027	134,819	0.0
1,619,000 (3)	Regions Financial Corp., 5.502%, 09/06/2035	1,581,998	0.2
1,017,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	828,573	0.1
99,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	100,441	0.0
495,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	484,978	0.1
255,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	253,140	0.0
119,000	Sabra Health Care L.P., 3.200%, 12/01/2031	102,165	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	235,126	0.0
385,000	State Street Bank & Trust Co., 4.782%, 11/23/2029	383,922	0.1
217,000 (3)	State Street Corp., 3.031%, 11/01/2034	195,780	0.0
542,000 (3)	State Street Corp., 4.675%, 10/22/2032	526,365	0.1
321,000 (3)	State Street Corp., 5.684%, 11/21/2029	330,026	0.0
140,000 (3)	State Street Corp., 6.123%, 11/21/2034	145,756	0.0
439,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	444,124	0.1
780,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	789,386	0.1
624,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	628,697	0.1
180,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	170,137	0.0
129,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	125,435	0.0
500,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	504,593	0.1
796,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	810,755	0.1
187,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	194,800	0.0

See Accompanying Notes to Financial Statements

53

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
290,000 (1) (3)	UBS Group AG, 1.364%, 01/30/2027	$278,986	0.0
909,000 (1) (3)	UBS Group AG, 5.379%, 09/06/2045	866,734	0.1
298,000 (1) (3)	UBS Group AG, 9.250%, 12/31/2199	322,904	0.0
253,000 (1) (3)	UBS Group AG, 9.250%, 12/31/2199	290,553	0.0
667,000 (3)	US Bancorp, 4.839%, 02/01/2034	638,697	0.1
267,000 (3)	US Bancorp, 5.384%, 01/23/2030	269,284	0.0
186,000 (3)	US Bancorp, 5.836%, 06/12/2034	189,681	0.0
78,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	75,676	0.0
61,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	59,126	0.0
300,000 (3)	Westpac Banking Corp., GMTN, 5.618%, 11/20/2035	294,979	0.0
427,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	430,194	0.1
24,000	Weyerhaeuser Co., 4.750%, 05/15/2026	24,018	0.0
		74,159,035	8.1
	Industrial: 1.8%
273,000	AGCO Corp., 5.450%, 03/21/2027	275,753	0.0
164,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	165,495	0.0
395,000	Amphenol Corp., 5.000%, 01/15/2035	385,800	0.1
519,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	517,091	0.1
234,000	Avnet, Inc., 6.250%, 03/15/2028	240,501	0.0
505,000(1)	BAE Systems PLC, 5.125%, 03/26/2029	506,373	0.1
500,000	Berry Global, Inc., 1.650%, 01/15/2027	468,343	0.1
44,000	Boeing Co., 5.705%, 05/01/2040	41,913	0.0
46,000	Boeing Co., 6.858%, 05/01/2054	48,938	0.0
102,000	Boeing Co., 7.008%, 05/01/2064	108,345	0.0
180,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	164,492	0.0
196,000	Carrier Global Corp., 2.722%, 02/15/2030	175,415	0.0
205,000	Carrier Global Corp., 5.900%, 03/15/2034	212,375	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
259,000	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	$255,143	0.0
123,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	127,362	0.0
464,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	464,356	0.1
478,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	485,363	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	375,776	0.1
50,000	FedEx Corp., 3.875%, 08/01/2042	38,937	0.0
1,209,000	Flex Ltd., 5.250%, 01/15/2032	1,190,369	0.1
262,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	242,440	0.0
445,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	456,806	0.1
102,000	GATX Corp., 3.500%, 06/01/2032	90,213	0.0
146,000	GATX Corp., 4.000%, 06/30/2030	138,494	0.0
62,000	GATX Corp., 6.050%, 06/05/2054	63,714	0.0
499,000	HEICO Corp., 5.250%, 08/01/2028	503,945	0.1
479,000	Honeywell International, Inc., 4.750%, 02/01/2032	471,419	0.1
180,000	Honeywell International, Inc., 5.000%, 03/01/2035	176,486	0.0
262,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	248,802	0.0
104,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	104,804	0.0
1,035,000	John Deere Capital Corp., 4.400%, 09/08/2031	1,004,515	0.1
312,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	313,257	0.0
560,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	560,327	0.1
84,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	86,407	0.0
385,000	Nordson Corp., 4.500%, 12/15/2029	375,758	0.1
40,000	Norfolk Southern Corp., 5.050%, 08/01/2030	40,459	0.0

See Accompanying Notes to Financial Statements

54

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
125,000	Norfolk Southern Corp., 5.550%, 03/15/2034	$127,675	0.0
149,000	Norfolk Southern Corp., 5.950%, 03/15/2064	152,951	0.0
72,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	69,744	0.0
93,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	88,844	0.0
637,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	639,844	0.1
838,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	844,880	0.1
411,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	366,378	0.1
234,000 (2)	Ryder System, Inc., 6.600%, 12/01/2033	253,382	0.0
245,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	244,264	0.0
262,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	264,933	0.0
46,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	46,597	0.0
332,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	338,104	0.0
60,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	56,487	0.0
572,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	576,023	0.1
249,000 (1)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	248,584	0.0
220,000 (1)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	218,660	0.0
270,000	Sonoco Products Co., 4.600%, 09/01/2029	263,137	0.0
262,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	259,670	0.0
		16,186,143	1.8
	Technology: 1.8%
855,000	Accenture Capital, Inc., 4.250%, 10/04/2031	821,832	0.1
313,000	AppLovin Corp., 5.125%, 12/01/2029	312,359	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
479,000	AppLovin Corp., 5.375%, 12/01/2031	$479,350	0.1
293,000	AppLovin Corp., 5.500%, 12/01/2034	291,002	0.0
462,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	438,385	0.1
481,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	454,219	0.1
588,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	507,323	0.1
889,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	716,501	0.1
385,000	Broadcom, Inc., 4.800%, 10/15/2034	371,699	0.0
1,047,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	996,484	0.1
267,000	Broadcom, Inc., 5.150%, 11/15/2031	268,804	0.0
415,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	406,927	0.0
259,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	255,274	0.0
482,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	494,091	0.1
813,000 (2)	Concentrix Corp., 6.850%, 08/02/2033	820,586	0.1
329,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	330,649	0.0
337,000	Fiserv, Inc., 5.150%, 03/15/2027	339,824	0.0
175,000	Fiserv, Inc., 5.150%, 08/12/2034	171,115	0.0
416,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	407,384	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	495,159	0.1
572,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	558,107	0.1
526,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	505,854	0.1
354,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	333,473	0.0
222,000	HP, Inc., 2.650%, 06/17/2031	190,111	0.0
437,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	433,133	0.1
43,000	Intel Corp., 2.800%, 08/12/2041	27,455	0.0

See Accompanying Notes to Financial Statements

55

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
10,000 (2)	Intel Corp., 5.200%, 02/10/2033	$9,672	0.0
37,000	Intel Corp., 5.600%, 02/21/2054	32,472	0.0
88,000	Intel Corp., 5.700%, 02/10/2053	77,883	0.0
399,000	International Business Machines Corp., 3.500%, 05/15/2029	378,257	0.0
537,000	Intuit, Inc., 5.500%, 09/15/2053	526,238	0.1
262,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	240,131	0.0
233,000	Marvell Technology, Inc., 5.750%, 02/15/2029	238,918	0.0
559,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	510,973	0.1
48,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	44,099	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	227,236	0.0
769,000	Oracle Corp., 2.300%, 03/25/2028	711,148	0.1
67,000	Oracle Corp., 2.800%, 04/01/2027	64,346	0.0
137,000	Oracle Corp., 3.250%, 11/15/2027	131,756	0.0
336,000	Oracle Corp., 3.800%, 11/15/2037	280,709	0.0
40,000	Oracle Corp., 3.850%, 07/15/2036	34,293	0.0
90,000	Oracle Corp., 3.850%, 04/01/2060	61,816	0.0
38,000	Oracle Corp., 3.900%, 05/15/2035	33,314	0.0
540,000	Oracle Corp., 5.375%, 09/27/2054	498,181	0.1
227,000	Oracle Corp., 5.500%, 09/27/2064	207,898	0.0
450,000	Qualcomm, Inc., 6.000%, 05/20/2053	470,692	0.1
240,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	243,491	0.0
262,000 (2)	Teledyne FLIR LLC, 2.500%, 08/01/2030	229,076	0.0
		16,679,699	1.8
	Utilities: 2.3%
482,000	AEP Texas, Inc., 5.450%, 05/15/2029	488,452	0.1
193,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	190,003	0.0
411,000	AES Corp., 2.450%, 01/15/2031	342,731	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
299,000(1)(2)	AES Corp., 3.950%, 07/15/2030	$275,806	0.0
323,000	AES Corp., 5.450%, 06/01/2028	324,867	0.0
142,000	Alabama Power Co., 5.850%, 11/15/2033	147,516	0.0
27,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	24,035	0.0
377,000	Ameren Corp., 5.000%, 01/15/2029	377,744	0.1
135,000(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	114,668	0.0
283,000	Avangrid, Inc., 3.800%, 06/01/2029	268,453	0.0
198,000	Black Hills Corp., 3.050%, 10/15/2029	181,379	0.0
144,000	Black Hills Corp., 6.000%, 01/15/2035	148,588	0.0
199,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	201,397	0.0
182,000(3)	CMS Energy Corp., 3.750%, 12/01/2050	158,831	0.0
367,000(3)	CMS Energy Corp., 4.750%, 06/01/2050	348,254	0.1
42,000	Commonwealth Edison Co., 5.900%, 03/15/2036	43,908	0.0
106,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	105,563	0.0
758,000	DTE Energy Co., 5.100%, 03/01/2029	760,137	0.1
137,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	118,763	0.0
37,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	39,849	0.0
209,000(3)	Duke Energy Corp., 6.450%, 09/01/2054	212,061	0.0
248,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	209,381	0.0
114,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	118,885	0.0
164,000(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	142,077	0.0
220,000	Entergy Corp., 2.400%, 06/15/2031	185,794	0.0
141,000	Entergy Corp., 2.800%, 06/15/2030	125,689	0.0
252,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	247,128	0.0

See Accompanying Notes to Financial Statements

56

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
466,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$415,686	0.1
143,000	Essential Utilities, Inc., 5.375%, 01/15/2034	141,882	0.0
101,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	104,575	0.0
262,000	Eversource Energy, 2.550%, 03/15/2031	224,688	0.0
106,000	Eversource Energy, 5.125%, 05/15/2033	103,042	0.0
177,000	Eversource Energy, 5.500%, 01/01/2034	175,732	0.0
295,000	Eversource Energy, 5.950%, 02/01/2029	304,050	0.0
95,000	Exelon Corp., 4.950%, 06/15/2035	90,340	0.0
434,000	Exelon Corp., 5.150%, 03/15/2028	436,897	0.1
377,000	Exelon Corp., 5.150%, 03/15/2029	379,070	0.1
363,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	353,753	0.1
208,000	Florida Power & Light Co., 4.625%, 05/15/2030	206,132	0.0
33,000	Florida Power & Light Co., 5.400%, 09/01/2035	33,400	0.0
20,000	Florida Power & Light Co., 5.650%, 02/01/2037	20,476	0.0
30,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	31,005	0.0
79,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	74,527	0.0
77,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	65,496	0.0
102,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	103,285	0.0
262,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	264,316	0.0
431,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	432,233	0.1
102,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	103,275	0.0
29,000	Mississippi Power Co., 4.750%, 10/15/2041	24,774	0.0
340,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	330,061	0.0
266,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	272,539	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
64,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	$59,091	0.0
359,000	National Grid PLC, 5.418%, 01/11/2034	357,565	0.1
506,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	447,304	0.1
200,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	171,274	0.0
43,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	39,883	0.0
74,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	69,068	0.0
376,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	368,886	0.1
121,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	119,673	0.0
39,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	40,362	0.0
384,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.761%, (TSFR3M + 3.172%), 04/30/2043	384,797	0.1
219,000	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	220,426	0.0
22,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	21,331	0.0
401,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	378,954	0.1
412,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	394,011	0.1
355,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	301,821	0.0
95,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	92,245	0.0
156,000	NSTAR Electric Co., 1.950%, 08/15/2031	129,785	0.0

See Accompanying Notes to Financial Statements

57

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
115,000	NSTAR Electric Co., 5.400%, 06/01/2034	$115,658	0.0
121,000	OGE Energy Corp., 5.450%, 05/15/2029	123,029	0.0
159,000	ONE Gas, Inc., 5.100%, 04/01/2029	160,177	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	59,287	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	53,997	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,908	0.0
177,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	176,495	0.0
395,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	333,354	0.0
721,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	728,807	0.1
585,000 (3)	Sempra, 6.400%, 10/01/2054	581,505	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,478,570	0.2
209,000	Southern California Edison Co., 5.450%, 06/01/2031	212,494	0.0
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	482,550	0.1
992,000	Southern Co. Gas Capital Corp., 4.950%, 09/15/2034	960,770	0.1
102,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	100,927	0.0
53,000	Southwestern Public Service Co., 6.000%, 06/01/2054	53,639	0.0
627,000	Tucson Electric Power Co., 5.200%, 09/15/2034	616,109	0.1
134,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	121,030	0.0
183,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	182,610	0.0
		20,760,585	2.3
	Total Corporate Bonds/ Notes (Cost $205,179,184)	202,815,418	22.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.3%
	Federal Home Loan Mortgage Corporation: 3.0%(4)
140,772	2.500%, 05/01/2030	134,373	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
291,770	2.500%, 05/01/2030	$278,229	0.0
441,338	2.500%, 06/01/2030	420,661	0.1
1,646,981	3.000%, 03/01/2045	1,441,484	0.2
1,973,800	3.000%, 03/01/2045	1,737,149	0.2
1,714,652	3.000%, 04/01/2045	1,506,049	0.2
1,762,434	3.000%, 04/01/2045	1,544,365	0.2
3,133,868	3.000%, 10/01/2046	2,723,629	0.3
645,861	3.500%, 08/01/2042	588,170	0.1
1,817,092	3.500%, 03/01/2045	1,639,681	0.2
224,730	3.500%, 04/01/2045	202,720	0.0
771,882	3.500%, 05/01/2045	696,237	0.1
336,399	3.500%, 06/01/2045	303,254	0.0
445,925	3.500%, 07/01/2045	404,055	0.0
509,424	3.500%, 07/01/2045	459,690	0.1
251,231	3.500%, 08/01/2045	226,699	0.0
372,081	3.500%, 08/01/2045	336,216	0.0
442,133	3.500%, 08/01/2045	398,489	0.0
468,483	3.500%, 08/01/2045	424,491	0.1
631,902	3.500%, 08/01/2045	570,205	0.1
507,103	3.500%, 09/01/2045	457,317	0.1
691,955	3.500%, 09/01/2045	624,685	0.1
824,926	3.500%, 11/01/2045	744,373	0.1
445,131	4.000%, 10/01/2041	417,391	0.1
473,133	4.000%, 12/01/2041	443,801	0.1
123,676	4.000%, 07/01/2045	115,048	0.0
75,570	4.000%, 09/01/2045	70,041	0.0
604,896	4.000%, 09/01/2045	561,869	0.1
1,087,565	4.000%, 09/01/2045	1,011,697	0.1
1,257,767	4.000%, 09/01/2045	1,170,023	0.1
529,750	4.000%, 05/01/2047	494,468	0.1
167,505	4.000%, 11/01/2047	155,236	0.0
172,011	4.000%, 03/01/2048	159,832	0.0
688,689	4.000%, 06/01/2048	645,321	0.1
3,160	4.500%, 06/01/2039	3,069	0.0
8,867	4.500%, 09/01/2040	8,601	0.0
32,248	4.500%, 03/01/2041	31,318	0.0
147,997	4.500%, 08/01/2041	143,193	0.0
251,072	4.500%, 08/01/2041	243,830	0.0
94,617	4.500%, 09/01/2041	91,741	0.0
109,273	4.500%, 09/01/2041	106,120	0.0
221,589	4.500%, 09/01/2041	215,197	0.0
659,045	4.500%, 09/01/2041	635,962	0.1
6,866	5.000%, 05/01/2028	6,890	0.0
45,900	5.000%, 05/01/2035	45,592	0.0
141,172	5.000%, 01/01/2041	140,912	0.0
78,016	5.000%, 04/01/2041	76,729	0.0
4,729	5.500%, 03/01/2034	4,770	0.0
724	5.500%, 05/01/2036	727	0.0
33,778	5.500%, 06/01/2036	34,164	0.0
3,929	5.500%, 12/01/2036	3,982	0.0
18,884	5.500%, 03/01/2037	18,756	0.0
4,823	5.500%, 04/01/2037	4,858	0.0
30,940	5.500%, 05/01/2037	31,167	0.0
52,067	5.500%, 07/01/2037	52,450	0.0
6,568	5.500%, 09/01/2037	6,657	0.0
5,677	5.500%, 10/01/2037	5,716	0.0
18,353	5.500%, 11/01/2037	18,498	0.0
16,979	5.500%, 12/01/2037	17,085	0.0

See Accompanying Notes to Financial Statements

58

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
58,567	5.500%, 12/01/2037	$58,992	0.0
3,394	5.500%, 01/01/2038	3,418	0.0
3,742	5.500%, 01/01/2038	3,775	0.0
38,726	5.500%, 02/01/2038	39,031	0.0
52,944	5.500%, 02/01/2038	53,285	0.0
39,414	5.500%, 03/01/2038	39,684	0.0
46,563	5.500%, 04/01/2038	46,886	0.0
4,051	5.500%, 05/01/2038	4,076	0.0
43,061	5.500%, 05/01/2038	43,325	0.0
29,981	5.500%, 06/01/2038	30,072	0.0
101,004	5.500%, 06/01/2038	101,623	0.0
93,060	5.500%, 07/01/2038	93,717	0.0
3,526	5.500%, 08/01/2038	3,536	0.0
18,917	5.500%, 08/01/2038	19,035	0.0
21,204	5.500%, 09/01/2038	21,336	0.0
18,680	5.500%, 10/01/2038	18,802	0.0
21,429	5.500%, 10/01/2038	21,563	0.0
2,116	5.500%, 11/01/2038	2,129	0.0
71,476	5.500%, 11/01/2038	71,943	0.0
3,996	5.500%, 12/01/2038	4,020	0.0
7,341	5.500%, 12/01/2038	7,440	0.0
16,194	5.500%, 01/01/2039	16,298	0.0
37,565	5.500%, 03/01/2039	37,796	0.0
14,005	5.500%, 07/01/2039	14,106	0.0
9,160	5.500%, 12/01/2039	9,218	0.0
62,637	5.500%, 03/01/2040	63,034	0.0
20,557	5.500%, 08/01/2040	20,683	0.0
33,584	5.500%, 08/01/2040	33,790	0.0
40,335	5.500%, 08/01/2040	40,590	0.0
83,048	6.000%, 09/01/2027	83,827	0.0
2,748	6.000%, 02/01/2029	2,806	0.0
3,528	6.000%, 05/01/2035	3,594	0.0
163,681	6.000%, 03/01/2037	170,005	0.0
1,405	6.000%, 05/01/2037	1,459	0.0
19,395	6.000%, 07/01/2037	20,140	0.0
4,820	6.000%, 08/01/2037	4,989	0.0
22,560	6.000%, 08/01/2037	23,427	0.0
126,321	6.000%, 09/01/2037	131,073	0.0
331	6.000%, 10/01/2037	342	0.0
5,050	6.000%, 11/01/2037	5,241	0.0
1,658	6.000%, 12/01/2037	1,686	0.0
4,813	6.000%, 12/01/2037	4,993	0.0
127,225	6.000%, 01/01/2038	131,882	0.0
738	6.000%, 04/01/2038	765	0.0
4,802	6.000%, 06/01/2038	4,932	0.0
285	6.000%, 07/01/2038	291	0.0
9,698	6.000%, 08/01/2038	9,898	0.0
34,611	6.000%, 11/01/2038	35,647	0.0
10,470	6.000%, 05/01/2039	10,720	0.0
6,443	6.000%, 08/01/2039	6,571	0.0
1,535	6.000%, 09/01/2039	1,556	0.0
338,580	6.500%, 09/01/2034	348,147	0.0
3,261 (3)	6.670%, (H15T1Y + 2.250%), 11/01/2031	3,323	0.0
25,948 (3)	7.068%, (RFUCCT1Y + 1.345%), 09/01/2035	26,623	0.0
1,402 (3)	7.125%, (H15T1Y + 2.250%), 04/01/2032	1,431	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
175,308 (3)	7.417%, (RFUCCT1Y + 1.738%), 06/01/2035	$181,516	0.0
23,697 (3)	7.430%, (H15T1Y + 2.436%), 01/01/2029	23,810	0.0
		27,218,829	3.0
	Federal National Mortgage Association: 0.1%(4)
837 (3)	4.628%, (ECOFC + 1.257%), 05/01/2036	827	0.0
5,376 (3)	5.185%, (ECOFC + 1.931%), 12/01/2036	5,341	0.0
36,027 (3)	6.061%, (RFUCCT1Y + 1.646%), 02/01/2034	36,339	0.0
18,245 (3)	6.128%, (12MTA + 1.200%), 08/01/2042	18,366	0.0
26,617 (3)	6.128%, (12MTA + 1.200%), 08/01/2042	26,792	0.0
8,567 (3)	6.128%, (12MTA + 1.200%), 10/01/2044	8,670	0.0
13,778 (3)	6.128%, (12MTA + 1.200%), 10/01/2044	13,824	0.0
16,617 (3)	6.175%, (RFUCCT1Y + 1.675%), 02/01/2035	16,844	0.0
44,945 (3)	6.358%, (RFUCCT1Y + 1.552%), 04/01/2035	45,319	0.0
111,874 (3)	6.533%, (RFUCCT1Y + 1.658%), 10/01/2035	113,431	0.0
11,624 (3)	6.559%, (RFUCCT1M + 1.559%), 02/01/2033	11,680	0.0
5,806 (3)	6.585%, (H15T1Y + 2.210%), 04/01/2032	5,899	0.0
11,208 (3)	6.748%, (RFUCCT6M + 1.373%), 09/01/2035	11,145	0.0
211,766 (3)	6.904%, (H15T1Y + 1.805%), 08/01/2035	215,809	0.1
812 (3)	6.945%, (H15T1Y + 2.215%), 09/01/2031	818	0.0
53,056 (3)	7.175%, (H15T1Y + 2.175%), 10/01/2035	54,346	0.0
9,669 (3)	7.223%, (RFUCCT1Y + 1.473%), 08/01/2035	9,742	0.0
82,934 (3)	7.435%, (RFUCCT1Y + 1.810%), 09/01/2034	84,112	0.0
		679,304	0.1
	Government National Mortgage Association: 4.1%
3,649,358	2.500%, 08/20/2051	3,051,499	0.3
2,970,677	2.500%, 09/20/2051	2,483,997	0.3
1,538,848	2.500%, 11/20/2051	1,286,737	0.1
3,114,677	2.500%, 12/20/2051	2,604,388	0.3
4,994,585	2.500%, 03/20/2052	4,176,168	0.5
4,242,063	2.500%, 04/20/2052	3,546,946	0.4
4,551,565	3.000%, 04/20/2045	4,031,885	0.4
819,848	3.000%, 11/20/2051	711,786	0.1
902,507	3.000%, 03/20/2052	782,088	0.1
1,641,193	3.500%, 07/20/2046	1,448,321	0.2
241,385	3.500%, 07/20/2047	218,532	0.0
2,229,051	3.500%, 01/20/2048	2,019,629	0.2
305,907	4.000%, 11/20/2040	290,005	0.0
551,460	4.000%, 03/20/2046	514,612	0.1

 See Accompanying Notes to Financial Statements

59

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
488,001	4.500%, 08/20/2041	$473,794	0.1
221,472	4.500%, 01/20/2047	213,655	0.0
3,128	5.000%, 11/15/2035	3,079	0.0
3,894	5.000%, 11/15/2035	3,891	0.0
11,129	5.000%, 11/15/2035	10,954	0.0
12,462	5.000%, 06/15/2037	12,279	0.0
25,928	5.000%, 03/15/2038	25,508	0.0
43,209	5.000%, 03/15/2038	42,875	0.0
2,192	5.000%, 06/15/2038	2,158	0.0
749	5.000%, 09/15/2038	744	0.0
7,479	5.000%, 11/15/2038	7,480	0.0
25,976	5.000%, 11/15/2038	26,000	0.0
6,736	5.000%, 12/15/2038	6,733	0.0
36,338	5.000%, 12/15/2038	36,387	0.0
32,454	5.000%, 01/15/2039	32,471	0.0
62,242	5.000%, 01/15/2039	61,956	0.0
16,543	5.000%, 02/15/2039	16,486	0.0
37,177	5.000%, 02/15/2039	37,212	0.0
53,610	5.000%, 02/15/2039	53,486	0.0
1,382	5.000%, 03/15/2039	1,381	0.0
42,187	5.000%, 03/15/2039	42,100	0.0
43,755	5.000%, 03/15/2039	43,674	0.0
67,234	5.000%, 03/15/2039	67,161	0.0
43,276	5.000%, 04/15/2039	43,237	0.0
157	5.000%, 05/15/2039	154	0.0
27,454	5.000%, 05/15/2039	27,408	0.0
59,024	5.000%, 05/15/2039	58,983	0.0
37,699	5.000%, 07/15/2039	37,688	0.0
26,448	5.000%, 09/15/2039	26,245	0.0
6,795	5.000%, 11/15/2039	6,665	0.0
1,037	5.000%, 04/15/2040	1,028	0.0
6,327	5.000%, 06/15/2040	6,298	0.0
14,028	5.000%, 09/15/2040	14,050	0.0
27,696	5.000%, 10/15/2040	27,654	0.0
43,230	5.000%, 05/15/2042	42,676	0.0
152,554	5.000%, 02/20/2043	152,086	0.0
8,666,000 (5)	5.500%, 01/20/2055	8,595,712	1.0
		37,427,941	4.1
	Uniform Mortgage-Backed Securities: 12.1%
3,494,692	2.000%, 10/01/2050	2,746,982	0.3
864,084	2.000%, 11/01/2051	686,215	0.1
2,375,583	2.000%, 11/01/2051	1,882,859	0.2
4,440,320	2.000%, 12/01/2051	3,472,481	0.4
5,666,076	2.000%, 12/01/2051	4,458,423	0.5
1,648,317	2.000%, 02/01/2052	1,306,181	0.2
3,024,989	2.000%, 02/01/2052	2,401,908	0.3
2,844,883	2.000%, 03/01/2052	2,218,455	0.3
612,125	2.500%, 05/01/2030	584,472	0.1
496,555	2.500%, 07/01/2030	472,795	0.1
1,678,259	2.500%, 11/01/2051	1,381,488	0.2
3,198,739	2.500%, 12/01/2051	2,645,359	0.3
4,026,291	2.500%, 12/01/2051	3,332,292	0.4
2,193,524	2.500%, 02/01/2052	1,825,576	0.2
3,589,522	2.500%, 02/01/2052	2,954,830	0.3
3,645,842	2.500%, 02/01/2052	3,014,520	0.4
4,198,327	2.500%, 02/01/2052	3,456,281	0.4
5,467,517	2.500%, 02/01/2052	4,531,963	0.5
644,615	3.000%, 09/01/2030	621,230	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
661,052	3.000%, 08/01/2043	$583,615	0.1
1,135,083	3.000%, 09/01/2043	1,002,139	0.1
2,589,878	3.000%, 08/01/2046	2,251,946	0.3
246,646	3.000%, 09/01/2046	214,073	0.0
2,098,760	3.000%, 02/01/2052	1,801,636	0.2
364,386	3.500%, 12/01/2041	332,208	0.1
64,086	3.500%, 08/01/2042	58,418	0.0
312,869	3.500%, 08/01/2042	284,391	0.1
255,649	3.500%, 10/01/2042	232,926	0.0
440,066	3.500%, 10/01/2042	400,953	0.1
193,014	3.500%, 03/01/2043	175,932	0.0
1,532,759	3.500%, 01/01/2046	1,383,034	0.2
2,662,325	3.500%, 02/01/2046	2,402,429	0.3
1,988,286	3.500%, 08/01/2046	1,790,223	0.2
1,793,166	3.500%, 09/01/2047	1,610,071	0.2
1,882,925	3.500%, 02/01/2052	1,673,795	0.2
1,122	4.000%, 05/01/2029	1,106	0.0
11,023	4.000%, 11/01/2030	10,826	0.0
6,099	4.000%, 02/01/2031	5,984	0.0
3,603	4.000%, 10/01/2031	3,523	0.0
163,495	4.000%, 07/01/2042	153,511	0.0
358,365	4.000%, 07/01/2042	338,261	0.1
1,388,703	4.000%, 07/01/2042	1,307,347	0.2
125,378	4.000%, 08/01/2042	118,392	0.0
1,134,455	4.000%, 08/01/2043	1,065,132	0.1
1,865,611	4.000%, 09/01/2043	1,751,617	0.2
61,721	4.000%, 10/01/2043	57,875	0.0
133,968	4.000%, 10/01/2043	125,452	0.0
333,401	4.000%, 06/01/2045	309,726	0.1
668,869	4.000%, 07/01/2045	624,985	0.1
1,391,523	4.000%, 07/01/2045	1,298,397	0.2
2,548,565	4.000%, 02/01/2046	2,372,692	0.3
494,309	4.000%, 06/01/2047	460,406	0.1
61,232	4.000%, 03/01/2048	56,781	0.0
289,137	4.000%, 03/01/2048	268,243	0.0
2,085,120	4.000%, 09/01/2048	1,940,237	0.2
1,842	4.500%, 10/01/2025	1,834	0.0
11,464	4.500%, 07/01/2026	11,428	0.0
140,704	4.500%, 04/01/2029	139,758	0.0
2,207	4.500%, 06/01/2029	2,193	0.0
26,757	4.500%, 06/01/2029	26,535	0.0
27,236	4.500%, 07/01/2029	27,059	0.0
663	4.500%, 10/01/2029	659	0.0
4,557	4.500%, 06/01/2030	4,505	0.0
149,359	4.500%, 10/01/2030	148,161	0.0
25,819	4.500%, 02/01/2031	25,465	0.0
23,058	4.500%, 05/01/2031	22,877	0.0
19,492	4.500%, 10/01/2033	19,124	0.0
8,274	4.500%, 01/01/2034	7,995	0.0
1,921	4.500%, 07/01/2034	1,856	0.0
2,833	4.500%, 09/01/2035	2,720	0.0
13,934	4.500%, 09/01/2035	13,464	0.0
18,974	4.500%, 11/01/2035	18,335	0.0
108,292	4.500%, 02/01/2036	103,170	0.0
37,282	4.500%, 01/01/2037	36,023	0.0
19,663	4.500%, 09/01/2037	19,013	0.0
1,405	4.500%, 02/01/2038	1,363	0.0
10,205	4.500%, 01/01/2039	9,898	0.0
17,622	4.500%, 02/01/2039	17,091	0.0

See Accompanying Notes to Financial Statements

60

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,489	4.500%, 04/01/2039	$8,229	0.0
23,047	4.500%, 04/01/2039	22,354	0.0
42,613	4.500%, 04/01/2039	41,009	0.0
255	4.500%, 05/01/2039	247	0.0
2,433	4.500%, 05/01/2039	2,359	0.0
7,720	4.500%, 05/01/2039	7,488	0.0
40,393	4.500%, 05/01/2039	39,177	0.0
44,049	4.500%, 05/01/2039	42,724	0.0
48,579	4.500%, 05/01/2039	47,117	0.0
529,628	4.500%, 05/01/2039	513,679	0.1
4,027	4.500%, 06/01/2039	3,905	0.0
62,699	4.500%, 06/01/2039	60,812	0.0
8,859	4.500%, 07/01/2039	8,592	0.0
14,469	4.500%, 07/01/2039	13,980	0.0
30,487	4.500%, 07/01/2039	29,560	0.0
30,934	4.500%, 08/01/2039	30,003	0.0
35,438	4.500%, 08/01/2039	34,136	0.0
64,092	4.500%, 08/01/2039	62,163	0.0
113,116	4.500%, 08/01/2039	109,712	0.0
114,257	4.500%, 09/01/2039	110,168	0.0
96,492	4.500%, 10/01/2039	93,586	0.0
6,003	4.500%, 11/01/2039	5,822	0.0
52,687	4.500%, 11/01/2039	51,101	0.0
2,984	4.500%, 12/01/2039	2,894	0.0
6,111	4.500%, 12/01/2039	5,927	0.0
3,096	4.500%, 01/01/2040	3,003	0.0
209,147	4.500%, 01/01/2040	202,459	0.0
50,432	4.500%, 02/01/2040	48,913	0.0
96,540	4.500%, 02/01/2040	93,632	0.0
30,588	4.500%, 04/01/2040	29,668	0.0
305,457	4.500%, 04/01/2040	296,256	0.1
31,320	4.500%, 05/01/2040	30,383	0.0
138,900	4.500%, 05/01/2040	134,210	0.0
1,995	4.500%, 06/01/2040	1,935	0.0
19,533	4.500%, 06/01/2040	18,945	0.0
35,338	4.500%, 06/01/2040	34,274	0.0
64,160	4.500%, 06/01/2040	62,228	0.0
162,831	4.500%, 06/01/2040	157,930	0.0
8,664	4.500%, 07/01/2040	8,402	0.0
48,863	4.500%, 07/01/2040	47,392	0.0
68,652	4.500%, 07/01/2040	66,584	0.0
1,237	4.500%, 08/01/2040	1,199	0.0
2,823	4.500%, 08/01/2040	2,738	0.0
15,976	4.500%, 08/01/2040	15,495	0.0
17,782	4.500%, 08/01/2040	17,246	0.0
39,764	4.500%, 08/01/2040	38,567	0.0
39,992	4.500%, 08/01/2040	38,787	0.0
43,652	4.500%, 08/01/2040	41,841	0.0
5,792	4.500%, 09/01/2040	5,618	0.0
10,103	4.500%, 09/01/2040	9,799	0.0
11,624	4.500%, 09/01/2040	11,182	0.0
15,861	4.500%, 09/01/2040	15,383	0.0
16,329	4.500%, 09/01/2040	15,837	0.0
69,651	4.500%, 09/01/2040	67,481	0.0
119,203	4.500%, 09/01/2040	115,613	0.0
16,277	4.500%, 10/01/2040	15,787	0.0
17,256	4.500%, 10/01/2040	16,736	0.0
51,876	4.500%, 10/01/2040	49,996	0.0
85,893	4.500%, 10/01/2040	83,307	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
100,130	4.500%, 10/01/2040	$97,115	0.0
26,626	4.500%, 11/01/2040	25,824	0.0
29,823	4.500%, 11/01/2040	28,924	0.0
111,916	4.500%, 11/01/2040	107,136	0.0
222,951	4.500%, 11/01/2040	216,237	0.0
614,262	4.500%, 11/01/2040	595,759	0.1
1,866	4.500%, 12/01/2040	1,810	0.0
10,843	4.500%, 12/01/2040	10,455	0.0
13,666	4.500%, 12/01/2040	13,255	0.0
14,377	4.500%, 12/01/2040	13,944	0.0
21,185	4.500%, 12/01/2040	20,547	0.0
26,818	4.500%, 12/01/2040	26,010	0.0
64,279	4.500%, 12/01/2040	62,342	0.0
65,777	4.500%, 12/01/2040	63,694	0.0
128,672	4.500%, 12/01/2040	124,796	0.0
10,831	4.500%, 01/01/2041	10,505	0.0
25,190	4.500%, 01/01/2041	24,432	0.0
77,042	4.500%, 01/01/2041	74,066	0.0
139,502	4.500%, 01/01/2041	135,226	0.0
273,246	4.500%, 01/01/2041	265,016	0.0
13,294	4.500%, 02/01/2041	12,893	0.0
33,423	4.500%, 02/01/2041	32,417	0.0
45,005	4.500%, 02/01/2041	43,650	0.0
46,919	4.500%, 02/01/2041	45,505	0.0
52,119	4.500%, 02/01/2041	49,958	0.0
2,495	4.500%, 03/01/2041	2,420	0.0
10,454	4.500%, 03/01/2041	9,944	0.0
11,899	4.500%, 03/01/2041	11,540	0.0
16,491	4.500%, 03/01/2041	15,995	0.0
23,396	4.500%, 03/01/2041	22,685	0.0
31,473	4.500%, 03/01/2041	30,525	0.0
49,580	4.500%, 03/01/2041	48,088	0.0
64,991	4.500%, 03/01/2041	63,035	0.0
109,003	4.500%, 03/01/2041	104,943	0.0
3,205	4.500%, 04/01/2041	3,108	0.0
14,328	4.500%, 04/01/2041	13,729	0.0
23,067	4.500%, 04/01/2041	22,372	0.0
67,263	4.500%, 04/01/2041	64,395	0.0
129,583	4.500%, 04/01/2041	125,680	0.0
236,458	4.500%, 04/01/2041	229,337	0.0
2,117	4.500%, 05/01/2041	2,053	0.0
3,928	4.500%, 05/01/2041	3,810	0.0
9,581	4.500%, 05/01/2041	9,293	0.0
10,413	4.500%, 05/01/2041	10,046	0.0
16,178	4.500%, 05/01/2041	15,690	0.0
122,390	4.500%, 05/01/2041	118,137	0.0
130,739	4.500%, 05/01/2041	126,219	0.0
151,449	4.500%, 05/01/2041	146,888	0.0
238,103	4.500%, 05/01/2041	230,926	0.0
8,713	4.500%, 06/01/2041	8,450	0.0
44,292	4.500%, 06/01/2041	42,797	0.0
163,133	4.500%, 06/01/2041	157,795	0.0
1,486	4.500%, 07/01/2041	1,431	0.0
2,434	4.500%, 07/01/2041	2,361	0.0
7,056	4.500%, 07/01/2041	6,844	0.0
14,233	4.500%, 07/01/2041	13,807	0.0
30,023	4.500%, 07/01/2041	28,765	0.0
62,570	4.500%, 07/01/2041	60,686	0.0
117,503	4.500%, 07/01/2041	113,961	0.0

See Accompanying Notes to Financial Statements

61

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,132	4.500%, 08/01/2041	$10,797	0.0
19,630	4.500%, 08/01/2041	18,728	0.0
37,618	4.500%, 08/01/2041	36,172	0.0
58,299	4.500%, 08/01/2041	56,543	0.0
77,913	4.500%, 08/01/2041	75,566	0.0
102,681	4.500%, 08/01/2041	98,610	0.0
118,135	4.500%, 08/01/2041	112,979	0.0
145,208	4.500%, 08/01/2041	140,384	0.0
3,094	4.500%, 09/01/2041	3,001	0.0
8,171	4.500%, 09/01/2041	7,925	0.0
40,385	4.500%, 09/01/2041	39,085	0.0
352,222	4.500%, 09/01/2041	341,243	0.1
13,030	4.500%, 10/01/2041	12,638	0.0
21,032	4.500%, 10/01/2041	20,344	0.0
40,321	4.500%, 10/01/2041	38,631	0.0
78,196	4.500%, 10/01/2041	75,840	0.0
110,301	4.500%, 10/01/2041	106,863	0.0
171,245	4.500%, 10/01/2041	166,086	0.0
360,404	4.500%, 10/01/2041	347,868	0.1
785,934	4.500%, 10/01/2041	757,786	0.1
2,147	4.500%, 11/01/2041	2,083	0.0
174,230	4.500%, 11/01/2041	168,979	0.0
163,081	4.500%, 12/01/2041	157,244	0.0
387,505	4.500%, 12/01/2041	375,026	0.1
7,206	4.500%, 01/01/2042	6,989	0.0
9,868	4.500%, 01/01/2042	9,489	0.0
16,966	4.500%, 01/01/2042	16,402	0.0
30,953	4.500%, 03/01/2042	29,798	0.0
25,193	4.500%, 04/01/2042	23,942	0.0
10,280	4.500%, 06/01/2042	9,912	0.0
4,182	4.500%, 08/01/2042	4,056	0.0
3,813	4.500%, 09/01/2042	3,621	0.0
6,069	4.500%, 01/01/2043	5,778	0.0
3,776	4.500%, 12/01/2043	3,629	0.0
40,415	4.500%, 04/01/2047	38,821	0.0
19,503	4.500%, 05/01/2047	18,678	0.0
45,030	4.500%, 06/01/2047	43,110	0.0
65,332	4.500%, 06/01/2047	62,567	0.0
61,307	4.500%, 07/01/2047	58,941	0.0
230,670	4.500%, 07/01/2047	220,548	0.0
15,499	4.500%, 08/01/2047	14,803	0.0
6,086,901	4.500%, 12/01/2054	5,728,917	0.6
3,940	5.000%, 04/01/2026	3,929	0.0
5,326	5.000%, 05/01/2026	5,311	0.0
6,092	5.000%, 08/01/2027	6,088	0.0
4,081	5.000%, 04/01/2028	4,090	0.0
4,296,258	5.000%, 05/01/2042	4,282,644	0.5
574,748	5.000%, 09/01/2052	556,759	0.1
686	5.500%, 07/01/2026	682	0.0
1,147	5.500%, 12/01/2027	1,154	0.0
6,594	5.500%, 04/01/2028	6,626	0.0
1,840	5.500%, 08/01/2028	1,857	0.0
2,663	5.500%, 01/01/2029	2,680	0.0
24,018	5.500%, 10/01/2029	24,204	0.0
20,963	5.500%, 04/01/2033	21,111	0.0
9,998	5.500%, 10/01/2033	10,074	0.0
422	5.500%, 11/01/2033	432	0.0
1,787	5.500%, 11/01/2033	1,791	0.0
2,791	5.500%, 11/01/2033	2,802	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,311	5.500%, 11/01/2033	$3,324	0.0
591	5.500%, 12/01/2033	591	0.0
8,682	5.500%, 12/01/2033	8,759	0.0
22,398	5.500%, 12/01/2033	22,560	0.0
50,737	5.500%, 12/01/2033	51,105	0.0
153,400	5.500%, 12/01/2033	153,608	0.0
146	5.500%, 01/01/2034	148	0.0
2,872	5.500%, 01/01/2034	2,897	0.0
7,291	5.500%, 01/01/2034	7,359	0.0
12,205	5.500%, 01/01/2034	12,135	0.0
55,332	5.500%, 01/01/2034	55,734	0.0
2,305	5.500%, 06/01/2034	2,326	0.0
3,873	5.500%, 11/01/2034	3,921	0.0
22,015	5.500%, 11/01/2034	22,175	0.0
458	5.500%, 12/01/2034	463	0.0
6,497	5.500%, 01/01/2035	6,547	0.0
14,036	5.500%, 01/01/2035	14,161	0.0
18,802	5.500%, 01/01/2035	18,901	0.0
5,354	5.500%, 02/01/2035	5,419	0.0
4,156	5.500%, 07/01/2035	4,206	0.0
353,246	5.500%, 08/01/2035	357,112	0.1
1,460	5.500%, 10/01/2035	1,504	0.0
269	5.500%, 11/01/2035	270	0.0
24,410	5.500%, 11/01/2035	24,708	0.0
351	5.500%, 12/01/2035	356	0.0
389	5.500%, 12/01/2035	392	0.0
6,304	5.500%, 12/01/2035	6,381	0.0
53,614	5.500%, 12/01/2035	54,266	0.0
4,506	5.500%, 01/01/2036	4,560	0.0
36,972	5.500%, 01/01/2036	37,422	0.0
362	5.500%, 02/01/2036	364	0.0
5,512	5.500%, 04/01/2036	5,579	0.0
317	5.500%, 08/01/2036	320	0.0
21,906	5.500%, 09/01/2036	22,073	0.0
35,000	5.500%, 09/01/2036	35,296	0.0
561	5.500%, 12/01/2036	568	0.0
837	5.500%, 12/01/2036	842	0.0
58,248	5.500%, 12/01/2036	58,719	0.0
62,780	5.500%, 12/01/2036	63,481	0.0
5,307	5.500%, 01/01/2037	5,352	0.0
29,593	5.500%, 01/01/2037	29,893	0.0
49,547	5.500%, 02/01/2037	49,998	0.0
127,765	5.500%, 03/01/2037	128,343	0.0
5,789	5.500%, 04/01/2037	5,836	0.0
404	5.500%, 05/01/2037	407	0.0
1,169	5.500%, 05/01/2037	1,168	0.0
6,405	5.500%, 05/01/2037	6,444	0.0
11,842	5.500%, 05/01/2037	11,926	0.0
12,329	5.500%, 06/01/2037	12,396	0.0
27,535	5.500%, 06/01/2037	27,757	0.0
13,553	5.500%, 07/01/2037	13,580	0.0
7,125	5.500%, 08/01/2037	7,205	0.0
19,510	5.500%, 08/01/2037	19,747	0.0
21,853	5.500%, 08/01/2037	21,985	0.0
52,502	5.500%, 09/01/2037	52,872	0.0
269	5.500%, 11/01/2037	270	0.0
186,757	5.500%, 01/01/2038	187,827	0.0
356	5.500%, 02/01/2038	358	0.0
594	5.500%, 02/01/2038	597	0.0

See Accompanying Notes to Financial Statements

62

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,391	5.500%, 03/01/2038	$3,407	0.0
168,294	5.500%, 03/01/2038	169,157	0.0
233	5.500%, 04/01/2038	234	0.0
7,884	5.500%, 04/01/2038	7,915	0.0
26,038	5.500%, 04/01/2038	26,163	0.0
1,434	5.500%, 05/01/2038	1,442	0.0
4,720	5.500%, 05/01/2038	4,747	0.0
48,017	5.500%, 05/01/2038	48,098	0.0
10,675	5.500%, 06/01/2038	10,726	0.0
40,980	5.500%, 06/01/2038	41,227	0.0
196	5.500%, 07/01/2038	197	0.0
20,606	5.500%, 07/01/2038	20,710	0.0
23,297	5.500%, 07/01/2038	23,473	0.0
23,591	5.500%, 07/01/2038	23,704	0.0
5,196	5.500%, 08/01/2038	5,259	0.0
10,568	5.500%, 08/01/2038	10,619	0.0
33,848	5.500%, 08/01/2038	34,011	0.0
25,326	5.500%, 11/01/2038	25,593	0.0
91,023	5.500%, 11/01/2038	91,516	0.0
104	5.500%, 12/01/2038	105	0.0
16,669	5.500%, 12/01/2038	16,774	0.0
25,362	5.500%, 01/01/2039	25,567	0.0
48,679	5.500%, 01/01/2039	49,047	0.0
163,828	5.500%, 01/01/2039	164,816	0.0
9,797	5.500%, 03/01/2039	9,851	0.0
84,467	5.500%, 06/01/2039	84,969	0.0
150,927	5.500%, 06/01/2039	152,302	0.0
8,449	5.500%, 07/01/2041	8,489	0.0
163,908	5.500%, 09/01/2041	165,902	0.0
5,718,507	5.500%, 02/01/2054	5,647,327	0.6
25,639	6.000%, 11/01/2028	26,048	0.0
164	6.000%, 04/01/2031	170	0.0
176	6.000%, 01/01/2032	179	0.0
312	6.000%, 11/01/2032	316	0.0
411	6.000%, 11/01/2032	413	0.0
21,814	6.000%, 01/01/2033	22,256	0.0
1,685	6.000%, 09/01/2033	1,734	0.0
293	6.000%, 01/01/2034	299	0.0
10,135	6.000%, 06/01/2035	10,185	0.0
2,473	6.000%, 07/01/2035	2,533	0.0
4,020	6.000%, 07/01/2035	4,072	0.0
4,849	6.000%, 07/01/2035	4,951	0.0
5,619	6.000%, 07/01/2035	5,810	0.0
314	6.000%, 10/01/2035	317	0.0
816	6.000%, 10/01/2035	828	0.0
24,998	6.000%, 11/01/2035	25,551	0.0
1,938	6.000%, 12/01/2035	1,965	0.0
22,076	6.000%, 12/01/2035	22,881	0.0
3,447	6.000%, 01/01/2036	3,516	0.0
14,976	6.000%, 02/01/2036	15,534	0.0
25,467	6.000%, 02/01/2036	26,416	0.0
9,865	6.000%, 03/01/2036	10,119	0.0
16,301	6.000%, 03/01/2036	16,795	0.0
9,777	6.000%, 04/01/2036	10,109	0.0
20,944	6.000%, 04/01/2036	21,723	0.0
6,669	6.000%, 05/01/2036	6,739	0.0
294	6.000%, 06/01/2036	302	0.0
1,603	6.000%, 06/01/2036	1,636	0.0
1,064	6.000%, 07/01/2036	1,084	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,228	6.000%, 07/01/2036	$1,241	0.0
9,306	6.000%, 07/01/2036	9,500	0.0
35,697	6.000%, 07/01/2036	37,025	0.0
1,211	6.000%, 08/01/2036	1,235	0.0
1,916	6.000%, 08/01/2036	1,987	0.0
9,859	6.000%, 08/01/2036	10,226	0.0
10,835	6.000%, 08/01/2036	11,080	0.0
68,614	6.000%, 08/01/2036	70,047	0.0
69	6.000%, 09/01/2036	70	0.0
5,703	6.000%, 09/01/2036	5,787	0.0
6,974	6.000%, 09/01/2036	7,233	0.0
10,993	6.000%, 09/01/2036	11,211	0.0
11,385	6.000%, 09/01/2036	11,678	0.0
26,470	6.000%, 09/01/2036	27,452	0.0
49,623	6.000%, 09/01/2036	50,313	0.0
2,023	6.000%, 10/01/2036	2,049	0.0
6,852	6.000%, 10/01/2036	6,952	0.0
8,360	6.000%, 10/01/2036	8,671	0.0
17,081	6.000%, 10/01/2036	17,742	0.0
21,044	6.000%, 10/01/2036	21,758	0.0
21,079	6.000%, 10/01/2036	21,797	0.0
6,232	6.000%, 11/01/2036	6,382	0.0
18,284	6.000%, 11/01/2036	18,960	0.0
1,131	6.000%, 12/01/2036	1,156	0.0
1,880	6.000%, 12/01/2036	1,950	0.0
2,742	6.000%, 12/01/2036	2,801	0.0
12,224	6.000%, 12/01/2036	12,422	0.0
20,575	6.000%, 12/01/2036	21,338	0.0
186	6.000%, 01/01/2037	189	0.0
328	6.000%, 01/01/2037	339	0.0
4,475	6.000%, 01/01/2037	4,627	0.0
9,455	6.000%, 01/01/2037	9,540	0.0
6,812	6.000%, 02/01/2037	6,979	0.0
7,929	6.000%, 02/01/2037	8,223	0.0
45,834	6.000%, 02/01/2037	47,395	0.0
330	6.000%, 03/01/2037	339	0.0
4,099	6.000%, 03/01/2037	4,170	0.0
4,129	6.000%, 03/01/2037	4,283	0.0
6,443	6.000%, 03/01/2037	6,558	0.0
9,149	6.000%, 03/01/2037	9,490	0.0
74,378	6.000%, 03/01/2037	76,865	0.0
581	6.000%, 04/01/2037	591	0.0
660	6.000%, 04/01/2037	669	0.0
1,063	6.000%, 04/01/2037	1,103	0.0
1,872	6.000%, 04/01/2037	1,919	0.0
3,779	6.000%, 04/01/2037	3,881	0.0
8,356	6.000%, 04/01/2037	8,666	0.0
10,555	6.000%, 04/01/2037	10,838	0.0
12,390	6.000%, 04/01/2037	12,649	0.0
12,614	6.000%, 04/01/2037	13,083	0.0
18,751	6.000%, 04/01/2037	19,049	0.0
24,525	6.000%, 04/01/2037	24,924	0.0
32,933	6.000%, 04/01/2037	34,087	0.0
56,603	6.000%, 04/01/2037	58,684	0.0
503	6.000%, 05/01/2037	513	0.0
4,313	6.000%, 05/01/2037	4,457	0.0
5,015	6.000%, 05/01/2037	5,099	0.0
6,583	6.000%, 05/01/2037	6,667	0.0
9,100	6.000%, 05/01/2037	9,438	0.0

See Accompanying Notes to Financial Statements

63

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,641	6.000%, 05/01/2037	$9,748	0.0
11,040	6.000%, 05/01/2037	11,201	0.0
11,731	6.000%, 05/01/2037	11,888	0.0
18,074	6.000%, 05/01/2037	18,688	0.0
43,363	6.000%, 05/01/2037	44,974	0.0
2,663	6.000%, 06/01/2037	2,756	0.0
3,296	6.000%, 06/01/2037	3,362	0.0
3,449	6.000%, 06/01/2037	3,577	0.0
4,406	6.000%, 06/01/2037	4,462	0.0
21,481	6.000%, 06/01/2037	21,701	0.0
28,984	6.000%, 06/01/2037	29,962	0.0
2,077	6.000%, 07/01/2037	2,148	0.0
3,882	6.000%, 07/01/2037	4,047	0.0
4,037	6.000%, 07/01/2037	4,187	0.0
4,769	6.000%, 07/01/2037	4,828	0.0
4,992	6.000%, 07/01/2037	5,064	0.0
5,785	6.000%, 07/01/2037	5,902	0.0
11,381	6.000%, 07/01/2037	11,619	0.0
28,186	6.000%, 07/01/2037	28,745	0.0
28,767	6.000%, 07/01/2037	29,819	0.0
2,165	6.000%, 08/01/2037	2,224	0.0
5,141	6.000%, 08/01/2037	5,249	0.0
7,837	6.000%, 08/01/2037	7,933	0.0
10,799	6.000%, 08/01/2037	11,182	0.0
15,295	6.000%, 08/01/2037	15,553	0.0
23,947	6.000%, 08/01/2037	24,840	0.0
30,796	6.000%, 08/01/2037	31,226	0.0
470	6.000%, 09/01/2037	478	0.0
1,253	6.000%, 09/01/2037	1,300	0.0
4,818	6.000%, 09/01/2037	4,880	0.0
8,220	6.000%, 09/01/2037	8,526	0.0
42,778	6.000%, 09/01/2037	43,929	0.0
431	6.000%, 10/01/2037	438	0.0
17,983	6.000%, 10/01/2037	18,638	0.0
556	6.000%, 11/01/2037	576	0.0
18,409	6.000%, 11/01/2037	19,095	0.0
28,026	6.000%, 11/01/2037	29,038	0.0
759	6.000%, 12/01/2037	784	0.0
15,500	6.000%, 12/01/2037	16,005	0.0
29,552	6.000%, 12/01/2037	29,858	0.0
32,149	6.000%, 12/01/2037	33,348	0.0
14,701	6.000%, 02/01/2038	15,193	0.0
50,886	6.000%, 02/01/2038	51,993	0.0
69,739	6.000%, 02/01/2038	72,065	0.0
625	6.000%, 03/01/2038	642	0.0
3,490	6.000%, 03/01/2038	3,533	0.0
15,515	6.000%, 03/01/2038	16,054	0.0
1,810	6.000%, 05/01/2038	1,876	0.0
42,349	6.000%, 05/01/2038	43,833	0.0
6,079	6.000%, 06/01/2038	6,305	0.0
21,960	6.000%, 07/01/2038	22,732	0.0
35,270	6.000%, 07/01/2038	35,698	0.0
643	6.000%, 08/01/2038	666	0.0
2,944	6.000%, 09/01/2038	2,997	0.0
3,728	6.000%, 09/01/2038	3,866	0.0
13,117	6.000%, 09/01/2038	13,361	0.0
13,189	6.000%, 09/01/2038	13,634	0.0
322	6.000%, 10/01/2038	325	0.0
1,094	6.000%, 10/01/2038	1,119	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,885	6.000%, 10/01/2038	$7,129	0.0
7,575	6.000%, 10/01/2038	7,856	0.0
10,543	6.000%, 10/01/2038	10,672	0.0
16,552	6.000%, 10/01/2038	17,140	0.0
365	6.000%, 11/01/2038	375	0.0
1,011	6.000%, 11/01/2038	1,024	0.0
78,833	6.000%, 11/01/2038	80,302	0.0
746	6.000%, 12/01/2038	761	0.0
10,412	6.000%, 12/01/2038	10,667	0.0
37,127	6.000%, 12/01/2038	38,508	0.0
727	6.000%, 10/01/2039	754	0.0
9,429	6.000%, 10/01/2039	9,770	0.0
8,959	6.000%, 04/01/2040	9,278	0.0
68,685	6.000%, 09/01/2040	69,891	0.0
95,605	6.000%, 10/01/2040	99,122	0.0
4,591,000 (5)	6.000%, 01/01/2055	4,612,879	0.5
216	6.500%, 04/01/2027	221	0.0
3,965	6.500%, 01/01/2032	4,048	0.0
3,621	6.500%, 04/01/2032	3,728	0.0
2,852	6.500%, 10/01/2032	2,928	0.0
9,785	6.500%, 10/01/2032	10,084	0.0
2,677	6.500%, 03/01/2038	2,806	0.0
20	7.000%, 08/01/2025	21	0.0
645	7.000%, 03/01/2026	669	0.0
266	7.000%, 12/01/2027	275	0.0
130,475	7.000%, 03/01/2038	135,268	0.0
3,301	7.500%, 09/01/2031	3,375	0.0
		110,217,554	12.1

	Total U.S. Government Agency Obligations (Cost $191,437,422)	175,543,628	19.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.0%
639,941 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.953%, (TSFR1M + 0.614%), 11/25/2035	345,317	0.0
885,623	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	593,286	0.1
179,743 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 0.547%, (-1.000*TSFR1M + 4.886%), 05/25/2035	4,696	0.0
1,082,339	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	528,894	0.1
1,461,847 (3)	Alternative Loan Trust 2007-23CB A3, 4.953%, (TSFR1M + 0.614%), 09/25/2037	531,653	0.1
65,611	Banc of America Funding Trust 2007- 8 4A1, 6.000%, 08/25/2037	52,066	0.0
249,080 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.623%, 01/25/2036	233,219	0.0

See Accompanying Notes to Financial Statements

64

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
129,571 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.515%, 05/25/2035	$121,971	0.0
689,354 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.692%, 11/25/2036	399,666	0.1
807,301 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.787%, 11/25/2036	415,724	0.1
642 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.972%, 02/25/2036	447	0.0
55,933 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.514%, 01/26/2036	40,602	0.0
1,828,949 (1)(3)	Chase Home Lending Mortgage Trust 2024- 8 A9A, 5.500%, 08/25/2055	1,779,918	0.2
42,694 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.827%, 12/25/2035	39,070	0.0
6,003 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.400%, 02/20/2035	6,037	0.0
9,783 (3)	CHL Mortgage Pass- Through Trust 2005-2 2A3, 5.133%, (TSFR1M + 0.794%), 03/25/2035	9,041	0.0
373,697	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	335,728	0.0
13,384 (3)	Citigroup Mortgage Loan Trust 2005- 3 2A2A, 6.223%, 08/25/2035	12,564	0.0
641,151	Citigroup Mortgage Loan Trust 2005- 8 3A1, 5.500%, 09/25/2035	637,077	0.1
557,398 (3)	Citigroup Mortgage Loan Trust 2007- 10 22AA, 4.959%, 09/25/2037	508,785	0.1
407,086 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	392,531	0.0
158,151	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	139,190	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 8.333%, (SOFR30A + 3.764%), 02/25/2040	841,074	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022- R01 1B1, 7.719%, (SOFR30A + 3.150%), 12/25/2041	$3,714,797	0.4
75,921 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.595%, 07/19/2044	71,003	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 7.933%, (SOFR30A + 3.364%), 01/25/2040	217,684	0.0
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 7.669%, (SOFR30A + 3.100%), 10/25/2041	1,543,105	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 7.319%, (SOFR30A + 2.750%), 12/25/2041	1,537,218	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 10.169%, (SOFR30A + 5.600%), 07/25/2042	1,093,339	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.910%, (SOFR30A + 5.350%), 05/25/2043	2,202,549	0.2
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.810%, (SOFR30A + 3.250%), 09/25/2043	737,978	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.619%, (SOFR30A + 2.050%), 09/25/2044	2,031,448	0.2
2,124,480 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	413,070	0.1
178,326 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	29,226	0.0
172,070 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	25,246	0.0
1,741,293 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	288,467	0.0
72,771	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	73,639	0.0

See Accompanying Notes to Financial Statements

65

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,292 (3)	Fannie Mae REMIC Trust 2002-21 FC, 5.583%, (SOFR30A + 1.014%), 04/25/2032	$3,305	0.0
322,233 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	50,991	0.0
12,630 (3)	Fannie Mae REMIC Trust 2004-11 A, 4.969%, (SOFR30A + 0.234%), 03/25/2034	12,607	0.0
169,144	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	172,410	0.0
1,457,383 (3)(6)	Fannie Mae REMIC Trust 2005- 66 SY, 2.017%, (-1.000*SOFR30A + 6.586%), 07/25/2035	106,009	0.0
107,905 (3)	Fannie Mae REMIC Trust 2005- 74 DK, 5.267%, (-1.000*SOFR30A + 23.542%), 07/25/2035	105,189	0.0
1,695,044 (3)(6)	Fannie Mae REMIC Trust 2005- 92 SC, 1.997%, (-1.000*SOFR30A + 6.566%), 10/25/2035	117,607	0.0
77,920	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	79,360	0.0
339,594 (3)	Fannie Mae REMIC Trust 2006-104 ES, 10.034%, (-1.000*SOFR30A + 32.878%), 11/25/2036	420,605	0.1
1,499,359 (3)(6)	Fannie Mae REMIC Trust 2006- 12 SD, 2.067%, (-1.000*SOFR30A + 6.636%), 10/25/2035	84,178	0.0
2,073,754 (3)(6)	Fannie Mae REMIC Trust 2006- 120 QD, 0.017%, (-1.000*SOFR30A + 4.586%), 10/25/2036	33,508	0.0
1,028,254 (3)(6)	Fannie Mae REMIC Trust 2006- 123 UI, 2.057%, (-1.000*SOFR30A + 6.626%), 01/25/2037	84,404	0.0
1,048,909 (3)(6)	Fannie Mae REMIC Trust 2006- 59 XS, 2.517%, (-1.000*SOFR30A + 7.086%), 07/25/2036	75,863	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,527 (3)(6)	Fannie Mae REMIC Trust 2006- 72 HS, 2.017%, (-1.000*SOFR30A + 6.586%), 08/25/2026	$899	0.0
1,219,099 (3)(6)	Fannie Mae REMIC Trust 2007- 53 SX, 1.417%, (-1.000*SOFR30A + 5.986%), 06/25/2037	82,345	0.0
255,718 (3)	Fannie Mae REMIC Trust 2007-73 A1, 4.750%, (SOFR30A + 0.174%), 07/25/2037	250,406	0.0
160,475 (3)	Fannie Mae REMIC Trust 2008- 20 SP, 3.792%, (-1.000*SOFR30A + 15.214%), 03/25/2038	150,784	0.0
843,438	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	830,786	0.1
2,972,138 (3)(6)	Fannie Mae REMIC Trust 2010- 102 SB, 1.917%, (-1.000*SOFR30A + 6.486%), 09/25/2040	266,427	0.0
3,445,764 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	683,423	0.1
933,044 (3)(6)	Fannie Mae REMIC Trust 2010- 116 SE, 1.917%, (-1.000*SOFR30A + 6.486%), 10/25/2040	70,429	0.0
2,450,868 (3)(6)	Fannie Mae REMIC Trust 2010- 123 SL, 1.387%, (-1.000*SOFR30A + 5.956%), 11/25/2040	148,981	0.0
7,568,196 (3)(6)	Fannie Mae REMIC Trust 2010- 139 SA, 1.347%, (-1.000*SOFR30A + 5.916%), 12/25/2040	555,285	0.1
1,603,342 (3)(6)	Fannie Mae REMIC Trust 2010- 55 AS, 1.737%, (-1.000*SOFR30A + 6.306%), 06/25/2040	123,729	0.0
2,866,426	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,873,761	0.3
192,681	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	194,076	0.0
439,435	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	433,086	0.1

 See Accompanying Notes to Financial Statements

66

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,971	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	$36,825	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	956,032	0.1
911,629 (3)(6)	Fannie Mae REMIC Trust 2011- 149 ES, 1.317%, (-1.000*SOFR30A + 5.886%), 07/25/2041	34,362	0.0
661,333 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	65,765	0.0
269,849 (3)(6)	Fannie Mae REMIC Trust 2012- 10 US, 1.767%, (-1.000*SOFR30A + 6.336%), 02/25/2042	27,792	0.0
32,728	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	32,507	0.0
578,435	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	517,255	0.1
3,561,898 (3)(6)	Fannie Mae REMIC Trust 2012- 113 SG, 1.417%, (-1.000*SOFR30A + 5.986%), 10/25/2042	329,621	0.0
2,549,577 (3)(6)	Fannie Mae REMIC Trust 2012- 122 SB, 1.467%, (-1.000*SOFR30A + 6.036%), 11/25/2042	249,898	0.0
737,849 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	38,706	0.0
765,285 (3)	Fannie Mae REMIC Trust 2012-131 BS, 10.546%, (-1.000*SOFR30A + 5.263%), 12/25/2042	474,883	0.1
8,682,386 (3)(6)	Fannie Mae REMIC Trust 2012- 134 SF, 1.467%, (-1.000*SOFR30A + 6.036%), 12/25/2042	839,761	0.1
4,080,568 (3)(6)	Fannie Mae REMIC Trust 2012- 137 SN, 1.417%, (-1.000*SOFR30A + 5.986%), 12/25/2042	356,281	0.0
6,542,044 (3)(6)	Fannie Mae REMIC Trust 2012- 19 S, 1.267%, (-1.000*SOFR30A + 5.836%), 03/25/2042	542,452	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,863,913 (3)(6)	Fannie Mae REMIC Trust 2012- 30 TS, 1.767%, (-1.000*SOFR30A + 6.336%), 04/25/2042	$287,987	0.0
570,129 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	77,249	0.0
3,240,577 (3)(6)	Fannie Mae REMIC Trust 2013- 60 DS, 1.517%, (-1.000*SOFR30A + 6.086%), 06/25/2033	183,192	0.0
3,751,398 (3)(6)	Fannie Mae REMIC Trust 2013- 9 DS, 1.467%, (-1.000*SOFR30A + 6.036%), 02/25/2043	359,870	0.0
6,828,373 (3)(6)	Fannie Mae REMIC Trust 2013- 9 SA, 1.467%, (-1.000*SOFR30A + 6.036%), 03/25/2042	299,240	0.0
8,737,746 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,728,923	0.2
10,853,129 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,581,568	0.2
3,138,185 (3)(6)	Fannie Mae REMIC Trust 2016- 54 SD, 1.317%, (-1.000*SOFR30A + 5.886%), 08/25/2046	309,220	0.0
4,874,385 (3)(6)	Fannie Mae REMIC Trust 2016- 62 SC, 1.317%, (-1.000*SOFR30A + 5.886%), 09/25/2046	492,415	0.1
10,810,532 (3)(6)	Fannie Mae REMIC Trust 2016- 82 SD, 1.367%, (-1.000*SOFR30A + 5.936%), 11/25/2046	774,236	0.1
77,510	Fannie Mae REMIC Trust 2016-88 EA, 3.500%, 01/25/2045	77,159	0.0
4,191,672 (3)(6)	Fannie Mae REMIC Trust 2016- 93 SL, 1.967%, (-1.000*SOFR30A + 6.536%), 12/25/2046	261,067	0.0
6,340,465 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,315,425	0.2
925,154	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	802,645	0.1
3,155,216	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,915,488	0.3

See Accompanying Notes to Financial Statements

67

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,285	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	$147,784	0.0
2,655,955 (3)(6)	Fannie Mae REMIC Trust 2018- 43 SE, 1.567%, (-1.000*SOFR30A + 6.136%), 09/25/2038	186,773	0.0
443,178	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	387,834	0.0
4,802,650 (3)(6)	Fannie Mae REMIC Trust 2019- 18 SA, 1.367%, (-1.000*SOFR30A + 5.936%), 05/25/2049	356,341	0.0
4,135,788 (3)(6)	Fannie Mae REMIC Trust 2019- 25 PS, 1.367%, (-1.000*SOFR30A + 5.936%), 06/25/2049	411,933	0.1
11,977,074 (3)(6)	Fannie Mae REMIC Trust 2019- 33 PS, 1.367%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,246,108	0.1
9,937,037 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,701,236	0.2
8,368,494 (3)(6)	Fannie Mae REMIC Trust 2020- 94 SC, 1.267%, (-1.000*SOFR30A + 5.836%), 07/25/2050	945,601	0.1
11,324,502 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,054,972	0.2
14,233,185 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	3,484,382	0.4
15,550,370 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	3,417,223	0.4
98,260 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 5.135%, 03/25/2035	56,532	0.0
50,527 (3)	First Horizon Asset Securities, Inc. 2005- AR6 4A1, 5.650%, 02/25/2036	47,842	0.0
18,014 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 6.743%, 08/25/2035	13,018	0.0
1,683,676 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.937%, 03/25/2048	1,500,098	0.2
49,669	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	49,722	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
64,976	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	$65,491	0.0
32,399 (3)	Freddie Mac REMIC Trust 2411 FJ, 5.062%, (SOFR30A + 0.464%), 12/15/2029	32,288	0.0
30,800	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	31,073	0.0
50,761	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	51,746	0.0
93,866 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	14,252	0.0
1,869,498 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 1.288%, (-1.000*SOFR30A + 5.886%), 03/15/2034	100,592	0.0
421,329	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	423,429	0.1
315,200	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	316,751	0.0
2,223,260 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 2.018%, (-1.000*SOFR30A + 6.616%), 10/15/2035	155,975	0.0
143,862 (3)	Freddie Mac REMIC Trust 3065 DC, 5.724%, (-1.000*SOFR30A + 19.517%), 03/15/2035	144,264	0.0
159,451 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 7.289%, (-1.000*SOFR30A + 24.147%), 01/15/2036	33,097	0.0
683,637 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 1.888%, (-1.000*SOFR30A + 6.486%), 09/15/2033	42,922	0.0
262,958 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 1.773%, (-1.000*SOFR30A + 6.371%), 06/15/2036	15,907	0.0
3,568,206 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 1.408%, (-1.000*SOFR30A + 6.006%), 03/15/2037	255,134	0.0
1,567,285 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 1.698%, (-1.000*SOFR30A + 6.296%), 05/15/2037	126,262	0.0

See Accompanying Notes to Financial Statements

68

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,413,014 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 1.368%, (-1.000*SOFR30A + 5.966%), 08/15/2037	$240,165	0.0
144,492 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.063%, 03/15/2033	143,890	0.0
19,100 (3)	Freddie Mac REMIC Trust 3556 NT, 7.812%, (SOFR30A + 3.214%), 03/15/2038	19,736	0.0
1,775,972 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 1.888%, (-1.000*SOFR30A + 6.486%), 04/15/2039	167,195	0.0
2,819,462 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 1.488%, (-1.000*SOFR30A + 6.086%), 10/15/2039	216,507	0.0
250,291 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	26,950	0.0
5,387,563 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 9.696%, (-1.000*SOFR30A + 4.386%), 08/15/2040	146,349	0.0
581,425	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	553,596	0.1
1,814,823 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 1.838%, (-1.000*SOFR30A + 6.436%), 05/15/2041	165,246	0.0
795,907	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	775,730	0.1
207,072 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 1.338%, (-1.000*SOFR30A + 5.936%), 07/15/2040	4,153	0.0
689,849 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 1.338%, (-1.000*SOFR30A + 5.936%), 01/15/2041	10,280	0.0
5,273,889 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 1.838%, (-1.000*SOFR30A + 6.436%), 11/15/2041	513,340	0.1
298,712	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	294,589	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,902,893 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 1.838%, (-1.000*SOFR30A + 6.436%), 06/15/2042	$309,164	0.0
3,001,210 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 1.888%, (-1.000*SOFR30A + 6.486%), 09/15/2042	349,314	0.0
6,807,219 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 1.438%, (-1.000*SOFR30A + 6.036%), 12/15/2042	685,782	0.1
3,879,930 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	635,861	0.1
376,413 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	59,245	0.0
3,431,417 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 1.438%, (-1.000*SOFR30A + 6.036%), 03/15/2044	239,152	0.0
5,457,919 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 1.438%, (-1.000*SOFR30A + 6.036%), 03/15/2044	431,726	0.1
514,624 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	66,568	0.0
1,036,662 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 1.488%, (-1.000*SOFR30A + 6.086%), 07/15/2039	23,632	0.0
1,745,427 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 1.388%, (-1.000*SOFR30A + 5.986%), 09/15/2044	147,175	0.0
1,643,447 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	261,049	0.0
5,845,160 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 1.288%, (-1.000*SOFR30A + 5.886%), 04/15/2047	578,716	0.1
3,402,433 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	710,215	0.1
1,845,418	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,399,204	0.2
1,722,391	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,458,340	0.2

See Accompanying Notes to Financial Statements

69

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
664,730	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	$612,815	0.1
4,967,538 (3)(6)	Freddie Mac REMIC Trust 4845 S, 1.988%, (-1.000*SOFR30A + 6.586%), 12/15/2048	420,522	0.1
4,664,621 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 1.467%, (-1.000*SOFR30A + 6.036%), 07/25/2045	469,777	0.1
12,880,741 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 1.417%, (-1.000*SOFR30A + 5.986%), 07/25/2049	956,904	0.1
4,450,118 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	817,809	0.1
10,611,643 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 1.417%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,188,474	0.1
3,664,162 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	878,546	0.1
14,203,519 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,532,575	0.2
11,734,445 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	2,214,022	0.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- DNA7 B1, 8.219%, (SOFR30A + 3.650%), 11/25/2041	1,040,564	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- HQA3 M2, 9.919%, (SOFR30A + 5.350%), 08/25/2042	1,520,471	0.2
3,425,624 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	547,820	0.1
7,191,444 (3)(6)	Freddie Mac Strips 268 S5, 1.288%, (-1.000*SOFR30A + 5.886%), 08/15/2042	644,454	0.1
4,360,087 (3)(6)	Freddie Mac Strips 311 S1, 1.238%, (-1.000*SOFR30A + 5.836%), 08/15/2043	414,250	0.1
259,599 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	46,615	0.0
7,209,891 (3)(6)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,030,950	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,134,737 (3)(6)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	$1,003,126	0.1
2,304,438 (3)(6)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	378,407	0.0
4,555,346 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	198,545	0.0
3,269,694 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	216,049	0.0
4,050,974 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	300,609	0.0
3,178,467 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	180,911	0.0
4,910,620 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	266,548	0.0
3,999,493 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	214,010	0.0
4,641,380 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	309,121	0.0
1,570,157	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,561,590	0.2
1,253,594 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 6.025%, (12MTA + 1.200%), 10/25/2044	1,142,491	0.1
246,614 (3)(6)	Ginnie Mae 2005- 7 AH, 2.258%, (-1.000*TSFR1M + 6.656%), 02/16/2035	15,788	0.0
4,604,915 (3)(6)	Ginnie Mae 2007- 35 KY, 1.938%, (-1.000*TSFR1M + 6.336%), 06/16/2037	368,048	0.0
153,102 (3)	Ginnie Mae 2007- 8 SP, 7.507%, (-1.000*TSFR1M + 21.677%), 03/20/2037	172,696	0.0
890,015 (3)(6)	Ginnie Mae 2008- 35 SN, 1.915%, (-1.000*TSFR1M + 6.286%), 04/20/2038	58,039	0.0
425,293 (3)(6)	Ginnie Mae 2008- 40 PS, 1.988%, (-1.000*TSFR1M + 6.386%), 05/16/2038	23,162	0.0
3,976,578 (3)(6)	Ginnie Mae 2009- 106 SU, 1.715%, (-1.000*TSFR1M + 6.086%), 05/20/2037	294,971	0.0
1,345,898 (3)(6)	Ginnie Mae 2009- 25 KS, 1.715%, (-1.000*TSFR1M + 6.086%), 04/20/2039	103,000	0.0

See Accompanying Notes to Financial Statements

70

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
660,154	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	$657,645	0.1
717,462	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	706,275	0.1
2,812,938	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,903,963	0.3
516,724 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	30,177	0.0
640,298 (3)(6)	Ginnie Mae 2010- 116 NS, 2.138%, (-1.000*TSFR1M + 6.536%), 09/16/2040	41,480	0.0
2,429,002 (3)(6)	Ginnie Mae 2010- 116 SK, 2.135%, (-1.000*TSFR1M + 6.506%), 08/20/2040	181,682	0.0
947,562 (3)(6)	Ginnie Mae 2010- 149 HS, 1.588%, (-1.000*TSFR1M + 5.986%), 05/16/2040	9,464	0.0
658,010 (3)(6)	Ginnie Mae 2010- 4 SP, 1.988%, (-1.000*TSFR1M + 6.386%), 01/16/2039	16,292	0.0
157,984 (6)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	4,707	0.0
885,100 (3)(6)	Ginnie Mae 2010- 68 MS, 1.365%, (-1.000*TSFR1M + 5.736%), 06/20/2040	69,797	0.0
2,077,503 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	427,876	0.1
73,618 (6)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	512	0.0
2,089,678 (3)(6)	Ginnie Mae 2011- 80 KS, 2.185%, (-1.000*TSFR1M + 6.556%), 06/20/2041	195,887	0.0
31,634 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	1,603	0.0
3,966,933 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	581,718	0.1
3,997,541 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	830,104	0.1
297,753	Ginnie Mae 2013- 26 GU, 1.500%, 04/20/2042	272,438	0.0
308,137	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	274,298	0.0
137,893	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	120,247	0.0
104,700	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	90,990	0.0
3,154,828	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,962,445	0.3
3,504,369 (3)(6)	Ginnie Mae 2014- 3 SU, 1.565%, (-1.000*TSFR1M + 5.936%), 07/20/2039	255,009	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,486,364 (3)(6)	Ginnie Mae 2014- 55 MS, 1.688%, (-1.000*TSFR1M + 6.086%), 04/16/2044	$356,495	0.0
3,121,472 (3)(6)	Ginnie Mae 2014- 56 SP, 1.688%, (-1.000*TSFR1M + 6.086%), 12/16/2039	195,253	0.0
3,908,520 (3)(6)	Ginnie Mae 2014- 58 CS, 1.088%, (-1.000*TSFR1M + 5.486%), 04/16/2044	185,894	0.0
4,966,354 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	858,972	0.1
1,975,561 (3)(6)	Ginnie Mae 2014- 99 S, 1.115%, (-1.000*TSFR1M + 5.486%), 06/20/2044	159,326	0.0
984,637	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	883,686	0.1
1,157,246	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,038,344	0.1
4,644,307 (3)(6)	Ginnie Mae 2020- 7 SE, 1.565%, (-1.000*TSFR1M + 5.936%), 06/20/2049	478,616	0.1
23,109,161 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,832,257	0.4
10,546,509 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,255,219	0.1
10,475,701 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,544,696	0.2
15,734,041 (3)(6)	Ginnie Mae 2022- 45 SP, 1.195%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,253,435	0.1
139,583 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	129,246	0.0
806,794 (1)(3)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	805,225	0.1
995	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	995	0.0
29,864 (3)	HarborView Mortgage Loan Trust 2005- 2 2A1A, 4.921%, (TSFR1M + 0.554%), 05/19/2035	28,811	0.0
57,872 (3)	HomeBanc Mortgage Trust 2004-1 2A, 5.313%, (TSFR1M + 0.974%), 08/25/2029	56,048	0.0
3,283 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.742%, 02/25/2035	3,079	0.0

See Accompanying Notes to Financial Statements

71

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
26,126 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 6.082%, 07/25/2035	$26,258	0.0
1,650,879 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.573%, 06/25/2048	1,435,303	0.2
1,702,878 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.492%, 03/25/2051	1,446,089	0.2
6,416,960 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.167%, (-1.000*TSFR1M + 6.506%), 01/25/2037	613,709	0.1
21,196 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 6.420%, 05/25/2033	20,461	0.0
7,601 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.953%, (TSFR1M + 0.614%), 11/25/2035	7,213	0.0
9,412 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	9,254	0.0
899,647,248 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,109,274	0.5
265,837	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	230,484	0.0
754	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	746	0.0
1,301,008	Seasoned Credit Risk Transfer Trust 2017- 4 M45T, 4.500%, 06/25/2057	1,241,565	0.1
584,152	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	498,320	0.1
767,862	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	651,845	0.1
613,348	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	514,321	0.1
619,394	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	525,130	0.1
781,815	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	660,597	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
163,249	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	$138,894	0.0
15,942 (3)	Sequoia Mortgage Trust 2003-4 2A1, 5.185%, (TSFR1M + 0.814%), 07/20/2033	15,651	0.0
7,840 (3)	Sequoia Mortgage Trust 2005-4 2A1, 7.414%, 04/20/2035	7,830	0.0
489,146 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.756%, 05/25/2045	416,037	0.1
73,035 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	67,146	0.0
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	596,122	0.1
374,203 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.703%, 04/25/2035	338,191	0.0
22,076 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005- 17 3A1, 4.943%, 08/25/2035	18,914	0.0
40,084 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.981%, (TSFR1M + 0.614%), 07/19/2035	39,362	0.0
90,183 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 5.252%, 10/25/2046	84,417	0.0
9,664 (3)	WaMu Mortgage Pass- Through Certificates 2002-AR9 1A, 6.225%, (12MTA + 1.400%), 08/25/2042	9,233	0.0
14,438 (3)	WaMu Mortgage Pass- Through Certificates 2005-AR1 A1A, 5.093%, (TSFR1M + 0.754%), 01/25/2045	14,117	0.0
26,471,083 (3)(6)	WaMu Mortgage Pass- Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	28,647	0.0
362,370 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 1A1, 4.823%, 10/25/2036	327,806	0.0
348,200 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 2A3, 4.186%, 10/25/2036	313,749	0.0

See Accompanying Notes to Financial Statements

72

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
566,869 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR16 2A1, 4.541%, 12/25/2036	$498,710	0.1
169,119 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR7 3A, 5.873%, (12MTA + 1.048%), 07/25/2046	149,412	0.0
615,936 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR13 A1C3, 5.433%, (TSFR1M + 1.094%), 10/25/2045	590,915	0.1
1,090,987 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 4.653%, (TSFR1M + 0.314%), 12/25/2036	524,982	0.1
116,409	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	104,539	0.0
629,242 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.883%, (TSFR1M + 0.544%), 06/25/2037	539,657	0.1
38,054 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.099%, 05/25/2035	38,667	0.0
116,983 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.153%, 04/25/2036	113,171	0.0
491,388 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.755%, 08/20/2045	442,576	0.1

	Total Collateralized Mortgage Obligations (Cost $163,130,028)	136,628,252	15.0

ASSET-BACKED SECURITIES: 10.7%
	Home Equity Asset-Backed Securities: 0.1%
946,839 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	739,302	0.1
37,190 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.664%, (TSFR1M + 0.994%), 08/25/2033	34,067	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
416,530 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$415,761	0.0
		1,189,130	0.1

	Other Asset-Backed Securities: 9.2%
2,334,950 (1)(3)(6)(7)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
3,170,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.006%, (TSFR3M + 1.350%), 04/15/2035	3,176,213	0.4
1,604,581 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.862%, (TSFR1M + 1.464%), 11/15/2036	1,606,680	0.2
314,661 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.442%, 10/25/2036	313,631	0.0
1,950,000 (1)(3)	Benefit Street Partners CLO XVIII Ltd. 2019- 18A A2R, 6.368%, (TSFR3M + 1.712%), 10/15/2034	1,950,987	0.2
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.049%, (TSFR3M + 1.432%), 07/20/2034	3,494,045	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.879%, (TSFR3M + 2.262%), 07/20/2034	3,003,909	0.3
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 7.409%, (TSFR3M + 2.762%), 07/16/2032	1,748,271	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.359%, (TSFR3M + 1.712%), 10/17/2034	3,003,462	0.3
26,754 (3)	Chase Funding Trust Series 2002-4 2A1, 5.193%, (TSFR1M + 0.854%), 10/25/2032	26,291	0.0
82,382 (3)	Chase Funding Trust Series 2003-5 2A2, 5.053%, (TSFR1M + 0.714%), 07/25/2033	81,579	0.0
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 5.811%, (TSFR3M + 1.290%), 08/20/2034	6,766,301	0.7
1,614,252 (1)(3)	FS Rialto 2021-FL3 A, 5.762%, (TSFR1M + 1.364%), 11/16/2036	1,612,408	0.2

See Accompanying Notes to Financial Statements

73

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
92,398 (3)	GSAMP Trust 2007-FM1 A2A, 4.523%, (TSFR1M + 0.184%), 12/25/2036	$45,223	0.0
660,193 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	614,407	0.1
391,333 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.298%, (SOFR30A + 1.700%), 04/20/2037	392,399	0.0
400,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	396,298	0.0
10,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.129%, (TSFR3M + 1.512%), 01/20/2031	10,009,360	1.1
54,730 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 5.013%, (TSFR1M + 0.674%), 10/25/2034	53,148	0.0
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.940%, (TSFR1M + 1.564%), 10/16/2036	3,495,004	0.4
305,279 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	273,994	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A AR3, 6.032%, (TSFR3M + 1.400%), 07/22/2038	2,362,457	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 6.017%, (TSFR3M + 1.400%), 07/20/2037	1,452,807	0.2
4,000,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.229%, (TSFR3M + 1.612%), 07/19/2030	4,002,156	0.4
2,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 6.318%, (TSFR3M + 1.662%), 01/15/2035	2,003,320	0.2
39,744 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.411%, 01/25/2036	39,488	0.0
49,374 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 4.613%, (TSFR1M + 0.274%), 11/25/2036	13,802	0.0
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.187%, (TSFR3M + 2.562%), 04/25/2034	2,605,660	0.3
1,663,194 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,568,819	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,000,000 (1)(3)	TCW CLO Ltd. 2020-1A CRR, 6.929%, (TSFR3M + 2.312%), 04/20/2034	$6,014,154	0.7
7,100,000 (1)(3)	TCW CLO Ltd. 2023-1A C, 8.117%, (TSFR3M + 3.500%), 04/28/2036	7,159,825	0.8
7,000,000 (1)(3)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.418%, (TSFR3M + 2.762%), 04/15/2035	7,014,000	0.8
7,000,000 (1)(3)	Trinitas Clo VII Ltd. 2017-7A A1R, 6.087%, (TSFR3M + 1.462%), 01/25/2035	7,004,991	0.8
47,295	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	47,146	0.0
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	401,769	0.0
		83,754,004	9.2
	Student Loan Asset-Backed Securities: 1.4%
307,620 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	281,114	0.1
256,996 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	222,407	0.0
221,302 (1)	Commonbond Student Loan Trust-GS 2018-AGS A1, 3.210%, 02/25/2044	204,445	0.0
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,363,842	0.2
440,157 (1)	SMB Private Education Loan Trust 2024-F A1A, 5.060%, 03/16/2054	436,598	0.1
2,200,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	2,052,658	0.2
2,100,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,958,330	0.2
5,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,683,418	0.5

See Accompanying Notes to Financial Statements

74

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
	(continued)
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	$930,993	0.1
		12,133,805	1.4
	Total Asset-Backed Securities (Cost $98,103,307)	97,076,939	10.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
11,570,491 (3)(6)	BANK 2019-BN16 XA, 0.935%, 02/15/2052	314,458	0.0
22,800,000 (1)(3)(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	49,387	0.0
1,000,000	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	989,787	0.1
18,305,178 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.014%, 03/15/2052	628,210	0.1
1,700,000 (1)(3)	BIG Commercial Mortgage Trust 2022-BIG B, 6.138%, (TSFR1M + 1.741%), 02/15/2039	1,697,806	0.2
479,139 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 C, 6.288%, (TSFR1M + 1.891%), 03/15/2041	479,827	0.1
1,348,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.434%, 05/25/2052	1,066,720	0.1
1,400,000	BMO Mortgage Trust 2024-5C6 A3, 5.316%, 09/15/2057	1,405,439	0.2
350,000 (1)(3)	BX 2021-MFM1 D, 6.011%, (TSFR1M + 1.614%), 01/15/2034	349,213	0.0
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 6.682%, (TSFR1M + 2.285%), 10/15/2036	2,906,811	0.3
987,006 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 5.938%, (TSFR1M + 1.541%), 05/15/2034	989,070	0.1
805,797 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 6.038%, (TSFR1M + 1.641%), 05/15/2041	810,755	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-SLCT B, 6.239%, (TSFR1M + 1.793%), 01/15/2042	$5,009,387	0.6
2,261,597 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 6.338%, (TSFR1M + 1.941%), 03/15/2041	2,264,940	0.2
1,000,000 (1)(3)	BX Trust 2023-DELC A, 7.087%, (TSFR1M + 2.690%), 05/15/2038	1,009,355	0.1
1,500,000 (1)(3)	BX Trust 2024-BIO B, 6.338%, (TSFR1M + 1.941%), 02/15/2041	1,503,550	0.2
15,901,548 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.342%, 08/10/2049	183,480	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,454,677	0.2
45,793,802 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.664%, 06/10/2051	935,091	0.1
1,000,000 (3)	Citigroup Commercial Mortgage Trust 2020-GC46 B, 3.150%, 02/15/2053	830,659	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 5.852%, 10/12/2040	1,642,510	0.2
65,166,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.401%, 10/15/2045	472,281	0.1
1,500,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.338%, 10/10/2048	1,447,929	0.2
57,683,352 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.624%, 02/10/2049	198,549	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,411,885	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	759,436	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	759,959	0.1
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 4.877%, 11/15/2051	461,701	0.1
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 7.093%, (TSFR1M + 2.600%), 12/15/2039	2,012,075	0.2

See Accompanying Notes to Financial Statements

75

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,074,486	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	$1,272,552	0.1
2,598,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,890,167	0.2
1,756,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,696,807	0.2
1,755,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,681,256	0.2
2,164,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	2,152,609	0.2
2,631,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	2,613,564	0.3
1,140,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.000%, 09/27/2051	1,093,254	0.1
1,817,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,250,802	0.1
2,163,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	2,150,189	0.2
2,140,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	2,011,933	0.2
7,873,434 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.594%, 06/10/2047	60,781	0.0
36,387,447 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.569%, 12/15/2049	283,813	0.0
1,313,489 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.784%, 10/15/2048	668	0.0
1,500,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 5.692%, (TSFR1M + 1.295%), 05/15/2039	1,468,087	0.2
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 5.989%, (TSFR1M + 1.592%), 05/15/2041	1,251,016	0.1
2,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 6.103%, (TSFR1M + 1.737%), 03/19/2039	2,013,001	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,605,835 (1)(3)	PFP Ltd. 2023-10 A, 6.747%, (TSFR1M + 2.365%), 09/16/2038	$1,613,185	0.2
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.369%, 11/08/2049	1,039,351	0.1
530,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	444,725	0.0
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 6.347%, (TSFR1M + 1.950%), 10/15/2041	1,009,032	0.1
2,370,000 (1)(3)	SMRT 2022-MINI D, 6.348%, (TSFR1M + 1.950%), 01/15/2039	2,337,405	0.3
1,133,290	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	1,123,829	0.1
24,437,363 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.503%, 04/15/2054	1,574,714	0.2
	Total Commercial Mortgage-Backed Securities (Cost $64,632,892)	66,077,687	7.3
U.S. TREASURY OBLIGATIONS: 3.9%
	United States Treasury Bonds: 0.5%
1,137,200 (2)	4.250%, 08/15/2054	1,038,758	0.1
3,541,100 (2)	4.625%, 11/15/2044	3,434,316	0.4
		4,473,074	0.5
	United States Treasury Notes: 3.4%
70,000	3.875%, 08/15/2034	66,210	0.0
4,840,000	4.000%, 12/15/2027	4,802,967	0.5
2,471,500	4.125%, 11/30/2029	2,443,807	0.3
637,400	4.125%, 11/30/2031	623,941	0.1
72,700	4.250%, 11/30/2026	72,691	0.0
433,300	4.250%, 12/31/2026	433,353	0.0
11,871,200	4.250%, 11/15/2034	11,562,723	1.3
188,300	4.375%, 05/15/2034	185,464	0.0
10,702,800	4.500%, 12/31/2031	10,712,546	1.2
		30,903,702	3.4
	Total U.S. Treasury Obligations (Cost $35,836,450)	35,376,776	3.9
SOVEREIGN BONDS: 0.9%
BRL60,932 (9)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	8,539,095	0.9
	Total Sovereign Bonds (Cost $9,149,393)	8,539,095	0.9

See Accompanying Notes to Financial Statements

76

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	$518,851	0.1
185,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	200,210	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	349,764	0.1
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	206,536	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	322,550	0.0
		1,597,911	0.2
	Total Municipal Bonds (Cost $1,485,000)	1,597,911	0.2

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 17.5%
	Affiliated Investment Companies: 17.5%
7,475,093	Voya VACS Series EMHCD Fund	75,274,187	8.3
2,668,081	Voya VACS Series HYB Fund	27,347,830	3.0
5,328,383	Voya VACS Series SC Fund	55,841,453	6.2
		158,463,470	17.5
	Total Mutual Funds (Cost $155,143,271)	158,463,470	17.5
	Total Long-Term
	Investments (Cost $924,096,947)	882,119,176	97.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreements: 1.4%
2,596,892 (10)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,597,547, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $2,648,830, due 10/01/27-11/01/54)	$2,596,892	0.3
3,594,836 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $3,595,742, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $3,666,733, due 10/01/29-02/01/57)	3,594,836	0.4
152,555 (10)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $152,592, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $155,606, due 03/27/25-01/01/55)	152,555	0.0
3,194,436 (10)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $3,195,246, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $3,258,325, due 11/01/51-12/01/54)	3,194,436	0.3

See Accompanying Notes to Financial Statements

77

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,594,836 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $3,595,770, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $3,657,126, due 01/15/26-02/15/53)	$3,594,836	0.4
	Total Repurchase Agreements (Cost $13,133,555)	13,133,555	1.4

	Time Deposits: 0.2%
320,000 (10)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	320,000	0.0
340,000 (10)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	340,000	0.0
360,000 (10)	Mizuho Bank Ltd., 4.330%, 01/02/2025	360,000	0.1
340,000 (10)	Royal Bank of Canada, 4.330%, 01/02/2025	340,000	0.0
350,000 (10)	Societe Generale S.A., 4.330%, 01/02/2025	350,000	0.0
350,000 (10)	Toronto-Dominion Bank, 4.350%, 01/02/2025	350,000	0.1
	Total Time Deposits (Cost $2,060,000)	2,060,000	0.2

	Commercial Paper: 2.4%
400,000	Autozone, Inc., 4.550%, 01/02/2025	399,900	0.0
5,000,000	Enbridge (US) Inc., 4.730%, 01/21/2025	4,986,464	0.6
3,500,000	Exelon Corp., 4.550%, 01/02/2025	3,499,130	0.4
5,000,000	Keurig Dr. Pepper, Inc., 4.550%, 01/03/2025	4,998,136	0.6
7,000,000	Sherwin Williams, 4.550%, 01/21/2025	6,981,760	0.8
	Total Commercial Paper (Cost $20,867,060)	20,865,390	2.4

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.0%
8,930,000 (11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $8,930,000)	$8,930,000	1.0

	Total Short-Term Investments (Cost $44,990,615)	$44,988,945	5.0
	Total Investments in Securities (Cost $969,087,562)	$927,108,121	102.1
	Liabilities in Excess of Other Assets	(18,851,571)	(2.1)
	Net Assets	$908,256,550	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Security, or a portion of the security, is on loan.

(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.

(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)	Represents or includes a TBA transaction.

(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.

(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)	Rate shown is the 7-day yield as of December 31, 2024.

Currency Abbreviations:

BRL	Brazilian Real

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

78

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$202,815,418	$—	$202,815,418
U.S. Government Agency Obligations	—	175,543,628	—	175,543,628
Mutual Funds	158,463,470	—	—	158,463,470
Collateralized Mortgage Obligations	—	136,628,252	—	136,628,252
Asset-Backed Securities	—	97,076,939	—	97,076,939
Commercial Mortgage-Backed Securities	—	66,077,687	—	66,077,687
U.S. Treasury Obligations	—	35,376,776	—	35,376,776
Sovereign Bonds	—	8,539,095	—	8,539,095
Municipal Bonds	—	1,597,911	—	1,597,911
Short-Term Investments	8,930,000	36,058,945	—	44,988,945
Total Investments, at fair value	$167,393,470	$759,714,651	$—	$927,108,121
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	124,354	—	124,354
Forward Foreign Currency Contracts	—	698,733	—	698,733
Forward Premium Swaptions	—	1,510,429	—	1,510,429
Futures	1,404,874	—	—	1,404,874
Total Assets	$168,798,344	$762,048,167	$—	$930,846,511
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(551,872)	$—	$(551,872)
Centrally Cleared Interest Rate Swaps	—	(848,042)	—	(848,042)
Forward Premium Swaptions	—	(450,485)	—	(450,485)
Futures	(3,578,656)	—	—	(3,578,656)
Total Liabilities	$(3,578,656)	$(1,850,399)	$—	$(5,429,055)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya VACS Series EMCD Fund	$50,025,107	$1,786,695	$(57,637,248)	$5,825,446	$—	$2,101,345	$(4,616,046)	$—
Voya VACS Series EMHCD Fund	95,931,889	9,234,402	(26,168,223)	(3,723,881)	75,274,187	6,023,821	1,831,777	3,234,093
Voya VACS Series HYB Fund	71,503,754	4,180,412	(46,827,738)	(1,508,598)	27,347,830	4,180,231	1,172,248	—
Voya VACS Series SC Fund	121,814,000	—	(65,791,440)	(181,107)	55,841,453	5,046,587	3,208,544	—
	$339,274,750	$15,201,509	$(196,424,649)	$411,860	$158,463,470	$17,351,984	$1,596,523	$3,234,093

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

79

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	9,789,059	BRL	60,932,000	Goldman Sachs International	01/05/26	$698,733
						$698,733

At December 31, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,325	03/31/25	$272,432,422	$87,291
U.S. Treasury 10-Year Note	6	03/20/25	652,500	(14,356)
U.S. Treasury Long Bond	351	03/20/25	39,959,156	(986,403)
U.S. Treasury Ultra Long Bond	653	03/20/25	77,645,781	(2,577,897)
			$390,689,859	$(3,491,365)
Short Contracts:
U.S. Treasury 5-Year Note	(611)	03/31/25	(64,952,164)	269,236
U.S. Treasury Ultra 10-Year Note	(648)	03/20/25	(72,130,500)	1,048,347
			$(137,082,664)	$1,317,583

At December 31, 2024, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices -Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index Series 42, Version 1	Buy	(5.000)	06/20/29	USD	50,000,000	$(3,986,637)	$(551,872)
						$(3,986,637)	$(551,872)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.855%	Annual	11/29/44	USD	2,504,000	$39,582	$39,582
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	4,846,800	84,772	84,772
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	116,682,600	(639,024)	(639,024)
Receive	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	07/22/26	USD	122,253,000	(209,018)	(209,018)
								$(723,688)	$(723,688)

See Accompanying Notes to Financial Statements

80

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	5,217,000	$—	$94,295
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	12,116,950	(508,912)	(104,394)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	(2,184,788)	340,402
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	540,719
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	452,020
								$(9,898,990)	$1,323,042

At December 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Call on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Pay	1-day Secured Overnight Financing Rate	09/19/28	USD	26,083,000	$203,610	$82,993
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	5,217,000	94,428	(135,712)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	12,116,950	508,912	(101,896)
Put on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Receive	1-day Secured Overnight Financing Rate	09/19/28	USD	26,083,000	203,610	(108,483)
								$1,010,560	$(263,098)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

BRL	— Brazilian Real
USD	— United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$698,733
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,510,429
Interest rate contracts	Variation margin receivable on futures contracts*	1,404,874
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	124,354
Total Asset Derivatives		$3,738,390

Liability Derivatives
Interest rate contracts	Unrealized depreciation on forward premium swaptions	$450,485
Interest rate contracts	Variation margin payable on futures contracts*	3,578,656
Credit contracts	Variation margin payable on centrally cleared swaps*	551,872
Interest rate contracts	Variation margin payable on centrally cleared swaps*	848,042
Total Liability Derivatives		$5,429,055

See Accompanying Notes to Financial Statements

81

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(1,316,612)	$—	$(1,316,612)
Equity contracts	—	—	608,842	—	—	608,841
Foreign exchange contracts	(297,565)	35,900	—	(465,798)	—	(727,463)
Interest rate contracts	(1,348,490)	—	8,441,434	(2,898,844)	3,078,267	7,272,367
Total	$(1,646,055)	$35,900	$9,050,276	$(4,681,254)	$3,078,267	$5,837,133

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(397,123)	$—	$(397,123)
Foreign exchange contracts	278,013	688,938	—	—	—	966,951
Interest rate contracts	1,798,706	—	(9,680,052)	(497,967)	(37,379)	(8,416,692)
Total	$2,076,719	$688,938	$(9,680,052)	$(895,090)	$(37,379)	$(7,846,864)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

			Goldman	JPMorgan
	Bank of	Barclays Bank	Sachs	Chase Bank
	America N.A.	PLC	International	N.A.	Total
Assets:
Forward foreign currency contracts	$—	$—	$698,733	$—	$698,733
Forward premium swaptions	82,993	1,427,436	—	—	1,510,429
Total Assets	$82,993	$1,427,436	$698,733	$—	$2,209,162
Liabilities:
Forward premium swaptions	$108,483	$135,712	$—	$206,290	$450,485
Total Liabilities	$108,483	$135,712	$—	$206,290	$450,485
Net OTC derivative instruments by counterparty, at fair value	$(25,490)	$1,291,724	$698,733	$(206,290)	$1,758,677
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$(1,291,724)	$(510,000)	$—	$(1,801,724)
Net Exposure(1)(2)	$(25,490)	$—	$188,733	$(206,290)	$(43,047)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At December 31, 2024, the Portfolio had received $1,510,000 and $510,000 in cash collateral from Barclays Bank PLC and Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

82

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $978,170,931.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,548,280
Gross Unrealized Depreciation	(56,299,674)
Net Unrealized Depreciation	$(52,751,394)

See Accompanying Notes to Financial Statements

83

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.1%
	Communication Services: 3.0%
64,023 (1)	Grindr, Inc.	$1,142,170	0.4
112,127 (1)	Magnite, Inc.	1,785,062	0.6
302,148 (1)	Vimeo, Inc.	1,933,747	0.6
42,644 (1)	Yelp, Inc.	1,650,323	0.6
150,097 (1)	ZipRecruiter, Inc. - Class A	1,086,702	0.4
117,797 (1)	ZoomInfo Technologies, Inc.	1,238,047	0.4
		8,836,051	3.0
	Consumer Discretionary: 5.6%
112,699	Arko Corp.	742,686	0.3
37,696	Atmus Filtration Technologies, Inc.	1,476,929	0.5
385,761 (1)	GrowGeneration Corp.	651,936	0.2
38,507	H&R Block, Inc.	2,034,710	0.7
63,077	International Game Technology PLC	1,113,940	0.4
9,182	Monarch Casino & Resort, Inc.	724,460	0.2
45,648	Red Rock Resorts, Inc. - Class A	2,110,763	0.7
93,740 (1)	Sonos, Inc.	1,409,850	0.5
61,928	Steven Madden Ltd.	2,633,179	0.9
62,561 (1)	Tri Pointe Homes, Inc.	2,268,462	0.8
154,819 (1)	Udemy, Inc.	1,274,160	0.4
		16,441,075	5.6
	Consumer Staples: 0.4%
83,963	Dole PLC	1,136,859	0.4

	Energy: 3.1%
368,448 (1)	Clean Energy Fuels Corp.	924,804	0.3
94,429	Excelerate Energy, Inc. - Class A	2,856,477	1.0
49,661 (2)	HighPeak Energy, Inc.	730,017	0.3
119,873	Murphy Oil Corp.	3,627,357	1.2
89,004	SFL Corp. Ltd.	909,621	0.3
		9,048,276	3.1
	Financials: 21.0%
72,140	Arrow Financial Corp.	2,071,139	0.7
135,129	BCB Bancorp, Inc.	1,599,927	0.6
64,948	Berkshire Hills Bancorp, Inc.	1,846,472	0.6
202,548	BGC Group, Inc. - Class A	1,835,085	0.6
103,975 (2)	Blackstone Mortgage Trust, Inc. - Class A	1,810,205	0.6
41,039	Bread Financial Holdings, Inc.	2,505,841	0.9
25,946	CNO Financial Group, Inc.	965,451	0.3
93,076	ConnectOne Bancorp, Inc.	2,132,371	0.7
160,010	Eastern Bankshares, Inc.	2,760,172	1.0
105,972	Farmers National Banc Corp.	1,506,922	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
225,149	First BanCorp/Puerto Rico	$4,185,520	1.4
117,750	Fulton Financial Corp.	2,270,220	0.8
223,950 (1)	Genworth Financial, Inc. - Class A	1,565,410	0.5
63,674	Hancock Whitney Corp.	3,484,241	1.2
58,736	Hilltop Holdings, Inc.	1,681,612	0.6
69,748	KKR Real Estate Finance Trust, Inc.	704,455	0.3
165,450	Ladder Capital Corp.	1,851,385	0.6
311,212 (1)	Marqeta, Inc. - Class A	1,179,493	0.4
91,925	MFA Financial, Inc.	936,716	0.3
18,412	NBT Bancorp, Inc.	879,357	0.3
36,988	Origin Bancorp, Inc.	1,231,331	0.4
61,563 (1)	Oscar Health, Inc. - Class A	827,407	0.3
81,181	Pacific Premier Bancorp, Inc.	2,023,030	0.7
112,384 (1)	Pagseguro Digital Ltd. - Class A	703,524	0.2
163,969 (1)	Payoneer Global, Inc.	1,646,249	0.6
137,839 (1)	ProAssurance Corp.	2,193,018	0.8
267,605	Redwood Trust, Inc.	1,747,461	0.6
44,416	Renasant Corp.	1,587,872	0.6
66,971	Simmons First National Corp. - Class A	1,485,417	0.5
87,546 (1)(2)	StoneCo Ltd. - Class A	697,742	0.2
59,918	United Community Banks, Inc.	1,935,951	0.7
179,595	Valley National Bancorp	1,627,131	0.6
54,081	Victory Capital Holdings, Inc. - Class A	3,540,142	1.2
141,956	WisdomTree, Inc.	1,490,538	0.5
59,355	XP, Inc. - Class A	703,357	0.2
		61,212,164	21.0
	Health Care: 13.9%
115,049 (1)	ADMA Biologics, Inc.	1,973,090	0.7
94,277 (1)	Alignment Healthcare, Inc.	1,060,616	0.4
202,633 (1)	Amicus Therapeutics, Inc.	1,908,803	0.7
94,594 (1)	Avanos Medical, Inc.	1,505,936	0.5
235,105 (1)	BioCryst Pharmaceuticals, Inc.	1,767,990	0.6
29,868	Bio-Techne Corp.	2,151,392	0.7
69,885 (1)	BrightSpring Health Services, Inc.	1,190,142	0.4
38,884	Bruker Corp.	2,279,380	0.8
714,311 (1)	Cerus Corp.	1,100,039	0.4
48,470 (1)	Fortrea Holdings, Inc.	903,966	0.3
53,673 (1)	Guardant Health, Inc.	1,639,710	0.6
34,511 (1)	Halozyme Therapeutics, Inc.	1,649,971	0.6
14,817 (1)	HealthEquity, Inc.	1,421,691	0.5
89,105 (1)	Hims & Hers Health, Inc.	2,154,559	0.7
12,372	LeMaitre Vascular, Inc.	1,139,956	0.4

See Accompanying Notes to Financial Statements

84

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
182,908 (1)	MannKind Corp.	$1,176,098	0.4
131,989 (1)	Maravai LifeSciences Holdings, Inc. - Class A	719,340	0.2
485,958 (1)(2)	OPKO Health, Inc.	714,358	0.2
78,138 (1)	Option Care Health, Inc.	1,812,802	0.6
40,902 (1)	Orthofix Medical, Inc.	714,149	0.2
59,765 (1)	Phreesia, Inc.	1,503,687	0.5
56,258 (1)	Privia Health Group, Inc.	1,099,844	0.4
44,754 (1)	PTC Therapeutics, Inc.	2,020,196	0.7
15,938	QIAGEN N.V.	709,719	0.2
25,609 (1)	Rhythm Pharmaceuticals, Inc.	1,433,592	0.5
43,455 (1)	Rigel Pharmaceuticals, Inc.	730,913	0.3
43,948 (1)(2)	Surgery Partners, Inc.	930,379	0.3
29,090 (1)	Tandem Diabetes Care, Inc.	1,047,822	0.4
81,843 (1)	Teladoc Health, Inc.	743,953	0.3
74,305 (1)	Travere Therapeutics, Inc.	1,294,393	0.4
		40,498,486	13.9

	Industrials: 19.8%
14,834	Albany International Corp. - Class A	1,186,275	0.4
34,770	Allison Transmission Holdings, Inc.	3,757,246	1.3
27,389	Apogee Enterprises,Inc.	1,955,849	0.7
24,826	Armstrong World Industries, Inc.	3,508,659	1.2
24,396 (1)	ASGN, Inc.	2,033,163	0.7
26,848	Cadre Holdings, Inc.	867,190	0.3
24,281	Columbus McKinnon Corp.	904,224	0.3
120,463 (1)	CoreCivic, Inc.	2,618,866	0.9
53,549	Enerpac Tool Group Corp.	2,200,328	0.8
29,752	Federal Signal Corp.	2,748,787	0.9
51,695	First Advantage Corp.	968,247	0.3
22,447	Flowserve Corp.	1,291,151	0.4
104,967 (1)	GEO Group, Inc.	2,936,977	1.0
23,186	Insperity, Inc.	1,797,147	0.6
60,428	Kennametal, Inc.	1,451,481	0.5
169,079 (1)	Legalzoom.com, Inc.	1,269,783	0.4
9,932	Lincoln Electric Holdings, Inc.	1,861,952	0.6
218,254 (1)	Manitowoc Co., Inc.	1,992,659	0.7
56,228	Marten Transport Ltd.	877,719	0.3
177,703	Mueller Water Products, Inc. - Class A	3,998,318	1.4
134,871 (1)	NOW, Inc.	1,754,672	0.6
57,543	nVent Electric PLC	3,922,131	1.4
24,838	Pentair PLC	2,499,696	0.9
41,051 (1)	Resideo Technologies, Inc.	946,226	0.3
84,674	REV Group, Inc.	2,698,560	0.9
86,777	Shyft Group, Inc.	1,018,762	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
70,324 (1)(2)	Titan Machinery, Inc.	$993,678	0.3
18,254	Watts Water Technologies, Inc. - Class A	3,711,038	1.3
		57,770,784	19.8

	Information Technology: 18.5%
351,249 (1)	8x8, Inc.	937,835	0.3
107,143	A10 Networks, Inc.	1,971,431	0.7
59,991 (1)	ACI Worldwide, Inc.	3,114,133	1.1
170,849 (1)	AvePoint, Inc.	2,820,717	1.0
109,862 (1)	Box, Inc. - Class A	3,471,639	1.2
33,526 (2)	Clear Secure, Inc. - Class A	893,133	0.3
82,226 (1)	Clearwater Analytics Holdings, Inc. - Class A	2,262,859	0.8
77,951 (1)	Cohu, Inc.	2,081,292	0.7
31,182	CSG Systems International, Inc.	1,593,712	0.5
40,282	CTS Corp.	2,124,070	0.7
56,169 (1)	Dropbox, Inc. - Class A	1,687,317	0.6
94,467 (1)	ExlService Holdings, Inc.	4,192,445	1.4
35,375 (1)	Intapp, Inc.	2,267,184	0.8
80,167 (1)	Knowles Corp.	1,597,728	0.6
5,586	Littelfuse, Inc.	1,316,341	0.5
65,980 (1)	MaxLinear, Inc.	1,305,084	0.4
54,401 (1)	PagerDuty, Inc.	993,362	0.3
58,423 (1)	Photronics, Inc.	1,376,446	0.5
31,625 (1)	Pure Storage, Inc. - Class A	1,942,724	0.7
38,724 (1)	Rambus, Inc.	2,046,951	0.7
396,209 (1)	Sabre Corp.	1,446,163	0.5
33,793	Sapiens International Corp. NV	908,018	0.3
213,828 (1)	Sprinklr, Inc. - Class A	1,806,847	0.6
10,651	Universal Display Corp.	1,557,176	0.5
61,577 (1)	Verint Systems, Inc.	1,690,289	0.6
43,529 (1)	Vertex, Inc. - Class A	2,322,272	0.8
282,442 (1)	Viavi Solutions, Inc.	2,852,664	1.0
186,860 (1)	Yext, Inc.	1,188,429	0.4
		53,768,261	18.5
	Materials: 3.1%
8,771	Balchem Corp.	1,429,629	0.5
77,599 (1)	Cleveland-Cliffs, Inc.	729,431	0.2
139,142	Element Solutions, Inc.	3,538,381	1.2
9,873	Innospec, Inc.	1,086,622	0.4
129,886 (1)	Rayonier Advanced Materials, Inc.	1,071,560	0.4
117,774	Tronox Holdings PLC	1,185,984	0.4
		9,041,607	3.1
	Real Estate: 7.4%
164,971	Acadia Realty Trust	3,985,699	1.4
219,870 (1)	Apartment Investment and Management Co. - Class A	1,998,618	0.7

See Accompanying Notes to Financial Statements

85

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
44,982	Broadstone Net Lease, Inc.	$713,414	0.2
26,497	CareTrust REIT, Inc.	716,744	0.2
202,612	DiamondRock Hospitality Co.	1,829,586	0.6
49,783 (2)	Essential Properties Realty Trust, Inc.	1,557,212	0.5
28,083	First Industrial Realty Trust, Inc.	1,407,801	0.5
67,388	Gladstone Land Corp.	731,160	0.3
432,734 (2)	Hudson Pacific Properties, Inc.	1,311,184	0.4
59,267	Kimco Realty Corp.	1,388,626	0.5
192,227 (2)	Medical Properties Trust, Inc.	759,297	0.3
38,267	National Storage Affiliates Trust	1,450,702	0.5
72,762 (2)	Peakstone Realty Trust	805,475	0.3
39,836	Plymouth Industrial REIT, Inc.	709,081	0.2
42,127	Sabra Health Care REIT, Inc.	729,640	0.3
203,941	Summit Hotel Properties, Inc.	1,396,996	0.5
		21,491,235	7.4
	Utilities: 2.3%
61,823	Avista Corp.	2,264,577	0.8
144,177 (1)	Hawaiian Electric Industries, Inc.	1,402,842	0.5
24,689	Northwest Natural Holding Co.	976,697	0.3
30,455	Portland General Electric Co.	1,328,447	0.4
11,137	Spire, Inc.	755,423	0.3
		6,727,986	2.3
	Total Common Stock
	(Cost $277,971,219)	285,972,784	98.1

EXCHANGE-TRADED FUNDS: 1.5%
19,640	iShares Russell 2000 ETF	4,339,654	1.5

	Total Exchange-Traded Funds
	(Cost $4,567,206)	4,339,654	1.5

	Total Long-Term Investments
	(Cost $282,538,425)	290,312,438	99.6

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.0%
	Repurchase Agreements: 2.7%
1,848,291 (3)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,848,757, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $1,885,257, due 10/01/27-11/01/54)	$1,848,291	0.6
1,848,291 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,848,757, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,885,257, due 10/01/29-02/01/57)	1,848,291	0.6
418,609 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $418,712, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $426,981, due 03/27/25-01/01/55)	418,609	0.2

See Accompanying Notes to Financial Statements

86

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,848,291 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,848,760, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,885,257, due 11/01/51-12/01/54)	$1,848,291	0.6
1,848,291 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,848,771, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,880,318, due 01/15/26-02/15/53)	1,848,291	0.7
	Total Repurchase Agreements
	(Cost $7,811,773)	7,811,773	2.7

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.3%
928,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $928,000)	$928,000	0.3

	Total Short-Term Investments
	(Cost $8,739,773)	8,739,773	3.0

	Total Investments in Securities
	(Cost $291,278,198)	$299,052,211	102.6
	Liabilities in Excess of Other Assets	(7,615,349)	(2.6)
	Net Assets	$291,436,862	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

87

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$285,972,784	$—	$—	$285,972,784
Exchange-Traded Funds	4,339,654	—	—	4,339,654
Short-Term Investments	928,000	7,811,773	—	8,739,773
Total Investments, at fair value	$291,240,438	$7,811,773	$—	$299,052,211

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $306,732,415.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,163,013
Gross Unrealized Depreciation	(29,843,876)
Net Unrealized Depreciation	$(7,680,863)

See Accompanying Notes to Financial Statements

88

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Global High Dividend Low Volatility Portfolio
Class ADV	NII	$0.2685
Class I	NII	$0.3240
Class S	NII	$0.2948
Class S2	NII	$0.2751
Class T (1)	NII	$0.0325
All Classes	STCG	$0.0668
All Classes	LTCG	$0.3251
Voya Government Money Market Portfolio
Class I	NII	$0.0479
Class S (2)	NII	$0.0004
All Classes	STCG	$0.0004
Voya Growth and Income Portfolio
Class ADV	NII	$0.0964
Class I	NII	$0.1979
Class S	NII	$0.1380
Class S2	NII	$0.1194
All Classes	STCG	$0.2453
All Classes	LTCG	$2.7843
Voya Intermediate Bond Portfolio
Class ADV	NII	$0.4434
Class I	NII	$0.5029
Class S	NII	$0.4723
Class S2	NII	$0.4543
Voya Small Company Portfolio
Class ADV	NII	$0.0769
Class I	NII	$0.1358
Class R6	NII	$0.1462
Class S	NII	$0.1017
All Classes	STCG	$0.4547

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global High Dividend Low Volatility Portfolio	46.34%
Voya Growth and Income Portfolio	40.42%
Voya Small Company Portfolio	27.43%

For the year ended December 31, 2024, 42.39% of ordinary income dividends paid by Voya Growth and Income Portfolio are designated as qualified dividend income (QDI) subject to reduced income tax rates for individuals.

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Global High Dividend Low Volatility Portfolio	$13,578,307
Voya Growth and Income Portfolio	$285,396,830

89

TAX INFORMATION (Unaudited) (continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

90

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Directors/Trustees (“Board”) of Voya Government Money Market Portfolio, Voya Variable Funds, Voya Intermediate Bond Portfolio, Voya Variable Funds, and Voya Variable Portfolios, Inc. (collectively, the “Registrants”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, and Voya Small Company Portfolio, each a series of the Registrants (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Registrants, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers”

91

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Registrants’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-In assessing the investment management and subadvisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Registrants’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Proftability, and Fall-out Benefts

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global High Dividend Low Volatility Portfolio

In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date period, the third quintile for the three-year and ten-year periods, and the fourth quintile for the one-year and five-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and ten-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; and (2) the impact of security selection on the Portfolio’s performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya Government Money Market Portfolio

In considering whether to approve the renewal of the Contracts for Voya Government Money Market Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio outperformed its Morningstar category average for all periods presented; and (2) the Portfolio outperformed its primary benchmark for the five-year and ten-year periods, was equal to its primary benchmark for the three-year period, and underperformed its primary benchmark for the year-to-date and one-year periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Growth and Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Growth and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date, one-year, three-year and five-year periods and the second quintile for the ten-year period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

Voya Intermediate Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Intermediate Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the year-to-date and ten-year periods, and the third quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

Voya Small Company Portfolio

In considering whether to approve the renewal of the Contracts for Voya Small Company Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the fourth quintile of its Morningstar category for the ten-year period and the fifth quintile for the year-to-date, one-year, three-year and five-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; (2) its confidence in the Sub-Adviser’s ability to execute the Portfolio’s investment strategy; and (3) the impact of stock selection on the Portfolio’s performance.

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
100 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-CAPAPALL (1224)

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I, S and S2

Voya Variable Product Index Funds

■	Voya Emerging Markets Index Portfolio

■	Voya International Index Portfolio

■	Voya Russell™ Large Cap Growth Index Portfolio

■	Voya Russell™ Large Cap Index Portfolio

■	Voya Russell™ Large Cap Value Index Portfolio

■	Voya Russell™ Mid Cap Growth Index Portfolio
■	Voya Russell™ Mid Cap Index Portfolio

■	Voya Russell™ Small Cap Index Portfolio
■	Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya Russell™ Large Cap Growth Index Portfolio, Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Large Cap Value Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio, Voya Russell™ Mid Cap Index Portfolio, Voya Russell™ Small Cap Index Portfolio and Voya U.S. Bond Index Portfolio and the Board of Directors of Voya Variable Portfolios, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya Russell™ Large Cap Growth Index Portfolio, Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Large Cap Value Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio, Voya Russell™ Mid Cap Index Portfolio, Voya Russell™ Small Cap Index Portfolio and Voya U.S. Bond Index Portfolio (collectively referred to as the “Portfolios”) (nine of the portfolios constituting Voya Variable Portfolios, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (nine of the portfolios constituting Voya Variable Portfolios, Inc.) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$92,766,556	$1,097,794,241	$1,451,913,202	$892,492,193
Short-term investments at fair value†	4,522,223	96,487,067	3,399,000	2,242,000
Cash	636	1,497	167,434	109,117
Cash collateral for futures contracts	105,049	1,166,840	182,946	121,964
Foreign currencies at value‡	263,331	1,725,954	–	–
Receivables:
Investment securities sold	154	–	472,424	317,158
Fund shares sold	22,065	10,966,783	143,016	7,660
Dividends	150,862	825,771	376,322	494,780
Interest	1,677	8	87	75
Foreign tax reclaims	22,154	7,000,046	–	–
Prepaid expenses	7,194	7,149	10,737	15,212
Reimbursement due from Investment Adviser	26	295,235	18,504	116,996
Other assets	22,880	101,958	36,903	100,711
Total assets	97,884,807	1,216,372,549	1,456,720,575	896,017,866

LIABILITIES:
Payable for investment securities purchased	180	–	–	–
Payable for fund shares redeemed	41,724	248,339	1,750,012	548,509
Payable upon receipt of securities loaned	695,223	75,658,067	–	–
Variation margin payable on futures contracts	10,647	36,632	13,801	9,201
Payable for investment management fees	32,936	438,430	471,725	315,947
Payable for distribution and shareholder service fees	–	167,362	81,219	86,832
Payable to directors under the deferred
compensation plan (Note 6)	22,880	101,958	36,903	100,710
Payable for directors fees	249	2,944	4,149	4,673
Payable for foreign capital gains tax	715,929	–	–	–
Other accrued expenses and liabilities	227,106	588,438	457,659	510,073
Total liabilities	1,746,874	77,242,170	2,815,468	1,575,945
NET ASSETS	$96,137,933	$1,139,130,379	$1,453,905,107	$894,441,921

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$226,102,218	$855,222,156	$141,002,944	$137,713,391
Total distributable earnings (loss)	(129,964,285)	283,908,223	1,312,902,163	756,728,530
NET ASSETS	$96,137,933	$1,139,130,379	$1,453,905,107	$894,441,921

+ Including securities loaned at value	$617,734	$71,465,176	$—	$—
* Cost of investments in securities	$110,868,203	$590,682,268	$291,776,456	$169,803,727
† Cost of short-term investments	$4,522,223	$96,487,067	$3,399,000	$2,242,000
‡ Cost of foreign currencies	$247,207	$1,741,434	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
Class ADV
Net assets	n/a	$354,097,785	$13,754	$199,822,014
Shares authorized	n/a	250,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	32,555,675	170	4,889,116
Net asset value and redemption price per share	n/a	$10.88	$80.79	$40.87

Class I
Net assets	$96,134,915	$681,007,893	$1,056,009,266	$631,499,675
Shares authorized	100,000,000	200,000,000	100,000,000	400,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,695,613	61,249,815	12,860,713	15,002,040
Net asset value and redemption price per share	$9.92	$11.12	$82.11	$42.09

Class S
Net assets	$3,018	$102,135,864	$397,882,087	$63,016,128
Shares authorized	100,000,000	100,000,000	100,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	9,264,202	4,887,864	1,511,033
Net asset value and redemption price per share	$10.06	$11.02	$81.40	$41.70

Class S2
Net assets	n/a	$1,888,837	n/a	$104,104
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	171,709	n/a	2,406
Net asset value and redemption price per share	n/a	$11.00	n/a	$43.27

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$209,701,620	$979,558,515	$979,338,196	$570,871,470
Investments in affiliates at fair value**	–	–	560,552	–
Short-term investments at fair value†	959,000	6,225,642	11,028,299	33,736,793
Cash	29,561	158,921	292,505	67,708
Cash collateral for futures contracts	30,491	132,358	170,174	453,701
Receivables:
Investment securities sold	40,798	849,978	–	128,956
Fund shares sold	157,577	3,706	75,843	22,284
Dividends	219,632	207,486	901,935	617,167
Interest	100	336	220	–
Foreign tax reclaims	–	1,959	2,826	15,400
Variation margin on futures contracts	–	4,760	6,120	5,732
Prepaid expenses	8,023	6,178	5,912	3,620
Reimbursement due from Investment Adviser	–	20,801	39,621	25,910
Other assets	29,421	27,803	84,081	48,620
Total assets	211,176,223	987,198,443	992,506,284	605,997,361

LIABILITIES:
Payable for investment securities purchased	–	–	249,031	–
Payable for fund shares redeemed	543	6,961,158	889,973	1,348,901
Payable upon receipt of securities loaned	–	4,525,642	8,242,299	29,488,793
Variation margin payable on futures contracts	2,300	–	–	–
Payable for investment management fees	62,598	336,812	350,738	269,972
Payable for distribution and shareholder service fees	16,179	212,049	121,026	106,843
Payable to directors under the deferred
compensation plan (Note 6)	29,421	27,803	84,081	48,620
Payable for directors fees	2,359	2,435	2,468	1,484
Other accrued expenses and liabilities	349,918	280,256	572,557	312,782
Total liabilities	463,318	12,346,155	10,512,173	31,577,395
NET ASSETS	$210,712,905	$974,852,288	$981,994,111	$574,419,966

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$48,151,936	$708,583,165	$362,195,101	$264,606,833
Total distributable earnings	162,560,969	266,269,123	619,799,010	309,813,133
NET ASSETS	$210,712,905	$974,852,288	$981,994,111	$574,419,966

+ Including securities loaned at value	$—	$4,409,399	$8,002,536	$28,568,556
* Cost of investments in securities	$108,765,009	$649,519,585	$467,603,795	$317,272,948
** Cost of investments in affiliates	$—	$—	$218,452	$—
† Cost of short-term investments	$959,000	$6,225,642	$11,028,299	$33,736,793

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
Class ADV
Net assets	$6,428	n/a	$180,135,169	$110,172,478
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	206	n/a	16,934,735	8,196,457
Net asset value and redemption price per share	$31.13	n/a	$10.64	$13.44

Class I
Net assets	$90,927,878	$23,694,834	$615,397,227	$204,831,896
Shares authorized	100,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,884,184	498,793	53,582,280	14,470,106
Net asset value and redemption price per share	$31.53	$47.50	$11.49	$14.16

Class S
Net assets	$119,778,599	$948,825,112	$178,931,103	$254,257,011
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,840,119	20,120,861	15,958,748	18,196,504
Net asset value and redemption price per share	$31.19	$47.16	$11.21	$13.97

Class S2
Net assets	n/a	$2,332,342	$7,530,612	$5,158,581
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	49,783	692,497	378,937
Net asset value and redemption price per share	n/a	$46.85	$10.87	$13.61

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$1,439,374,415
Short-term investments at fair value†	140,822,290
Cash	85,185
Cash collateral for futures contracts	4,783,215
Receivables:
Investment securities sold	4,130,795
Fund shares sold	747,760
Dividends	115,595
Interest	8,192,945
Prepaid expenses	9,712
Reimbursement due from Investment Adviser	184,983
Other assets	174,700
Total assets	1,598,621,595

LIABILITIES:
Payable for investment securities purchased	7,451,885
Payable for fund shares redeemed	1,728,639
Payable upon receipt of securities loaned	15,001,851
Variation margin payable on futures contracts	354,061
Payable for investment management fees	483,370
Payable for distribution and shareholder service fees	48,516
Payable to directors under the deferred compensation plan (Note 6)	174,700
Payable for directors fees	3,981
Other accrued expenses and liabilities	188,255
Total liabilities	25,435,258
NET ASSETS	$1,573,186,337

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,951,018,796
Total distributable loss	(377,832,459)
NET ASSETS	$1,573,186,337

+ Including securities loaned at value	$14,436,530
* Cost of investments in securities	$1,503,786,390
† Cost of short-term investments	$140,830,654

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$19,352,111
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,172,390
Net asset value and redemption price per share	$8.91

Class I
Net assets	$1,368,332,074
Shares authorized	700,000,000
Par value	$0.001
Shares outstanding	152,997,067
Net asset value and redemption price per share	$8.94

Class S
Net assets	$184,564,045
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	20,693,879
Net asset value and redemption price per share	$8.92

Class S2
Net assets	$938,107
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	105,160
Net asset value and redemption price per share	$8.92

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,630,314	$34,020,922	$11,430,077	$24,619,341
Interest	5,772	39,618	15,037	21,379
Securities lending income, net	8,792	222,668	783	211
Other	487	5,733	8,325	10,708
Total investment income	2,645,365	34,288,941	11,454,222	24,651,639

EXPENSES:
Investment management fees	378,852	5,480,635	7,930,407	6,315,649
Distribution and shareholder service fees:
Class ADV	—	1,940,930	61	973,232
Class S	7	286,866	1,832,109	2,724,749
Class S2	—	7,604	—	406
Transfer agent fees:
Class ADV	—	97,584	4	54,468
Class I	313	179,848	256,973	163,625
Class S	—	28,788	208,581	287,627
Class S2	—	481	—	33
Shareholder reporting expense	3,564	20,587	27,382	18,014
Professional fees	30,517	67,325	112,244	112,215
Custody and accounting expense	173,550	402,175	88,749	149,671
Directors fees	2,493	29,440	41,489	46,727
Licensing fee (Note 8)	29,910	272,344	174,414	179,981
Miscellaneous expense	26,052	108,893	95,294	114,544
Interest expense	140	15,745	940	13,111
Total expenses	645,398	8,939,245	10,768,647	11,154,052
Waived and reimbursed fees	(93,503)	(1,401,569)	(1,758,877)	(657,207)
Net expenses	551,895	7,537,676	9,009,770	10,496,845
Net investment income	2,093,470	26,751,265	2,444,452	14,154,794
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(316,161)	2,918,215	410,244,599	806,667,393
Forward foreign currency contracts	(3,585)	26,213	—	—
Foreign currency related transactions	55,076	(716,551)	—	—
Futures	228,798	1,762,686	924,645	1,171,142
Net realized gain (loss)	(35,872)	3,990,563	411,169,244	807,838,535
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	4,799,306	6,239,321	33,117,867	(417,217,662)
Foreign currency related transactions	(109,538)	(256,169)	—	—
Futures	(159,585)	(1,351,689)	(290,454)	(324,185)
Net change in unrealized appreciation (depreciation)	4,530,183	4,631,463	32,827,413	(417,541,847)
Net realized and unrealized gain	4,494,311	8,622,026	443,996,657	390,296,688
Increase in net assets resulting from operations	$6,587,781	$35,373,291	$446,441,109	$404,451,482

* Foreign taxes withheld	$303,247	$3,485,582	$—	$—
^ Foreign capital gains taxes withheld	$115,512	$—	$—	$—
# Change in foreign capital gains taxes accrued	$254,602	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$22,228,957	$6,457,904	$15,449,098	$8,095,663
Dividends from affiliates	—	—	14,619	—
Interest	35,534	13,508	14,098	34,058
Securities lending income, net	—	52,996	174,561	526,556
Other	5,880	4,707	4,726	2,877
Total investment income	22,270,371	6,529,115	15,657,102	8,659,154

EXPENSES:
Investment management fees	3,746,846	4,770,595	4,045,767	2,550,563
Distribution and shareholder service fees:
Class ADV	31	—	908,597	554,444
Class S	2,039,697	2,375,858	461,918	659,709
Class S2	—	8,597	31,011	19,958
Transfer agent fees:
Class ADV	—	—	148,975	106,096
Class I	18,930	1,263	502,320	204,219
Class S	112,384	57,530	151,412	252,471
Class S2	—	129	6,356	4,773
Shareholder reporting expense	14,990	7,957	23,748	10,004
Professional fees	41,791	73,128	58,803	33,210
Custody and accounting expense	69,165	54,445	81,318	48,435
Directors fees	23,587	24,348	24,681	14,835
Licensing fee (Note 8)	72,680	105,878	90,693	57,112
Miscellaneous expense	46,806	59,539	60,691	26,022
Interest expense	2,054	4,523	5,677	2,353
Total expenses	6,188,961	7,543,790	6,601,967	4,544,204
Waived and reimbursed fees	(943,016)	(1,235,867)	(1,222,885)	(624,177)
Net expenses	5,245,945	6,307,923	5,379,082	3,920,027
Net investment income	17,024,426	221,192	10,278,020	4,739,127
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	311,346,995	70,631,139	110,177,864	59,148,253
Sale of investments in affiliates	—	—	33,735	—
Futures	685,733	423,095	516,219	932,891
Net realized gain	312,032,728	71,054,234	110,727,818	60,081,144
Net change in unrealized appreciation (depreciation) on:
Investments	(175,086,103)	116,815,448	17,514,969	(1,767,114)
Affiliates	—	—	(67,791)	—
Futures	(199,923)	(271,680)	(342,339)	(1,007,374)
Net change in unrealized appreciation (depreciation)	(175,286,026)	116,543,768	17,104,839	(2,774,488)
Net realized and unrealized gain	136,746,702	187,598,002	127,832,657	57,306,656
Increase in net assets resulting from operations	$153,771,128	$187,819,194	$138,110,677	$62,045,783
* Foreign taxes withheld	$575	$5,485	$7,790	$19,117

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends	$810,887
Interest	66,195,697
Securities lending income, net	402,233
Other	7,792
Total investment income	67,416,609

EXPENSES:
Investment management fees	5,872,859
Distribution and shareholder service fees:
Class ADV	98,664
Class S	395,586
Class S2	3,747
Transfer agent fees:
Class ADV	1,053
Class I	75,472
Class S	8,450
Class S2	50
Shareholder reporting expense	10,210
Professional fees	117,651
Custody and accounting expense	466,480
Directors fees	39,809
Miscellaneous expense	79,146
Total expenses	7,169,177
Waived and reimbursed fees	(906,834)
Net expenses	6,262,343
Net investment income	61,154,266

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(54,981,457)
Futures	(1,093,320)
Swaps	(199,807)
Net realized loss	(56,274,584)
Net change in unrealized appreciation (depreciation) on:
Investments	14,555,773
Futures	(5,657,582)
Swaps	237,732
Net change in unrealized appreciation (depreciation)	9,135,923
Net realized and unrealized loss	(47,138,661)
Increase in net assets resulting from operations	$14,015,605

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Index Portfolio		Voya International Index Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,093,470	$5,099,654	$26,751,265	$26,511,284
Net realized gain (loss)	(35,872)	(75,222,943)	3,990,563	183,297,421
Net change in unrealized appreciation (depreciation)	4,530,183	92,834,466	4,631,463	40,847,379
Increase in net assets resulting from operations	6,587,781	22,711,177	35,373,291	250,656,084

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(9,568,522)	(18,227,601)
Class I	(5,806,260)	(20,977,589)	(19,301,161)	(28,769,025)
Class S	(162)	(216)	(3,043,573)	(6,128,825)
Class S2	—	—	(47,477)	(75,800)
Total distributions	(5,806,422)	(20,977,805)	(31,960,733)	(53,201,251)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,875,110	593,808,199	196,496,095	136,117,468
Reinvestment of distributions	5,806,260	20,977,589	31,960,733	53,201,251
	22,681,370	614,785,788	228,456,828	189,318,719
Cost of shares redeemed	(22,636,716)	(1,171,628,550)	(231,592,242)	(1,234,773,692)
Net increase (decrease) in net assets resulting from capital share transactions	44,654	(556,842,762)	(3,135,414)	(1,045,454,973)
Net increase (decrease) in net assets	826,013	(555,109,390)	277,144	(848,000,140)

NET ASSETS:
Beginning of year or period	95,311,920	650,421,310	1,138,853,235	1,986,853,375
End of year or period	$96,137,933	$95,311,920	$1,139,130,379	$1,138,853,235

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Growth Index Portfolio		Voya Russell™ Large Cap Index Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,444,452	$5,581,227	$14,154,794	$21,153,002
Net realized gain (loss)	411,169,244	63,563,604	807,838,535	(21,923,572)
Net change in unrealized appreciation (depreciation)	32,827,413	452,449,607	(417,541,847)	525,408,917
Increase in net assets resulting from operations	446,441,109	521,594,438	404,451,482	524,638,347

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(436)	(414)	(1,409,954)	(1,187,571)
Class I	(34,396,947)	(34,357,077)	(6,085,424)	(5,823,303)
Class S	(34,516,631)	(35,414,778)	(13,378,163)	(14,827,158)
Class S2	—	—	(339)	(1,156)
Total distributions	(68,914,014)	(69,772,269)	(20,873,880)	(21,839,188)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	195,765,217	357,039,371	64,745,970	70,950,422
Reinvestment of distributions	68,914,014	69,772,269	20,873,880	21,839,188
	264,679,231	426,811,640	85,619,850	92,789,610
Cost of shares redeemed	(775,776,362)	(367,578,053)	(1,773,409,986)	(361,484,576)
Net increase (decrease) in net assets resulting from capital share transactions	(511,097,131)	59,233,587	(1,687,790,136)	(268,694,966)
Net increase (decrease) in net assets	(133,570,036)	511,055,756	(1,304,212,534)	234,104,193

NET ASSETS:
Beginning of year or period	1,587,475,143	1,076,419,387	2,198,654,455	1,964,550,262
End of year or period	$1,453,905,107	$1,587,475,143	$894,441,921	$2,198,654,455

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Value Index Portfolio		Voya Russell™ Mid Cap Growth Index Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$17,024,426	$24,455,056	$221,192	$1,656,679
Net realized gain	312,032,728	19,762,161	71,054,234	1,408,622
Net change in unrealized appreciation (depreciation)	(175,286,026)	76,412,219	116,543,768	210,256,517
Increase in net assets resulting from operations	153,771,128	120,629,436	187,819,194	213,321,818

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(199)	(87)	—	—
Class I	(6,074,946)	(1,825,432)	(81,551)	(84,691)
Class S	(39,479,816)	(21,663,685)	(1,522,627)	(1,911,922)
Class S2	—	—	(1,365)	(1,342)
Total distributions	(45,554,961)	(23,489,204)	(1,605,543)	(1,997,955)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,435,925	92,059,500	16,050,199	7,054,070
Reinvestment of distributions	45,554,961	23,489,204	1,605,543	1,997,955
	62,990,886	115,548,704	17,655,742	9,052,025
Cost of shares redeemed	(1,245,736,233)	(224,250,916)	(215,166,037)	(168,159,679)
Net decrease in net assets resulting from capital share transactions	(1,182,745,347)	(108,702,212)	(197,510,295)	(159,107,654)
Net increase (decrease) in net assets	(1,074,529,180)	(11,561,980)	(11,296,644)	52,216,209

NET ASSETS:
Beginning of year or period	1,285,242,085	1,296,804,065	986,148,932	933,932,723
End of year or period	$210,712,905	$1,285,242,085	$974,852,288	$986,148,932

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Index Portfolio		Voya Russell™ Small Cap Index Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$10,278,020	$11,075,327	$4,739,127	$6,161,298
Net realized gain	110,727,818	208,166,842	60,081,144	66,022,998
Net change in unrealized appreciation (depreciation)	17,104,839	(52,454,038)	(2,774,488)	36,964,656
Increase in net assets resulting from operations	138,110,677	166,788,131	62,045,783	109,148,952

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(18,901,232)	(20,148,595)	(8,151,346)	(5,847,205)
Class I	(58,986,658)	(67,327,051)	(15,668,264)	(12,780,079)
Class S	(18,875,320)	(20,885,480)	(19,447,503)	(15,431,789)
Class S2	(845,179)	(754,069)	(371,359)	(277,086)
Total distributions	(97,608,389)	(109,115,195)	(43,638,472)	(34,336,159)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,338,694	98,821,299	30,304,110	39,940,881
Reinvestment of distributions	97,608,389	109,115,195	43,638,472	34,336,159
	189,947,083	207,936,494	73,942,582	74,277,040
Cost of shares redeemed	(218,391,612)	(510,544,960)	(134,192,496)	(432,218,483)
Net decrease in net assets resulting from capital share transactions	(28,444,529)	(302,608,466)	(60,249,914)	(357,941,443)
Net increase (decrease) in net assets	12,057,759	(244,935,530)	(41,842,603)	(283,128,650)

NET ASSETS:
Beginning of year or period	969,936,352	1,214,871,882	616,262,569	899,391,219
End of year or period	$981,994,111	$969,936,352	$574,419,966	$616,262,569

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. Bond Index Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$61,154,266	$59,888,180
Net realized loss	(56,274,584)	(82,873,136)
Net change in unrealized appreciation (depreciation)	9,135,923	130,218,749
Increase in net assets resulting from operations	14,015,605	107,233,793

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(688,874)	(648,196)
Class I	(56,451,837)	(55,524,810)
Class P2(1)	—	(5,277,270)
Class S	(5,909,607)	(4,664,310)
Class S2	(33,630)	(32,549)
Total distributions	(63,083,948)	(66,147,135)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	655,278,639	768,750,533
Reinvestment of distributions	63,083,948	65,022,666
	718,362,587	833,773,199
Cost of shares redeemed	(694,209,603)	(2,087,655,835)
Net increase (decrease) in net assets resulting from capital share transactions	24,152,984	(1,253,882,636)
Net decrease in net assets	(24,915,359)	(1,212,795,978)

NET ASSETS:
Beginning of year or period	1,598,101,696	2,810,897,674
End of year or period	$1,573,186,337	$1,598,101,696

(1)	Class P2 of U.S. Bond Index Portfolio was fully redeemed on close of business February 14, 2023.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Emerging Markets Index Portfolio
Class I
12-31-24	9.88	0.21	•	0.41	0.62	0.58	—	—	0.58	—	9.92	6.30	0.65	0.55	0.55	2.10	96,135	16
12-31-23	9.81	0.17	•	0.71	0.88	0.81	—	—	0.81	—	9.88	9.46	0.87	0.55	0.55	1.69	95,309	29
12-31-22	13.18	0.26	•	(3.01)	(2.75)	0.23	0.39	—	0.62	—	9.81	(20.90)	0.84	0.57	0.57	2.38	126,040	33
12-31-21	13.81	0.23	•	(0.73)	(0.50)	0.13	—	—	0.13	—	13.18	(3.65)	0.78	0.51	0.51	1.66	256,340	21
12-31-20	12.24	0.18	•	1.79	1.97	0.40	—	—	0.40	—	13.81	17.58	0.80	0.53	0.53	1.56	250,721	27
Class S
12-31-24	9.99	0.19	•	0.42	0.61	0.54	—	—	0.54	—	10.06	6.11	0.90	0.80	0.80	1.84	3	16
12-31-23	9.86	0.13	•	0.72	0.85	0.72	—	—	0.72	—	9.99	9.06	1.12	0.80	0.80	1.28	3	29
12-31-22	13.24	0.23	•	(3.01)	(2.78)	0.21	0.39	—	0.60	—	9.86	(21.07)	1.09	0.82	0.82	2.16	10	33
12-31-21	13.90	0.22	•	(0.76)	(0.54)	0.12	—	—	0.12	—	13.24	(3.91)	1.03	0.76	0.76	1.55	12	21
12-31-20	12.31	0.15	•	1.81	1.96	0.37	—	—	0.37	—	13.90	17.27	1.05	0.78	0.78	1.30	4	27
Voya International Index Portfolio
Class ADV
12-31-24	10.86	0.22	•	0.07	0.29	0.27	—	—	0.27	—	10.88	2.61	1.07	0.94	0.94	1.99	354,098	7
12-31-23	9.71	0.22	•	1.41	1.63	0.48	—	—	0.48	—	10.86	17.10	1.10	0.95	0.95	2.11	402,013	9
12-31-22	11.79	0.22	•	(2.00)	(1.78)	0.30	—	—	0.30	—	9.71	(15.03)	1.05	0.94	0.94	2.27	390,657	17
12-31-21	10.86	0.19	•	0.93	1.12	0.19	—	—	0.19	—	11.79	10.41	1.04	0.94	0.94	1.63	490,645	4
12-31-20	10.39	0.16		0.53	0.69	0.22	—	—	0.22	—	10.86	7.28	1.04	0.95	0.95	1.43	508,888	12
Class I
12-31-24	11.10	0.28	•	0.07	0.35	0.33	—	—	0.33	—	11.12	3.03	0.57	0.45	0.45	2.44	681,008	7
12-31-23	9.91	0.27	•	1.45	1.72	0.53	—	—	0.53	—	11.10	17.74	0.60	0.46	0.46	2.57	609,510	9
12-31-22	12.04	0.27	•	(2.04)	(1.77)	0.36	—	—	0.36	—	9.91	(14.59)	0.55	0.45	0.45	2.70	530,382	17
12-31-21	11.09	0.25	•	0.94	1.19	0.24	—	—	0.24	—	12.04	10.86	0.54	0.45	0.45	2.11	564,827	4
12-31-20	10.61	0.21		0.54	0.75	0.27	—	—	0.27	—	11.09	7.90	0.54	0.46	0.46	1.98	580,413	12
Class S
12-31-24	11.01	0.25	•	0.06	0.31	0.30	—	—	0.30	—	11.02	2.72	0.82	0.70	0.70	2.23	102,136	7
12-31-23	9.83	0.25	•	1.44	1.69	0.51	—	—	0.51	—	11.01	17.54	0.85	0.71	0.71	2.37	125,543	9
12-31-22	11.95	0.22	•	(2.01)	(1.79)	0.33	—	—	0.33	—	9.83	(14.87)	0.80	0.70	0.70	2.26	123,750	17
12-31-21	11.01	0.22	•	0.94	1.16	0.22	—	—	0.22	—	11.95	10.62	0.79	0.70	0.70	1.87	79,437	4
12-31-20	10.53	0.18		0.54	0.72	0.24	—	—	0.24	—	11.01	7.62	0.79	0.71	0.71	1.66	75,948	12
Class S2
12-31-24	10.99	0.23	•	0.07	0.30	0.29	—	—	0.29	—	11.00	2.62	0.97	0.85	0.85	2.06	1,889	7
12-31-23	9.82	0.22	•	1.45	1.67	0.50	—	—	0.50	—	10.99	17.30	1.00	0.86	0.86	2.16	1,787	9
12-31-22	11.94	0.24	•	(2.04)	(1.80)	0.32	—	—	0.32	—	9.82	(14.98)	0.95	0.85	0.85	2.40	1,400	17
12-31-21	11.00	0.20	•	0.94	1.14	0.20	—	—	0.20	—	11.94	10.49	0.94	0.85	0.85	1.72	1,290	4
12-31-20	10.51	0.15		0.56	0.71	0.22	—	—	0.22	—	11.00	7.40	0.94	0.86	0.86	1.49	1,209	12
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
12-31-24	62.71	(0.18	)•	20.92	20.74	0.04	2.62	—	2.66	—	80.79	33.91	1.04	0.93	0.93	(0.25)	14	29
12-31-23	45.41	0.02	•	19.94	19.96	0.02	2.64	—	2.66	—	62.71	45.29	1.05	0.93	0.93	0.03	10	36
12-31-22	71.86	0.04	•	(21.57)	(21.53)	—	4.92	—	4.92	—	45.41	(30.40)	1.05	0.93	0.93	0.07	7	21
12-31-21	55.65	(0.08	)•	16.67	16.59	0.10	0.28	—	0.38	—	71.86	29.98	1.04	0.93	0.93	(0.14)	10	22
12-31-20	42.54	0.06		15.22	15.28	0.10	2.07	—	2.17	—	55.65	37.80	1.05	0.93	0.93	0.15	8	13
Class I
12-31-24	63.61	0.19	•	21.23	21.42	0.30	2.62	—	2.92	—	82.11	34.60	0.54	0.43	0.43	0.25	1,056,009	29
12-31-23	46.04	0.29	•	20.21	20.50	0.28	2.64	—	2.92	—	63.61	45.99	0.55	0.43	0.43	0.52	775,807	36

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class I (continued)
12-31-22	72.73	0.31	•	(21.83)	(21.52)	0.25	4.92	—	5.17	—	46.04	(30.03)	0.55	0.43	0.43	0.56	472,316	21
12-31-21	56.25	0.23	•	16.85	17.08	0.32	0.28	—	0.60	—	72.73	30.67	0.54	0.43	0.43	0.36	722,412	22
12-31-20	42.96	0.31		15.33	15.64	0.28	2.07	—	2.35	—	56.25	38.47	0.55	0.43	0.43	0.65	590,681	13
Class S
12-31-24	63.11	0.01	•	21.06	21.07	0.16	2.62	—	2.78	—	81.40	34.25	0.79	0.68	0.68	0.01	397,882	29
12-31-23	45.68	0.16	•	20.05	20.21	0.14	2.64	—	2.78	—	63.11	45.65	0.80	0.68	0.68	0.29	811,657	36
12-31-22	72.15	0.17	•	(21.65)	(21.48)	0.07	4.92	—	4.99	—	45.68	(30.21)	0.80	0.68	0.68	0.31	604,096	21
12-31-21	55.81	0.07	•	16.75	16.82	0.20	0.28	—	0.48	—	72.15	30.36	0.79	0.68	0.68	0.11	976,363	22
12-31-20	42.68	0.21		15.21	15.42	0.22	2.07	—	2.29	—	55.81	38.13	0.80	0.68	0.68	0.40	876,025	13
Voya Russell™ Large Cap Index Portfolio
Class ADV
12-31-24	32.59	0.17	•	8.37	8.54	0.26	—	—	0.26	—	40.87	26.33	0.90	0.86	0.86	0.44	199,822	15
12-31-23	25.53	0.21	•	7.09	7.30	0.24	—	—	0.24	—	32.59	28.76	0.90	0.86	0.86	0.74	171,835	11
12-31-22	33.57	0.20	•	(7.04)	(6.84)	0.07	1.13	—	1.20	—	25.53	(20.48)	0.89	0.86	0.86	0.72	127,078	13
12-31-21	27.91	0.16	•	7.04	7.20	0.25	1.29	—	1.54	—	33.57	26.81	0.92	0.86	0.86	0.53	163,976	23
12-31-20	24.38	0.22	•	4.56	4.78	0.29	0.96	—	1.25	—	27.91	21.24	0.94	0.86	0.86	0.90	105,733	6
Class I
12-31-24	33.52	0.36	•	8.61	8.97	0.40	—	—	0.40	—	42.09	26.95	0.40	0.36	0.36	0.94	631,500	15
12-31-23	26.25	0.37	•	7.28	7.65	0.38	—	—	0.38	—	33.52	29.41	0.40	0.36	0.36	1.24	519,421	11
12-31-22	34.46	0.35	•	(7.23)	(6.88)	0.20	1.13	—	1.33	—	26.25	(20.07)	0.39	0.36	0.36	1.22	448,139	13
12-31-21	28.58	0.32	•	7.21	7.53	0.36	1.29	—	1.65	—	34.46	27.41	0.42	0.36	0.36	1.03	565,026	23
12-31-20	24.92	0.34	•	4.67	5.01	0.39	0.96	—	1.35	—	28.58	21.86	0.44	0.36	0.36	1.39	457,743	6
Class S
12-31-24	33.22	0.26	•	8.54	8.80	0.32	—	—	0.32	—	41.70	26.62	0.65	0.61	0.61	0.71	63,016	15
12-31-23	26.01	0.29	•	7.22	7.51	0.30	—	—	0.30	—	33.22	29.08	0.65	0.61	0.61	0.99	1,507,252	11
12-31-22	34.20	0.28	•	(7.18)	(6.90)	0.16	1.13	—	1.29	—	26.01	(20.26)	0.64	0.61	0.61	0.97	1,389,220	13
12-31-21	28.37	0.24	•	7.17	7.41	0.29	1.29	—	1.58	—	34.20	27.13	0.67	0.61	0.61	0.78	2,005,750	23
12-31-20	24.73	0.28	•	4.64	4.92	0.32	0.96	—	1.28	—	28.37	21.58	0.69	0.61	0.61	1.16	596,783	6
Class S2
12-31-24	34.37	0.22	•	8.84	9.06	0.16	—	—	0.16	—	43.27	26.42	0.80	0.76	0.76	0.55	104	15
12-31-23	26.90	0.26	•	7.47	7.73	0.26	—	—	0.26	—	34.37	28.89	0.80	0.76	0.76	0.84	147	11
12-31-22	35.29	0.24	•	(7.41)	(7.17)	0.09	1.13	—	1.22	—	26.90	(20.40)	0.79	0.76	0.76	0.79	114	13
12-31-21	29.26	0.21	•	7.38	7.59	0.27	1.29	—	1.56	—	35.29	26.92	0.82	0.76	0.76	0.66	276	23
12-31-20	25.47	0.25	•	4.79	5.04	0.29	0.96	—	1.25	—	29.26	21.37	0.84	0.76	0.76	0.99	1,107	6
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
12-31-24	28.14	0.44	•	3.55	3.99	0.50	0.50	—	1.00	—	31.13	14.38	0.94	0.84	0.84	1.46	6	36
12-31-23	26.10	0.44	•	2.04	2.48	0.44	—	—	0.44	—	28.14	9.68	0.94	0.84	0.84	1.65	6	33
12-31-22	28.00	0.38	•	(2.05)	(1.67)	0.23	—	—	0.23	—	26.10	(5.96)	0.95	0.85	0.85	1.47	5	26
12-31-21	23.26	0.35	•	4.83	5.18	0.44	—	—	0.44	—	28.00	22.44	0.95	0.85	0.85	1.34	5	39
12-31-20	23.99	0.39	•	(0.35)	0.04	0.12	0.65	—	0.77	—	23.26	1.00	0.95	0.85	0.85	1.87	4	19
Class I
12-31-24	28.47	0.61	•	3.58	4.19	0.63	0.50	—	1.13	—	31.53	14.99	0.44	0.34	0.34	1.99	90,928	36
12-31-23	26.39	0.58	•	2.07	2.65	0.57	—	—	0.57	—	28.47	10.27	0.44	0.34	0.34	2.18	161,507	33
12-31-22	28.31	0.52	•	(2.08)	(1.56)	0.36	—	—	0.36	—	26.39	(5.48)	0.45	0.35	0.35	1.97	86,683	26
12-31-21	23.50	0.48	•	4.88	5.36	0.55	—	—	0.55	—	28.31	22.99	0.45	0.35	0.35	1.83	99,157	39
12-31-20	24.26	0.50	•	(0.37)	0.13	0.24	0.65	—	0.89	—	23.50	1.48	0.45	0.35	0.35	2.37	88,235	19

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Large Cap Value Index Portfolio (continued)
Class S
12-31-24	28.18	0.53	•	3.54	4.07	0.56	0.50	—	1.06	—	31.19	14.66	0.69	0.59	0.59	1.77	119,779	36
12-31-23	26.12	0.51	•	2.05	2.56	0.50	—	—	0.50	—	28.18	9.99	0.69	0.59	0.59	1.90	1,123,729	33
12-31-22	28.04	0.45	•	(2.06)	(1.61)	0.31	—	—	0.31	—	26.12	(5.71)	0.70	0.60	0.60	1.72	1,210,116	26
12-31-21	23.28	0.41	•	4.84	5.25	0.49	—	—	0.49	—	28.04	22.72	0.70	0.60	0.60	1.58	1,456,592	39
12-31-20	24.08	0.45	•	(0.38)	0.07	0.22	0.65	—	0.87	—	23.28	1.20	0.70	0.60	0.60	2.13	777,063	19
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
12-31-24	39.24	0.11	•	8.32	8.43	0.17	—	—	0.17	—	47.50	21.54	0.53	0.40	0.40	0.27	23,695	54
12-31-23	31.46	0.15	•	7.79	7.94	0.16	—	—	0.16	—	39.24	25.34	0.53	0.40	0.40	0.42	19,262	49
12-31-22	48.49	0.15	•	(13.40)	(13.25)	—	3.78	—	3.78	—	31.46	(26.97)	0.53	0.40	0.40	0.43	16,213	38
12-31-21	44.95	0.04	•	5.22	5.26	0.11	1.61	—	1.72	—	48.49	12.29	0.54	0.40	0.40	0.09	24,089	63
12-31-20	35.97	0.10		11.35	11.45	0.11	2.36	—	2.47	—	44.95	34.83	0.55	0.40	0.40	0.26	32,555	35
Class S
12-31-24	38.95	0.01	•	8.27	8.28	0.07	—	—	0.07	—	47.16	21.28	0.78	0.65	0.65	0.02	948,825	54
12-31-23	31.22	0.06	•	7.74	7.80	0.07	—	—	0.07	—	38.95	25.02	0.78	0.65	0.65	0.17	964,889	49
12-31-22	48.28	0.06	•	(13.34)	(13.28)	—	3.78	—	3.78	—	31.22	(27.16)	0.78	0.65	0.65	0.18	916,043	38
12-31-21	44.76	(0.05	)•	5.19	5.14	0.01	1.61	—	1.62	—	48.28	12.03	0.79	0.65	0.65	(0.11)	1,464,517	63
12-31-20	35.86	0.01		11.31	11.32	0.06	2.36	—	2.42	—	44.76	34.52	0.80	0.65	0.65	0.01	655,413	35
Class S2
12-31-24	38.72	(0.06	)•	8.22	8.16	0.03	—	—	0.03	—	46.85	21.07	0.93	0.80	0.80	(0.13)	2,332	54
12-31-23	31.04	0.01	•	7.70	7.71	0.03	—	—	0.03	—	38.72	24.84	0.93	0.80	0.80	0.02	1,998	49
12-31-22	48.10	0.01	•	(13.29)	(13.28)	—	3.78	—	3.78	—	31.04	(27.27)	0.93	0.80	0.80	0.03	1,676	38
12-31-21	44.66	(0.14	)•	5.19	5.05	—	1.61	—	1.61	—	48.10	11.84	0.94	0.80	0.80	(0.30)	2,277	63
12-31-20	35.77	(0.05)		11.30	11.25	—	2.36	—	2.36	—	44.66	34.31	0.95	0.80	0.80	(0.14)	2,327	35
Voya Russell™ Mid Cap Index Portfolio
Class ADV
12-31-24	10.39	0.07	•	1.32	1.39	0.09	1.05	—	1.14	—	10.64	14.32	1.03	0.90	0.90	0.68	180,135	30
12-31-23	10.17	0.08	•	1.39	1.47	0.15	1.10	—	1.25	—	10.39	16.31	1.04	0.90	0.90	0.82	177,936	22
12-31-22	13.70	0.08	•	(2.56)	(2.48)	0.06	0.99	—	1.05	—	10.17	(18.07)	1.03	0.90	0.90	0.69	167,537	18
12-31-21	12.59	0.05	•	2.51	2.56	0.09	1.36	—	1.45	—	13.70	21.60	1.02	0.90	0.90	0.39	219,999	33
12-31-20	13.08	0.09		1.24	1.33	0.12	1.70	—	1.82	—	12.59	16.01	1.05	0.90	0.90	0.81	188,952	16
Class I
12-31-24	11.13	0.13	•	1.43	1.56	0.15	1.05	—	1.20	—	11.49	14.90	0.53	0.40	0.40	1.18	615,397	30
12-31-23	10.82	0.14	•	1.48	1.62	0.21	1.10	—	1.31	—	11.13	16.83	0.54	0.40	0.40	1.32	598,352	22
12-31-22	14.50	0.14	•	(2.70)	(2.56)	0.13	0.99	—	1.12	—	10.82	(17.61)	0.53	0.40	0.40	1.19	591,369	18
12-31-21	13.24	0.13	•	2.63	2.76	0.14	1.36	—	1.50	—	14.50	22.17	0.52	0.40	0.40	0.89	857,792	33
12-31-20	13.65	0.16		1.31	1.47	0.18	1.70	—	1.88	—	13.24	16.67	0.55	0.40	0.40	1.31	726,726	16
Class S
12-31-24	10.89	0.10	•	1.39	1.49	0.12	1.05	—	1.17	—	11.21	14.55	0.78	0.65	0.65	0.93	178,931	30
12-31-23	10.61	0.11	•	1.45	1.56	0.17	1.10	—	1.27	—	10.89	16.51	0.79	0.65	0.65	1.07	186,153	22
12-31-22	14.22	0.11	•	(2.64)	(2.53)	0.09	0.99	—	1.08	—	10.61	(17.77)	0.78	0.65	0.65	0.94	184,295	18
12-31-21	13.02	0.09	•	2.58	2.67	0.11	1.36	—	1.47	—	14.22	21.80	0.77	0.65	0.65	0.64	254,761	33
12-31-20	13.45	0.15		1.27	1.42	0.15	1.70	—	1.85	—	13.02	16.32	0.80	0.65	0.65	1.06	240,792	16
Class S2
12-31-24	10.60	0.08	•	1.35	1.43	0.11	1.05	—	1.16	—	10.87	14.36	0.93	0.80	0.80	0.78	7,531	30
12-31-23	10.35	0.09	•	1.42	1.51	0.15	1.10	—	1.25	—	10.60	16.36	0.94	0.80	0.80	0.92	7,495	22
12-31-22	13.90	0.09	•	(2.59)	(2.50)	0.06	0.99	—	1.05	—	10.35	(17.91)	0.93	0.80	0.80	0.78	7,155	18
12-31-21	12.74	0.06	•	2.54	2.60	0.08	1.36	—	1.44	—	13.90	21.68	0.92	0.80	0.80	0.48	10,244	33

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Mid Cap Index Portfolio (continued)
Class S2 (continued)
12-31-20	13.21	0.13		1.23	1.36	0.13	1.70	—	1.83	—	12.74	16.11	0.95	0.80	0.80	0.91	12,343	16
Voya Russell™ Small Cap Index Portfolio
Class ADV
12-31-24	13.14	0.07	•	1.23	1.30	0.11	0.89	—	1.00	—	13.44	10.59	1.06	0.95	0.95	0.51	110,172	13
12-31-23	12.06	0.09	•	1.71	1.80	0.19	0.53	—	0.72	—	13.14	15.94	1.09	0.95	0.95	0.73	109,839	9
12-31-22	16.95	0.07	•	(3.66)	(3.59)	0.04	1.26	—	1.30	—	12.06	(21.02)	1.07	0.95	0.95	0.53	98,127	14
12-31-21	14.94	0.02	•	2.04	2.06	0.05	—	—	0.05	—	16.95	13.81	1.04	0.95	0.95	0.14	131,976	36
12-31-20	13.75	0.06		2.04	2.10	0.08	0.83	—	0.91	—	14.94	18.93	1.05	0.95	0.95	0.46	113,940	41
Class I
12-31-24	13.79	0.14	•	1.29	1.43	0.17	0.89	—	1.06	—	14.16	11.13	0.56	0.45	0.45	1.00	204,832	13
12-31-23	12.61	0.16	•	1.81	1.97	0.25	0.53	—	0.78	—	13.79	16.68	0.59	0.45	0.45	1.23	228,924	9
12-31-22	17.69	0.14	•	(3.83)	(3.69)	0.13	1.26	—	1.39	—	12.61	(20.69)	0.57	0.45	0.45	1.04	217,487	14
12-31-21	15.57	0.11	•	2.12	2.23	0.11	—	—	0.11	—	17.69	14.34	0.54	0.45	0.45	0.64	274,932	36
12-31-20	14.30	0.13		2.12	2.25	0.15	0.83	—	0.98	—	15.57	19.56	0.55	0.45	0.45	0.97	252,530	41
Class S
12-31-24	13.62	0.10	•	1.28	1.38	0.14	0.89	—	1.03	—	13.97	10.82	0.81	0.70	0.70	0.76	254,257	13
12-31-23	12.46	0.12	•	1.79	1.91	0.22	0.53	—	0.75	—	13.62	16.35	0.84	0.70	0.70	0.97	272,263	9
12-31-22	17.47	0.11	•	(3.79)	(3.68)	0.07	1.26	—	1.33	—	12.46	(20.89)	0.82	0.70	0.70	0.77	271,895	14
12-31-21	15.39	0.07	•	2.09	2.16	0.08	—	—	0.08	—	17.47	14.04	0.79	0.70	0.70	0.37	398,676	36
12-31-20	14.15	0.10		2.10	2.20	0.13	0.83	—	0.96	—	15.39	19.34	0.80	0.70	0.70	0.71	420,955	41
Class S2
12-31-24	13.30	0.08	•	1.24	1.32	0.12	0.89	—	1.01	—	13.61	10.62	0.96	0.85	0.85	0.61	5,159	13
12-31-23	12.18	0.10	•	1.75	1.85	0.20	0.53	—	0.73	—	13.30	16.21	0.99	0.85	0.85	0.82	5,237	9
12-31-22	17.11	0.08	•	(3.70)	(3.62)	0.05	1.26	—	1.31	—	12.18	(21.01)	0.97	0.85	0.85	0.63	4,945	14
12-31-21	15.07	0.04	•	2.06	2.10	0.06	—	—	0.06	—	17.11	13.95	0.94	0.85	0.85	0.23	6,614	36
12-31-20	13.86	0.09		2.04	2.13	0.09	0.83	—	0.92	—	15.07	19.03	0.95	0.85	0.85	0.56	6,495	41
Voya U.S. Bond Index Portfolio
Class ADV
12-31-24	9.19	0.30	•	(0.26)	0.04	0.32	—	—	0.32	—	8.91	0.40	0.92	0.86	0.86	3.37	19,352	432
12-31-23	9.09	0.27	•	0.13	0.40	0.30	—	—	0.30	—	9.19	4.51	0.91	0.86	0.86	2.95	20,490	312
12-31-22	10.71	0.20	•	(1.65)	(1.45)	0.17	—	—	0.17	—	9.09	(13.60)	0.88	0.86	0.86	2.05	19,965	464
12-31-21	11.27	0.10	•	(0.35)	(0.25)	0.12	0.19	—	0.31	—	10.71	(2.29)	0.89	0.88	0.88	0.91	25,037	488
12-31-20	10.85	0.13		0.59	0.72	0.23	0.07	—	0.30	—	11.27	6.69	0.88	0.88	0.88	1.23	30,573	377
Class I
12-31-24	9.23	0.35	•	(0.28)	0.07	0.36	—	—	0.36	—	8.94	0.80	0.42	0.36	0.36	3.87	1,368,332	432
12-31-23	9.13	0.31	•	0.14	0.45	0.35	—	—	0.35	—	9.23	5.03	0.41	0.36	0.36	3.45	1,445,259	312
12-31-22	10.75	0.25	•	(1.65)	(1.40)	0.22	—	—	0.22	—	9.13	(13.10)	0.38	0.36	0.36	2.54	1,300,764	464
12-31-21	11.32	0.15	•	(0.36)	(0.21)	0.17	0.19	—	0.36	—	10.75	(1.87)	0.39	0.38	0.38	1.42	1,682,328	488
12-31-20	10.90	0.20		0.58	0.78	0.29	0.07	—	0.36	—	11.32	7.20	0.38	0.38	0.38	1.73	1,811,026	377
Class S
12-31-24	9.20	0.33	•	(0.27)	0.06	0.34	—	—	0.34	—	8.92	0.65	0.67	0.61	0.61	3.63	184,564	432
12-31-23	9.10	0.29	•	0.13	0.42	0.32	—	—	0.32	—	9.20	4.77	0.66	0.61	0.61	3.20	131,424	312
12-31-22	10.72	0.22	•	(1.65)	(1.43)	0.19	—	—	0.19	—	9.10	(13.37)	0.63	0.61	0.61	2.29	136,210	464
12-31-21	11.29	0.13	•	(0.37)	(0.24)	0.14	0.19	—	0.33	—	10.72	(2.13)	0.64	0.63	0.63	1.16	174,357	488
12-31-20	10.86	0.16		0.60	0.76	0.26	0.07	—	0.33	—	11.29	7.05	0.63	0.63	0.63	1.47	205,870	377
Class S2
12-31-24	9.20	0.31	•	(0.26)	0.05	0.33	—	—	0.33	—	8.92	0.50	0.82	0.76	0.76	3.47	938	432
12-31-23	9.10	0.28	•	0.13	0.41	0.31	—	—	0.31	—	9.20	4.62	0.81	0.76	0.76	3.06	928	312

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya U.S. Bond Index Portfolio (continued)
Class S2 (continued)
12-31-22	10.72	0.21	•	(1.65)	(1.44)	0.18	—	—	0.18	—	9.10	(13.50)	0.78	0.76	0.76	2.12	910	464
12-31-21	11.29	0.11	•	(0.36)	(0.25)	0.13	0.19	—	0.31	—	10.72	(2.27)	0.79	0.78	0.78	1.02	1,356	488
12-31-20	10.87	0.15	•	0.58	0.73	0.24	0.07	—	0.31	—	11.29	6.79	0.78	0.78	0.78	1.33	1,370	377

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The nine series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

Russia’s large-scale invasion of Ukraine on February 24, 2022 created circumstances that significantly impacted Emerging Markets Index’s operations. The combination of market closures, Western sanctions, retaliatory Russian sanctions, and capital controls as a result of Russia’s invasion have rendered Emerging Markets Index’s investments in Russian securities, including depository receipts, illiquid. In addition, U.S. and non-U.S. exchanges have halted trading in certain ADRs and GDRs of Russian companies. Consequently, the Russian equity market has become largely restricted and it is uncertain when these restrictions on trading Russian securities will be relieved. As a result, Russian securities held by Emerging Markets Index were fair valued at $0. (see Note 2.A for additional information on security valuation procedures) Subsequent to February 24, 2022, certain Russian securities held by Emerging Markets Index had declared dividends, however there is no assurance these dividends can be collected by Emerging Markets Index. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2024. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of December 31, 2024.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open- end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2024, there were no open OTC derivatives for any Portfolio.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the year ended December 31, 2024, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the year ended December 31, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.

	Buy	Sell
Emerging Markets Index	$4,180	$—
International Index	—	9,875

As of December 31, 2024, Emerging Markets Index and International Index did not have any open forward foreign currency contracts.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios’ assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2024, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2024, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Purchased	Sold
Emerging Markets Index	$3,061,485	$—
International Index	26,236,303	—
Russell™ Large Cap Growth Index	4,108,758	—
Russell™ Large Cap Index	4,786,183	—
Russell™ Large Cap Value Index	2,874,455	—
Russell™ Mid Cap Growth Index	2,293,570	—
Russell™ Mid Cap Index	3,015,958	—
Russell™ Small Cap Index	12,206,777	—
U.S. Bond Index	148,426,641	30,665,621

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of December 31, 2024.

J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the year ended December 31, 2024, U.S. Bond Index had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond Index used CDX swaps to hedge the credit risk associated with various sectors within the credit market.

During the year ended December 31, 2024, U.S. Bond Index had bought credit protection with an average notional amount of $30,000,000 on credit default swaps. U.S. Bond Index did not have any open credit default swaps at December 31, 2024.

K. Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At December 31, 2024, there was no collateral pledged or received for open delayed-delivery or when-issued transactions.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:

	Purchases	Sales
Emerging Markets Index	$15,114,559	$20,984,018
International Index	85,194,416	122,746,037
Russell™ Large Cap Growth Index	472,777,409	1,047,705,100
Russell™ Large Cap Index	280,800,422	1,970,985,343
Russell™ Large Cap Value Index	344,495,709	1,552,287,320
Russell™ Mid Cap Growth Index	521,454,062	713,525,538
Russell™ Mid Cap Index	300,559,990	413,880,530
Russell™ Small Cap Index	77,352,345	169,936,667
U.S. Bond Index	221,756,354	245,928,323

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$6,169,851,387	$6,170,472,294

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Emerging Markets Index	0.38%
International Index	0.48% on the first $500 million;
0.46% on the next $500 million;
0.44% on the next $500 million;
0.42% on the next $500 million;
and 0.40% thereafter

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Russell™ Large Cap	0.50% on the first $500 million;
Growth Index	0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion;
0.33% on the next $1 billion;
and 0.31% thereafter
Russell™ Large Cap Value	0.50% on the first $250 million;
Index	0.40% on the next $250 million;
and 0.35% thereafter
Russell™ Mid Cap Growth	0.50% on the first $500 million;
Index	0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion;
0.34% on the next $2 billion;
and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion;
0.41% on the next $1 billion;
and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million;
0.37% on the next $500 million;
0.35% on the next $1 billion;
0.33% on the next $2 billion;
0.31% on the next $2 billion;
and 0.29% thereafter

Pursuant to a side letter agreement for Russell™ Large Cap Growth Index, Russell™ Large Cap Value Index, and Russell™ Mid Cap Growth Index, Voya has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios, except Emerging Markets Index, are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its

Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	23.63%
	Russell™ Large Cap Value Index	22.41
Voya Global Perspectives® Portfolio	Emerging Markets Index	5.63
Voya Index Solution 2035 Portfolio	U.S. Bond Index	7.08
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	27.65
	Russell™ Large Cap Index	29.44
	Russell™ Large Cap Value Index	36.96
	Russell™ Mid Cap Index	22.84
	Russell™ Small Cap Index	21.46
Voya Retirement Conservative Portfolio	U.S. Bond Index	8.03
Voya Retirement Growth Portfolio	Emerging Markets Index	55.38
	International Index	17.15
	Russell™ Mid Cap Index	17.49
	Russell™ Small Cap Index	5.91
	U.S. Bond Index	16.01

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Retirement Insurance and Annuity Company	International Index	9.89
	Russell™ Large Cap Growth Index	26.46
	Russell™ Large Cap Index	62.78
	Russell™ Large Cap Value Index	30.02
	Russell™ Mid Cap Index	34.46
	Russell™ Small Cap Index	29.85
Voya Retirement Moderate Growth Portfolio	Emerging Markets Index	25.03
	International Index	7.40
	Russell™ Mid Cap Index	5.93
	U.S. Bond Index	20.93
Voya Retirement Moderate Portfolio	Emerging Markets Index	13.43
	U.S. Bond Index	17.47

The Investment Adviser may direct the Portfolios’ Sub- Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Emerging Markets Index	$215
International Index	296,770
Russell™ Large Cap Growth Index	464,708
Russell™ Large Cap Index	504,590
Russell™ Large Cap Value Index	130,175
Russell™ Mid Cap Growth Index	58,390
Russell™ Mid Cap Index	808,666
Russell™ Small Cap Index	567,026
U.S. Bond Index	84,384

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the year ended December 31, 2024, Russell™ Large Cap Growth Index, Russell™ Large Cap Index, and Russell™ Large Cap Value Index engaged in such transactions amounting to $528,428,711, $1,430,885,461, and $994,200,499 of in-kind sales, resulting in a net realized gain of $260,251,775, $734,223,399, and $261,690,270, respectively.

NOTE 8 — LICENSING FEE

The following Portfolios pay an annual licensing fee to the licensor listed below in order to obtain data and permissions necessary to achieve its principal investment strategy:

Portfolio	Licensor
Emerging Markets Index	MSCI Inc.
International Index	MSCI Inc.
RussellTM Large Cap Growth Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Growth Index, RussellTM Mid Cap Index, and RussellTM Small Cap Index	Frank Russell Company

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Emerging Markets Index	N/A	0.55%	0.80%	N/A
International Index	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Index	0.87%	0.37%	0.62%	0.77%
Russell™ Mid Cap Growth Index	N/A	0.43%	0.68%	0.83%
Russell™ Mid Cap Index	0.93%	0.43%	0.68%	0.83%

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolio	Class ADV	Class I	Class S	Class S2
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.88%	0.38%	0.63%	0.78%

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement, through May 1, 2025 for Russell™ Large Cap Growth Index and Russell™ Large Cap Value Index, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for U.S Bond Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
Emerging Markets Index	$—	$494,748	$93,190	$587,938
International Index	1,007,590	1,153,098	1,058,403	3,219,091
Russell™ Small Cap Index	782,014	169,065	56,616	1,007,695

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Emerging Markets Index
Class I	$—	$466	$313	$779
International Index
Class ADV	$—	$120,833	$97,578	$218,411
Class I	—	199,256	177,505	376,761
Class S	—	43,963	28,787	72,750
Class S2	—	645	481	1,126
Russell™ Small Cap Index
Class ADV	$—	$105,685	$106,096	$211,781
Class I	—	218,798	204,221	423,019
Class S	—	283,141	252,471	535,612
Class S2	—	5,100	4,773	9,873

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — LINE OF CREDIT (continued)

of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

The following Portfolios utilized the line of credit during the year ended December 31, 2024:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Emerging Markets Index	1	$798,000	6.33%
International Index	23	3,893,217	6.33
Russell™ Large Cap Growth Index	2	2,674,000	6.33
Russell™ Large Cap Index	11	6,810,818	6.30
Russell™ Large Cap Value Index	4	2,920,250	6.33
Russell™ Mid Cap Growth Index	13	1,985,077	6.31
Russell™ Mid Cap Index	10	3,244,200	6.30
Russell™ Small Cap Index	2	6,692,000	6.33

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Emerging Markets Index
Class I
12/31/2024	1,717,573	—	584,719	(2,254,182)	—	48,110	16,875,110	—	5,806,260	(22,636,716)	—	44,654
12/31/2023	49,125,185	—	2,255,655	(54,575,412)	—	(3,194,572)	500,786,925	—	20,977,589	(538,228,035)	—	(16,463,521)
Class P2(1)
12/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	8,661,688	—	—	(60,744,013)	—	(52,082,325)	93,021,053	—	—	(633,392,670)	—	(540,371,617)
Class S
12/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	21	—	—	(776)	—	(755)	221	—	—	(7,845)	—	(7,624)
International Index
Class ADV
12/31/2024	1,842,800	—	849,026	(7,140,163)	—	(4,448,337)	20,523,356	—	9,568,522	(80,365,266)	—	(50,273,388)
12/31/2023	1,371,025	—	1,774,839	(6,384,342)	—	(3,238,478)	14,108,947	—	18,227,601	(65,227,589)	—	(32,891,041)
Class I
12/31/2024	14,879,376	—	1,681,286	(10,228,106)	—	6,332,556	169,155,620	—	19,301,161	(117,231,369)	—	71,225,412
12/31/2023	10,029,389	—	2,750,385	(11,402,494)	—	1,377,280	107,710,452	—	28,769,025	(119,200,808)	—	17,278,669
Class P2(2)
12/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	724,773	—	—	(94,018,251)	—	(93,293,478)	7,841,722	—	—	(1,025,583,895)	—	(1,017,742,173)
Class S
12/31/2024	557,733	—	266,980	(2,965,649)	—	(2,140,936)	6,342,012	—	3,043,573	(33,564,080)	—	(24,178,495)
12/31/2023	582,781	—	589,877	(2,351,390)	—	(1,178,732)	5,982,619	—	6,128,825	(24,427,783)	—	(12,316,339)
Class S2
12/31/2024	42,301	—	4,168	(37,377)	—	9,092	475,107	—	47,477	(431,527)	—	91,057
12/31/2023	45,076	—	7,303	(32,312)	—	20,067	473,728	—	75,800	(333,617)	—	215,911
Russell™ Large Cap Growth Index
Class ADV
12/31/2024	—	—	6	—	—	6	—	—	436	—	—	436
12/31/2023	—	—	8	—	—	8	—	—	414	—	—	414
Class I
12/31/2024	2,050,535	—	503,395	(1,888,968)	—	664,962	153,106,980	—	34,396,947	(137,945,395)	—	49,558,532
12/31/2023	6,279,842	—	665,061	(5,008,179)	—	1,936,724	311,582,771	—	34,357,077	(265,166,715)	—	80,773,133

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Russell™ Large Cap Growth Index (continued)
Class S
12/31/2024	608,547	—	508,795	(9,090,343)	—	(7,973,001)	42,658,237	—	34,516,631	(637,830,967)	—	(560,656,099)
12/31/2023	819,867	—	689,943	(1,872,541)	—	(362,731)	45,456,600	—	35,414,778	(102,411,338)	—	(21,539,960)
Russell™ Large Cap Index
Class ADV
12/31/2024	401,126	—	39,517	(823,632)	—	(382,989)	14,591,310	—	1,409,954	(30,943,096)	—	(14,941,832)
12/31/2023	653,739	—	42,734	(401,362)	—	295,111	19,226,833	—	1,187,571	(11,508,276)	—	8,906,128
Class I
12/31/2024	1,120,222	—	166,132	(1,780,367)	—	(494,013)	42,709,404	—	6,085,424	(68,073,992)	—	(19,279,164)
12/31/2023	1,443,765	—	204,398	(3,222,942)	—	(1,574,779)	43,579,091	—	5,823,303	(92,256,203)	—	(42,853,809)
Class S
12/31/2024	194,449	—	368,037	(44,428,021)	—	(43,865,535)	7,402,130	—	13,378,163	(1,674,279,715)	—	(1,653,499,422)
12/31/2023	272,565	—	524,298	(8,835,248)	—	(8,038,385)	8,134,368	—	14,827,158	(257,709,157)	—	(234,747,631)
Class S2
12/31/2024	1,142	—	9	(3,026)	—	(1,875)	43,126	—	339	(113,183)	—	(69,718)
12/31/2023	350	—	39	(341)	—	48	10,130	—	1,156	(10,940)	—	346
Russell™ Large Cap Value Index
Class ADV
12/31/2024	—	—	7	—	—	7	—	—	199	—	—	199
12/31/2023	—	—	3	—	—	3	—	—	87	—	—	87
Class I
12/31/2024	146,057	—	205,096	(3,139,163)	—	(2,788,010)	4,403,687	—	6,074,946	(93,186,603)	—	(82,707,970)
12/31/2023	3,006,704	—	70,534	(689,985)	—	2,387,253	80,202,185	—	1,825,432	(18,578,275)	—	63,449,342
Class S
12/31/2024	433,265	—	1,344,680	(37,808,257)	—	(36,030,312)	13,032,238	—	39,479,816	(1,152,549,630)	—	(1,100,037,576)
12/31/2023	448,053	—	844,259	(7,756,514)	—	(6,464,202)	11,857,315	—	21,663,685	(205,672,641)	—	(172,151,641)
Russell™ Mid Cap Growth Index
Class I
12/31/2024	62,408	—	1,982	(56,507)	—	7,883	2,769,056	—	81,551	(2,375,238)	—	475,369
12/31/2023	50,447	—	2,536	(77,519)	—	(24,536)	1,738,028	—	84,691	(2,777,483)	—	(954,764)
Class S
12/31/2024	302,590	—	37,219	(4,990,342)	—	(4,650,533)	13,145,828	—	1,522,627	(212,575,682)	—	(197,907,227)
12/31/2023	154,100	—	57,588	(4,785,356)	—	(4,573,668)	5,187,584	—	1,911,922	(165,169,463)	—	(158,069,957)
Class S2
12/31/2024	3,086	—	34	(4,927)	—	(1,807)	135,315	—	1,365	(215,117)	—	(78,437)
12/31/2023	3,625	—	41	(6,086)	—	(2,420)	128,458	—	1,342	(212,733)	—	(82,933)
Russell™ Mid Cap Index
Class ADV
12/31/2024	484,795	—	1,920,857	(2,600,749)	—	(195,097)	5,039,767	—	18,901,232	(27,316,735)	—	(3,375,736)
12/31/2023	718,173	—	2,226,364	(2,280,538)	—	663,999	7,163,955	—	20,148,595	(22,487,981)	—	4,824,569
Class I
12/31/2024	7,018,730	—	5,570,034	(12,782,743)	—	(193,979)	74,601,824	—	58,986,658	(144,920,082)	—	(11,331,600)
12/31/2023	3,627,469	—	6,969,674	(11,484,815)	—	(887,672)	38,476,184	—	67,327,051	(122,589,446)	—	(16,786,211)
Class P2(3)
12/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	3,641,280	—	—	(27,629,002)	—	(23,987,722)	41,935,455	—	—	(327,659,621)	—	(285,724,166)
Class S
12/31/2024	1,015,145	—	1,821,942	(3,976,584)	—	(1,139,497)	11,285,132	—	18,875,320	(43,715,423)	—	(13,554,971)
12/31/2023	1,005,143	—	2,205,436	(3,488,392)	—	(277,813)	10,308,000	—	20,885,480	(36,115,728)	—	(4,922,248)
Class S2
12/31/2024	130,163	—	84,014	(228,893)	—	(14,716)	1,411,971	—	845,179	(2,439,372)	—	(182,222)
12/31/2023	92,180	—	81,698	(158,038)	—	15,840	937,705	—	754,069	(1,692,184)	—	(410)
Russell™ Small Cap Index
Class ADV
12/31/2024	418,335	—	658,429	(1,237,011)	—	(160,247)	5,479,150	—	8,151,346	(16,482,831)	—	(2,852,335)
12/31/2023	547,538	—	520,214	(850,895)	—	216,857	6,698,872	—	5,847,205	(10,312,603)	—	2,233,474
Class I
12/31/2024	1,019,392	—	1,205,251	(4,359,813)	—	(2,135,170)	13,849,354	—	15,668,264	(60,938,691)	—	(31,421,073)
12/31/2023	1,231,274	—	1,086,741	(2,953,226)	—	(635,211)	15,686,661	—	12,780,079	(38,174,409)	—	(9,707,669)
Class P2(4)
12/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	679,695	—	—	(24,614,360)	—	(23,934,665)	8,805,325	—	—	(334,890,783)	—	(326,085,458)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Russell™ Small Cap Index (continued)
Class S
12/31/2024	725,854	—	1,513,424	(4,033,366)	—	(1,794,088)	9,994,131	—	19,447,503	(55,200,111)	—	(25,758,477)
12/31/2023	633,121	—	1,326,895	(3,782,610)	—	(1,822,594)	7,981,857	—	15,431,789	(47,613,323)	—	(24,199,677)
Class S2
12/31/2024	72,993	—	29,638	(117,580)	—	(14,949)	981,475	—	371,359	(1,570,863)	—	(218,029)
12/31/2023	61,487	—	24,370	(97,816)	—	(11,959)	768,166	—	277,086	(1,227,365)	—	(182,113)
U.S. Bond Index
Class ADV
12/31/2024	188,411	—	76,270	(321,927)	—	(57,246)	1,703,293	—	688,874	(2,903,193)	—	(511,026)
12/31/2023	295,110	—	71,704	(333,795)	—	33,019	2,666,582	—	648,196	(3,014,875)	—	299,903
Class I
12/31/2024	63,314,450	—	6,227,720	(73,190,039)	—	(3,647,869)	574,800,470	—	56,451,837	(664,475,437)	—	(33,223,130)
12/31/2023	79,783,782	—	6,098,654	(71,775,807)	—	14,106,629	732,145,241	—	55,363,942	(649,640,093)	—	137,869,090
Class P2(5)
12/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	2,453,186	—	459,879	(151,294,908)	—	(148,381,843)	22,848,463	—	4,313,669	(1,412,970,915)	—	(1,385,808,783)
Class S
12/31/2024	8,681,659	—	652,720	(2,925,039)	—	6,409,340	78,496,570	—	5,909,607	(26,561,060)	—	57,845,117
12/31/2023	1,211,352	—	515,318	(2,411,167)	—	(684,497)	10,964,793	—	4,664,310	(21,878,713)	—	(6,249,610)
Class S2
12/31/2024	30,557	—	3,718	(29,983)	—	4,292	278,306	—	33,630	(269,913)	—	42,023
12/31/2023	13,800	—	3,596	(16,510)	—	886	125,454	—	32,549	(151,239)	—	6,764

(1)	Class P2 was fully redeemed on close of business on March 30, 2023

(2)	Class P2 was fully redeemed on close of business on February 3, 2023

(3)	Class P2 was fully redeemed on close of business on January 27, 2023

(4)	Class P2 was fully redeemed on close of business on January 20, 2023

(5)	Class P2 was fully redeemed on close of business on February 14, 2023

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — SECURITIES LENDING (continued)

The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

Emerging Markets Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Financial Markets	$8,493	$(8,493)	$—
Citigroup Global Markets Limited	26,436	(26,436)	—
HSBC Bank PLC	63,541	(63,541)	—
JP Morgan Securities Plc.	62,043	(62,043)	—
Merrill Lynch International	178,747	(178,747)	—
Morgan Stanley & Co. LLC	224,742	(224,742)	—
UBS AG	43,274	(43,274)	—
Wells Fargo Securities LLC	10,458	(10,458)	—
Total	$617,734	$(617,734)	$—

(1)	Cash collateral with a fair value of $695,223 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Financial Markets	$220,976	$(220,976)	$—
BofA Securities Inc	35,580	(35,580)	—
Citigroup Global Markets Inc.	13,450	(13,450)	—
Citigroup Global Markets Limited	3,007,752	(3,007,752)	—
Goldman Sachs International	159,541	(159,541)	—
Goldman, Sachs & Co. LLC	583,015	(583,015)	—
HSBC Bank PLC	2,429,576	(2,429,576)	—
JP Morgan Securities Plc.	8,686,550	(8,686,550)	—
Macquarie Bank Ltd	3,442,394	(3,442,394)	—
Merrill Lynch International	2,520,349	(2,520,349)	—
Morgan Stanley & Co. International PLC	1,060,549	(1,060,549)	—
Morgan Stanley & Co. LLC	20,344,604	(20,344,604)	—
State Street Bank and Trust Company	24,916,133	(24,916,133)	—
TD Prime Services LLC	691,704	(691,704)	—
TD Securities (USA) Inc.	2,870,608	(2,870,608)	—
UBS AG	300,971	(300,971)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Wells Fargo Securities LLC	$181,424	$(181,424)	$—
Total	$71,465,176	$(71,465,176)	$—

(1)	Cash collateral with a fair value of $75,658,067 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$31,058	$(31,058)	$—
Janney Montgomery Scott LLC	369,264	(369,264)	—
Mizuho Securities USA LLC.	503,714	(503,714)	—
Morgan Stanley & Co. LLC	2,050,132	(2,050,132)	—
National Financial Services LLC	179,467	(179,467)	—
State Street Bank and Trust Company	1,047,710	(1,047,710)	—
UBS AG	228,054	(228,054)	—
Total	$4,409,399	$(4,409,399)	$—

(1)	Cash collateral with a fair value of $4,525,642 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$45,971	$(45,971)	$—
BNP Paribas Securities Corp.	534,237	(534,237)	—
BofA Securities Inc	525,510	(525,510)	—
Citigroup Global Markets Inc.	322,965	(322,965)	—
Deutsche Bank Securities Inc.	171,417	(171,417)	—
Goldman, Sachs & Co. LLC	507,705	(507,705)	—
Janney Montgomery Scott LLC	895,396	(895,396)	—
Mizuho Securities USA LLC.	208,439	(208,439)	—
Morgan Stanley & Co. LLC	1,784,488	(1,784,488)	—
National Financial Services LLC	352,981	(352,981)	—
Natixis Securities America LLC	748,702	(748,702)	—
Nomura Securities International, Inc.	118,106	(118,106)	—
Scotia Capital (USA) INC	325,402	(325,402)	—
State Street Bank and Trust Company	1,259,149	(1,259,149)	—
UBS AG	146,992	(146,992)	—

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Wells Fargo Bank NA	$53,152	$(53,152)	$—
Wells Fargo Securities LLC	1,924	(1,924)	—
Total	$8,002,536	$(8,002,536)	$—

(1)	Cash collateral with a fair value of $8,242,299 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$369,684	$(369,684)	$—
BMO Capital Markets Corp	373,957	(373,957)	—
BNP Paribas Prime Brokerage Intl Ltd	2,412,675	(2,412,675)	—
BNP Paribas Securities Corp.	1,404,806	(1,404,806)	—
BofA Securities Inc	2,034,968	(2,034,968)	—
Citadel Clearing LLC	243,480	(243,480)	—
Citigroup Global Markets Inc.	814,748	(814,748)	—
Deutsche Bank Securities Inc.	1,694,779	(1,694,779)	—
Goldman, Sachs & Co. LLC	679,173	(679,173)	—
HSBC Bank PLC	284,440	(284,440)	—
J.P. Morgan Securities LLC	1,665,697	(1,665,697)	—
Janney Montgomery Scott LLC	1,041,194	(1,041,194)	—
Jefferies LLC	474,834	(474,834)	—
Mizuho Securities USA LLC.	128,758	(128,758)	—
Morgan Stanley & Co. LLC	2,056,046	(2,056,046)	—
National Bank of Canada Financial Inc	519,578	(519,578)	—
National Financial Services LLC	6,321,544	(6,321,544)	—
Natixis Securities America LLC	1,627,274	(1,627,274)	—
RBC Capital Markets, LLC	224	(224)	—
Scotia Capital (USA) INC	895	(895)	—
SG Americas Securities, LLC	22,776	(22,776)	—
State Street Bank and Trust Company	1,663,365	(1,663,365)	—
TD Prime Services LLC	133,127	(133,127)	—
TD Securities (USA) Inc.	27,458	(27,458)	—
UBS AG	1,234,890	(1,234,890)	—
Wells Fargo Bank NA	639,367	(639,367)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Wells Fargo Securities LLC	$698,819	$(698,819)	$—
Total	$28,568,556	$(28,568,556)	$—

(1)	Cash collateral with a fair value of $29,488,793 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$984,827	$(984,827)	$—
Barclays Capital Inc.	157,710	(157,710)	—
BMO Capital Markets Corp	285,847	(285,847)	—
BNP Paribas	654,220	(654,220)	—
BNP Paribas Prime Brokerage Intl Ltd	178,594	(178,594)	—
BofA Securities Inc	1,129,364	(1,129,364)	—
Citadel Clearing LLC	46,849	(46,849)	—
Citigroup Global Markets Inc.	2,681,694	(2,681,694)	—
Goldman, Sachs & Co. LLC	1,776,698	(1,776,698)	—
Mizuho Securities USA LLC.	148,794	(148,794)	—
Morgan Stanley & Co. LLC	44,909	(44,909)	—
MUFG Securities Americas Inc.	64,949	(64,949)	—
National Bank Financial Inc	914,709	(914,709)	—
NatWest Markets Securities Inc.	54,693	(54,693)	—
RBC Dominion Securities Inc	30,036	(30,036)	—
State Street Bank and Trust Company	62,464	(62,464)	—
TD Prime Services LLC	110,580	(110,580)	—
TD Securities (USA) Inc.	2,371,126	(2,371,126)	—
TD Securities Inc	176,621	(176,621)	—
Truist Securities INC	100,355	(100,355)	—
US Bancorp Investments	263,444	(263,444)	—
Wells Fargo Bank NA	28,000	(28,000)	—
Wells Fargo Securities LLC	2,170,047	(2,170,047)	—
Total	$14,436,530	$(14,436,530)	$—

(1)	Cash collateral with a fair value of $15,001,851 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydown gains and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in Capital	Distributable Earnings
Russell™ Large Cap Growth Index(1)	$260,062,672	$(260,062,672)
Russell™ Large Cap Index(1)	727,164,643	(727,164,643)
Russell™ Large Cap Value Index(1)	253,431,876	(253,431,876)
Russell™ Mid Cap Index	19,576	(19,576)
Russell™ Small Cap Index	(38,734)	38,734

(1)	Amounts relate to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Emerging Markets Index	$5,806,422	$—	$20,977,805	$—
International Index	31,960,733	—	53,201,251	—
Russell™ Large Cap Growth Index	33,176,414	35,737,600	5,069,874	64,702,395
Russell™ Large Cap Index	20,873,880	—	21,839,188	—
Russell™ Large Cap Value Index	45,554,961	—	23,489,204	—
Russell™ Mid Cap Growth Index	1,605,543	—	1,997,955	—
Russell™ Mid Cap Index	11,838,288	85,770,101	15,923,688	93,191,507
Russell™ Small Cap Index	6,117,582	37,520,890	10,163,345	24,172,814
U.S. Bond Index	63,083,948	—	66,147,135	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Emerging Markets Index	$2,281,817	$—	$(22,106,278)	$(10,005,793)	Short-term	$(715,929)	$(129,964,285)
				(99,418,102)	Long-term
				$(109,423,895)
International Index	28,389,511	—	452,837,927	(22,138,580)	Short-term	—	283,908,223
				(175,180,635)	Long-term
				$(197,319,215)
Russell™ Large Cap Growth Index	7,041,122	146,209,433	1,159,651,608	—	—	—	1,312,902,163
Russell™ Large Cap Index	14,055,972	22,473,395	720,199,163	—	—	—	756,728,530
Russell™ Large Cap Value Index	21,219,000	43,954,657	97,387,312	—	—	—	162,560,969
Russell™ Mid Cap Growth Index	340,437	—	313,066,136	(47,137,450)	Short-term	—	266,269,123
Russell™ Mid Cap Index	17,059,828	102,607,057	500,132,125	—	—	—	619,799,010
Russell™ Small Cap Index	9,410,809	56,165,512	244,236,812	—	—	—	309,813,133
U.S. Bond Index	2,889,205	—	(66,043,443)	(22,939,192)	Short-term	—	(377,832,459)
				(291,739,029)	Long-term
				$(314,678,221)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2024, the following Portfolio declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0255	February 3, 2025	Daily
Class I	$0.0294	February 3, 2025	Daily
Class S	$0.0274	February 3, 2025	Daily
Class S2	$0.0263	February 3, 2025	Daily

Fee change: Effective January 1, 2025, the expense limits for RussellTM Small Cap Index were lowered to 0.93%, 0.43%, 0.68% and 0.83% for Classes ADV, I, S and S2, respectively.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.0%
	Brazil: 3.0%
55,292	Ambev SA	$105,073	0.1
67,033	B3 SA - Brasil Bolsa Balcao	111,978	0.1
15,974	Banco Bradesco SA	27,512	0.0
14,229	Banco BTG Pactual SA	62,648	0.1
20,296	Banco do Brasil SA	79,405	0.1
8,372	BB Seguridade Participacoes SA	49,030	0.1
6,200	BRF SA	25,451	0.0
6,300	Caixa Seguridade Participacoes S/A	14,532	0.0
12,223	CCR SA	20,121	0.0
15,172	Centrais Eletricas Brasileiras SA	83,819	0.1
5,726	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	82,027	0.1
8,599	Cia Siderurgica Nacional SA	12,332	0.0
16,790	Cosan SA	22,177	0.0
8,400 (1)	Embraer SA	76,401	0.1
3,591	Energisa S/A	21,205	0.0
2,890	Engie Brasil Energia SA	16,607	0.0
15,425	Equatorial Energia SA	68,413	0.1
62,660 (1)(2)	Hapvida Participacoes e Investimentos S/A	22,618	0.0
5,472	Hypera SA	16,023	0.0
2,898 (3)	Inter & Co., Inc. - Class A	12,230	0.0
9,407	JBS S/A	55,274	0.1
11,142	Klabin SA	41,842	0.1
11,147	Localiza Rent a Car SA	58,100	0.1
11,204	Natura & Co. Holding SA	23,141	0.0
36,671 (1)	NU Holdings Ltd./Cayman Islands - Class A	379,912	0.4
46,513	Petroleo Brasileiro SA	296,718	0.3
10,066	PRIO SA/Brazil	65,419	0.1
16,002	Raia Drogasil SA	56,985	0.1
8,824 (2)	Rede D’Or Sao Luiz SA	36,308	0.0
16,006	Rumo SA	46,221	0.1
2,962 (1)(3)	StoneCo Ltd. - Class A	23,607	0.0
8,480	Suzano SA	84,802	0.1
5,263	Telefonica Brasil SA	39,844	0.0
10,937	TIM SA/Brazil	25,635	0.0
6,973	Totvs SA	30,193	0.0
9,380	Ultrapar Participacoes SA	24,111	0.0
40,917	Vale SA - Foreign	361,294	0.4
12,768	Vibra Energia SA	36,871	0.0
20,005	WEG SA	170,879	0.2
4,405	XP, Inc. - Class A	52,199	0.1
		2,838,957	3.0
	Chile: 0.3%
545,682	Banco de Chile	62,029	0.1
908	Banco de Credito e Inversiones SA	25,199	0.0
837,386	Banco Santander Chile	39,826	0.1
15,593	Cencosud SA	34,494	0.0
14,487	Empresas CMPC SA	22,737	0.0
4,954	Empresas Copec SA	30,281	0.0
228,158	Enel Americas SA	20,016	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile (continued)
329,941	Enel Chile SA	$19,076	0.0
10,481 (1)	Falabella SA	37,044	0.1
1,852,883	Latam Airlines Group SA	25,580	0.0
		316,282	0.3
	China: 24.8%
6,300	360 Security Technology, Inc. - Class A	8,933	0.0
9,500	AAC Technologies Holdings, Inc.	45,558	0.1
560	Advanced Micro- Fabrication Equipment, Inc. China - Class A	14,501	0.0
4,200	AECC Aviation Power Co. Ltd. - Class A	23,836	0.0
74,100	Agricultural Bank of China Ltd. - Class A	54,211	0.1
321,000	Agricultural Bank of China Ltd. - Class H	182,173	0.2
8,796	Aier Eye Hospital Group Co. Ltd. - Class A	15,965	0.0
7,000 (1)(2)(3)	Akeso, Inc.	54,478	0.1
198,200	Alibaba Group Holding Ltd.	2,097,621	2.2
16,700	Aluminum Corp. of China Ltd. - Class A	16,814	0.0
42,000	Aluminum Corp. of China Ltd. - Class H	24,090	0.0
4,600	Anhui Conch Cement Co. Ltd. - Class A	14,991	0.0
15,000	Anhui Conch Cement Co. Ltd. - Class H	38,186	0.1
2,200	Anhui Gujing Distillery Co. Ltd. - Class B	31,728	0.0
2,200	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	11,272	0.0
15,400	ANTA Sports Products Ltd.	152,095	0.2
863	Autohome, Inc., ADR	22,395	0.0
2,400	Avary Holding Shenzhen Co. Ltd. - Class A	11,984	0.0
39,000	AviChina Industry & Technology Co. Ltd. - Class H	19,240	0.0
27,700 (1)	Baidu, Inc. - Class A	292,141	0.3
23,200	Bank of Beijing Co. Ltd. - Class A	19,549	0.0
4,300	Bank of Chengdu Co. Ltd. - Class A	10,080	0.0
30,100	Bank of China Ltd. - Class A	22,723	0.0
859,000	Bank of China Ltd. - Class H	437,112	0.5
35,300	Bank of Communications Co. Ltd. - Class A	37,579	0.1
96,000	Bank of Communications Co. Ltd. - Class H	78,680	0.1
7,626	Bank of Hangzhou Co. Ltd. - Class A	15,267	0.0
18,170	Bank of Jiangsu Co. Ltd. - Class A	24,446	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
12,357	Bank of Nanjing Co. Ltd. - Class A	$18,029	0.0
6,400	Bank of Ningbo Co. Ltd. - Class A	21,318	0.0
16,400	Bank of Shanghai Co. Ltd. - Class A	20,557	0.0
23,800	Baoshan Iron & Steel Co. Ltd. - Class A	22,817	0.0
415	Beijing Kingsoft Office Software, Inc. - Class A	16,261	0.0
2,000	Beijing New Building Materials PLC - Class A	8,307	0.0
1,113	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	10,744	0.0
42,600	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	35,954	0.1
2,840 (1)	Bilibili, Inc. - Class Z	51,399	0.1
49,800	BOE Technology Group Co. Ltd. - Class A	29,952	0.0
1,636	BYD Co. Ltd. - Class A	63,279	0.1
12,500	BYD Co. Ltd. - Class H	425,164	0.5
10,000	BYD Electronic International Co. Ltd.	53,560	0.1
310 (1)	Cambricon Technologies Corp. Ltd. - Class A	27,896	0.0
149,000 (2)	CGN Power Co. Ltd. - Class H	54,435	0.1
2,900	Chaozhou Three-Circle Group Co. Ltd. - Class A	15,299	0.0
110,000	China CITIC Bank Corp. Ltd. - Class H	75,875	0.1
25,000	China Coal Energy Co. Ltd. - Class H	29,839	0.0
30,000	China Communications Services Corp. Ltd. - Class H	17,518	0.0
12,300	China Construction Bank Corp. - Class A	14,813	0.0
1,158,000	China Construction Bank Corp. - Class H	959,374	1.0
4,400	China CSSC Holdings Ltd. - Class A	21,670	0.0
27,600 (1)	China Eastern Airlines Corp. Ltd. - Class A	15,124	0.0
50,500	China Energy Engineering Corp. Ltd. - Class A	15,842	0.0
59,900	China Everbright Bank Co. Ltd. - Class A	31,758	0.0
46,000 (2)	China Feihe Ltd.	32,008	0.1
49,500	China Galaxy Securities Co. Ltd. - Class H	44,723	0.1
33,500	China Hongqiao Group Ltd.	50,276	0.1
3,800	China International Capital Corp. Ltd. - Class A	17,542	0.0
17,200 (2)	China International Capital Corp. Ltd. - Class H	27,927	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
93,000	China Life Insurance Co. Ltd. - Class H	$174,062	0.2
5,400 (1)(2)	China Literature Ltd.	17,360	0.0
41,000	China Longyuan Power Group Corp. Ltd. - Class H	33,823	0.1
39,000	China Mengniu Dairy Co. Ltd.	87,248	0.1
17,100	China Merchants Bank Co. Ltd. - Class A	92,067	0.1
45,880	China Merchants Bank Co. Ltd. - Class H	234,189	0.3
8,700	China Merchants Energy Shipping Co. Ltd. - Class A	7,639	0.0
8,670	China Merchants Securities Co. Ltd. - Class A	22,757	0.0
10,000	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	14,039	0.0
48,300	China Minsheng Banking Corp. Ltd. - Class A	27,326	0.0
60,600	China Minsheng Banking Corp. Ltd. - Class H	26,745	0.0
54,000 (3)	China National Building Material Co. Ltd. - Class H	24,399	0.0
17,400	China National Nuclear Power Co. Ltd. - Class A	24,855	0.0
5,300	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	15,406	0.0
26,000	China Oilfield Services Ltd. - Class H	23,466	0.0
6,003	China Pacific Insurance Group Co. Ltd. - Class A	28,030	0.0
30,800	China Pacific Insurance Group Co. Ltd. - Class H	99,087	0.1
28,252	China Petroleum & Chemical Corp. - Class A	25,853	0.0
287,600	China Petroleum & Chemical Corp. - Class H	164,080	0.2
69,000	China Railway Group Ltd. - Class H	34,960	0.1
1,800	China Resources Microelectronics Ltd. - Class A	11,633	0.0
8,800 (2)	China Resources Mixc Lifestyle Services Ltd.	32,524	0.1
21,500 (2)	China Resources Pharmaceutical Group Ltd.	15,729	0.0
1,300	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	7,899	0.0
5,670	China Shenhua Energy Co. Ltd. - Class A	33,774	0.1
39,500	China Shenhua Energy Co. Ltd. - Class H	170,396	0.2
14,100 (1)	China Southern Airlines Co. Ltd. - Class A	12,538	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
37,840	China State Construction Engineering Corp. Ltd. - Class A	$31,104	0.0
38,700	China Three Gorges Renewables Group Co. Ltd. - Class A	23,169	0.0
1,903	China Tourism Group Duty Free Corp. Ltd. - Class A	17,468	0.0
558,000 (2)	China Tower Corp. Ltd. - Class H	80,138	0.1
30,100	China United Network Communications Ltd. - Class A	21,894	0.0
29,600 (1)(3)	China Vanke Co. Ltd. - Class H	20,025	0.0
19,100	China Yangtze Power Co. Ltd. - Class A	77,335	0.1
8,560	Chongqing Changan Automobile Co. Ltd. - Class A	15,629	0.0
3,300	Chongqing Zhifei Biological Products Co. Ltd. - Class A	11,887	0.0
71,000	CITIC Ltd.	83,332	0.1
11,660	CITIC Securities Co. Ltd. - Class A	46,606	0.1
17,325	CITIC Securities Co. Ltd. - Class H	47,122	0.1
21,200	CMOC Group Ltd. - Class A	19,309	0.0
39,000	CMOC Group Ltd. - Class H	26,156	0.0
9,500	CNPC Capital Co. Ltd. - Class A	8,970	0.0
3,353	Contemporary Amperex Technology Co. Ltd. - Class A	122,219	0.1
18,000	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	14,373	0.0
12,560	COSCO SHIPPING Holdings Co. Ltd. - Class A	26,668	0.0
32,650	COSCO SHIPPING Holdings Co. Ltd. - Class H	53,452	0.1
162,133 (1)(3)(4)	Country Garden Holdings Co. Ltd.	10,125	0.0
23,900	CRRC Corp. Ltd. - Class A	27,437	0.0
45,000	CRRC Corp. Ltd. - Class H	28,937	0.0
4,800	CSC Financial Co. Ltd. - Class A	16,933	0.0
103,360	CSPC Pharmaceutical Group Ltd.	63,008	0.1
20,200	Daqin Railway Co. Ltd. - Class A	18,767	0.0
12,243	East Money Information Co. Ltd. - Class A	43,316	0.1
9,800	ENN Energy Holdings Ltd.	69,637	0.1
3,200	ENN Natural Gas Co. Ltd. - Class A	9,502	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
600	Eoptolink Technology, Inc. Ltd. - Class A	$9,426	0.0
2,045	Eve Energy Co. Ltd. - Class A	13,093	0.0
5,300	Everbright Securities Co. Ltd. - Class A	13,148	0.0
18,100	Focus Media Information Technology Co. Ltd. - Class A	17,435	0.0
4,369	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	27,474	0.0
30,968	Fosun International Ltd.	18,036	0.0
11,500	Founder Securities Co. Ltd. - Class A	13,120	0.0
10,500	Foxconn Industrial Internet Co. Ltd. - Class A	30,693	0.0
2,400	Fuyao Glass Industry Group Co. Ltd. - Class A	20,517	0.0
6,800 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	48,830	0.1
1,780	Ganfeng Lithium Group Co. Ltd. - Class A	8,536	0.0
21,000	GD Power Development Co. Ltd. - Class A	13,174	0.0
16,000 (1)(3)	Genscript Biotech Corp.	20,120	0.0
4,000 (2)	Giant Biogene Holding Co. Ltd.	25,542	0.0
3,500	GoerTek, Inc. - Class A	12,367	0.0
30,000 (3)	Great Wall Motor Co. Ltd. - Class H	52,281	0.1
3,100	Gree Electric Appliances, Inc. of Zhuhai - Class A	19,304	0.0
2,000	Guangdong Haid Group Co. Ltd. - Class A	13,439	0.0
8,500	Guotai Junan Securities Co. Ltd. - Class A	21,723	0.0
2,479	H World Group Ltd., ADR	81,881	0.1
21,000 (2)	Haidilao International Holding Ltd.	42,395	0.1
6,100	Haier Smart Home Co. Ltd. - Class A	23,791	0.0
28,200	Haier Smart Home Co. Ltd. - Class H	98,536	0.1
8,000	Haitian International Holdings Ltd.	21,615	0.0
11,000	Haitong Securities Co. Ltd. - Class A	16,753	0.0
28,800 (3)	Haitong Securities Co. Ltd. - Class H	25,228	0.0
14,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	30,996	0.0
4,600	Henan Shuanghui Investment & Development Co. Ltd. - Class A	16,361	0.0
8,000	Hengan International Group Co. Ltd.	23,092	0.0
8,320	Hengli Petrochemical Co. Ltd. - Class A	17,497	0.0
5,000 (3)	Hisense Home Appliances Group Co. Ltd. - Class H	15,727	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
400	Hithink RoyalFlush Information Network Co. Ltd. - Class A	$15,757	0.0
9,000 (2)(3)	Hua Hong Semiconductor Ltd.	24,902	0.0
2,440	Huadong Medicine Co. Ltd. - Class A	11,567	0.0
58,000	Huaneng Power International, Inc. - Class H	31,852	0.1
8,000	Huatai Securities Co. Ltd. - Class A	19,280	0.0
14,400 (2)	Huatai Securities Co. Ltd. - Class H	23,998	0.0
15,100	Huaxia Bank Co. Ltd. - Class A	16,570	0.0
500	Huizhou Desay Sv Automotive Co. Ltd. - Class A	7,524	0.0
1,840	Hygon Information Technology Co. Ltd. - Class A	37,710	0.1
1,468	IEIT Systems Co. Ltd. - Class A	10,399	0.0
2,500	Iflytek Co. Ltd. - Class A	16,542	0.0
317	Imeik Technology Development Co. Ltd. - Class A	7,928	0.0
56,000	Industrial & Commercial Bank of China Ltd. - Class A	53,096	0.1
825,000	Industrial & Commercial Bank of China Ltd. - Class H	550,013	0.6
17,600	Industrial Bank Co. Ltd. - Class A	46,195	0.1
59,600 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	15,180	0.0
7,200	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	29,779	0.0
15,200	Inner Mongolia Yitai Coal Co. Ltd. - Class B	31,344	0.0
15,000 (1)(2)	Innovent Biologics, Inc.	70,177	0.1
1,000	Isoftstone Information Technology Group Co. Ltd. - Class A	8,038	0.0
4,500	JA Solar Technology Co. Ltd. - Class A	8,484	0.0
1,900	JCET Group Co. Ltd. - Class A	10,623	0.0
13,950 (1)(2)	JD Health International, Inc.	49,835	0.1
24,700 (1)(2)	JD Logistics, Inc.	40,254	0.1
30,409	JD.com, Inc. - Class A	527,998	0.6
16,000	Jiangsu Expressway Co. Ltd. - Class H	17,676	0.0
1,620	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	11,713	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,677	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	$35,709	0.1
1,600	Jiangsu King’s Luck Brewery JSC Ltd. - Class A	9,917	0.0
1,576	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	18,037	0.0
18,000	Jiangxi Copper Co. Ltd. - Class H	28,679	0.0
3,308 (1)	Kanzhun Ltd., ADR	45,650	0.1
7,700	KE Holdings, Inc., ADR	141,834	0.2
36,000 (1)	Kingdee International Software Group Co. Ltd.	39,121	0.1
11,800	Kingsoft Corp. Ltd.	50,668	0.1
32,200 (1)(2)	Kuaishou Technology	168,907	0.2
2,200	Kuang-Chi Technologies Co. Ltd. - Class A	14,377	0.0
900	Kweichow Moutai Co. Ltd. - Class A	187,912	0.2
98,000	Lenovo Group Ltd.	125,985	0.1
5,600	Lens Technology Co. Ltd. - Class A	16,785	0.0
14,900 (1)	Li Auto, Inc. - Class A	177,974	0.2
28,500	Li Ning Co. Ltd.	59,548	0.1
8,300	Lingyi iTech Guangdong Co. - Class A	9,086	0.0
25,000 (2)	Longfor Group Holdings Ltd.	31,705	0.0
7,644	LONGi Green Energy Technology Co. Ltd. - Class A	16,464	0.0
6,166	Luxshare Precision Industry Co. Ltd. - Class A	34,400	0.1
1,400	Luzhou Laojiao Co. Ltd. - Class A	24,012	0.0
60,540 (1)(2)	Meituan - Class B	1,177,102	1.2
3,200 (1)(3)	Midea Group Co. Ltd.	30,796	0.0
3,400	Midea Group Co. Ltd. - Class A	35,029	0.1
4,600	MINISO Group Holding Ltd.	27,473	0.0
48,800 (1)	MMG Ltd.	15,887	0.0
1,541	Montage Technology Co. Ltd. - Class A	14,317	0.0
5,112	Muyuan Foods Co. Ltd. - Class A	26,923	0.0
7,661	NARI Technology Co. Ltd. - Class A	26,475	0.0
3,300	National Silicon Industry Group Co. Ltd. - Class A	8,502	0.0
500	NAURA Technology Group Co. Ltd. - Class A	26,759	0.0
24,100	NetEase, Inc.	428,976	0.5
14,300	New China Life Insurance Co. Ltd. - Class H	43,115	0.1
17,900	New Oriental Education & Technology Group, Inc.	114,166	0.1
700	Ningbo Deye Technology Co. Ltd. - Class A	8,133	0.0
See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,595	Ningbo Tuopu Group Co. Ltd. - Class A	$10,623	0.0
8,600	Ningxia Baofeng Energy Group Co. Ltd. - Class A	19,838	0.0
17,490 (1)(3)	NIO, Inc. - Class A	76,696	0.1
24,600 (2)	Nongfu Spring Co. Ltd. - Class H	106,335	0.1
120,000	People’s Insurance Co. Group of China Ltd. - Class H	59,458	0.1
18,600	PetroChina Co. Ltd. - Class A	22,821	0.0
250,000	PetroChina Co. Ltd. - Class H	195,588	0.2
83,244	PICC Property & Casualty Co. Ltd. - Class H	130,926	0.2
19,100	Ping An Bank Co. Ltd. - Class A	30,618	0.0
9,600	Ping An Insurance Group Co. of China Ltd. - Class A	69,266	0.1
79,500	Ping An Insurance Group Co. of China Ltd. - Class H	466,614	0.5
11,600	Poly Developments and Holdings Group Co. Ltd. - Class A	14,090	0.0
6,400 (2)	Pop Mart International Group Ltd.	73,177	0.1
30,500	Postal Savings Bank of China Co. Ltd. - Class A	23,735	0.0
84,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	49,307	0.1
21,800	Power Construction Corp. of China Ltd. - Class A	16,307	0.0
1,421	Qifu Technology, Inc., ADR	54,538	0.1
7,626 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	17,195	0.0
12,550	Rongsheng Petrochemical Co. Ltd. - Class A	15,558	0.0
7,400	SAIC Motor Corp. Ltd. - Class A	20,993	0.0
10,700	Sany Heavy Industry Co. Ltd. - Class A	24,156	0.0
3,955	Satellite Chemical Co. Ltd. - Class A	10,180	0.0
8,100	SDIC Power Holdings Co. Ltd. - Class A	18,443	0.0
1,200	Seres Group Co. Ltd. - Class A	21,895	0.0
4,800	SF Holding Co. Ltd. - Class A	26,506	0.0
8,300	Shaanxi Coal Industry Co. Ltd. - Class A	26,439	0.0
4,364	Shandong Gold Mining Co. Ltd. - Class A	13,531	0.0
7,500 (2)	Shandong Gold Mining Co. Ltd. - Class H	12,077	0.0
33,600	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	19,900	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
17,200	Shanghai Baosight Software Co. Ltd. - Class B	$27,608	0.0
12,200 (1)	Shanghai Electric Group Co. Ltd. - Class A	13,543	0.0
3,700	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	12,596	0.0
13,200	Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	21,398	0.0
25,700	Shanghai Pudong Development Bank Co. Ltd. - Class A	36,238	0.1
11,100	Shanghai Rural Commercial Bank Co. Ltd. - Class A	12,940	0.0
768	Shanghai United Imaging Healthcare Co. Ltd. - Class A	13,304	0.0
1,080	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	27,261	0.0
2,900	Shengyi Technology Co. Ltd. - Class A	9,546	0.0
620	Shennan Circuits Co. Ltd. - Class A	10,597	0.0
32,400	Shenwan Hongyuan Group Co. Ltd. - Class A	23,745	0.0
1,400	Shenzhen Inovance Technology Co. Ltd. - Class A	11,235	0.0
1,100	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	38,421	0.1
1,125	Shenzhen Transsion Holdings Co. Ltd. - Class A	14,631	0.0
10,100	Shenzhou International Group Holdings Ltd.	79,659	0.1
5,500	Sichuan Chuantou Energy Co. Ltd. - Class A	12,998	0.0
1,200	Sieyuan Electric Co. Ltd. - Class A	11,952	0.0
4,000	Silergy Corp.	49,098	0.1
17,200	Sinopharm Group Co. Ltd. - Class H	46,913	0.1
8,500	Sinotruk Hong Kong Ltd.	24,850	0.0
23,000 (2)(3)	Smoore International Holdings Ltd.	39,110	0.1
1,300	Spring Airlines Co. Ltd. - Class A	10,274	0.0
1,880	Sungrow Power Supply Co. Ltd. - Class A	19,021	0.0
8,800	Sunny Optical Technology Group Co. Ltd.	77,204	0.1
580	Suzhou TFC Optical Communication Co. Ltd. - Class A	7,209	0.0
5,097 (1)	TAL Education Group, ADR	51,072	0.1
8,050	TBEA Co. Ltd. - Class A	14,050	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
29,420	TCL Technology Group Corp. - Class A	$20,274	0.0
79,000	Tencent Holdings Ltd.	4,216,453	4.4
9,099	Tencent Music Entertainment Group, ADR	103,274	0.1
24,000	Tingyi Cayman Islands Holding Corp.	31,159	0.0
15,600	Tongcheng Travel Holdings Ltd.	36,267	0.1
4,500	Tongwei Co. Ltd. - Class A	13,646	0.0
15,000	TravelSky Technology Ltd. - Class H	19,928	0.0
2,954	Trina Solar Co. Ltd. - Class A	7,819	0.0
7,650 (1)	Trip.com Group Ltd.	526,476	0.6
8,000	Tsingtao Brewery Co. Ltd. - Class H	58,236	0.1
1,300	Unigroup Guoxin Microelectronics Co. Ltd. - Class A	11,453	0.0
3,200	Unisplendour Corp. Ltd. - Class A	12,181	0.0
4,238	Vipshop Holdings Ltd., ADR	57,086	0.1
3,100	Wanhua Chemical Group Co. Ltd. - Class A	30,308	0.0
8,100	Weichai Power Co. Ltd. - Class A	15,202	0.0
22,000	Weichai Power Co. Ltd. - Class H	33,414	0.1
7,420	Wens Foodstuffs Group Co. Ltd. - Class A	16,781	0.0
1,360	Will Semiconductor Co. Ltd. Shanghai - Class A	19,437	0.0
3,200	Wuliangye Yibin Co. Ltd. - Class A	61,397	0.1
2,130	WUS Printed Circuit Kunshan Co. Ltd. - Class A	11,538	0.0
4,941 (2)(3)	WuXi AppTec Co. Ltd. - Class H	35,655	0.1
43,000 (1)(2)	Wuxi Biologics Cayman, Inc.	96,367	0.1
12,500	XCMG Construction Machinery Co. Ltd. - Class A	13,577	0.0
188,600 (1)(2)	Xiaomi Corp. - Class B	827,165	0.9
64,000	Xinyi Solar Holdings Ltd.	25,529	0.0
14,900 (1)	XPeng, Inc. - Class A	87,701	0.1
16,000 (2)	Yadea Group Holdings Ltd.	26,445	0.0
44,900 (3)	Yankuang Energy Group Co. Ltd. - Class H	51,523	0.1
4,000	Yintai Gold Co. Ltd. - Class A	8,427	0.0
4,597	Yum China Holdings, Inc.	221,437	0.2
2,900	Yunnan Baiyao Group Co. Ltd. - Class A	23,824	0.0
2,000	Zangge Mining Co. Ltd. - Class A	7,594	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
700	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	$20,572	0.0
19,500	Zhaojin Mining Industry Co. Ltd. - Class H	27,393	0.0
6,300	Zhejiang China Commodities City Group Co. Ltd. - Class A	11,572	0.0
3,280	Zhejiang Juhua Co. Ltd. - Class A	10,840	0.0
6,400 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd.	26,475	0.0
4,612	Zhejiang NHU Co. Ltd. - Class A	13,884	0.0
13,200	Zhejiang Zheneng Electric Power Co. Ltd. - Class A	10,236	0.0
4,700	Zheshang Securities Co. Ltd. - Class A	7,881	0.0
880	Zhongji Innolight Co. Ltd. - Class A	14,764	0.0
6,100	Zhongjin Gold Corp. Ltd. - Class A	10,053	0.0
9,500	Zhongsheng Group Holdings Ltd.	16,970	0.0
7,000	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	29,391	0.0
19,900	Zijin Mining Group Co. Ltd. - Class A	41,206	0.1
64,000	Zijin Mining Group Co. Ltd. - Class H	115,506	0.1
8,300	Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	8,220	0.0
6,300	ZTE Corp. - Class A	34,814	0.1
6,840	ZTE Corp. - Class H	21,309	0.0
5,200	ZTO Express Cayman, Inc.	101,716	0.1
		23,843,955	24.8
	Colombia: 0.1%
2,908	Bancolombia SA - Preference Shares	24,819	0.1
5,483	Interconexion Electrica SA ESP	20,784	0.0
		45,603	0.1
	Czechia: 0.1%
1,944	CEZ AS	76,472	0.1
986	Komercni Banka AS	34,434	0.0
4,344 (2)	Moneta Money Bank AS	22,106	0.0
		133,012	0.1
	Egypt: 0.1%
29,427	Commercial International Bank Egypt SAE	45,437	0.1
11,405	Talaat Moustafa Group	12,563	0.0
		58,000	0.1
	Greece: 0.5%
26,889	Alpha Services and Holdings SA	44,883	0.1
30,526	Eurobank Ergasias Services and Holdings SA	70,356	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Greece (continued)
4,349 (4)	FF Group	$—	—
2,125	Hellenic Telecommunications Organization SA	32,719	0.0
1,423	Jumbo SA	37,616	0.0
1,292	Mytilineos SA	44,806	0.1
10,519	National Bank of Greece SA	83,283	0.1
2,053	OPAP SA	33,368	0.0
12,979	Piraeus Financial Holdings SA	51,661	0.1
2,592	Public Power Corp. SA	33,069	0.0
		431,761	0.5
	Hong Kong: 1.1%
70,000 (1)	Alibaba Health Information Technology Ltd.	29,508	0.0
6,000	Beijing Enterprises Holdings Ltd.	20,534	0.0
54,000	Beijing Enterprises Water Group Ltd.	17,417	0.0
48,000	Bosideng International Holdings Ltd.	23,719	0.0
8,000 (3)	C&D International Investment Group Ltd.	13,372	0.0
35,400	China Gas Holdings Ltd.	30,691	0.0
15,338	China Merchants Port Holdings Co. Ltd.	27,279	0.0
47,000	China Overseas Land & Investment Ltd.	74,250	0.1
61,000	China Power International Development Ltd.	24,768	0.0
20,000	China Resources Beer Holdings Co. Ltd.	65,104	0.1
12,000	China Resources Gas Group Ltd.	47,511	0.1
38,944	China Resources Land Ltd.	111,799	0.1
24,000	China Resources Power Holdings Co. Ltd.	58,107	0.1
80,000 (1)(3)	China Ruyi Holdings Ltd.	25,156	0.0
26,000	China State Construction International Holdings Ltd.	40,915	0.1
17,828	China Taiping Insurance Holdings Co. Ltd.	26,484	0.0
25,800	Chow Tai Fook Jewellery Group Ltd.	22,202	0.0
23,000	Far East Horizon Ltd.	16,791	0.0
269,000 (1)(3)	GCL Technology Holdings Ltd.	37,150	0.1
73,000	Geely Automobile Holdings Ltd.	137,481	0.2
38,000	Guangdong Investment Ltd.	32,637	0.0
50,000	Kunlun Energy Co. Ltd.	53,884	0.1
1,500	Orient Overseas International Ltd.	22,102	0.0
132,250	Sino Biopharmaceutical Ltd.	54,060	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
61,000	Want Want China Holdings Ltd.	$35,670	0.0
		1,048,591	1.1
	Hungary: 0.2%
5,023	MOL Hungarian Oil & Gas PLC	34,573	0.0
2,652	OTP Bank Nyrt	144,938	0.2
1,744	Richter Gedeon Nyrt	45,683	0.0
		225,194	0.2
	India: 18.8%
645	ABB India Ltd.	51,971	0.1
1,817	Adani Enterprises Ltd.	53,548	0.1
2,500 (1)	Adani Green Energy Ltd.	30,326	0.0
6,534	Adani Ports & Special Economic Zone Ltd.	93,721	0.1
7,071 (1)	Adani Power Ltd.	43,619	0.0
478	Alkem Laboratories Ltd.	31,421	0.0
7,775	Ambuja Cements Ltd.	48,542	0.1
2,215	APL Apollo Tubes Ltd.	40,479	0.0
1,227	Apollo Hospitals Enterprise Ltd.	104,406	0.1
17,972	Ashok Leyland Ltd.	46,171	0.1
4,627	Asian Paints Ltd.	123,107	0.1
1,712	Astral Ltd.	33,009	0.0
4,294 (2)	AU Small Finance Bank Ltd.	27,975	0.0
3,316	Aurobindo Pharma Ltd.	51,587	0.1
1,969 (1)(2)	Avenue Supermarts Ltd.	81,818	0.1
28,401	Axis Bank Ltd.	352,176	0.4
802	Bajaj Auto Ltd.	82,279	0.1
3,367	Bajaj Finance Ltd.	267,739	0.3
4,668	Bajaj Finserv Ltd.	85,302	0.1
324	Bajaj Holdings & Investment Ltd.	44,921	0.1
994	Balkrishna Industries Ltd.	33,735	0.0
12,967	Bank of Baroda	36,331	0.0
43,751	Bharat Electronics Ltd.	149,301	0.2
3,230	Bharat Forge Ltd.	48,944	0.1
12,929	Bharat Heavy Electricals Ltd.	34,497	0.0
18,770	Bharat Petroleum Corp. Ltd.	63,822	0.1
31,314	Bharti Airtel Ltd.	579,800	0.6
90	Bosch Ltd.	35,829	0.0
1,307	Britannia Industries Ltd.	72,646	0.1
804	BSE Ltd.	49,819	0.1
22,986	Canara Bank	26,778	0.0
7,471	CG Power & Industrial Solutions Ltd.	63,375	0.1
5,173	Cholamandalam Investment and Finance Co. Ltd.	71,513	0.1
6,355	Cipla Ltd./India	113,257	0.1
21,850	Coal India Ltd.	97,796	0.1
1,658	Colgate-Palmolive India Ltd.	51,863	0.1
3,128	Container Corp. Of India Ltd.	28,728	0.0
1,693	Cummins India Ltd.	64,569	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
6,578	Dabur India Ltd.	$38,913	0.0
1,452	Divi’s Laboratories Ltd.	103,340	0.1
389	Dixon Technologies India Ltd.	81,284	0.1
9,045	DLF Ltd.	86,889	0.1
7,211	Dr Reddy’s Laboratories Ltd.	116,757	0.1
1,637	Eicher Motors Ltd.	92,104	0.1
27,912	GAIL India Ltd.	62,035	0.1
30,794 (1)	GMR Airports Infrastructure Ltd.	28,144	0.0
5,044	Godrej Consumer Products Ltd.	63,638	0.1
1,843 (1)	Godrej Properties Ltd.	59,796	0.1
3,271	Grasim Industries Ltd.	93,179	0.1
3,086	Havells India Ltd.	60,300	0.1
11,617	HCL Technologies Ltd.	259,401	0.3
1,198 (2)	HDFC Asset Management Co. Ltd.	58,646	0.1
68,820	HDFC Bank Ltd.	1,423,219	1.5
11,890 (2)	HDFC Life Insurance Co. Ltd.	85,542	0.1
1,456	Hero MotoCorp Ltd.	70,602	0.1
16,217	Hindalco Industries Ltd.	113,800	0.1
2,414	Hindustan Aeronautics Ltd.	117,490	0.1
11,523	Hindustan Petroleum Corp. Ltd.	54,781	0.1
9,831	Hindustan Unilever Ltd.	267,005	0.3
63,660	ICICI Bank Ltd.	951,196	1.0
3,000 (2)	ICICI Lombard General Insurance Co. Ltd.	62,556	0.1
4,444 (2)	ICICI Prudential Life Insurance Co. Ltd.	33,939	0.0
44,897 (1)	IDFC First Bank Ltd.	33,032	0.0
10,257	Indian Hotels Co. Ltd.	104,838	0.1
34,977	Indian Oil Corp. Ltd.	55,429	0.1
3,069	Indian Railway Catering & Tourism Corp. Ltd.	28,142	0.0
14,532 (1)	Indus Towers Ltd.	57,838	0.1
3,753	IndusInd Bank Ltd.	41,994	0.0
874	Info Edge India Ltd.	88,376	0.1
40,584	Infosys Ltd.	889,014	0.9
2,277 (1)(2)	InterGlobe Aviation Ltd.	120,868	0.1
36,217	ITC Ltd.	204,206	0.2
4,044	Jindal Stainless Ltd.	32,939	0.0
4,703	Jindal Steel & Power Ltd.	51,000	0.1
5,281	JSW Energy Ltd.	39,544	0.0
7,525	JSW Steel Ltd.	79,090	0.1
4,696	Jubilant Foodworks Ltd.	39,303	0.0
4,886	Kalyan Jewellers India Ltd.	43,638	0.0
13,252	Kotak Mahindra Bank Ltd.	275,845	0.3
8,245	Larsen & Toubro Ltd.	346,573	0.4
909 (2)	LTIMindtree Ltd.	59,097	0.1
2,719	Lupin Ltd.	74,696	0.1
3,531 (2)	Macrotech Developers Ltd.	57,192	0.1
11,519	Mahindra & Mahindra Ltd.	403,202	0.4
1,174 (1)	Mankind Pharma Ltd.	39,406	0.0
6,452	Marico Ltd.	48,151	0.1
1,505	Maruti Suzuki India Ltd.	190,373	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
9,343	Max Healthcare Institute Ltd.	$122,815	0.1
1,303	Mphasis Ltd.	43,155	0.0
30	MRF Ltd.	45,683	0.1
1,423	Muthoot Finance Ltd.	35,434	0.0
4,000	Nestle India Ltd.	101,288	0.1
34,579	NHPC Ltd.	32,475	0.0
38,454	NMDC Ltd.	29,501	0.0
52,019	NTPC Ltd.	202,078	0.2
1,439	Oberoi Realty Ltd.	38,767	0.0
38,167	Oil & Natural Gas Corp. Ltd.	106,532	0.1
5,847	Oil India Ltd.	29,387	0.0
256	Oracle Financial Services Software Ltd.	38,103	0.0
78	Page Industries Ltd.	43,238	0.0
3,867 (1)	PB Fintech Ltd.	94,934	0.1
1,322	Persistent Systems Ltd.	99,377	0.1
9,791	Petronet LNG Ltd.	39,515	0.0
2,303	Phoenix Mills Ltd.	43,869	0.1
972	PI Industries Ltd.	41,764	0.0
1,884	Pidilite Industries Ltd.	63,880	0.1
659	Polycab India Ltd.	55,839	0.1
17,866	Power Finance Corp. Ltd.	93,333	0.1
56,475	Power Grid Corp. of India Ltd.	203,271	0.2
2,054	Prestige Estates Projects Ltd.	40,574	0.0
29,050	Punjab National Bank	34,753	0.0
6,379	Rail Vikas Nigam Ltd.	31,353	0.0
15,889	REC Ltd.	92,642	0.1
74,235	Reliance Industries Ltd.	1,051,361	1.1
34,370 (1)	Reliance Strategic Investments Ltd.	119,580	0.1
39,748	Samvardhana Motherson International Ltd.	72,160	0.1
3,425	SBI Cards & Payment Services Ltd.	26,526	0.0
5,533 (2)	SBI Life Insurance Co. Ltd.	89,662	0.1
117	Shree Cement Ltd.	35,051	0.0
3,396	Shriram Finance Ltd.	114,319	0.1
1,072	Siemens Ltd.	81,639	0.1
312	Solar Industries India Ltd.	35,534	0.0
5,340 (2)	Sona Blw Precision Forgings Ltd.	37,006	0.0
1,815	SRF Ltd.	47,349	0.1
21,885	State Bank of India	202,760	0.2
11,480	Sun Pharmaceutical Industries Ltd.	252,639	0.3
776	Sundaram Finance Ltd.	37,519	0.0
797	Supreme Industries Ltd.	43,683	0.0
115,855 (1)	Suzlon Energy Ltd.	83,894	0.1
1,453	Tata Communications Ltd.	28,843	0.0
11,059	Tata Consultancy Services Ltd.	527,752	0.6
7,265	Tata Consumer Products Ltd.	77,475	0.1
426	Tata Elxsi Ltd.	33,748	0.0
24,331	Tata Motors Ltd.	209,713	0.2
19,269	Tata Power Co. Ltd.	88,084	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
91,141	Tata Steel Ltd.	$146,622	0.2
6,444	Tech Mahindra Ltd.	127,979	0.1
491	Thermax Ltd.	23,136	0.0
4,233	Titan Co. Ltd.	160,473	0.2
1,281	Torrent Pharmaceuticals Ltd.	50,211	0.1
2,044	Torrent Power Ltd.	35,408	0.0
2,192	Trent Ltd.	181,871	0.2
1,312	Tube Investments of India Ltd.	54,703	0.1
2,876	TVS Motor Co. Ltd.	79,394	0.1
1,372	UltraTech Cement Ltd.	182,753	0.2
19,385	Union Bank of India Ltd.	27,148	0.0
3,522	United Spirits Ltd.	66,774	0.1
6,741	UPL Ltd.	36,991	0.0
13,682	Varun Beverages Ltd.	102,039	0.1
16,375	Vedanta Ltd.	84,855	0.1
296,010 (1)	Vodafone Idea Ltd.	27,379	0.0
2,539	Voltas Ltd.	52,983	0.1
31,345	Wipro Ltd.	110,146	0.1
173,174 (1)	Yes Bank Ltd.	39,512	0.0
82,352 (1)	Zomato Ltd.	266,768	0.3
2,974	Zydus Lifesciences Ltd.	33,688	0.0
		18,095,752	18.8
	Indonesia: 1.4%
174,400	Adaro Energy Indonesia Tbk PT	26,262	0.0
80,000 (1)	Amman Mineral Internasional PT	41,960	0.1
246,700	Astra International Tbk PT	74,993	0.1
678,500	Bank Central Asia Tbk PT	407,859	0.4
451,900	Bank Mandiri Persero Tbk PT	159,070	0.2
184,600	Bank Negara Indonesia Persero Tbk PT	49,681	0.1
824,338	Bank Rakyat Indonesia Persero Tbk PT	208,103	0.2
304,982	Barito Pacific Tbk PT	17,344	0.0
93,900	Chandra Asri Pacific Tbk PT	43,756	0.1
91,500	Charoen Pokphand Indonesia Tbk PT	27,061	0.0
10,979,800 (1)	GoTo Gojek Tokopedia Tbk PT	47,394	0.1
33,100	Indah Kiat Pulp & Paper Tbk PT	13,949	0.0
27,900	Indofood CBP Sukses Makmur Tbk PT	19,718	0.0
50,300	Indofood Sukses Makmur Tbk PT	24,064	0.0
274,300	Kalbe Farma Tbk PT	23,178	0.0
128,756 (1)	Merdeka Copper Gold Tbk PT	12,897	0.0
230,300	Sumber Alfaria Trijaya Tbk PT	40,780	0.0
606,600	Telkom Indonesia Persero Tbk PT	101,536	0.1
19,100	United Tractors Tbk PT	31,774	0.0
		1,371,379	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland: 0.9%
8,513 (1)	PDD Holdings, Inc., ADR	$825,676	0.9

	Kuwait: 0.7%
19,817	Boubyan Bank KSCP	36,047	0.0
28,047	Gulf Bank KSCP	29,625	0.0
120,675	Kuwait Finance House KSCP	291,891	0.3
8,545	Mabanee Co. KPSC	21,120	0.0
25,334	Mobile Telecommunications Co. KSCP	38,536	0.1
95,053	National Bank of Kuwait SAKP	276,150	0.3
		693,369	0.7
	Luxembourg: 0.0%
1,689	Reinet Investments SCA	40,021	0.0

	Malaysia: 1.5%
33,300	AMMB Holdings Bhd	40,799	0.1
34,200	Axiata Group Bhd	19,032	0.0
45,500	CelcomDIGI Bhd	36,818	0.1
87,200	CIMB Group Holdings Bhd	159,758	0.2
47,800	Gamuda Bhd	50,606	0.1
25,300	Genting Bhd	21,830	0.0
36,700	Genting Malaysia Bhd	18,536	0.0
8,272	Hong Leong Bank Bhd	38,009	0.1
24,000	IHH Healthcare Bhd	39,182	0.1
40,100	Inari Amertron Bhd	27,395	0.0
31,500	IOI Corp. Bhd	27,324	0.0
6,000	Kuala Lumpur Kepong Bhd	29,245	0.0
65,300	Malayan Banking Bhd	149,509	0.2
11,600	Malaysia Airports Holdings Bhd	27,447	0.0
30,400	Maxis Bhd	24,802	0.0
15,000	MISC Bhd	25,484	0.0
44,500 (2)	MR DIY Group M Bhd	18,400	0.0
800	Nestle Malaysia Bhd	17,879	0.0
37,800	Petronas Chemicals Group Bhd	43,681	0.1
3,800	Petronas Dagangan Bhd	16,419	0.0
8,000	Petronas Gas Bhd	31,632	0.1
7,880	PPB Group Bhd	21,844	0.0
47,300	Press Metal Aluminium Holdings Bhd	51,801	0.1
177,200	Public Bank Bhd	180,630	0.2
21,200	QL Resources Bhd	22,559	0.0
15,676	RHB Bank Bhd	22,712	0.0
42,100	Sime Darby Bhd	22,204	0.0
25,600	Sime Darby Plantation Bhd	28,326	0.0
23,900	Sunway Bhd	25,591	0.0
14,400	Telekom Malaysia Bhd	21,407	0.0
33,600	Tenaga Nasional Bhd	112,216	0.1
42,400	YTL Corp. Bhd	25,268	0.0
31,400	YTL Power International Bhd	31,023	0.0
		1,429,368	1.5
	Mexico: 1.7%
44,554	Alfa SAB de CV - Class A	32,116	0.0
222,393	America Movil SAB de CV	159,454	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
6,274	Arca Continental SAB de CV	$51,914	0.1
183,827	Cemex SAB de CV	103,238	0.1
6,392	Coca-Cola Femsa SAB de CV	49,702	0.1
36,760	Fibra Uno Administracion SA de CV	36,476	0.0
20,995	Fomento Economico Mexicano SAB de CV	179,139	0.2
2,327	Gruma SAB de CV - Class B	36,311	0.0
3,600	Grupo Aeroportuario del Centro Norte SAB de CV	31,036	0.0
4,671	Grupo Aeroportuario del Pacifico SAB de CV - Class B	81,979	0.1
2,226	Grupo Aeroportuario del Sureste SAB de CV - Class B	57,251	0.1
16,129	Grupo Bimbo SAB de CV	42,815	0.1
7,059	Grupo Carso SAB de CV	39,115	0.0
3,200	Grupo Comercial Chedraui SA de CV	19,263	0.0
31,208	Grupo Financiero Banorte SAB de CV - Class O	201,099	0.2
22,688 (1)	Grupo Financiero Inbursa SAB de CV - Class O	47,267	0.1
37,402	Grupo Mexico SAB de CV	178,086	0.2
2,493 (1)	Industrias Penoles SAB de CV	31,732	0.0
18,351	Kimberly-Clark de Mexico SAB de CV - Class A	25,840	0.0
13,000	Prologis Property Mexico SA de CV	36,018	0.0
2,470	Promotora y Operadora de Infraestructura SAB de CV	20,927	0.0
62,421	Wal-Mart de Mexico SAB de CV	164,293	0.2
		1,625,071	1.7
	Netherlands: 0.1%
7,293	NEPI Rockcastle NV	53,328	0.1

	Peru: 0.2%
2,127	Cia de Minas Buenaventura SAA, ADR	24,503	0.0
806	Credicorp Ltd.	147,756	0.2
		172,259	0.2
	Philippines: 0.5%
2,955	Ayala Corp.	30,446	0.0
84,490	Ayala Land, Inc.	38,028	0.0
22,798	Bank of the Philippine Islands	48,083	0.1
29,119	BDO Unibank, Inc.	72,034	0.1
12,380	International Container Terminal Services, Inc.	82,612	0.1
5,540	Jollibee Foods Corp.	25,691	0.0
3,550	Manila Electric Co.	29,949	0.0
22,022	Metropolitan Bank & Trust Co.	27,270	0.0
975	PLDT, Inc.	21,795	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Philippines (continued)
2,572	SM Investments Corp.	$39,726	0.1
127,200	SM Prime Holdings, Inc.	54,936	0.1
10,730	Universal Robina Corp.	14,597	0.0
		485,167	0.5
	Poland: 0.8%
996	Alior Bank SA	20,742	0.0
7,018 (1)(2)	Allegro.eu SA	45,989	0.0
2,187	Bank Polska Kasa Opieki SA	73,105	0.1
150	Budimex SA	16,955	0.0
797	CD Projekt SA	36,965	0.0
595 (1)(2)	Dino Polska SA	56,155	0.1
1,701	KGHM Polska Miedz SA	47,395	0.0
13	L.P. SA	48,913	0.1
173 (1)	mBank SA	23,007	0.0
11,133 (1)	PGE Polska Grupa Energetyczna SA	16,394	0.0
7,085	Polski Koncern Naftowy ORLEN SA	81,213	0.1
10,463	Powszechna Kasa Oszczednosci Bank Polski SA	151,469	0.2
7,384	Powszechny Zaklad Ubezpieczen SA	82,021	0.1
488	Santander Bank Polska SA	54,172	0.1
		754,495	0.8
	Qatar: 0.8%
23,454	Barwa Real Estate Co.	18,240	0.0
39,948	Commercial Bank PSQC	47,731	0.1
21,657	Dukhan Bank	21,991	0.0
17,376	Industries Qatar QSC	63,316	0.1
69,792	Masraf Al Rayan QSC	47,192	0.1
55,863	Mesaieed Petrochemical Holding Co.	22,928	0.0
9,835	Ooredoo QPSC	31,199	0.0
5,172	Qatar Electricity & Water Co. QSC	22,302	0.0
7,499	Qatar Fuel QSC	30,894	0.0
31,405	Qatar Gas Transport Co. Ltd.	35,799	0.0
12,369	Qatar International Islamic Bank QSC	37,029	0.1
21,071	Qatar Islamic Bank SAQ	123,633	0.1
53,277	Qatar National Bank QPSC	252,949	0.3
		755,203	0.8
	Russia: —%
292,495 (4)	Alrosa PJSC	—	—
1,334,323 (1)(4)	Gazprom PJSC	—	—
4,339,761 (4)	Inter RAO UES PJSC	—	—
46,982 (4)	Lukoil PJSC	—	—
7,931 (4)	Magnit PJSC	—	—
701,600 (4)	MMC Norilsk Nickel PJSC	—	—
98,282 (4)	Mobile TeleSystems PJSC	—	—
170,929 (4)	Moscow Exchange MICEX-RTS PJSC	—	—
101,990 (4)	Novatek PJSC	—	—
166,658 (4)	Novolipetsk Steel PJSC	—	—

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Russia (continued)
4,906 (1)(4)	Ozon Holdings PLC, ADR	$—	—
5,194 (4)	PhosAgro PJSC	—	—
100 (4)	PhosAgro PJSC NPV GDR	—	—
40,645 (1)(4)	Polymetal International PLC	—	—
3,794 (1)(4)	Polyus PJSC	—	—
126,916 (4)	Rosneft Oil Co. PJSC	—	—
1,201,542 (4)	Sberbank of Russia PJSC	—	—
23,691 (4)	Severstal PAO	—	—
770,779 (4)	Surgutneftegas PJSC	—	—
160,492 (4)	Tatneft PJSC	—	—
344,289 (1)(4)	United Co. RUSAL International PJSC	—	—
75,437 (1)(4)	VTB Bank PJSC	—	—
34,476 (1)(4)	Yandex NV - Class A	—	—
		—	—
	Saudi Arabia: 4.0%
1,789	ACWA Power Co.	191,358	0.2
4,506	Ades Holding Co.	20,833	0.0
1,623 (1)	Advanced Petrochemical Co.	13,866	0.0
23,751	Al Rajhi Bank	597,001	0.6
473 (1)	Al Rajhi Co for Co-operative Insurance	21,598	0.0
14,922	Alinma Bank	114,938	0.1
4,871	Almarai Co. JSC	74,096	0.1
11,251	Arab National Bank	63,024	0.1
304	Arabian Internet & Communications Services Co.	21,819	0.0
7,504	Bank AlBilad	77,881	0.1
6,423 (1)	Bank Al-Jazira	31,916	0.0
15,178	Banque Saudi Fransi	63,870	0.1
1,029	Bupa Arabia for Cooperative Insurance Co.	56,689	0.1
915	Co. for Cooperative Insurance	35,955	0.1
418	Dallah Healthcare Co.	16,687	0.0
6,751 (1)	Dar Al Arkan Real Estate Development Co.	27,111	0.0
1,055	Dr Sulaiman Al Habib Medical Services Group Co.	78,730	0.1
290	Elm Co.	86,057	0.1
4,687	Etihad Etisalat Co.	66,538	0.1
6,791	Jarir Marketing Co.	22,853	0.0
5,523	Mobile Telecommunications Co. Saudi Arabia	15,077	0.0
1,262	Mouwasat Medical Services Co.	28,529	0.0
17,772	Riyad Bank	135,090	0.2
2,878	SABIC Agri-Nutrients Co.	84,996	0.1
4,750	Sahara International Petrochemical Co.	31,426	0.0
303	SAL Saudi Logistics Services	20,354	0.0
15,610 (1)	Saudi Arabian Mining Co.	208,610	0.2
70,441 (2)	Saudi Arabian Oil Co.	525,839	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
700	Saudi Aramco Base Oil Co.	$20,796	0.0
12,198	Saudi Awwal Bank	109,160	0.1
10,785	Saudi Basic Industries Corp.	192,312	0.2
9,753	Saudi Electricity Co.	43,821	0.1
4,977	Saudi Industrial Investment Group	22,088	0.0
7,741	Saudi Investment Bank	29,843	0.0
9,874 (1)	Saudi Kayan Petrochemical Co.	18,436	0.0
35,767	Saudi National Bank	317,386	0.3
456 (1)	Saudi Research & Media Group	33,305	0.0
606	Saudi Tadawul Group Holding Co.	34,952	0.0
23,975	Saudi Telecom Co.	255,234	0.3
3,824	Yanbu National Petrochemical Co.	38,458	0.1
		3,848,532	4.0
	Singapore: 0.0%
2,500 (2)	BOC Aviation Ltd.	19,356	0.0

	South Africa: 2.6%
10,242	Absa Group Ltd.	102,983	0.1
1,121	Anglo American Platinum Ltd.	33,814	0.0
4,726	Aspen Pharmacare Holdings Ltd.	41,284	0.0
4,044	Bid Corp. Ltd.	92,269	0.1
4,064	Bidvest Group Ltd.	56,725	0.1
1,052	Capitec Bank Holdings Ltd.	174,764	0.2
2,849	Clicks Group Ltd.	56,327	0.1
6,594	Discovery Ltd.	68,057	0.1
3,163	Exxaro Resources Ltd.	26,474	0.0
60,774	FirstRand Ltd.	243,776	0.3
10,823	Gold Fields Ltd.	141,602	0.2
6,910	Harmony Gold Mining Co. Ltd.	55,390	0.1
10,979 (1)	Impala Platinum Holdings Ltd.	51,332	0.1
782	Kumba Iron Ore Ltd.	13,519	0.0
20,476	MTN Group Ltd.	99,518	0.1
2,077	Naspers Ltd. - Class N	459,967	0.5
5,577	Nedbank Group Ltd.	83,253	0.1
56,378	Old Mutual Ltd.	37,490	0.0
10,196	OUTsurance Group Ltd.	35,929	0.0
28,990 (2)	Pepkor Holdings Ltd.	44,403	0.0
6,377	Remgro Ltd.	52,412	0.1
21,545	Sanlam Ltd.	99,190	0.1
7,271	Sasol Ltd.	32,019	0.0
5,986	Shoprite Holdings Ltd.	93,094	0.1
35,408 (1)(3)	Sibanye Stillwater Ltd.	28,263	0.0
16,108	Standard Bank Group Ltd.	189,288	0.2
7,559	Vodacom Group Ltd.	40,600	0.0
11,432	Woolworths Holdings Ltd./South Africa	37,698	0.0
		2,491,440	2.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 8.2%
479 (1)	Alteogen, Inc.	$99,507	0.1
359	Amorepacific Corp.	25,405	0.0
1,917	Celltrion, Inc.	241,617	0.3
106	CJ CheilJedang Corp.	18,256	0.0
683	Coway Co. Ltd.	30,817	0.0
565	DB Insurance Co. Ltd.	39,256	0.0
688	Doosan Bobcat, Inc.	19,298	0.0
5,461 (1)	Doosan Enerbility Co. Ltd.	64,205	0.1
595 (1)	Ecopro BM Co. Ltd.	43,566	0.1
1,212 (1)	Ecopro Co. Ltd.	46,470	0.1
226 (1)	Ecopro Materials Co. Ltd.	9,847	0.0
183 (1)	Enchem Co. Ltd.	16,348	0.0
565	GS Holdings Corp.	14,987	0.0
3,436	Hana Financial Group, Inc.	131,473	0.1
288	Hanjin Kal Corp.	14,615	0.0
921	Hankook Tire & Technology Co. Ltd.	23,780	0.0
87	Hanmi Pharm Co. Ltd.	16,452	0.0
538	Hanmi Semiconductor Co. Ltd.	29,492	0.0
383	Hanwha Aerospace Co. Ltd.	84,447	0.1
1,076 (1)	Hanwha Ocean Co. Ltd.	27,023	0.0
556	HD Hyundai Co. Ltd.	29,813	0.0
283	HD Hyundai Electric Co. Ltd.	72,761	0.1
268 (1)	HD Hyundai Heavy Industries Co. Ltd.	51,903	0.1
511 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	78,586	0.1
1,425 (1)	HLB, Inc.	69,960	0.1
3,099	HMM Co. Ltd.	37,019	0.0
277	HYBE Co. Ltd.	36,145	0.0
460	Hyundai Glovis Co. Ltd.	36,695	0.0
722	Hyundai Mobis Co. Ltd.	114,825	0.1
1,643	Hyundai Motor Co.	233,258	0.3
920	Hyundai Rotem Co. Ltd.	30,862	0.0
3,207	Industrial Bank of Korea	31,090	0.0
3,745	Kakao Corp.	95,971	0.1
2,045	KakaoBank Corp.	28,894	0.0
4,637	KB Financial Group, Inc.	261,114	0.3
2,876	Kia Corp.	194,618	0.2
918	Korea Aerospace Industries Ltd.	34,115	0.0
3,155 (1)	Korea Electric Power Corp.	42,740	0.1
495	Korea Investment Holdings Co. Ltd.	23,736	0.0
63	Korea Zinc Co. Ltd.	42,672	0.1
2,019	Korean Air Lines Co. Ltd.	30,720	0.0
344 (1)	Krafton, Inc.	72,489	0.1
1,263	KT&G Corp.	91,388	0.1
200	Kumho Petrochemical Co. Ltd.	12,248	0.0
321 (1)	L&F Co. Ltd.	17,353	0.0
647	LG Chem Ltd.	108,393	0.1
1,138	LG Corp.	55,140	0.1
3,927 (1)	LG Display Co. Ltd.	23,966	0.0
1,282	LG Electronics, Inc.	72,028	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
561 (1)	LG Energy Solution Ltd.	$131,014	0.1
113	LG H&H Co. Ltd.	23,243	0.0
179	LG Innotek Co. Ltd.	19,375	0.0
2,132	LG Uplus Corp.	14,907	0.0
254	Lotte Chemical Corp.	10,261	0.0
186	LS Electric Co. Ltd.	20,132	0.0
1,137	Meritz Financial Group, Inc.	79,882	0.1
2,890	Mirae Asset Securities Co. Ltd.	15,578	0.0
1,749	NAVER Corp.	233,369	0.3
176	NCSoft Corp.	21,733	0.0
336 (1)(2)	Netmarble Corp.	11,682	0.0
1,584	NH Investment & Securities Co. Ltd.	14,911	0.0
304	Orion Corp./Republic of Korea	20,999	0.0
645	Posco DX Co. Ltd.	8,211	0.0
376	POSCO Future M Co. Ltd.	35,523	0.0
841	POSCO Holdings, Inc.	143,461	0.2
658	Posco International Corp.	17,479	0.0
213 (1)(2)	Samsung Biologics Co. Ltd.	136,484	0.2
1,065	Samsung C&T Corp.	82,292	0.1
690	Samsung Electro- Mechanics Co. Ltd.	57,231	0.1
58,279	Samsung Electronics Co. Ltd.	2,079,792	2.2
1,971 (1)	Samsung Engineering Co. Ltd.	21,971	0.0
370	Samsung Fire & Marine Insurance Co. Ltd.	89,575	0.1
8,031 (1)	Samsung Heavy Industries Co. Ltd.	61,273	0.1
958 (1)	Samsung Life Insurance Co. Ltd.	61,303	0.1
662	Samsung SDI Co. Ltd.	109,421	0.1
519	Samsung SDS Co. Ltd.	44,660	0.1
5,221	Shinhan Financial Group Co. Ltd.	169,300	0.2
396 (1)	SK Biopharmaceuticals Co. Ltd.	29,572	0.0
291 (1)	SK Bioscience Co. Ltd.	9,908	0.0
6,687	SK Hynix, Inc.	766,266	0.8
758 (1)	SK Innovation Co. Ltd.	57,302	0.1
1,144 (1)	SK Square Co. Ltd.	60,080	0.1
608	SK Telecom Co. Ltd.	22,783	0.0
438	SK, Inc.	38,879	0.0
236 (1)	SKC Co. Ltd.	16,611	0.0
586	S-Oil Corp.	21,882	0.0
7,493	Woori Financial Group, Inc.	78,072	0.1
683	Yuhan Corp.	55,029	0.1
		7,918,809	8.2
	Taiwan: 18.9%
6,000	Accton Technology Corp.	141,023	0.1
35,462	Acer, Inc.	42,956	0.0
5,324	Advantech Co. Ltd.	56,148	0.1
1,603	Airtac International Group	41,175	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
1,000	Alchip Technologies Ltd.	$99,632	0.1
39,243	ASE Technology Holding Co. Ltd.	192,700	0.2
28,356	Asia Cement Corp.	34,924	0.0
4,000	Asia Vital Components Co. Ltd.	75,459	0.1
9,000	Asustek Computer, Inc.	168,696	0.2
87,400	AUO Corp.	38,994	0.0
8,000	Catcher Technology Co. Ltd.	47,257	0.1
113,545	Cathay Financial Holding Co. Ltd.	236,159	0.2
17,960	Chailease Holding Co. Ltd.	61,799	0.1
71,152	Chang Hwa Commercial Bank Ltd.	38,704	0.0
21,650	Cheng Shin Rubber Industry Co. Ltd.	32,335	0.0
35,000	China Airlines Ltd.	27,345	0.0
194,100	China Development Financial Holding Corp.	101,683	0.1
142,535	China Steel Corp.	85,363	0.1
45,000	Chunghwa Telecom Co. Ltd.	169,399	0.2
52,000	Compal Electronics, Inc.	59,535	0.1
200,170	CTBC Financial Holding Co. Ltd.	238,290	0.3
23,703	Delta Electronics, Inc.	310,254	0.3
10,000	E Ink Holdings, Inc.	83,268	0.1
170,514	E.Sun Financial Holding Co. Ltd.	139,982	0.1
2,386	Eclat Textile Co. Ltd.	36,971	0.0
1,000	eMemory Technology, Inc.	102,167	0.1
33,000	Eva Airways Corp.	44,593	0.0
12,656	Evergreen Marine Corp. Taiwan Ltd.	86,816	0.1
35,685	Far Eastern New Century Corp.	34,364	0.0
21,000	Far EasTone Telecommunications Co. Ltd.	57,217	0.1
6,597	Feng TAY Enterprise Co. Ltd.	26,711	0.0
133,162	First Financial Holding Co. Ltd.	109,957	0.1
44,600	Formosa Chemicals & Fibre Corp.	37,100	0.0
47,600	Formosa Plastics Corp.	51,497	0.1
2,100	Fortune Electric Co. Ltd.	35,953	0.0
97,477	Fubon Financial Holding Co. Ltd.	268,063	0.3
6,000	Gigabyte Technology Co. Ltd.	49,644	0.1
1,000	Global Unichip Corp.	41,288	0.0
3,000	Globalwafers Co. Ltd.	34,864	0.0
152,170	Hon Hai Precision Industry Co. Ltd.	850,729	0.9
3,080	Hotai Motor Co. Ltd.	58,090	0.1
105,483	Hua Nan Financial Holdings Co. Ltd.	84,016	0.1
95,343	Innolux Corp.	41,660	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
3,000	International Games System Co. Ltd.	$89,078	0.1
33,000	Inventec Corp.	50,287	0.1
1,000	Jentech Precision Industrial Co. Ltd.	46,366	0.1
1,000	Largan Precision Co. Ltd.	81,408	0.1
25,538	Lite-On Technology Corp.	77,318	0.1
18,820	MediaTek, Inc.	809,067	0.8
140,811	Mega Financial Holding Co. Ltd.	166,005	0.2
9,000	Micro-Star International Co. Ltd.	50,266	0.1
61,890	Nan Ya Plastics Corp.	56,371	0.1
17,000 (1)	Nanya Technology Corp.	15,128	0.0
2,000	Nien Made Enterprise Co. Ltd.	22,327	0.0
7,000	Novatek Microelectronics Corp.	106,934	0.1
24,000	Pegatron Corp.	67,112	0.1
3,000 (1)	PharmaEssentia Corp.	56,203	0.1
27,000	Pou Chen Corp.	30,339	0.0
7,000	President Chain Store Corp.	56,127	0.1
33,000	Quanta Computer, Inc.	287,213	0.3
5,760	Realtek Semiconductor Corp.	99,547	0.1
20,020	Ruentex Development Co. Ltd.	26,160	0.0
48,152	Shanghai Commercial & Savings Bank Ltd.	58,106	0.1
176,377 (1)	Shin Kong Financial Holding Co. Ltd.	63,406	0.1
131,194	SinoPac Financial Holdings Co. Ltd.	91,467	0.1
16,800	Synnex Technology International Corp.	36,246	0.0
142,322	Taishin Financial Holding Co. Ltd.	75,455	0.1
88,669	Taiwan Business Bank	40,119	0.0
81,389	Taiwan Cement Corp.	78,629	0.1
127,166	Taiwan Cooperative Financial Holding Co. Ltd.	94,166	0.1
13,000	Taiwan High Speed Rail Corp.	11,018	0.0
22,000	Taiwan Mobile Co. Ltd.	76,123	0.1
300,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,750,016	10.1
17,000	Unimicron Technology Corp.	72,844	0.1
57,209	Uni-President Enterprises Corp.	141,043	0.2
136,000	United Microelectronics Corp.	177,153	0.2
12,006	Vanguard International Semiconductor Corp.	36,570	0.0
1,000	Voltronic Power Technology Corp.	56,605	0.1
36,374	Walsin Lihwa Corp.	26,263	0.0
8,645	Wan Hai Lines Ltd.	21,364	0.0
33,000	Wistron Corp.	104,256	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
1,000	Wiwynn Corp.	$79,387	0.1
20,280	WPG Holdings Ltd.	42,229	0.0
4,802	Yageo Corp.	79,017	0.1
21,000	Yang Ming Marine Transport Corp.	48,457	0.1
125,905	Yuanta Financial Holding Co. Ltd.	130,318	0.1
9,000	Zhen Ding Technology Holding Ltd.	32,870	0.0
		18,191,163	18.9
	Thailand: 1.4%
400	Advanced Info Service PCL	3,356	0.0
13,800	Advanced Info Service PCL - Foreign Shares	115,786	0.1
50,900	Airports of Thailand PCL	88,550	0.1
134,200	Bangkok Dusit Medical Services PCL - Class F	96,324	0.1
94,000	Bangkok Expressway & Metro PCL	19,528	0.0
7,200	Bumrungrad Hospital PCL	42,034	0.1
1,300	Central Pattana PCL	2,169	0.0
23,900	Central Pattana PCL - Foreign Shares	39,879	0.1
22,100	Central Retail Corp. PCL	21,884	0.0
2,500	Charoen Pokphand Foods PCL	1,669	0.0
42,000	Charoen Pokphand Foods PCL - Foreign Shares	28,047	0.0
69,500	CP ALL PCL - Foreign	113,301	0.1
26,211	CP AXTRA PCL	20,949	0.0
37,800	Delta Electronics Thailand PCL	167,520	0.2
35,600	Gulf Energy Development PCL	61,884	0.1
75,851	Home Product Center PCL	20,779	0.0
11,700	Intouch Holdings PCL - Class F	33,197	0.0
6,900	Kasikornbank PCL	31,406	0.0
4,800	Krung Thai Bank PCL	2,953	0.0
39,400	Krung Thai Bank PCL - Foreign Shares	24,242	0.0
11,300	Krungthai Card PCL	16,533	0.0
42,400	Minor International PCL	32,193	0.0
17,200	PTT Exploration & Production PCL	60,458	0.1
2,200	PTT Global Chemical PCL	1,568	0.0
27,100	PTT Global Chemical PCL - Foreign Shares	19,312	0.0
34,200 (3)	PTT Oil & Retail Business PCL	13,313	0.0
120,300	PTT PCL - Foreign	112,160	0.1
48,900 (4)	Robinson PCL	—	—
9,900	SCB X PCL	34,082	0.1
9,500	Siam Cement PCL - Foreign	46,666	0.1
16,100	Thai Oil PCL - Foreign	13,404	0.0
335,200	TMBThanachart Bank PCL	18,267	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
124,407 (1)	True Corp. PCL	$40,384	0.1
		1,343,797	1.4
	Turkey: 0.6%
37,561	Akbank TAS	68,864	0.1
2,278	Anadolu Efes Biracilik Ve Malt Sanayii AS	12,318	0.0
17,263	Aselsan Elektronik Sanayi Ve Ticaret AS	35,383	0.0
5,483	BIM Birlesik Magazalar AS	81,924	0.1
9,718	Coca-Cola Icecek AS	16,445	0.0
36,156	Eregli Demir ve Celik Fabrikalari TAS	24,941	0.0
821	Ford Otomotiv Sanayi AS	21,749	0.0
12,803	Haci Omer Sabanci Holding AS	34,748	0.0
9,143	KOC Holding AS	46,142	0.1
2,816 (1)	Pegasus Hava Tasimaciligi AS	16,955	0.0
132,775 (1)	Sasa Polyester Sanayi AS	15,265	0.0
6,525 (1)	Turk Hava Yollari AO	51,779	0.1
14,792	Turkcell Iletisim Hizmetleri AS	38,737	0.0
105,991	Turkiye Is Bankasi AS - Class C	40,510	0.1
12,070	Turkiye Petrol Rafinerileri AS	48,421	0.1
15,608	Turkiye Sise ve Cam Fabrikalari AS	18,296	0.0
41,315	Yapi ve Kredi Bankasi AS	35,765	0.0
		608,242	0.6
	United Arab Emirates: 1.3%
35,736	Abu Dhabi Commercial Bank PJSC	101,311	0.1
17,934	Abu Dhabi Islamic Bank PJSC	67,477	0.1
39,156	Abu Dhabi National Oil Co. for Distribution PJSC	37,524	0.0
39,645	ADNOC Drilling Co. PJSC	57,529	0.1
47,117	Aldar Properties PJSC	98,478	0.1
34,785	Americana Restaurants International PLC	20,920	0.0
36,105	Dubai Islamic Bank PJSC	69,637	0.1
79,510	Emaar Properties PJSC	278,527	0.3
22,711	Emirates NBD Bank PJSC	132,629	0.1
42,278	Emirates Telecommunications Group Co. PJSC	187,849	0.2
52,806	First Abu Dhabi Bank PJSC	197,495	0.2
45,014 (1)	Multiply Group PJSC	25,371	0.0
		1,274,747	1.3
	United Kingdom: 0.1%
6,056	Anglogold Ashanti PLC	135,446	0.1

	United States: 0.3%
8,500 (1)	BeiGene Ltd.	121,191	0.1
952 (1)	Legend Biotech Corp., ADR	30,978	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
1,034	Southern Copper Corp.	$94,229	0.1
		246,398	0.3
	Total Common Stock (Cost $108,746,794)	91,320,373	95.0

PREFERRED STOCK: 1.5%
	Brazil: 1.0%
66,345	Banco Bradesco SA - Preference Shares	124,145	0.1
2,751	Centrais Eletricas Brasileiras SA	16,850	0.0
23,137	Cia Energetica de Minas Gerais	41,609	0.1
12,000	Cia Paranaense de Energia	17,773	0.0
17,306	Gerdau SA	50,816	0.1
57,342	Itau Unibanco Holding SA	285,232	0.3
67,595	Itausa SA	96,613	0.1
55,901	Petroleo Brasileiro SA	327,469	0.3
		960,507	1.0
	Chile: 0.1%
1,745	Sociedad Quimica y Minera de Chile SA	64,219	0.1

	Colombia: 0.0%
5,739	Bancolombia SA	45,828	0.0

	Russia: —%
773,978 (4)	Surgutneftegas PJSC	—	—

	South Korea: 0.4%
216	Hyundai Motor Co.	22,168	0.0
477	Hyundai Motor Co. - Second Preference Shares	50,055	0.1
10,215	Samsung Electronics Co. Ltd.	303,406	0.3
		375,629	0.4
	Total Preferred Stock (Cost $2,121,409)	1,446,183	1.5
	Total Long-Term Investments (Cost $110,868,203)	92,766,556	96.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Repurchase Agreements: 0.7%
695,223 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $695,393, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $709,127, due 03/27/25-01/01/55)	$695,223	0.7
	Total Repurchase Agreements (Cost $695,223)	695,223	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
3,827,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $3,827,000)	$3,827,000	4.0

	Total Short-Term Investments (Cost $4,522,223)	4,522,223	4.7
	Total Investments in Securities (Cost $115,390,426)	$97,288,779	101.2
	Liabilities in Excess of Other Assets	(1,150,846)	(1.2)
	Net Assets	$96,137,933	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Sector Diversification	Percentage of Net Assets
Information Technology	23.4%
Financials	23.0
Consumer Discretionary	12.7
Communication Services	9.1
Industrials	6.3
Materials	5.5
Consumer Staples	4.6
Energy	4.4
Health Care	3.3
Utilities	2.6
Real Estate	1.6
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,838,957	$—	$—	$2,838,957
Chile	316,282	—	—	316,282
China	868,118	22,965,712	10,125	23,843,955
Colombia	45,603	—	—	45,603
Czechia	98,578	34,434	—	133,012
Egypt	58,000	—	—	58,000
Greece	—	431,761	—	431,761
Hong Kong	64,302	984,289	—	1,048,591
Hungary	—	225,194	—	225,194
India	102,039	17,993,713	—	18,095,752
Indonesia	618,190	753,189	—	1,371,379
Ireland	825,676	—	—	825,676
Kuwait	21,120	672,249	—	693,369
Luxembourg	40,021	—	—	40,021
Malaysia	83,048	1,346,320	—	1,429,368
Mexico	1,625,071	—	—	1,625,071
Netherlands	53,328	—	—	53,328
Peru	172,259	—	—	172,259
Philippines	160,644	324,523	—	485,167
Poland	56,155	698,340	—	754,495
Qatar	121,424	633,779	—	755,203
Russia	—	—	—	—
Saudi Arabia	444,341	3,404,191	—	3,848,532
Singapore	—	19,356	—	19,356
South Africa	901,585	1,589,855	—	2,491,440
South Korea	—	7,918,809	—	7,918,809
Taiwan	—	18,191,163	—	18,191,163
Thailand	20,949	1,322,848	—	1,343,797
Turkey	368,750	239,492	—	608,242
United Arab Emirates	445,484	829,263	—	1,274,747
United Kingdom	—	135,446	—	135,446
United States	125,207	121,191	—	246,398
Total Common Stock	10,475,131	80,835,117	10,125	91,320,373
Preferred Stock	1,070,554	375,629	—	1,446,183
Short-Term Investments	3,827,000	695,223	—	4,522,223
Total Investments, at fair value	$15,372,685	$81,905,969	$10,125	$97,288,779
Other Financial Instruments
China	—	7,195	—	7,195
India	1,965	—	—	1,965
Thailand	—	11,854	—	11,854
Liabilities Table
Other Financial Instruments+
Futures	$(80,186)	$—	$—	$(80,186)
Total Liabilities	$(80,186)	$—	$—	$(80,186)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI Emerging Markets Index	69	03/21/25	$3,704,610	$(80,186)
			$3,704,610	$(80,186)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$80,186
Total Liability Derivatives		$80,186

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$228,798	$228,798
Foreign exchange contracts	(3,585)	—	(3,585)
Total	$(3,585)	$228,798	$225,213

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(159,585)
Total	$(159,585)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $119,336,536.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,951,039
Gross Unrealized Depreciation	(39,057,317)
Net Unrealized Depreciation	$(22,106,278)

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Australia: 6.3%
203,761	ANZ Group Holdings Ltd.	$3,590,227	0.3
87,942 (1)	APA Group	378,603	0.0
38,754	Aristocrat Leisure Ltd.	1,636,602	0.1
13,286 (1)	ASX Ltd.	534,271	0.1
62,436 (1)	BHP Group Ltd. - Class DI	1,523,111	0.1
30,019 (1)	BlueScope Steel Ltd.	347,113	0.0
95,292	Brambles Ltd.	1,133,322	0.1
25,827 (1)	CAR Group Ltd.	574,751	0.1
4,478	Cochlear Ltd.	801,913	0.1
91,784	Coles Group Ltd.	1,071,444	0.1
114,500	Commonwealth Bank of Australia	10,834,125	1.0
36,282	Computershare Ltd.	762,157	0.1
33,115	CSL Ltd.	5,776,938	0.5
104,318 (1)	Endeavour Group Ltd./ Australia	270,623	0.0
115,858 (1)	Fortescue Metals Group Ltd.	1,304,626	0.1
117,706	Goodman Group	2,587,407	0.2
131,265	GPT Group	353,613	0.0
162,163	Insurance Australia Group Ltd.	848,149	0.1
152,522	Lottery Corp. Ltd.	465,202	0.0
24,772 (1)	Macquarie Group Ltd.	3,387,892	0.3
188,719	Medibank Pvt Ltd.	442,338	0.0
12,120 (1)	Mineral Resources Ltd.	255,791	0.0
270,391	Mirvac Group	312,708	0.0
210,315	National Australia Bank Ltd.	4,818,804	0.4
78,748	Northern Star Resources Ltd.	748,198	0.1
33,373	Orica Ltd.	342,121	0.0
117,864 (1)	Origin Energy Ltd.	793,940	0.1
3,936	Pro Medicus Ltd.	608,004	0.1
52,421 (2)	Qantas Airways Ltd.	290,199	0.0
102,952	QBE Insurance Group Ltd.	1,222,644	0.1
12,595 (1)	Ramsay Health Care Ltd.	268,767	0.0
3,621 (1)	REA Group Ltd.	520,930	0.1
15,493	Reece Ltd.	214,027	0.0
25,397 (1)	Rio Tinto Ltd.	1,841,610	0.2
222,201	Santos Ltd.	920,112	0.1
355,993	Scentre Group	753,583	0.1
24,451 (1)	SEEK Ltd.	340,263	0.0
13,945	SGH Ltd.	396,699	0.0
31,274	Sonic Healthcare Ltd.	521,615	0.1
309,813 (1)	South32 Ltd. - Class DI	649,859	0.1
163,582	Stockland	485,192	0.0
87,047	Suncorp Group Ltd.	1,022,699	0.1
276,679	Telstra Group Ltd.	685,694	0.1
211,892 (1)	Transurban Group	1,751,289	0.2
55,603	Treasury Wine Estates Ltd.	389,482	0.0
265,154	Vicinity Ltd.	343,647	0.0
16,078 (1)	Washington H Soul Pattinson & Co. Ltd.	339,858	0.0
77,638 (1)	Wesfarmers Ltd.	3,429,856	0.3
235,231 (1)	Westpac Banking Corp.	4,695,442	0.4
12,585	WiseTech Global Ltd.	939,510	0.1
129,906 (1)	Woodside Energy Group Ltd. (WDS)	2,011,586	0.2
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
83,577 (1)	Woolworths Group Ltd.	$1,575,483	0.1
		72,114,039	6.3
	Austria: 0.2%
23,038	Erste Group Bank AG	1,425,964	0.1
30,248	Mondi PLC QX	450,319	0.1
10,092	OMV AG	391,385	0.0
4,666 (1)	Verbund AG	338,330	0.0
		2,605,998	0.2
	Belgium: 0.7%
10,949	Ageas SA	532,343	0.1
61,479	Anheuser-Busch InBev SA	3,077,885	0.3
1,472	D’ieteren Group	244,864	0.0
2,015 (1)	Elia Group SA	155,040	0.0
5,690	Groupe Bruxelles Lambert NV	389,059	0.0
15,703	KBC Group NV	1,212,418	0.1
28 (1)	Lotus Bakeries NV	313,407	0.0
1,056 (1)	Sofina SA	238,370	0.0
5,079	Syensqo SA	370,919	0.0
8,650 (1)	UCB SA	1,721,903	0.2
12,269	Warehouses De Pauw CVA	241,187	0.0
		8,497,395	0.7
	Chile: 0.1%
27,022	Antofagasta PLC	535,290	0.1

	China: 0.0%
176,700	Yangzijiang Shipbuilding Holdings Ltd.	386,239	0.0

	Denmark: 2.8%
200	AP Moller - Maersk A/S - Class A	321,774	0.0
312 (1)	AP Moller - Maersk A/S - Class B	519,093	0.0
6,546	Carlsberg AS - Class B	628,696	0.1
8,629	Coloplast A/S - Class B	945,412	0.1
47,190	Danske Bank A/S	1,337,963	0.1
6,050 (2)	Demant A/S	222,678	0.0
13,983 (1)	DSV A/S	2,977,899	0.3
4,305 (2)	Genmab A/S	899,068	0.1
220,343	Novo Nordisk A/S - Class B	19,011,597	1.7
24,108	Novozymes A/S - Class B	1,366,119	0.1
11,504 (1)(2)(3)	Orsted AS	519,449	0.1
5,610	Pandora A/S	1,026,380	0.1
641 (1)	Rockwool A/S - Class B	228,091	0.0
23,231	Tryg A/S	490,042	0.0
69,092 (1)(2)	Vestas Wind Systems A/S	947,728	0.1
4,379 (2)	Zealand Pharma A/S	435,601	0.0
		31,877,590	2.8
	Finland: 1.0%
9,747	Elisa Oyj	422,031	0.1
30,743 (1)	Fortum Oyj	430,387	0.1
18,716 (1)	Kesko Oyj - Class B	353,122	0.0
23,254	Kone Oyj - Class B	1,133,636	0.1
42,604 (1)	Metso Oyj	396,625	0.0
28,991 (1)	Neste Oyj	366,888	0.0
364,853	Nokia Oyj	1,613,899	0.2

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
471	Nordea Bank Abp - EUR	$5,139	0.0
215,385	Nordea Bank Abp - SEK	2,346,218	0.2
7,394	Orion Oyj - Class B	327,655	0.0
33,854	Sampo Oyj - Class A	1,382,766	0.1
39,889 (1)	Stora Enso Oyj - Class R	401,444	0.0
36,516	UPM-Kymmene Oyj	1,004,176	0.1
34,466	Wartsila Oyj Abp	610,831	0.1
		10,794,817	1.0
	France: 10.6%
13,355	Accor SA	649,556	0.1
2,373	Aeroports de Paris	274,761	0.0
39,561	Air Liquide SA	6,431,031	0.6
40,654	Airbus SE	6,509,971	0.6
23,719 (2)	Alstom SA	529,244	0.1
4,207 (3)	Amundi SA	279,979	0.0
3,857	Arkema SA	293,488	0.0
120,478	AXA SA	4,287,772	0.4
2,839	BioMerieux	303,860	0.0
69,629	BNP Paribas SA	4,275,003	0.4
48,862	Bollore SE	300,455	0.0
12,994	Bouygues SA	384,760	0.0
21,771	Bureau Veritas SA	661,408	0.1
10,628	Capgemini SE	1,735,848	0.2
37,166	Carrefour SA	528,977	0.1
31,034	Cie de Saint-Gobain	2,757,736	0.2
45,707	Cie Generale des Etablissements Michelin SCA	1,504,011	0.1
3,825	Covivio SA/France	193,865	0.0
72,573	Credit Agricole SA	998,571	0.1
44,168	Danone SA	2,984,865	0.3
1,344	Dassault Aviation SA	274,628	0.0
45,785	Dassault Systemes SE	1,584,343	0.1
16,768 (1)	Edenred	551,266	0.1
5,037	Eiffage SA	441,702	0.0
124,960	Engie SA	1,981,794	0.2
20,337	EssilorLuxottica SA	4,960,805	0.4
2,863	Eurazeo SE	213,549	0.0
3,152	Gecina SA	295,296	0.0
20,729	Getlink SE	330,539	0.0
2,167	Hermes International	5,199,443	0.5
2,585	Ipsen SA	296,295	0.0
5,093	Kering SA	1,257,949	0.1
14,743	Klepierre SA	424,591	0.0
6,983 (3)	La Francaise des Jeux SAEM	268,920	0.0
17,942	Legrand SA	1,745,245	0.2
16,430	L’Oreal SA	5,816,275	0.5
18,820	LVMH Moet Hennessy Louis Vuitton SE	12,379,678	1.1
127,394	Orange SA	1,271,116	0.1
13,865 (1)	Pernod Ricard SA	1,566,565	0.1
15,659	Publicis Groupe SA	1,667,053	0.2
13,172	Renault SA	641,265	0.1
15,303	Rexel SA	389,760	0.0
24,847	Safran SA	5,444,171	0.5
78,100	Sanofi	7,592,169	0.7
2,001	Sartorius Stedim Biotech	390,654	0.0
37,413	Schneider Electric SE	9,314,201	0.8
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
1,706	SEB SA	$154,170	0.0
49,279	Societe Generale SA	1,383,042	0.1
6,063 (1)	Sodexo SA	499,603	0.1
46,397	STMicroelectronics NV	1,162,100	0.1
3,728	Teleperformance	319,763	0.0
6,340	Thales SA	910,396	0.1
147,637 (1)	TotalEnergies SE	8,225,584	0.7
8,117 (1)	Unibail-Rodamco-Westfield	611,330	0.1
48,139	Veolia Environnement SA	1,350,663	0.1
34,225	Vinci SA	3,523,693	0.3
		120,324,777	10.6
	Germany: 8.6%
11,083	Adidas AG	2,726,026	0.2
26,800	Allianz SE	8,237,339	0.7
61,063	BASF SE	2,677,683	0.2
67,214	Bayer AG	1,342,598	0.1
19,834	Bayerische Motoren Werke AG	1,622,223	0.1
5,612 (1)	Bechtle AG	179,989	0.0
6,787	Beiersdorf AG	871,760	0.1
8,905	Brenntag SE	535,535	0.1
2,758	Carl Zeiss Meditec AG - Class BR	129,119	0.0
64,841	Commerzbank AG	1,064,850	0.1
7,538	Continental AG	507,937	0.1
12,284 (2)(3)	Covestro AG	713,512	0.1
4,276	CTS Eventim AG & Co. KGaA	361,472	0.0
33,782	Daimler Truck Holding AG	1,293,922	0.1
12,667 (2)(3)	Delivery Hero SE	355,845	0.0
129,647	Deutsche Bank AG	2,237,307	0.2
12,883	Deutsche Boerse AG	2,967,683	0.3
40,999 (1)	Deutsche Lufthansa AG	263,489	0.0
69,785	Deutsche Post AG, Reg	2,463,579	0.2
238,809	Deutsche Telekom AG, Reg	7,155,463	0.6
153,603	E.ON SE	1,789,178	0.2
17,563	Evonik Industries AG	305,281	0.0
14,074	Fresenius Medical Care AG & Co. KGaA	640,801	0.1
28,901 (2)	Fresenius SE & Co. KGaA	1,003,183	0.1
10,628	GEA Group AG	527,928	0.1
4,125	Hannover Rueck SE	1,032,981	0.1
9,342	Heidelberg Materials AG	1,154,328	0.1
7,121	Henkel AG & Co. KGaA	548,796	0.1
89,346	Infineon Technologies AG	2,916,412	0.3
4,971	Knorr-Bremse AG	360,803	0.0
5,103	LEG Immobilien SE	432,830	0.0
51,236	Mercedes-Benz Group AG	2,856,501	0.3
8,842	Merck KGaA	1,286,715	0.1
3,682	MTU Aero Engines AG	1,229,774	0.1
9,151	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	4,617,255	0.4
3,957	Nemetschek SE	384,391	0.0
7,235	Puma SE	332,671	0.0
351	Rational AG	300,635	0.0
2,980	Rheinmetall AG	1,903,947	0.2

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
43,257	RWE AG	$1,291,809	0.1
71,442	SAP SE	17,572,908	1.6
5,139 (3)	Scout24 SE	453,460	0.0
51,996	Siemens AG, Reg	10,138,955	0.9
43,749 (2)	Siemens Energy AG	2,321,832	0.2
19,293 (3)	Siemens Healthineers AG	1,018,805	0.1
9,085	Symrise AG	969,122	0.1
4,424	Talanx AG	376,268	0.0
50,667	Vonovia SE	1,542,451	0.1
15,371 (2)(3)	Zalando SE	514,211	0.1
		97,531,562	8.6
	Hong Kong: 2.0%
747,899	AIA Group Ltd.	5,372,056	0.5
253,417	BOC Hong Kong Holdings Ltd.	809,195	0.1
131,699	CK Asset Holdings Ltd.	537,512	0.1
183,199	CK Hutchison Holdings Ltd.	973,967	0.1
42,902	CK Infrastructure Holdings Ltd.	318,481	0.0
112,365	CLP Holdings Ltd.	942,438	0.1
3,837	Futu Holdings Ltd., ADR	306,921	0.0
149,159	Galaxy Entertainment Group Ltd.	627,905	0.1
51,536	Hang Seng Bank Ltd.	631,256	0.1
99,059	Henderson Land Development Co. Ltd.	300,293	0.0
259,867	HKT Trust & HKT Ltd. - Stapled Security	320,942	0.0
767,181	Hong Kong & China Gas Co. Ltd.	611,280	0.1
82,388	Hong Kong Exchanges & Clearing Ltd.	3,083,680	0.3
75,633	Hongkong Land Holdings Ltd.	336,785	0.0
10,204	Jardine Matheson Holdings Ltd.	417,683	0.0
700	Jardine Matheson Holdings Ltd.	28,602	0.0
175,032	Link REIT	736,099	0.1
106,644	MTR Corp. Ltd.	370,466	0.0
94,845	Power Assets Holdings Ltd.	660,536	0.1
184,435	Prudential PLC	1,463,674	0.1
266,626	Sino Land Co. Ltd.	269,037	0.0
92,000	SITC International Holdings Co. Ltd.	243,959	0.0
98,971	Sun Hung Kai Properties Ltd.	941,743	0.1
28,120	Swire Pacific Ltd. - Class A	254,306	0.0
94,000	Techtronic Industries Co. Ltd.	1,235,719	0.1
571,500 (3)	WH Group Ltd.	440,418	0.0
73,000 (1)	Wharf Holdings Ltd.	204,829	0.0
114,361	Wharf Real Estate Investment Co. Ltd.	290,880	0.0
		22,730,662	2.0
	Ireland: 0.7%
13,293	AerCap Holdings NV	1,272,140	0.1
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland (continued)
127,457	AIB Group PLC	$704,826	0.1
68,706	Bank of Ireland Group PLC	626,561	0.0
6,775	DCC PLC	434,113	0.0
62,916	Experian PLC	2,704,108	0.2
29,382 (2)	James Hardie Industries PLC	905,576	0.1
10,476	Kerry Group PLC - Class A	1,010,374	0.1
10,577	Kingspan Group PLC	768,922	0.1
		8,426,620	0.7
	Israel: 0.9%
2,908	Azrieli Group Ltd.	240,006	0.0
86,490	Bank Hapoalim BM	1,044,121	0.1
103,157	Bank Leumi Le-Israel BM	1,227,293	0.1
6,020 (2)	Check Point Software Technologies Ltd.	1,123,934	0.1
2,953 (2)	CyberArk Software Ltd.	983,792	0.1
1,829	Elbit Systems Ltd.	479,591	0.0
6,855 (2)	Global-e Online Ltd.	373,803	0.0
53,036	ICL Group Ltd.	261,937	0.0
84,767	Israel Discount Bank Ltd. - Class A	579,876	0.1
10,620	Mizrahi Tefahot Bank Ltd.	459,729	0.0
2,558 (2)	Monday.com Ltd.	602,255	0.1
4,301 (2)	Nice Ltd.	730,411	0.1
77,510 (2)	Teva Pharmaceutical Industries Ltd., ADR	1,708,320	0.1
3,617 (2)	Wix.com Ltd.	776,027	0.1
		10,591,095	0.9
	Italy: 2.5%
8,532 (1)	Amplifon SpA	219,853	0.0
64,424	Assicurazioni Generali SpA	1,822,679	0.2
88,254	Banco BPM SpA	714,558	0.1
68,084	BPER Banca	434,228	0.0
42,186 (1)	Davide Campari-Milano NV	264,018	0.0
1,534	DiaSorin SpA	158,224	0.0
556,454	Enel SpA	3,970,958	0.3
157,299	Eni SpA	2,151,591	0.2
8,624	Ferrari NV	3,679,855	0.3
41,869 (1)	FinecoBank Banca Fineco SpA	730,730	0.1
23,029 (1)(3)	Infrastrutture Wireless Italiane SpA	233,934	0.0
1,000,675	Intesa Sanpaolo SpA	4,013,529	0.4
27,688	Leonardo SpA	744,914	0.1
34,247	Mediobanca Banca di Credito Finanziario SpA	500,142	0.0
15,981	Moncler SpA	843,647	0.1
35,220 (1)(2)(3)	Nexi SpA	196,040	0.0
31,326 (3)	Poste Italiane SpA	443,046	0.0
19,220	Prysmian SpA	1,230,011	0.1
7,165	Recordati Industria Chimica e Farmaceutica SpA	375,621	0.0
138,182	Snam SpA	612,527	0.1
682,796 (1)(2)	Telecom Italia SpA/Milano	174,507	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
96,262	Terna - Rete Elettrica Nazionale	$760,646	0.1
100,796	UniCredit SpA	4,036,718	0.4
26,998	Unipol Gruppo SpA	337,165	0.0
		28,649,141	2.5
	Japan: 22.2%
52,400	Advantest Corp.	2,979,403	0.3
44,780	Aeon Co. Ltd.	1,048,004	0.1
13,421 (1)	AGC, Inc.	392,040	0.0
35,933	Aisin Corp.	401,450	0.0
31,728	Ajinomoto Co., Inc.	1,291,674	0.1
10,889 (1)	ANA Holdings, Inc.	197,630	0.0
98,874	Asahi Group Holdings Ltd.	1,037,257	0.1
85,853	Asahi Kasei Corp.	591,547	0.1
46,800	Asics Corp.	912,964	0.1
123,820	Astellas Pharma, Inc.	1,202,382	0.1
40,679	Bandai Namco Holdings, Inc.	970,001	0.1
39,043 (1)	Bridgestone Corp.	1,312,357	0.1
15,886	Brother Industries Ltd.	268,728	0.0
63,893	Canon, Inc.	2,075,351	0.2
23,700	Capcom Co. Ltd.	515,559	0.1
52,840	Central Japan Railway Co.	991,573	0.1
39,066	Chiba Bank Ltd.	301,113	0.0
44,142 (1)	Chubu Electric Power Co., Inc.	463,096	0.0
45,918	Chugai Pharmaceutical Co. Ltd.	2,024,118	0.2
72,009	Concordia Financial Group Ltd.	396,012	0.0
26,548	Dai Nippon Printing Co. Ltd.	371,504	0.0
22,100	Daifuku Co. Ltd.	454,043	0.0
61,883	Dai-ichi Life Holdings, Inc.	1,648,956	0.2
119,879	Daiichi Sankyo Co. Ltd.	3,280,279	0.3
18,098	Daikin Industries Ltd.	2,111,692	0.2
3,981	Daito Trust Construction Co. Ltd.	445,054	0.0
40,654	Daiwa House Industry Co. Ltd.	1,248,126	0.1
91,421	Daiwa Securities Group, Inc.	603,263	0.1
129,368	Denso Corp.	1,783,596	0.2
13,603 (1)	Dentsu Group, Inc.	326,889	0.0
6,300	Disco Corp.	1,671,248	0.2
62,099	East Japan Railway Co.	1,099,829	0.1
17,279	Eisai Co. Ltd.	470,500	0.0
186,764	ENEOS Holdings, Inc.	979,793	0.1
64,665	FANUC Corp.	1,689,241	0.2
13,026	Fast Retailing Co. Ltd.	4,394,214	0.4
9,223	Fuji Electric Co. Ltd.	493,077	0.0
76,580	FUJIFILM Holdings Corp.	1,584,411	0.1
17,200	Fujikura Ltd.	702,204	0.1
113,530	Fujitsu Ltd.	1,994,334	0.2
15,657	Hankyu Hanshin Holdings, Inc.	408,091	0.0
1,200	Hikari Tsushin, Inc.	260,460	0.0
7,310	Hitachi Construction Machinery Co. Ltd.	162,013	0.0
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
317,255	Hitachi Ltd.	$7,769,594	0.7
307,026	Honda Motor Co. Ltd.	2,923,136	0.3
7,400	Hoshizaki Corp.	290,961	0.0
23,837	Hoya Corp.	2,958,322	0.3
31,564 (1)	Hulic Co. Ltd.	274,158	0.0
61,975	Idemitsu Kosan Co. Ltd.	408,231	0.0
60,316 (1)	Inpex Corp.	758,864	0.1
38,568	Isuzu Motors Ltd.	524,656	0.1
81,316	ITOCHU Corp.	3,998,664	0.4
9,878	Japan Airlines Co. Ltd.	155,721	0.0
67,928	Japan Exchange Group, Inc.	753,690	0.1
99,000	Japan Post Bank Co. Ltd.	935,713	0.1
131,600	Japan Post Holdings Co. Ltd.	1,239,376	0.1
13,100	Japan Post Insurance Co. Ltd.	240,622	0.0
440	Japan Real Estate Investment Corp.	301,912	0.0
82,102 (1)	Japan Tobacco, Inc.	2,106,150	0.2
39,402	JFE Holdings, Inc.	443,670	0.0
27,154	Kajima Corp.	491,891	0.0
63,162	Kansai Electric Power Co., Inc.	700,080	0.1
31,875 (1)	Kao Corp.	1,289,712	0.1
25,400 (1)	Kawasaki Kisen Kaisha Ltd.	361,361	0.0
105,001	KDDI Corp.	3,344,345	0.3
13,288	Keyence Corp.	5,401,195	0.5
46,470	Kikkoman Corp.	516,011	0.1
53,156 (1)	Kirin Holdings Co. Ltd.	690,184	0.1
10,300	Kobe Bussan Co. Ltd.	225,158	0.0
10,500 (1)	Kokusai Electric Corp.	137,591	0.0
59,983	Komatsu Ltd.	1,634,079	0.1
6,866	Konami Group Corp.	642,454	0.1
64,422	Kubota Corp.	746,314	0.1
87,976	Kyocera Corp.	871,994	0.1
16,614	Kyowa Kirin Co. Ltd.	249,841	0.0
5,500 (1)	Lasertec Corp.	515,598	0.1
30,200	M3, Inc.	261,679	0.0
16,308	Makita Corp.	495,910	0.0
97,456	Marubeni Corp.	1,462,676	0.1
22,800 (1)	MatsukiyoCocokara & Co.	331,943	0.0
5,900 (1)	McDonald’s Holdings Co. Japan Ltd.	231,764	0.0
16,076	MEIJI Holdings Co. Ltd.	327,047	0.0
24,900	MINEBEA MITSUMI, Inc.	398,851	0.0
92,848	Mitsubishi Chemical Group Corp.	468,941	0.0
228,779	Mitsubishi Corp.	3,743,219	0.3
130,161	Mitsubishi Electric Corp.	2,197,866	0.2
73,927	Mitsubishi Estate Co. Ltd.	1,026,236	0.1
60,176	Mitsubishi HC Capital, Inc.	396,574	0.0
219,290	Mitsubishi Heavy Industries Ltd.	3,057,769	0.3
759,706	Mitsubishi UFJ Financial Group, Inc.	8,869,343	0.8
172,702	Mitsui & Co. Ltd.	3,581,689	0.3
11,714	Mitsui Chemicals, Inc.	255,710	0.0
182,757	Mitsui Fudosan Co. Ltd.	1,461,568	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
23,600	Mitsui OSK Lines Ltd.	$821,241	0.1
165,006	Mizuho Financial Group, Inc.	4,028,216	0.4
17,200	MonotaRO Co. Ltd.	292,294	0.0
88,062	MS&AD Insurance Group Holdings, Inc.	1,901,920	0.2
115,732	Murata Manufacturing Co. Ltd.	1,836,068	0.2
16,820	NEC Corp.	1,439,407	0.1
23,100 (1)	Nexon Co. Ltd.	343,621	0.0
57,168	NIDEC Corp.	1,026,832	0.1
71,040	Nintendo Co. Ltd.	4,137,497	0.4
525 (1)	Nippon Building Fund, Inc.	408,402	0.0
64,985 (1)	Nippon Paint Holdings Co. Ltd.	419,571	0.0
11,825	Nippon Sanso Holdings Corp.	328,120	0.0
61,980	Nippon Steel Corp.	1,245,527	0.1
2,044,400	Nippon Telegraph & Telephone Corp.	2,042,077	0.2
30,009 (1)	Nippon Yusen KK	998,805	0.1
152,492 (1)	Nissan Motor Co. Ltd.	462,484	0.0
13,751	Nissin Foods Holdings Co. Ltd.	332,203	0.0
5,506	Nitori Holdings Co. Ltd.	652,420	0.1
48,210	Nitto Denko Corp.	806,014	0.1
205,626	Nomura Holdings, Inc.	1,193,009	0.1
25,868	Nomura Research Institute Ltd.	759,525	0.1
43,220	NTT Data Group Corp.	821,823	0.1
44,415	Obayashi Corp.	584,823	0.1
22,000	Obic Co. Ltd.	654,684	0.1
80,528	Olympus Corp.	1,202,303	0.1
12,023	Omron Corp.	404,827	0.0
25,590	Ono Pharmaceutical Co. Ltd.	266,430	0.0
2,600	Oracle Corp. Japan	248,837	0.0
74,600	Oriental Land Co. Ltd./ Japan	1,608,090	0.1
78,963	ORIX Corp.	1,696,433	0.2
24,865	Osaka Gas Co. Ltd.	543,837	0.1
15,644	Otsuka Corp.	357,775	0.0
30,546	Otsuka Holdings Co. Ltd.	1,661,700	0.2
26,068	Pan Pacific International Holdings Corp.	708,182	0.1
159,531	Panasonic Holdings Corp.	1,630,504	0.1
103,070 (1)(2)	Rakuten Group, Inc.	555,287	0.1
95,900	Recruit Holdings Co. Ltd.	6,665,809	0.6
115,200	Renesas Electronics Corp.	1,457,859	0.1
143,113	Resona Holdings, Inc.	1,031,670	0.1
36,132	Ricoh Co. Ltd.	410,339	0.0
18,570	SBI Holdings, Inc.	466,406	0.0
5,600	SCREEN Holdings Co. Ltd.	330,609	0.0
10,700	SCSK Corp.	223,950	0.0
28,712	Secom Co. Ltd.	975,056	0.1
19,716	Seiko Epson Corp.	355,736	0.0
25,919	Sekisui Chemical Co. Ltd.	443,791	0.0
40,785	Sekisui House Ltd.	972,483	0.1
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
151,513	Seven & i Holdings Co. Ltd.	$2,375,365	0.2
21,900	SG Holdings Co. Ltd.	209,344	0.0
16,172	Shimadzu Corp.	452,627	0.0
5,155	Shimano, Inc.	693,438	0.1
123,245	Shin-Etsu Chemical Co. Ltd.	4,059,337	0.4
51,696	Shionogi & Co. Ltd.	725,045	0.1
27,362 (1)	Shiseido Co. Ltd.	483,847	0.0
29,781	Shizuoka Financial Group, Inc.	241,527	0.0
3,936	SMC Corp.	1,528,434	0.1
1,957,000	SoftBank Corp.	2,470,396	0.2
65,392	SoftBank Group Corp.	3,736,877	0.3
60,939	Sompo Holdings, Inc.	1,578,945	0.1
427,150	Sony Group Corp.	9,002,424	0.8
40,135	Subaru Corp.	713,131	0.1
74,555	Sumitomo Corp.	1,613,457	0.1
48,933	Sumitomo Electric Industries Ltd.	874,798	0.1
16,880	Sumitomo Metal Mining Co. Ltd.	384,847	0.0
255,053	Sumitomo Mitsui Financial Group, Inc.	6,121,334	0.5
44,370	Sumitomo Mitsui Trust Holdings, Inc.	1,036,462	0.1
21,196	Sumitomo Realty & Development Co. Ltd.	659,170	0.1
9,534 (1)	Suntory Beverage & Food Ltd.	302,914	0.0
107,576	Suzuki Motor Corp.	1,205,319	0.1
34,414	Sysmex Corp.	630,970	0.1
33,511	T&D Holdings, Inc.	613,377	0.1
11,261	Taisei Corp.	471,822	0.0
108,822 (1)	Takeda Pharmaceutical Co. Ltd.	2,880,771	0.3
132,980	TDK Corp.	1,712,595	0.2
91,756	Terumo Corp.	1,771,417	0.2
14,500	TIS, Inc.	342,492	0.0
7,700	Toho Co. Ltd./Tokyo	300,911	0.0
128,564	Tokio Marine Holdings, Inc.	4,613,921	0.4
104,566 (2)	Tokyo Electric Power Co. Holdings, Inc.	312,560	0.0
30,695	Tokyo Electron Ltd.	4,614,054	0.4
23,272	Tokyo Gas Co. Ltd.	644,790	0.1
36,294	Tokyu Corp.	386,779	0.0
16,316	TOPPAN Holdings, Inc.	432,834	0.0
95,003	Toray Industries, Inc.	601,545	0.1
9,734	TOTO Ltd.	233,191	0.0
11,105	Toyota Industries Corp.	893,125	0.1
702,390	Toyota Motor Corp.	13,714,335	1.2
43,662	Toyota Tsusho Corp.	772,142	0.1
8,653 (2)	Trend Micro, Inc./Japan	466,510	0.0
76,434	Unicharm Corp.	630,124	0.1
30,042	West Japan Railway Co.	532,100	0.1
17,570 (1)	Yakult Honsha Co. Ltd.	332,816	0.0
63,212 (1)	Yamaha Motor Co. Ltd.	556,942	0.1
15,542	Yaskawa Electric Corp.	396,635	0.0
15,573	Yokogawa Electric Corp.	331,227	0.0
195,644	Z Holdings Corp.	517,301	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
6,600	Zensho Holdings Co. Ltd.	$373,776	0.0
9,300	ZOZO, Inc.	286,421	0.0
		252,616,126	22.2
	Jordan: 0.0%
11,404	Hikma Pharmaceuticals PLC	284,321	0.0

	Luxembourg: 0.2%
32,090	ArcelorMittal SA	745,589	0.1
14,545 (2)(3)	CVC Capital Partners PLC	321,633	0.0
9,257	Eurofins Scientific SE	472,129	0.0
27,843	Tenaris SA	525,633	0.1
		2,064,984	0.2
	Macao: 0.0%
166,402 (1)(2)	Sands China Ltd.	443,062	0.0
	Netherlands: 4.5%
31,397 (3)	ABN AMRO Bank NV	484,506	0.0
1,488 (2)(3)	Adyen NV	2,211,287	0.2
92,524 (1)	Aegon Ltd.	550,584	0.0
11,692	Akzo Nobel NV	701,790	0.1
4,073 (2)	Argenx SE	2,515,943	0.2
3,213	ASM International, N.V.	1,857,712	0.2
27,338 (1)	ASML Holding NV	19,148,498	1.7
10,861 (1)	ASR Nederland NV	516,570	0.0
5,283 (1)	BE Semiconductor Industries NV	724,132	0.1
5,349 (3)	Euronext NV	600,089	0.1
6,814	EXOR NV	624,679	0.1
8,882	Heineken Holding NV	532,522	0.0
19,704	Heineken NV	1,404,289	0.1
3,905 (1)	IMCD NV	580,325	0.1
226,006	ING Groep NV	3,541,876	0.3
8,337 (1)	JDE Peet’s NV	143,238	0.0
63,583	Koninklijke Ahold Delhaize NV	2,074,010	0.2
266,067	Koninklijke KPN NV	970,198	0.1
54,661 (2)	Koninklijke Philips, N.V.	1,384,634	0.1
18,524	NN Group NV	807,806	0.1
93,594	Prosus NV	3,718,010	0.3
7,436 (1)	Randstad NV	313,075	0.0
2,429	Stellantis NV (STLAM)	31,597	0.0
132,012	Stellantis NV (STLAP)	1,722,757	0.2
56,319 (1)	Universal Music Group NV	1,440,592	0.1
16,318	Wolters Kluwer NV	2,711,146	0.2
		51,311,865	4.5
	New Zealand: 0.3%
115,048	Auckland International Airport Ltd.	560,014	0.1
40,136	Fisher & Paykel Healthcare Corp. Ltd.	862,650	0.1
62,821 (1)	Infratil Ltd.	442,808	0.0
47,764 (1)	Mercury NZ Ltd.	156,288	0.0
88,692	Meridian Energy Ltd.	293,273	0.0
9,927 (2)	Xero Ltd.	1,033,033	0.1
		3,348,066	0.3
	Norway: 0.6%
21,655	Aker BP ASA	425,705	0.0
61,268	DNB Bank ASA	1,223,181	0.1
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
57,322	Equinor ASA	$1,359,624	0.1
13,705	Gjensidige Forsikring ASA	241,993	0.0
6,018	Kongsberg Gruppen ASA	677,066	0.1
31,892	Mowi ASA	546,574	0.1
96,368	Norsk Hydro ASA	530,090	0.1
48,036	Orkla ASA	415,567	0.0
4,517	Salmar ASA	214,688	0.0
42,195	Telenor ASA	470,776	0.1
11,346	Yara International ASA	300,349	0.0
		6,405,613	0.6
	Poland: 0.0%
15,394 (2)	InPost SA	262,809	0.0

	Portugal: 0.1%
214,692	EDP - Energias de Portugal SA	686,804	0.1
31,847	Galp Energia SGPS SA	527,854	0.0
19,405	Jeronimo Martins SGPS SA	370,858	0.0
		1,585,516	0.1
	Singapore: 1.6%
256,137	CapitaLand Ascendas REIT	481,015	0.0
397,943	CapitaLand Integrated Commercial Trust	561,184	0.1
160,496	CapitaLand Investment Ltd./Singapore	307,681	0.0
136,302	DBS Group Holdings Ltd.	4,367,861	0.4
414,412 (1)	Genting Singapore Ltd.	232,485	0.0
144,725 (2)	Grab Holdings Ltd. - Class A	683,102	0.1
99,804	Keppel Corp. Ltd.	500,035	0.1
231,722	Oversea-Chinese Banking Corp. Ltd.	2,830,038	0.3
25,326 (2)	Sea Ltd., ADR	2,687,089	0.2
61,200	Sembcorp Industries Ltd.	247,583	0.0
102,000 (1)	Singapore Airlines Ltd.	480,874	0.0
58,751	Singapore Exchange Ltd.	547,654	0.1
107,006	Singapore Technologies Engineering Ltd.	365,121	0.0
508,450	Singapore Telecommunications Ltd.	1,145,450	0.1
86,556	United Overseas Bank Ltd.	2,298,570	0.2
131,676	Wilmar International Ltd.	298,870	0.0
		18,034,612	1.6
	Spain: 2.7%
1,692 (1)	Acciona SA	190,403	0.0
12,078	ACS Actividades de Construccion y Servicios SA	605,259	0.1
5,131 (3)	Aena SME SA	1,047,227	0.1
30,822	Amadeus IT Group SA	2,175,549	0.2
394,303	Banco Bilbao Vizcaya Argentaria SA	3,858,036	0.3
372,201	Banco de Sabadell SA	723,289	0.1
1,060,063	Banco Santander SA	4,904,122	0.4
273,491	CaixaBank SA	1,484,831	0.1
36,251 (3)	Cellnex Telecom SA	1,145,045	0.1
21,377 (1)	EDP Renovaveis SA	222,031	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain (continued)
21,765	Endesa SA	$468,041	0.1
33,005 (1)	Ferrovial SE	1,385,374	0.1
20,440 (1)(2)	Grifols SA	193,159	0.0
413,647	Iberdrola SA	5,700,154	0.5
74,631	Industria de Diseno Textil SA	3,822,899	0.3
27,808	Red Electrica Corp. SA	474,858	0.1
80,553	Repsol SA	980,167	0.1
271,553 (1)	Telefonica SA	1,108,176	0.1
		30,488,620	2.7
	Sweden: 3.4%
17,810	AddTech AB - Class B	485,284	0.1
19,795	Alfa Laval AB	828,522	0.1
68,574	Assa Abloy AB - Class B	2,025,423	0.2
183,771	Atlas Copco AB - Class A	2,804,650	0.3
106,790	Atlas Copco AB - Class B	1,442,841	0.1
26,334 (1)	Beijer Ref AB	388,639	0.0
18,742 (1)	Boliden AB	527,304	0.1
45,087 (1)	Epiroc AB - Class A	785,759	0.1
26,723	Epiroc AB - Class B	416,910	0.0
25,474 (1)	EQT AB	704,199	0.1
41,753	Essity AB - Class B	1,115,919	0.1
11,594 (3)	Evolution AB	894,081	0.1
45,417 (1)(2)	Fastighets AB Balder	316,091	0.0
15,674	Getinge AB - Class B	257,111	0.0
38,817 (1)	H & M Hennes & Mauritz AB - Class B	523,207	0.1
142,045	Hexagon AB - Class B	1,356,166	0.1
5,223 (1)	Holmen AB - Class B	191,582	0.0
8,328	Industrivarden AB - Class A	263,241	0.0
10,963 (1)	Industrivarden AB - Class C	346,272	0.0
18,724	Indutrade AB	469,166	0.1
10,146 (1)	Investment AB Latour - Class B	253,079	0.0
118,418	Investor AB - Class B	3,136,529	0.3
5,208 (1)	L E Lundbergforetagen AB - Class B	235,985	0.0
15,974	Lifco AB - Class B	462,995	0.0
103,850 (1)	Nibe Industrier AB - Class B	405,842	0.0
21,949	Saab AB - Class B	463,722	0.1
15,059 (1)	Sagax AB - Class B	309,044	0.0
72,948 (1)	Sandvik AB	1,308,059	0.1
33,701 (1)	Securitas AB - Class B	416,678	0.0
108,568	Skandinaviska Enskilda Banken AB - Class A	1,487,826	0.1
23,316 (1)	Skanska AB - Class B	490,274	0.1
23,357	SKF AB - Class B	438,399	0.0
10,481 (2)	Spotify Technology SA	4,688,990	0.4
41,527 (1)	Svenska Cellulosa AB SCA - Class B	526,711	0.1
99,791	Svenska Handelsbanken AB - Class A	1,030,347	0.1
58,086	Swedbank AB - Class A	1,146,963	0.1
13,355 (2)	Swedish Orphan Biovitrum AB	383,129	0.0
36,750	Tele2 AB - Class B	362,888	0.0
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
190,100	Telefonaktiebolaget LM Ericsson - Class B	$1,539,516	0.1
161,669	Telia Co. AB	449,357	0.0
14,599	Trelleborg AB - Class B	499,587	0.1
13,722	Volvo AB - Class A	335,379	0.0
108,677	Volvo AB - Class B	2,641,088	0.2
		39,154,754	3.4
	Switzerland: 9.6%
108,202	ABB Ltd., Reg	5,842,747	0.5
11,541	Adecco Group AG	285,094	0.0
34,188	Alcon, Inc.	2,898,716	0.3
2,313 (1)	Bachem Holding AG	147,921	0.0
2,982 (1)	Baloise Holding AG, Reg	540,349	0.0
2,064 (1)	Banque Cantonale Vaudoise	190,044	0.0
244 (1)	Barry Callebaut AG	324,877	0.0
1,447	BKW AG	239,739	0.0
7	Chocoladefabriken Lindt & Spruengli AG	769,259	0.1
67	Chocoladefabriken Lindt & Spruengli AG - Class PC	743,220	0.1
36,779	Cie Financiere Richemont SA	5,563,714	0.5
14,785 (1)	Clariant AG	165,019	0.0
14,862	Coca-Cola HBC AG - Class DI	507,712	0.0
12,724	DSM-Firmenich AG	1,286,195	0.1
6,265	Dufry AG, Reg	251,501	0.0
481	EMS-Chemie Holding AG	324,565	0.0
5,697 (1)(2)	Galderma Group AG	631,751	0.1
2,287	Geberit AG, Reg	1,297,013	0.1
632	Givaudan SA, Reg	2,762,716	0.2
709,520	Glencore PLC	3,124,836	0.3
2,544	Helvetia Holding AG	419,593	0.0
35,659	Holcim AG	3,433,426	0.3
14,094	Julius Baer Group Ltd.	914,297	0.1
3,305 (1)	Kuehne + Nagel International AG	758,311	0.1
10,406	Logitech International SA	858,976	0.1
4,941	Lonza Group AG	2,916,370	0.3
179,251	Nestle SA	14,706,327	1.3
134,845	Novartis AG, Reg	13,128,145	1.2
1,553	Partners Group Holding AG	2,109,429	0.2
48,067	Roche Holding AG	13,439,858	1.2
2,193	Roche Holding AG - Class BR	655,045	0.1
28,013	Sandoz Group AG	1,148,326	0.1
2,786	Schindler Holding AG	769,727	0.1
1,609	Schindler Holding AG (SCHN)	438,937	0.0
10,372	SGS SA	1,040,493	0.1
20,956 (1)	SIG Group AG	414,361	0.0
10,430	Sika AG, Reg	2,488,672	0.2
3,468	Sonova Holding AG, Reg	1,134,070	0.1
7,637	Straumann Holding AG	961,968	0.1
1,983	Swatch Group AG - Class BR	360,432	0.0
1,965	Swiss Life Holding AG	1,517,113	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
5,298 (1)	Swiss Prime Site AG	$577,453	0.0
20,636	Swiss Re AG	2,988,806	0.3
1,772	Swisscom AG, Reg	986,213	0.1
3,857	Temenos AG	272,537	0.0
225,021	UBS Group AG	6,889,412	0.6
1,850 (3)	VAT Group AG	699,511	0.1
10,013	Zurich Insurance Group AG	5,955,388	0.5
		109,880,184	9.6
	United Arab Emirates: —%
19,351 (2)(4)	NMC Health PLC	—	—

	United Kingdom: 14.3%
66,596	3i Group PLC	2,964,389	0.3
17,841	Admiral Group PLC	589,393	0.1
86,937	Anglo American PLC	2,570,467	0.2
29,918	Ashtead Group PLC	1,850,960	0.2
22,841	Associated British Foods PLC	582,634	0.0
106,066	AstraZeneca PLC	13,828,780	1.2
61,306 (3)	Auto Trader Group PLC	606,611	0.1
183,157	Aviva PLC	1,073,498	0.1
206,762	BAE Systems PLC	2,966,044	0.3
994,315	Barclays PLC	3,326,163	0.3
94,452	Barratt Developments PLC	517,772	0.0
6,989	Berkeley Group Holdings PLC	340,127	0.0
284,702	BHP Group Ltd. - Class DI	6,957,252	0.6
1,106,552	BP PLC	5,469,624	0.5
136,307	British American Tobacco PLC	4,918,576	0.4
442,713 (1)	BT Group PLC	797,979	0.1
22,985	Bunzl PLC	946,406	0.1
352,791	Centrica PLC	588,585	0.1
10,955	Coca-Cola Europacific Partners PLC	852,262	0.1
3,194	Coca-Cola European Partners PLC - USD	245,331	0.0
116,095	Compass Group PLC	3,862,859	0.3
9,090	Croda International PLC	384,480	0.0
152,233	Diageo PLC	4,837,610	0.4
12,581	Endeavour Mining PLC	224,726	0.0
41,552	Entain PLC	356,696	0.0
283,592	GSK PLC	4,783,400	0.4
526,489	Haleon PLC	2,482,464	0.2
25,974	Halma PLC	871,396	0.1
24,377	Hargreaves Lansdown PLC	334,504	0.0
1,245,513	HSBC Holdings PLC	12,234,736	1.1
54,885	Imperial Brands PLC	1,755,151	0.2
91,011	Informa PLC	907,703	0.1
10,894	InterContinental Hotels Group PLC	1,355,465	0.1
11,060	Intertek Group PLC	653,420	0.1
120,957	J Sainsbury PLC	413,324	0.0
177,588	JD Sports Fashion PLC	212,260	0.0
124,850	Kingfisher PLC	388,077	0.0
48,492	Land Securities Group PLC	354,134	0.0
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
403,470	Legal & General Group PLC	$1,158,489	0.1
4,196,246	Lloyds Banking Group PLC	2,865,723	0.3
32,713	London Stock Exchange Group PLC	4,617,578	0.4
154,960	M&G PLC	383,466	0.0
140,324	Marks & Spencer Group PLC	657,161	0.1
88,230	Melrose Industries PLC	609,700	0.1
334,281	National Grid PLC	3,971,323	0.3
482,978	NatWest Group PLC	2,420,314	0.2
8,150	Next PLC	966,766	0.1
41,021	Pearson PLC	657,786	0.1
21,917	Persimmon PLC	327,382	0.0
48,043	Phoenix Group Holdings PLC	306,139	0.0
47,294	Reckitt Benckiser Group PLC	2,862,728	0.3
127,474	RELX PLC - GBP	5,775,688	0.5
172,720	Rentokil Initial PLC	862,123	0.1
77,136	Rio Tinto PLC	4,553,321	0.4
581,875 (2)	Rolls-Royce Holdings PLC	4,126,283	0.4
68,753	Sage Group PLC	1,092,375	0.1
55,234	Schroders PLC	223,262	0.0
88,038	Segro PLC	772,183	0.1
18,495	Severn Trent PLC	579,861	0.0
424,459	Shell PLC	13,230,744	1.2
59,822	Smith & Nephew PLC	741,336	0.1
23,574	Smiths Group PLC	505,437	0.0
5,044	Spirax-Sarco Engineering PLC	431,467	0.0
75,546	SSE PLC	1,514,273	0.1
143,766	Standard Chartered PLC	1,769,924	0.2
242,572	Taylor Wimpey PLC	369,194	0.0
468,794	Tesco PLC	2,156,138	0.2
126,515	Unilever PLC	7,188,623	0.6
43,328	Unilever PLC - NL	2,468,145	0.2
46,727	United Utilities Group PLC	614,679	0.1
1,520,045	Vodafone Group PLC	1,296,713	0.1
12,277	Whitbread PLC	451,914	0.0
45,645 (2)	Wise PLC - Class A	606,682	0.1
73,791	WPP PLC	760,622	0.1
		162,300,800	14.3
	United States: 0.1%
15,075 (1)	QIAGEN NV	675,720	0.1
	Total Common Stock (Cost $586,796,717)	1,093,922,277	96.0

PREFERRED STOCK: 0.3%
	Germany: 0.3%
3,830	Bayerische Motoren Werke AG	286,925	0.0
7,803 (3)	Dr Ing hc F Porsche AG	472,857	0.1
11,580	Henkel AG & Co. KGaA	1,015,990	0.1
10,493	Porsche Automobil Holding SE	395,382	0.0
1,796	Sartorius AG	399,132	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Germany (continued)
14,108	Volkswagen AG	$1,301,678	0.1
		3,871,964	0.3
	Total Preferred Stock (Cost $3,885,551)	3,871,964	0.3
	Total Long-Term Investments (Cost $590,682,268)	1,097,794,241	96.3

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
	Repurchase Agreements: 5.7%
9,351,950 (5)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $9,354,307, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $9,538,989, due 10/01/27-11/01/54)	9,351,950	0.8
17,900,900 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $17,905,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $18,258,918, due 10/01/29-02/01/57)	17,900,900	1.6
757,067 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $757,252, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $772,208, due 03/27/25-01/01/55)	757,067	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
17,900,900 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $17,905,441, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $18,258,918, due 11/01/51-12/01/54)	$17,900,900	1.6
1,396,350 (5)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,396,702, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%- 7.549%, Market Value plus accrued interest $1,424,641, due 02/12/25-07/20/73)	1,396,350	0.1
17,900,900 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $17,905,549, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $18,211,082, due 01/15/26-02/15/53)	17,900,900	1.6
	Total Repurchase Agreements (Cost $65,208,067)	65,208,067	5.7

	Time Deposits: 0.9%
1,650,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	1,650,000	0.1
1,720,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	1,720,000	0.1
1,830,000 (5)	Mizuho Bank Ltd., 4.330%, 01/02/2025	1,830,000	0.2
1,720,000 (5)	Royal Bank of Canada, 4.330%, 01/02/2025	1,720,000	0.1
1,760,000 (5)	Societe Generale S.A., 4.330%, 01/02/2025	1,760,000	0.2

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
1,770,000 (5)	Toronto-Dominion Bank, 4.350%, 01/02/2025	$1,770,000	0.2

	Total Time Deposits (Cost $10,450,000)	10,450,000	0.9
Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 1.9%
20,829,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $20,829,000)	$20,829,000	1.9
	Total Short-Term Investments (Cost $96,487,067)	96,487,067	8.5
	Total Investments in Securities (Cost $687,169,335)	$1,194,281,308	104.8
	Liabilities in Excess of Other Assets	(55,150,929)	(4.8)
	Net Assets	$1,139,130,379	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.
Sector Diversification	Percentage of Net Assets
Financials	21.1%
Industrials	17.0
Health Care	11.9
Consumer Discretionary	10.8
Information Technology	8.4
Consumer Staples	8.1
Materials	5.9
Communication Services	4.6
Energy	3.4
Utilities	3.1
Real Estate	2.0
Short-Term Investments	8.5
Liabilities in Excess of Other Assets	(4.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$72,114,039	$—	$72,114,039
Austria	338,330	2,267,668	—	2,605,998
Belgium	—	8,497,395	—	8,497,395
Chile	—	535,290	—	535,290
China	—	386,239	—	386,239
Denmark	—	31,877,590	—	31,877,590
Finland	1,180,073	9,614,744	—	10,794,817
France	499,603	119,825,174	—	120,324,777
Germany	7,685,465	89,846,097	—	97,531,562
Hong Kong	335,523	22,395,139	—	22,730,662
Ireland	1,272,140	7,154,480	—	8,426,620
Israel	5,568,131	5,022,964	—	10,591,095
Italy	—	28,649,141	—	28,649,141
Japan	735,449	251,880,677	—	252,616,126
Jordan	—	284,321	—	284,321
Luxembourg	—	2,064,984	—	2,064,984
Macao	—	443,062	—	443,062
Netherlands	7,514,777	43,797,088	—	51,311,865
New Zealand	853,287	2,494,779	—	3,348,066
Norway	241,993	6,163,620	—	6,405,613
Poland	—	262,809	—	262,809
Portugal	370,858	1,214,658	—	1,585,516
Singapore	3,370,191	14,664,421	—	18,034,612
Spain	—	30,488,620	—	30,488,620
Sweden	6,550,926	32,603,828	—	39,154,754
Switzerland	631,751	109,248,433	—	109,880,184
United Arab Emirates	—	—	—	—
United Kingdom	7,202,583	155,098,217	—	162,300,800
United States	—	675,720	—	675,720
Total Common Stock	44,351,080	1,049,571,197	—	1,093,922,277
Preferred Stock	1,015,990	2,855,974	—	3,871,964
Short-Term Investments	20,829,000	75,658,067	—	96,487,067
Total Investments, at fair value	$66,196,070	$1,128,085,238	$—	$1,194,281,308
Liabilities Table
Other Financial Instruments+
Futures	$(704,177)	$—	$—	$(704,177)
Total Liabilities	$(704,177)	$—	$—	$(704,177)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that signifiicant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI EAFE Index	317	03/21/25	$35,939,875	$(704,177)
			$35,939,875	$(704,177)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$704,177
Total Liability Derivatives		$704,177

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$1,762,686	$1,762,686
Foreign exchange contracts	26,213	—	26,213

Total	$26,213	$1,762,686	$1,788,899

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,351,689)
Total	$(1,351,689)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $742,242,758.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$500,353,802
Gross Unrealized Depreciation	(47,515,875)
Net Unrealized Appreciation	$452,837,927

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 14.2%
322,948	Alphabet, Inc. - Class A	$61,134,056	4.2
266,617	Alphabet, Inc. - Class C	50,774,542	3.5
120,384	Meta Platforms, Inc. - Class A	70,486,036	4.8
23,508 (1)	Netflix, Inc.	20,953,151	1.4
8,072 (1)	Spotify Technology SA	3,611,251	0.3
		206,959,036	14.2

	Consumer Discretionary: 16.0%
24,009 (1)	Airbnb, Inc. - Class A	3,155,023	0.2
515,703 (1)	Amazon.com, Inc.	113,140,081	7.8
846 (1)	AutoZone, Inc.	2,708,892	0.2
1,708	Booking Holdings, Inc.	8,486,061	0.6
75,038 (1)	Chipotle Mexican Grill, Inc.	4,524,791	0.3
16,949 (1)	DoorDash, Inc. - Class A	2,843,195	0.2
43,488	Home Depot, Inc.	16,916,397	1.2
6,456 (1)	Lululemon Athletica, Inc.	2,468,839	0.2
2,528	McDonald's Corp.	732,842	0.1
40,135	NIKE, Inc. - Class B	3,037,016	0.2
2,929 (1)	O'Reilly Automotive, Inc.	3,473,208	0.2
48,305	Starbucks Corp.	4,407,831	0.3
152,700 (1)	Tesla, Inc.	61,666,368	4.2
36,792	TJX Cos., Inc.	4,444,842	0.3
		232,005,386	16.0

	Consumer Staples: 3.4%
122,212	Coca-Cola Co.	7,608,919	0.5
24,553	Colgate-Palmolive Co.	2,232,113	0.2
24,358	Costco Wholesale Corp.	22,318,505	1.6
4,561	Estee Lauder Cos., Inc. - Class A	341,984	0.0
7,575	Kimberly-Clark Corp.	992,628	0.1
31,449 (1)	Monster Beverage Corp.	1,652,959	0.1
59,672	PepsiCo, Inc.	9,073,724	0.6
28,910	Procter & Gamble Co.	4,846,762	0.3
		49,067,594	3.4

	Financials: 2.2%
11,560	American Express Co.	3,430,892	0.2
21,436	Apollo Global Management, Inc.	3,540,370	0.2
39,639	Blackstone, Inc.	6,834,556	0.5
8,175	Charles Schwab Corp.	605,032	0.0
9,893 (1)	Fiserv, Inc.	2,032,220	0.1
4,535	Goldman Sachs Group, Inc.	2,596,832	0.2
10,632	KKR & Co., Inc.	1,572,579	0.1
3,703	Marsh & McLennan Cos., Inc.	786,554	0.1
8,680	Moody's Corp.	4,108,852	0.3
3,755	Morgan Stanley	472,079	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
27,073	Progressive Corp.	$6,486,961	0.5
		32,466,927	2.2

	Health Care: 5.9%
42,051	AbbVie, Inc.	7,472,463	0.5
22,952	Amgen, Inc.	5,982,209	0.4
1,390	Cigna Group	383,834	0.0
6,258 (1)	Edwards Lifesciences Corp.	463,280	0.0
2,040	Elevance Health, Inc.	752,556	0.1
43,985	Eli Lilly & Co.	33,956,420	2.3
2,533	HCA Healthcare, Inc.	760,280	0.1
19,409 (1)	Intuitive Surgical, Inc.	10,130,722	0.7
3,071	McKesson Corp.	1,750,194	0.1
139,315	Merck & Co., Inc.	13,859,056	1.0
481 (1)	Regeneron Pharmaceuticals, Inc.	342,631	0.0
5,904	Stryker Corp.	2,125,735	0.2
3,436	UnitedHealth Group, Inc.	1,738,135	0.1
7,102 (1)	Vertex Pharmaceuticals, Inc.	2,859,975	0.2
20,728	Zoetis, Inc.	3,377,213	0.2
		85,954,703	5.9

	Industrials: 2.7%
5,634	3M Co.	727,293	0.0
20,957	Automatic Data Processing, Inc.	6,134,743	0.4
6,374 (1)	Boeing Co.	1,128,198	0.1
3,807	Caterpillar, Inc.	1,381,027	0.1
18,024	Cintas Corp.	3,292,985	0.2
44,648 (1)	Copart, Inc.	2,562,349	0.2
12,714	General Electric Co.	2,120,568	0.1
5,537	Honeywell International, Inc.	1,250,753	0.1
6,029	Illinois Tool Works, Inc.	1,528,713	0.1
3,708	Lockheed Martin Corp.	1,801,866	0.1
4,241	Trane Technologies PLC	1,566,413	0.1
603	TransDigm Group, Inc.	764,170	0.1
111,667 (1)	Uber Technologies, Inc.	6,735,753	0.5
16,054	Union Pacific Corp.	3,660,954	0.3
22,027	Waste Management, Inc.	4,444,828	0.3
		39,100,613	2.7

	Information Technology: 54.4%
24,359 (1)	Adobe, Inc.	10,831,960	0.7
58,372 (1)	Advanced Micro Devices, Inc.	7,050,754	0.5
37,828	Amphenol Corp. - Class A	2,627,155	0.2
786,405	Apple, Inc.	196,931,540	13.5
42,006	Applied Materials, Inc.	6,831,436	0.5
56,599 (1)	Arista Networks, Inc.	6,255,888	0.4
8,743 (1)	Atlassian Corp. - Class A	2,127,871	0.2
11,833 (1)	Autodesk, Inc.	3,497,480	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
249,830	Broadcom, Inc.	$57,920,587	4.0
14,972 (1)	Cadence Design Systems, Inc.	4,498,487	0.3
12,641 (1)	Crowdstrike Holdings, Inc. - Class A	4,325,245	0.3
2,354	Dell Technologies, Inc. - Class C	271,275	0.0
28,285 (1)	Fortinet, Inc.	2,672,367	0.2
15,002	Intuit, Inc.	9,428,757	0.7
7,400	KLA Corp.	4,662,888	0.3
70,619	Lam Research Corp.	5,100,810	0.4
3,757	Marvell Technology, Inc.	414,961	0.0
44,802	Mastercard, Inc. - Class A	23,591,389	1.6
408,607	Microsoft Corp.	172,227,851	11.9
4,309	Motorola Solutions, Inc.	1,991,749	0.1
1,285,763	NVIDIA Corp.	172,665,113	11.9
86,297	Oracle Corp.	14,380,532	1.0
35,543 (1)	Palo Alto Networks, Inc.	6,467,404	0.4
57,549	Qualcomm, Inc.	8,840,677	0.6
43,055	Salesforce, Inc.	14,394,578	1.0
11,281 (1)	ServiceNow, Inc.	11,959,214	0.8
17,364 (1)	Snowflake, Inc. - Class A	2,681,175	0.2
8,359 (1)	Synopsys, Inc.	4,057,124	0.3
6,038	Texas Instruments, Inc.	1,132,185	0.1
86,564	Visa, Inc. - Class A	27,357,687	1.9
11,624 (1)	Workday, Inc. - Class A	2,999,341	0.2
		790,195,480	54.4

	Materials: 0.5%
11,903	Ecolab, Inc.	2,789,111	0.2
11,737	Sherwin-Williams Co.	3,989,758	0.3
4,777	Southern Copper Corp.	435,328	0.0
		7,214,197	0.5

	Real Estate: 0.4%
25,647	American Tower Corp.	4,703,916	0.3
286	Equinix, Inc.	269,667	0.0
1,317	Public Storage	394,362	0.1
		5,367,945	0.4

	Utilities: 0.0%
2,744	Constellation Energy Corp.	613,860	0.0

	Total Common Stock (Cost $289,162,097)	1,448,945,741	99.7

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.2%
12,613	iShares Russell Top 200 Growth ETF	$2,967,461	0.2

	Total Exchange-Traded Funds (Cost $2,614,359)	2,967,461	0.2
	Total Long-Term Investments (Cost $291,776,456)	1,451,913,202	99.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
3,399,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $3,399,000)	$3,399,000	0.2
	Total Short-Term Investments (Cost $3,399,000)	3,399,000	0.2
	Total Investments in Securities (Cost $295,175,456)	$1,455,312,202	100.1
	Liabilities in Excess of Other Assets	(1,407,095)	(0.1)
	Net Assets	$1,453,905,107	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$1,448,945,741	$—	$—	$1,448,945,741
Exchange-Traded Funds	2,967,461	—	—	2,967,461
Short-Term Investments	3,399,000	—	—	3,399,000
Total Investments, at fair value	$1,455,312,202	$—	$—	$1,455,312,202
Liabilities Table
Other Financial Instruments+
Futures	$(124,216)	$—	$—	$(124,216)
Total Liabilities	$(124,216)	$—	$—	$(124,216)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	12	03/21/25	$3,561,450	$(124,216)
			$3,561,450	$(124,216)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$124,216
Total Liability Derivatives		$124,216

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$924,645
Total	$924,645

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(290,454)
Total	$(290,454)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $295,536,378.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,163,664,030
Gross Unrealized Depreciation	(4,012,422)
Net Unrealized Appreciation	$1,159,651,608

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Communication Services: 10.7%
124,064	Alphabet, Inc. - Class A	$23,485,315	2.6
102,423	Alphabet, Inc. - Class C	19,505,436	2.2
151,514	AT&T, Inc.	3,449,974	0.4
80,100	Comcast Corp. - Class A	3,006,153	0.3
46,247	Meta Platforms, Inc. - Class A	27,078,081	3.0
9,031 (1)	Netflix, Inc.	8,049,511	0.9
3,101 (1)	Spotify Technology SA	1,387,325	0.2
10,104	T-Mobile US, Inc.	2,230,256	0.2
88,942	Verizon Communications, Inc.	3,556,791	0.4
38,327	Walt Disney Co.	4,267,711	0.5
		96,016,553	10.7

	Consumer Discretionary: 11.8%
9,223 (1)	Airbnb, Inc. - Class A	1,211,994	0.1
198,112 (1)	Amazon.com, Inc.	43,463,792	4.9
356 (1)	AutoZone, Inc.	1,139,912	0.1
699	Booking Holdings, Inc.	3,472,926	0.4
28,827 (1)	Chipotle Mexican Grill, Inc.	1,738,268	0.2
7,458 (1)	DoorDash, Inc. - Class A	1,251,079	0.1
82,842	Ford Motor Co.	820,136	0.1
23,074	General Motors Co.	1,229,152	0.1
20,935	Home Depot, Inc.	8,143,506	0.9
12,085	Lowe's Cos., Inc.	2,982,578	0.3
2,480 (1)	Lululemon Athletica, Inc.	948,377	0.1
4,840	Marriott International, Inc. - Class A	1,350,070	0.2
15,208	McDonald's Corp.	4,408,647	0.5
24,949	NIKE, Inc. - Class B	1,887,891	0.2
1,220 (1)	O'Reilly Automotive, Inc.	1,446,676	0.2
23,913	Starbucks Corp.	2,182,061	0.2
9,763	Target Corp.	1,319,762	0.2
58,661 (1)	Tesla, Inc.	23,689,658	2.7
23,915	TJX Cos., Inc.	2,889,171	0.3
		105,575,656	11.8

	Consumer Staples: 5.4%
35,791	Altria Group, Inc.	1,871,511	0.2
81,936	Coca-Cola Co.	5,101,335	0.6
17,150	Colgate-Palmolive Co.	1,559,107	0.2
3,353	Constellation Brands, Inc. - Class A	741,013	0.1
9,357	Costco Wholesale Corp.	8,573,538	1.0
4,850	Estee Lauder Cos., Inc. - Class A	363,653	0.0
23,637	Keurig Dr Pepper, Inc.	759,220	0.1
7,096	Kimberly-Clark Corp.	929,860	0.1
18,700	Kraft Heinz Co.	574,277	0.1
28,262	Mondelez International, Inc. - Class A	1,688,089	0.2
15,085 (1)	Monster Beverage Corp.	792,868	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
29,017	PepsiCo, Inc.	$4,412,325	0.5
32,810	Philip Morris International, Inc.	3,948,684	0.4
49,803	Procter & Gamble Co.	8,349,473	0.9
91,606	Walmart, Inc.	8,276,602	0.9
		47,941,555	5.4

	Energy: 2.7%
36,364	Chevron Corp.	5,266,962	0.6
27,312	ConocoPhillips	2,708,531	0.3
12,002	EOG Resources, Inc.	1,471,205	0.2
94,724	Exxon Mobil Corp.	10,189,461	1.1
7,060	Marathon Petroleum Corp.	984,870	0.1
14,363	Occidental Petroleum Corp.	709,676	0.1
8,710	Phillips 66	992,330	0.1
29,788	Schlumberger NV	1,142,072	0.1
6,721	Valero Energy Corp.	823,927	0.1
		24,289,034	2.7

	Financials: 10.8%
11,843	American Express Co.	3,514,884	0.4
13,707	American International Group, Inc.	997,870	0.1
4,143	Aon PLC - Class A	1,488,000	0.2
11,009	Apollo Global Management, Inc.	1,818,246	0.2
140,543	Bank of America Corp.	6,176,865	0.7
38,633 (1)	Berkshire Hathaway, Inc. - Class B	17,511,566	2.0
3,116	Blackrock, Inc.	3,194,243	0.3
15,228	Blackstone, Inc.	2,625,612	0.3
7,989	Capital One Financial Corp.	1,424,598	0.2
31,470	Charles Schwab Corp.	2,329,095	0.3
8,539	Chubb Ltd.	2,359,326	0.3
39,943	Citigroup, Inc.	2,811,588	0.3
7,586	CME Group, Inc.	1,761,697	0.2
11,952 (1)	Fiserv, Inc.	2,455,180	0.3
6,477	Goldman Sachs Group, Inc.	3,708,860	0.4
11,991	Intercontinental Exchange, Inc.	1,786,779	0.2
59,298	JPMorgan Chase & Co.	14,214,323	1.6
14,212	KKR & Co., Inc.	2,102,097	0.2
10,405	Marsh & McLennan Cos., Inc.	2,210,126	0.2
12,414	MetLife, Inc.	1,016,458	0.1
3,335	Moody's Corp.	1,578,689	0.2
24,500	Morgan Stanley	3,080,140	0.3
8,379	PNC Financial Services Group, Inc.	1,615,890	0.2
12,337	Progressive Corp.	2,956,068	0.3
6,605	S&P Global, Inc.	3,289,488	0.4
4,821	Travelers Cos., Inc.	1,161,331	0.1
28,164	Truist Financial Corp.	1,221,754	0.1
32,902	US Bancorp	1,573,703	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
70,320	Wells Fargo & Co.	$4,939,277	0.5
		96,923,753	10.8

	Health Care: 10.2%
36,507	Abbott Laboratories	4,129,307	0.5
37,394	AbbVie, Inc.	6,644,914	0.7
11,319	Amgen, Inc.	2,950,184	0.3
6,101	Becton Dickinson and Co.	1,384,134	0.2
30,999 (1)	Boston Scientific Corp.	2,768,831	0.3
42,809	Bristol-Myers Squibb Co.	2,421,277	0.3
5,769	Cigna Group	1,593,052	0.2
26,621	CVS Health Corp.	1,195,017	0.1
13,623	Danaher Corp.	3,127,160	0.3
12,613 (1)	Edwards Lifesciences Corp.	933,740	0.1
4,907	Elevance Health, Inc.	1,810,192	0.2
16,897	Eli Lilly & Co.	13,044,484	1.5
26,340	Gilead Sciences, Inc.	2,433,026	0.3
3,906	HCA Healthcare, Inc.	1,172,386	0.1
7,456 (1)	Intuitive Surgical, Inc.	3,891,734	0.4
50,915	Johnson & Johnson	7,363,327	0.8
2,737	McKesson Corp.	1,559,844	0.2
27,092	Medtronic PLC	2,164,109	0.2
53,519	Merck & Co., Inc.	5,324,070	0.6
6,799 (1)	Moderna, Inc.	282,702	0.0
119,662	Pfizer, Inc.	3,174,633	0.4
2,205 (1)	Regeneron Pharmaceuticals, Inc.	1,570,687	0.2
7,637	Stryker Corp.	2,749,702	0.3
8,060	Thermo Fisher Scientific, Inc.	4,193,054	0.5
19,411	UnitedHealth Group, Inc.	9,819,248	1.1
5,457 (1)	Vertex Pharmaceuticals, Inc.	2,197,534	0.2
9,652	Zoetis, Inc.	1,572,600	0.2
		91,470,948	10.2

	Industrials: 6.7%
11,476	3M Co.	1,481,437	0.2
8,676	Automatic Data Processing, Inc.	2,539,726	0.3
14,931 (1)	Boeing Co.	2,642,787	0.3
17,702	Carrier Global Corp.	1,208,339	0.1
10,320	Caterpillar, Inc.	3,743,683	0.4
7,296	Cintas Corp.	1,332,979	0.1
18,403 (1)	Copart, Inc.	1,056,148	0.1
40,673	CSX Corp.	1,312,518	0.1
5,322	Deere & Co.	2,254,931	0.3
8,329	Eaton Corp. PLC	2,764,145	0.3
12,058	Emerson Electric Co.	1,494,348	0.2
4,777	FedEx Corp.	1,343,914	0.2
5,750	GE Vernova, Inc.	1,891,348	0.2
5,762	General Dynamics Corp.	1,518,229	0.2
22,717	General Electric Co.	3,788,969	0.4
13,753	Honeywell International, Inc.	3,106,665	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,177	Illinois Tool Works, Inc.	$1,566,240	0.2
14,083	Johnson Controls International PLC	1,111,571	0.1
4,451	Lockheed Martin Corp.	2,162,919	0.2
4,769	Norfolk Southern Corp.	1,119,284	0.1
2,911	Northrop Grumman Corp.	1,366,103	0.2
10,852	PACCAR, Inc.	1,128,825	0.1
2,700	Parker-Hannifin Corp.	1,717,281	0.2
28,064	Raytheon Technologies Corp.	3,247,566	0.4
4,330	Republic Services, Inc.	871,109	0.1
4,778	Trane Technologies PLC	1,764,754	0.2
1,149	TransDigm Group, Inc.	1,456,105	0.2
42,898 (1)	Uber Technologies, Inc.	2,587,607	0.3
12,876	Union Pacific Corp.	2,936,243	0.3
15,385	United Parcel Service, Inc. - Class B	1,940,049	0.2
8,462	Waste Management, Inc.	1,707,547	0.2
		60,163,369	6.7

	Information Technology: 37.6%
13,243	Accenture PLC - Class A	4,658,755	0.5
9,358 (1)	Adobe, Inc.	4,161,315	0.5
33,976 (1)	Advanced Micro Devices, Inc.	4,103,961	0.5
24,926	Amphenol Corp. - Class A	1,731,111	0.2
10,457	Analog Devices, Inc.	2,221,694	0.2
302,105	Apple, Inc.	75,653,134	8.5
17,559	Applied Materials, Inc.	2,855,620	0.3
21,743 (1)	Arista Networks, Inc.	2,403,254	0.3
3,359 (1)	Atlassian Corp. - Class A	817,513	0.1
4,546 (1)	Autodesk, Inc.	1,343,661	0.1
95,974	Broadcom, Inc.	22,250,612	2.5
5,752 (1)	Cadence Design Systems, Inc.	1,728,246	0.2
84,243	Cisco Systems, Inc.	4,987,186	0.6
4,856 (1)	Crowdstrike Holdings, Inc. - Class A	1,661,529	0.2
5,719	Dell Technologies, Inc. - Class C	659,058	0.1
13,316 (1)	Fortinet, Inc.	1,258,096	0.1
89,939	Intel Corp.	1,803,277	0.2
19,362	International Business Machines Corp.	4,256,348	0.5
5,763	Intuit, Inc.	3,622,045	0.4
2,843	KLA Corp.	1,791,431	0.2
27,129	Lam Research Corp.	1,959,528	0.2
18,082	Marvell Technology, Inc.	1,997,157	0.2
17,211	Mastercard, Inc. - Class A	9,062,796	1.0
23,265	Micron Technology, Inc.	1,957,982	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
156,970	Microsoft Corp.	$66,162,855	7.4
3,477	Motorola Solutions, Inc.	1,607,174	0.2
493,938	NVIDIA Corp.	66,330,934	7.4
33,152	Oracle Corp.	5,524,449	0.6
13,654 (1)	Palo Alto Networks, Inc.	2,484,482	0.3
21,161 (1)	PayPal Holdings, Inc.	1,806,091	0.2
23,569	Qualcomm, Inc.	3,620,670	0.4
2,253	Roper Technologies, Inc.	1,171,222	0.1
19,505	Salesforce, Inc.	6,521,107	0.7
4,334 (1)	ServiceNow, Inc.	4,594,560	0.5
6,670 (1)	Snowflake, Inc. - Class A	1,029,915	0.1
3,211 (1)	Synopsys, Inc.	1,558,491	0.2
19,211	Texas Instruments, Inc.	3,602,255	0.4
33,254	Visa, Inc. - Class A	10,509,594	1.2
4,466 (1)	Workday, Inc. - Class A	1,152,362	0.1
		336,621,470	37.6

	Materials: 1.4%
4,684	Air Products and Chemicals, Inc.	1,358,547	0.2
14,497	CRH PLC US	1,341,262	0.2
5,268	Ecolab, Inc.	1,234,398	0.1
30,200	Freeport-McMoRan, Inc.	1,150,016	0.1
10,141	Linde PLC US	4,245,733	0.5
24,047	Newmont Corp.	895,029	0.1
4,949	Sherwin-Williams Co.	1,682,314	0.2
1,833	Southern Copper Corp.	167,041	0.0
		12,074,340	1.4

	Real Estate: 1.0%
9,853	American Tower Corp.	1,807,139	0.2
2,034	Equinix, Inc.	1,917,838	0.2
19,501	Prologis, Inc.	2,061,256	0.3
3,337	Public Storage	999,231	0.1
13,005	Welltower, Inc.	1,639,020	0.2
		8,424,484	1.0

	Utilities: 1.3%
11,127	American Electric Power Co., Inc.	1,026,243	0.1
6,645	Constellation Energy Corp.	1,486,553	0.2
17,682	Dominion Energy, Inc.	952,353	0.1
16,283	Duke Energy Corp.	1,754,330	0.2
43,398	NextEra Energy, Inc.	3,111,203	0.4
13,367	Sempra Energy	1,172,553	0.1
23,111	Southern Co.	1,902,498	0.2
		11,405,733	1.3
	Total Common Stock (Cost $168,323,582)	890,906,895	99.6

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.1%
10,955	iShares Russell Top 200 ETF	$1,585,298	0.1

	Total Exchange-Traded Funds (Cost $1,480,145)	1,585,298	0.1
	Total Long-Term Investments (Cost $169,803,727)	892,492,193	99.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
2,242,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $2,242,000)	$2,242,000	0.3
	Total Short-Term Investments (Cost $2,242,000)	2,242,000	0.3
	Total Investments in Securities (Cost $172,045,727)	$894,734,193	100.0
	Liabilities in Excess of Other Assets	(292,272)	0.0
	Net Assets	$894,441,921	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$890,906,895	$—	$—	$890,906,895
Exchange-Traded Funds	1,585,298	—	—	1,585,298
Short-Term Investments	2,242,000	—	—	2,242,000
Total Investments, at fair value	$894,734,193	$—	$—	$894,734,193
Liabilities Table
Other Financial Instruments+
Futures	$(81,498)	$—	$—	$(81,498)
Total Liabilities	$(81,498)	$—	$—	$(81,498)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	8	03/21/25	$2,374,300	$(81,498)
			$2,374,300	$(81,498)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$81,498
Total Liability Derivatives		$81,498

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,171,142
Total	$1,171,142

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(324,185)
Total	$(324,185)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $174,453,533.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$725,206,253
Gross Unrealized Depreciation	(5,007,090)
Net Unrealized Appreciation	$720,199,163

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 4.9%
94,553	AT&T, Inc.	$2,152,972	1.0
49,987	Comcast Corp. - Class A	1,876,012	0.9
6,305	T-Mobile US, Inc.	1,391,703	0.7
55,505	Verizon Communications, Inc.	2,219,645	1.0
23,918	Walt Disney Co.	2,663,269	1.3
		10,303,601	4.9

	Consumer Discretionary: 4.9%
19 (1)	AutoZone, Inc.	60,838	0.0
27	Booking Holdings, Inc.	134,147	0.1
591 (1)	DoorDash, Inc. - Class A	99,140	0.1
51,698	Ford Motor Co.	511,810	0.2
14,400	General Motors Co.	767,088	0.4
2,639	Home Depot, Inc.	1,026,545	0.5
7,541	Lowe’s Cos., Inc.	1,861,119	0.9
3,021	Marriott International, Inc. - Class A	842,678	0.4
8,883	McDonald’s Corp.	2,575,093	1.2
5,948	NIKE, Inc. - Class B	450,085	0.2
59 (1)	O’Reilly Automotive, Inc.	69,962	0.0
3,343	Starbucks Corp.	305,049	0.1
6,093	Target Corp.	823,652	0.4
6,104	TJX Cos., Inc.	737,424	0.4
		10,264,630	4.9

	Consumer Staples: 8.6%
22,336	Altria Group, Inc.	1,167,950	0.6
21,834	Coca-Cola Co.	1,359,385	0.6
4,816	Colgate-Palmolive Co.	437,823	0.2
2,098	Constellation Brands, Inc. - Class A	463,658	0.2
1,932	Estee Lauder Cos., Inc. - Class A	144,861	0.1
14,751	Keurig Dr Pepper, Inc.	473,802	0.2
2,608	Kimberly-Clark Corp.	341,752	0.2
11,702	Kraft Heinz Co.	359,368	0.2
17,637	Mondelez International, Inc. - Class A	1,053,458	0.5
1,878 (1)	Monster Beverage Corp.	98,708	0.0
3,803	PepsiCo, Inc.	578,284	0.3
20,475	Philip Morris International, Inc.	2,464,166	1.2
24,149	Procter & Gamble Co.	4,048,580	1.9
57,167	Walmart, Inc.	5,165,039	2.4
		18,156,834	8.6

	Energy: 7.2%
22,693	Chevron Corp.	3,286,854	1.6
17,044	ConocoPhillips	1,690,254	0.8
7,490	EOG Resources, Inc.	918,124	0.4
59,113	Exxon Mobil Corp.	6,358,785	3.0
4,406	Marathon Petroleum Corp.	614,637	0.3
8,964	Occidental Petroleum Corp.	442,911	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
5,435	Phillips 66	$619,210	0.3
18,589	Schlumberger NV	712,702	0.3
4,156	Valero Energy Corp.	509,484	0.3
		15,152,961	7.2

	Financials: 25.0%
4,619	American Express Co.	1,370,873	0.7
8,554	American International Group, Inc.	622,731	0.3
2,585	Aon PLC - Class A	928,429	0.4
1,731	Apollo Global Management, Inc.	285,892	0.1
87,706	Bank of America Corp.	3,854,679	1.8
24,109 (1)	Berkshire Hathaway, Inc. - Class B	10,928,127	5.2
1,944	Blackrock, Inc.	1,992,814	1.0
4,985	Capital One Financial Corp.	888,925	0.4
17,675	Charles Schwab Corp.	1,308,127	0.6
5,329	Chubb Ltd.	1,472,403	0.7
24,927	Citigroup, Inc.	1,754,611	0.8
4,734	CME Group, Inc.	1,099,377	0.5
5,087 (1)	Fiserv, Inc.	1,044,971	0.5
2,955	Goldman Sachs Group, Inc.	1,692,092	0.8
7,483	Intercontinental Exchange, Inc.	1,115,042	0.5
37,005	JPMorgan Chase & Co.	8,870,468	4.2
6,315	KKR & Co., Inc.	934,052	0.4
5,604	Marsh & McLennan Cos., Inc.	1,190,346	0.6
7,747	MetLife, Inc.	634,324	0.3
14,387	Morgan Stanley	1,808,734	0.9
5,229	PNC Financial Services Group, Inc.	1,008,413	0.5
1,209	Progressive Corp.	289,688	0.1
4,122	S&P Global, Inc.	2,052,880	1.0
3,009	Travelers Cos., Inc.	724,838	0.3
17,576	Truist Financial Corp.	762,447	0.4
20,533	US Bancorp	982,093	0.5
43,884	Wells Fargo & Co.	3,082,412	1.5
		52,699,788	25.0

	Health Care: 17.3%
22,782	Abbott Laboratories	2,576,872	1.2
13,255	AbbVie, Inc.	2,355,413	1.1
1,561	Amgen, Inc.	406,859	0.2
3,807	Becton Dickinson and Co.	863,694	0.4
19,345 (1)	Boston Scientific Corp.	1,727,895	0.8
26,715	Bristol-Myers Squibb Co.	1,511,000	0.7
3,272	Cigna Group	903,530	0.4
16,613	CVS Health Corp.	745,758	0.4
8,502	Danaher Corp.	1,951,634	0.9
6,368 (1)	Edwards Lifesciences Corp.	471,423	0.2
2,572	Elevance Health, Inc.	948,811	0.5
16,438	Gilead Sciences, Inc.	1,518,378	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,841	HCA Healthcare, Inc.	$552,576	0.3
31,774	Johnson & Johnson	4,595,156	2.2
972	McKesson Corp.	553,953	0.3
16,907	Medtronic PLC	1,350,531	0.6
4,239 (1)	Moderna, Inc.	176,258	0.1
74,676	Pfizer, Inc.	1,981,154	0.9
1,261 (1)	Regeneron Pharmaceuticals, Inc.	898,248	0.4
3,351	Stryker Corp.	1,206,528	0.6
5,030	Thermo Fisher Scientific, Inc.	2,616,757	1.3
11,290	UnitedHealth Group, Inc.	5,711,159	2.7
1,703 (1)	Vertex Pharmaceuticals, Inc.	685,798	0.3
1,050	Zoetis, Inc.	171,077	0.1
		36,480,462	17.3

	Industrials: 13.4%
5,830	3M Co.	752,595	0.4
388	Automatic Data Processing, Inc.	113,579	0.1
7,790 (1)	Boeing Co.	1,378,830	0.7
11,047	Carrier Global Corp.	754,068	0.4
5,526	Caterpillar, Inc.	2,004,612	0.9
234	Cintas Corp.	42,752	0.0
785 (1)	Copart, Inc.	45,051	0.0
25,382	CSX Corp.	819,077	0.4
3,321	Deere & Co.	1,407,108	0.7
5,198	Eaton Corp. PLC	1,725,060	0.8
7,525	Emerson Electric Co.	932,573	0.4
2,981	FedEx Corp.	838,645	0.4
3,588	GE Vernova, Inc.	1,180,201	0.6
3,596	General Dynamics Corp.	947,510	0.4
11,129	General Electric Co.	1,856,206	0.9
7,253	Honeywell International, Inc.	1,638,380	0.8
2,409	Illinois Tool Works, Inc.	610,826	0.3
8,789	Johnson Controls International PLC	693,716	0.3
1,889	Lockheed Martin Corp.	917,941	0.4
2,976	Norfolk Southern Corp.	698,467	0.3
1,817	Northrop Grumman Corp.	852,700	0.4
6,772	PACCAR, Inc.	704,423	0.3
1,685	Parker-Hannifin Corp.	1,071,711	0.5
17,514	Raytheon Technologies Corp.	2,026,720	1.0
2,702	Republic Services, Inc.	543,588	0.3
1,965	Trane Technologies PLC	725,773	0.3
572	TransDigm Group, Inc.	724,884	0.3
4,186	Union Pacific Corp.	954,575	0.5
9,601	United Parcel Service, Inc. - Class B	1,210,686	0.6
		28,172,257	13.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 9.8%
8,265	Accenture PLC - Class A	$2,907,544	1.4
7,209 (1)	Advanced Micro Devices, Inc.	870,775	0.4
6,487	Amphenol Corp. - Class A	450,522	0.2
6,526	Analog Devices, Inc.	1,386,514	0.7
884	Applied Materials, Inc.	143,765	0.1
52,572	Cisco Systems, Inc.	3,112,263	1.5
3,014	Dell Technologies, Inc. - Class C	347,333	0.2
1,523 (1)	Fortinet, Inc.	143,893	0.1
56,127	Intel Corp.	1,125,346	0.5
12,083	International Business Machines Corp.	2,656,206	1.3
10,381	Marvell Technology, Inc.	1,146,582	0.5
14,519	Micron Technology, Inc.	1,221,919	0.6
1,137	Motorola Solutions, Inc.	525,556	0.2
13,206 (1)	PayPal Holdings, Inc.	1,127,132	0.5
908	Qualcomm, Inc.	139,487	0.1
1,406	Roper Technologies, Inc.	730,909	0.3
1,850	Salesforce, Inc.	618,511	0.3
10,538	Texas Instruments, Inc.	1,975,980	0.9
		20,630,237	9.8

	Materials: 2.7%
2,923	Air Products and Chemicals, Inc.	847,787	0.4
9,047	CRH PLC US	837,028	0.4
436	Ecolab, Inc.	102,163	0.0
18,847	Freeport-McMoRan, Inc.	717,694	0.3
6,328	Linde PLC US	2,649,344	1.3
15,007	Newmont Corp.	558,561	0.3
276	Sherwin-Williams Co.	93,821	0.0
		5,806,398	2.7

	Real Estate: 1.9%
1,201	Equinix, Inc.	1,132,411	0.5
12,170	Prologis, Inc.	1,286,369	0.6
1,766	Public Storage	528,811	0.3
8,116	Welltower, Inc.	1,022,859	0.5
		3,970,450	1.9

	Utilities: 3.3%
6,944	American Electric Power Co., Inc.	640,445	0.3
3,487	Constellation Energy Corp.	780,077	0.4
11,034	Dominion Energy, Inc.	594,291	0.3
10,162	Duke Energy Corp.	1,094,854	0.5
27,083	NextEra Energy, Inc.	1,941,581	0.9
8,342	Sempra Energy	731,760	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
14,422	Southern Co.	$1,187,219	0.6
		6,970,227	3.3
	Total Common Stock (Cost $107,644,500)	208,607,845	99.0
EXCHANGE-TRADED FUNDS: 0.5%
13,840	iShares Russell Top 200 Value ETF	1,093,775	0.5
	Total Exchange-Traded Funds (Cost $1,120,509)	1,093,775	0.5
	Total Long-Term Investments (Cost $108,765,009)	209,701,620	99.5

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
959,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $959,000)	$959,000	0.5
	Total Short-Term Investments (Cost $959,000)	959,000	0.5
	Total Investments in Securities (Cost $109,724,009)	$210,660,620	100.0
	Assets in Excess of Other Liabilities	52,285	0.0
	Net Assets	$210,712,905	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$208,607,845	$—	$—	$208,607,845
Exchange-Traded Funds	1,093,775	—	—	1,093,775
Short-Term Investments	959,000	—	—	959,000
Total Investments, at fair value	$210,660,620	$—	$—	$210,660,620
Liabilities Table
Other Financial Instruments+
Futures	$(19,354)	$—	$—	$(19,354)
Total Liabilities	$(19,354)	$—	$—	$(19,354)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	2	03/21/25	$593,575	$(19,354)
			$593,575	$(19,354)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$19,354
Total Liability Derivatives		$19,354

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$685,733

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Derivatives not accounted for as hedging instruments	Futures
Total	$685,733

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(199,923)
Total	$(199,923)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $113,253,954.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$102,684,188
Gross Unrealized Depreciation	(5,296,876)
Net Unrealized Appreciation	$97,387,312

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 100.4%
	Communication Services: 4.6%
3,299	Iridium Communications, Inc.	$95,737	0.0
1,305 (1)	Liberty Broadband Corp. - Class A	97,040	0.0
8,715 (1)	Liberty Broadband Corp. - Class C	651,533	0.1
2,662 (1)	Liberty Media Corp.-Liberty Formula One - Class A, Tracking Stock	223,714	0.0
24,094 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	2,232,550	0.2
50,963 (1)	Live Nation Entertainment, Inc.	6,599,709	0.7
479 (1)	Madison Square Garden Sports Corp.	108,101	0.0
3,849	Nexstar Media Group, Inc.	608,027	0.1
194,081 (1)	Pinterest, Inc. - Class A	5,628,349	0.6
169,509 (1)	ROBLOX Corp. - Class A	9,807,791	1.0
6,110 (1)	Roku, Inc.	454,217	0.0
3,484 (1)	TKO Group Holdings, Inc.	495,111	0.1
144,107 (1)	Trade Desk, Inc. - Class A	16,936,896	1.7
1,843 (1)	TripAdvisor, Inc.	27,221	0.0
15,049 (1)(2)	Trump Media & Technology Group Corp.	513,171	0.1
		44,479,167	4.6

	Consumer Discretionary: 14.7%
2,786 (1)	Bright Horizons Family Solutions, Inc.	308,828	0.0
20,464 (1)	Burlington Stores, Inc.	5,833,468	0.6
3,496 (1)	CarMax, Inc.	285,833	0.0
12,221 (1)	Carvana Co.	2,485,263	0.3
24,347 (1)	Cava Group, Inc.	2,746,342	0.3
7,494 (2)	Choice Hotels International, Inc.	1,063,998	0.1
22,483	Churchill Downs, Inc.	3,002,380	0.3
373,814 (1)	Coupang, Inc.	8,216,432	0.8
3,316 (1)	Crocs, Inc.	363,201	0.0
19,969	Darden Restaurants, Inc.	3,728,013	0.4
48,954 (1)	Deckers Outdoor Corp.	9,942,068	1.0
1,642	Dick’s Sporting Goods, Inc.	375,755	0.0
3,916	Domino’s Pizza, Inc.	1,643,780	0.2
146,123 (1)	DraftKings, Inc. - Class A	5,435,776	0.6
11,997 (1)	Duolingo, Inc.	3,889,787	0.4
13,912 (1)	Dutch Bros, Inc. - Class A	728,711	0.1
23,469 (1)	Etsy, Inc.	1,241,275	0.1
40,073 (1)	Expedia Group, Inc.	7,466,802	0.8
13,963 (1)	Five Below, Inc.	1,465,556	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
12,365 (1)	Floor & Decor Holdings, Inc. - Class A	$1,232,791	0.1
3,013 (1)	Grand Canyon Education, Inc.	493,529	0.1
8,722	H&R Block, Inc.	460,870	0.1
39,223	Hasbro, Inc.	2,192,958	0.2
39,664	Hilton Worldwide Holdings, Inc.	9,803,354	1.0
1,918	Hyatt Hotels Corp. - Class A	301,088	0.0
112,440	Las Vegas Sands Corp.	5,774,918	0.6
28,586 (1)	Light & Wonder, Inc.	2,469,259	0.3
5,911	Murphy USA, Inc.	2,965,844	0.3
141,569 (1)	Norwegian Cruise Line Holdings Ltd.	3,642,570	0.4
14,809 (1)	Planet Fitness, Inc. - Class A	1,464,166	0.2
12,030	Pool Corp.	4,101,508	0.4
940 (1)	RH	369,975	0.0
24,271	Ross Stores, Inc.	3,671,474	0.4
26,552	Royal Caribbean Cruises Ltd.	6,125,281	0.6
4,224 (1)	SharkNinja, Inc.	411,249	0.0
3,695 (1)	Skechers USA, Inc. - Class A	248,452	0.0
54,140	Tempur Sealy International, Inc.	3,069,197	0.3
21,517	Texas Roadhouse, Inc.	3,882,312	0.4
777 (1)	TopBuild Corp.	241,911	0.0
174,070	Tractor Supply Co.	9,236,154	1.0
13,144 (1)	Ulta Beauty, Inc.	5,716,720	0.6
10,156	Vail Resorts, Inc.	1,903,742	0.2
27,355	Wendy’s Co.	445,886	0.0
23,905	Williams-Sonoma, Inc.	4,426,728	0.5
9,468	Wingstop, Inc.	2,690,806	0.3
2,126	Wyndham Hotels & Resorts, Inc.	214,280	0.0
2,470	Wynn Resorts Ltd.	212,815	0.0
8,181 (1)	YETI Holdings, Inc.	315,050	0.0
34,922	Yum! Brands, Inc.	4,685,136	0.5
		142,993,291	14.7

	Consumer Staples: 2.3%
567 (1)	Boston Beer Co., Inc. - Class A	170,089	0.0
2,064	Casey’s General Stores, Inc.	817,819	0.1
56,830 (1)	Celsius Holdings, Inc.	1,496,902	0.1
40,065	Clorox Co.	6,506,957	0.7
17,345 (1)	e.l.f. Beauty, Inc.	2,177,665	0.2
4,786 (1)	Freshpet, Inc.	708,854	0.1
6,534	Hershey Co.	1,106,533	0.1
14,720	Lamb Weston Holdings, Inc.	983,738	0.1
7,044 (1)	Performance Food Group Co.	595,570	0.1
1,249 (1)	Pilgrim’s Pride Corp.	56,692	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
98,516	Sysco Corp.	$7,532,533	0.8
		22,153,352	2.3

	Energy: 4.0%
41,735	Antero Midstream Corp.	629,781	0.1
36,844	Cheniere Energy, Inc.	7,916,670	0.8
8,714	Civitas Resources, Inc.	399,711	0.0
11,779	EQT Corp.	543,130	0.0
58,341	Hess Corp.	7,759,936	0.8
2,879	Matador Resources Co.	161,973	0.0
13,629 (2)	New Fortress Energy, Inc.	206,070	0.0
44,930	Permian Resources Corp.	646,093	0.1
69,821	Targa Resources Corp.	12,463,049	1.3
6,061	Texas Pacific Land Corp.	6,703,224	0.7
9,689	Viper Energy, Inc.	475,439	0.0
23,285	Weatherford International PLC	1,667,905	0.2
		39,572,981	4.0

	Financials: 12.8%
13,227	Allstate Corp.	2,550,033	0.3
12,032	Ally Financial, Inc.	433,272	0.0
28,614	Ameriprise Financial, Inc.	15,234,952	1.6
59,715	Ares Management Corp. - Class A	10,571,346	1.1
5,475	Arthur J Gallagher & Co.	1,554,079	0.2
75,663 (1)	Block, Inc.	6,430,598	0.7
166,986	Blue Owl Capital, Inc.	3,884,094	0.4
33,915	Brown & Brown, Inc.	3,460,008	0.3
54,932 (1)	Coinbase Global, Inc. - Class A	13,639,616	1.4
21,777 (1)	Corpay, Inc.	7,369,772	0.8
1,579 (1)	Credit Acceptance Corp.	741,277	0.1
101,992	Equitable Holdings, Inc.	4,810,963	0.5
2,264	Everest Re Group Ltd.	820,609	0.1
4,345	FactSet Research Systems, Inc.	2,086,817	0.2
1,554	Houlihan Lokey, Inc.	269,868	0.0
15,884	Jefferies Financial Group, Inc.	1,245,306	0.1
7,107	Kinsale Capital Group, Inc.	3,305,679	0.3
33,060	Lazard, Inc.	1,701,929	0.2
24,025	LPL Financial Holdings, Inc.	7,844,403	0.8
965 (1)	Markel Corp.	1,665,812	0.2
8,613	Morningstar, Inc.	2,900,514	0.3
14,205	MSCI, Inc.	8,523,142	0.9
1,027,091 (1)	NU Holdings Ltd./Cayman Islands - Class A	10,640,663	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,368	Popular, Inc.	$222,734	0.0
814	RLI Corp.	134,172	0.0
33,018	Ryan Specialty Holdings, Inc.	2,118,435	0.2
19,774 (1)(2)	Shift4 Payments, Inc. - Class A	2,052,146	0.2
53,910 (1)	SoFi Technologies, Inc.	830,214	0.1
146,209 (1)	Toast, Inc. - Class A	5,329,318	0.5
6,716	TPG, Inc.	422,033	0.0
14,796	Tradeweb Markets, Inc. - Class A	1,937,092	0.2
20,887	UWM Holdings Corp.	122,607	0.0
1,189 (1)	WEX, Inc.	208,455	0.0
13,283	XP, Inc. - Class A	157,404	0.0
		125,219,362	12.8

	Health Care: 12.6%
22,789 (1)	10X Genomics, Inc. - Class A	327,250	0.0
14,173 (1)	Align Technology, Inc.	2,955,212	0.3
36,919 (1)	Alnylam Pharmaceuticals, Inc.	8,687,410	0.9
53,608	AmerisourceBergen Corp.	12,044,645	1.2
33,698 (1)	Apellis Pharmaceuticals, Inc.	1,075,303	0.1
22,337	Bruker Corp.	1,309,395	0.1
46,696	Cardinal Health, Inc.	5,522,736	0.6
488	Chemed Corp.	258,542	0.0
15,213 (1)	DaVita, Inc.	2,275,104	0.2
125,932 (1)	Dexcom, Inc.	9,793,732	1.0
2,966 (1)	Doximity, Inc. - Class A	158,355	0.0
23,253 (1)	Exact Sciences Corp.	1,306,586	0.1
75,526 (1)	Exelixis, Inc.	2,515,016	0.3
2,912 (1)	Fortrea Holdings, Inc.	54,309	0.0
13,795	GE HealthCare Technologies, Inc.	1,078,493	0.1
26,233 (1)	IDEXX Laboratories, Inc.	10,845,771	1.1
3,024 (1)	Incyte Corp.	208,868	0.0
9,452 (1)	Inspire Medical Systems, Inc.	1,752,212	0.2
22,540 (1)	Insulet Corp.	5,884,518	0.6
33,215 (1)	Intra-Cellular Therapies, Inc.	2,774,117	0.3
46,957 (1)	Ionis Pharmaceuticals, Inc.	1,641,617	0.2
6,574 (1)	IQVIA Holdings, Inc.	1,291,857	0.1
7,282 (1)	Masimo Corp.	1,203,715	0.1
8,200 (1)	Medpace Holdings, Inc.	2,724,286	0.3
11,544 (1)	Molina Healthcare, Inc.	3,359,881	0.4
36,954 (1)	Natera, Inc.	5,849,818	0.6
32,185 (1)	Neurocrine Biosciences, Inc.	4,393,252	0.5
11,898 (1)	Penumbra, Inc.	2,825,537	0.3
2,568 (1)	Repligen Corp.	369,638	0.0
12,811	ResMed, Inc.	2,929,748	0.3
29,226 (1)	Sarepta Therapeutics, Inc.	3,553,589	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
28,656 (1)	Ultragenyx Pharmaceutical, Inc.	$1,205,558	0.1
47,605 (1)	Veeva Systems, Inc. - Class A	10,008,951	1.0
34,297 (1)	Viking Therapeutics, Inc.	1,380,111	0.2
11,603 (1)	Waters Corp.	4,304,481	0.5
14,222	West Pharmaceutical Services, Inc.	4,658,558	0.5
		122,528,171	12.6

	Industrials: 15.5%
21,745	AAON, Inc.	2,558,952	0.3
8,574	Advanced Drainage Systems, Inc.	991,154	0.1
13,996	AMERCO	896,444	0.1
15,191 (1)	American Airlines Group, Inc.	264,779	0.0
4,719	Armstrong World Industries, Inc.	666,936	0.1
2,178 (1)	Avis Budget Group, Inc.	175,569	0.0
23,174 (1)	Axon Enterprise, Inc.	13,772,772	1.4
32,520 (1)	AZEK Co., Inc.	1,543,724	0.2
40,695	Booz Allen Hamilton Holding Corp.	5,237,447	0.5
3,365 (1)	Builders FirstSource, Inc.	480,959	0.1
5,995	BWX Technologies, Inc.	667,783	0.1
1,966	Carlisle Cos., Inc.	725,139	0.1
5,146 (1)(2)	Ceridian HCM Holding, Inc.	373,805	0.0
11,341	Comfort Systems USA, Inc.	4,809,265	0.5
40,676 (1)	Core & Main, Inc. - Class A	2,070,815	0.2
5,801	EMCOR Group, Inc.	2,633,074	0.3
7,969	Equifax, Inc.	2,030,900	0.2
7,426	Expeditors International of Washington, Inc.	822,578	0.1
155,752	Fastenal Co.	11,200,126	1.2
4,370	Ferguson Enterprises, Inc.	758,501	0.1
9,309 (1)	Generac Holdings, Inc.	1,443,361	0.1
14,224	HEICO Corp.	3,381,614	0.3
26,212	HEICO Corp. - Class A	4,877,529	0.5
7,969	Howmet Aerospace, Inc.	871,570	0.1
3,689	KBR, Inc.	213,704	0.0
10,344	Lennox International, Inc.	6,302,599	0.6
4,969	Lincoln Electric Holdings, Inc.	931,538	0.1
8,834 (1)(2)	Loar Holdings, Inc.	652,921	0.1
81,696 (1)	Lyft, Inc. - Class A	1,053,878	0.1
62,432	Old Dominion Freight Line, Inc.	11,013,005	1.1
2,560 (1)	Paycor HCM, Inc.	47,539	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
14,346	Quanta Services, Inc.	$4,534,053	0.5
3,403	Rockwell Automation, Inc.	972,543	0.1
90,180	Rollins, Inc.	4,179,843	0.4
4,991 (1)	Saia, Inc.	2,274,548	0.2
1,284	Simpson Manufacturing Co., Inc.	212,926	0.0
5,303 (1)	SiteOne Landscape Supply, Inc.	698,776	0.1
4,672 (1)	Spirit AeroSystems Holdings, Inc. - Class A	159,222	0.0
7,146 (1)(2)	Standardaero, Inc.	176,935	0.0
18,467	Tetra Tech, Inc.	735,725	0.1
3,565	TransUnion	330,511	0.0
34,477 (1)	Trex Co., Inc.	2,379,947	0.2
1,075 (1)	U-Haul Holding Co.	74,272	0.0
5,114	United Rentals, Inc.	3,602,506	0.4
35,870	Veralto Corp.	3,653,360	0.4
45,480	Verisk Analytics, Inc.	12,526,556	1.3
115,549	Vertiv Holdings Co. - Class A	13,127,522	1.3
16,984 (1)	WillScot Mobile Mini Holdings Corp.	568,115	0.1
12,206	WW Grainger, Inc.	12,865,734	1.3
36,890 (1)	XPO, Inc.	4,838,124	0.5
		151,381,198	15.5

	Information Technology: 29.5%
7,311 (1)	Appfolio, Inc. - Class A	1,803,770	0.2
84,651 (1)	AppLovin Corp. - Class A	27,412,533	2.8
1,745 (1)	Astera Labs, Inc.	231,125	0.0
45,220	Bentley Systems, Inc. - Class B	2,111,774	0.2
8,100 (1)	BILL Holdings, Inc.	686,151	0.1
34,505	Broadridge Financial Solutions, Inc.	7,801,235	0.8
21,811	CDW Corp.	3,795,986	0.4
96,784 (1)	Cloudflare, Inc. - Class A	10,421,701	1.1
2,992	Cognex Corp.	107,293	0.0
79,893 (1)	Confluent, Inc. - Class A	2,233,808	0.2
96,481 (1)	Datadog, Inc. - Class A	13,786,170	1.4
65,566 (1)	DocuSign, Inc.	5,897,006	0.6
26,345 (1)	DoubleVerify Holdings, Inc.	506,087	0.1
23,288 (1)	Dropbox, Inc. - Class A	699,572	0.1
95,160 (1)	Dynatrace, Inc.	5,171,946	0.5
28,094 (1)	Elastic NV	2,783,554	0.3
42,523 (1)	Enphase Energy, Inc.	2,920,480	0.3
48,595	Entegris, Inc.	4,813,821	0.5
1,110 (1)	EPAM Systems, Inc.	259,540	0.0
6,478 (1)	Fair Isaac Corp.	12,897,245	1.3
23,932 (1)	Five9, Inc.	972,597	0.1
24,327 (1)	Gartner, Inc.	11,785,702	1.2
39,374 (1)	Gitlab, Inc. - Class A	2,218,725	0.2
10,205 (1)	Globant SA	2,188,156	0.2
45,122 (1)	GoDaddy, Inc. - Class A	8,905,729	0.9

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
12,018 (1)	Guidewire Software, Inc.	$2,025,994	0.2
36,646 (1)	HashiCorp, Inc. - Class A	1,253,660	0.1
75,241	HP, Inc.	2,455,114	0.3
15,772 (1)	HubSpot, Inc.	10,989,456	1.1
1,423 (1)	Ingram Micro Holding Corp.	27,592	0.0
2,921	Jabil, Inc.	420,332	0.0
38,057 (1)	Lattice Semiconductor Corp.	2,155,929	0.2
19,766 (1)	Manhattan Associates, Inc.	5,341,564	0.6
3,348 (1)	MicroStrategy, Inc. - Class A	969,648	0.1
1,271	MKS Instruments, Inc.	132,680	0.0
23,106 (1)	MongoDB, Inc.	5,379,308	0.6
15,158	Monolithic Power Systems, Inc.	8,968,989	0.9
16,660 (1)	nCino, Inc.	559,443	0.1
29,791	NetApp, Inc.	3,458,139	0.4
22,935 (1)	Nutanix, Inc. - Class A	1,403,163	0.2
23,352 (1)	Okta, Inc.	1,840,138	0.2
4,057 (1)	Onto Innovation, Inc.	676,180	0.1
649,421 (1)	Palantir Technologies, Inc. - Class A	49,115,710	5.0
37,266	Paychex, Inc.	5,225,439	0.5
10,353	Paycom Software, Inc.	2,122,054	0.2
14,000 (1)	Paylocity Holding Corp.	2,792,580	0.3
14,385	Pegasystems, Inc.	1,340,682	0.1
34,523 (1)	Procore Technologies, Inc.	2,586,808	0.3
23,191 (1)	PTC, Inc.	4,264,129	0.4
86,382 (1)	Pure Storage, Inc. - Class A	5,306,446	0.6
26,513 (1)	RingCentral, Inc. - Class A	928,220	0.1
14,495 (1)	SentinelOne, Inc. - Class A	321,789	0.0
43,737 (1)	Smartsheet, Inc. - Class A	2,450,584	0.3
159,908 (1)	Super Micro Computer, Inc.	4,873,996	0.5
30,806 (1)	Teradata Corp.	959,607	0.1
45,919	Teradyne, Inc.	5,782,121	0.6
9,775 (1)	Twilio, Inc. - Class A	1,056,482	0.1
11,630 (1)	Tyler Technologies, Inc.	6,706,323	0.7
601	Ubiquiti, Inc.	199,490	0.0
118,257 (1)	UiPath, Inc. - Class A	1,503,047	0.2
43,283 (1)	Unity Software, Inc.	972,569	0.1
7,587	Universal Display Corp.	1,109,219	0.1
1,746 (1)	VeriSign, Inc.	361,352	0.0
19,180	Western Union Co.	203,308	0.0
3,532 (1)	Zebra Technologies Corp. - Class A	1,364,129	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
30,064 (1)	Zscaler, Inc.	$5,423,846	0.6
		287,438,965	29.5

	Materials: 1.3%
9,748	Avery Dennison Corp.	1,824,143	0.2
8,967	Celanese Corp.	620,606	0.1
3,556	Chemours Co.	60,096	0.0
50,789 (1)	Cleveland-Cliffs, Inc.	477,417	0.0
8,127	Eagle Materials, Inc.	2,005,419	0.2
14,101	Louisiana-Pacific Corp.	1,460,159	0.1
1,107	Martin Marietta Materials, Inc.	571,765	0.1
9,270	RPM International, Inc.	1,140,766	0.1
2,532	Sealed Air Corp.	85,658	0.0
41,680 (1)	Valvoline, Inc.	1,507,982	0.2
11,019	Vulcan Materials Co.	2,834,417	0.3
		12,588,428	1.3

	Real Estate: 1.3%
53,656	Iron Mountain, Inc.	5,639,782	0.6
4,727 (1)	Jones Lang LaSalle, Inc.	1,196,593	0.1
7,073	Lamar Advertising Co. - Class A	861,067	0.1
26,733	Simon Property Group, Inc.	4,603,690	0.5
		12,301,132	1.3

	Utilities: 1.8%
27,128	NRG Energy, Inc.	2,447,488	0.3
109,508	Vistra Corp.	15,097,868	1.5
		17,545,356	1.8
	Total Common Stock (Cost $648,146,423)	978,201,403	100.4

EXCHANGE-TRADED FUNDS: 0.1%
10,707	iShares Russell Mid-Cap Growth ETF	1,357,112	0.1
	Total Exchange-Traded Funds (Cost $1,373,162)	1,357,112	0.1
	Total Long-Term Investments (Cost $649,519,585)	979,558,515	100.5

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.4%
1,070,782 (3)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,071,052, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $1,092,198, due 10/01/27-11/01/54)	$1,070,782	0.1
1,070,782 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,071,052, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,092,198, due 10/01/29-02/01/57)	1,070,782	0.1
242,514 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $242,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $247,364, due 03/27/25-01/01/55)	242,514	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,070,782 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,071,054, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,092,198, due 11/01/51-12/01/54)	$1,070,782	0.1
1,070,782 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,071,060, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,089,336, due 01/15/26-02/15/53)	1,070,782	0.1
	Total Repurchase Agreements (Cost $4,525,642)	4,525,642	0.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,700,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $1,700,000)	$1,700,000	0.2
	Total Short-Term Investments (Cost $6,225,642)	6,225,642	0.6
	Total Investments in Securities (Cost $655,745,227)	$985,784,157	101.1
	Liabilities in Excess of Other Assets	(10,931,869)	(1.1)
	Net Assets	$974,852,288	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$978,201,403	$—	$—	$978,201,403
Exchange-Traded Funds	1,357,112	—	—	1,357,112
Short-Term Investments	1,700,000	4,525,642	—	6,225,642
Total Investments, at fair value	$981,258,515	$4,525,642	$—	$985,784,157
Liabilities Table
Other Financial Instruments+
Futures	$(129,432)	$—	$—	$(129,432)
Total Liabilities	$(129,432)	$—	$—	$(129,432)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	7	03/21/25	$2,202,690	$(129,432)
			$2,202,690	$(129,432)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$129,432
Total Liability Derivatives		$129,432

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$423,095

Total	$423,095

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(271,680)
Total	$(271,680)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $672,588,588.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$366,144,232
Gross Unrealized Depreciation	(53,078,096)

Net Unrealized Appreciation	$313,066,136

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 3.6%
7,774 (1)	Charter Communications, Inc. - Class A	$2,664,694	0.3
21,896	Electronic Arts, Inc.	3,203,385	0.3
18,321	Fox Corp. - Class A	890,034	0.1
10,940	Fox Corp. - Class B	500,396	0.1
20,312 (1)	Frontier Communications Parent, Inc.	704,826	0.1
6,155 (1)	IAC, Inc.	265,527	0.0
30,802	Interpublic Group of Cos., Inc.	863,072	0.1
9,306	Iridium Communications, Inc.	270,060	0.0
1,368 (1)	Liberty Broadband Corp. - Class A	101,724	0.0
9,131 (1)	Liberty Broadband Corp. - Class C	682,634	0.1
13,724 (1)	Liberty Global Ltd. - Class A	175,118	0.0
12,672 (1)	Liberty Global Ltd. - Class C	166,510	0.0
1,919 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	161,273	0.0
17,373 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	1,609,782	0.2
1,623 (1)	Liberty Media Corp.- Liberty Live - Class A, Tracking Stock	108,027	0.0
3,841 (1)	Liberty Media Corp.- Liberty Live - Class C, Tracking Stock	261,418	0.0
13,082 (1)	Live Nation Entertainment, Inc.	1,694,119	0.2
1,538 (1)	Madison Square Garden Sports Corp.	347,096	0.0
21,269 (1)	Match Group, Inc.	695,709	0.1
13,302	New York Times Co. - Class A	692,369	0.1
31,488	News Corp. - Class A	867,180	0.1
9,404	News Corp. - Class B	286,164	0.0
2,527	Nexstar Media Group, Inc.	399,190	0.0
16,037	Omnicom Group, Inc.	1,379,823	0.1
781 (2)	Paramount Global - Class A	17,416	0.0
48,962 (2)	Paramount Global - Class B	512,143	0.1
49,820 (1)	Pinterest, Inc. - Class A	1,444,780	0.2
5,966	Playtika Holding Corp.	41,404	0.0
43,512 (1)	ROBLOX Corp. - Class A	2,517,604	0.3
10,456 (1)	Roku, Inc.	777,299	0.1
17,823 (2)	Sirius XM Holdings, Inc.	406,364	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
14,285 (1)	Take-Two Interactive Software, Inc.	$2,629,583	0.3
6,536 (1)	TKO Group Holdings, Inc.	928,831	0.1
36,992 (1)	Trade Desk, Inc. - Class A	4,347,670	0.4
8,927 (1)	TripAdvisor, Inc.	131,852	0.0
6,171 (1)(2)	Trump Media & Technology Group Corp.	210,431	0.0
201,101 (1)	Warner Bros Discovery, Inc.	2,125,638	0.2
25,004 (1)	ZoomInfo Technologies, Inc.	262,792	0.0
		35,343,937	3.6
	Consumer Discretionary: 10.8%
27,349	ADT, Inc.	188,982	0.0
4,925	Advance Auto Parts, Inc.	232,903	0.0
4,815 (1)	Amer Sports, Inc.	134,627	0.0
19,445 (1)	Aptiv PLC	1,176,034	0.1
21,666	Aramark	808,358	0.1
2,103 (1)	AutoNation, Inc.	357,173	0.0
18,159	Bath & Body Works, Inc.	704,024	0.1
17,857	Best Buy Co., Inc.	1,532,131	0.2
3,249 (1)	Birkenstock Holding PLC	184,088	0.0
18,040	BorgWarner, Inc.	573,492	0.1
5,251	Boyd Gaming Corp.	380,908	0.0
4,768 (1)	Bright Horizons Family Solutions, Inc.	528,533	0.1
5,433	Brunswick Corp.	351,406	0.0
5,253 (1)	Burlington Stores, Inc.	1,497,420	0.2
17,493 (1)	Caesars Entertainment, Inc.	584,616	0.1
9,485 (1)	Capri Holdings Ltd.	199,754	0.0
12,819 (1)	CarMax, Inc.	1,048,081	0.1
85,021 (1)	Carnival Corp.	2,118,723	0.2
2,937	Carter’s, Inc.	159,156	0.0
8,964 (1)	Carvana Co.	1,822,919	0.2
6,243 (1)	Cava Group, Inc.	704,210	0.1
2,266 (2)	Choice Hotels International, Inc.	321,727	0.0
5,765	Churchill Downs, Inc.	769,858	0.1
2,712	Columbia Sportswear Co.	227,618	0.0
95,957 (1)	Coupang, Inc.	2,109,135	0.2
4,730 (1)	Crocs, Inc.	518,077	0.1
24,176	D.R. Horton, Inc.	3,380,288	0.3
9,708	Darden Restaurants, Inc.	1,812,387	0.2
12,566 (1)	Deckers Outdoor Corp.	2,552,029	0.3
4,638	Dick’s Sporting Goods, Inc.	1,061,360	0.1
254 (2)	Dillard’s, Inc. - Class A	109,662	0.0
18,202	Dollar General Corp.	1,380,076	0.1
16,753 (1)	Dollar Tree, Inc.	1,255,470	0.1
2,881	Domino’s Pizza, Inc.	1,209,329	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
37,509 (1)	DraftKings, Inc. - Class A	$1,395,335	0.1
3,079 (1)	Duolingo, Inc.	998,304	0.1
9,041 (1)	Dutch Bros, Inc. - Class A	473,568	0.0
39,661	eBay, Inc.	2,456,999	0.3
9,240 (1)	Etsy, Inc.	488,704	0.0
10,287 (1)	Expedia Group, Inc.	1,916,777	0.2
4,497 (1)	Five Below, Inc.	472,005	0.0
8,686 (1)	Floor & Decor Holdings, Inc. - Class A	865,994	0.1
32,510 (1)	GameStop Corp. - Class A	1,018,863	0.1
16,807	Gap, Inc.	397,149	0.0
12,829	Garmin Ltd.	2,646,110	0.3
19,138	Gentex Corp.	549,835	0.1
11,522	Genuine Parts Co.	1,345,309	0.1
2,395 (1)	Grand Canyon Education, Inc.	392,301	0.0
11,482	H&R Block, Inc.	606,709	0.1
9,807	Harley-Davidson, Inc.	295,485	0.0
11,507	Hasbro, Inc.	643,356	0.1
19,847	Hilton Worldwide Holdings, Inc.	4,905,385	0.5
3,396	Hyatt Hotels Corp. - Class A	533,104	0.1
9,139	Kohl’s Corp.	128,312	0.0
28,863	Las Vegas Sands Corp.	1,482,404	0.2
4,475	Lear Corp.	423,782	0.0
11,003	Leggett & Platt, Inc.	105,629	0.0
19,486	Lennar Corp. - Class A	2,657,306	0.3
916	Lennar Corp. - Class B	121,049	0.0
7,338 (1)	Light & Wonder, Inc.	633,856	0.1
2,172	Lithia Motors, Inc.	776,338	0.1
21,480	LKQ Corp.	789,390	0.1
81,793 (1)(2)	Lucid Group, Inc.	247,015	0.0
22,658	Macy’s, Inc.	383,600	0.0
2,879	Marriott Vacations Worldwide Corp.	258,534	0.0
28,000 (1)	Mattel, Inc.	496,440	0.1
18,973 (1)	MGM Resorts International	657,414	0.1
4,339 (1)	Mohawk Industries, Inc.	516,905	0.1
1,517	Murphy USA, Inc.	761,155	0.1
34,322	Newell Brands, Inc.	341,847	0.0
8,276	Nordstrom, Inc.	199,865	0.0
36,340 (1)	Norwegian Cruise Line Holdings Ltd.	935,028	0.1
238 (1)	NVR, Inc.	1,946,578	0.2
5,044 (1)	Ollie’s Bargain Outlet Holdings, Inc.	553,478	0.1
12,464 (1)	Penn Entertainment, Inc.	247,036	0.0
1,527	Penske Automotive Group, Inc.	232,776	0.0
7,001 (1)	Planet Fitness, Inc. - Class A	692,189	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,262	Polaris, Inc.	$245,576	0.0
3,088	Pool Corp.	1,052,823	0.1
16,895	PulteGroup, Inc.	1,839,865	0.2
4,589	PVH Corp.	485,287	0.0
29,875 (1)(2)	QuantumScape Corp.	155,051	0.0
3,273	Ralph Lauren Corp.	755,998	0.1
1,232 (1)	RH	484,903	0.0
69,061 (1)(2)	Rivian Automotive, Inc. - Class A	918,511	0.1
26,971	Ross Stores, Inc.	4,079,903	0.4
19,642	Royal Caribbean Cruises Ltd.	4,531,213	0.5
11,646	Service Corp. International	929,584	0.1
5,476 (1)	SharkNinja, Inc.	533,143	0.1
10,903 (1)	Skechers USA, Inc. - Class A	733,118	0.1
19,251	Tapestry, Inc.	1,257,668	0.1
13,882	Tempur Sealy International, Inc.	786,971	0.1
5,523	Texas Roadhouse, Inc.	996,515	0.1
4,208	Thor Industries, Inc.	402,748	0.0
8,329	Toll Brothers, Inc.	1,049,038	0.1
2,494 (1)	TopBuild Corp.	776,482	0.1
44,683	Tractor Supply Co.	2,370,880	0.2
5,444	Travel + Leisure Co.	274,650	0.0
3,896 (1)	Ulta Beauty, Inc.	1,694,487	0.2
15,610 (1)	Under Armour, Inc. - Class A	129,251	0.0
15,794 (1)	Under Armour, Inc. - Class C	117,823	0.0
3,104	Vail Resorts, Inc.	581,845	0.1
28,950	VF Corp.	621,267	0.1
7,892 (1)	Wayfair, Inc. - Class A	349,773	0.0
14,272	Wendy’s Co.	232,634	0.0
4,378	Whirlpool Corp.	501,193	0.1
10,365	Williams-Sonoma, Inc.	1,919,391	0.2
2,428	Wingstop, Inc.	690,038	0.1
6,273	Wyndham Hotels & Resorts, Inc.	632,256	0.1
8,453	Wynn Resorts Ltd.	728,310	0.1
7,047 (1)	YETI Holdings, Inc.	271,380	0.0
23,345	Yum! Brands, Inc.	3,131,965	0.3
		106,245,312	10.8
	Consumer Staples: 4.5%
34,577	Albertsons Cos., Inc. - Class A	679,092	0.1
39,507 (1)	Archer-Daniels- Midland Co.	1,995,894	0.2
10,651 (1)	BellRing Brands, Inc.	802,446	0.1
10,927 (1)	BJ’s Wholesale Club Holdings, Inc.	976,327	0.1
717 (1)	Boston Beer Co., Inc. -Class A	215,086	0.0
4,028	Brown-Forman Corp. - Class A	151,815	0.0
14,256	Brown-Forman Corp. - Class B	541,443	0.1
11,505	Bunge Global SA	894,629	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
15,887	Campbell Soup Co.	$665,348	0.1
3,066	Casey’s General Stores, Inc.	1,214,841	0.1
14,571 (1)	Celsius Holdings, Inc.	383,800	0.0
20,213	Church & Dwight Co., Inc.	2,116,503	0.2
10,285	Clorox Co.	1,670,387	0.2
500	Coca-Cola Consolidated, Inc.	629,995	0.1
39,477	Conagra Brands, Inc.	1,095,487	0.1
31,557 (1)	Coty, Inc. - Class A	219,637	0.0
13,118 (1)	Darling Ingredients, Inc.	441,945	0.0
4,447 (1)	e.l.f. Beauty, Inc.	558,321	0.1
15,505	Flowers Foods, Inc.	320,333	0.0
3,851 (1)	Freshpet, Inc.	570,372	0.1
46,264	General Mills, Inc.	2,950,255	0.3
7,859 (1)	Grocery Outlet Holding Corp.	122,679	0.0
12,067	Hershey Co.	2,043,546	0.2
23,991	Hormel Foods Corp.	752,598	0.1
5,421	Ingredion, Inc.	745,713	0.1
8,549	JM Smucker Co.	941,416	0.1
21,720	Kellogg Co.	1,758,668	0.2
158,667	Kenvue, Inc.	3,387,540	0.3
54,971	Kroger Co.	3,361,477	0.3
11,771	Lamb Weston Holdings, Inc.	786,656	0.1
13,776 (1)	Maplebear, Inc.	570,602	0.1
20,869	McCormick & Co., Inc.	1,591,053	0.2
14,156	Molson Coors Beverage Co. - Class B	811,422	0.1
12,659 (1)	Performance Food Group Co.	1,070,318	0.1
3,412 (1)	Pilgrim’s Pride Corp.	154,871	0.0
3,940 (1)	Post Holdings, Inc.	450,972	0.0
4,498	Reynolds Consumer Products, Inc.	121,401	0.0
21	Seaboard Corp.	51,023	0.0
2,245	Spectrum Brands Holdings, Inc.	189,680	0.0
40,723	Sysco Corp.	3,113,681	0.3
23,302	Tyson Foods, Inc. - Class A	1,338,467	0.1
18,975 (1)	US Foods Holding Corp.	1,280,053	0.1
59,242	Walgreens Boots Alliance, Inc.	552,728	0.1
		44,290,520	4.5
	Energy: 5.3%
28,045	Antero Midstream Corp.	423,199	0.0
24,001 (1)	Antero Resources Corp.	841,235	0.1
29,941	APA Corp.	691,338	0.1
82,699	Baker Hughes Co.	3,392,313	0.3
18,508	Cheniere Energy, Inc.	3,976,814	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
19,111	Chesapeake Energy Corp.	$1,902,500	0.2
5,090	Chord Energy Corp.	595,123	0.1
8,134	Civitas Resources, Inc.	373,107	0.0
60,479	Coterra Energy, Inc.	1,544,634	0.2
51,606	Devon Energy Corp.	1,689,064	0.2
15,627	Diamondback Energy, Inc.	2,560,171	0.3
8,035	DT Midstream, Inc.	798,920	0.1
48,825	EQT Corp.	2,251,321	0.2
73,041	Halliburton Co.	1,985,985	0.2
23,147	Hess Corp.	3,078,782	0.3
12,807	HF Sinclair Corp.	448,885	0.0
160,626	Kinder Morgan, Inc.	4,401,152	0.5
9,725	Matador Resources Co.	547,129	0.1
6,613	New Fortress Energy, Inc.	99,989	0.0
32,089	NOV, Inc.	468,499	0.0
48,348	ONEOK, Inc.	4,854,139	0.5
21,788	Ovintiv, Inc.	882,414	0.1
54,146	Permian Resources Corp.	778,619	0.1
19,615	Range Resources Corp.	705,748	0.1
17,923	Targa Resources Corp.	3,199,255	0.3
35,069	TechnipFMC PLC	1,014,897	0.1
1,556	Texas Pacific Land Corp.	1,720,874	0.2
8,518	Viper Energy, Inc.	417,978	0.0
5,970	Weatherford International PLC	427,631	0.0
100,839	Williams Cos., Inc.	5,457,407	0.6
		51,529,122	5.3
	Financials: 16.4%
2,431	Affiliated Managers Group, Inc.	449,541	0.0
21,473 (1)	Affirm Holdings, Inc.	1,307,706	0.1
46,234	Aflac, Inc.	4,782,445	0.5
67,388 (2)	AGNC Investment Corp.	620,643	0.1
21,765	Allstate Corp.	4,196,074	0.4
22,710	Ally Financial, Inc.	817,787	0.1
5,938	American Financial Group, Inc.	813,090	0.1
8,054	Ameriprise Financial, Inc.	4,288,191	0.4
46,431	Annaly Capital Management, Inc.	849,687	0.1
29,888	Arch Capital Group Ltd.	2,760,157	0.3
15,329	Ares Management Corp. - Class A	2,713,693	0.3
20,370	Arthur J Gallagher & Co.	5,782,024	0.6
4,304	Assurant, Inc.	917,699	0.1
4,163	Assured Guaranty Ltd.	374,712	0.0
6,353	Axis Capital Holdings Ltd.	563,003	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
61,233	Bank of New York Mellon Corp.	$4,704,531	0.5
8,793	Bank OZK	391,552	0.0
46,025 (1)	Block, Inc.	3,911,665	0.4
42,865	Blue Owl Capital, Inc.	997,040	0.1
1,877	BOK Financial Corp.	199,807	0.0
4,972 (1)	Brighthouse Financial, Inc.	238,855	0.0
19,786	Brown & Brown, Inc.	2,018,568	0.2
18,136	Carlyle Group, Inc.	915,687	0.1
8,739	Cboe Global Markets, Inc.	1,707,601	0.2
12,683	Cincinnati Financial Corp.	1,822,547	0.2
37,022	Citizens Financial Group, Inc.	1,620,083	0.2
1,816	CNA Financial Corp.	87,840	0.0
16,787 (1)	Coinbase Global, Inc. - Class A	4,168,212	0.4
17,251	Columbia Banking System, Inc.	465,950	0.0
10,969	Comerica, Inc.	678,433	0.1
10,216	Commerce Bancshares, Inc.	636,559	0.1
24,487	Corebridge Financial, Inc.	732,896	0.1
5,590 (1)	Corpay, Inc.	1,891,768	0.2
514 (1)	Credit Acceptance Corp.	241,302	0.0
4,866	Cullen/Frost Bankers, Inc.	653,260	0.1
20,718	Discover Financial Services	3,588,979	0.4
11,428	East West Bancorp, Inc.	1,094,345	0.1
26,181	Equitable Holdings, Inc.	1,234,958	0.1
2,968	Evercore, Inc. - Class A	822,700	0.1
3,565	Everest Re Group Ltd.	1,292,170	0.1
29,429	F.N.B. Corp.	434,961	0.0
3,151	FactSet Research Systems, Inc.	1,513,362	0.2
21,497	Fidelity National Financial, Inc.	1,206,842	0.1
45,251	Fidelity National Information Services, Inc.	3,654,923	0.4
55,973	Fifth Third Bancorp	2,366,538	0.2
8,267	First American Financial Corp.	516,191	0.1
993	First Citizens BancShares, Inc. - Class A	2,098,229	0.2
10,539	First Hawaiian, Inc.	273,487	0.0
44,137	First Horizon Corp.	888,919	0.1
23,578	Franklin Resources, Inc.	478,398	0.0
21,089	Global Payments, Inc.	2,363,233	0.2
7,347	Globe Life, Inc.	819,337	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,953	Hanover Insurance Group, Inc.	$456,711	0.0
23,983	Hartford Financial Services Group, Inc.	2,623,740	0.3
4,337	Houlihan Lokey, Inc.	753,163	0.1
119,613	Huntington Bancshares, Inc.	1,946,104	0.2
8,744	Interactive Brokers Group, Inc. - Class A	1,544,802	0.2
30,232	Invesco Ltd.	528,455	0.1
10,556	Janus Henderson Group PLC	448,947	0.0
14,459	Jefferies Financial Group, Inc.	1,133,586	0.1
5,012	Kemper Corp.	332,997	0.0
76,669	KeyCorp	1,314,107	0.1
1,822	Kinsale Capital Group, Inc.	847,467	0.1
9,056	Lazard, Inc.	466,203	0.0
14,076	Lincoln National Corp.	446,350	0.0
14,835	Loews Corp.	1,256,376	0.1
6,167	LPL Financial Holdings, Inc.	2,013,587	0.2
13,768	M&T Bank Corp.	2,588,522	0.3
1,049 (1)	Markel Corp.	1,810,815	0.2
3,056	MarketAxess Holdings, Inc.	690,778	0.1
21,284	MGIC Investment Corp.	504,644	0.1
2,211	Morningstar, Inc.	744,576	0.1
6,298	MSCI, Inc.	3,778,863	0.4
34,127	Nasdaq, Inc.	2,638,358	0.3
16,234	Northern Trust Corp.	1,663,985	0.2
263,651 (1)	NU Holdings Ltd./ Cayman Islands - Class A	2,731,424	0.3
19,579	Old Republic International Corp.	708,564	0.1
9,338	OneMain Holdings, Inc.	486,790	0.0
6,271	Pinnacle Financial Partners, Inc.	717,340	0.1
5,901	Popular, Inc.	555,048	0.1
2,791	Primerica, Inc.	757,533	0.1
18,800	Principal Financial Group, Inc.	1,455,308	0.1
7,422	Prosperity Bancshares, Inc.	559,248	0.1
29,782	Prudential Financial, Inc.	3,530,060	0.4
15,236	Raymond James Financial, Inc.	2,366,608	0.2
76,114	Regions Financial Corp.	1,790,201	0.2
5,441	Reinsurance Group of America, Inc.	1,162,361	0.1
4,250	RenaissanceRe Holdings Ltd.	1,057,442	0.1
42,953	Rithm Capital Corp.	465,181	0.0
3,427	RLI Corp.	564,872	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
55,665 (1)	Robinhood Markets, Inc. - Class A	$2,074,078	0.2
11,452 (1)	Rocket Cos., Inc. - Class A	128,950	0.0
8,466	Ryan Specialty Holdings, Inc.	543,179	0.1
8,268	SEI Investments Co.	681,945	0.1
5,070 (1)(2)	Shift4 Payments, Inc. - Class A	526,165	0.1
17,464	SLM Corp.	481,657	0.0
87,585 (1)	SoFi Technologies, Inc.	1,348,809	0.1
25,889	Starwood Property Trust, Inc.	490,597	0.0
24,258	State Street Corp.	2,380,923	0.2
8,214	Stifel Financial Corp.	871,341	0.1
32,211	Synchrony Financial	2,093,715	0.2
11,888	Synovus Financial Corp.	609,022	0.1
18,172	T. Rowe Price Group, Inc.	2,055,071	0.2
4,185	TFS Financial Corp.	52,564	0.0
37,531 (1)	Toast, Inc. - Class A	1,368,005	0.1
6,952	TPG, Inc.	436,864	0.0
9,616	Tradeweb Markets, Inc. - Class A	1,258,927	0.1
15,041	Unum Group	1,098,444	0.1
7,813	UWM Holdings Corp.	45,862	0.0
6,630	Virtu Financial, Inc. - Class A	236,558	0.0
8,144 (3)	Voya Financial, Inc.	560,552	0.1
24,344	W.R. Berkley Corp.	1,424,611	0.1
14,122	Webster Financial Corp.	779,817	0.1
8,883	Western Alliance Bancorp	742,086	0.1
3,283 (1)	WEX, Inc.	575,576	0.1
207	White Mountains Insurance Group Ltd.	402,627	0.0
8,343	Willis Towers Watson PLC	2,613,361	0.3
5,369	Wintrust Financial Corp.	669,568	0.1
33,758	XP, Inc. - Class A	400,032	0.0
11,965	Zions Bancorp NA	649,101	0.1
		161,009,303	16.4
	Health Care: 9.2%
8,731 (1)	10X Genomics, Inc. - Class A	125,377	0.0
7,529 (1)	Acadia Healthcare Co., Inc.	298,525	0.0
23,794	Agilent Technologies, Inc.	3,196,486	0.3
6,208 (1)	Align Technology, Inc.	1,294,430	0.1
10,672 (1)	Alnylam Pharmaceuticals, Inc.	2,511,228	0.3
2,652 (1)	Amedisys, Inc.	240,775	0.0
13,761	AmerisourceBergen Corp.	3,091,822	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,640 (1)	Apellis Pharmaceuticals, Inc.	$275,702	0.0
56,188 (1)	Avantor, Inc.	1,183,881	0.1
3,982 (1)	Azenta, Inc.	199,100	0.0
42,188	Baxter International, Inc.	1,230,202	0.1
12,069 (1)	Biogen, Inc.	1,845,592	0.2
15,642 (1)	BioMarin Pharmaceutical, Inc.	1,028,149	0.1
1,565 (1)	Bio-Rad Laboratories, Inc. - Class A	514,118	0.0
12,867	Bio-Techne Corp.	926,810	0.1
9,033	Bruker Corp.	529,514	0.1
20,180	Cardinal Health, Inc.	2,386,689	0.2
41,815 (1)	Centene Corp.	2,533,153	0.3
9,951 (1)	Certara, Inc.	105,978	0.0
4,226 (1)	Charles River Laboratories International, Inc.	780,120	0.1
1,230	Chemed Corp.	651,654	0.1
16,169 (1)	Cooper Cos., Inc.	1,486,416	0.1
3,905 (1)	DaVita, Inc.	583,993	0.1
16,720	DENTSPLY SIRONA, Inc.	317,346	0.0
32,326 (1)	Dexcom, Inc.	2,513,993	0.3
10,150 (1)	Doximity, Inc. - Class A	541,909	0.1
40,732 (1)	Elanco Animal Health, Inc.	493,265	0.0
8,188	Encompass Health Corp.	756,162	0.1
4,587 (1)	Enovis Corp.	201,278	0.0
14,218 (1)	Envista Holdings Corp.	274,265	0.0
15,112 (1)	Exact Sciences Corp.	849,143	0.1
23,246 (1)	Exelixis, Inc.	774,092	0.1
7,401 (1)	Fortrea Holdings, Inc.	138,029	0.0
37,673	GE HealthCare Technologies, Inc.	2,945,275	0.3
9,263 (1)	Globus Medical, Inc. - Class A	766,143	0.1
2,252 (1)(2)	GRAIL, Inc.	40,198	0.0
10,436 (1)	Henry Schein, Inc.	722,171	0.1
18,944 (1)	Hologic, Inc.	1,365,673	0.1
9,989	Humana, Inc.	2,534,309	0.3
6,734 (1)	IDEXX Laboratories, Inc.	2,784,105	0.3
13,197 (1)	Illumina, Inc.	1,763,515	0.2
13,174 (1)	Incyte Corp.	909,928	0.1
2,424 (1)	Inspire Medical Systems, Inc.	449,361	0.0
5,786 (1)	Insulet Corp.	1,510,551	0.2
8,516 (1)	Intra-Cellular Therapies, Inc.	711,256	0.1
12,946 (1)	Ionis Pharmaceuticals, Inc.	452,592	0.0
14,934 (1)	IQVIA Holdings, Inc.	2,934,680	0.3
4,993 (1)	Jazz Pharmaceuticals PLC	614,888	0.1
6,963	Labcorp Holdings, Inc.	1,596,755	0.2
3,595 (1)	Masimo Corp.	594,254	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,105 (1)	Medpace Holdings, Inc.	$699,344	0.1
1,748 (1)	Mettler-Toledo International, Inc.	2,138,993	0.2
4,696 (1)	Molina Healthcare, Inc.	1,366,771	0.1
9,486 (1)	Natera, Inc.	1,501,634	0.2
8,262 (1)	Neurocrine Biosciences, Inc.	1,127,763	0.1
21,286	Organon & Co.	317,587	0.0
3,051 (1)	Penumbra, Inc.	724,551	0.1
11,213	Perrigo Co. PLC	288,286	0.0
7,998	Premier, Inc. - Class A	169,558	0.0
18,488	QIAGEN N.V.	823,271	0.1
9,196	Quest Diagnostics, Inc.	1,387,309	0.1
5,144 (1)	QuidelOrtho Corp.	229,165	0.0
4,609 (1)	Repligen Corp.	663,419	0.1
12,047	ResMed, Inc.	2,755,028	0.3
10,192	Revvity, Inc.	1,137,529	0.1
35,198 (1)	Roivant Sciences Ltd.	416,392	0.0
32,382	Royalty Pharma PLC - Class A	826,065	0.1
7,502 (1)	Sarepta Therapeutics, Inc.	912,168	0.1
11,470 (1)	Solventum Corp.	757,708	0.1
12,463 (1)	Sotera Health Co.	170,494	0.0
8,165	STERIS PLC	1,678,397	0.2
3,847	Teleflex, Inc.	684,689	0.1
7,878 (1)	Tenet Healthcare Corp.	994,440	0.1
7,356 (1)	Ultragenyx Pharmaceutical, Inc.	309,467	0.0
3,618 (1)	United Therapeutics Corp.	1,276,575	0.1
4,745	Universal Health Services, Inc. - Class B	851,348	0.1
12,220 (1)	Veeva Systems, Inc. - Class A	2,569,255	0.3
98,321	Viatris, Inc.	1,224,096	0.1
8,804 (1)	Viking Therapeutics, Inc.	354,273	0.0
4,883 (1)	Waters Corp.	1,811,495	0.2
6,014	West Pharmaceutical Services, Inc.	1,969,946	0.2
16,412	Zimmer Biomet Holdings, Inc.	1,733,600	0.2
		90,445,466	9.2
	Industrials: 16.4%
9,818	A.O. Smith Corp.	669,686	0.1
5,582	AAON, Inc.	656,890	0.1
2,548	Acuity Brands, Inc.	744,347	0.1
5,801	Advanced Drainage Systems, Inc.	670,596	0.1
11,082	AECOM	1,183,779	0.1
5,149	AGCO Corp.	481,329	0.0
8,629	Air Lease Corp.	416,004	0.0
10,382 (1)	Alaska Air Group, Inc.	672,235	0.1
7,245	Allegion PLC	946,777	0.1
7,158	Allison Transmission Holdings, Inc.	773,493	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,757 (1)	Amentum Holdings, Inc.	$226,220	0.0
8,297	AMERCO	531,423	0.1
54,221 (1)	American Airlines Group, Inc.	945,072	0.1
19,128	AMETEK, Inc.	3,448,013	0.4
18,817 (1)	API Group Corp.	676,848	0.1
3,595	Armstrong World Industries, Inc.	508,081	0.1
1,423 (1)	Avis Budget Group, Inc.	114,708	0.0
5,949 (1)	Axon Enterprise, Inc.	3,535,610	0.4
11,878 (1)	AZEK Co., Inc.	563,849	0.1
10,446	Booz Allen Hamilton Holding Corp.	1,344,400	0.1
9,492 (1)	Builders FirstSource, Inc.	1,356,692	0.1
7,552	BWX Technologies, Inc.	841,217	0.1
1,826 (1)	CACI International, Inc. - Class A	737,814	0.1
3,738	Carlisle Cos., Inc.	1,378,724	0.1
12,477 (1)(2)	Ceridian HCM Holding, Inc.	906,329	0.1
9,620	CH Robinson Worldwide, Inc.	993,938	0.1
33,773 (1)(2)	Clarivate PLC	171,567	0.0
4,218 (1)	Clean Harbors, Inc.	970,731	0.1
72,233	CNH Industrial NV	818,400	0.1
2,911	Comfort Systems USA, Inc.	1,234,439	0.1
15,874 (1)	Core & Main, Inc. - Class A	808,145	0.1
33,628 (1)	CoStar Group, Inc.	2,407,429	0.2
4,046	Crane Co.	613,981	0.1
4,055	Crane Holdings Co.	236,082	0.0
11,320	Cummins, Inc.	3,946,152	0.4
3,160	Curtiss-Wright Corp.	1,121,389	0.1
53,370	Delta Air Lines, Inc.	3,228,885	0.3
9,935	Donaldson Co., Inc.	669,122	0.1
11,361	Dover Corp.	2,131,324	0.2
25,023	Dun & Bradstreet Holdings, Inc.	311,787	0.0
3,770	EMCOR Group, Inc.	1,711,203	0.2
10,178	Equifax, Inc.	2,593,863	0.3
4,678	Esab Corp.	561,079	0.1
4,201 (1)	Everus Construction Group, Inc.	276,216	0.0
11,695	Expeditors International of Washington, Inc.	1,295,455	0.1
47,427	Fastenal Co.	3,410,476	0.3
16,762	Ferguson Enterprises, Inc.	2,909,380	0.3
10,864	Flowserve Corp.	624,897	0.1
28,732	Fortive Corp.	2,154,900	0.2
10,188	Fortune Brands Innovations, Inc.	696,146	0.1
2,910 (1)	FTI Consulting, Inc.	556,188	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
19,601 (1)	Gates Industrial Corp. PLC	$403,193	0.0
4,871 (1)	Generac Holdings, Inc.	755,249	0.1
14,377	Genpact Ltd.	617,492	0.1
13,856	Graco, Inc.	1,167,922	0.1
9,712 (1)	GXO Logistics, Inc.	422,472	0.0
11,795 (1)	Hayward Holdings, Inc.	180,346	0.0
3,647	HEICO Corp.	867,038	0.1
6,728	HEICO Corp. - Class A	1,251,946	0.1
6,733	Hexcel Corp.	422,159	0.0
33,572	Howmet Aerospace, Inc.	3,671,770	0.4
4,436	Hubbell, Inc.	1,858,196	0.2
3,232	Huntington Ingalls Industries, Inc.	610,751	0.1
6,275	IDEX Corp.	1,313,295	0.1
33,438	Ingersoll Rand, Inc.	3,024,801	0.3
6,825	ITT, Inc.	975,156	0.1
10,212	Jacobs Solutions, Inc.	1,364,527	0.1
6,715	JB Hunt Transport Services, Inc.	1,145,982	0.1
11,012	KBR, Inc.	637,925	0.1
4,799 (1)	Kirby Corp.	507,734	0.1
12,947	Knight-Swift Transportation Holdings, Inc.	686,709	0.1
15,691	L3Harris Technologies, Inc.	3,299,503	0.3
2,911	Landstar System, Inc.	500,284	0.0
11,022	Leidos Holdings, Inc.	1,587,829	0.2
2,655	Lennox International, Inc.	1,617,692	0.2
4,572	Lincoln Electric Holdings, Inc.	857,113	0.1
2,495 (1)(2)	Loar Holdings, Inc.	184,405	0.0
30,437 (1)	Lyft, Inc. - Class A	392,637	0.0
3,899	ManpowerGroup, Inc.	225,050	0.0
17,858	Masco Corp.	1,295,955	0.1
5,184 (1)	MasTec, Inc.	705,750	0.1
16,804	MDU Resources Group, Inc.	302,808	0.0
4,406 (1)	Middleby Corp.	596,793	0.1
3,062	MSA Safety, Inc.	507,588	0.1
3,797	MSC Industrial Direct Co., Inc. - Class A	283,598	0.0
4,700	Nordson Corp.	983,428	0.1
13,684	nVent Electric PLC	932,701	0.1
16,026	Old Dominion Freight Line, Inc.	2,826,986	0.3
5,397	Oshkosh Corp.	513,093	0.1
33,070	Otis Worldwide Corp.	3,062,613	0.3
7,147	Owens Corning	1,217,277	0.1
3,785 (1)	Parsons Corp.	349,166	0.0
6,776 (1)	Paycor HCM, Inc.	125,830	0.0
13,677	Pentair PLC	1,376,453	0.1
12,034	Quanta Services, Inc.	3,803,346	0.4
15,168	RB Global, Inc.	1,368,305	0.1
2,352 (1)	RBC Bearings, Inc.	703,577	0.1
5,499	Regal Rexnord Corp.	853,060	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
8,370	Robert Half International, Inc.	$589,750	0.1
9,496	Rockwell Automation, Inc.	2,713,862	0.3
23,149	Rollins, Inc.	1,072,956	0.1
3,443	Ryder System, Inc.	540,069	0.1
2,194 (1)	Saia, Inc.	999,872	0.1
3,841	Schneider National, Inc. - Class B	112,464	0.0
4,088	Science Applications International Corp.	456,957	0.0
12,363	Sensata Technologies Holding PLC	338,746	0.0
3,507	Simpson Manufacturing Co., Inc.	581,566	0.1
3,689 (1)	SiteOne Landscape Supply, Inc.	486,100	0.0
4,286	Snap-on, Inc.	1,455,011	0.1
49,495	Southwest Airlines Co.	1,664,022	0.2
9,594 (1)	Spirit AeroSystems Holdings, Inc. - Class A	326,964	0.0
17,803	SS&C Technologies Holdings, Inc.	1,349,111	0.1
5,728 (1)	Standardaero, Inc.	141,825	0.0
12,732	Stanley Black & Decker, Inc.	1,022,252	0.1
22,074	Tetra Tech, Inc.	879,428	0.1
15,482	Textron, Inc.	1,184,218	0.1
5,346	Timken Co.	381,544	0.0
8,501	Toro Co.	680,930	0.1
16,075	TransUnion	1,490,313	0.2
8,850 (1)	Trex Co., Inc.	610,916	0.1
638 (1)(2)	U-Haul Holding Co.	44,079	0.0
27,120 (1)	United Airlines Holdings, Inc.	2,633,352	0.3
5,425	United Rentals, Inc.	3,821,587	0.4
1,647	Valmont Industries, Inc.	505,085	0.1
20,461	Veralto Corp.	2,083,953	0.2
11,675	Verisk Analytics, Inc.	3,215,645	0.3
29,661	Vertiv Holdings Co. - Class A	3,369,786	0.3
10,878	Vestis Corp.	165,781	0.0
2,865	Watsco, Inc.	1,357,695	0.1
3,483	WESCO International, Inc.	630,284	0.1
14,123	Westinghouse Air Brake Technologies Corp.	2,677,580	0.3
14,829 (1)	WillScot Mobile Mini Holdings Corp.	496,030	0.0
4,877	Woodward, Inc.	811,630	0.1
3,606	WW Grainger, Inc.	3,800,904	0.4
9,470 (1)	XPO, Inc.	1,241,991	0.1
20,021	Xylem, Inc.	2,322,836	0.2
		161,397,907	16.4
	Information Technology: 14.7%
12,335 (1)	Akamai Technologies, Inc.	1,179,843	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
10,163 (1)	Allegro MicroSystems, Inc.	$222,163	0.0
9,300	Amdocs Ltd.	791,802	0.1
9,328	Amkor Technology, Inc.	239,636	0.0
7,228 (1)	ANSYS, Inc.	2,438,221	0.3
1,875 (1)	Appfolio, Inc. - Class A	462,600	0.0
21,730 (1)	AppLovin Corp. - Class A	7,036,826	0.7
4,345 (1)	Arrow Electronics, Inc.	491,506	0.1
2,225 (1)	Aspen Technology, Inc.	555,427	0.1
8,957 (1)	Astera Labs, Inc.	1,186,355	0.1
7,191	Avnet, Inc.	376,233	0.0
11,595	Bentley Systems, Inc. - Class B	541,487	0.1
8,350 (1)	BILL Holdings, Inc.	707,329	0.1
9,701	Broadridge Financial Solutions, Inc.	2,193,299	0.2
37,410 (1)	CCC Intelligent Solutions Holdings, Inc.	438,819	0.0
11,131	CDW Corp.	1,937,239	0.2
11,923 (1)	Ciena Corp.	1,011,190	0.1
4,448 (1)	Cirrus Logic, Inc.	442,932	0.0
24,844 (1)	Cloudflare, Inc. - Class A	2,675,202	0.3
14,222	Cognex Corp.	510,001	0.1
41,239	Cognizant Technology Solutions Corp. - Class A	3,171,279	0.3
10,329 (1)	Coherent Corp.	978,466	0.1
3,890	Concentrix Corp.	168,320	0.0
20,485 (1)	Confluent, Inc. - Class A	572,761	0.1
63,504	Corning, Inc.	3,017,710	0.3
24,766 (1)	Datadog, Inc. - Class A	3,538,814	0.4
16,830 (1)	DocuSign, Inc.	1,513,690	0.2
4,836	Dolby Laboratories, Inc. - Class A	377,692	0.0
11,990 (1)	DoubleVerify Holdings, Inc.	230,328	0.0
19,600 (1)	Dropbox, Inc. - Class A	588,784	0.1
14,797 (1)	DXC Technology Co.	295,644	0.0
24,427 (1)	Dynatrace, Inc.	1,327,607	0.1
7,212 (1)	Elastic NV	714,565	0.1
10,903 (1)	Enphase Energy, Inc.	748,818	0.1
12,474	Entegris, Inc.	1,235,674	0.1
4,523 (1)	EPAM Systems, Inc.	1,057,568	0.1
3,505 (1)	Euronet Worldwide, Inc.	360,454	0.0
4,839 (1)	F5, Inc.	1,216,863	0.1
1,966 (1)	Fair Isaac Corp.	3,914,168	0.4
8,833 (1)	First Solar, Inc.	1,556,728	0.2
6,143 (1)	Five9, Inc.	249,652	0.0
6,245 (1)	Gartner, Inc.	3,025,515	0.3
45,035	Gen Digital, Inc.	1,233,058	0.1
10,107 (1)	Gitlab, Inc. - Class A	569,529	0.1
8,135 (1)(2)	GLOBALFOUNDRIES, Inc.	349,073	0.0
3,480 (1)(2)	Globant SA	746,182	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,583 (1)	GoDaddy, Inc. - Class A	$2,286,137	0.2
6,780 (1)	Guidewire Software, Inc.	1,142,972	0.1
12,029 (1)	HashiCorp, Inc. - Class A	411,512	0.0
107,501	Hewlett Packard Enterprise Co.	2,295,146	0.2
79,811	HP, Inc.	2,604,233	0.3
4,049 (1)	HubSpot, Inc.	2,821,222	0.3
6,679 (1)	Informatica, Inc. - Class A	173,187	0.0
1,467 (1)	Ingram Micro Holding Corp.	28,445	0.0
2,236 (1)	IPG Photonics Corp.	162,602	0.0
9,153	Jabil, Inc.	1,317,117	0.1
6,008	Jack Henry & Associates, Inc.	1,053,202	0.1
26,980	Juniper Networks, Inc.	1,010,401	0.1
14,437 (1)	Keysight Technologies, Inc.	2,319,015	0.2
18,810 (1)	Kyndryl Holdings, Inc.	650,826	0.1
11,268 (1)	Lattice Semiconductor Corp.	638,332	0.1
2,019	Littelfuse, Inc.	475,777	0.1
5,628 (1)	Lumentum Holdings, Inc.	472,471	0.1
4,615 (1)	MACOM Technology Solutions Holdings, Inc.	599,535	0.1
5,074 (1)	Manhattan Associates, Inc.	1,371,198	0.1
43,935	Microchip Technology, Inc.	2,519,672	0.3
13,641 (1)(2)	MicroStrategy, Inc. - Class A	3,950,706	0.4
5,531	MKS Instruments, Inc.	577,381	0.1
5,931 (1)	MongoDB, Inc.	1,380,796	0.1
3,891	Monolithic Power Systems, Inc.	2,302,305	0.2
6,909 (1)	nCino, Inc.	232,004	0.0
17,070	NetApp, Inc.	1,981,486	0.2
20,730 (1)	Nutanix, Inc. - Class A	1,268,261	0.1
13,411 (1)	Okta, Inc.	1,056,787	0.1
35,202 (1)	ON Semiconductor Corp.	2,219,486	0.2
4,052 (1)	Onto Innovation, Inc.	675,347	0.1
166,704 (1)	Palantir Technologies, Inc. - Class A	12,607,824	1.3
26,646	Paychex, Inc.	3,736,302	0.4
4,218	Paycom Software, Inc.	864,563	0.1
3,594 (1)	Paylocity Holding Corp.	716,895	0.1
3,688	Pegasystems, Inc.	343,722	0.0
8,862 (1)	Procore Technologies, Inc.	664,030	0.1
9,807 (1)	PTC, Inc.	1,803,213	0.2
25,429 (1)	Pure Storage, Inc. -Class A	1,562,103	0.2
7,831 (1)	Qorvo, Inc.	547,622	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,798 (1)	RingCentral, Inc. - Class A	$237,998	0.0
23,111 (1)	SentinelOne, Inc. - Class A	513,064	0.1
13,306	Skyworks Solutions, Inc.	1,179,976	0.1
11,227 (1)	Smartsheet, Inc. - Class A	629,049	0.1
41,048 (1)	Super Micro Computer, Inc.	1,251,143	0.1
6,236	TD SYNNEX Corp.	731,358	0.1
3,835 (1)	Teledyne Technologies, Inc.	1,779,939	0.2
7,908 (1)	Teradata Corp.	246,334	0.0
12,939	Teradyne, Inc.	1,629,279	0.2
20,175 (1)	Trimble, Inc.	1,425,566	0.1
12,673 (1)	Twilio, Inc. - Class A	1,369,698	0.1
3,512 (1)	Tyler Technologies, Inc.	2,025,160	0.2
345	Ubiquiti, Inc.	114,516	0.0
35,339 (1)	UiPath, Inc. - Class A	449,159	0.0
25,024 (1)	Unity Software, Inc.	562,289	0.1
3,860	Universal Display Corp.	564,332	0.1
6,896 (1)	VeriSign, Inc.	1,427,196	0.1
12,423	Vontier Corp.	453,067	0.0
28,624 (1)	Western Digital Corp.	1,706,849	0.2
27,974	Western Union Co.	296,524	0.0
10,298 (1)(2)	Wolfspeed, Inc.	68,585	0.0
4,237 (1)	Zebra Technologies Corp. - Class A	1,636,414	0.2
21,845 (1)	Zoom Video Communications, Inc. - Class A	1,782,770	0.2
7,717 (1)	Zscaler, Inc.	1,392,224	0.1
		144,513,376	14.7
	Materials: 5.2%
9,707 (2)	Albemarle Corp.	835,578	0.1
20,438	Alcoa Corp.	772,148	0.1
119,151	Amcor PLC	1,121,211	0.1
5,462	AptarGroup, Inc.	858,080	0.1
4,032	Ashland, Inc.	288,127	0.0
10,209 (1)	ATI, Inc.	561,903	0.1
6,637	Avery Dennison Corp.	1,241,982	0.1
18,031 (1)	Axalta Coating Systems Ltd.	617,021	0.1
24,452	Ball Corp.	1,348,039	0.1
9,476	Berry Global Group, Inc.	612,813	0.1
9,027	Celanese Corp.	624,759	0.1
14,376	CF Industries Holdings, Inc.	1,226,560	0.1
12,335	Chemours Co.	208,461	0.0
39,869 (1)	Cleveland-Cliffs, Inc.	374,769	0.0
57,958	Corteva, Inc.	3,301,288	0.3
9,674	Crown Holdings, Inc.	799,943	0.1
58,314	Dow, Inc.	2,340,141	0.2
34,650	DuPont de Nemours, Inc.	2,642,062	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,753	Eagle Materials, Inc.	$679,330	0.1
9,688	Eastman Chemical Co.	884,708	0.1
18,517	Element Solutions, Inc.	470,887	0.1
10,303	FMC Corp.	500,829	0.1
24,573	Graphic Packaging Holding Co.	667,403	0.1
13,520	Huntsman Corp.	243,766	0.0
21,185	International Flavors & Fragrances, Inc.	1,791,192	0.2
28,699	International Paper Co.	1,544,580	0.2
5,186	Louisiana-Pacific Corp.	537,010	0.1
21,567	LyondellBasell Industries NV - Class A	1,601,781	0.2
5,079	Martin Marietta Materials, Inc.	2,623,303	0.3
26,471	Mosaic Co.	650,657	0.1
10,836 (1)(2)	MP Materials Corp.	169,042	0.0
557	NewMarket Corp.	294,291	0.0
19,642	Nucor Corp.	2,292,418	0.2
9,704	Olin Corp.	327,995	0.0
7,344	Packaging Corp. of America	1,653,355	0.2
19,156	PPG Industries, Inc.	2,288,184	0.2
4,458	Reliance Steel & Aluminum Co.	1,200,361	0.1
5,434	Royal Gold, Inc.	716,473	0.1
10,530	RPM International, Inc.	1,295,822	0.1
3,514	Scotts Miracle-Gro Co.	233,119	0.0
12,036	Sealed Air Corp.	407,178	0.0
6,857	Silgan Holdings, Inc.	356,907	0.0
42,826	Smurfit WestRock PLC	2,306,608	0.2
8,103	Sonoco Products Co.	395,831	0.0
12,028	Steel Dynamics, Inc.	1,372,034	0.1
18,435	United States Steel Corp.	626,606	0.1
10,687 (1)	Valvoline, Inc.	386,656	0.0
10,964	Vulcan Materials Co.	2,820,270	0.3
2,774	Westlake Corp.	318,039	0.0
		51,431,520	5.2
	Real Estate: 7.3%
8,852	Agree Realty Corp.	623,623	0.1
14,350	Alexandria Real Estate Equities, Inc.	1,399,843	0.1
27,968	American Homes 4 Rent - Class A	1,046,563	0.1
23,510	Americold Realty Trust, Inc.	503,114	0.0
11,752	AvalonBay Communities, Inc.	2,585,087	0.3
13,009	Boston Properties, Inc.	967,349	0.1
24,792	Brixmor Property Group, Inc.	690,209	0.1
8,571	Camden Property Trust	994,579	0.1
25,344 (1)	CBRE Group, Inc. - Class A	3,327,414	0.3
13,316	Cousins Properties, Inc.	408,002	0.0
36,021	Crown Castle, Inc.	3,269,266	0.3
18,512	CubeSmart	793,239	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
27,456	Digital Realty Trust, Inc.	$4,868,773	0.5
4,069	EastGroup Properties, Inc.	653,034	0.1
6,182	EPR Properties	273,739	0.0
15,638	Equity LifeStyle Properties, Inc.	1,041,491	0.1
31,293	Equity Residential	2,245,586	0.2
5,289	Essex Property Trust, Inc.	1,509,692	0.2
17,328	Extra Space Storage, Inc.	2,592,269	0.3
6,993	Federal Realty Investment Trust	782,866	0.1
10,926	First Industrial Realty Trust, Inc.	547,720	0.1
21,576	Gaming and Leisure Properties, Inc.	1,039,100	0.1
29,253	Healthcare Realty Trust, Inc.	495,838	0.0
57,875	Healthpeak Properties, Inc.	1,173,126	0.1
8,628	Highwoods Properties, Inc.	263,844	0.0
57,737	Host Hotels & Resorts, Inc.	1,011,552	0.1
2,562 (1)	Howard Hughes Holdings, Inc.	197,069	0.0
50,698	Invitation Homes, Inc.	1,620,815	0.2
24,121	Iron Mountain, Inc.	2,535,358	0.3
3,910 (1)	Jones Lang LaSalle, Inc.	989,777	0.1
9,669	Kilroy Realty Corp.	391,111	0.0
54,570	Kimco Realty Corp.	1,278,575	0.1
7,205	Lamar Advertising Co. - Class A	877,137	0.1
5,098 (2)	Lineage, Inc.	298,590	0.0
49,111 (2)	Medical Properties Trust, Inc.	193,988	0.0
9,620	Mid-America Apartment Communities, Inc.	1,486,963	0.2
15,452	National Retail Properties, Inc.	631,214	0.1
5,790	National Storage Affiliates Trust	219,499	0.0
22,342	Omega Healthcare Investors, Inc.	845,645	0.1
16,864	Park Hotels & Resorts, Inc.	237,277	0.0
12,770	Rayonier, Inc.	333,297	0.0
72,216	Realty Income Corp.	3,857,057	0.4
14,957	Regency Centers Corp.	1,105,771	0.1
18,237	Rexford Industrial Realty, Inc.	705,042	0.1
8,890	SBA Communications Corp.	1,811,782	0.2
658 (1)	Seaport Entertainment Group, Inc.	18,391	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
26,806	Simon Property Group, Inc.	$4,616,261	0.5
14,971	STAG Industrial, Inc.	506,319	0.1
10,217	Sun Communities, Inc.	1,256,385	0.1
27,194	UDR, Inc.	1,180,492	0.1
34,676	Ventas, Inc.	2,042,070	0.2
86,373	VICI Properties, Inc.	2,522,955	0.3
14,500	Vornado Realty Trust	609,580	0.1
60,392	Weyerhaeuser Co.	1,700,035	0.2
17,950	WP Carey, Inc.	977,916	0.1
3,830 (1)	Zillow Group, Inc. - Class A	271,356	0.0
12,852 (1)	Zillow Group, Inc. -Class C	951,691	0.1
		71,376,336	7.3
	Utilities: 5.6%
58,678	AES Corp.	755,186	0.1
21,227	Alliant Energy Corp.	1,255,365	0.1
22,043	Ameren Corp.	1,964,913	0.2
16,159	American Water Works Co., Inc.	2,011,634	0.2
12,825	Atmos Energy Corp.	1,786,138	0.2
11,179	Brookfield Renewable Corp.	309,211	0.0
53,466	CenterPoint Energy, Inc.	1,696,476	0.2
2,866	Clearway Energy, Inc. - Class A	70,074	0.0
6,781	Clearway Energy, Inc. - Class C	176,306	0.0
24,657	CMS Energy Corp.	1,643,389	0.2
28,695	Consolidated Edison, Inc.	2,560,455	0.3
17,128	DTE Energy Co.	2,068,206	0.2
31,518	Edison International	2,516,397	0.3
35,324	Entergy Corp.	2,678,266	0.3
20,834	Essential Utilities, Inc.	756,691	0.1
18,448	Evergy, Inc.	1,135,474	0.1
29,650	Eversource Energy	1,702,799	0.2
82,903	Exelon Corp.	3,120,469	0.3
47,699	FirstEnergy Corp.	1,897,466	0.2
4,401	IDACORP, Inc.	480,941	0.0
7,537	National Fuel Gas Co.	457,345	0.0
38,695	NiSource, Inc.	1,422,428	0.1
17,026	NRG Energy, Inc.	1,536,086	0.2
16,539	OGE Energy Corp.	682,234	0.1
177,120	PG&E Corp.	3,574,282	0.4
9,394	Pinnacle West Capital Corp.	796,329	0.1
61,186	PPL Corp.	1,986,097	0.2
41,317	Public Service Enterprise Group, Inc.	3,490,873	0.4
17,807	UGI Corp.	502,692	0.0
28,110	Vistra Corp.	3,875,526	0.4
26,204	WEC Energy Group, Inc.	2,464,224	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
47,625	Xcel Energy, Inc.	$3,215,640	0.3
		54,589,612	5.6

	Total Common Stock
	(Cost $459,803,689)	972,172,411	99.0

EXCHANGE-TRADED FUNDS: 0.8%
87,402	iShares Russell Mid-Cap ETF	7,726,337	0.8

	Total Exchange-Traded Funds
	(Cost $8,018,558)	7,726,337	0.8

OTHER: —%
	Communication Services: —%
14,786 (4)(5)(6)	GCI Liberty, Inc. - Class A	—	—

	Total Other
	(Cost $—)	—	—

	Total Long-Term Investments
	(Cost $467,822,247)	979,898,748	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.7%
1,400,168 (7)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,400,521, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $1,428,171, due 10/01/27-11/01/54)	1,400,168	0.1
1,982,261 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,982,761, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $2,021,906, due 10/01/29-02/01/57)	1,982,261	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,299 (7)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $1,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,325, due 03/27/25-01/01/55)	$1,299	0.0
1,786,310 (7)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,786,763, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,822,036, due 11/01/51-12/01/54)	1,786,310	0.2
1,982,261 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,982,776, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $2,016,609, due 01/15/26-02/15/53)	1,982,261	0.2
	Total Repurchase Agreements
	(Cost $7,152,299)	7,152,299	0.7

	Time Deposits: 0.1%
170,000 (7)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	170,000	0.0
180,000 (7)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	180,000	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
190,000 (7)	Mizuho Bank Ltd., 4.330%, 01/02/2025	$190,000	0.1
180,000 (7)	Royal Bank of Canada, 4.330%, 01/02/2025	180,000	0.0
180,000 (7)	Societe Generale S.A., 4.330%, 01/02/2025	180,000	0.0
190,000 (7)	Toronto-Dominion Bank, 4.350%, 01/02/2025	190,000	0.0
	Total Time Deposits
	(Cost $1,090,000)	1,090,000	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
2,786,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $2,786,000)	$2,786,000	0.3

	Total Short-Term Investments
	(Cost $11,028,299)	11,028,299	1.1

	Total Investments in Securities
	(Cost $478,850,546)	$990,927,047	100.9

	Liabilities in Excess of Other Assets	(8,932,936)	(0.9)
	Net Assets	$981,994,111	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$972,172,411	$—	$—	$972,172,411
Exchange-Traded Funds	7,726,337	—	—	7,726,337
Short-Term Investments	2,786,000	8,242,299	—	11,028,299
Total Investments, at fair value	$982,684,748	$8,242,299	$—	$990,927,047
Liabilities Table
Other Financial Instruments+
Futures	$(156,842)	$—	$—	$(156,842)
Total Liabilities	$(156,842)	$—	$—	$(156,842)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$648,468	$70,673	$(90,798)	$(67,791)	$560,552	$14,619	$33,735	$—
	$648,468	$70,673	$(90,798)	$(67,791)	$560,552	$14,619	$33,735	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At December 31, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	9	03/21/25	$2,832,030	$(156,842)
			$2,832,030	$(156,842)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of December 31, 2024 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$156,842
Total Liability Derivatives		$156,842

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$516,219
Total	$516,219

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(342,339)
Total	$(342,339)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $490,638,079.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$552,074,845
Gross Unrealized Depreciation	(51,942,720)
Net Unrealized Appreciation	$500,132,125

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 2.7%
25,203 (1)	Advantage Solutions, Inc.	$73,593	0.0
73,123 (1)	AMC Entertainment Holdings, Inc. - Class A	291,030	0.1
7,254 (1)	AMC Networks, Inc. - Class A	71,815	0.0
2,322 (1)	Anterix, Inc.	71,216	0.0
28,783 (1)(2)	AST SpaceMobile, Inc.	607,321	0.1
13,136 (1)	Atlanta Braves Holdings, Inc. - Class C	502,583	0.1
2,553	ATN International, Inc.	42,916	0.0
5,514 (1)	Bandwidth, Inc. - Class A	93,848	0.0
6,022 (1)	Boston Omaha Corp. - Class A	85,392	0.0
20,496 (1)	Bumble, Inc. - Class A	166,837	0.0
1,220	Cable One, Inc.	441,786	0.1
8,964 (1)	Cardlytics, Inc.	33,256	0.0
18,597 (1)	Cargurus, Inc.	679,534	0.1
14,346 (1)	Cars.com, Inc.	248,616	0.1
23,719 (1)	Cinemark Holdings, Inc.	734,815	0.1
80,471 (1)	Clear Channel Outdoor Holdings, Inc.	110,245	0.0
9,465	Cogent Communications Holdings, Inc.	729,468	0.1
313 (1)	Daily Journal Corp.	177,781	0.1
26,216 (1)	EchoStar Corp. - Class A	600,346	0.1
19,333 (1)	Eventbrite, Inc. - Class A	64,959	0.0
5,669 (1)	EverQuote, Inc. - Class A	113,323	0.0
14,216 (1)	EW Scripps Co. - Class A	31,417	0.0
64,791 (1)	fuboTV, Inc.	81,637	0.0
31,068 (1)	Gannett Co., Inc.	157,204	0.0
23,513 (1)	Getty Images Holdings, Inc.	50,788	0.0
157,464 (1)	Globalstar, Inc.	325,951	0.1
13,842 (1)	Gogo, Inc.	111,982	0.0
19,490	Gray Television, Inc.	61,394	0.0
5,663 (1)	Grindr, Inc.	101,028	0.0
3,129 (1)	Ibotta, Inc. - Class A	203,635	0.1
3,526	IDT Corp. - Class B	167,556	0.0
22,338 (1)	iHeartMedia, Inc. - Class A	44,229	0.0
9,453 (1)	IMAX Corp.	241,997	0.1
24,914 (1)	Innovid Corp.	76,984	0.0
16,176 (1)	Integral Ad Science Holding Corp.	168,877	0.0
7,750	John Wiley & Sons, Inc. - Class A	338,753	0.1
36,498 (1)	Liberty Latin America Ltd. - Class C	231,397	0.1
12,445 (1)	Lions Gate Entertainment Corp. - Class A	106,280	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
27,233 (1)	Lions Gate Entertainment Corp. - Class B	$205,609	0.1
216,391 (1)	Lumen Technologies, Inc.	1,149,036	0.2
8,514 (1)	Madison Square Garden Entertainment Corp.	303,098	0.1
27,038 (1)	Magnite, Inc.	430,445	0.1
5,497	Marcus Corp.	118,186	0.0
6,006 (1)	MediaAlpha, Inc. - Class A	67,808	0.0
16,569 (1)	National CineMedia, Inc.	110,018	0.0
39,910 (1)	Nextdoor Holdings, Inc.	94,587	0.0
6,280 (1)	Ooma, Inc.	88,297	0.0
10,293 (1)	Outbrain, Inc.	73,904	0.0
21,641 (1)	Playstudios, Inc.	40,252	0.0
9,505 (1)	PubMatic, Inc. - Class A	139,628	0.0
11,625 (1)	QuinStreet, Inc.	268,189	0.1
5,278	Scholastic Corp.	112,580	0.0
10,914	Shenandoah Telecommunications Co.	137,626	0.0
5,281	Shutterstock, Inc.	160,278	0.0
7,339	Sinclair, Inc.	118,451	0.0
5,697 (1)(2)	Sphere Entertainment Co.	229,703	0.1
4,209	Spok Holdings, Inc.	67,554	0.0
19,129 (1)	Stagwell, Inc.	125,869	0.0
5,831 (1)	TechTarget, Inc.	115,570	0.0
35,379	TEGNA, Inc.	647,082	0.1
21,161	Telephone and Data Systems, Inc.	721,802	0.1
7,463 (1)	Thryv Holdings, Inc.	110,452	0.0
20,127 (1)	TrueCar, Inc.	75,074	0.0
32,447 (1)	Vimeo, Inc.	207,661	0.1
18,290 (1)(2)	Vivid Seats, Inc. - Class A	84,683	0.0
2,657 (1)	Webtoon Entertainment, Inc.	36,082	0.0
11,500 (1)	WideOpenWest, Inc.	57,040	0.0
13,618 (1)	Yelp, Inc.	527,017	0.1
9,412 (1)	Ziff Davis, Inc.	511,448	0.1
16,358 (1)	ZipRecruiter, Inc. - Class A	118,432	0.0
		15,695,250	2.7
	Consumer Discretionary: 9.7%
6,644 (1)(2)	1-800-Flowers.com, Inc. - Class A	54,281	0.0
10,708 (1)	Abercrombie & Fitch Co. - Class A	1,600,525	0.3
14,712	Academy Sports & Outdoors, Inc.	846,381	0.2
12,075 (1)	Accel Entertainment, Inc.	128,961	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
6,071	Acushnet Holdings Corp.	$431,527	0.1
18,581 (1)	Adient PLC	320,151	0.1
8,007 (1)	Adtalem Global Education, Inc.	727,436	0.1
24,432 (1)	American Axle & Manufacturing Holdings, Inc.	142,439	0.0
37,851	American Eagle Outfitters, Inc.	630,976	0.1
3,704 (1)	American Public Education, Inc.	79,895	0.0
1,419 (1)	America’s Car-Mart, Inc.	72,724	0.0
11,552	Arhaus, Inc.	108,589	0.0
18,936	Arko Corp.	124,788	0.0
4,197 (1)	Asbury Automotive Group, Inc.	1,019,997	0.2
17,810	Atmus Filtration Technologies, Inc.	697,796	0.1
5,338 (1)(2)	Bally’s Corp.	95,497	0.0
33,234 (1)(2)	BARK, Inc.	61,151	0.0
6,397 (1)	Beazer Homes USA, Inc.	175,662	0.0
4,067 (1)	BJ’s Restaurants, Inc.	142,894	0.0
16,451	Bloomin’ Brands, Inc.	200,867	0.0
6,331 (1)	Boot Barn Holdings, Inc.	961,172	0.2
9,398 (1)	Brinker International, Inc.	1,243,261	0.2
6,679	Buckle, Inc.	339,360	0.1
2,793	Build-A-Bear Workshop, Inc.	128,590	0.0
7,421	Caleres, Inc.	171,870	0.0
12,057	Camping World Holdings, Inc. - Class A	254,162	0.1
3,217	Carriage Services, Inc.	128,197	0.0
1,779 (1)	Cavco Industries, Inc.	793,843	0.1
5,978	Century Communities, Inc.	438,546	0.1
10,280 (2)	Cheesecake Factory, Inc.	487,683	0.1
23,848 (1)	Chegg, Inc.	38,395	0.0
8,255	Clarus Corp.	37,230	0.0
4,032 (1)	Cooper-Standard Holdings, Inc.	54,674	0.0
29,782 (1)	Coursera, Inc.	253,147	0.1
4,717	Cracker Barrel Old Country Store, Inc.	249,341	0.1
11,328	Cricut, Inc. - Class A	64,570	0.0
27,926	Dana, Inc.	322,825	0.1
6,913 (1)	Dave & Buster’s Entertainment, Inc.	201,790	0.0
11,986 (1)	Denny’s Corp.	72,515	0.0
9,642	Designer Brands, Inc. - Class A	51,488	0.0
13,343 (1)	Despegar.com Corp.	256,853	0.1
15,766 (1)	Destination XL Group, Inc.	42,411	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,185	Dine Brands Global, Inc.	$95,868	0.0
5,589 (1)	Dorman Products, Inc.	724,055	0.1
5,935 (1)(2)	Dream Finders Homes, Inc. - Class A	138,107	0.0
6,098 (1)	El Pollo Loco Holdings, Inc.	70,371	0.0
2,951	Escalade, Inc.	42,140	0.0
5,249	Ethan Allen Interiors, Inc.	147,549	0.0
7,845 (1)	European Wax Center, Inc. - Class A	52,326	0.0
17,009 (1)	Everi Holdings, Inc.	229,792	0.1
21,322 (1)(2)	EVgo, Inc.	86,354	0.0
27,671 (1)	Figs, Inc. - Class A	171,283	0.0
6,632 (1)(2)	First Watch Restaurant Group, Inc.	123,422	0.0
1,128	Flexsteel Industries, Inc.	61,296	0.0
17,845 (1)	Foot Locker, Inc.	388,307	0.1
9,086 (1)	Fox Factory Holding Corp.	275,033	0.1
16,374 (1)	Frontdoor, Inc.	895,167	0.2
8,481 (1)	Full House Resorts, Inc.	34,602	0.0
7,234 (1)	Funko, Inc. - Class A	96,863	0.0
2,478 (1)	Genesco, Inc.	105,934	0.0
6,843 (1)	Gentherm, Inc.	273,207	0.1
4,993 (1)(2)	GigaCloud Technology, Inc. - Class A	92,470	0.0
8,185 (1)	G-III Apparel Group Ltd.	266,995	0.1
28,111 (1)	Global Business Travel Group I	260,870	0.1
4,489	Golden Entertainment, Inc.	141,852	0.0
60,308 (1)	Goodyear Tire & Rubber Co.	542,772	0.1
32,408 (1)	GoPro, Inc. - Class A	35,325	0.0
695	Graham Holdings Co. - Class B	605,984	0.1
6,771 (1)	Green Brick Partners, Inc.	382,494	0.1
2,826	Group 1 Automotive, Inc.	1,191,102	0.2
5,160 (1)	Groupon, Inc.	62,694	0.0
14,303 (1)	GrowGeneration Corp.	24,172	0.0
1,762	Hamilton Beach Brands Holding Co. - Class A	29,654	0.0
75,761 (1)	Hanesbrands, Inc.	616,695	0.1
3,575	Haverty Furniture Cos., Inc.	79,579	0.0
4,918 (1)	Helen of Troy Ltd.	294,244	0.1
15,266 (1)	Hilton Grand Vacations, Inc.	594,611	0.1
2,904	Hooker Furnishings Corp.	40,685	0.0
1,079 (1)	Hovnanian Enterprises, Inc. - Class A	144,392	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,693 (1)	Inspired Entertainment, Inc.	$51,522	0.0
5,110	Installed Building Products, Inc.	895,527	0.2
23,910	International Game Technology PLC	422,251	0.1
6,641 (1)	iRobot Corp.	51,468	0.0
4,182	Jack in the Box, Inc.	174,138	0.0
1,526 (1)	JAKKS Pacific, Inc.	42,957	0.0
13,716	KB Home	901,416	0.2
4,943 (1)	KinderCare Learning Cos., Inc.	87,985	0.0
11,615	Kontoor Brands, Inc.	992,037	0.2
18,633	Krispy Kreme, Inc.	185,026	0.0
1,253 (1)(2)	Kura Sushi USA, Inc. - Class A	113,497	0.0
3,337 (1)	Lands’ End, Inc.	43,848	0.0
5,034 (1)	Landsea Homes Corp.	42,739	0.0
9,433 (1)	Latham Group, Inc.	65,654	0.0
28,149 (1)	Laureate Education, Inc.	514,845	0.1
9,089	La-Z-Boy, Inc.	396,008	0.1
5,311	LCI Industries	549,104	0.1
2,499 (1)	Legacy Housing Corp.	61,675	0.0
38,384 (1)	Leslie’s, Inc.	85,596	0.0
4,535 (1)	LGI Homes, Inc.	405,429	0.1
12,877 (1)	Life Time Group Holdings, Inc.	284,839	0.1
6,588 (1)	Lincoln Educational Services Corp.	104,222	0.0
7,743 (1)	Lindblad Expeditions Holdings, Inc.	91,832	0.0
4,984 (1)(2)	Livewire Group, Inc.	23,973	0.0
3,142 (1)	Lovesac Co.	74,340	0.0
4,623 (1)	Luminar Technologies, Inc.	24,872	0.0
5,658 (1)	M/I Homes, Inc.	752,231	0.1
4,482 (1)	Malibu Boats, Inc. - Class A	168,478	0.0
4,897 (1)	MarineMax, Inc.	141,768	0.0
4,112 (1)	MasterCraft Boat Holdings, Inc.	78,416	0.0
7,635	Meritage Homes Corp.	1,174,416	0.2
20,626 (1)	Mister Car Wash, Inc.	150,364	0.0
10,975 (1)	Modine Manufacturing Co.	1,272,332	0.2
2,866	Monarch Casino & Resort, Inc.	226,127	0.0
6,575	Monro, Inc.	163,060	0.0
3,341	Movado Group, Inc.	65,751	0.0
16,978 (1)	National Vision Holdings, Inc.	176,911	0.0
7,249 (1)	ODP Corp.	164,842	0.0
22,091	OneSpaWorld Holdings Ltd.	439,611	0.1
2,934 (1)	OneWater Marine, Inc. - Class A	50,993	0.0
10,154 (1)(2)	Overstock.com, Inc.	50,059	0.0
3,121	Oxford Industries, Inc.	245,872	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,071	Papa John’s International, Inc.	$290,406	0.1
6,844	Patrick Industries, Inc.	568,600	0.1
73,962 (1)	Peloton Interactive, Inc. - Class A	643,469	0.1
14,280	Perdoceo Education Corp.	377,992	0.1
18,654 (1)	Petco Health & Wellness Co., Inc.	71,072	0.0
8,993	Phinia, Inc.	433,193	0.1
8,604 (1)	PlayAGS, Inc.	99,204	0.0
11,485 (1)(2)	Portillo’s, Inc. - Class A	107,959	0.0
6,737 (1)	Potbelly Corp.	63,463	0.0
1,916	RCI Hospitality Holdings, Inc.	110,113	0.0
21,744 (1)	RealReal, Inc.	237,662	0.1
10,323	Red Rock Resorts, Inc. - Class A	477,336	0.1
11,506	Rent-A-Center, Inc.	335,630	0.1
12,186 (1)	Revelyst, Inc.	234,337	0.1
8,273 (1)	Revolve Group, Inc.	277,063	0.1
1,743	Rocky Brands, Inc.	39,740	0.0
16,193 (1)	Rush Street Interactive, Inc.	222,168	0.0
22,356 (1)	Sally Beauty Holdings, Inc.	233,620	0.1
5,656 (1)(2)	Savers Value Village, Inc.	57,974	0.0
6,892 (1)	SeaWorld Entertainment, Inc.	387,261	0.1
8,119 (1)	Shake Shack, Inc. - Class A	1,053,846	0.2
3,970	Shoe Carnival, Inc.	131,328	0.0
8,999	Signet Jewelers Ltd.	726,309	0.1
19,257	Six Flags Entertainment Corp.	927,995	0.2
11,404 (1)	Skyline Champion Corp.	1,004,692	0.2
4,875 (1)	Sleep Number Corp.	74,295	0.0
10,064	Smith & Wesson Brands, Inc.	101,697	0.0
36,945 (1)(2)	Solid Power, Inc.	69,826	0.0
3,214	Sonic Automotive, Inc. - Class A	203,607	0.0
26,187 (1)	Sonos, Inc.	393,852	0.1
4,845	Standard Motor Products, Inc.	150,098	0.0
15,148	Steven Madden Ltd.	644,093	0.1
20,494 (1)	Stitch Fix, Inc. - Class A	88,329	0.0
6,769 (1)	Stoneridge, Inc.	42,442	0.0
4,737	Strategic Education, Inc.	442,531	0.1
9,064 (1)	Stride, Inc.	942,022	0.2
3,743	Sturm Ruger & Co., Inc.	132,390	0.0
32,801	Super Group SGHC Ltd.	204,350	0.0
3,304	Superior Group of Cos., Inc.	54,615	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
21,177 (1)	Sweetgreen, Inc. - Class A	$678,935	0.1
7,351 (1)	Target Hospitality Corp.	71,047	0.0
21,610 (1)	Taylor Morrison Home Corp.	1,322,748	0.2
30,607 (1)	Topgolf Callaway Brands Corp.	240,571	0.1
19,687 (1)	Tri Pointe Homes, Inc.	713,851	0.1
21,405 (1)	Udemy, Inc.	176,163	0.0
8,632 (1)	Universal Technical Institute, Inc.	221,929	0.0
13,555 (1)	Urban Outfitters, Inc.	743,898	0.1
16,728 (1)	Victoria’s Secret & Co.	692,874	0.1
5,764 (1)	Visteon Corp.	511,382	0.1
18,831 (1)	Warby Parker, Inc. - Class A	455,899	0.1
632	Winmark Corp.	248,420	0.1
6,104	Winnebago Industries, Inc.	291,649	0.1
17,031	Wolverine World Wide, Inc.	378,088	0.1
5,519 (1)	XPEL, Inc.	220,429	0.0
5,385 (1)	Xponential Fitness, Inc. - Class A	72,428	0.0
3,831 (1)	Zumiez, Inc.	73,440	0.0
		55,451,087	9.7

	Consumer Staples: 2.8%
7,110	Andersons, Inc.	288,097	0.1
17,251	B&G Foods, Inc.	118,859	0.0
17,549 (1)	Beauty Health Co.	27,903	0.0
12,964 (1)(2)	Beyond Meat, Inc.	48,745	0.0
11,916 (1)	BRC, Inc. - Class A	37,774	0.0
3,651	Calavo Growers, Inc.	93,100	0.0
8,724	Cal-Maine Foods, Inc.	897,874	0.2
13,596 (1)	Central Garden & Pet Co. - Class A	449,348	0.1
7,645 (1)	Chefs’ Warehouse, Inc.	377,051	0.1
16,183	Dole PLC	219,118	0.0
9,994	Edgewell Personal Care Co.	335,798	0.1
15,325	Energizer Holdings, Inc.	534,689	0.1
7,570	Fresh Del Monte Produce, Inc.	251,400	0.1
19,480 (1)	Hain Celestial Group, Inc.	119,802	0.0
21,312 (1)	Herbalife Ltd.	142,577	0.0
12,044 (1)	HF Foods Group, Inc.	38,661	0.0
17,958 (1)	Honest Co., Inc.	124,449	0.0
3,269	Ingles Markets, Inc. - Class A	210,654	0.0
3,872	Inter Parfums, Inc.	509,207	0.1
4,794 (1)	Ispire Technology, Inc.	24,114	0.0
3,271	J & J Snack Foods Corp.	507,430	0.1
2,033	John B Sanfilippo & Son, Inc.	177,095	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
4,164	Lancaster Colony Corp.	$720,955	0.1
4,239	Limoneira Co.	103,686	0.0
8,071 (1)	Mama’s Creations, Inc.	64,245	0.0
2,406 (1)	Medifast, Inc.	42,394	0.0
3,020 (2)	MGP Ingredients, Inc.	118,897	0.0
9,898 (1)	Mission Produce, Inc.	142,234	0.0
5,165	National Beverage Corp.	220,391	0.0
2,250	Natural Grocers by Vitamin Cottage, Inc.	89,370	0.0
3,197 (1)	Nature’s Sunshine Products, Inc.	46,868	0.0
11,037	Nu Skin Enterprises, Inc. - Class A	76,045	0.0
1,163	Oil-Dri Corp. of America	101,925	0.0
32,051 (1)	Olaplex Holdings, Inc.	55,448	0.0
5,464	PriceSmart, Inc.	503,617	0.1
33,705	Primo Brands Corp. - Class A	1,037,103	0.2
1,254 (1)	Seneca Foods Corp. - Class A	99,392	0.0
19,508 (1)	Simply Good Foods Co.	760,422	0.1
8,072	SpartanNash Co.	147,879	0.0
21,467 (1)	Sprouts Farmers Market, Inc.	2,727,812	0.5
20,090 (1)	SunOpta, Inc.	154,693	0.0
10,247 (1)	TreeHouse Foods, Inc.	359,977	0.1
3,901	Turning Point Brands, Inc.	234,450	0.0
12,821 (1)	United Natural Foods, Inc.	350,142	0.1
5,490	Universal Corp.	301,072	0.1
2,577 (1)	USANA Health Sciences, Inc.	92,489	0.0
14,256 (2)	Utz Brands, Inc.	223,249	0.0
31,594 (1)	Veru, Inc.	20,552	0.0
8,495 (1)	Vita Coco Co., Inc.	313,550	0.1
7,008 (1)	Vital Farms, Inc.	264,132	0.1
2,915	WD-40 Co.	707,412	0.1
3,788	Weis Markets, Inc.	256,523	0.1
8,292 (1)(2)	Westrock Coffee Co.	53,235	0.0
14,162 (2)	WK Kellogg Co.	254,774	0.1
		16,178,678	2.8

	Energy: 5.1%
7,396 (1)	Aemetis, Inc.	19,895	0.0
10,160 (1)	Amplify Energy Corp.	60,960	0.0
34,294	Archrock, Inc.	853,578	0.2
9,024	Ardmore Shipping Corp.	109,642	0.0
14,936 (2)	Atlas Energy Solutions, Inc.	331,280	0.1
17,811	Berry Corp.	73,559	0.0
51,830 (2)	Borr Drilling Ltd.	202,137	0.0
5,615 (1)	Bristow Group, Inc.	192,595	0.0
14,141	Cactus, Inc. - Class A	825,269	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
14,778	California Resources Corp.	$766,830	0.1
3,034 (1)(2)	Centrus Energy Corp. - Class A	202,095	0.0
40,674	ChampionX Corp.	1,105,926	0.2
39,043 (1)	Clean Energy Fuels Corp.	97,998	0.0
31,142 (1)	CNX Resources Corp.	1,141,977	0.2
19,907 (1)(2)	Comstock Resources, Inc.	362,706	0.1
6,222	CONSOL Energy, Inc.	663,763	0.1
10,744	Core Laboratories, Inc.	185,979	0.0
34,468	Crescent Energy Co. - Class A	503,577	0.1
7,112	CVR Energy, Inc.	133,279	0.0
13,586	Delek US Holdings, Inc.	251,341	0.1
28,817	DHT Holdings, Inc.	267,710	0.1
10,347	Diversified Energy Co. PLC	173,830	0.0
4,831 (1)	DMC Global, Inc.	35,508	0.0
7,739	Dorian LPG Ltd.	188,599	0.0
3,997 (1)(2)	Empire Petroleum Corp.	30,377	0.0
39,437 (1)	Encore Energy Corp.	134,480	0.0
40,075 (1)(2)	Energy Fuels, Inc./ Canada	205,585	0.0
3,957	Excelerate Energy, Inc. - Class A	119,699	0.0
20,691 (1)	Expro Group Holdings NV	258,017	0.1
6,827 (2)	FLEX LNG Ltd.	156,611	0.0
2,737 (1)	Geospace Technologies Corp.	27,425	0.0
21,179	Golar LNG Ltd.	896,295	0.2
13,186	Granite Ridge Resources, Inc.	85,182	0.0
13,815 (1)	Green Plains, Inc.	130,966	0.0
2,756 (1)	Gulfport Energy Corp.	507,655	0.1
5,610 (1)	Hallador Energy Co.	64,234	0.0
31,459 (1)	Helix Energy Solutions Group, Inc.	293,198	0.1
20,811	Helmerich & Payne, Inc.	666,368	0.1
3,846 (2)	HighPeak Energy, Inc.	56,536	0.0
8,452 (1)	Innovex International, Inc.	118,074	0.0
8,716	International Seaways, Inc.	313,253	0.1
8,234	Kinetik Holdings, Inc.	466,950	0.1
5,305	Kodiak Gas Services, Inc.	216,603	0.1
100,873 (1)	Kosmos Energy Ltd.	344,986	0.1
33,942	Liberty Energy, Inc.	675,106	0.1
36,658	Magnolia Oil & Gas Corp. - Class A	857,064	0.2
30,307	Murphy Oil Corp.	917,090	0.2
1,986 (1)	Nabors Industries Ltd.	113,540	0.0
3,001 (1)	Natural Gas Services Group, Inc.	80,427	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
19,850 (1)	Newpark Resources, Inc.	$152,249	0.0
25,231 (1)	NextDecade Corp.	194,531	0.0
29,185 (2)	Noble Corp. PLC	916,409	0.2
45,012 (2)	Nordic American Tankers Ltd.	112,530	0.0
20,831	Northern Oil and Gas, Inc.	774,080	0.1
22,031 (1)	Oceaneering International, Inc.	574,568	0.1
16,060 (1)	Oil States International, Inc.	81,264	0.0
11,727 (1)	Par Pacific Holdings, Inc.	192,206	0.0
83,103	Patterson-UTI Energy, Inc.	686,431	0.1
21,404	PBF Energy, Inc. - Class A	568,276	0.1
27,074	Peabody Energy Corp.	566,930	0.1
5,726 (1)(2)	ProFrac Holding Corp. - Class A	44,434	0.0
19,916 (1)	ProPetro Holding Corp.	185,816	0.0
3,552 (1)	REX American Resources Corp.	148,083	0.0
2,730	Riley Exploration Permian, Inc.	87,142	0.0
38,220 (1)	Ring Energy, Inc.	51,979	0.0
19,777	RPC, Inc.	117,475	0.0
10,976 (1)(2)	Sable Offshore Corp.	251,350	0.1
8,204	SandRidge Energy, Inc.	96,069	0.0
9,425	Scorpio Tankers, Inc.	468,328	0.1
6,339 (1)	SEACOR Marine Holdings, Inc.	41,584	0.0
14,714 (1)	Seadrill Ltd.	572,816	0.1
20,372	Select Water Solutions, Inc.	269,725	0.1
25,100	SFL Corp. Ltd.	256,522	0.1
17,354	Sitio Royalties Corp. - Class A	332,850	0.1
24,241	SM Energy Co.	939,581	0.2
5,751	Solaris Oilfield Infrastructure, Inc. - Class A	165,514	0.0
31,911 (1)	Talos Energy, Inc.	309,856	0.1
13,248	Teekay Corp. Ltd.	91,809	0.0
5,061	Teekay Tankers Ltd. - Class A	201,377	0.0
30,703 (1)	TETRA Technologies, Inc.	109,917	0.0
10,448 (1)	Tidewater, Inc.	571,610	0.1
156,578 (1)	Transocean Ltd.	587,168	0.1
85,748 (1)	Uranium Energy Corp.	573,654	0.1
65,740 (1)	Ur-Energy, Inc.	75,601	0.0
24,524	VAALCO Energy, Inc.	107,170	0.0
12,962 (1)	Valaris Ltd.	573,439	0.1
6,026 (1)(2)	Vital Energy, Inc.	186,324	0.0
5,969	Vitesse Energy, Inc.	149,225	0.0
22,434	W&T Offshore, Inc.	37,240	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
11,977	World Fuel Services Corp.	$329,487	0.1
		29,238,373	5.1

	Financials: 18.2%
4,376	1st Source Corp.	255,471	0.1
2,184 (2)	ACNB Corp.	86,989	0.0
4,787	Alerus Financial Corp.	92,102	0.0
8,484 (1)(2)	AlTi Global, Inc.	37,414	0.0
4,297	Amalgamated Financial Corp.	143,821	0.0
3,759	A-Mark Precious Metals, Inc.	102,997	0.0
10,076 (1)	Ambac Financial Group, Inc.	127,461	0.0
6,927	Amerant Bancorp, Inc.	155,234	0.0
5,806 (1)	American Coastal Insurance Corp.	78,149	0.0
13,899	Ameris Bancorp	869,660	0.2
4,313	AMERISAFE, Inc.	222,292	0.0
32,199	Apollo Commercial Real Estate Finance, Inc.	278,843	0.1
39,670 (2)	Arbor Realty Trust, Inc.	549,429	0.1
14,278	Ares Commercial Real Estate Corp.	84,097	0.0
10,380 (2)	ARMOUR Residential REIT, Inc.	195,767	0.0
4,525	Arrow Financial Corp.	129,913	0.0
13,303	Artisan Partners Asset Management, Inc. - Class A	572,694	0.1
33,309	Associated Banc-Corp.	796,085	0.1
18,604	Atlantic Union Bankshares Corp.	704,720	0.1
1,048 (1)	Atlanticus Holdings Corp.	58,457	0.0
37,351 (1)	AvidXchange Holdings, Inc.	386,209	0.1
11,612 (1)	Axos Financial, Inc.	811,098	0.2
4,641 (2)	B Riley Financial, Inc.	21,302	0.0
29,539	Banc of California, Inc.	456,673	0.1
4,332	BancFirst Corp.	507,624	0.1
6,078	Banco Latinoamericano de Comercio Exterior SA - Class E	216,194	0.0
10,081 (1)	Bancorp, Inc.	530,563	0.1
2,364	Bank First Corp.	234,249	0.1
8,317	Bank of Hawaii Corp.	592,503	0.1
4,346	Bank of Marin Bancorp	103,304	0.0
9,538	Bank of NT Butterfield & Son Ltd.	348,614	0.1
15,790	BankUnited, Inc.	602,704	0.1
7,390	Banner Corp.	493,430	0.1
4,048	Bar Harbor Bankshares	123,788	0.0
9,730	Berkshire Hills Bancorp, Inc.	276,624	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
78,193	BGC Group, Inc. - Class A	$708,429	0.1
37,240 (2)	Blackstone Mortgage Trust, Inc. - Class A	648,348	0.1
7,603 (1)	Blue Foundry Bancorp	74,585	0.0
10,539	Bread Financial Holdings, Inc.	643,511	0.1
6,310 (1)	Bridgewater Bancshares, Inc.	85,248	0.0
6,276	Brightsphere Investment Group, Inc.	165,310	0.0
30,666	BrightSpire Capital, Inc.	172,956	0.0
19,696	Brookline Bancorp, Inc.	232,413	0.0
14,155 (1)	BRP Group, Inc. - Class A	548,648	0.1
43,742	Burford Capital Ltd.	557,710	0.1
3,076	Burke & Herbert Financial Services Corp.	191,819	0.0
6,217	Business First Bancshares, Inc.	159,777	0.0
7,337	Byline Bancorp, Inc.	212,773	0.0
38,071	Cadence Bank	1,311,546	0.2
3,672	Camden National Corp.	156,941	0.0
12,421	Cannae Holdings, Inc.	246,681	0.1
13,429 (1)	Cantaloupe, Inc.	127,710	0.0
3,830	Capital City Bank Group, Inc.	140,369	0.0
28,039	Capitol Federal Financial, Inc.	165,710	0.0
6,353 (1)	Carter Bankshares, Inc.	111,749	0.0
3,271	Cass Information Systems, Inc.	133,817	0.0
14,919	Cathay General Bancorp	710,294	0.1
6,147	Central Pacific Financial Corp.	178,570	0.0
18,092	Chimera Investment Corp.	253,288	0.1
1,587 (2)	ChoiceOne Financial Services, Inc.	56,561	0.0
4,490	Citizens & Northern Corp.	83,514	0.0
1,142	Citizens Financial Services, Inc.	72,300	0.0
3,318	City Holding Co.	393,117	0.1
4,266	Civista Bancshares, Inc.	89,757	0.0
20,378	Claros Mortgage Trust, Inc.	92,109	0.0
5,782	CNB Financial Corp.	143,741	0.0
22,406	CNO Financial Group, Inc.	833,727	0.2
2,567 (1)	Coastal Financial Corp.	217,964	0.0
5,871	Cohen & Steers, Inc.	542,128	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,038 (1)	Columbia Financial, Inc.	$127,081	0.0
11,270	Community Bank System, Inc.	695,134	0.1
3,964	Community Trust Bancorp, Inc.	210,211	0.0
4,567	Community West Bancshares	88,463	0.0
14,983	Compass Diversified Holdings	345,808	0.1
8,365	ConnectOne Bancorp, Inc.	191,642	0.0
10,515 (1)	CrossFirst Bankshares, Inc.	159,302	0.0
6,386 (1)	Customers Bancorp, Inc.	310,870	0.1
28,075	CVB Financial Corp.	601,086	0.1
699	Diamond Hill Investment Group, Inc.	108,415	0.0
7,871	Dime Community Bancshares, Inc.	241,915	0.1
5,609 (1)	Donnelley Financial Solutions, Inc.	351,853	0.1
13,528	Dynex Capital, Inc.	171,129	0.0
6,486	Eagle Bancorp, Inc.	168,831	0.0
40,957	Eastern Bankshares, Inc.	706,508	0.1
19,175 (2)	Ellington Financial, Inc.	232,401	0.0
5,714	Employers Holdings, Inc.	292,728	0.1
6,261	Enact Holdings, Inc.	202,731	0.0
5,236 (1)	Encore Capital Group, Inc.	250,124	0.1
5,452 (1)	Enova International, Inc.	522,738	0.1
2,649 (1)	Enstar Group Ltd.	853,110	0.2
2,715	Enterprise Bancorp, Inc.	107,351	0.0
8,319	Enterprise Financial Services Corp.	469,192	0.1
3,760	Equity Bancshares, Inc. - Class A	159,499	0.0
1,777	Esquire Financial Holdings, Inc.	141,272	0.0
21,924	Essent Group Ltd.	1,193,543	0.2
4,243	F&G Annuities & Life, Inc.	175,830	0.0
3,292	Farmers & Merchants Bancorp, Inc./Archbold OH	96,949	0.0
9,978	Farmers National Banc Corp.	141,887	0.0
7,932	FB Financial Corp.	408,577	0.1
1,950	Federal Agricultural Mortgage Corp. - Class C	384,052	0.1
11,064	Fidelis Insurance Holdings Ltd.	200,590	0.0
1,390	Fidelity D&D Bancorp, Inc.	67,832	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,033	Financial Institutions, Inc.	$110,061	0.0
3,797	First Bancorp, Inc.	103,848	0.0
34,576	First BanCorp/Puerto Rico	642,768	0.1
8,918	First Bancorp/Southern Pines NC	392,124	0.1
6,808	First Bancshares, Inc.	238,280	0.1
11,851	First Busey Corp.	279,328	0.1
22,428	First Commonwealth Financial Corp.	379,482	0.1
4,503	First Community Bankshares, Inc.	187,505	0.0
20,581	First Financial Bancorp	553,217	0.1
27,925	First Financial Bankshares, Inc.	1,006,696	0.2
3,084	First Financial Corp.	142,450	0.0
12,782	First Foundation, Inc.	79,376	0.0
16,701	First Interstate BancSystem, Inc. - Class A	542,281	0.1
12,568	First Merchants Corp.	501,338	0.1
5,850	First Mid Bancshares, Inc.	215,397	0.0
8,276	FirstCash Holdings, Inc.	857,394	0.2
4,360	Five Star Bancorp	131,192	0.0
6,655	Flushing Financial Corp.	95,033	0.0
26,034 (1)	Flywire Corp.	536,821	0.1
27,514 (1)	Forge Global Holdings, Inc.	25,613	0.0
20,753	Franklin BSP Realty Trust, Inc.	260,243	0.1
38,106	Fulton Financial Corp.	734,684	0.1
10,348	GCM Grosvenor, Inc. - Class A	126,970	0.0
91,268 (1)	Genworth Financial, Inc. - Class A	637,963	0.1
6,767 (2)	German American Bancorp, Inc.	272,169	0.1
24,219	Glacier Bancorp, Inc.	1,216,278	0.2
4,842 (1)	Goosehead Insurance, Inc. - Class A	519,159	0.1
2,496	Great Southern Bancorp, Inc.	149,011	0.0
11,702 (1)	Green Dot Corp. - Class A	124,509	0.0
1,944	Greene County Bancorp, Inc.	53,888	0.0
7,950 (1)	Greenlight Capital Re Ltd. - Class A	111,300	0.0
7,368 (1)	Hamilton Insurance Group Ltd. - Class B	140,213	0.0
8,159	Hamilton Lane, Inc. - Class A	1,207,940	0.2
18,207	Hancock Whitney Corp.	996,287	0.2
7,095	Hanmi Financial Corp.	167,584	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
24,021 (2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$644,483	0.1
10,305	HarborOne Bancorp, Inc.	121,908	0.0
1,813	HCI Group, Inc.	211,269	0.0
9,170	Heartland Financial USA, Inc.	562,167	0.1
15,427	Heritage Commerce Corp.	144,705	0.0
8,399	Heritage Financial Corp.	205,775	0.0
5,265 (1)	Heritage Insurance Holdings, Inc.	63,706	0.0
9,917	Hilltop Holdings, Inc.	283,924	0.1
396 (2)	Hingham Institution For Savings The	100,639	0.0
4,308 (1)	Hippo Holdings, Inc.	115,325	0.0
1,998	Home Bancorp, Inc.	92,328	0.0
39,023	Home BancShares, Inc.	1,104,351	0.2
4,206 (1)	HomeStreet, Inc.	48,033	0.0
4,063	HomeTrust Bancshares, Inc.	136,842	0.0
25,026	Hope Bancorp, Inc.	307,570	0.1
8,909	Horace Mann Educators Corp.	349,500	0.1
10,685	Horizon Bancorp, Inc.	172,135	0.0
9,144	Independent Bank Corp.	586,953	0.1
5,050	Independent Bank Corp. Michigan	175,891	0.0
7,845	Independent Bank Group, Inc.	475,956	0.1
11,508	International Bancshares Corp.	726,845	0.1
7,111 (1)	International Money Express, Inc.	148,122	0.0
9,179 (2)	Invesco Mortgage Capital, Inc.	73,891	0.0
355	Investors Title Co.	84,050	0.0
15,994	Jackson Financial, Inc. -Class A	1,392,758	0.3
7,915	James River Group Holdings Ltd.	38,546	0.0
3,336	John Marshall Bancorp, Inc.	66,987	0.0
13,014	Kearny Financial Corp.	92,139	0.0
14,230	KKR Real Estate Finance Trust, Inc.	143,723	0.0
26,933	Ladder Capital Corp.	301,380	0.1
5,508	Lakeland Financial Corp.	378,730	0.1
11,070 (1)(2)	Lemonade, Inc.	406,048	0.1
23,576 (1)	LendingClub Corp.	381,695	0.1
2,134 (1)	LendingTree, Inc.	82,692	0.0
7,557	Live Oak Bancshares, Inc.	298,879	0.1
25,639 (1)	Maiden Holdings Ltd.	43,330	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
99,835 (1)	Marqeta, Inc. -Class A	$378,375	0.1
11,161	MBIA, Inc.	72,100	0.0
3,915	Mercantile Bank Corp.	174,178	0.0
3,878	Merchants Bancorp	141,431	0.0
5,793	Mercury General Corp.	385,119	0.1
4,852	Metrocity Bankshares, Inc.	155,021	0.0
2,396 (1)	Metropolitan Bank Holding Corp.	139,926	0.0
23,700	MFA Financial, Inc.	241,503	0.1
3,930	Mid Penn Bancorp, Inc.	113,341	0.0
2,016	Middlefield Banc Corp.	56,549	0.0
5,260	Midland States Bancorp, Inc.	128,344	0.0
3,940	MidWestOne Financial Group, Inc.	114,733	0.0
15,043	Moelis & Co. -Class A	1,111,377	0.2
1,840 (1)	Moneylion, Inc.	158,258	0.0
13,387 (1)	Mr Cooper Group, Inc.	1,285,286	0.2
8,100	National Bank Holdings Corp. -Class A	348,786	0.1
16,797	Navient Corp.	223,232	0.0
9,073 (1)	NB Bancorp, Inc.	163,858	0.0
10,127	NBT Bancorp, Inc.	483,666	0.1
3,161	Nelnet, Inc. -Class A	337,626	0.1
7,971 (1)	NerdWallet, Inc. -Class A	106,014	0.0
54,419 (2)	New York Community Bancorp, Inc.	507,729	0.1
23,265	New York Mortgage Trust, Inc.	140,986	0.0
5,542	NewtekOne, Inc.	70,771	0.0
3,061	Nicolet Bankshares, Inc.	321,130	0.1
16,812 (1)	NMI Holdings, Inc. -Class A	618,009	0.1
1,554	Northeast Bank	142,548	0.0
9,322	Northfield Bancorp, Inc.	108,322	0.0
1,409	Northrim BanCorp, Inc.	109,817	0.0
27,963	Northwest Bancshares, Inc.	368,832	0.1
2,179	Norwood Financial Corp.	59,280	0.0
12,847	OceanFirst Financial Corp.	232,531	0.1
1,674 (1)	Ocwen Financial Corp.	51,409	0.0
9,889	OFG Bancorp	418,502	0.1
65,449	Old National Bancorp	1,420,571	0.3
10,443	Old Second Bancorp, Inc.	185,677	0.0
22,740 (1)	Open Lending Corp.	135,758	0.0
4,307	OppFi, Inc.	32,992	0.0
1,309	Orange County Bancorp, Inc.	72,741	0.0
10,988 (2)	Orchid Island Capital, Inc.	85,487	0.0
6,994	Origin Bancorp, Inc.	232,830	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,447	Orrstown Financial Services, Inc.	$162,805	0.0
41,768 (1)	Oscar Health, Inc. -Class A	561,362	0.1
9,595	P10, Inc. -Class A	120,993	0.0
20,509	Pacific Premier Bancorp, Inc.	511,084	0.1
40,037 (1)	Pagseguro Digital Ltd. -Class A	250,632	0.1
5,324 (1)	Palomar Holdings, Inc.	562,161	0.1
3,144	Park National Corp.	538,976	0.1
5,402	Pathward Financial, Inc.	397,479	0.1
11,726	Patria Investments Ltd. -Class A	136,373	0.0
60,715 (1)	Payoneer Global, Inc.	609,579	0.1
7,199 (1)	Paysafe Ltd.	123,103	0.0
4,122	Peapack-Gladstone Financial Corp.	132,110	0.0
5,661	PennyMac Financial Services, Inc.	578,215	0.1
19,370	PennyMac Mortgage Investment Trust	243,868	0.1
7,953	Peoples Bancorp, Inc.	252,031	0.1
2,444	Peoples Financial Services Corp.	125,084	0.0
11,197	Perella Weinberg Partners	266,936	0.1
3,704	Piper Sandler Cos.	1,111,015	0.2
4,953	PJT Partners, Inc. -Class A	781,633	0.1
1,618	Plumas Bancorp	76,467	0.0
8,556 (1)	PRA Group, Inc.	178,735	0.0
2,869	Preferred Bank/Los Angeles CA	247,824	0.1
8,321	Premier Financial Corp.	212,768	0.0
3,891 (1)	Priority Technology Holdings, Inc.	45,719	0.0
11,425 (1)	ProAssurance Corp.	181,772	0.0
8,837	PROG Holdings, Inc.	373,452	0.1
27,162	Provident Financial Services, Inc.	512,547	0.1
3,687	QCR Holdings, Inc.	297,320	0.1
32,281	Radian Group, Inc.	1,023,953	0.2
36,351 (2)	Ready Capital Corp.	247,914	0.1
1,559	Red River Bancshares, Inc.	84,155	0.0
31,337	Redwood Trust, Inc.	204,631	0.0
2,206	Regional Management Corp.	74,960	0.0
31,598 (1)	Remitly Global, Inc.	713,167	0.1
12,039	Renasant Corp.	430,394	0.1
2,352	Republic Bancorp, Inc. -Class A	164,334	0.0
1,848 (1)	Root, Inc. -Class A	134,146	0.0
8,609	S&T Bancorp, Inc.	329,036	0.1
3,393	Safety Insurance Group, Inc.	279,583	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,377	Sandy Spring Bancorp, Inc.	$316,099	0.1
18,394	Seacoast Banking Corp. of Florida	506,387	0.1
13,018	Selective Insurance Group, Inc.	1,217,443	0.2
30,591 (1)	Selectquote, Inc.	113,799	0.0
10,923	ServisFirst Bancshares, Inc.	925,615	0.2
501 (1)	Sezzle, Inc.	128,156	0.0
1,807	Shore Bancshares, Inc.	28,641	0.0
2,236	Sierra Bancorp	64,665	0.0
26,459	Simmons First National Corp. -Class A	586,861	0.1
21,412 (1)	SiriusPoint Ltd.	350,943	0.1
8,131 (1)	Skyward Specialty Insurance Group, Inc.	410,941	0.1
4,290	SmartFinancial, Inc.	132,904	0.0
3,338	South Plains Financial, Inc.	115,996	0.0
2,259 (1)	Southern First Bancshares, Inc.	89,795	0.0
2,408	Southern Missouri Bancorp, Inc.	138,147	0.0
6,827	Southside Bancshares, Inc.	216,826	0.0
15,912	SouthState Corp.	1,582,926	0.3
11,278	Stellar Bancorp, Inc.	319,731	0.1
12,808	StepStone Group, Inc. -Class A	741,327	0.1
5,842	Stewart Information Services Corp.	394,277	0.1
5,637	Stock Yards Bancorp, Inc.	403,666	0.1
61,014 (1)(2)	StoneCo Ltd. -Class A	486,282	0.1
5,879 (1)	StoneX Group, Inc.	575,966	0.1
9,862 (1)	Texas Capital Bancshares, Inc.	771,208	0.1
2,943 (1)	Third Coast Bancshares, Inc.	99,915	0.0
6,285	Tiptree, Inc.	131,105	0.0
2,979	Tompkins Financial Corp.	202,066	0.0
15,466	Towne Bank/ Portsmouth VA	526,772	0.1
14,102	TPG RE Finance Trust, Inc.	119,867	0.0
7,363	TriCo Bancshares	321,763	0.1
4,786 (1)	Triumph Financial, Inc.	434,952	0.1
7,078 (1)(2)	Trupanion, Inc.	341,160	0.1
4,830	TrustCo Bank Corp. NY	160,887	0.0
13,255	Trustmark Corp.	468,829	0.1
22,539	Two Harbors Investment Corp.	266,636	0.1
9,418	UMB Financial Corp.	1,062,915	0.2
27,946	United Bankshares, Inc.	1,049,372	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
25,494	United Community Banks, Inc.	$823,711	0.2
5,077	United Fire Group, Inc.	144,441	0.0
5,644	Universal Insurance Holdings, Inc.	118,863	0.0
7,171	Univest Financial Corp.	211,616	0.0
16,469 (1)	Upstart Holdings, Inc.	1,013,996	0.2
91,710	Valley National Bancorp	830,893	0.2
11,487	Veritex Holdings, Inc.	311,987	0.1
8,819	Victory Capital Holdings, Inc. -Class A	577,292	0.1
1,493	Virtus Investment Partners, Inc.	329,326	0.1
6,843	Walker & Dunlop, Inc.	665,208	0.1
14,240	Washington Federal, Inc.	459,098	0.1
4,151	Washington Trust Bancorp, Inc.	130,134	0.0
5,278	Waterstone Financial, Inc.	70,936	0.0
12,413	WesBanco, Inc.	403,919	0.1
4,845	West BanCorp, Inc.	104,894	0.0
5,801	Westamerica BanCorp	304,320	0.1
30,184	WisdomTree, Inc.	316,932	0.1
859 (1)	World Acceptance Corp.	96,586	0.0
12,605	WSFS Financial Corp.	669,704	0.1
		104,691,582	18.2

	Health Care: 16.3%
11,354 (1)	2seventy bio, Inc.	33,381	0.0
11,129 (1)	4D Molecular Therapeutics, Inc.	61,989	0.0
18,308 (1)	89bio, Inc.	143,169	0.0
18,399 (1)	Absci Corp.	48,205	0.0
25,766 (1)	ACADIA Pharmaceuticals, Inc.	472,806	0.1
16,753 (1)	Accolade, Inc.	57,295	0.0
23,584 (1)	Accuray, Inc.	46,696	0.0
15,807 (1)	ACELYRIN, Inc.	49,634	0.0
9,062 (1)	Achieve Life Sciences, Inc.	31,898	0.0
22,000 (1)	AdaptHealth Corp.	209,440	0.0
25,142 (1)	Adaptive Biotechnologies Corp.	150,726	0.0
16,277 (1)(2)	ADC Therapeutics SA	32,391	0.0
3,504 (1)	Addus HomeCare Corp.	439,226	0.1
48,299 (1)	ADMA Biologics, Inc.	828,328	0.2
4,966 (1)	Adverum Biotechnologies, Inc.	23,191	0.0
65,772 (1)	agilon health, Inc.	124,967	0.0
12,173 (1)	Agios Pharmaceuticals, Inc.	400,005	0.1
45,358 (1)	Akebia Therapeutics, Inc.	86,180	0.0
14,634 (1)	Akero Therapeutics, Inc.	407,118	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,523 (1)	Aldeyra Therapeutics, Inc.	$57,500	0.0
18,498 (1)	Alector, Inc.	34,961	0.0
21,755 (1)	Alignment Healthcare, Inc.	244,744	0.1
34,851 (1)	Alkermes PLC	1,002,315	0.2
26,383 (1)(2)	Allogene Therapeutics, Inc.	56,196	0.0
22,086 (1)	Alphatec Holdings, Inc.	202,749	0.0
15,146 (1)(2)	Altimmune, Inc.	109,203	0.0
4,307 (1)	Alto Neuroscience, Inc.	18,219	0.0
2,710 (1)(2)	Alumis, Inc.	21,301	0.0
62,995 (1)	Amicus Therapeutics, Inc.	593,413	0.1
8,165 (1)	AMN Healthcare Services, Inc.	195,307	0.0
34,590 (1)	Amneal Pharmaceuticals, Inc.	273,953	0.1
8,326 (1)	Amphastar Pharmaceuticals, Inc.	309,144	0.1
4,560 (1)	AnaptysBio, Inc.	60,374	0.0
16,228 (1)(2)	Anavex Life Sciences Corp.	174,289	0.0
9,350 (1)	AngioDynamics, Inc.	85,646	0.0
4,049 (1)	ANI Pharmaceuticals, Inc.	223,829	0.1
3,366 (1)	Anika Therapeutics, Inc.	55,404	0.0
20,290 (1)	Annexon, Inc.	104,088	0.0
8,051 (1)	Apogee Therapeutics, Inc.	364,710	0.1
9,307 (1)	Apollo Medical Holdings, Inc.	293,450	0.1
20,805 (1)	Applied Therapeutics, Inc.	17,813	0.0
17,059 (1)(2)	Aquestive Therapeutics, Inc.	60,730	0.0
32,855 (1)	Arbutus Biopharma Corp.	107,436	0.0
9,246 (1)	Arcellx, Inc.	709,076	0.1
5,207 (1)(2)	Arcturus Therapeutics Holdings, Inc.	88,363	0.0
11,819 (1)	Arcus Biosciences, Inc.	175,985	0.0
22,967 (1)	Arcutis Biotherapeutics, Inc.	319,930	0.1
50,153 (1)	Ardelyx, Inc.	254,276	0.1
2,196 (1)	Ardent Health Partners, Inc.	37,508	0.0
5,893 (1)	ArriVent Biopharma, Inc.	156,990	0.0
25,701 (1)	Arrowhead Pharmaceuticals, Inc.	483,179	0.1
10,773 (1)(2)	ARS Pharmaceuticals, Inc.	113,655	0.0
3,008 (1)(2)	Artiva Biotherapeutics, Inc.	30,321	0.0
8,750 (1)	Artivion, Inc.	250,162	0.1
13,956 (1)	Arvinas, Inc.	267,537	0.1
9,840 (1)	Astria Therapeutics, Inc.	87,970	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
20,814 (1)	Atea Pharmaceuticals, Inc.	$69,727	0.0
31,732 (1)	Atossa Therapeutics, Inc.	29,958	0.0
10,235 (1)	AtriCure, Inc.	312,782	0.1
10,769 (1)	Aura Biosciences, Inc.	88,521	0.0
29,277 (1)	Aurinia Pharmaceuticals, Inc.	262,907	0.1
20,116 (1)	Avadel Pharmaceuticals PLC	211,419	0.0
10,364 (1)	Avanos Medical, Inc.	164,995	0.0
11,416 (1)	Aveanna Healthcare Holdings, Inc.	52,171	0.0
13,458 (1)	Avid Bioservices, Inc.	166,206	0.0
23,478 (1)	Avidity Biosciences, Inc.	682,740	0.1
5,929 (1)(2)	Avita Medical, Inc.	75,891	0.0
9,223 (1)	Axogen, Inc.	151,995	0.0
7,828 (1)	Axsome Therapeutics, Inc.	662,327	0.1
16,451 (1)	Beam Therapeutics, Inc.	407,985	0.1
3,838 (1)	Bicara Therapeutics, Inc.	66,858	0.0
44,703 (1)	BioCryst Pharmaceuticals, Inc.	336,167	0.1
18,087 (1)	Biohaven Ltd.	675,549	0.1
7,892 (1)	BioLife Solutions, Inc.	204,876	0.0
6,398 (1)(2)	Biomea Fusion, Inc.	24,824	0.0
6,685 (1)	Biote Corp. -Class A	41,313	0.0
8,242 (1)	Bioventus, Inc. -Class A	86,541	0.0
8,700 (1)	Black Diamond Therapeutics, Inc.	18,618	0.0
2,250 (1)(2)	Bluebird Bio, Inc.	18,765	0.0
13,470 (1)	Blueprint Medicines Corp.	1,174,853	0.2
30,217 (1)	Bridgebio Pharma, Inc.	829,154	0.2
11,630 (1)	BrightSpring Health Services, Inc.	198,059	0.0
41,657 (1)	Brookdale Senior Living, Inc.	209,535	0.0
13,130 (1)	C4 Therapeutics, Inc.	47,268	0.0
9,761 (1)(2)	Cabaletta Bio, Inc.	22,157	0.0
4,614 (1)(2)	Candel Therapeutics, Inc.	40,050	0.0
7,758 (1)	Capricor Therapeutics, Inc.	107,060	0.0
9,794 (1)(2)	Cardiff Oncology, Inc.	42,506	0.0
10,808 (1)	CareDx, Inc.	231,399	0.1
7,093 (1)(2)	Cargo Therapeutics, Inc.	102,281	0.0
19,201 (1)	Caribou Biosciences, Inc.	30,530	0.0
2,251 (1)	Cartesian Therapeutics, Inc.	40,315	0.0
31,066 (3)(4)	Cartesian Therapeutics, Inc. CVR	5,592	0.0
8,753 (1)(2)	Cassava Sciences, Inc.	20,657	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,609 (1)	Castle Biosciences, Inc.	$149,480	0.0
24,012 (1)	Catalyst Pharmaceuticals, Inc.	501,130	0.1
6,558 (1)	Celcuity, Inc.	85,844	0.0
13,919 (1)(2)	Celldex Therapeutics, Inc.	351,733	0.1
2,002 (1)	Ceribell, Inc.	51,812	0.0
42,319 (1)	Cerus Corp.	65,171	0.0
10,085 (1)	CG oncology, Inc.	289,238	0.1
10,840 (1)	ChromaDex Corp.	57,506	0.0
16,060 (1)	Codexis, Inc.	76,606	0.0
19,940 (1)	Cogent Biosciences, Inc.	155,532	0.0
25,393 (1)(2)	Coherus Biosciences, Inc.	35,042	0.0
7,080 (1)	Collegium Pharmaceutical, Inc.	202,842	0.0
28,103 (1)	Community Health Systems, Inc.	84,028	0.0
22,741 (1)	Compass Therapeutics, Inc.	32,974	0.0
22,956	Concentra Group Holdings Parent, Inc.	454,070	0.1
6,636	CONMED Corp.	454,168	0.1
2,273 (1)	Corbus Pharmaceuticals Holdings, Inc.	26,821	0.0
17,363 (1)	Corcept Therapeutics, Inc.	874,922	0.2
12,612 (1)(2)	CorMedix, Inc.	102,157	0.0
5,736 (1)	CorVel Corp.	638,187	0.1
18,855 (1)	Crinetics Pharmaceuticals, Inc.	964,056	0.2
7,328 (1)	Cross Country Healthcare, Inc.	133,076	0.0
9,774 (1)	CryoPort, Inc.	76,042	0.0
10,763 (1)	Cullinan Oncology, Inc.	131,093	0.0
3,165 (1)	CVRx, Inc.	40,101	0.0
26,602 (1)	Cytek Biosciences, Inc.	172,647	0.0
24,539 (1)	Cytokinetics, Inc.	1,154,315	0.2
11,313 (1)	Day One Biopharmaceuticals, Inc.	143,336	0.0
12,387 (1)	Definitive Healthcare Corp.	50,911	0.0
26,713 (1)	Denali Therapeutics, Inc.	544,411	0.1
6,710 (1)	Design Therapeutics, Inc.	41,401	0.0
5,197 (1)(2)	Dianthus Therapeutics, Inc.	113,295	0.0
4,157 (1)	Disc Medicine, Inc.	263,554	0.1
23,951 (1)(2)	DocGo, Inc.	101,552	0.0
28,363 (1)	Dynavax Technologies Corp.	362,196	0.1
17,357 (1)	Dyne Therapeutics, Inc.	408,931	0.1
15,612 (1)	Edgewise Therapeutics, Inc.	416,840	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
18,905 (1)	Editas Medicine, Inc.	$24,009	0.0
12,688	Embecta Corp.	262,007	0.1
4,891 (1)	Enanta Pharmaceuticals, Inc.	28,123	0.0
11,442 (1)	Enhabit, Inc.	89,362	0.0
7,640 (1)(2)	Enliven Therapeutics, Inc.	171,900	0.0
11,857	Ensign Group, Inc.	1,575,321	0.3
5,512 (1)	Entrada Therapeutics, Inc.	95,302	0.0
38,449 (1)	Erasca, Inc.	96,507	0.0
42,279 (1)	Esperion Therapeutics, Inc.	93,014	0.0
24,862 (1)	Evolent Health, Inc. -Class A	279,697	0.1
11,988 (1)	Evolus, Inc.	132,348	0.0
13,507 (1)	EyePoint Pharmaceuticals, Inc.	100,627	0.0
22,428 (1)	Fate Therapeutics, Inc.	37,006	0.0
5,782 (1)	Fibrobiologics, Inc.	11,564	0.0
5,881 (1)	Foghorn Therapeutics, Inc.	27,758	0.0
14,250 (1)(2)	Fulcrum Therapeutics, Inc.	66,975	0.0
4,886 (1)	Fulgent Genetics, Inc.	90,244	0.0
2,719 (1)	GeneDx Holdings Corp.	208,982	0.0
11,691 (1)	Generation Bio Co.	12,392	0.0
125,344 (1)	Geron Corp.	443,718	0.1
10,466 (1)	Glaukos Corp.	1,569,272	0.3
25,367 (1)	Guardant Health, Inc.	774,962	0.1
1,637 (1)(2)	Gyre Therapeutics, Inc.	19,808	0.0
10,677 (1)	Haemonetics Corp.	833,660	0.2
26,742 (1)	Halozyme Therapeutics, Inc.	1,278,535	0.2
7,336 (1)	Harmony Biosciences Holdings, Inc.	252,432	0.1
6,587 (1)	Harrow, Inc.	220,994	0.0
13,414 (1)	Health Catalyst, Inc.	94,837	0.0
18,212 (1)	HealthEquity, Inc.	1,747,441	0.3
5,712	HealthStream, Inc.	181,642	0.0
26,692 (1)(2)	Heron Therapeutics, Inc.	40,839	0.0
40,433 (1)	Hims & Hers Health, Inc.	977,670	0.2
18,644 (1)(2)	Humacyte, Inc.	94,152	0.0
4,588 (1)	ICU Medical, Inc.	711,920	0.1
17,906 (1)	Ideaya Biosciences, Inc.	460,184	0.1
3,495 (1)	IGM Biosciences, Inc.	21,354	0.0
31,543 (1)(2)	ImmunityBio, Inc.	80,750	0.0
11,112 (1)(2)	Immunome, Inc.	118,009	0.0
12,529 (1)	Immunovant, Inc.	310,343	0.1
11,397 (1)	Inari Medical, Inc.	581,817	0.1
5,085 (1)	InfuSystem Holdings, Inc.	42,968	0.0
2,527 (1)	Inhibrx Biosciences, Inc.	38,916	0.0
7,787 (3)(4)	Inhibrx, Inc. CVR	32,005	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
15,608 (1)	Inmode Ltd.	$260,654	0.1
12,133 (1)	Innoviva, Inc.	210,508	0.0
5,496 (1)	Inogen, Inc.	50,398	0.0
12,371 (1)	Inozyme Pharma, Inc.	34,268	0.0
36,412 (1)	Insmed, Inc.	2,513,884	0.4
7,140 (1)	Integer Holdings Corp.	946,193	0.2
14,571 (1)	Integra LifeSciences Holdings Corp.	330,470	0.1
20,647 (1)	Intellia Therapeutics, Inc.	240,744	0.1
57,908 (1)	Iovance Biotherapeutics, Inc.	428,519	0.1
1,961	iRadimed Corp.	107,855	0.0
6,721 (1)	iRhythm Technologies, Inc.	606,033	0.1
30,889 (1)	Ironwood Pharmaceuticals, Inc.	136,838	0.0
6,007 (1)	iTeos Therapeutics, Inc.	46,134	0.0
6,034 (1)	Janux Therapeutics, Inc.	323,060	0.1
2,654 (1)(2)	Jasper Therapeutics, Inc.	56,743	0.0
3,256 (1)	Joint Corp.	34,611	0.0
8,932 (1)	KalVista Pharmaceuticals, Inc.	75,654	0.0
6,379 (1)	Keros Therapeutics, Inc.	100,980	0.0
8,162 (1)	Kiniksa Pharmaceuticals International PLC	161,444	0.0
6,839 (1)	Kodiak Sciences, Inc.	68,048	0.0
1,309 (1)	Korro Bio, Inc.	49,834	0.0
5,323 (1)	Krystal Biotech, Inc.	833,901	0.2
15,793 (1)	Kura Oncology, Inc.	137,557	0.0
9,583 (1)	Kymera Therapeutics, Inc.	385,524	0.1
5,647 (1)	Kyverna Therapeutics, Inc.	21,120	0.0
14,694 (1)	Lantheus Holdings, Inc.	1,314,525	0.2
9,010 (1)	Larimar Therapeutics, Inc.	34,869	0.0
4,405	LeMaitre Vascular, Inc.	405,877	0.1
2,809 (2)	LENZ Therapeutics, Inc.	81,096	0.0
4,657 (1)	Lexeo Therapeutics, Inc.	30,643	0.0
26,595 (1)	Lexicon Pharmaceuticals, Inc.	19,640	0.0
5,295 (1)	Lifecore Biomedical, Inc.	39,342	0.0
8,188 (1)	LifeMD, Inc.	40,531	0.0
28,243 (1)	LifeStance Health Group, Inc.	208,151	0.0
3,686 (1)	Ligand Pharmaceuticals, Inc.	394,955	0.1
38,835 (1)	Lineage Cell Therapeutics, Inc.	19,515	0.0
12,493 (1)	Liquidia Corp.	146,918	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,728 (1)	LivaNova PLC	$543,124	0.1
38,879 (1)	Lyell Immunopharma, Inc.	24,883	0.0
14,243 (1)	MacroGenics, Inc.	46,290	0.0
3,812 (1)	Madrigal Pharmaceuticals, Inc.	1,176,269	0.2
57,365 (1)	MannKind Corp.	368,857	0.1
23,474 (1)	Maravai LifeSciences Holdings, Inc. - Class A	127,933	0.0
24,296 (1)	MaxCyte, Inc.	101,071	0.0
2,226 (1)	MBX Biosciences, Inc.	41,025	0.0
9,159 (1)	MeiraGTx Holdings PLC	55,778	0.0
12,234 (1)	Merit Medical Systems, Inc.	1,183,272	0.2
26,067 (1)	Mersana Therapeutics, Inc.	37,276	0.0
1,112	Mesa Laboratories, Inc.	146,639	0.0
7,364 (1)	Metagenomi, Inc.	26,584	0.0
26,202 (1)	MiMedx Group, Inc.	252,063	0.1
16,931 (1)(2)	Mind Medicine MindMed, Inc.	117,840	0.0
6,717 (1)	Mineralys Therapeutics, Inc.	82,686	0.0
8,587 (1)	Mirum Pharmaceuticals, Inc.	355,072	0.1
2,644 (1)	ModivCare, Inc.	31,305	0.0
8,598 (1)(2)	Monte Rosa Therapeutics, Inc.	59,670	0.0
19,269 (1)	Myriad Genetics, Inc.	264,178	0.1
12,282 (1)(2)	Nano-X Imaging Ltd.	88,430	0.0
2,760 (2)	National HealthCare Corp.	296,866	0.1
3,876	National Research Corp.	68,373	0.0
41,841 (1)	Nektar Therapeutics	38,912	0.0
46,983 (1)	Neogen Corp.	570,374	0.1
27,588 (1)	NeoGenomics, Inc.	454,650	0.1
18,248 (1)(2)	Neumora Therapeutics, Inc.	193,429	0.0
2,217 (1)	Neurogene, Inc.	50,681	0.0
2,724 (1)	NeuroPace, Inc.	30,482	0.0
8,474 (1)	Nevro Corp.	31,523	0.0
12,054 (1)(2)	Nkarta, Inc.	30,014	0.0
32,598 (1)(2)	Novavax, Inc.	262,088	0.1
22,737 (1)	Novocure Ltd.	677,563	0.1
14,736 (1)	Nurix Therapeutics, Inc.	277,626	0.1
7,340 (1)	Nuvalent, Inc. - Class A	574,575	0.1
40,530 (1)	Nuvation Bio, Inc.	107,810	0.0
58,879 (1)	Ocugen, Inc.	47,398	0.0
33,613 (1)	Ocular Therapeutix, Inc.	287,055	0.1
9,013 (1)	Olema Pharmaceuticals, Inc.	52,546	0.0
12,381 (1)(2)	Omeros Corp.	122,324	0.0
22,227 (1)	OmniAb, Inc.	78,684	0.0
9,867 (1)	Omnicell, Inc.	439,279	0.1
71,258 (1)(2)	OPKO Health, Inc.	104,749	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,371 (1)	OptimizeRx Corp.	$21,243	0.0
36,853 (1)	Option Care Health, Inc.	854,990	0.2
17,606 (1)	OraSure Technologies, Inc.	63,558	0.0
5,531 (1)	Orchestra BioMed Holdings, Inc.	22,124	0.0
16,886 (1)	Organogenesis Holdings, Inc.	54,035	0.0
13,402 (1)	ORIC Pharmaceuticals, Inc.	108,154	0.0
7,651 (1)	Orthofix Medical, Inc.	133,586	0.0
3,773 (1)	OrthoPediatrics Corp.	87,458	0.0
16,284 (1)	Owens & Minor, Inc.	212,832	0.0
57,783 (1)(2)	Pacific Biosciences of California, Inc.	105,743	0.0
9,914 (1)(2)	Pacira BioSciences, Inc.	186,780	0.0
8,483 (1)	PACS Group, Inc.	111,212	0.0
10,840 (1)	Paragon 28, Inc.	111,977	0.0
17,066	Patterson Cos., Inc.	526,657	0.1
18,489 (1)	Pediatrix Medical Group, Inc.	242,576	0.1
6,385 (1)	Pennant Group, Inc.	169,330	0.0
11,574 (1)(2)	Perspective Therapeutics, Inc.	36,921	0.0
8,420 (1)	Phathom Pharmaceuticals, Inc.	68,370	0.0
4,580	Phibro Animal Health Corp. - Class A	96,180	0.0
11,344 (1)	Phreesia, Inc.	285,415	0.1
12,407 (1)	Pliant Therapeutics, Inc.	163,400	0.0
14,950 (1)	Poseida Therapeutics, Inc.	143,520	0.0
3,736 (1)	Praxis Precision Medicines, Inc.	287,523	0.1
10,640 (1)	Prestige Consumer Healthcare, Inc.	830,878	0.2
13,092 (1)(2)	Prime Medicine, Inc.	38,229	0.0
22,064 (1)	Privia Health Group, Inc.	431,351	0.1
9,241 (1)	PROCEPT BioRobotics Corp.	744,085	0.1
17,327 (1)	Progyny, Inc.	298,891	0.1
22,388 (1)(2)	ProKidney Corp.	37,836	0.0
12,580 (1)	Protagonist Therapeutics, Inc.	485,588	0.1
9,159 (1)(2)	Prothena Corp. PLC	126,852	0.0
16,375 (1)	PTC Therapeutics, Inc.	739,168	0.1
8,820 (1)	Pulmonx Corp.	59,888	0.0
3,845 (1)(2)	Pulse Biosciences, Inc.	66,941	0.0
10,678 (1)	Puma Biotechnology, Inc.	32,568	0.0
11,750 (1)	Pyxis Oncology, Inc.	18,330	0.0
8,091 (1)	Quanterix Corp.	86,007	0.0
22,035 (1)(2)	Quantum-Si, Inc.	59,494	0.0
14,126 (1)	RadNet, Inc.	986,560	0.2
1,962 (1)	Rapport Therapeutics, Inc.	34,806	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
53,444 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	$361,281	0.1
10,452 (1)	REGENXBIO, Inc.	80,794	0.0
15,791 (1)	Regulus Therapeutics, Inc.	24,950	0.0
25,521 (1)	Relay Therapeutics, Inc.	105,147	0.0
25,257 (1)	Renovaro, Inc.	21,102	0.0
12,754 (1)	Replimune Group, Inc.	154,451	0.0
23,020 (1)	Revance Therapeutics, Inc.	69,981	0.0
35,527 (1)	Revolution Medicines, Inc.	1,553,951	0.3
11,800 (1)	Rhythm Pharmaceuticals, Inc.	660,564	0.1
3,810 (1)	Rigel Pharmaceuticals, Inc.	64,084	0.0
14,282 (1)	Rocket Pharmaceuticals, Inc.	179,525	0.0
7,537 (1)	RxSight, Inc.	259,122	0.1
12,211 (1)	Sage Therapeutics, Inc.	66,306	0.0
29,612 (1)(2)	Sana Biotechnology, Inc.	48,268	0.0
1,084 (1)	Sanara Medtech, Inc.	35,989	0.0
23,190 (1)	Savara, Inc.	71,193	0.0
16,432 (1)	Scholar Rock Holding Corp.	710,191	0.1
12,008 (1)	Schrodinger, Inc./ United States	231,634	0.1
26,122 (1)	Scilex Holding Co.	11,138	0.0
22,930	Select Medical Holdings Corp.	432,230	0.1
1,007 (1)(2)	Semler Scientific, Inc.	54,378	0.0
3,628 (1)	Septerna, Inc.	83,081	0.0
6,906 (1)	Sera Prognostics, Inc. - Class A	56,215	0.0
9,097 (1)	SI-BONE, Inc.	127,540	0.0
10,578	SIGA Technologies, Inc.	63,574	0.0
8,084 (1)	Sight Sciences, Inc.	29,426	0.0
3,637	Simulations Plus, Inc.	101,436	0.0
4,031 (1)(2)	Skye Bioscience, Inc.	11,408	0.0
5,283 (1)	Soleno Therapeutics, Inc.	237,471	0.1
5,260 (1)	Solid Biosciences, Inc.	21,040	0.0
14,786 (1)	SpringWorks Therapeutics, Inc.	534,218	0.1
7,500 (1)	Spyre Therapeutics, Inc.	174,600	0.0
10,673 (1)	STAAR Surgical Co.	259,247	0.1
65,427 (1)	Standard BioTools, Inc.	114,497	0.0
7,985 (1)	Stoke Therapeutics, Inc.	88,075	0.0
19,548 (1)(2)	Summit Therapeutics, Inc.	348,834	0.1
10,841 (1)	Supernus Pharmaceuticals, Inc.	392,011	0.1
16,625 (1)	Surgery Partners, Inc.	351,951	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,024 (1)	Surmodics, Inc.	$119,750	0.0
18,628 (1)	Sutro Biopharma, Inc.	34,276	0.0
17,742 (1)	Syndax Pharmaceuticals, Inc.	234,549	0.1
5,603 (1)	Tactile Systems Technology, Inc.	95,979	0.0
27,158 (1)	Talkspace, Inc.	83,918	0.0
13,907 (1)	Tandem Diabetes Care, Inc.	500,930	0.1
10,932 (1)	Tango Therapeutics, Inc.	33,780	0.0
7,952 (1)	Tarsus Pharmaceuticals, Inc.	440,302	0.1
36,285 (1)	Taysha Gene Therapies, Inc.	62,773	0.0
36,289 (1)	Teladoc Health, Inc.	329,867	0.1
6,261 (1)(2)	Telomir Pharmaceuticals, Inc.	25,795	0.0
13,328 (1)(2)	Tenaya Therapeutics, Inc.	19,059	0.0
14,653 (1)	Terns Pharmaceuticals, Inc.	81,178	0.0
29,962 (1)	TG Therapeutics, Inc.	901,856	0.2
9,443 (1)	Theravance Biopharma, Inc.	88,859	0.0
4,620 (1)	Third Harmonic Bio, Inc.	47,540	0.0
5,022 (1)	Tourmaline Bio, Inc.	101,846	0.0
6,869 (1)	TransMedics Group, Inc.	428,282	0.1
15,915 (1)	Travere Therapeutics, Inc.	277,239	0.1
11,102 (1)	Treace Medical Concepts, Inc.	82,599	0.0
15,109 (1)(2)	Trevi Therapeutics, Inc.	62,249	0.0
9,200 (1)	TScan Therapeutics, Inc.	27,968	0.0
12,322 (1)	Twist Bioscience Corp.	572,603	0.1
4,303 (1)	Tyra Biosciences, Inc.	59,812	0.0
1,563 (1)	UFP Technologies, Inc.	382,169	0.1
3,390 (1)	Upstream Bio, Inc.	55,732	0.0
7,890 (1)(2)	UroGen Pharma Ltd.	84,028	0.0
3,283	US Physical Therapy, Inc.	291,235	0.1
13,221 (1)	Vanda Pharmaceuticals, Inc.	63,329	0.0
8,519 (1)	Varex Imaging Corp.	124,292	0.0
26,111 (1)	Vaxcyte, Inc.	2,137,446	0.4
13,945 (1)	Ventyx Biosciences, Inc.	30,540	0.0
9,332 (1)	Vera Therapeutics, Inc.	394,650	0.1
16,479 (1)	Veracyte, Inc.	652,568	0.1
8,028 (1)	Verastem, Inc.	41,505	0.0
10,445 (1)	Vericel Corp.	573,535	0.1
15,918 (1)	Verve Therapeutics, Inc.	89,778	0.0
8,792 (1)	Viemed Healthcare, Inc.	70,512	0.0
19,525 (1)	Vir Biotechnology, Inc.	143,314	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
15,303 (1)	Viridian Therapeutics, Inc.	$293,359	0.1
10,818 (1)	Voyager Therapeutics, Inc.	61,338	0.0
19,425 (1)	WaVe Life Sciences Ltd.	240,287	0.1
8,648 (1)	Waystar Holding Corp.	317,382	0.1
40,122 (1)	X4 Pharmaceuticals, Inc.	29,434	0.0
4,638 (1)	XBiotech, Inc.	18,320	0.0
13,920 (1)	Xencor, Inc.	319,882	0.1
32,205 (1)	Xeris Biopharma Holdings, Inc.	109,175	0.0
1,998 (1)	XOMA Corp.	52,507	0.0
8,409 (1)(2)	Y-mAbs Therapeutics, Inc.	65,842	0.0
3,077 (1)	Zenas Biopharma, Inc.	25,201	0.0
13,134 (1)	Zentalis Pharmaceuticals, Inc.	39,796	0.0
11,026 (1)	Zevra Therapeutics, Inc.	91,957	0.0
6,044 (1)	Zimvie, Inc.	84,314	0.0
11,375 (1)(2)	Zura Bio Ltd.	28,437	0.0
12,337 (1)	Zymeworks, Inc.	180,614	0.0
4,139 (1)(2)	Zynex, Inc.	33,153	0.0
		93,366,189	16.3

	Industrials: 17.2%
28,820 (1)	3D Systems Corp.	94,530	0.0
7,437 (1)	AAR Corp.	455,739	0.1
13,548	ABM Industries, Inc.	693,387	0.1
22,052	ACCO Brands Corp.	115,773	0.0
31,698 (1)	ACV Auctions, Inc. - Class A	684,677	0.1
5,793 (1)	AeroVironment, Inc.	891,485	0.2
8,538 (1)	AerSale Corp.	53,789	0.0
11,129 (1)	Air Transport Services Group, Inc.	244,615	0.1
2,224	Alamo Group, Inc.	413,464	0.1
6,701	Albany International Corp. - Class A	535,879	0.1
90,158	Alight, Inc. - Class A	623,893	0.1
3,312	Allegiant Travel Co.	311,725	0.1
3,375	Allient, Inc.	81,945	0.0
6,523	Alta Equipment Group, Inc.	42,660	0.0
6,950 (1)	Ameresco, Inc. - Class A	163,186	0.0
7,566 (1)	American Superconductor Corp.	186,351	0.0
3,369 (1)	American Woodmark Corp.	267,937	0.1
4,722	Apogee Enterprises, Inc.	337,198	0.1
8,095	Applied Industrial Technologies, Inc.	1,938,510	0.3
5,030	ArcBest Corp.	469,400	0.1
50,036 (1)	Archer Aviation, Inc. - Class A	487,851	0.1
10,378	Arcosa, Inc.	1,003,968	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,681	Argan, Inc.	$367,404	0.1
5,884	Aris Water Solutions, Inc. - Class A	140,922	0.0
32,892 (1)	Array Technologies, Inc.	198,668	0.0
9,188 (1)	ASGN, Inc.	765,728	0.1
5,187	Astec Industries, Inc.	174,283	0.0
6,671 (1)	Astronics Corp.	106,469	0.0
4,822 (1)	Asure Software, Inc.	45,375	0.0
7,603	Atkore, Inc.	634,470	0.1
6,280	AZZ, Inc.	514,458	0.1
9,805	Barnes Group, Inc.	463,384	0.1
5,960	Barrett Business Services, Inc.	258,902	0.1
13,138 (1)	Beacon Roofing Supply, Inc.	1,334,558	0.2
4,923 (1)	BlackSky Technology, Inc.	53,119	0.0
13,602 (1)	Blade Air Mobility, Inc.	57,809	0.0
21,143 (1)(2)	Blink Charging Co.	29,389	0.0
42,700 (1)(2)	Bloom Energy Corp. - Class A	948,367	0.2
6,871 (1)	Blue Bird Corp.	265,427	0.1
1,829 (1)	BlueLinx Holdings, Inc.	186,851	0.0
8,309	Boise Cascade Co.	987,608	0.2
3,190 (1)	Bowman Consulting Group Ltd.	79,590	0.0
11,009 (1)	BrightView Holdings, Inc.	176,034	0.0
9,451	Brink's Co.	876,769	0.2
6,712	Brookfield Business Corp. - Class A	162,833	0.0
3,714 (1)	Byrna Technologies, Inc.	107,000	0.0
5,753	Cadre Holdings, Inc.	185,822	0.0
12,587 (1)	Casella Waste Systems, Inc. - Class A	1,331,830	0.2
10,321 (1)	CBIZ, Inc.	844,567	0.2
6,440 (1)	CECO Environmental Corp.	194,681	0.0
3,103 (1)	Centuri Holdings, Inc.	59,919	0.0
84,712 (1)(2)	ChargePoint Holdings, Inc.	90,642	0.0
9,132 (1)	Chart Industries, Inc.	1,742,751	0.3
3,654 (1)	Cimpress PLC	262,065	0.1
6,357	Columbus McKinnon Corp.	236,735	0.1
34,605 (1)	Conduent, Inc.	139,804	0.0
9,186 (1)	Construction Partners, Inc. - Class A	812,594	0.2
23,264 (1)	CoreCivic, Inc.	505,759	0.1
9,349	Costamare, Inc.	120,135	0.0
2,060	Covenant Logistics Group, Inc.	112,291	0.0
1,467	CRA International, Inc.	274,622	0.1
3,539	CSW Industrials, Inc.	1,248,559	0.2
12,319 (1)	Custom Truck One Source, Inc.	59,254	0.0
9,703	Deluxe Corp.	219,191	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,723 (1)	Distribution Solutions Group, Inc.	$93,671	0.0
5,139	Douglas Dynamics, Inc.	121,435	0.0
13,397 (1)	Driven Brands Holdings, Inc.	216,228	0.0
3,112 (1)	Ducommun, Inc.	198,110	0.0
2,733 (1)	DXP Enterprises, Inc.	225,800	0.0
6,091 (1)	Dycom Industries, Inc.	1,060,199	0.2
12,556 (1)	Energy Recovery, Inc.	184,573	0.0
24,172 (1)	Energy Vault Holdings, Inc.	55,112	0.0
11,662	Enerpac Tool Group Corp.	479,192	0.1
8,576	EnerSys	792,680	0.1
6,199	Ennis, Inc.	130,737	0.0
34,275 (1)(2)	Enovix Corp.	372,569	0.1
4,434	EnPro Industries, Inc.	764,643	0.1
18,053 (1)	Enviri Corp.	139,008	0.0
5,584	ESCO Technologies, Inc.	743,845	0.1
9,904 (1)(2)	Eve Holding, Inc.	53,878	0.0
10,859	Exponent, Inc.	967,537	0.2
12,753	Federal Signal Corp.	1,178,250	0.2
13,060 (1)	First Advantage Corp.	244,614	0.1
13,112 (1)	Fluence Energy, Inc.	208,219	0.0
36,331 (1)	Fluor Corp.	1,791,845	0.3
3,331 (1)	Forrester Research, Inc.	52,197	0.0
5,414 (1)	Forward Air Corp.	174,602	0.0
2,943 (1)	Franklin Covey Co.	110,598	0.0
9,656	Franklin Electric Co., Inc.	940,977	0.2
23,621 (1)(2)	Freyr Battery, Inc.	60,942	0.0
9,737 (1)(2)	Frontier Group Holdings, Inc.	69,230	0.0
21,634	FTAI Aviation Ltd.	3,116,161	0.6
21,914	FTAI Infrastructure, Inc.	159,096	0.0
3,990 (1)(2)	FuelCell Energy, Inc.	36,070	0.0
7,620	GATX Corp.	1,180,795	0.2
8,866	Genco Shipping & Trading Ltd.	123,592	0.0
26,687 (1)	GEO Group, Inc.	746,702	0.1
6,670 (1)	Gibraltar Industries, Inc.	392,863	0.1
3,444	Global Industrial Co.	85,377	0.0
8,411 (1)	GMS, Inc.	713,505	0.1
25,343	Golden Ocean Group Ltd.	227,073	0.0
5,008	Gorman-Rupp Co.	189,903	0.0
56,664 (1)	GrafTech International Ltd.	98,029	0.0
2,335 (1)	Graham Corp.	103,837	0.0
9,365	Granite Construction, Inc.	821,404	0.2
14,783 (1)	Great Lakes Dredge & Dock Corp.	166,900	0.0
6,536	Greenbrier Cos., Inc.	398,631	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,950	Griffon Corp.	$566,596	0.1
6,898	H&E Equipment Services, Inc.	337,726	0.1
16,906 (1)	Healthcare Services Group, Inc.	196,363	0.0
11,051	Heartland Express, Inc.	123,992	0.0
4,573	Heidrick & Struggles International, Inc.	202,630	0.0
7,273	Helios Technologies, Inc.	324,667	0.1
5,988	Herc Holdings, Inc.	1,133,708	0.2
27,438 (1)(2)	Hertz Global Holdings, Inc.	100,423	0.0
15,235	Hillenbrand, Inc.	468,933	0.1
43,240 (1)	Hillman Solutions Corp.	421,158	0.1
7,689	Himalaya Shipping Ltd.	37,369	0.0
10,193	HNI Corp.	513,421	0.1
12,907	Hub Group, Inc. - Class A	575,136	0.1
11,004 (1)	Hudson Technologies, Inc.	61,402	0.0
3,855 (1)	Huron Consulting Group, Inc.	479,022	0.1
30,401 (1)(2)	Hyliion Holdings Corp.	79,347	0.0
2,554	Hyster-Yale Materials Handling, Inc.	130,075	0.0
4,055	ICF International, Inc.	483,397	0.1
1,774 (1)	IES Holdings, Inc.	356,503	0.1
5,830 (1)	Innodata, Inc.	230,402	0.1
7,632	Insperity, Inc.	591,556	0.1
4,452	Insteel Industries, Inc.	120,249	0.0
12,514	Interface, Inc.	304,716	0.1
6,290 (1)	Intuitive Machines, Inc.	114,226	0.0
30,770 (1)	Janus International Group, Inc.	226,160	0.0
18,750 (1)	JELD-WEN Holding, Inc.	153,563	0.0
66,831 (1)	JetBlue Airways Corp.	525,292	0.1
90,869 (1)(2)	Joby Aviation, Inc.	738,765	0.1
9,997	John Bean Technologies Corp.	1,270,619	0.2
2,497	Kadant, Inc.	861,440	0.2
7,447	Kelly Services, Inc. - Class A	103,811	0.0
16,386	Kennametal, Inc.	393,592	0.1
3,943	Kforce, Inc.	223,568	0.0
11,126	Korn Ferry	750,449	0.1
31,813 (1)	Kratos Defense & Security Solutions, Inc.	839,227	0.2
1,754 (1)	L B Foster Co. - Class A	47,183	0.0
27,156 (1)	LanzaTech Global, Inc.	37,204	0.0
27,909 (1)	Legalzoom.com, Inc.	209,597	0.0
15,936 (1)	Leonardo DRS, Inc.	514,892	0.1
2,231 (1)	Limbach Holdings, Inc.	190,840	0.0
2,395	Lindsay Corp.	283,352	0.1
4,906 (1)	Liquidity Services, Inc.	158,415	0.0
6,736	LSI Industries, Inc.	130,813	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,327	Luxfer Holdings PLC	$82,820	0.0
7,948 (1)	Manitowoc Co., Inc.	72,565	0.0
13,061	Marten Transport Ltd.	203,882	0.0
27,482 (1)	Masterbrand, Inc.	401,512	0.1
6,468 (1)	Matrix Service Co.	77,422	0.0
7,090	Matson, Inc.	956,016	0.2
6,792	Matthews International Corp. - Class A	188,003	0.0
3,322 (1)	Mayville Engineering Co., Inc.	52,222	0.0
5,243	McGrath RentCorp	586,272	0.1
11,291 (1)	Mercury Systems, Inc.	474,222	0.1
2,534	Miller Industries, Inc.	165,622	0.0
15,171	MillerKnoll, Inc.	342,713	0.1
6,783 (1)	Montrose Environmental Group, Inc.	125,825	0.0
6,091	Moog, Inc. - Class A	1,198,952	0.2
18,765 (1)	MRC Global, Inc.	239,817	0.1
23,730	Mueller Industries, Inc.	1,883,213	0.3
33,001	Mueller Water Products, Inc. - Class A	742,522	0.1
3,433 (1)	MYR Group, Inc.	510,727	0.1
998 (1)(2)	NANO Nuclear Energy, Inc.	24,845	0.0
1,290	National Presto Industries, Inc.	126,962	0.0
4,896 (1)(2)	Net Power, Inc.	51,849	0.0
30,739 (1)	Nextracker, Inc. - Class A	1,122,896	0.2
9,615 (1)	NN, Inc.	31,441	0.0
2,462 (1)	Northwest Pipe Co.	118,816	0.0
22,841 (1)	NOW, Inc.	297,161	0.1
17,927 (1)	NuScale Power Corp.	321,431	0.1
12,526 (1)	NV5 Global, Inc.	235,990	0.1
23,572 (1)	OPENLANE, Inc.	467,668	0.1
7,301 (1)	Orion Group Holdings, Inc.	53,516	0.0
5,217	Park Aerospace Corp.	76,429	0.0
2,595	Park-Ohio Holdings Corp.	68,171	0.0
19,108 (1)	Performant Financial Corp.	57,706	0.0
3,006 (1)	Perma-Fix Environmental Services, Inc.	33,276	0.0
34,742	Pitney Bowes, Inc.	251,532	0.1
43,328 (1)	Planet Labs PBC	175,045	0.0
168,028 (1)(2)	Plug Power, Inc.	357,900	0.1
2,008	Powell Industries, Inc.	445,073	0.1
645	Preformed Line Products Co.	82,425	0.0
11,457	Primoris Services Corp.	875,315	0.2
5,628 (1)	Proto Labs, Inc.	219,999	0.0
7,560	Quad/Graphics, Inc.	52,693	0.0
9,665	Quanex Building Products Corp.	234,280	0.1
10,231 (1)	Radiant Logistics, Inc.	68,548	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,029 (1)(2)	Redwire Corp.	$82,777	0.0
31,046 (1)	Resideo Technologies, Inc.	715,610	0.1
7,797	Resources Connection, Inc.	66,508	0.0
10,918	REV Group, Inc.	347,957	0.1
74,261 (1)(2)	Rocket Lab USA, Inc.	1,891,428	0.3
14,167	Rush Enterprises, Inc. - Class A	776,210	0.1
537	Rush Enterprises, Inc. - Class B	29,234	0.0
31,710 (1)	RXO, Inc.	755,966	0.1
36,756 (1)	Shoals Technologies Group, Inc. - Class A	203,261	0.0
7,825	Shyft Group, Inc.	91,866	0.0
8,398 (1)	SkyWest, Inc.	840,892	0.2
5,156 (1)(2)	Spire Global, Inc.	72,545	0.0
9,593 (1)	SPX Technologies, Inc.	1,395,973	0.3
2,553	Standex International Corp.	477,385	0.1
20,353	Steelcase, Inc. - Class A	240,572	0.1
6,352 (1)	Sterling Infrastructure, Inc.	1,069,994	0.2
8,681 (1)	Sun Country Airlines Holdings, Inc.	126,569	0.0
46,846 (1)	Sunrun, Inc.	433,326	0.1
4,826	Tecnoglass, Inc.	382,798	0.1
4,108	Tennant Co.	334,925	0.1
14,131	Terex Corp.	653,135	0.1
7,717 (1)	Thermon Group Holdings, Inc.	222,018	0.0
12,284 (1)	Titan International, Inc.	83,408	0.0
5,029 (1)	Titan Machinery, Inc.	71,060	0.0
1,978 (1)	Transcat, Inc.	209,154	0.0
6,768	TriNet Group, Inc.	614,331	0.1
17,632	Trinity Industries, Inc.	618,883	0.1
15,175 (1)	Triumph Group, Inc.	283,166	0.1
7,823 (1)	TrueBlue, Inc.	65,713	0.0
9,413 (1)	Tutor Perini Corp.	227,795	0.0
12,799	UFP Industries, Inc.	1,441,807	0.3
3,263	UniFirst Corp.	558,267	0.1
1,676	Universal Logistics Holdings, Inc.	76,995	0.0
26,827 (1)	Upwork, Inc.	438,621	0.1
2,728 (1)	V2X, Inc.	130,480	0.0
35,207 (1)	Verra Mobility Corp.	851,305	0.2
4,575 (1)	Viad Corp.	194,483	0.0
4,944 (1)	Vicor Corp.	238,894	0.1
2,494 (2)	Virco Mfg. Corp.	25,564	0.0
5,158 (1)(2)	Virgin Galactic Holdings, Inc.	30,329	0.0
3,197	VSE Corp.	304,035	0.1
9,517	Wabash National Corp.	163,026	0.0
5,814	Watts Water Technologies, Inc. - Class A	1,181,986	0.2
13,113	Werner Enterprises, Inc.	471,019	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
20,479 (1)(2)	Wheels Up Experience, Inc.	$33,790	0.0
2,822 (1)	Willdan Group, Inc.	107,490	0.0
640	Willis Lease Finance Corp.	132,832	0.0
9,191 (1)	WNS Holdings Ltd.	435,561	0.1
9,090 (1)	Xometry, Inc. - Class A	387,779	0.1
30,439	Zurn Elkay Water Solutions Corp.	1,135,375	0.2
		98,956,419	17.2

	Information Technology: 14.3%
27,569 (1)	8x8, Inc.	73,609	0.0
15,503	A10 Networks, Inc.	285,255	0.1
22,511 (1)	ACI Worldwide, Inc.	1,168,546	0.2
10,919 (1)	ACM Research, Inc. - Class A	164,877	0.0
23,505	Adeia, Inc.	328,600	0.1
17,850 (1)	ADTRAN Holdings, Inc.	148,691	0.0
7,999	Advanced Energy Industries, Inc.	924,924	0.2
6,208 (1)(2)	Aehr Test Systems	103,239	0.0
4,818 (1)	Agilysys, Inc.	634,579	0.1
10,145 (1)	Alarm.com Holdings, Inc.	616,816	0.1
11,333 (1)	Alkami Technology, Inc.	415,694	0.1
5,206 (1)	Alpha & Omega Semiconductor Ltd.	192,778	0.0
11,525 (1)	Altair Engineering, Inc. - Class A	1,257,493	0.2
8,110 (1)	Ambarella, Inc.	589,921	0.1
8,071	American Software, Inc. - Class A	89,427	0.0
17,847 (1)	Amplitude, Inc. - Class A	188,286	0.0
8,708 (1)	Appian Corp. - Class A	287,190	0.1
40,387 (1)	Applied Digital Corp.	308,557	0.1
8,543 (1)	Applied Optoelectronics, Inc.	314,895	0.1
20,720 (1)	Arlo Technologies, Inc.	231,857	0.0
6,632 (1)	Arteris, Inc.	67,580	0.0
17,488 (1)	Asana, Inc. - Class A	354,482	0.1
1,674 (1)	AudioEye, Inc.	25,462	0.0
203,812 (1)	Aurora Innovation, Inc.	1,284,016	0.2
27,732 (1)	AvePoint, Inc.	457,855	0.1
6,857 (1)	Axcelis Technologies, Inc.	479,099	0.1
9,435 (1)	Backblaze, Inc. - Class A	56,799	0.0
6,254	Badger Meter, Inc.	1,326,599	0.2
2,681	Bel Fuse, Inc. - Class B	221,102	0.0
8,651	Belden, Inc.	974,189	0.2
7,821	Benchmark Electronics, Inc.	355,073	0.1
23,147 (1)(2)	BigBear.ai Holdings, Inc.	103,004	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,204 (1)	BigCommerce Holdings, Inc.	$99,168	0.0
25,836 (1)(2)	Bit Digital, Inc.	75,700	0.0
8,694 (1)	Blackbaud, Inc.	642,661	0.1
12,145 (1)	Blackline, Inc.	737,930	0.1
50,100 (1)	Blend Labs, Inc. - Class A	210,921	0.0
29,709 (1)	Box, Inc. - Class A	938,804	0.2
13,188 (1)	Braze, Inc. - Class A	552,313	0.1
22,773 (1)(2)	C3.ai, Inc. - Class A	784,074	0.1
12,667 (1)	Calix, Inc.	441,698	0.1
9,558 (1)	Cerence, Inc.	75,030	0.0
5,200 (1)	CEVA, Inc.	164,060	0.0
42,238 (1)	Cipher Mining, Inc.	195,984	0.0
52,330 (1)(2)	Cleanspark, Inc.	481,959	0.1
18,836	Clear Secure, Inc. - Class A	501,791	0.1
2,867 (1)	Clearfield, Inc.	88,877	0.0
37,984 (1)	Clearwater Analytics Holdings, Inc. - Class A	1,045,320	0.2
957	Climb Global Solutions, Inc.	121,300	0.0
10,239 (1)	Cohu, Inc.	273,381	0.1
45,405 (1)	CommScope Holding Co., Inc.	236,560	0.0
9,268 (1)	CommVault Systems, Inc.	1,398,634	0.3
4,529 (2)	CompoSecure, Inc. - Class A	69,430	0.0
3,988 (1)	Consensus Cloud Solutions, Inc.	95,154	0.0
38,309 (1)(2)	Core Scientific, Inc.	538,241	0.1
10,599 (1)	Corsair Gaming, Inc.	70,059	0.0
8,551 (1)	Couchbase, Inc.	133,310	0.0
29,506 (1)	Credo Technology Group Holding Ltd.	1,983,098	0.4
7,440 (1)	CS Disco, Inc.	37,126	0.0
6,430	CSG Systems International, Inc.	328,637	0.1
6,702	CTS Corp.	353,396	0.1
8,150 (1)	Daktronics, Inc.	137,409	0.0
1,678 (1)	Dave, Inc.	145,852	0.0
5,514 (1)	Diebold Nixdorf, Inc.	237,323	0.0
7,873 (1)	Digi International, Inc.	238,001	0.0
3,526 (1)(2)	Digimarc Corp.	132,049	0.0
21,575 (1)	Digital Turbine, Inc.	36,462	0.0
14,048 (1)	DigitalOcean Holdings, Inc.	478,615	0.1
9,807 (1)	Diodes, Inc.	604,798	0.1
8,130 (1)	Domo, Inc. - Class B	57,560	0.0
20,543 (1)(2)	D-Wave Quantum, Inc.	172,561	0.0
40,015 (1)	E2open Parent Holdings, Inc.	106,440	0.0
13,235 (1)	Eastman Kodak Co.	86,954	0.0
11,758 (1)	Enfusion, Inc. - Class A	121,107	0.0
5,624 (1)	ePlus, Inc.	415,501	0.1
5,819 (1)	EverCommerce, Inc.	64,067	0.0
13,966	EVERTEC, Inc.	482,246	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
29,623 (1)	Evolv Technologies Holdings, Inc.	$117,011	0.0
33,567 (1)	ExlService Holdings, Inc.	1,489,703	0.3
27,073 (1)	Extreme Networks, Inc.	453,202	0.1
7,754 (1)	Fannie Mae	1,704,950	0.3
4,292 (1)	FARO Technologies, Inc.	108,845	0.0
27,571 (1)	Fastly, Inc. - Class A	260,270	0.1
16,424 (1)	FormFactor, Inc.	722,656	0.1
44,039 (1)	Freshworks, Inc. - Class A	712,111	0.1
12,787 (1)	Grid Dynamics Holdings, Inc.	284,383	0.1
5,936	Hackett Group, Inc.	182,354	0.0
23,847 (1)	Harmonic, Inc.	315,496	0.1
17,396 (1)(2)	Hut 8 Corp.	356,444	0.1
5,314 (1)	I3 Verticals, Inc. - Class A	122,435	0.0
7,191 (1)	Ichor Holdings Ltd.	231,694	0.0
6,682	Immersion Corp.	58,334	0.0
4,873 (1)	Impinj, Inc.	707,852	0.1
35,120 (1)(2)	indie Semiconductor, Inc. - Class A	142,236	0.0
37,772 (1)(2)	Infinera Corp.	248,162	0.1
5,765 (1)	Insight Enterprises, Inc.	876,857	0.2
10,746 (1)	Intapp, Inc.	688,711	0.1
5,373 (2)	InterDigital, Inc.	1,040,858	0.2
42,731 (1)(2)	IonQ, Inc.	1,784,874	0.3
9,609 (1)	Itron, Inc.	1,043,345	0.2
16,755 (1)	Jamf Holding Corp.	235,408	0.0
24,317 (1)	Kaltura, Inc.	53,497	0.0
6,281 (1)	Kimball Electronics, Inc.	117,643	0.0
19,059 (1)	Knowles Corp.	379,846	0.1
11,429	Kulicke & Soffa Industries, Inc.	533,277	0.1
1,747 (1)	Life360, Inc.	72,099	0.0
26,671 (1)(2)	Lightwave Logic, Inc.	56,009	0.0
14,259 (1)	LiveRamp Holdings, Inc.	433,046	0.1
60,202 (1)(2)	Marathon Digital Holdings, Inc.	1,009,588	0.2
58,412 (1)	Matterport, Inc.	276,873	0.1
12,712	Maximus, Inc.	948,951	0.2
17,120 (1)	MaxLinear, Inc.	338,634	0.1
6,094 (1)	MeridianLink, Inc.	125,841	0.0
7,882	Methode Electronics, Inc.	92,929	0.0
48,693 (1)(2)	MicroVision, Inc.	63,788	0.0
43,098 (1)	Mirion Technologies, Inc.	752,060	0.1
10,139 (1)	Mitek Systems, Inc.	112,847	0.0
16,674 (1)	N-able, Inc.	155,735	0.0
7,574	Napco Security Technologies, Inc.	269,331	0.1
28,829 (1)(2)	Navitas Semiconductor Corp.	102,920	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
15,625 (1)	NCR Atleos Corp.	$530,000	0.1
31,429 (1)	NCR Corp.	434,977	0.1
6,282 (1)	NETGEAR, Inc.	175,079	0.0
15,097 (1)	NetScout Systems, Inc.	327,001	0.1
16,404 (1)	NextNav, Inc.	255,246	0.1
10,471 (1)	nLight, Inc.	109,841	0.0
7,675 (1)	Novanta, Inc.	1,172,510	0.2
1,174	NVE Corp.	95,599	0.0
23,681 (1)	Olo, Inc. - Class A	181,870	0.0
8,569 (1)	OneSpan, Inc.	158,869	0.0
3,401 (1)	OSI Systems, Inc.	569,429	0.1
9,719 (1)	Ouster, Inc.	118,766	0.0
7,953 (1)	Pagaya Technologies Ltd. - Class A	73,883	0.0
19,547 (1)	PagerDuty, Inc.	356,928	0.1
7,223 (1)	PAR Technology Corp.	524,895	0.1
2,567	PC Connection, Inc.	177,816	0.0
6,986 (1)	PDF Solutions, Inc.	189,181	0.0
13,059 (1)	Photronics, Inc.	307,670	0.1
5,769 (1)	Plexus Corp.	902,733	0.2
16,282 (1)	Porch Group, Inc.	80,107	0.0
12,096	Power Integrations, Inc.	746,323	0.1
21,133 (1)	Powerfleet, Inc. NJ	140,746	0.0
8,983	Progress Software Corp.	585,242	0.1
9,972 (1)	PROS Holdings, Inc.	218,985	0.0
12,520 (1)	Q2 Holdings, Inc.	1,260,138	0.2
7,864 (1)	Qualys, Inc.	1,102,690	0.2
15,576 (1)	Rackspace Technology, Inc.	34,423	0.0
22,658 (1)	Rambus, Inc.	1,197,702	0.2
13,207 (1)	Rapid7, Inc.	531,318	0.1
2,640 (1)	Red Violet, Inc.	95,568	0.0
20,032 (1)	Repay Holdings Corp.	152,844	0.0
22,586 (1)	Ribbon Communications, Inc.	93,958	0.0
33,164 (1)(2)	Rigetti Computing, Inc.	506,083	0.1
13,998 (1)	Rimini Street, Inc.	37,375	0.0
60,588 (1)	Riot Platforms, Inc.	618,604	0.1
4,090 (1)	Rogers Corp.	415,585	0.1
81,322 (1)	Sabre Corp.	296,825	0.1
11,434 (1)	Sanmina Corp.	865,211	0.2
7,024	Sapiens International Corp. NV	188,735	0.0
5,222 (1)	ScanSource, Inc.	247,784	0.0
8,350 (1)	SEMrush Holdings, Inc. - Class A	99,198	0.0
15,539 (1)	Semtech Corp.	961,087	0.2
6,847 (1)	Silicon Laboratories, Inc.	850,534	0.2
3,943 (1)	SiTime Corp.	845,892	0.2
5,965 (1)	SkyWater Technology, Inc.	82,317	0.0
11,321 (1)	SMART Global Holdings, Inc.	217,250	0.0
45,086 (1)	SmartRent, Inc.	78,901	0.0
12,288	SolarWinds Corp.	175,104	0.0
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
65,500 (1)(2)	SoundHound AI, Inc. - Class A	$1,299,520	0.2
2,418 (1)	SoundThinking, Inc.	31,579	0.0
24,586 (1)	Sprinklr, Inc. - Class A	207,752	0.0
10,672 (1)	Sprout Social, Inc. - Class A	327,737	0.1
7,975 (1)	SPS Commerce, Inc.	1,467,320	0.3
8,352 (1)	Synaptics, Inc.	637,425	0.1
11,791 (1)	Telos Corp.	40,325	0.0
25,053 (1)	Tenable Holdings, Inc.	986,587	0.2
56,288 (1)	Terawulf, Inc.	318,590	0.1
21,591 (1)	TTM Technologies, Inc.	534,377	0.1
2,198 (1)	Tucows, Inc. - Class A	37,674	0.0
4,113 (1)	Turtle Beach Corp.	71,196	0.0
9,334 (1)	Ultra Clean Holdings, Inc.	335,557	0.1
14,420 (1)	Unisys Corp.	91,279	0.0
23,391 (1)	Varonis Systems, Inc.	1,039,262	0.2
11,897 (1)	Veeco Instruments, Inc.	318,840	0.1
12,989 (1)	Verint Systems, Inc.	356,548	0.1
11,545 (1)	Vertex, Inc. - Class A	615,926	0.1
2,263 (1)	Viant Technology, Inc. - Class A	42,974	0.0
26,919 (1)(2)	Viasat, Inc.	229,081	0.0
47,670 (1)	Viavi Solutions, Inc.	481,467	0.1
26,981	Vishay Intertechnology, Inc.	457,058	0.1
3,273 (1)	Vishay Precision Group, Inc.	76,817	0.0
8,754 (1)	Weave Communications, Inc.	139,364	0.0
19,469 (1)	WM Technology, Inc.	26,867	0.0
10,775 (1)	Workiva, Inc.	1,179,863	0.2
24,759 (2)	Xerox Holdings Corp.	208,718	0.0
10,382 (1)	Xperi, Inc.	106,623	0.0
23,215 (1)	Yext, Inc.	147,647	0.0
38,086 (1)	Zeta Global Holdings Corp. - Class A	685,167	0.1
29,284 (1)	Zuora, Inc. - Class A	290,497	0.1
		82,183,619	14.3

	Materials: 4.3%
5,914	AdvanSix, Inc.	168,490	0.0
2,330 (1)	Alpha Metallurgical Resources, Inc.	466,280	0.1
6,739	American Vanguard Corp.	31,202	0.0
230,710 (1)	Arcadium Lithium PLC	1,183,542	0.2
3,713	Arch Resources, Inc.	524,350	0.1
31,634	Ardagh Metal Packaging SA	95,218	0.0
6,288 (1)	Arq, Inc.	47,600	0.0
10,657 (1)(2)	ASP Isotopes, Inc.	48,276	0.0
12,470 (1)	Aspen Aerogels, Inc.	148,144	0.0
19,191	Avient Corp.	784,144	0.1
6,916	Balchem Corp.	1,127,274	0.2
11,347	Cabot Corp.	1,036,095	0.2
4,351	Caledonia Mining Corp. PLC	40,943	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
10,137	Carpenter Technology Corp.	$1,720,350	0.3
11,383 (1)	Century Aluminum Co.	207,398	0.0
3,635 (1)	Clearwater Paper Corp.	108,214	0.0
84,572 (1)	Coeur Mining, Inc.	483,752	0.1
24,065	Commercial Metals Co.	1,193,624	0.2
7,373	Compass Minerals International, Inc.	82,946	0.0
27,193 (1)	Constellium SE	279,272	0.1
2,014 (1)	Contango ORE, Inc.	20,180	0.0
17,652 (1)	Dakota Gold Corp.	38,834	0.0
25,385 (1)	Ecovyst, Inc.	193,941	0.0
6,738	FutureFuel Corp.	35,644	0.0
6,415	Greif, Inc. - Class A	392,085	0.1
4,184	Hawkins, Inc.	513,251	0.1
11,564	HB Fuller Co.	780,339	0.1
125,416	Hecla Mining Co.	615,793	0.1
61,317 (1)	i-80 Gold Corp.	29,739	0.0
7,861 (1)	Ingevity Corp.	320,336	0.1
5,347	Innospec, Inc.	588,491	0.1
2,708 (1)	Intrepid Potash, Inc.	59,359	0.0
18,147 (1)(2)	Ivanhoe Electric, Inc. / US	137,010	0.0
3,322	Kaiser Aluminum Corp.	233,437	0.1
12,036 (1)	Knife River Corp.	1,223,339	0.2
4,444	Koppers Holdings, Inc.	143,986	0.0
5,387	Kronos Worldwide, Inc.	52,523	0.0
8,677 (1)(2)	Lifezone Metals Ltd.	60,305	0.0
13,082 (1)	LSB Industries, Inc.	99,292	0.0
4,458	Materion Corp.	440,807	0.1
11,595	Mativ Holdings, Inc.	126,386	0.0
12,037 (1)	Metals Acquisition Ltd. - Class A	127,833	0.0
6,884	Minerals Technologies, Inc.	524,630	0.1
8,477	Myers Industries, Inc.	93,586	0.0
53,737 (1)	Novagold Resources, Inc.	178,944	0.0
33,192 (1)	O-I Glass, Inc.	359,801	0.1
2,235	Olympic Steel, Inc.	73,330	0.0
12,585	Orion SA	198,717	0.0
8,787	Pactiv Evergreen, Inc.	153,509	0.0
29,125 (1)	Perimeter Solutions, Inc.	372,218	0.1
8,378 (1)	Perpetua Resources Corp.	89,393	0.0
4,151 (1)(2)	Piedmont Lithium, Inc.	36,280	0.0
26,524 (1)(2)	PureCycle Technologies, Inc.	271,871	0.1
2,960	Quaker Chemical Corp.	416,650	0.1
6,602	Ramaco Resources, Inc. - Class A	67,737	0.0
10,140 (1)	Ranpak Holdings Corp.	69,763	0.0
14,132 (1)	Rayonier Advanced Materials, Inc.	116,589	0.0
6,023	Ryerson Holding Corp.	111,486	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
5,775	Schnitzer Steel Industries, Inc. - Class A	$87,896	0.0
9,140	Sensient Technologies Corp.	651,316	0.1
1,153 (1)	Smith-Midland Corp.	51,262	0.0
44,041 (1)	SSR Mining, Inc.	306,525	0.1
4,662	Stepan Co.	301,631	0.1
25,405 (1)	Summit Materials, Inc. - Class A	1,285,493	0.2
18,052	SunCoke Energy, Inc.	193,156	0.0
7,411	Sylvamo Corp.	585,617	0.1
9,527 (1)	TimkenSteel Corp.	134,617	0.0
5,155 (1)	Tredegar Corp.	39,590	0.0
8,799	TriMas Corp.	216,367	0.1
25,549	Tronox Holdings PLC	257,279	0.1
2,292	United States Lime & Minerals, Inc.	304,240	0.1
1,960 (1)	Universal Stainless & Alloy Products, Inc.	86,299	0.0
11,043	Warrior Met Coal, Inc.	598,972	0.1
6,793	Worthington Industries, Inc.	272,467	0.1
7,056	Worthington Steel, Inc.	224,522	0.1
		24,741,777	4.3

	Real Estate: 6.1%
22,094	Acadia Realty Trust	533,791	0.1
16,430	Alexander & Baldwin, Inc.	291,468	0.1
547	Alexander's, Inc.	109,433	0.0
11,012	American Assets Trust, Inc.	289,175	0.1
30,422	American Healthcare REIT, Inc.	864,593	0.2
22,853 (1)	Anywhere Real Estate, Inc.	75,415	0.0
31,432 (1)	Apartment Investment and Management Co. - Class A	285,717	0.1
48,406	Apple Hospitality REIT, Inc.	743,032	0.1
14,933	Armada Hoffler Properties, Inc.	152,765	0.0
16,716	Braemar Hotels & Resorts, Inc.	50,148	0.0
36,563	Brandywine Realty Trust	204,753	0.0
40,321	Broadstone Net Lease, Inc.	639,491	0.1
36,014	CareTrust REIT, Inc.	974,179	0.2
5,435	CBL & Associates Properties, Inc.	159,843	0.0
3,367	Centerspace	222,727	0.0
11,728	Chatham Lodging Trust	104,966	0.0
10,781	City Office REIT, Inc.	59,511	0.0
6,036	Community Healthcare Trust, Inc.	115,952	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
78,752 (1)	Compass, Inc. - Class A	$460,699	0.1
23,803	COPT Defense Properties	736,703	0.1
4,821 (2)	CTO Realty Growth, Inc.	95,022	0.0
20,388	Curbline Properties Corp.	473,409	0.1
49,117 (1)	Cushman & Wakefield PLC	642,450	0.1
45,762	DiamondRock Hospitality Co.	413,231	0.1
33,455	DigitalBridge Group, Inc.	377,372	0.1
48,022	Diversified Healthcare Trust	110,451	0.0
34,286	Douglas Emmett, Inc.	636,348	0.1
20,889	Easterly Government Properties, Inc.	237,299	0.0
19,517	Elme Communities	298,025	0.1
29,372	Empire State Realty Trust, Inc. - Class A	303,119	0.1
37,229 (2)	Essential Properties Realty Trust, Inc.	1,164,523	0.2
17,688 (2)	eXp World Holdings, Inc.	203,589	0.0
10,474 (2)	Farmland Partners, Inc.	123,174	0.0
4,455 (1)	Forestar Group, Inc.	115,474	0.0
19,669	Four Corners Property Trust, Inc.	533,817	0.1
4,011 (1)	FRP Holdings, Inc.	122,857	0.0
11,215	Getty Realty Corp.	337,908	0.1
9,260	Gladstone Commercial Corp.	150,382	0.0
9,097	Gladstone Land Corp.	98,702	0.0
14,941	Global Medical REIT, Inc.	115,345	0.0
43,160	Global Net Lease, Inc.	315,068	0.1
30,612	Hudson Pacific Properties, Inc.	92,754	0.0
47,964	Independence Realty Trust, Inc.	951,606	0.2
16,101	Industrial Logistics Properties Trust	58,769	0.0
6,015	Innovative Industrial Properties, Inc.	400,840	0.1
14,790	InvenTrust Properties Corp.	445,623	0.1
17,914	JBG SMITH Properties	275,338	0.1
25,047	Kennedy-Wilson Holdings, Inc.	250,220	0.1
46,014	Kite Realty Group Trust	1,161,393	0.2
61,124	L.P. Industrial Trust	496,327	0.1
9,452	LTC Properties, Inc.	326,567	0.1
50,852	Macerich Co.	1,012,972	0.2
5,575	Marcus & Millichap, Inc.	213,299	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,975	National Health Investors, Inc.	$621,967	0.1
3,419	NET Lease Office Properties	106,707	0.0
16,137	NetSTREIT Corp.	228,339	0.0
28,544	Newmark Group, Inc. - Class A	365,649	0.1
5,932	NexPoint Diversified Real Estate Trust	36,185	0.0
5,115	NexPoint Residential Trust, Inc.	213,551	0.0
4,726	One Liberty Properties, Inc.	128,736	0.0
131,179 (1)	Opendoor Technologies, Inc.	209,886	0.0
13,399	Orion Office REIT, Inc.	49,710	0.0
31,356	Outfront Media, Inc.	556,255	0.1
42,506	Paramount Group, Inc.	209,980	0.0
8,466	Peakstone Realty Trust	93,719	0.0
25,658	Pebblebrook Hotel Trust	347,666	0.1
26,127	Phillips Edison & Co., Inc.	978,717	0.2
27,076	Piedmont Office Realty Trust, Inc. - Class A	247,745	0.0
9,367	Plymouth Industrial REIT, Inc.	166,733	0.0
17,060	PotlatchDeltic Corp.	669,605	0.1
4,380 (1)	RE/MAX Holdings, Inc. - Class A	46,735	0.0
20,743 (1)	Real Brokerage, Inc.	95,418	0.0
25,003 (1)	Redfin Corp.	196,774	0.0
26,209	Retail Opportunity Investments Corp.	454,988	0.1
32,834	RLJ Lodging Trust	335,235	0.1
4,318	RMR Group, Inc. - Class A	89,124	0.0
12,518	Ryman Hospitality Properties, Inc.	1,306,128	0.2
49,408	Sabra Health Care REIT, Inc.	855,747	0.2
11,488	Safehold, Inc.	212,298	0.0
3,030	Saul Centers, Inc.	117,564	0.0
35,784	Service Properties Trust	90,891	0.0
9,870	SITE Centers Corp.	150,912	0.0
15,141	SL Green Realty Corp.	1,028,377	0.2
7,907	St Joe Co.	355,261	0.1
24,342	Summit Hotel Properties, Inc.	166,743	0.0
43,270	Sunstone Hotel Investors, Inc.	512,317	0.1
22,810	Tanger Factory Outlet Centers, Inc.	778,505	0.1
5,965 (1)	Tejon Ranch Co.	94,843	0.0
20,282	Terreno Realty Corp.	1,199,477	0.2
14,311	UMH Properties, Inc.	270,192	0.1
51,871	Uniti Group, Inc.	285,290	0.1
3,199	Universal Health Realty Income Trust	119,035	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
26,325	Urban Edge Properties	$565,987	0.1
17,763	Veris Residential, Inc.	295,399	0.1
11,644	Whitestone REIT	164,995	0.0
22,286	Xenia Hotels & Resorts, Inc.	331,170	0.1
		34,978,189	6.1

	Utilities: 2.7%
12,113	ALLETE, Inc.	784,922	0.1
17,716 (1)	Altus Power, Inc.	72,104	0.0
7,923	American States Water Co.	615,776	0.1
16,727	Avista Corp.	612,710	0.1
14,358	Black Hills Corp.	840,230	0.2
25,831	Brookfield Infrastructure Corp. - Class A	1,033,498	0.2
10,422 (1)	Cadiz, Inc.	54,194	0.0
12,398	California Water Service Group	562,001	0.1
4,895	Chesapeake Utilities Corp.	594,008	0.1
3,695	Consolidated Water Co. Ltd.	95,664	0.0
3,580	Genie Energy Ltd. - Class B	55,812	0.0
35,765 (1)	Hawaiian Electric Industries, Inc.	347,994	0.1
7,889	MGE Energy, Inc.	741,250	0.1
4,014	Middlesex Water Co.	211,257	0.0
16,081 (1)	Montauk Renewables, Inc.	64,002	0.0
20,904	New Jersey Resources Corp.	975,172	0.2
8,527	Northwest Natural Holding Co.	337,328	0.1
12,958	NorthWestern Corp.	692,735	0.1
11,957	ONE Gas, Inc.	828,022	0.2
11,482	Ormat Technologies, Inc.	777,561	0.1
8,861	Otter Tail Corp.	654,296	0.1
18,970	PNM Resources, Inc.	932,755	0.2
21,069	Portland General Electric Co.	919,030	0.2
5,736 (1)	Pure Cycle Corp.	72,733	0.0
7,234	SJW Group	356,058	0.1
13,108	Southwest Gas Holdings, Inc.	926,867	0.2
11,786	Spire, Inc.	799,444	0.1
24,049 (1)(2)	Sunnova Energy International, Inc.	82,488	0.0
3,889	Unitil Corp.	210,745	0.0
3,983	York Water Co.	130,324	0.0
		15,380,980	2.7
	Total Common Stock (Cost $317,272,148)	570,862,143	99.4

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	Consumer Staples: —%
390 (3)(4)	GTX, Inc.	$—	—

	Health Care: 0.0%
4,590 (3)(4)	Aduro Biotech - CVR	—	—
14,198 (3)(4)	Chinook Therapeutics, Inc. CVR	5,537	0.0
2,194 (3)(4)	Omniab, Inc. - 12.5 Earnout Shares	—	—
2,194 (3)(4)	Omniab, Inc. - 15 Earnout Shares	—	—
		5,537	0.0
	Total Rights (Cost $800)	5,537	0.0
WARRANTS: 0.0%
	Health Care: 0.0%
752	Pulse Biosciences, Inc.	3,790	0.0
	Total Warrants (Cost $—)	3,790	0.0
	Total Long-Term Investments (Cost $317,272,948)	570,871,470	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Repurchase Agreements: 4.4%
5,021,435 (5)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $5,022,701, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $5,121,864, due 10/01/27-11/01/54)	5,021,435	0.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,990,850 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $6,992,612, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $7,130,667, due 10/01/29-02/01/57)	$6,990,850	1.2
238,793 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $238,851, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $243,569, due 03/27/25-01/01/55)	238,793	0.0
6,176,865 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $6,178,432, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $6,300,402, due 11/01/51-12/01/54)	6,176,865	1.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,990,850 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $6,992,666, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $7,111,986, due 01/15/26-02/15/53)	$6,990,850	1.2
	Total Repurchase Agreements (Cost $25,418,793)	25,418,793	4.4

	Time Deposits: 0.7%
640,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	640,000	0.1
670,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	670,000	0.1
710,000 (5)	Mizuho Bank Ltd., 4.330%, 01/02/2025	710,000	0.2
670,000 (5)	Royal Bank of Canada, 4.330%, 01/02/2025	670,000	0.1
690,000 (5)	Societe Generale S.A., 4.330%, 01/02/2025	690,000	0.1
690,000 (5)	Toronto-Dominion Bank, 4.350%, 01/02/2025	690,000	0.1
	Total Time Deposits (Cost $4,070,000)	4,070,000	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,248,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $4,248,000)	$4,248,000	0.8
	Total Short-Term Investments (Cost $33,736,793)	33,736,793	5.9
	Total Investments in Securities (Cost $351,009,741)	$604,608,263	105.3
	Liabilities in Excess of Other Assets	(30,188,297)	(5.3)
	Net Assets	$574,419,966	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $43,134 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,695,250	$—	$—	$15,695,250
Consumer Discretionary	55,451,087	—	—	55,451,087
Consumer Staples	16,178,678	—	—	16,178,678
Energy	29,238,373	—	—	29,238,373
Financials	104,691,582	—	—	104,691,582
Health Care	93,328,592	—	37,597	93,366,189
Industrials	98,956,419	—	—	98,956,419
Information Technology	82,183,619	—	—	82,183,619
Materials	24,741,777	—	—	24,741,777
Real Estate	34,978,189	—	—	34,978,189
Utilities	15,380,980	—	—	15,380,980
Total Common Stock	570,824,546	—	37,597	570,862,143
Rights	—	—	5,537	5,537
Warrants	—	3,790	—	3,790
Short-Term Investments	4,248,000	29,488,793	—	33,736,793
Total Investments, at fair value	$575,072,546	$29,492,583	$43,134	$604,608,263
Other Financial Instruments
Warrants	—	1,895	—	1,895
Liabilities Table
Other Financial Instruments+
Futures	$(308,891)	$—	$—	$(308,891)
Total Liabilities	$(308,891)	$—	$—	$(308,891)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	5,592
Chinook Therapeutics, Inc. CVR	8/14/2023	—	5,537
GTX, Inc.	6/10/2019	800	—
Inhibrx, Inc. CVR	5/31/2024	—	32,005
Omniab, Inc. - 12.5 Earnout Shares	11/2/2022	—	—
Omniab, Inc. - 15 Earnout Shares	11/2/2022	—	—
		$800	$43,134

At December 31, 2024, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
E-mini Russell 2000 Index	57	03/21/25	$6,411,930	$(308,891)
			$6,411,930	$(308,891)

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$308,891
Total Liability Derivatives		$308,891

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$932,891
Total	$932,891

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,007,374)
Total	$(1,007,374)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $360,062,560.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$299,529,401
Gross Unrealized Depreciation	(55,292,589)
Net Unrealized Appreciation	$244,236,812

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 35.0%
	United States Treasury Bonds: 2.4%
857,600	3.875%, 08/15/2040	$772,175	0.0
3,551,000	4.250%, 02/15/2054	3,240,510	0.2
4,869,000	4.250%, 08/15/2054	4,447,516	0.3
8,962,000	4.625%, 05/15/2044	8,691,078	0.6
21,108,800 (1)	4.625%, 11/15/2044	20,472,249	1.3
		37,623,528	2.4
	United States Treasury Notes: 32.6%
44,144,000	2.625%, 01/31/2026	43,402,496	2.8
8,078,000	3.375%, 09/15/2027	7,895,243	0.5
148,205,000	4.000%, 12/15/2027	147,071,011	9.4
8,255,000	4.125%, 11/30/2029	8,162,503	0.5
9,862,300	4.125%, 11/30/2031	9,654,049	0.6
9,272,300	4.250%, 11/30/2026	9,271,181	0.6
55,460,200	4.250%, 12/31/2026	55,466,923	3.5
33,822,000	4.250%, 11/15/2034	32,943,126	2.1
9,871,000	4.375%, 07/15/2027	9,897,871	0.6
131,896,000	4.375%, 12/31/2029	131,834,894	8.4
57,290,400	4.500%, 12/31/2031	57,342,568	3.6
134,000	4.625%, 06/15/2027	135,144	0.0
		513,077,009	32.6

	Total U.S. Treasury Obligations (Cost $552,676,649)	550,700,537	35.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.1%
	Federal Agricultural Mortgage Corporation: 0.1%
2,050,000	1.620%, 09/04/2025	2,013,986	0.1
	Federal Farm Credit Banks Funding Corporation: 0.2%
2,635,000	2.400%, 09/21/2026	2,550,119	0.2
338,000	3.400%, 04/25/2034	302,035	0.0
		2,852,154	0.2
	Federal Home Loan Bank: 0.3%
3,110,000	1.100%, 08/20/2026	2,946,053	0.2
1,175,000	3.500%, 06/11/2032	1,087,824	0.1
		4,033,877	0.3
	Federal Home Loan Mortgage Association: 0.2%(2)
473,000 (1)	6.625%, 11/15/2030	525,410	0.0
2,015,000	7.125%, 01/15/2030	2,261,548	0.2
		2,786,958	0.2
	Federal Home Loan Mortgage Corporation: 2.4%(2)
1,378,741	3.000%, 04/01/2045	1,211,005	0.1
1,403,888	3.000%, 04/01/2045	1,230,183	0.1
5,135,183	3.000%, 05/01/2045	4,497,136	0.3
2,286,852	3.000%, 11/01/2046	1,998,189	0.2
2,617,367	3.000%, 11/01/2047	2,278,896	0.2
89,723	3.500%, 01/01/2042	81,897	0.0
305,552	3.500%, 01/01/2042	279,192	0.0
1,204,988	3.500%, 08/01/2042	1,097,162	0.1
5,084,532	3.500%, 04/01/2043	4,619,852	0.3
4,971,059	3.500%, 02/01/2044	4,492,744	0.3
1,863,919	3.500%, 12/01/2046	1,675,782	0.1
982,406	3.500%, 12/01/2047	884,793	0.1
32,412	4.000%, 08/01/2040	30,634	0.0
275,451	4.000%, 04/01/2041	260,337	0.0
371,262	4.000%, 05/01/2041	349,962	0.0
24,472	4.000%, 08/01/2041	23,129	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
142,369	4.000%, 01/01/2042	$134,089	0.0
578,136	4.000%, 03/01/2042	546,425	0.1
32,007	4.000%, 12/01/2042	30,102	0.0
502,617	4.000%, 02/01/2044	474,060	0.1
175,207	4.000%, 07/01/2045	162,985	0.0
118,210	4.000%, 09/01/2045	109,964	0.0
151,954	4.000%, 09/01/2045	141,146	0.0
166,718	4.000%, 09/01/2045	154,519	0.0
1,948,536	4.000%, 11/01/2045	1,812,596	0.1
434,386	4.000%, 05/01/2046	404,089	0.1
111,691	4.000%, 11/01/2047	103,510	0.0
172,011	4.000%, 03/01/2048	159,832	0.0
20,993	4.500%, 03/01/2039	20,388	0.0
59,172	4.500%, 08/01/2039	57,467	0.0
67,371	4.500%, 09/01/2039	65,430	0.0
128,382	4.500%, 09/01/2039	124,682	0.0
152,258	4.500%, 09/01/2039	147,869	0.0
115,291	4.500%, 10/01/2039	111,642	0.0
200,684	4.500%, 12/01/2039	194,898	0.0
59,252	4.500%, 03/01/2040	57,543	0.0
158,044	4.500%, 04/01/2040	153,487	0.0
29,575	4.500%, 06/01/2040	28,722	0.0
122,174	4.500%, 07/01/2040	118,652	0.0
196,892	4.500%, 07/01/2040	191,215	0.0
50,221	4.500%, 08/01/2040	48,772	0.0
134,364	4.500%, 08/01/2040	130,490	0.0
58,008	4.500%, 03/01/2041	56,335	0.0
162,151	4.500%, 03/01/2041	157,473	0.0
75,333	4.500%, 04/01/2041	73,160	0.0
241,988	4.500%, 06/01/2041	235,008	0.0
158,119	4.500%, 07/01/2041	153,558	0.0
23,145	4.500%, 08/01/2041	22,057	0.0
384,343	4.500%, 08/01/2041	369,035	0.0
319,692	4.500%, 07/01/2048	305,177	0.0
9,202	5.000%, 03/01/2034	9,142	0.0
34,408	5.000%, 12/01/2034	34,182	0.0
36,338	5.000%, 08/01/2035	36,097	0.0
132,271	5.000%, 08/01/2035	131,380	0.0
33,604	5.000%, 10/01/2035	33,438	0.0
39,567	5.000%, 10/01/2035	39,324	0.0
48,937	5.000%, 10/01/2035	48,607	0.0
98,864	5.000%, 12/01/2035	98,337	0.0
14,839	5.000%, 04/01/2036	14,796	0.0
42,136	5.000%, 11/01/2036	41,877	0.0
33,006	5.000%, 02/01/2037	32,925	0.0
23,816	5.000%, 05/01/2037	23,747	0.0
346,454	5.000%, 10/01/2037	344,395	0.0
66,420	5.000%, 03/01/2038	66,053	0.0
191,372	5.000%, 03/01/2038	190,941	0.0
212,402	5.000%, 03/01/2038	211,618	0.0
48,120	5.000%, 04/01/2038	48,032	0.0
6,669	5.000%, 10/01/2038	6,657	0.0
23,850	5.000%, 06/01/2040	23,806	0.0
61,735	5.000%, 08/01/2040	61,621	0.0
140,046	5.000%, 04/01/2041	139,788	0.0
40,230	5.490%, 02/01/2037	40,658	0.0
28,723	5.500%, 09/01/2034	28,969	0.0
46,781	5.500%, 01/01/2035	47,182	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
17,767	5.500%, 09/01/2035	$18,007	0.0
368,578	5.500%, 09/01/2035	373,549	0.0
223,448	5.500%, 10/01/2035	226,462	0.0
33,607	5.500%, 03/01/2036	33,957	0.0
110,446	5.500%, 03/01/2036	111,935	0.0
21,148	5.500%, 05/01/2036	21,358	0.0
93,639	5.500%, 06/01/2036	94,709	0.0
1,733	5.500%, 07/01/2036	1,752	0.0
6,144	5.500%, 07/01/2036	6,227	0.0
34,576	5.500%, 07/01/2036	35,043	0.0
6,273	5.500%, 10/01/2036	6,357	0.0
43,065	5.500%, 11/01/2036	43,580	0.0
3,238	5.500%, 12/01/2036	3,261	0.0
21,850	5.500%, 12/01/2036	22,122	0.0
30,336	5.500%, 12/01/2036	30,714	0.0
4,771	5.500%, 02/01/2037	4,833	0.0
29,392	5.500%, 02/01/2037	29,714	0.0
9,460	5.500%, 05/01/2037	9,549	0.0
1,204	5.500%, 06/01/2037	1,215	0.0
15,182	5.500%, 12/01/2037	15,333	0.0
7,978	5.500%, 03/01/2038	8,036	0.0
2,371	5.500%, 06/01/2038	2,385	0.0
4,901	5.500%, 06/01/2038	4,932	0.0
4,542	5.500%, 08/01/2038	4,568	0.0
386	5.500%, 10/01/2038	389	0.0
308,355	5.500%, 11/01/2038	310,403	0.0
4,972	5.500%, 12/01/2038	5,002	0.0
6,416	5.500%, 12/01/2038	6,456	0.0
7,327	5.500%, 12/01/2038	7,400	0.0
8,465	5.500%, 01/01/2039	8,525	0.0
50,720	5.500%, 01/01/2039	51,062	0.0
30,560	5.500%, 01/01/2040	30,748	0.0
31,660	5.500%, 01/01/2040	31,864	0.0
29,618	5.500%, 03/01/2040	29,800	0.0
93,004	5.500%, 01/01/2041	93,575	0.0
41,442	5.750%, 05/01/2037	42,270	0.0
34,011	5.800%, 08/01/2037	34,891	0.0
31,366	5.800%, 09/01/2037	32,194	0.0
61,970	5.800%, 09/01/2037	63,493	0.0
1,003	6.000%, 04/01/2028	1,023	0.0
12,494	6.000%, 07/01/2028	12,664	0.0
79	6.000%, 04/01/2036	80	0.0
1,390	6.000%, 04/01/2036	1,443	0.0
4,185	6.000%, 04/01/2036	4,346	0.0
12,788	6.000%, 06/01/2036	13,289	0.0
4,316	6.000%, 07/01/2036	4,483	0.0
963	6.000%, 08/01/2036	978	0.0
4,193	6.000%, 08/01/2036	4,354	0.0
21,851	6.000%, 08/01/2036	22,326	0.0
24,672	6.000%, 01/01/2037	25,624	0.0
21,376	6.000%, 02/01/2037	22,201	0.0
1,098	6.000%, 04/01/2037	1,141	0.0
969	6.000%, 06/01/2037	1,003	0.0
3,358	6.000%, 06/01/2037	3,432	0.0
110	6.000%, 07/01/2037	114	0.0
3,302	6.000%, 07/01/2037	3,429	0.0
706	6.000%, 08/01/2037	732	0.0
1,290	6.000%, 08/01/2037	1,338	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
3,053	6.000%, 08/01/2037	$3,170	0.0
7,100	6.000%, 08/01/2037	7,347	0.0
113,589	6.000%, 08/01/2037	116,793	0.0
1,089	6.000%, 09/01/2037	1,129	0.0
1,833	6.000%, 09/01/2037	1,867	0.0
2,535	6.000%, 09/01/2037	2,631	0.0
4,616	6.000%, 10/01/2037	4,791	0.0
5,309	6.000%, 10/01/2037	5,510	0.0
7,412	6.000%, 10/01/2037	7,521	0.0
1,004	6.000%, 11/01/2037	1,018	0.0
1,457	6.000%, 11/01/2037	1,511	0.0
20,646	6.000%, 11/01/2037	21,413	0.0
35,915	6.000%, 12/01/2037	36,735	0.0
1,087	6.000%, 01/01/2038	1,122	0.0
5,241	6.000%, 01/01/2038	5,357	0.0
8,203	6.000%, 01/01/2038	8,518	0.0
6,288	6.000%, 05/01/2038	6,427	0.0
654	6.000%, 06/01/2038	678	0.0
8,028	6.000%, 07/01/2038	8,206	0.0
17,141	6.000%, 07/01/2038	17,762	0.0
435	6.000%, 09/01/2038	451	0.0
4,020	6.000%, 09/01/2038	4,169	0.0
9,286	6.000%, 09/01/2038	9,400	0.0
159,755	6.000%, 09/01/2038	162,231	0.0
5,347	6.000%, 11/01/2038	5,478	0.0
81,080	6.000%, 01/01/2039	83,920	0.0
50,805	6.000%, 04/01/2039	52,041	0.0
29,571	6.000%, 08/01/2039	30,120	0.0
20,360	6.000%, 10/01/2039	21,098	0.0
9,878	6.000%, 11/01/2039	10,257	0.0
24,868	6.000%, 11/01/2039	25,183	0.0
870	6.000%, 12/01/2039	899	0.0
29,769	6.000%, 05/01/2040	30,901	0.0
48,616	6.150%, 12/01/2037	49,603	0.0
15,176	6.150%, 01/01/2038	15,344	0.0
69,621	6.150%, 02/01/2038	71,125	0.0
494,000 (1)	6.250%, 07/15/2032	547,822	0.1
202,565 (3)	6.400%, (RFUCCT1Y + 1.900%), 02/01/2042	207,096	0.0
4,896	6.500%, 06/01/2036	5,084	0.0
1,102	6.500%, 08/01/2036	1,148	0.0
422	6.500%, 10/01/2036	436	0.0
16,128	6.500%, 10/01/2036	16,750	0.0
5,900	6.500%, 07/01/2037	6,069	0.0
3,803	6.500%, 09/01/2037	3,946	0.0
1,598	6.500%, 10/01/2037	1,647	0.0
2,454	6.500%, 11/01/2037	2,549	0.0
1,733	6.500%, 04/01/2038	1,810	0.0
7,439	6.500%, 04/01/2038	7,863	0.0
225	6.500%, 05/01/2038	233	0.0
647	6.500%, 08/01/2038	672	0.0
100	6.500%, 10/01/2038	103	0.0
3,958	6.500%, 11/01/2038	4,136	0.0
4,145	6.500%, 12/01/2038	4,288	0.0
6,084	6.500%, 12/01/2038	6,273	0.0
48,080	6.500%, 12/01/2038	49,619	0.0
185,324	6.500%, 12/01/2038	191,000	0.0
1,972	6.500%, 01/01/2039	2,062	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
815,000	6.750%, 09/15/2029	$896,440	0.1
		38,591,284	2.4
	Federal National Mortgage Association: 0.2%(2)
525,000	2.170%, 05/01/2030	462,965	0.0
575,000	2.170%, 05/01/2030	507,057	0.0
766,235	2.560%, 09/01/2029	698,912	0.1
497,788	3.000%, 09/01/2046	425,656	0.0
581,216	3.720%, 10/01/2029	562,191	0.0
749,190	4.630%, 11/01/2029	744,826	0.1
3,941	5.700%, 07/01/2036	3,928	0.0
31,974	5.700%, 07/01/2036	31,884	0.0
		3,437,419	0.2
	Government National Mortgage Association: 5.7%
2,529,978	2.000%, 12/20/2050	2,029,071	0.1
5,759,474	2.000%, 02/20/2051	4,616,792	0.3
1,495,670	2.500%, 03/20/2051	1,250,666	0.1
2,997,745	2.500%, 04/20/2051	2,506,679	0.2
2,321,473	2.500%, 05/20/2051	1,942,771	0.1
2,144,176	2.500%, 08/20/2051	1,792,904	0.1
2,189,468	2.500%, 10/20/2051	1,830,769	0.1
2,984,140	2.500%, 11/20/2051	2,495,246	0.2
5,947,579	2.500%, 12/20/2051	4,973,165	0.3
2,378,585	2.500%, 04/20/2052	1,988,823	0.1
1,354,348	3.000%, 07/20/2045	1,192,679	0.1
1,510,096	3.000%, 10/20/2051	1,280,893	0.1
7,324,934	3.000%, 10/20/2051	6,363,020	0.4
3,370,120	3.000%, 11/20/2051	2,859,514	0.2
2,186,447	3.000%, 12/20/2051	1,899,286	0.1
1,640,921	3.000%, 03/20/2052	1,421,978	0.1
4,463,612	3.500%, 03/20/2047	4,110,230	0.3
1,560,982	3.500%, 09/20/2047	1,406,434	0.1
5,164,425	3.500%, 03/20/2048	4,679,735	0.3
937,349	4.000%, 10/20/2043	890,320	0.1
501,609	4.000%, 03/20/2046	468,093	0.0
839,717	4.000%, 03/20/2046	783,618	0.1
4,191,250	4.000%, 09/20/2052	3,866,943	0.3
334,718	4.500%, 02/20/2041	324,975	0.0
101,097	4.500%, 03/20/2041	98,154	0.0
385,761	4.500%, 05/20/2041	374,531	0.0
305,864	4.500%, 06/20/2041	295,271	0.0
497,045	4.500%, 07/20/2041	482,575	0.0
370,997	4.500%, 09/20/2041	360,196	0.0
634,506	4.500%, 10/20/2041	616,033	0.0
789,538	4.500%, 01/20/2050	756,627	0.1
3,025,762	4.500%, 07/20/2052	2,868,161	0.2
4,917	5.000%, 10/15/2037	4,921	0.0
1,280	5.000%, 04/15/2038	1,280	0.0
22,105	5.000%, 03/15/2039	22,108	0.0
29,738	5.000%, 08/15/2039	30,120	0.0
250,319	5.000%, 09/15/2039	249,322	0.0
306,010	5.000%, 09/15/2039	305,860	0.0
294,680	5.000%, 02/15/2040	291,994	0.0
124,461	5.000%, 04/15/2040	122,172	0.0
455,239	5.000%, 06/15/2040	449,220	0.0
9,644	5.000%, 07/15/2040	9,496	0.0
124,673	5.000%, 04/15/2042	123,038	0.0
237,235	5.000%, 04/20/2042	236,507	0.0
180,641	5.000%, 06/20/2048	175,542	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
4,238,183	5.000%, 05/20/2053	$4,121,356	0.3
3,346,837	5.000%, 10/20/2054	3,249,920	0.2
11,877	5.500%, 07/20/2038	12,025	0.0
155,141	5.500%, 09/20/2039	158,983	0.0
12,048	5.500%, 10/20/2039	12,347	0.0
7,094	5.500%, 11/20/2039	7,265	0.0
265,576	5.500%, 11/20/2039	272,151	0.0
3,964	5.500%, 12/20/2040	4,058	0.0
13,892	5.500%, 01/20/2041	14,236	0.0
83,122	5.500%, 03/20/2041	85,179	0.0
129,513	5.500%, 04/20/2041	132,719	0.0
207,148	5.500%, 05/20/2041	212,276	0.0
203,818	5.500%, 06/20/2041	208,865	0.0
3,881,681	5.500%, 04/20/2053	3,863,000	0.3
2,947,852	5.500%, 05/20/2053	2,933,061	0.2
5,770	6.000%, 10/15/2036	6,017	0.0
15,105	6.000%, 08/15/2037	15,631	0.0
13,606	6.000%, 11/15/2037	14,106	0.0
3,437	6.000%, 12/15/2037	3,516	0.0
1,656	6.000%, 01/15/2038	1,686	0.0
16,112	6.000%, 01/15/2038	16,805	0.0
186	6.000%, 02/15/2038	191	0.0
12,334	6.000%, 02/15/2038	12,864	0.0
36,442	6.000%, 02/15/2038	37,269	0.0
64,790	6.000%, 05/15/2038	67,576	0.0
73,451	6.000%, 05/15/2038	75,689	0.0
8,449	6.000%, 07/15/2038	8,688	0.0
25,200	6.000%, 09/15/2038	26,284	0.0
343,686	6.000%, 08/20/2040	357,300	0.0
2,923,602	6.000%, 08/20/2053	2,946,410	0.2
3,152,903	6.000%, 07/20/2054	3,177,007	0.2
2,472,928	6.500%, 10/20/2053	2,520,458	0.2
		89,422,670	5.7
	Tennessee Valley Authority: 0.2%
10,000	6.150%, 01/15/2038	11,093	0.0
2,938,000 (1)	7.125%, 05/01/2030	3,297,061	0.2
		3,308,154	0.2
	Uniform Mortgage-Backed Securities: 16.8%
5,599,669	1.500%, 11/01/2050	4,147,717	0.3
22,697,274	2.000%, 12/01/2036	20,091,051	1.3
10,124,810	2.000%, 11/01/2040	8,464,481	0.5
5,124,989	2.000%, 02/01/2051	4,024,459	0.3
456,372	2.000%, 05/01/2051	357,263	0.0
3,524,286	2.000%, 05/01/2051	2,793,688	0.2
7,630,012	2.000%, 09/01/2051	5,980,121	0.4
6,692,290	2.000%, 11/01/2051	5,314,709	0.3
4,720,147	2.000%, 01/01/2052	3,737,876	0.2
8,696,261	2.000%, 01/01/2052	6,879,641	0.4
1,393,635	2.000%, 02/01/2052	1,106,348	0.1
2,905,399	2.000%, 02/01/2052	2,302,335	0.2
3,110,324	2.000%, 02/01/2052	2,469,666	0.2
5,367,341	2.000%, 02/01/2052	4,253,782	0.3
6,120,445	2.000%, 02/01/2052	4,859,910	0.3
7,269,524	2.000%, 02/01/2052	5,756,112	0.4
1,543,834	2.000%, 03/01/2052	1,222,542	0.1
1,956,073	2.000%, 03/01/2052	1,538,554	0.1
2,518,182	2.000%, 04/01/2052	1,999,681	0.1
8,869,225	2.000%, 10/01/2052	6,921,786	0.4

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
475,004	2.500%, 09/01/2027	$463,442	0.0
702,596	2.500%, 06/01/2030	670,387	0.1
935,390	2.500%, 06/01/2030	891,258	0.1
381,410	2.500%, 07/01/2030	363,159	0.0
3,823,052	2.500%, 04/01/2037	3,473,977	0.2
4,984,786	2.500%, 06/01/2050	4,135,951	0.3
8,936,289	2.500%, 08/01/2050	7,414,522	0.5
206,612	2.500%, 11/01/2050	171,590	0.0
1,807,658	2.500%, 05/01/2051	1,491,728	0.1
6,706,419	2.500%, 06/01/2051	5,513,963	0.4
904,739	2.500%, 09/01/2051	751,256	0.1
4,666,056	2.500%, 11/01/2051	3,847,797	0.3
4,258,154	2.500%, 12/01/2051	3,524,190	0.2
4,780,079	2.500%, 01/01/2052	3,941,277	0.3
1,007,126	2.500%, 02/01/2052	829,118	0.1
1,351,298	2.500%, 02/01/2052	1,112,364	0.1
1,718,402	2.500%, 02/01/2052	1,430,152	0.1
2,144,357	2.500%, 02/01/2052	1,771,724	0.1
1,397,376	2.500%, 03/01/2052	1,154,549	0.1
1,884,194	2.500%, 03/01/2052	1,555,632	0.1
5,419,040	2.500%, 03/01/2052	4,478,469	0.3
3,460,080	2.500%, 04/01/2052	2,844,785	0.2
122,630	3.000%, 06/01/2026	121,206	0.0
1,079,962	3.000%, 08/01/2030	1,044,498	0.1
407,728	3.000%, 09/01/2030	392,937	0.0
2,956,483	3.000%, 08/01/2035	2,778,384	0.2
5,148,840	3.000%, 12/01/2042	4,545,021	0.3
2,230,988	3.000%, 07/01/2043	1,969,468	0.1
1,021,925	3.000%, 09/01/2043	902,235	0.1
1,317,309	3.000%, 07/01/2046	1,152,702	0.1
474,885	3.000%, 08/01/2046	412,921	0.0
5,710,537	3.000%, 12/01/2046	4,958,162	0.3
2,066,144	3.000%, 01/01/2052	1,768,080	0.1
2,187,890	3.000%, 06/01/2052	1,862,416	0.1
337,975	3.500%, 05/01/2029	333,037	0.0
370,163	3.500%, 03/01/2041	337,919	0.0
407,890	3.500%, 12/01/2041	371,957	0.0
419,373	3.500%, 01/01/2042	382,282	0.0
976,239	3.500%, 10/01/2042	889,471	0.1
3,157,408	3.500%, 10/01/2042	2,875,800	0.2
2,392,985	3.500%, 11/01/2042	2,178,445	0.1
1,161,313	3.500%, 01/01/2046	1,048,886	0.1
867,602	3.500%, 02/01/2046	783,606	0.1
1,789,823	3.500%, 02/01/2046	1,616,589	0.1
901,438	3.500%, 02/01/2052	801,318	0.1
724,815	3.500%, 03/01/2052	648,727	0.0
68,517	4.000%, 10/01/2040	64,674	0.0
217,556	4.000%, 10/01/2040	205,353	0.0
2,466,421	4.000%, 11/01/2040	2,328,059	0.2
320,861	4.000%, 12/01/2040	302,865	0.0
405,952	4.000%, 12/01/2040	383,166	0.0
437,715	4.000%, 02/01/2041	413,152	0.0
138,851	4.000%, 03/01/2041	131,062	0.0
127,052	4.000%, 04/01/2041	119,924	0.0
95,355	4.000%, 09/01/2041	90,005	0.0
261,312	4.000%, 11/01/2041	245,993	0.0
96,215	4.000%, 12/01/2041	90,814	0.0
325,699	4.000%, 01/01/2042	307,009	0.0
160,309	4.000%, 07/01/2042	151,316	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
435,901	4.000%, 12/01/2042	$409,405	0.0
661,273	4.000%, 07/01/2043	621,744	0.0
312,224	4.000%, 02/01/2044	291,870	0.0
398,269	4.000%, 02/01/2044	373,934	0.0
70,295	4.000%, 03/01/2044	65,931	0.0
309,295	4.000%, 05/01/2045	287,428	0.0
1,769,674	4.000%, 06/01/2045	1,644,007	0.1
253,398	4.000%, 07/01/2045	236,075	0.0
361,526	4.000%, 07/01/2045	338,039	0.0
506,516	4.000%, 07/01/2045	472,651	0.0
592,040	4.000%, 07/01/2045	555,830	0.0
596,868	4.000%, 02/01/2046	555,679	0.0
1,021,359	4.000%, 02/01/2048	947,854	0.1
61,232	4.000%, 03/01/2048	56,781	0.0
289,137	4.000%, 03/01/2048	268,243	0.0
1,849,613	4.000%, 05/01/2052	1,695,903	0.1
21,973	4.500%, 07/01/2026	21,903	0.0
2,010	4.500%, 06/01/2034	1,942	0.0
5,838	4.500%, 05/01/2035	5,627	0.0
818	4.500%, 03/01/2038	794	0.0
227	4.500%, 05/01/2038	224	0.0
3,802	4.500%, 06/01/2038	3,674	0.0
7,211	4.500%, 07/01/2038	6,958	0.0
11,493	4.500%, 09/01/2038	11,026	0.0
94,533	4.500%, 03/01/2039	91,686	0.0
6,440	4.500%, 04/01/2039	6,246	0.0
8,185	4.500%, 04/01/2039	7,938	0.0
165,421	4.500%, 07/01/2039	160,443	0.0
414,346	4.500%, 09/01/2039	401,874	0.0
369,298	4.500%, 10/01/2039	358,174	0.0
86,181	4.500%, 12/01/2039	83,587	0.0
95,647	4.500%, 12/01/2039	92,767	0.0
122,240	4.500%, 12/01/2039	118,560	0.0
79,737	4.500%, 03/01/2040	77,335	0.0
75,168	4.500%, 10/01/2040	72,788	0.0
86,337	4.500%, 10/01/2040	83,737	0.0
88,947	4.500%, 10/01/2040	86,267	0.0
128,156	4.500%, 03/01/2041	123,569	0.0
68,170	4.500%, 06/01/2041	66,116	0.0
81,661	4.500%, 06/01/2041	79,201	0.0
671,121	4.500%, 06/01/2041	650,893	0.0
32,003	4.500%, 07/01/2041	31,039	0.0
62,997	4.500%, 07/01/2041	60,653	0.0
735,632	4.500%, 07/01/2041	713,476	0.1
46,309	4.500%, 08/01/2041	44,915	0.0
271,666	4.500%, 08/01/2041	263,486	0.0
390,731	4.500%, 08/01/2041	378,956	0.0
2,791,484	4.500%, 08/01/2052	2,640,648	0.2
3,625,117	4.500%, 10/01/2052	3,418,047	0.2
139	5.000%, 03/01/2027	138	0.0
925,079	5.000%, 04/01/2039	921,010	0.1
1,343,558	5.000%, 05/01/2042	1,339,300	0.1
1,806,351	5.000%, 09/01/2052	1,749,815	0.1
8,259,387	5.000%, 09/01/2052	7,990,106	0.5
873	5.500%, 08/01/2025	879	0.0
369	5.500%, 07/01/2027	370	0.0
97	5.500%, 08/01/2027	97	0.0
32,908	5.500%, 03/01/2034	33,172	0.0
37,928	5.500%, 04/01/2034	37,840	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
14,724	5.500%, 11/01/2034	$14,831	0.0
15,754	5.500%, 12/01/2034	15,888	0.0
183,079	5.500%, 02/01/2035	184,853	0.0
29,080	5.500%, 05/01/2035	29,434	0.0
25,256	5.500%, 09/01/2035	25,563	0.0
111,883	5.500%, 09/01/2035	112,695	0.0
21,030	5.500%, 04/01/2036	21,286	0.0
34,233	5.500%, 04/01/2036	34,649	0.0
6,956	5.500%, 05/01/2036	7,041	0.0
13,741	5.500%, 06/01/2036	13,901	0.0
89,800	5.500%, 07/01/2036	90,671	0.0
52,509	5.500%, 11/01/2036	53,148	0.0
75,049	5.500%, 12/01/2036	75,962	0.0
148,862	5.500%, 12/01/2036	150,216	0.0
25,083	5.500%, 01/01/2037	25,388	0.0
21,231	5.500%, 03/01/2037	21,435	0.0
108,328	5.500%, 03/01/2037	109,424	0.0
232,904	5.500%, 03/01/2037	235,023	0.0
91,357	5.500%, 08/01/2037	92,467	0.0
267	5.500%, 01/01/2038	268	0.0
326	5.500%, 01/01/2038	328	0.0
1,336	5.500%, 01/01/2038	1,343	0.0
3,743	5.500%, 03/01/2038	3,762	0.0
3,637	5.500%, 05/01/2038	3,655	0.0
13,941	5.500%, 06/01/2038	14,025	0.0
350,152	5.500%, 09/01/2038	352,263	0.0
112,434	5.500%, 12/01/2038	112,976	0.0
25,092	5.500%, 06/01/2039	25,223	0.0
33,145	5.500%, 05/01/2040	33,305	0.0
204,436	5.500%, 06/01/2040	205,420	0.0
4,238,296	5.500%, 06/01/2053	4,188,222	0.3
4,576,275	5.500%, 08/01/2053	4,521,011	0.3
7,469,300	5.500%, 09/01/2053	7,380,898	0.5
2,666	6.000%, 01/01/2034	2,732	0.0
20,954	6.000%, 12/01/2034	21,574	0.0
5,276	6.000%, 05/01/2035	5,361	0.0
12,479	6.000%, 01/01/2036	12,610	0.0
25,718	6.000%, 01/01/2036	26,077	0.0
4,906	6.000%, 02/01/2036	5,089	0.0
9,531	6.000%, 03/01/2036	9,786	0.0
12,691	6.000%, 03/01/2036	13,290	0.0
4,554	6.000%, 04/01/2036	4,723	0.0
33,485	6.000%, 05/01/2036	34,726	0.0
96	6.000%, 06/01/2036	98	0.0
1,351	6.000%, 08/01/2036	1,375	0.0
7,881	6.000%, 08/01/2036	8,175	0.0
5,937	6.000%, 09/01/2036	6,158	0.0
20,781	6.000%, 09/01/2036	21,553	0.0
31,583	6.000%, 09/01/2036	32,360	0.0
6,013	6.000%, 10/01/2036	6,175	0.0
74,971	6.000%, 12/01/2036	76,539	0.0
236,571	6.000%, 12/01/2036	245,358	0.0
6,071	6.000%, 01/01/2037	6,156	0.0
4,446	6.000%, 02/01/2037	4,536	0.0
4,250	6.000%, 04/01/2037	4,325	0.0
31,802	6.000%, 07/01/2037	32,965	0.0
104	6.000%, 08/01/2037	106	0.0
1,190	6.000%, 08/01/2037	1,229	0.0
7,351	6.000%, 08/01/2037	7,620	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
171	6.000%, 09/01/2037	$177	0.0
456	6.000%, 09/01/2037	463	0.0
1,750	6.000%, 09/01/2037	1,807	0.0
3,626	6.000%, 09/01/2037	3,746	0.0
5,770	6.000%, 09/01/2037	5,874	0.0
131	6.000%, 10/01/2037	135	0.0
776	6.000%, 10/01/2037	801	0.0
912	6.000%, 10/01/2037	936	0.0
1,683	6.000%, 10/01/2037	1,723	0.0
822	6.000%, 11/01/2037	826	0.0
5,222	6.000%, 11/01/2037	5,295	0.0
5,282	6.000%, 11/01/2037	5,388	0.0
7,206	6.000%, 11/01/2037	7,418	0.0
18,485	6.000%, 11/01/2037	19,172	0.0
1,988	6.000%, 12/01/2037	2,037	0.0
8,576	6.000%, 12/01/2037	8,861	0.0
12,956	6.000%, 12/01/2037	13,413	0.0
21,847	6.000%, 12/01/2037	22,641	0.0
3,857	6.000%, 01/01/2038	3,906	0.0
642	6.000%, 02/01/2038	649	0.0
33,086	6.000%, 02/01/2038	34,036	0.0
1,974	6.000%, 03/01/2038	2,002	0.0
55,423	6.000%, 03/01/2038	56,250	0.0
6,061	6.000%, 04/01/2038	6,224	0.0
114,139	6.000%, 04/01/2038	118,337	0.0
6,613	6.000%, 05/01/2038	6,684	0.0
9,172	6.000%, 05/01/2038	9,484	0.0
921	6.000%, 06/01/2038	934	0.0
6,503	6.000%, 07/01/2038	6,634	0.0
20,524	6.000%, 07/01/2038	21,022	0.0
679	6.000%, 08/01/2038	688	0.0
1,138	6.000%, 08/01/2038	1,178	0.0
5,706	6.000%, 09/01/2038	5,765	0.0
7,580	6.000%, 09/01/2038	7,693	0.0
29,637	6.000%, 09/01/2038	30,160	0.0
14,001	6.000%, 10/01/2038	14,302	0.0
19,562	6.000%, 10/01/2038	20,000	0.0
29,939	6.000%, 10/01/2038	30,933	0.0
245,152	6.000%, 10/01/2039	254,270	0.0
5,517	6.000%, 11/01/2039	5,576	0.0
14,743,310	6.000%, 09/01/2053	14,827,835	1.0
5,609,803	6.000%, 11/01/2053	5,641,964	0.4
149	6.500%, 04/01/2030	155	0.0
44,447	6.500%, 02/01/2034	45,745	0.0
4,145	6.500%, 11/01/2034	4,368	0.0
6,890	6.500%, 01/01/2036	7,156	0.0
12,089	6.500%, 03/01/2036	12,508	0.0
19,238	6.500%, 04/01/2036	19,742	0.0
3,457	6.500%, 06/01/2036	3,563	0.0
481	6.500%, 07/01/2036	496	0.0
698	6.500%, 07/01/2036	727	0.0
4,239	6.500%, 07/01/2036	4,367	0.0
8,062	6.500%, 07/01/2036	8,424	0.0
10,599	6.500%, 07/01/2036	10,948	0.0
26,187	6.500%, 07/01/2036	27,018	0.0
476	6.500%, 08/01/2036	491	0.0
514	6.500%, 09/01/2036	533	0.0
5,642	6.500%, 09/01/2036	5,830	0.0
5,737	6.500%, 09/01/2036	5,857	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
41,652	6.500%, 09/01/2036	$42,919	0.0
691	6.500%, 11/01/2036	712	0.0
1,288	6.500%, 11/01/2036	1,340	0.0
756	6.500%, 12/01/2036	774	0.0
10,189	6.500%, 12/01/2036	10,491	0.0
16,368	6.500%, 01/01/2037	16,909	0.0
25,789	6.500%, 01/01/2037	26,640	0.0
2,507	6.500%, 03/01/2037	2,570	0.0
4,303	6.500%, 03/01/2037	4,424	0.0
9,079	6.500%, 03/01/2037	9,340	0.0
132	6.500%, 07/01/2037	138	0.0
1,085	6.500%, 08/01/2037	1,121	0.0
1,228	6.500%, 08/01/2037	1,264	0.0
223	6.500%, 09/01/2037	233	0.0
482	6.500%, 09/01/2037	498	0.0
482	6.500%, 09/01/2037	500	0.0
2,127	6.500%, 09/01/2037	2,218	0.0
6,538	6.500%, 09/01/2037	6,734	0.0
51,988	6.500%, 09/01/2037	54,327	0.0
63,646	6.500%, 09/01/2037	65,797	0.0
229	6.500%, 10/01/2037	238	0.0
847	6.500%, 10/01/2037	886	0.0
1,960	6.500%, 10/01/2037	2,031	0.0
5,529	6.500%, 10/01/2037	5,743	0.0
11,061	6.500%, 10/01/2037	11,431	0.0
36,886	6.500%, 11/01/2037	38,312	0.0
1,094	6.500%, 12/01/2037	1,126	0.0
1,168	6.500%, 12/01/2037	1,204	0.0
1,253	6.500%, 12/01/2037	1,290	0.0
1,270	6.500%, 12/01/2037	1,309	0.0
4,357	6.500%, 12/01/2037	4,483	0.0
4,553	6.500%, 12/01/2037	4,760	0.0
49,115	6.500%, 12/01/2037	50,880	0.0
443	6.500%, 01/01/2038	457	0.0
7,169	6.500%, 01/01/2038	7,478	0.0
32,053	6.500%, 03/01/2038	33,297	0.0
19,516	6.500%, 04/01/2038	20,404	0.0
23,325	6.500%, 08/01/2038	24,096	0.0
30,817	6.500%, 08/01/2038	31,769	0.0
19,124	6.500%, 09/01/2038	19,756	0.0
1,313	6.500%, 10/01/2038	1,373	0.0
4,926	6.500%, 10/01/2038	5,052	0.0
10,534	6.500%, 10/01/2038	10,961	0.0
81,569	6.500%, 10/01/2038	84,835	0.0
7,490	6.500%, 11/01/2038	7,788	0.0
395	6.500%, 01/01/2039	405	0.0
19,759	6.500%, 01/01/2039	20,401	0.0
4,532	6.500%, 03/01/2039	4,673	0.0
4,576	6.500%, 09/01/2039	4,710	0.0
7,220,802	6.500%, 10/01/2053	7,381,160	0.5
		264,264,815	16.8
	Total U.S. Government Agency Obligations (Cost $446,242,695)	410,711,317	26.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.2%
	Basic Materials: 0.6%
38,000	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$35,736	0.0
274,000	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	237,905	0.1
128,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	91,396	0.0
38,000	Albemarle Corp., 4.650%, 06/01/2027	37,709	0.0
36,000 (1)	Albemarle Corp., 5.050%, 06/01/2032	34,289	0.0
21,000	Albemarle Corp., 5.450%, 12/01/2044	18,773	0.0
27,000 (1)	Albemarle Corp., 5.650%, 06/01/2052	23,260	0.0
29,000 (1)	ArcelorMittal SA, 4.250%, 07/16/2029	28,099	0.0
23,000	ArcelorMittal SA, 4.550%, 03/11/2026	22,873	0.0
29,000	ArcelorMittal SA, 6.000%, 06/17/2034	29,532	0.0
29,000	ArcelorMittal SA, 6.350%, 06/17/2054	28,684	0.0
70,000	ArcelorMittal SA, 6.550%, 11/29/2027	72,836	0.0
25,000	ArcelorMittal SA, 6.750%, 03/01/2041	25,754	0.0
58,000 (1)	ArcelorMittal SA, 6.800%, 11/29/2032	62,003	0.0
40,000	ArcelorMittal SA, 7.000%, 10/15/2039	42,727	0.0
195,000	Barrick PD Australia Finance Pty Ltd., 5.950%, 10/15/2039	197,551	0.0
59,000	BHP Billiton Finance USA Ltd., 4.125%, 02/24/2042	49,732	0.0
59,000	BHP Billiton Finance USA Ltd., 4.750%, 02/28/2028	58,924	0.0
59,000	BHP Billiton Finance USA Ltd., 4.875%, 02/27/2026	59,209	0.0
44,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	43,247	0.0
148,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	138,486	0.0
41,000	BHP Billiton Finance USA Ltd., 5.100%, 09/08/2028	41,395	0.0
50,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	50,557	0.0
53,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	53,865	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
89,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	$89,487	0.0
47,000	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	45,937	0.0
19,000	BHP Billiton Finance USA Ltd., 6.420%, 03/01/2026	19,398	0.0
23,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	21,530	0.0
116,000	Celanese US Holdings LLC, 6.165%, 07/15/2027	117,767	0.0
44,000	Celanese US Holdings LLC, 6.330%, 07/15/2029	44,925	0.0
58,000	Celanese US Holdings LLC, 6.379%, 07/15/2032	58,941	0.0
58,000	Celanese US Holdings LLC, 6.600%, 11/15/2028	59,439	0.0
58,000	Celanese US Holdings LLC, 6.800%, 11/15/2030	60,066	0.0
58,000	Celanese US Holdings LLC, 6.950%, 11/15/2033	60,224	0.0
44,000	CF Industries, Inc., 4.950%, 06/01/2043	38,834	0.0
44,000	CF Industries, Inc., 5.150%, 03/15/2034	42,751	0.0
44,000	CF Industries, Inc., 5.375%, 03/15/2044	40,972	0.0
49,000	Dow Chemical Co., 2.100%, 11/15/2030	41,637	0.0
441,000	Dow Chemical Co., 3.600%, 11/15/2050	303,137	0.1
235,000	Dow Chemical Co., 4.250%, 10/01/2034	213,646	0.1
212,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	211,242	0.0
146,000	Eastman Chemical Co., 4.650%, 10/15/2044	123,732	0.0
273,000	Ecolab, Inc., 2.700%, 12/15/2051	165,993	0.0
29,000	EIDP, Inc., 2.300%, 07/15/2030	25,406	0.0
35,000	EIDP, Inc., 4.500%, 05/15/2026	34,985	0.0
35,000 (1)	EIDP, Inc., 4.800%, 05/15/2033	34,015	0.0
30,000	FMC Corp., 3.200%, 10/01/2026	29,130	0.0
30,000	FMC Corp., 3.450%, 10/01/2029	27,505	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
30,000	FMC Corp., 4.500%, 10/01/2049	$22,883	0.0
30,000	FMC Corp., 5.150%, 05/18/2026	30,050	0.0
30,000	FMC Corp., 5.650%, 05/18/2033	29,692	0.0
30,000	FMC Corp., 6.375%, 05/18/2053	29,599	0.0
29,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	28,236	0.0
27,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	25,681	0.0
26,000	Freeport-McMoRan, Inc., 4.375%, 08/01/2028	25,374	0.0
35,000	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	33,955	0.0
27,000	Freeport-McMoRan, Inc., 5.000%, 09/01/2027	27,014	0.0
28,000	Freeport-McMoRan, Inc., 5.250%, 09/01/2029	28,143	0.0
43,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	42,568	0.0
101,000	Freeport-McMoRan, Inc., 5.450%, 03/15/2043	94,450	0.0
30,000	International Flavors & Fragrances, Inc., 4.375%, 06/01/2047	23,501	0.0
24,000	International Flavors & Fragrances, Inc., 4.450%, 09/26/2028	23,487	0.0
47,000	International Flavors & Fragrances, Inc., 5.000%, 09/26/2048	40,502	0.0
224,000	International Paper Co., 4.350%, 08/15/2048	180,526	0.0
184,000	Linde, Inc., 1.100%, 08/10/2030	152,132	0.0
18,000	Lubrizol Corp., 6.500%, 10/01/2034	19,846	0.0
58,000	LYB International Finance BV, 4.875%, 03/15/2044	49,928	0.0
44,000	LYB International Finance BV, 5.250%, 07/15/2043	40,037	0.0
34,000	LYB International Finance II BV, 3.500%, 03/02/2027	33,078	0.0
29,000	LYB International Finance III LLC, 1.250%, 10/01/2025	28,248	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
29,000	LYB International Finance III LLC, 2.250%, 10/01/2030	$24,812	0.0
44,000	LYB International Finance III LLC, 3.375%, 10/01/2040	32,162	0.0
58,000	LYB International Finance III LLC, 3.625%, 04/01/2051	38,991	0.0
29,000	LYB International Finance III LLC, 3.800%, 10/01/2060	19,282	0.0
58,000	LYB International Finance III LLC, 4.200%, 10/15/2049	43,498	0.0
58,000	LYB International Finance III LLC, 4.200%, 05/01/2050	43,310	0.0
44,000	LYB International Finance III LLC, 5.500%, 03/01/2034	43,195	0.0
29,000	LYB International Finance III LLC, 5.625%, 05/15/2033	29,295	0.0
58,000 (1)	LyondellBasell Industries NV, 4.625%, 02/26/2055	45,791	0.0
137,000	Mosaic Co., 5.450%, 11/15/2033	135,809	0.0
88,000	Newmont Corp., 2.800%, 10/01/2029	80,277	0.0
252,000	Newmont Corp., 6.250%, 10/01/2039	265,515	0.1
181,000	Newmont Corp. / Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	166,366	0.0
588,000	Nucor Corp., 2.000%, 06/01/2025	580,941	0.1
26,000	Nucor Corp., 2.979%, 12/15/2055	15,470	0.0
33,000	Nucor Corp., 3.850%, 04/01/2052	24,480	0.0
19,000	Nucor Corp., 4.400%, 05/01/2048	15,848	0.0
17,000	Nucor Corp., 5.200%, 08/01/2043	16,237	0.0
32,000	Nucor Corp., 6.400%, 12/01/2037	34,546	0.0
39,000	Nutrien Ltd., 2.950%, 05/13/2030	35,113	0.0
30,000	Nutrien Ltd., 3.950%, 05/13/2050	22,409	0.0
24,000	Nutrien Ltd., 4.000%, 12/15/2026	23,689	0.0
26,000	Nutrien Ltd., 4.125%, 03/15/2035	23,061	0.0
44,000	Nutrien Ltd., 4.200%, 04/01/2029	42,710	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
44,000	Nutrien Ltd., 4.900%, 03/27/2028	$44,001	0.0
30,000	Nutrien Ltd., 4.900%, 06/01/2043	26,718	0.0
44,000	Nutrien Ltd., 5.000%, 04/01/2049	39,235	0.0
27,000	Nutrien Ltd., 5.250%, 01/15/2045	24,918	0.0
27,000	Nutrien Ltd., 5.625%, 12/01/2040	26,341	0.0
44,000	Nutrien Ltd., 5.800%, 03/27/2053	43,333	0.0
28,000	Nutrien Ltd., 5.875%, 12/01/2036	28,486	0.0
24,000	Nutrien Ltd., 6.125%, 01/15/2041	24,604	0.0
71,000	PPG Industries, Inc., 1.200%, 03/15/2026	68,046	0.0
56,000	PPG Industries, Inc., 2.550%, 06/15/2030	49,436	0.0
18,000	Rio Tinto Alcan, Inc., 5.750%, 06/01/2035	18,507	0.0
44,000	Rio Tinto Alcan, Inc., 6.125%, 12/15/2033	46,530	0.0
24,000	Rio Tinto Alcan, Inc., 7.250%, 03/15/2031	26,546	0.0
74,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	45,167	0.0
68,000	Rio Tinto Finance USA Ltd., 5.200%, 11/02/2040	65,538	0.0
44,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	47,301	0.0
44,000	Rio Tinto Finance USA PLC, 4.125%, 08/21/2042	36,962	0.0
30,000	Rio Tinto Finance USA PLC, 4.750%, 03/22/2042	27,435	0.0
38,000 (1)	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	37,983	0.0
65,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	60,173	0.0
17,000	RPM International, Inc., 2.950%, 01/15/2032	14,656	0.0
23,000	RPM International, Inc., 3.750%, 03/15/2027	22,491	0.0
17,000	RPM International, Inc., 4.250%, 01/15/2048	14,135	0.0
20,000	RPM International, Inc., 4.550%, 03/01/2029	19,679	0.0
17,000	RPM International, Inc., 5.250%, 06/01/2045	15,919	0.0
30,000	Sherwin-Williams Co., 2.900%, 03/15/2052	18,268	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
30,000	Sherwin-Williams Co., 3.300%, 05/15/2050	$19,875	0.0
588,000	Sherwin-Williams Co., 3.450%, 06/01/2027	572,070	0.1
33,000	Sherwin-Williams Co., 3.800%, 08/15/2049	24,227	0.0
43,000	Sherwin-Williams Co., 4.500%, 06/01/2047	36,203	0.0
198,000	Southern Copper Corp., 5.875%, 04/23/2045	193,698	0.0
65,000	Southern Copper Corp., 6.750%, 04/16/2040	70,058	0.0
20,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	18,416	0.0
29,000	Steel Dynamics, Inc., 3.250%, 01/15/2031	26,171	0.0
23,000	Steel Dynamics, Inc., 3.250%, 10/15/2050	15,165	0.0
35,000	Steel Dynamics, Inc., 3.450%, 04/15/2030	32,472	0.0
23,000	Steel Dynamics, Inc., 5.000%, 12/15/2026	22,998	0.0
35,000	Steel Dynamics, Inc., 5.375%, 08/15/2034	34,718	0.0
195,000	Suzano Austria GmbH, 2.500%, 09/15/2028	174,586	0.0
93,000	Suzano Austria GmbH, 3.750%, 01/15/2031	82,269	0.0
59,000	Suzano Austria GmbH DM3N, 3.125%, 01/15/2032	49,007	0.0
41,000	Suzano International Finance BV, 5.500%, 01/17/2027	41,128	0.0
89,000	Vale Overseas Ltd., 3.750%, 07/08/2030	81,719	0.0
89,000 (1)	Vale Overseas Ltd., 6.125%, 06/12/2033	89,991	0.0
79,000	Vale Overseas Ltd., 6.875%, 11/21/2036	84,001	0.0
68,000	Vale Overseas Ltd., 6.875%, 11/10/2039	72,176	0.0
38,000	Vale Overseas Ltd., 8.250%, 01/17/2034	44,722	0.0
29,000	Vale SA, 5.625%, 09/11/2042	27,786	0.0
21,000	Westlake Corp., 2.875%, 08/15/2041	14,175	0.0
36,000	Westlake Corp., 3.125%, 08/15/2051	22,430	0.0
18,000	Westlake Corp., 3.375%, 06/15/2030	16,531	0.0
27,000	Westlake Corp., 3.375%, 08/15/2061	16,236	0.0
44,000	Westlake Corp., 3.600%, 08/15/2026	43,134	0.0
30,000	Westlake Corp., 4.375%, 11/15/2047	23,764	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
41,000	Westlake Corp., 5.000%, 08/15/2046	$35,759	0.0
		9,084,871	0.6
	Communications: 2.2%
500,000 (1)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	421,800	0.1
200,000	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	136,272	0.0
588,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	566,779	0.1
407,000	Alphabet, Inc., 1.100%, 08/15/2030	338,545	0.0
304,000	Alphabet, Inc., 1.900%, 08/15/2040	198,736	0.0
74,000	Amazon.com, Inc., 0.800%, 06/03/2025	72,930	0.0
163,000	Amazon.com, Inc., 1.000%, 05/12/2026	156,047	0.0
74,000	Amazon.com, Inc., 1.200%, 06/03/2027	68,624	0.0
118,000	Amazon.com, Inc., 1.500%, 06/03/2030	100,143	0.0
133,000	Amazon.com, Inc., 1.650%, 05/12/2028	121,169	0.0
178,000	Amazon.com, Inc., 2.100%, 05/12/2031	152,097	0.0
148,000	Amazon.com, Inc., 2.500%, 06/03/2050	88,377	0.0
118,000	Amazon.com, Inc., 2.700%, 06/03/2060	67,760	0.0
118,000	Amazon.com, Inc., 2.875%, 05/12/2041	86,681	0.0
192,000	Amazon.com, Inc., 3.100%, 05/12/2051	129,529	0.0
207,000	Amazon.com, Inc., 3.150%, 08/22/2027	199,928	0.0
104,000	Amazon.com, Inc., 3.250%, 05/12/2061	67,730	0.0
118,000	Amazon.com, Inc., 3.300%, 04/13/2027	115,181	0.0
89,000	Amazon.com, Inc., 3.450%, 04/13/2029	85,377	0.0
148,000	Amazon.com, Inc., 3.600%, 04/13/2032	137,035	0.0
163,000	Amazon.com, Inc., 3.875%, 08/22/2037	144,057	0.0
148,000	Amazon.com, Inc., 3.950%, 04/13/2052	116,791	0.0
207,000	Amazon.com, Inc., 4.050%, 08/22/2047	171,223	0.0
74,000	Amazon.com, Inc., 4.100%, 04/13/2062	57,957	0.0
133,000	Amazon.com, Inc., 4.250%, 08/22/2057	109,037	0.0
118,000	Amazon.com, Inc., 4.550%, 12/01/2027	118,731	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
74,000	Amazon.com, Inc., 4.600%, 12/01/2025	$74,118	0.0
89,000	Amazon.com, Inc., 4.650%, 12/01/2029	89,581	0.0
133,000	Amazon.com, Inc., 4.700%, 12/01/2032	132,259	0.0
74,000	Amazon.com, Inc., 4.800%, 12/05/2034	73,707	0.0
89,000	Amazon.com, Inc., 4.950%, 12/05/2044	84,923	0.0
52,000	Amazon.com, Inc., 5.200%, 12/03/2025	52,315	0.0
408,000	America Movil SAB de CV, 6.125%, 11/15/2037	422,153	0.1
37,000	America Movil SAB de CV, 6.375%, 03/01/2035	39,336	0.0
588,000	AT&T, Inc., 1.700%, 03/25/2026	567,160	0.1
1,175,000	AT&T, Inc., 3.500%, 06/01/2041	901,017	0.1
1,114,000	AT&T, Inc., 3.500%, 09/15/2053	750,813	0.1
588,000	AT&T, Inc., 3.650%, 06/01/2051	415,646	0.0
588,000	AT&T, Inc., 4.500%, 05/15/2035	544,209	0.1
500,000	AT&T, Inc., 4.650%, 06/01/2044	427,004	0.1
588,000	Baidu, Inc., 1.720%, 04/09/2026	565,006	0.1
44,000	Bell Telephone Co. of Canada or Bell Canada, 3.650%, 08/15/2052	30,418	0.0
36,000	Bell Telephone Co. of Canada or Bell Canada, 4.300%, 07/29/2049	28,168	0.0
68,000	Bell Telephone Co. of Canada or Bell Canada, 4.464%, 04/01/2048	54,997	0.0
50,000	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 05/11/2033	48,608	0.0
41,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 02/15/2034	39,999	0.0
44,000	Bell Telephone Co. of Canada or Bell Canada, 5.550%, 02/15/2054	41,304	0.0
30,000	Bell Telephone Co. of Canada or Bell Canada US-4, 3.650%, 03/17/2051	20,769	0.0
36,000 (1)	Bell Telephone Co. of Canada or Bell Canada US-5, 2.150%, 02/15/2032	29,294	0.0
38,000	Bell Telephone Co. of Canada or Bell Canada US-6, 3.200%, 02/15/2052	24,304	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
29,000	Booking Holdings, Inc., 3.550%, 03/15/2028	$28,054	0.0
58,000	Booking Holdings, Inc., 3.600%, 06/01/2026	57,280	0.0
87,000	Booking Holdings, Inc., 4.625%, 04/13/2030	86,243	0.0
201,000	British Telecommunications PLC, 9.625%, 12/15/2030	243,668	0.0
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	64,401	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	45,956	0.0
93,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	78,466	0.0
87,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	59,659	0.0
79,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	53,721	0.0
119,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	74,412	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/2028	55,295	0.0
108,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	65,159	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
140,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	$90,167	0.0
81,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	49,448	0.0
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	70,602	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 04/01/2033	51,842	0.0
81,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	53,983	0.0
163,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	122,611	0.0
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.050%, 03/30/2029	71,484	0.0
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	57,221	0.0
87,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	70,384	0.0
47,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 04/01/2038	41,852	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
146,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	$120,041	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.500%, 04/01/2063	46,204	0.0
143,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	122,404	0.0
87,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	88,716	0.0
64,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.150%, 11/10/2026	65,268	0.0
116,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/2035	115,902	0.0
204,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	193,002	0.0
87,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	89,033	0.0
52,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 02/01/2034	53,548	0.0
29,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.834%, 10/23/2055	28,368	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
769,000	Cisco Systems, Inc., 5.500%, 01/15/2040	$776,054	0.1
1,391,000	Comcast Corp., 1.950%, 01/15/2031	1,164,009	0.1
93,000	Comcast Corp., 2.650%, 02/01/2030	83,337	0.0
315,000	Comcast Corp., 2.887%, 11/01/2051	189,605	0.0
353,000	Comcast Corp., 2.937%, 11/01/2056	205,772	0.0
236,000	Comcast Corp., 2.987%, 11/01/2063	133,310	0.0
93,000	Comcast Corp., 3.400%, 04/01/2030	86,320	0.0
588,000	Comcast Corp., 3.750%, 04/01/2040	473,362	0.1
425,000	Comcast Corp., 3.969%, 11/01/2047	322,405	0.0
441,000	Comcast Corp., 4.200%, 08/15/2034	403,801	0.0
81,000 (1)	Comcast Corp., 4.250%, 10/15/2030	78,140	0.0
441,000	Comcast Corp., 4.250%, 01/15/2033	411,694	0.0
68,000	Comcast Corp., 6.500%, 11/15/2035	73,940	0.0
24,000	Corning, Inc., 3.900%, 11/15/2049	18,010	0.0
44,000	Corning, Inc., 4.375%, 11/15/2057	33,786	0.0
18,000	Corning, Inc., 4.700%, 03/15/2037	16,634	0.0
30,000	Corning, Inc., 4.750%, 03/15/2042	26,697	0.0
33,000	Corning, Inc., 5.350%, 11/15/2048	30,925	0.0
65,000	Corning, Inc., 5.450%, 11/15/2079	58,907	0.0
24,000	Corning, Inc., 5.750%, 08/15/2040	24,036	0.0
18,000	Corning, Inc., 5.850%, 11/15/2068	17,249	0.0
246,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	285,997	0.0
734,000	Discovery Communications LLC, 3.625%, 05/15/2030	653,253	0.1
439,000	eBay, Inc., 2.700%, 03/11/2030	393,942	0.0
30,000	Expedia Group, Inc., 2.950%, 03/15/2031	26,429	0.0
74,000	Expedia Group, Inc., 3.250%, 02/15/2030	68,257	0.0
59,000	Expedia Group, Inc., 3.800%, 02/15/2028	57,015	0.0
44,000	Expedia Group, Inc., 4.625%, 08/01/2027	43,844	0.0
44,000	Expedia Group, Inc., 5.000%, 02/15/2026	44,082	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
36,000	Fox Corp., 3.500%, 04/08/2030	$33,443	0.0
118,000	Fox Corp., 4.709%, 01/25/2029	116,625	0.0
74,000	Fox Corp., 5.476%, 01/25/2039	70,404	0.0
91,000 (1)	Fox Corp., 5.576%, 01/25/2049	84,679	0.0
74,000	Fox Corp., 6.500%, 10/13/2033	78,018	0.0
186,000	Grupo Televisa SAB, 6.625%, 01/15/2040	169,290	0.0
18,000	Grupo Televisa SAB, 8.500%, 03/11/2032	19,710	0.0
230,000	Interpublic Group of Cos., Inc., 2.400%, 03/01/2031	196,343	0.0
23,000	Juniper Networks, Inc., 1.200%, 12/10/2025	22,270	0.0
23,000	Juniper Networks, Inc., 2.000%, 12/10/2030	19,264	0.0
29,000	Juniper Networks, Inc., 3.750%, 08/15/2029	27,549	0.0
23,000	Juniper Networks, Inc., 5.950%, 03/15/2041	22,699	0.0
828,000	Meta Platforms, Inc., 3.850%, 08/15/2032	769,746	0.1
154,000	Meta Platforms, Inc., 4.450%, 08/15/2052	129,884	0.0
35,000 (1)	Meta Platforms, Inc., 4.800%, 05/15/2030	35,299	0.0
104,000	Meta Platforms, Inc., 4.950%, 05/15/2033	104,181	0.0
182,000	Meta Platforms, Inc., 5.400%, 08/15/2054	176,407	0.0
110,000	Meta Platforms, Inc., 5.550%, 08/15/2064	107,326	0.0
148,000	Meta Platforms, Inc., 5.600%, 05/15/2053	148,072	0.0
104,000	Meta Platforms, Inc., 5.750%, 05/15/2063	105,102	0.0
53,000	Motorola Solutions, Inc., 2.300%, 11/15/2030	45,406	0.0
50,000	Motorola Solutions, Inc., 2.750%, 05/24/2031	43,321	0.0
41,000	Motorola Solutions, Inc., 4.600%, 02/23/2028	40,631	0.0
47,000	Motorola Solutions, Inc., 4.600%, 05/23/2029	46,262	0.0
24,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	23,972	0.0
53,000	Motorola Solutions, Inc., 5.400%, 04/15/2034	53,050	0.0
24,000	Motorola Solutions, Inc., 5.500%, 09/01/2044	23,236	0.0
36,000	Motorola Solutions, Inc., 5.600%, 06/01/2032	36,751	0.0
306,000	NBCUniversal Media LLC, 4.450%, 01/15/2043	260,923	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
58,000	Netflix, Inc., 4.375%, 11/15/2026	$57,839	0.0
93,000	Netflix, Inc., 4.875%, 04/15/2028	93,426	0.0
58,000	Netflix, Inc., 4.900%, 08/15/2034	56,831	0.0
47,000	Netflix, Inc., 5.400%, 08/15/2054	45,762	0.0
111,000	Netflix, Inc., 5.875%, 11/15/2028	115,085	0.0
47,000	Netflix, Inc., 6.375%, 05/15/2029	49,838	0.0
29,000	Nokia Oyj, 4.375%, 06/12/2027	28,326	0.0
29,000	Nokia Oyj, 6.625%, 05/15/2039	29,619	0.0
91,000	Omnicom Group, Inc., 5.300%, 11/01/2034	89,907	0.0
177,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	174,622	0.0
182,000	Orange SA, 5.500%, 02/06/2044	176,785	0.0
569,000	Paramount Global, 4.200%, 05/19/2032	501,777	0.1
86,000	Paramount Global, 4.375%, 03/15/2043	62,668	0.0
132,000	Paramount Global, 5.850%, 09/01/2043	114,836	0.0
595,000	Rogers Communications, Inc., 3.800%, 03/15/2032	535,345	0.1
83,000	Rogers Communications, Inc., 4.550%, 03/15/2052	66,427	0.0
250,000	Rogers Communications, Inc., 5.000%, 03/15/2044	222,244	0.0
457,000	Sprint Capital Corp., 6.875%, 11/15/2028	485,452	0.1
232,000	Telefonica Emisiones SA, 4.103%, 03/08/2027	228,387	0.0
514,000	Telefonica Emisiones SA, 7.045%, 06/20/2036	565,385	0.1
36,000	TELUS Corp., 2.800%, 02/16/2027	34,510	0.0
53,000 (1)	TELUS Corp., 3.400%, 05/13/2032	46,758	0.0
30,000	TELUS Corp., 3.700%, 09/15/2027	29,123	0.0
30,000	TELUS Corp., 4.300%, 06/15/2049	23,281	0.0
44,000	TELUS Corp., 4.600%, 11/16/2048	35,910	0.0
30,000	Thomson Reuters Corp., 3.350%, 05/15/2026	29,474	0.0
24,000	Thomson Reuters Corp., 5.500%, 08/15/2035	24,135	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
21,000	Thomson Reuters Corp., 5.650%, 11/23/2043	$20,306	0.0
30,000	Thomson Reuters Corp., 5.850%, 04/15/2040	30,436	0.0
588,000	Time Warner Cable LLC, 4.500%, 09/15/2042	440,327	0.1
65,000	T-Mobile USA, Inc., 1.500%, 02/15/2026	62,739	0.0
104,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	95,537	0.0
115,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	111,780	0.0
65,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	54,025	0.0
30,000	T-Mobile USA, Inc., 2.400%, 03/15/2029	27,026	0.0
160,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	137,692	0.0
75,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	73,143	0.0
59,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	53,676	0.0
60,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	50,820	0.0
65,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	57,198	0.0
160,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	114,187	0.0
190,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	125,431	0.0
139,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	129,838	0.0
175,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	116,827	0.0
155,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	140,670	0.0
105,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	69,364	0.0
250,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	244,311	0.0
443,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	417,076	0.0
125,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	108,450	0.0
190,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	155,981	0.0
95,000	T-Mobile USA, Inc., 4.750%, 02/01/2028	94,476	0.0
53,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	52,727	0.0
65,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	65,048	0.0
165,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	161,627	0.0
80,000	T-Mobile USA, Inc., 5.200%, 01/15/2033	79,222	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
30,000	T-Mobile USA, Inc., 5.375%, 04/15/2027	$30,181	0.0
110,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	106,527	0.0
65,000	T-Mobile USA, Inc., 5.750%, 01/15/2034	66,667	0.0
80,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	78,115	0.0
45,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	43,455	0.0
65,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	65,943	0.0
146,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	143,778	0.0
300,000	TWDC Enterprises 18 Corp., GMTN, 4.125%, 06/01/2044	246,898	0.0
70,000	Uber Technologies, Inc., 4.300%, 01/15/2030	67,785	0.0
84,000	Uber Technologies, Inc., 4.800%, 09/15/2034	80,462	0.0
70,000	Uber Technologies, Inc., 5.350%, 09/15/2054	65,153	0.0
59,000	Verizon Communications, Inc., 1.500%, 09/18/2030	48,956	0.0
68,000	Verizon Communications, Inc., 1.680%, 10/30/2030	56,567	0.0
133,000	Verizon Communications, Inc., 1.750%, 01/20/2031	109,651	0.0
274,000	Verizon Communications, Inc., 2.355%, 03/15/2032	227,302	0.0
219,000	Verizon Communications, Inc., 2.550%, 03/21/2031	188,688	0.0
178,000	Verizon Communications, Inc., 2.650%, 11/20/2040	121,797	0.0
56,000	Verizon Communications, Inc., 2.850%, 09/03/2041	38,752	0.0
154,000	Verizon Communications, Inc., 2.875%, 11/20/2050	94,675	0.0
204,000	Verizon Communications, Inc., 2.987%, 10/30/2056	121,103	0.0
112,000	Verizon Communications, Inc., 3.000%, 11/20/2060	64,874	0.0
89,000	Verizon Communications, Inc., 3.150%, 03/22/2030	81,519	0.0
155,000	Verizon Communications, Inc., 3.400%, 03/22/2041	117,309	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
252,000	Verizon Communications, Inc., 3.550%, 03/22/2051	$178,249	0.0
196,000	Verizon Communications, Inc., 3.700%, 03/22/2061	133,065	0.0
40,000	Verizon Communications, Inc., 3.850%, 11/01/2042	31,471	0.0
59,000 (1)	Verizon Communications, Inc., 3.875%, 02/08/2029	56,933	0.0
56,000	Verizon Communications, Inc., 3.875%, 03/01/2052	41,383	0.0
66,000	Verizon Communications, Inc., 4.000%, 03/22/2050	50,158	0.0
234,000	Verizon Communications, Inc., 4.016%, 12/03/2029	224,693	0.0
52,000	Verizon Communications, Inc., 4.125%, 08/15/2046	41,256	0.0
76,000	Verizon Communications, Inc., 4.272%, 01/15/2036	68,393	0.0
112,000	Verizon Communications, Inc., 4.400%, 11/01/2034	103,823	0.0
127,000	Verizon Communications, Inc., 4.500%, 08/10/2033	119,767	0.0
70,000	Verizon Communications, Inc., 4.522%, 09/15/2048	58,462	0.0
40,000	Verizon Communications, Inc., 4.672%, 03/15/2055	33,672	0.0
29,000	Verizon Communications, Inc., 4.750%, 11/01/2041	26,172	0.0
452,000 (4)	Verizon Communications, Inc., 4.780%, 02/15/2035	430,467	0.1
67,000	Verizon Communications, Inc., 4.812%, 03/15/2039	61,889	0.0
132,000	Verizon Communications, Inc., 4.862%, 08/21/2046	117,926	0.0
39,000	Verizon Communications, Inc., 5.012%, 04/15/2049	36,250	0.0
44,000	Verizon Communications, Inc., 5.012%, 08/21/2054	39,011	0.0
59,000	Verizon Communications, Inc., 5.050%, 05/09/2033	58,351	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
65,000	Verizon Communications, Inc., 5.250%, 03/16/2037	$63,516	0.0
25,000	Verizon Communications, Inc., 5.500%, 03/16/2047	24,247	0.0
25,000	Verizon Communications, Inc., 5.850%, 09/15/2035	25,783	0.0
20,000	Verizon Communications, Inc., 6.400%, 09/15/2033	21,578	0.0
48,000	Verizon Communications, Inc., 6.550%, 09/15/2043	52,891	0.0
33,000	Verizon Communications, Inc., 7.750%, 12/01/2030	37,416	0.0
87,000	Vodafone Group PLC, 4.250%, 09/17/2050	67,582	0.0
52,000	Vodafone Group PLC, 4.375%, 05/30/2028	51,605	0.0
44,000	Vodafone Group PLC, 4.375%, 02/19/2043	37,811	0.0
102,000	Vodafone Group PLC, 4.875%, 06/19/2049	87,993	0.0
34,000	Vodafone Group PLC, 5.000%, 05/30/2038	32,454	0.0
29,000	Vodafone Group PLC, 5.125%, 06/19/2059	25,126	0.0
84,000	Vodafone Group PLC, 5.250%, 05/30/2048	77,895	0.0
41,000	Vodafone Group PLC, 5.625%, 02/10/2053	39,076	0.0
116,000	Vodafone Group PLC, 5.750%, 06/28/2054	111,986	0.0
29,000	Vodafone Group PLC, 5.750%, 02/10/2063	27,362	0.0
58,000	Vodafone Group PLC, 5.875%, 06/28/2064	56,173	0.0
73,000	Vodafone Group PLC, 6.150%, 02/27/2037	76,855	0.0
29,000	Vodafone Group PLC, 6.250%, 11/30/2032	31,166	0.0
43,000	Vodafone Group PLC, 7.875%, 02/15/2030	48,748	0.0
89,000	Walt Disney Co., 1.750%, 01/13/2026	86,664	0.0
588,000	Walt Disney Co., 2.200%, 01/13/2028	549,255	0.1
148,000 (1)	Walt Disney Co., 2.650%, 01/13/2031	131,054	0.0
588,000	Walt Disney Co., 3.600%, 01/13/2051	432,556	0.1
250,000	Walt Disney Co., 4.750%, 09/15/2044	224,111	0.0
		35,022,856	2.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 1.6%
139,120	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	$131,590	0.0
77,254	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	72,181	0.0
90,749	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	85,172	0.0
39,000	American Honda Finance Corp., 4.600%, 04/17/2030	38,343	0.0
28,000	American Honda Finance Corp., 4.700%, 01/12/2028	27,945	0.0
39,000	American Honda Finance Corp., 4.900%, 03/12/2027	39,099	0.0
42,000	American Honda Finance Corp., 4.900%, 03/13/2029	41,874	0.0
45,000	American Honda Finance Corp., 5.650%, 11/15/2028	46,254	0.0
28,000	American Honda Finance Corp., GMTN, 3.500%, 02/15/2028	26,943	0.0
39,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	38,866	0.0
42,000	American Honda Finance Corp., GMTN, 4.400%, 09/05/2029	40,858	0.0
42,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	41,698	0.0
39,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	38,175	0.0
39,000	American Honda Finance Corp., GMTN, 4.900%, 07/09/2027	39,145	0.0
72,000 (1)	American Honda Finance Corp., GMTN, 4.900%, 01/10/2034	69,250	0.0
42,000	American Honda Finance Corp., GMTN, 5.050%, 07/10/2031	41,607	0.0
45,000	American Honda Finance Corp., GMTN, 5.125%, 07/07/2028	45,319	0.0
28,000	American Honda Finance Corp., GMTN, 5.850%, 10/04/2030	29,175	0.0
42,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	39,731	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
31,000	American Honda Finance Corp., MTN, 1.800%, 01/13/2031	$25,632	0.0
42,000	American Honda Finance Corp., MTN, 2.000%, 03/24/2028	38,430	0.0
36,000	American Honda Finance Corp., MTN, 2.250%, 01/12/2029	32,490	0.0
28,000	American Honda Finance Corp., MTN, 2.350%, 01/08/2027	26,747	0.0
168,000	Aptiv PLC, 3.100%, 12/01/2051	98,293	0.0
18,000	Aptiv PLC, 4.350%, 03/15/2029	17,497	0.0
18,000	Aptiv PLC, 4.400%, 10/01/2046	13,613	0.0
21,000	Aptiv PLC, 5.400%, 03/15/2049	18,049	0.0
47,000 (1)	Aptiv PLC / Aptiv Corp., 3.250%, 03/01/2032	40,567	0.0
59,000	Aptiv PLC / Aptiv Corp., 4.150%, 05/01/2052	41,995	0.0
23,000	AutoNation, Inc., 1.950%, 08/01/2028	20,691	0.0
26,000	AutoNation, Inc., 2.400%, 08/01/2031	21,470	0.0
17,000	AutoNation, Inc., 3.800%, 11/15/2027	16,442	0.0
41,000	AutoNation, Inc., 3.850%, 03/01/2032	36,768	0.0
26,000	AutoNation, Inc., 4.500%, 10/01/2025	25,911	0.0
29,000	AutoNation, Inc., 4.750%, 06/01/2030	28,025	0.0
500,000	AutoZone, Inc., 1.650%, 01/15/2031	411,511	0.0
65,000	BorgWarner, Inc., 2.650%, 07/01/2027	61,846	0.0
30,000	BorgWarner, Inc., 4.375%, 03/15/2045	24,509	0.0
32,000	Brunswick Corp., 2.400%, 08/18/2031	26,238	0.0
26,000	Brunswick Corp., 4.400%, 09/15/2032	23,833	0.0
17,000	Brunswick Corp., 5.100%, 04/01/2052	13,232	0.0
23,000	Brunswick Corp., 5.850%, 03/18/2029	23,371	0.0
23,000	Choice Hotels International, Inc., 3.700%, 12/01/2029	21,373	0.0
26,000	Choice Hotels International, Inc., 3.700%, 01/15/2031	23,411	0.0
35,000	Choice Hotels International, Inc., 5.850%, 08/01/2034	35,063	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
74,000	Costco Wholesale Corp., 1.375%, 06/20/2027	$68,809	0.0
104,000	Costco Wholesale Corp., 1.600%, 04/20/2030	89,039	0.0
59,000 (1)	Costco Wholesale Corp., 1.750%, 04/20/2032	48,031	0.0
59,000	Costco Wholesale Corp., 3.000%, 05/18/2027	57,315	0.0
216,000	Cummins, Inc., 1.500%, 09/01/2030	180,839	0.0
127,000	Cummins, Inc., 2.600%, 09/01/2050	75,745	0.0
29,000 (1)	Darden Restaurants, Inc., 3.850%, 05/01/2027	28,366	0.0
17,000	Darden Restaurants, Inc., 4.550%, 02/15/2048	13,732	0.0
29,000	Darden Restaurants, Inc., 6.300%, 10/10/2033	30,435	0.0
25,582	Delta Air Lines Pass Through Trust 20-1, AA, 2.000%, 12/10/2029	23,576	0.0
28,000	Delta Air Lines, Inc., 3.750%, 10/28/2029	26,222	0.0
24,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	23,440	0.0
50,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	51,114	0.0
44,000 (1)	Dick’s Sporting Goods, Inc., 3.150%, 01/15/2032	38,550	0.0
44,000	Dick’s Sporting Goods, Inc., 4.100%, 01/15/2052	32,175	0.0
59,000	Dollar General Corp., 3.500%, 04/03/2030	54,170	0.0
36,000	Dollar General Corp., 3.875%, 04/15/2027	35,228	0.0
30,000	Dollar General Corp., 4.125%, 05/01/2028	29,180	0.0
33,000	Dollar General Corp., 4.625%, 11/01/2027	32,800	0.0
41,000	Dollar General Corp., 5.000%, 11/01/2032	39,339	0.0
30,000	Dollar General Corp., 5.200%, 07/05/2028	30,118	0.0
117,000 (1)	Dollar General Corp., 5.450%, 07/05/2033	114,955	0.0
13,000 (1)	Dollar General Corp., 5.500%, 11/01/2052	11,731	0.0
47,000	Dollar Tree, Inc., 2.650%, 12/01/2031	39,661	0.0
24,000	Dollar Tree, Inc., 3.375%, 12/01/2051	15,231	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
59,000	Dollar Tree, Inc., 4.000%, 05/15/2025	$58,791	0.0
74,000	Dollar Tree, Inc., 4.200%, 05/15/2028	71,979	0.0
592,000	Ford Motor Co., 3.250%, 02/12/2032	492,524	0.1
355,000	Ford Motor Co., 4.346%, 12/08/2026	349,643	0.0
118,000	Ford Motor Co., 4.750%, 01/15/2043	93,133	0.0
77,000	Ford Motor Co., 5.291%, 12/08/2046	66,035	0.0
414,000	Ford Motor Co., 6.100%, 08/19/2032	412,165	0.1
106,000	Ford Motor Co., 6.625%, 10/01/2028	110,169	0.0
25,000	Ford Motor Co., 7.400%, 11/01/2046	26,563	0.0
216,000 (1)	Ford Motor Co., 7.450%, 07/16/2031	232,283	0.0
102,000	Ford Motor Co., 9.625%, 04/22/2030	117,828	0.0
44,000	General Motors Co., 5.000%, 04/01/2035	41,367	0.0
74,000	General Motors Co., 5.200%, 04/01/2045	64,248	0.0
44,000	General Motors Co., 5.400%, 04/01/2048	38,719	0.0
89,000	General Motors Co., 6.250%, 10/02/2043	87,999	0.0
441,000	General Motors Co., 6.600%, 04/01/2036	463,316	0.1
500,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	459,856	0.1
59,000	General Motors Financial Co., Inc., 2.700%, 06/10/2031	50,043	0.0
177,000	General Motors Financial Co., Inc., 3.100%, 01/12/2032	151,564	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	483,212	0.1
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	494,502	0.1
588,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	589,922	0.1
89,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	90,336	0.0
579,000	Genuine Parts Co., 1.750%, 02/01/2025	577,469	0.1
199,000	Hasbro, Inc., 3.900%, 11/19/2029	187,146	0.0
89,000	Home Depot, Inc., 2.700%, 04/15/2030	80,162	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000	Home Depot, Inc., 2.800%, 09/14/2027	$479,234	0.1
73,000	Home Depot, Inc., 3.250%, 04/15/2032	65,147	0.0
657,000	Home Depot, Inc., 3.300%, 04/15/2040	512,258	0.1
73,000	Home Depot, Inc., 4.500%, 09/15/2032	71,059	0.0
102,000	Home Depot, Inc., 4.950%, 06/25/2034	100,683	0.0
29,000	Home Depot, Inc., 5.400%, 09/15/2040	28,986	0.0
1,112,000	Home Depot, Inc., 5.875%, 12/16/2036	1,170,308	0.1
58,000	Home Depot, Inc., 5.950%, 04/01/2041	60,956	0.0
56,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	53,523	0.0
42,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	36,430	0.0
23,000	Hyatt Hotels Corp., 4.375%, 09/15/2028	22,381	0.0
23,000	Hyatt Hotels Corp., 4.850%, 03/15/2026	23,001	0.0
26,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	26,031	0.0
20,000	Hyatt Hotels Corp., 5.500%, 06/30/2034	19,874	0.0
35,000	Hyatt Hotels Corp., 5.750%, 01/30/2027	35,548	0.0
26,000	Hyatt Hotels Corp., 5.750%, 04/23/2030	26,570	0.0
56,000	Las Vegas Sands Corp., 3.500%, 08/18/2026	54,582	0.0
42,000	Las Vegas Sands Corp., 3.900%, 08/08/2029	39,072	0.0
42,000	Las Vegas Sands Corp., 5.900%, 06/01/2027	42,619	0.0
28,000	Las Vegas Sands Corp., 6.000%, 08/15/2029	28,391	0.0
28,000	Las Vegas Sands Corp., 6.200%, 08/15/2034	28,172	0.0
86,000	Lear Corp., 4.250%, 05/15/2029	82,765	0.0
58,000	Lear Corp., 5.250%, 05/15/2049	49,958	0.0
29,000	Leggett & Platt, Inc., 3.500%, 11/15/2027	27,400	0.0
29,000	Leggett & Platt, Inc., 3.500%, 11/15/2051	17,656	0.0
29,000 (1)	Leggett & Platt, Inc., 4.400%, 03/15/2029	27,154	0.0
120,000	Lennar Corp., 4.750%, 11/29/2027	119,695	0.0
47,000	LKQ Corp., 5.750%, 06/15/2028	47,784	0.0
35,000	LKQ Corp., 6.250%, 06/15/2033	36,118	0.0
59,000	Lowe's Cos., Inc., 1.300%, 04/15/2028	52,765	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
59,000	Lowe's Cos., Inc., 1.700%, 09/15/2028	$52,808	0.0
74,000	Lowe's Cos., Inc., 1.700%, 10/15/2030	61,938	0.0
80,000	Lowe's Cos., Inc., 2.500%, 04/15/2026	77,980	0.0
89,000	Lowe's Cos., Inc., 2.625%, 04/01/2031	77,351	0.0
59,000	Lowe's Cos., Inc., 2.800%, 09/15/2041	40,515	0.0
104,000	Lowe's Cos., Inc., 3.000%, 10/15/2050	64,717	0.0
89,000	Lowe's Cos., Inc., 3.100%, 05/03/2027	86,065	0.0
44,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	42,745	0.0
44,000	Lowe's Cos., Inc., 3.375%, 09/15/2025	43,598	0.0
30,000	Lowe's Cos., Inc., 3.500%, 04/01/2051	20,484	0.0
89,000	Lowe's Cos., Inc., 3.650%, 04/05/2029	84,794	0.0
80,000	Lowe's Cos., Inc., 3.700%, 04/15/2046	59,249	0.0
89,000	Lowe's Cos., Inc., 3.750%, 04/01/2032	81,540	0.0
89,000	Lowe's Cos., Inc., 4.050%, 05/03/2047	69,325	0.0
89,000	Lowe's Cos., Inc., 4.250%, 04/01/2052	69,509	0.0
25,000	Lowe's Cos., Inc., 4.375%, 09/15/2045	20,761	0.0
59,000	Lowe's Cos., Inc., 4.400%, 09/08/2025	58,933	0.0
74,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	57,366	0.0
74,000	Lowe's Cos., Inc., 4.500%, 04/15/2030	72,639	0.0
36,000	Lowe's Cos., Inc., 4.550%, 04/05/2049	29,657	0.0
30,000	Lowe's Cos., Inc., 4.650%, 04/15/2042	26,277	0.0
59,000	Lowe's Cos., Inc., 4.800%, 04/01/2026	59,131	0.0
74,000	Lowe's Cos., Inc., 5.000%, 04/15/2033	72,884	0.0
21,000	Lowe's Cos., Inc., 5.000%, 04/15/2040	19,721	0.0
26,000	Lowe's Cos., Inc., 5.125%, 04/15/2050	23,306	0.0
59,000	Lowe's Cos., Inc., 5.150%, 07/01/2033	58,685	0.0
20,000	Lowe's Cos., Inc., 5.500%, 10/15/2035	20,268	0.0
89,000	Lowe's Cos., Inc., 5.625%, 04/15/2053	85,595	0.0
30,000	Lowe's Cos., Inc., 5.750%, 07/01/2053	29,399	0.0
59,000	Lowe's Cos., Inc., 5.800%, 09/15/2062	57,151	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
30,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	$29,425	0.0
18,000	Lowe's Cos., Inc., 6.500%, 03/15/2029	19,179	0.0
50,000	Magna International, Inc., 2.450%, 06/15/2030	43,955	0.0
230,000	Marriott International, Inc., 5.000%, 10/15/2027	231,889	0.0
376,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	328,677	0.0
360,000	McDonald's Corp., MTN, 3.700%, 01/30/2026	357,387	0.0
400,000	McDonald's Corp., MTN, 4.600%, 05/26/2045	348,824	0.0
238,000	McDonald's Corp., MTN, 4.700%, 12/09/2035	227,137	0.0
325,000	McDonald's Corp., MTN, 6.300%, 10/15/2037	349,770	0.0
21,000	MDC Holdings, Inc., 2.500%, 01/15/2031	18,245	0.0
18,000	MDC Holdings, Inc., 3.850%, 01/15/2030	16,966	0.0
21,000	MDC Holdings, Inc., 3.966%, 08/06/2061	15,780	0.0
30,000	MDC Holdings, Inc., 6.000%, 01/15/2043	29,913	0.0
87,000	Mercedes-Benz Finance North America LLC, 8.500%, 01/18/2031	101,762	0.0
185,000	NIKE, Inc., 2.375%, 11/01/2026	178,473	0.0
295,000	NIKE, Inc., 3.375%, 11/01/2046	213,552	0.0
30,000	O'Reilly Automotive, Inc., 1.750%, 03/15/2031	24,624	0.0
30,000	O'Reilly Automotive, Inc., 3.550%, 03/15/2026	29,607	0.0
44,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	42,712	0.0
30,000	O'Reilly Automotive, Inc., 3.900%, 06/01/2029	28,788	0.0
30,000	O'Reilly Automotive, Inc., 4.200%, 04/01/2030	28,867	0.0
30,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	29,471	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
50,000	O'Reilly Automotive, Inc., 4.700%, 06/15/2032	$48,322	0.0
44,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	44,798	0.0
18,000	PACCAR Financial Corp., 4.600%, 01/10/2028	17,972	0.0
30,000	PACCAR Financial Corp., DMTN, 5.200%, 11/09/2026	30,435	0.0
18,000	PACCAR Financial Corp., MTN, 1.100%, 05/11/2026	17,196	0.0
18,000	PACCAR Financial Corp., MTN, 2.000%, 02/04/2027	17,117	0.0
36,000	PACCAR Financial Corp., MTN, 3.550%, 08/11/2025	35,796	0.0
30,000	PACCAR Financial Corp., MTN, 4.450%, 03/30/2026	29,994	0.0
36,000	PACCAR Financial Corp., MTN, 4.600%, 01/31/2029	35,924	0.0
18,000	PACCAR Financial Corp., MTN, 4.950%, 10/03/2025	18,058	0.0
18,000	PACCAR Financial Corp., MTN, 4.950%, 08/10/2028	18,150	0.0
24,000	PACCAR Financial Corp., MTN, 5.050%, 08/10/2026	24,236	0.0
20,000	PulteGroup, Inc., 5.000%, 01/15/2027	20,043	0.0
17,000	PulteGroup, Inc., 6.000%, 02/15/2035	17,431	0.0
23,000	PulteGroup, Inc., 6.375%, 05/15/2033	24,264	0.0
17,000	PulteGroup, Inc., 7.875%, 06/15/2032	19,391	0.0
340,000	Sands China Ltd., 5.400%, 08/08/2028	336,600	0.0
29,000	Southwest Airlines Co., 2.625%, 02/10/2030	25,683	0.0
17,000	Southwest Airlines Co., 3.000%, 11/15/2026	16,441	0.0
17,000	Southwest Airlines Co., 3.450%, 11/16/2027	16,369	0.0
105,000	Southwest Airlines Co., 5.125%, 06/15/2027	105,517	0.0
29,000	Starbucks Corp., 2.000%, 03/12/2027	27,407	0.0
44,000	Starbucks Corp., 2.250%, 03/12/2030	38,588	0.0
29,000	Starbucks Corp., 2.450%, 06/15/2026	28,143	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
73,000	Starbucks Corp., 2.550%, 11/15/2030	$63,998	0.0
58,000	Starbucks Corp., 3.000%, 02/14/2032	50,782	0.0
29,000	Starbucks Corp., 3.350%, 03/12/2050	19,422	0.0
35,000	Starbucks Corp., 3.500%, 03/01/2028	33,779	0.0
73,000	Starbucks Corp., 3.500%, 11/15/2050	50,477	0.0
58,000	Starbucks Corp., 3.550%, 08/15/2029	54,943	0.0
29,000	Starbucks Corp., 3.750%, 12/01/2047	21,322	0.0
73,000	Starbucks Corp., 3.800%, 08/15/2025	72,651	0.0
44,000	Starbucks Corp., 4.000%, 11/15/2028	42,677	0.0
20,000	Starbucks Corp., 4.300%, 06/15/2045	16,215	0.0
58,000	Starbucks Corp., 4.450%, 08/15/2049	47,567	0.0
58,000	Starbucks Corp., 4.500%, 11/15/2048	47,987	0.0
58,000	Starbucks Corp., 4.750%, 02/15/2026	58,174	0.0
29,000 (1)	Starbucks Corp., 4.800%, 02/15/2033	28,304	0.0
58,000	Starbucks Corp., 4.850%, 02/08/2027	58,290	0.0
29,000 (1)	Starbucks Corp., 4.900%, 02/15/2031	28,982	0.0
29,000 (1)	Starbucks Corp., 5.000%, 02/15/2034	28,407	0.0
30,000	Tapestry, Inc., 3.050%, 03/15/2032	25,568	0.0
23,000	Tapestry, Inc., 4.125%, 07/15/2027	22,538	0.0
500,000	Target Corp., 1.950%, 01/15/2027	475,767	0.1
15,000	Target Corp., 2.350%, 02/15/2030	13,324	0.0
28,000	Target Corp., 2.650%, 09/15/2030	24,970	0.0
59,000 (1)	Target Corp., 2.950%, 01/15/2052	37,634	0.0
36,000	Target Corp., 3.625%, 04/15/2046	27,142	0.0
31,000	Target Corp., 3.900%, 11/15/2047	24,216	0.0
66,000	Target Corp., 4.000%, 07/01/2042	55,230	0.0
30,000	Target Corp., 4.400%, 01/15/2033	28,761	0.0
59,000	Target Corp., 4.500%, 09/15/2032	57,050	0.0
68,000 (1)	Target Corp., 4.800%, 01/15/2053	60,747	0.0
18,000	Target Corp., 6.350%, 11/01/2032	19,570	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
156,000	TJX Cos., Inc., 1.600%, 05/15/2031	$127,672	0.0
11,000	Toyota Motor Corp., 2.362%, 03/25/2031	9,552	0.0
30,000 (1)	Toyota Motor Corp., 5.123%, 07/13/2033	30,322	0.0
30,000	Toyota Motor Credit Corp., 1.900%, 09/12/2031	24,602	0.0
30,000	Toyota Motor Credit Corp., 4.700%, 01/12/2033	29,191	0.0
588,000	Toyota Motor Credit Corp., GMTN, 3.050%, 01/11/2028	561,260	0.1
588,000	Toyota Motor Credit Corp., MTN, 1.800%, 02/13/2025	586,020	0.1
500,000	Toyota Motor Credit Corp., MTN, 1.900%, 04/06/2028	457,357	0.1
24,000	Toyota Motor Credit Corp., MTN, 2.400%, 01/13/2032	20,206	0.0
500,000	Toyota Motor Credit Corp., MTN, 3.200%, 01/11/2027	486,921	0.1
47,000	Toyota Motor Credit Corp., MTN, 4.800%, 01/05/2034	45,682	0.0
38,000	Tractor Supply Co., 1.750%, 11/01/2030	31,813	0.0
44,000	Tractor Supply Co., 5.250%, 05/15/2033	44,020	0.0
96,488	United Airlines Pass Through Trust 2016-1, A, 3.450%, 01/07/2030	90,670	0.0
370,611	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	346,801	0.0
88,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	85,311	0.0
74,000	Walmart, Inc., 1.050%, 09/17/2026	70,055	0.0
74,000	Walmart, Inc., 1.500%, 09/22/2028	66,508	0.0
118,000	Walmart, Inc., 1.800%, 09/22/2031	98,541	0.0
19,000	Walmart, Inc., 2.375%, 09/24/2029	17,323	0.0
59,000	Walmart, Inc., 2.500%, 09/22/2041	40,644	0.0
89,000	Walmart, Inc., 2.650%, 09/22/2051	55,098	0.0
37,000	Walmart, Inc., 2.950%, 09/24/2049	24,751	0.0
47,000	Walmart, Inc., 3.050%, 07/08/2026	46,094	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
43,000	Walmart, Inc., 3.250%, 07/08/2029	$40,844	0.0
52,000	Walmart, Inc., 3.550%, 06/26/2025	51,800	0.0
26,000	Walmart, Inc., 3.625%, 12/15/2047	19,999	0.0
88,000	Walmart, Inc., 3.700%, 06/26/2028	86,023	0.0
104,000	Walmart, Inc., 3.900%, 09/09/2025	103,662	0.0
44,000	Walmart, Inc., 3.900%, 04/15/2028	43,215	0.0
59,000	Walmart, Inc., 3.950%, 09/09/2027	58,430	0.0
34,000	Walmart, Inc., 3.950%, 06/28/2038	30,494	0.0
44,000	Walmart, Inc., 4.000%, 04/15/2026	43,813	0.0
30,000	Walmart, Inc., 4.000%, 04/15/2030	29,368	0.0
24,000	Walmart, Inc., 4.000%, 04/11/2043	20,408	0.0
100,000	Walmart, Inc., 4.050%, 06/29/2048	82,226	0.0
89,000	Walmart, Inc., 4.100%, 04/15/2033	84,828	0.0
74,000	Walmart, Inc., 4.150%, 09/09/2032	71,283	0.0
20,000	Walmart, Inc., 4.300%, 04/22/2044	17,582	0.0
59,000	Walmart, Inc., 4.500%, 09/09/2052	51,503	0.0
89,000 (1)	Walmart, Inc., 4.500%, 04/15/2053	77,496	0.0
23,000	Walmart, Inc., 5.000%, 10/25/2040	22,546	0.0
79,000	Walmart, Inc., 5.250%, 09/01/2035	81,430	0.0
36,000	Walmart, Inc., 5.625%, 04/01/2040	37,643	0.0
36,000	Walmart, Inc., 5.625%, 04/15/2041	37,579	0.0
22,000	Walmart, Inc., 5.875%, 04/05/2027	22,750	0.0
48,000	Walmart, Inc., 6.200%, 04/15/2038	53,123	0.0
61,000	Walmart, Inc., 6.500%, 08/15/2037	69,028	0.0
28,000	Walmart, Inc., 7.550%, 02/15/2030	31,941	0.0
43,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	41,435	0.0
295,000	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	260,034	0.0
266,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	213,697	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
383,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	$284,776	0.0
177,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	130,260	0.0
18,000	Whirlpool Corp., 2.400%, 05/15/2031	14,828	0.0
300,000	Whirlpool Corp., 3.700%, 05/01/2025	298,617	0.0
30,000	Whirlpool Corp., 4.500%, 06/01/2046	23,286	0.0
30,000	Whirlpool Corp., 4.600%, 05/15/2050	22,684	0.0
18,000	Whirlpool Corp., 4.700%, 05/14/2032	16,797	0.0
41,000 (1)	Whirlpool Corp., 4.750%, 02/26/2029	40,454	0.0
18,000	Whirlpool Corp., 5.500%, 03/01/2033	17,591	0.0
18,000 (1)	Whirlpool Corp., 5.750%, 03/01/2034	17,663	0.0
24,000	WW Grainger, Inc., 3.750%, 05/15/2046	18,666	0.0
24,000	WW Grainger, Inc., 4.200%, 05/15/2047	19,752	0.0
59,000	WW Grainger, Inc., 4.600%, 06/15/2045	52,767	0.0
		25,635,625	1.6

	Consumer, Non-cyclical: 4.3%
221,000	Abbott Laboratories, 3.750%, 11/30/2026	218,459	0.0
86,000	Abbott Laboratories, 4.750%, 11/30/2036	83,151	0.0
331,000	Abbott Laboratories, 4.900%, 11/30/2046	309,329	0.0
546,000	AbbVie, Inc., 3.200%, 05/14/2026	536,599	0.1
363,000	AbbVie, Inc., 3.200%, 11/21/2029	337,079	0.0
363,000	AbbVie, Inc., 4.050%, 11/21/2039	310,369	0.0
340,000	AbbVie, Inc., 4.250%, 11/21/2049	276,725	0.0
310,000	AbbVie, Inc., 4.300%, 05/14/2036	283,254	0.0
283,000	AbbVie, Inc., 4.450%, 05/14/2046	240,806	0.0
276,000	AbbVie, Inc., 4.550%, 03/15/2035	259,663	0.0
174,000	AbbVie, Inc., 4.700%, 05/14/2045	153,715	0.0
49,000	AbbVie, Inc., 4.750%, 03/15/2045	43,752	0.0
104,000	AbbVie, Inc., 4.875%, 11/14/2048	93,505	0.0
178,000	AbbVie, Inc., 5.400%, 03/15/2054	171,498	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
89,000	AbbVie, Inc., 5.500%, 03/15/2064	$85,057	0.0
17,000	Adventist Health System/West, 2.952%, 03/01/2029	15,509	0.0
17,000	Adventist Health System/West, 3.630%, 03/01/2049	12,007	0.0
21,000	Adventist Health System/West, 5.430%, 03/01/2032	20,939	0.0
25,000	Adventist Health System/West, 5.757%, 12/01/2034	25,188	0.0
26,000	Advocate Health & Hospitals Corp., 3.387%, 10/15/2049	18,646	0.0
23,000	Advocate Health & Hospitals Corp., 3.829%, 08/15/2028	22,267	0.0
24,000	Advocate Health & Hospitals Corp., 4.272%, 08/15/2048	20,047	0.0
18,000	Advocate Health & Hospitals Corp. 2020, 2.211%, 06/15/2030	15,723	0.0
24,000	Advocate Health & Hospitals Corp. 2020, 3.008%, 06/15/2050	15,808	0.0
212,000	Aetna, Inc., 4.500%, 05/15/2042	172,267	0.0
29,000	Ahold Finance USA LLC, 6.875%, 05/01/2029	31,222	0.0
17,000	Allina Health System 2019, 3.887%, 04/15/2049	13,056	0.0
18,000	Allina Health System 2021, 2.902%, 11/15/2051	11,294	0.0
44,000	Altria Group, Inc., 2.350%, 05/06/2025	43,630	0.0
104,000	Altria Group, Inc., 2.450%, 02/04/2032	85,627	0.0
30,000	Altria Group, Inc., 2.625%, 09/16/2026	28,994	0.0
44,000	Altria Group, Inc., 3.400%, 05/06/2030	40,391	0.0
89,000	Altria Group, Inc., 3.400%, 02/04/2041	64,314	0.0
74,000	Altria Group, Inc., 3.700%, 02/04/2051	50,371	0.0
89,000	Altria Group, Inc., 3.875%, 09/16/2046	64,582	0.0
59,000	Altria Group, Inc., 4.000%, 02/04/2061	41,239	0.0
53,000	Altria Group, Inc., 4.250%, 08/09/2042	42,373	0.0
63,000	Altria Group, Inc., 4.400%, 02/14/2026	62,724	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	Altria Group, Inc., 4.450%, 05/06/2050	$23,360	0.0
38,000	Altria Group, Inc., 4.500%, 05/02/2043	31,052	0.0
113,000	Altria Group, Inc., 4.800%, 02/14/2029	111,741	0.0
107,000	Altria Group, Inc., 5.375%, 01/31/2044	100,054	0.0
118,000	Altria Group, Inc., 5.800%, 02/14/2039	116,702	0.0
148,000	Altria Group, Inc., 5.950%, 02/14/2049	145,016	0.0
30,000	Altria Group, Inc., 6.200%, 11/01/2028	31,188	0.0
30,000	Altria Group, Inc., 6.875%, 11/01/2033	32,560	0.0
30,000	American University 2019, 3.672%, 04/01/2049	22,913	0.0
56,000	Amgen, Inc., 2.000%, 01/15/2032	45,493	0.0
1,175,000	Amgen, Inc., 2.300%, 02/25/2031	1,000,935	0.1
469,000	Amgen, Inc., 3.150%, 02/21/2040	349,758	0.0
56,000	Amgen, Inc., 3.350%, 02/22/2032	49,910	0.0
42,000	Amgen, Inc., 4.200%, 03/01/2033	38,966	0.0
881,000	Amgen, Inc., 4.400%, 05/01/2045	731,441	0.1
198,000	Amgen, Inc., 4.663%, 06/15/2051	166,024	0.0
34,000	Amgen, Inc., 4.950%, 10/01/2041	30,784	0.0
41,000	Amgen, Inc., 5.150%, 11/15/2041	38,190	0.0
154,000	Amgen, Inc., 5.250%, 03/02/2030	155,471	0.0
23,000	Amgen, Inc., 5.650%, 06/15/2042	22,536	0.0
15,000	Amgen, Inc., 5.650%, 03/02/2053	14,453	0.0
20,000	Amgen, Inc., 5.750%, 03/15/2040	19,924	0.0
44,000	Amgen, Inc., 5.750%, 03/02/2063	42,236	0.0
26,000	Amgen, Inc., 6.375%, 06/01/2037	27,697	0.0
335,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	318,048	0.0
374,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	340,573	0.0
40,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	37,976	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
90,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	$81,497	0.0
111,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	104,108	0.0
110,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	92,993	0.0
270,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	270,067	0.0
45,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	44,988	0.0
95,000	Anheuser-Busch InBev Worldwide, Inc., 4.950%, 01/15/2042	88,394	0.0
125,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	125,416	0.0
209,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	205,872	0.0
125,000 (1)	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 01/23/2059	127,505	0.0
20,000	Anheuser-Busch InBev Worldwide, Inc., 5.875%, 06/15/2035	20,977	0.0
30,000	Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/2039	37,323	0.0
81,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	101,713	0.0
59,000	Archer-Daniels-Midland Co., 2.500%, 08/11/2026	57,069	0.0
44,000	Archer-Daniels-Midland Co., 2.700%, 09/15/2051	26,399	0.0
44,000	Archer-Daniels-Midland Co., 2.900%, 03/01/2032	38,015	0.0
59,000	Archer-Daniels-Midland Co., 3.250%, 03/27/2030	54,479	0.0
24,000	Archer-Daniels-Midland Co., 3.750%, 09/15/2047	17,935	0.0
22,000	Archer-Daniels-Midland Co., 4.016%, 04/16/2043	18,276	0.0
30,000	Archer-Daniels-Midland Co., 4.500%, 08/15/2033	28,549	0.0
36,000	Archer-Daniels-Midland Co., 4.500%, 03/15/2049	30,481	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
23,000	Archer-Daniels-Midland Co., 4.535%, 03/26/2042	$20,087	0.0
26,000	Archer-Daniels-Midland Co., 5.375%, 09/15/2035	26,279	0.0
20,000	Archer-Daniels-Midland Co., 5.935%, 10/01/2032	21,138	0.0
69,000	Ascension Health, 3.945%, 11/15/2046	55,176	0.0
25,000	Ascension Health, 4.847%, 11/15/2053	22,477	0.0
52,000	Ascension Health B, 2.532%, 11/15/2029	46,788	0.0
34,000	Ascension Health B, 3.106%, 11/15/2039	25,778	0.0
507,000	AstraZeneca PLC, 4.000%, 01/17/2029	493,476	0.1
44,000	AstraZeneca PLC, 4.375%, 08/17/2048	37,330	0.0
535,000	AstraZeneca PLC, 6.450%, 09/15/2037	587,127	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	496,121	0.1
29,000	Avery Dennison Corp., 2.250%, 02/15/2032	23,709	0.0
29,000	Avery Dennison Corp., 2.650%, 04/30/2030	25,776	0.0
29,000	Avery Dennison Corp., 4.875%, 12/06/2028	28,959	0.0
23,000	Avery Dennison Corp., 5.750%, 03/15/2033	23,660	0.0
18,000	Banner Health, 1.897%, 01/01/2031	15,088	0.0
18,000	Banner Health, 2.338%, 01/01/2030	15,950	0.0
19,000	Banner Health, 2.907%, 01/01/2042	13,546	0.0
18,000	Banner Health, 2.913%, 01/01/2051	11,503	0.0
18,000	Banner Health 2020, 3.181%, 01/01/2050	12,123	0.0
30,000	Baptist Healthcare System Obligated Group 20B, 3.540%, 08/15/2050	21,237	0.0
14,000	BAT Capital Corp., 3.557%, 08/15/2027	13,551	0.0
47,000	Baxalta, Inc., 4.000%, 06/23/2025	46,851	0.0
515,000	Baxalta, Inc., 5.250%, 06/23/2045	476,621	0.1
38,000	Baxter International, Inc., 1.730%, 04/01/2031	30,879	0.0
85,000	Baxter International, Inc., 1.915%, 02/01/2027	80,161	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
74,000	Baxter International, Inc., 2.272%, 12/01/2028	$66,724	0.0
91,000	Baxter International, Inc., 2.539%, 02/01/2032	75,930	0.0
44,000	Baxter International, Inc., 2.600%, 08/15/2026	42,565	0.0
44,000	Baxter International, Inc., 3.132%, 12/01/2051	27,328	0.0
27,000	Baxter International, Inc., 3.500%, 08/15/2046	18,678	0.0
30,000	Baxter International, Inc., 3.950%, 04/01/2030	28,358	0.0
29,000	BayCare Health System, Inc. 2020, 3.831%, 11/15/2050	22,299	0.0
23,000	Baylor Scott & White Holdings, 3.967%, 11/15/2046	18,651	0.0
27,000	Baylor Scott & White Holdings, 4.185%, 11/15/2045	22,587	0.0
18,000	Baylor Scott & White Holdings 2021, 1.777%, 11/15/2030	15,105	0.0
53,000	Baylor Scott & White Holdings 2021, 2.839%, 11/15/2050	33,737	0.0
588,000	Becton Dickinson & Co., 1.957%, 02/11/2031	490,094	0.1
63,000	Becton Dickinson & Co., 3.794%, 05/20/2050	46,570	0.0
89,000	Biogen, Inc., 2.250%, 05/01/2030	76,972	0.0
89,000	Biogen, Inc., 3.150%, 05/01/2050	56,171	0.0
41,000	Biogen, Inc., 3.250%, 02/15/2051	26,343	0.0
104,000	Biogen, Inc., 4.050%, 09/15/2025	103,448	0.0
66,000	Biogen, Inc., 5.200%, 09/15/2045	59,902	0.0
23,000	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	22,266	0.0
47,000	Bio-Rad Laboratories, Inc., 3.700%, 03/15/2032	42,093	0.0
23,000	Bon Secours Mercy Health, Inc., 3.464%, 06/01/2030	21,650	0.0
17,000	Bon Secours Mercy Health, Inc. 20-2, 2.095%, 06/01/2031	14,185	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
17,000	Bon Secours Mercy Health, Inc. 20-2, 3.205%, 06/01/2050	$11,339	0.0
30,000	Boston Scientific Corp., 1.900%, 06/01/2025	29,656	0.0
71,000	Boston Scientific Corp., 2.650%, 06/01/2030	63,414	0.0
20,000	Boston Scientific Corp., 4.000%, 03/01/2028	19,527	0.0
27,000	Boston Scientific Corp., 4.550%, 03/01/2039	24,719	0.0
38,000	Boston Scientific Corp., 4.700%, 03/01/2049	33,420	0.0
21,000	Boston Scientific Corp., 6.500%, 11/15/2035	23,145	0.0
18,000	Boston Scientific Corp., 7.375%, 01/15/2040	21,119	0.0
588,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	536,114	0.1
588,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	389,329	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	368,900	0.0
588,000	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	576,115	0.1
222,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	179,536	0.0
500,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	442,536	0.1
102,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	98,258	0.0
33,000	Brown University A, 2.924%, 09/01/2050	22,045	0.0
18,000	Brown-Forman Corp., 4.000%, 04/15/2038	15,716	0.0
30,000	Brown-Forman Corp., 4.500%, 07/15/2045	26,257	0.0
38,000	Brown-Forman Corp., 4.750%, 04/15/2033	37,078	0.0
104,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	89,949	0.0
30,000	California Institute of Technology, 3.650%, 09/01/2119	19,124	0.0
24,000	California Institute of Technology, 4.321%, 08/01/2045	20,959	0.0
21,000	California Institute of Technology, 4.700%, 11/01/2111	17,214	0.0
30,000	Campbell Soup Co., 2.375%, 04/24/2030	26,334	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	Campbell Soup Co., 3.125%, 04/24/2050	$19,343	0.0
59,000	Campbell Soup Co., 4.150%, 03/15/2028	57,601	0.0
41,000	Campbell Soup Co., 4.800%, 03/15/2048	35,397	0.0
30,000	Campbell Soup Co., 5.200%, 03/19/2027	30,285	0.0
36,000	Campbell Soup Co., 5.200%, 03/21/2029	36,369	0.0
24,000	Campbell Soup Co., 5.300%, 03/20/2026	24,174	0.0
59,000	Campbell Soup Co., 5.400%, 03/21/2034	58,742	0.0
156,000	Cardinal Health, Inc., 4.900%, 09/15/2045	135,182	0.0
20,000	Case Western Reserve University 22-C, 5.405%, 06/01/2122	18,786	0.0
163,000	Cencora, Inc., 2.800%, 05/15/2030	146,389	0.0
64,000	Cencora, Inc., 4.250%, 03/01/2045	52,326	0.0
136,000	Centene Corp., 2.450%, 07/15/2028	122,498	0.0
130,000	Centene Corp., 2.500%, 03/01/2031	107,611	0.0
77,000	Centene Corp., 2.625%, 08/01/2031	63,460	0.0
130,000	Centene Corp., 3.000%, 10/15/2030	112,258	0.0
118,000	Centene Corp., 3.375%, 02/15/2030	105,174	0.0
142,000	Centene Corp., 4.250%, 12/15/2027	137,662	0.0
207,000	Centene Corp., 4.625%, 12/15/2029	195,935	0.0
20,000	Children’s Hospital Corp. 2017, 4.115%, 01/01/2047	16,581	0.0
17,000	Children's Hospital Corp. 2020, 2.585%, 02/01/2050	10,298	0.0
152,000	Church & Dwight Co., Inc., 5.600%, 11/15/2032	156,696	0.0
500,000	Cigna Group, 2.375%, 03/15/2031	423,606	0.1
500,000	Cigna Group, 3.400%, 03/01/2027	486,312	0.1
130,000	Cigna Group, 4.800%, 08/15/2038	117,969	0.0
99,000	Cigna Group, 4.800%, 07/15/2046	84,703	0.0
500,000	Cigna Group, 4.900%, 12/15/2048	426,260	0.1
58,000	Cintas Corp. No 2, 3.700%, 04/01/2027	56,870	0.0
47,000	Cintas Corp. No 2, 4.000%, 05/01/2032	43,995	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000	City of Hope 2013, 5.623%, 11/15/2043	$19,093	0.0
17,000	City of Hope 2018, 4.378%, 08/15/2048	13,684	0.0
23,000	Cleveland Clinic Foundation, 4.858%, 01/01/2114	19,240	0.0
143,000	Clorox Co., 1.800%, 05/15/2030	121,680	0.0
500,000	Coca-Cola Co., 1.500%, 03/05/2028	455,451	0.1
191,000	Coca-Cola Co., 1.650%, 06/01/2030	162,944	0.0
260,000	Coca-Cola Co., 2.500%, 03/15/2051	152,587	0.0
184,000	Coca-Cola Co., 2.750%, 06/01/2060	107,391	0.0
168,000	Coca-Cola Co., 2.900%, 05/25/2027	162,578	0.0
231,000	Coca-Cola Co., 3.000%, 03/05/2051	152,254	0.0
116,000	Coca-Cola Co., 5.400%, 05/13/2064	111,762	0.0
20,000	Coca-Cola Consolidated, Inc., 3.800%, 11/25/2025	19,858	0.0
41,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	41,589	0.0
29,000	Coca-Cola Consolidated, Inc., 5.450%, 06/01/2034	29,226	0.0
150,000	Coca-Cola Femsa SAB de CV, 1.850%, 09/01/2032	118,125	0.0
125,000	Colgate-Palmolive Co., MTN, 4.000%, 08/15/2045	104,423	0.0
27,000	CommonSpirit Health, 1.547%, 10/01/2025	26,368	0.0
33,000	CommonSpirit Health, 2.782%, 10/01/2030	29,237	0.0
54,000	CommonSpirit Health, 3.347%, 10/01/2029	50,337	0.0
41,000	CommonSpirit Health, 3.817%, 10/01/2049	30,545	0.0
39,000	CommonSpirit Health, 3.910%, 10/01/2050	28,785	0.0
55,000	CommonSpirit Health, 4.187%, 10/01/2049	43,140	0.0
44,000	CommonSpirit Health, 4.350%, 11/01/2042	36,850	0.0
46,000	CommonSpirit Health, 5.205%, 12/01/2031	45,853	0.0
43,000	CommonSpirit Health, 5.318%, 12/01/2034	42,463	0.0
29,000	CommonSpirit Health, 5.548%, 12/01/2054	27,753	0.0
30,000	CommonSpirit Health, 6.073%, 11/01/2027	30,874	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	CommonSpirit Health, 6.461%, 11/01/2052	$19,275	0.0
59,000	Conagra Brands, Inc., 1.375%, 11/01/2027	53,582	0.0
59,000	Conagra Brands, Inc., 4.600%, 11/01/2025	58,998	0.0
77,000	Conagra Brands, Inc., 4.850%, 11/01/2028	76,652	0.0
30,000	Conagra Brands, Inc., 5.300%, 10/01/2026	30,326	0.0
59,000	Conagra Brands, Inc., 5.300%, 11/01/2038	55,498	0.0
59,000	Conagra Brands, Inc., 5.400%, 11/01/2048	53,609	0.0
23,000	Conagra Brands, Inc., 7.000%, 10/01/2028	24,391	0.0
18,000	Conagra Brands, Inc., 8.250%, 09/15/2030	20,598	0.0
591,000	Constellation Brands, Inc., 2.250%, 08/01/2031	492,104	0.1
29,000	Cottage Health Obligated Group 2020, 3.304%, 11/01/2049	20,327	0.0
678,000	CVS Health Corp., 3.625%, 04/01/2027	658,070	0.1
167,000	CVS Health Corp., 3.875%, 07/20/2025	165,978	0.0
296,000	CVS Health Corp., 4.300%, 03/25/2028	286,949	0.0
296,000	CVS Health Corp., 4.780%, 03/25/2038	256,195	0.0
412,000	CVS Health Corp., 5.050%, 03/25/2048	340,154	0.0
524,000	CVS Health Corp., 5.125%, 07/20/2045	440,792	0.1
44,000	CVS Health Corp., 5.300%, 12/05/2043	38,435	0.0
277,000	Danaher Corp., 2.800%, 12/10/2051	171,071	0.0
399,000	Diageo Capital PLC, 2.125%, 04/29/2032	326,735	0.0
231,000	Diageo Capital PLC, 3.875%, 05/18/2028	225,071	0.0
18,000	Dignity Health, 4.500%, 11/01/2042	15,278	0.0
18,000	Dignity Health, 5.267%, 11/01/2064	16,168	0.0
23,000	Duke University 2020, 2.682%, 10/01/2044	16,240	0.0
18,000	Duke University 2020, 2.757%, 10/01/2050	11,609	0.0
35,000	Duke University 2020, 2.832%, 10/01/2055	21,796	0.0
35,000	Duke University Health System, Inc. 2017, 3.920%, 06/01/2047	27,804	0.0
441,000	Elevance Health, Inc., 1.500%, 03/15/2026	424,963	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
441,000	Elevance Health, Inc., 2.550%, 03/15/2031	$378,580	0.0
59,000	Elevance Health, Inc., 3.125%, 05/15/2050	37,776	0.0
65,000	Elevance Health, Inc., 3.600%, 03/15/2051	45,263	0.0
588,000	Elevance Health, Inc., 3.650%, 12/01/2027	572,205	0.1
441,000	Elevance Health, Inc., 4.101%, 03/01/2028	431,128	0.1
135,000	Elevance Health, Inc., 4.550%, 05/15/2052	108,914	0.0
250,000	Elevance Health, Inc., 4.650%, 08/15/2044	214,689	0.0
157,000	Elevance Health, Inc., 5.850%, 11/01/2064	151,591	0.0
78,000	Eli Lilly & Co., 2.250%, 05/15/2050	43,875	0.0
55,000	Eli Lilly & Co., 2.500%, 09/15/2060	29,323	0.0
35,000	Eli Lilly & Co., 2.750%, 06/01/2025	34,726	0.0
25,000	Eli Lilly & Co., 3.100%, 05/15/2027	24,293	0.0
60,000	Eli Lilly & Co., 3.375%, 03/15/2029	57,163	0.0
25,000	Eli Lilly & Co., 3.700%, 03/01/2045	19,796	0.0
20,000	Eli Lilly & Co., 3.950%, 05/15/2047	16,078	0.0
60,000	Eli Lilly & Co., 3.950%, 03/15/2049	46,986	0.0
35,000	Eli Lilly & Co., 4.150%, 03/15/2059	27,503	0.0
59,000	Eli Lilly & Co., 4.500%, 02/09/2029	58,691	0.0
193,000	Eli Lilly & Co., 4.600%, 08/14/2034	185,396	0.0
65,000	Eli Lilly & Co., 4.700%, 02/27/2033	63,733	0.0
89,000	Eli Lilly & Co., 4.700%, 02/09/2034	86,306	0.0
80,000	Eli Lilly & Co., 4.875%, 02/27/2053	72,477	0.0
65,000	Eli Lilly & Co., 4.950%, 02/27/2063	58,359	0.0
45,000	Eli Lilly & Co., 5.000%, 02/27/2026	45,001	0.0
89,000	Eli Lilly & Co., 5.000%, 02/09/2054	81,852	0.0
39,000	Eli Lilly & Co., 5.050%, 08/14/2054	36,155	0.0
71,000	Eli Lilly & Co., 5.100%, 02/09/2064	64,933	0.0
25,000	Eli Lilly & Co., 5.500%, 03/15/2027	25,597	0.0
30,000	Eli Lilly & Co., 5.550%, 03/15/2037	30,975	0.0
23,000	Emory University 2020, 2.143%, 09/01/2030	20,057	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
23,000	Emory University 2020, 2.969%, 09/01/2050	$15,313	0.0
59,000	Equifax, Inc., 2.350%, 09/15/2031	49,358	0.0
24,000	Equifax, Inc., 2.600%, 12/15/2025	23,526	0.0
36,000	Equifax, Inc., 3.100%, 05/15/2030	32,732	0.0
44,000	Equifax, Inc., 5.100%, 12/15/2027	44,264	0.0
41,000	Equifax, Inc., 5.100%, 06/01/2028	41,201	0.0
322,000	Estee Lauder Cos., Inc., 1.950%, 03/15/2031	267,956	0.0
143,000	Estee Lauder Cos., Inc., 3.700%, 08/15/2042	106,543	0.0
40,000	Flowers Foods, Inc., 2.400%, 03/15/2031	33,854	0.0
15,000	Ford Foundation 2020, 2.415%, 06/01/2050	8,832	0.0
40,000	Ford Foundation 2020, 2.815%, 06/01/2070	22,540	0.0
307,000	GE HealthCare Technologies, Inc., 5.857%, 03/15/2030	318,073	0.0
126,000	GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	130,969	0.0
259,000	General Mills, Inc., 3.000%, 02/01/2051	164,022	0.0
21,000	George Washington University, 4.868%, 09/15/2045	19,383	0.0
18,000	George Washington University 2014, 4.300%, 09/15/2044	15,513	0.0
47,000	George Washington University 2018, 4.126%, 09/15/2048	38,429	0.0
18,000	Georgetown University, 5.115%, 04/01/2053	16,849	0.0
19,000	Georgetown University 20A, 2.943%, 04/01/2050	12,295	0.0
18,000	Georgetown University A, 5.215%, 10/01/2118	15,812	0.0
20,000	Georgetown University B, 4.315%, 04/01/2049	16,709	0.0
163,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	161,133	0.0
104,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	83,212	0.0
200,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	171,594	0.0
224,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	197,605	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	313,601	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
294,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	$318,941	0.0
65,000	Global Payments, Inc., 1.200%, 03/01/2026	62,345	0.0
44,000	Global Payments, Inc., 2.150%, 01/15/2027	41,729	0.0
59,000	Global Payments, Inc., 2.900%, 05/15/2030	52,552	0.0
44,000	Global Payments, Inc., 2.900%, 11/15/2031	37,650	0.0
74,000	Global Payments, Inc., 3.200%, 08/15/2029	67,829	0.0
44,000	Global Payments, Inc., 4.150%, 08/15/2049	32,840	0.0
44,000	Global Payments, Inc., 4.800%, 04/01/2026	43,931	0.0
30,000	Global Payments, Inc., 4.950%, 08/15/2027	30,072	0.0
30,000	Global Payments, Inc., 5.300%, 08/15/2029	30,069	0.0
44,000 (1)	Global Payments, Inc., 5.400%, 08/15/2032	43,994	0.0
44,000	Global Payments, Inc., 5.950%, 08/15/2052	42,696	0.0
23,000	GXO Logistics, Inc., 1.650%, 07/15/2026	21,860	0.0
23,000	GXO Logistics, Inc., 2.650%, 07/15/2031	19,312	0.0
35,000	GXO Logistics, Inc., 6.250%, 05/06/2029	35,860	0.0
29,000	GXO Logistics, Inc., 6.500%, 05/06/2034	29,745	0.0
18,000	Hackensack Meridian Health, Inc., 4.211%, 07/01/2048	14,738	0.0
18,000	Hackensack Meridian Health, Inc., 4.500%, 07/01/2057	15,011	0.0
30,000	Hackensack Meridian Health, Inc. 2020, 2.675%, 09/01/2041	20,857	0.0
30,000	Hackensack Meridian Health, Inc. 2020, 2.875%, 09/01/2050	18,889	0.0
326,000	Haleon US Capital LLC, 3.625%, 03/24/2032	295,286	0.0
55,000	HCA, Inc., 2.375%, 07/15/2031	45,672	0.0
65,000 (1)	HCA, Inc., 3.125%, 03/15/2027	62,559	0.0
30,000	HCA, Inc., 3.375%, 03/15/2029	27,855	0.0
170,000	HCA, Inc., 3.500%, 09/01/2030	154,466	0.0
95,000	HCA, Inc., 3.500%, 07/15/2051	61,500	0.0
125,000	HCA, Inc., 3.625%, 03/15/2032	110,205	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
125,000	HCA, Inc., 4.125%, 06/15/2029	$119,304	0.0
30,000	HCA, Inc., 4.375%, 03/15/2042	24,499	0.0
75,000	HCA, Inc., 4.500%, 02/15/2027	74,318	0.0
125,000	HCA, Inc., 4.625%, 03/15/2052	97,665	0.0
65,000	HCA, Inc., 5.125%, 06/15/2039	59,294	0.0
65,000	HCA, Inc., 5.200%, 06/01/2028	65,180	0.0
95,000	HCA, Inc., 5.250%, 06/15/2026	95,280	0.0
125,000	HCA, Inc., 5.250%, 06/15/2049	108,306	0.0
65,000	HCA, Inc., 5.375%, 09/01/2026	65,241	0.0
78,000	HCA, Inc., 5.450%, 09/15/2034	76,070	0.0
80,000	HCA, Inc., 5.500%, 06/01/2033	79,179	0.0
95,000	HCA, Inc., 5.500%, 06/15/2047	86,373	0.0
95,000	HCA, Inc., 5.625%, 09/01/2028	96,313	0.0
89,000	HCA, Inc., 5.875%, 02/15/2026	89,478	0.0
65,000	HCA, Inc., 5.875%, 02/01/2029	66,379	0.0
65,000	HCA, Inc., 5.900%, 06/01/2053	61,389	0.0
12,000	HCA, Inc., 5.950%, 09/15/2054	11,422	0.0
138,000	HCA, Inc., 6.100%, 04/01/2064	131,791	0.0
441,000	Hershey Co., 2.300%, 08/15/2026	426,661	0.1
31,000 (1)	Hoag Memorial Hospital Presbyterian, 3.803%, 07/15/2052	23,538	0.0
186,000	Hormel Foods Corp., 1.800%, 06/11/2030	158,910	0.0
447,000	Humana, Inc., 4.950%, 10/01/2044	380,254	0.0
23,000	Indiana University Health, Inc. Obligated Group, 3.970%, 11/01/2048	18,341	0.0
17,000	Indiana University Health, Inc. Obligated Group 2021, 2.852%, 11/01/2051	10,710	0.0
35,000	Ingredion, Inc., 2.900%, 06/01/2030	31,454	0.0
29,000	Ingredion, Inc., 3.200%, 10/01/2026	28,215	0.0
23,000	Ingredion, Inc., 3.900%, 06/01/2050	16,975	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
110,000	IQVIA, Inc., 6.250%, 02/01/2029	$113,824	0.0
59,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 2.500%, 01/15/2027	56,078	0.0
35,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 02/02/2029	31,954	0.0
58,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 05/15/2032	48,392	0.0
55,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.625%, 01/15/2032	48,570	0.0
29,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.750%, 12/01/2031	25,820	0.0
53,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 4.375%, 02/02/2052	39,977	0.0
52,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.125%, 02/01/2028	51,675	0.0
74,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.500%, 01/15/2030	73,913	0.0
88,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.750%, 04/01/2033	87,655	0.0
92,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.500%, 12/01/2052	93,646	0.0
89,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.750%, 03/15/2034	94,160	0.0
53,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 7.250%, 11/15/2053	58,444	0.0
235,000	JM Smucker Co., 6.500%, 11/15/2053	252,343	0.0
40,000	Johns Hopkins Health System Corp., 3.837%, 05/15/2046	31,801	0.0
21,000	Johns Hopkins University 2013, 4.083%, 07/01/2053	17,299	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
22,000	Johns Hopkins University A, 2.813%, 01/01/2060	$13,091	0.0
17,000	Johns Hopkins University A, 4.705%, 07/01/2032	16,650	0.0
102,000	Johnson & Johnson, 1.300%, 09/01/2030	85,589	0.0
73,000	Johnson & Johnson, 2.450%, 09/01/2060	39,631	0.0
522,000	Johnson & Johnson, 2.900%, 01/15/2028	499,629	0.1
502,000	Johnson & Johnson, 3.625%, 03/03/2037	435,486	0.1
116,000	Johnson & Johnson, 3.700%, 03/01/2046	91,787	0.0
251,000	Johnson & Johnson, 3.750%, 03/03/2047	198,438	0.0
34,000	Kaiser Foundation Hospitals, 3.150%, 05/01/2027	32,931	0.0
89,000	Kaiser Foundation Hospitals, 4.150%, 05/01/2047	72,674	0.0
36,000	Kaiser Foundation Hospitals, 4.875%, 04/01/2042	33,332	0.0
59,000	Kaiser Foundation Hospitals 2019, 3.266%, 11/01/2049	41,067	0.0
74,000	Kaiser Foundation Hospitals 2021, 2.810%, 06/01/2041	52,385	0.0
83,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	53,969	0.0
263,000	Kellogg Co., 2.100%, 06/01/2030	228,869	0.0
12,000	Kellogg Co., 3.250%, 04/01/2026	11,810	0.0
256,000	Kenvue, Inc., 5.050%, 03/22/2053	237,519	0.0
400,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	269,301	0.0
33,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	27,759	0.0
30,000 (1)	Keurig Dr Pepper, Inc. 31*, 2.250%, 03/15/2031	25,459	0.0
250,000	Kimberly-Clark Corp., 6.625%, 08/01/2037	282,843	0.0
28,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	27,690	0.0
29,000	Koninklijke Philips NV, 5.000%, 03/15/2042	26,161	0.0
42,000	Koninklijke Philips NV, 6.875%, 03/11/2038	45,300	0.0
718,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	582,055	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
28,000	Kroger Co., 1.700%, 01/15/2031	$23,085	0.0
72,000	Kroger Co., 2.650%, 10/15/2026	69,474	0.0
250,000	Kroger Co., 4.450%, 02/01/2047	206,624	0.0
123,000	Kroger Co., 5.000%, 09/15/2034	119,197	0.0
20,000	Kroger Co., 5.000%, 04/15/2042	18,163	0.0
22,000	Kroger Co., 5.150%, 08/01/2043	20,179	0.0
17,000	Kroger Co., 5.400%, 07/15/2040	16,396	0.0
117,000	Kroger Co., 5.500%, 09/15/2054	110,327	0.0
45,000	Kroger Co., 5.650%, 09/15/2064	42,269	0.0
21,000	Kroger Co., 6.900%, 04/15/2038	23,118	0.0
168,000	Kroger Co., 7.500%, 04/01/2031	188,567	0.0
99,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	85,232	0.0
18,000	Leland Stanford Junior University, 1.289%, 06/01/2027	16,597	0.0
27,000	Leland Stanford Junior University, 2.413%, 06/01/2050	16,080	0.0
44,000	Leland Stanford Junior University, 3.647%, 05/01/2048	34,042	0.0
18,000	Mass General Brigham, Inc. 2015, 4.117%, 07/01/2055	14,225	0.0
18,000	Mass General Brigham, Inc. 2017, 3.765%, 07/01/2048	13,814	0.0
22,000	Mass General Brigham, Inc. 2020, 3.192%, 07/01/2049	15,006	0.0
38,000	Mass General Brigham, Inc. 2020, 3.342%, 07/01/2060	24,900	0.0
30,000	Massachusetts Institute of Technology, 3.067%, 04/01/2052	20,236	0.0
30,000	Massachusetts Institute of Technology, 3.885%, 07/01/2116	21,062	0.0
22,000	Massachusetts Institute of Technology, 3.959%, 07/01/2038	19,611	0.0
33,000	Massachusetts Institute of Technology, 4.678%, 07/01/2114	27,910	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
44,000	Massachusetts Institute of Technology, 5.600%, 07/01/2111	$44,443	0.0
31,000	Massachusetts Institute of Technology F, 2.989%, 07/01/2050	20,943	0.0
21,000	Massachusetts Institute of Technology G, 2.294%, 07/01/2051	12,144	0.0
18,000	Mayo Clinic, 3.774%, 11/15/2043	14,879	0.0
18,000	Mayo Clinic 2013, 4.000%, 11/15/2047	14,741	0.0
21,000	Mayo Clinic 2016, 4.128%, 11/15/2052	17,209	0.0
30,000	Mayo Clinic 2021, 3.196%, 11/15/2061	19,389	0.0
30,000	McCormick & Co., Inc., 0.900%, 02/15/2026	28,750	0.0
30,000	McCormick & Co., Inc., 1.850%, 02/15/2031	24,854	0.0
30,000	McCormick & Co., Inc., 2.500%, 04/15/2030	26,515	0.0
44,000	McCormick & Co., Inc., 3.400%, 08/15/2027	42,695	0.0
18,000	McCormick & Co., Inc., 4.200%, 08/15/2047	14,695	0.0
30,000	McCormick & Co., Inc., 4.950%, 04/15/2033	29,294	0.0
588,000 (1)	McKesson Corp., 0.900%, 12/03/2025	568,718	0.1
53,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	46,438	0.0
59,000	Medtronic Global Holdings SCA, 4.250%, 03/30/2028	58,273	0.0
59,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	56,387	0.0
18,000	Medtronic, Inc., 4.000%, 04/01/2043	14,960	0.0
114,000	Medtronic, Inc., 4.375%, 03/15/2035	107,063	0.0
107,000	Medtronic, Inc., 4.625%, 03/15/2045	95,100	0.0
24,000	Memorial Sloan-Kettering Cancer Center, 4.125%, 07/01/2052	19,514	0.0
24,000	Memorial Sloan-Kettering Cancer Center, 5.000%, 07/01/2042	22,738	0.0
33,000	Memorial Sloan-Kettering Cancer Center 2015, 4.200%, 07/01/2055	26,631	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
27,000	Memorial Sloan-Kettering Cancer Center 2020, 2.955%, 01/01/2050	$17,788	0.0
159,000	Merck & Co., Inc., 1.450%, 06/24/2030	133,390	0.0
500,000	Merck & Co., Inc., 1.700%, 06/10/2027	468,841	0.1
500,000	Merck & Co., Inc., 2.750%, 12/10/2051	303,370	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/2045	193,787	0.0
363,000	Merck & Co., Inc., 4.150%, 05/18/2043	304,239	0.0
31,000	Methodist Hospital 20A, 2.705%, 12/01/2050	19,239	0.0
195,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	179,682	0.0
460,000	Mondelez International, Inc., 2.750%, 04/13/2030	411,693	0.0
17,000	Montefiore Obligated Group, 4.287%, 09/01/2050	11,956	0.0
28,000	Montefiore Obligated Group 18-C, 5.246%, 11/01/2048	23,444	0.0
36,000	Moody’s Corp., 2.000%, 08/19/2031	29,929	0.0
36,000	Moody’s Corp., 2.750%, 08/19/2041	24,962	0.0
30,000	Moody’s Corp., 3.100%, 11/29/2061	17,952	0.0
30,000	Moody’s Corp., 3.250%, 01/15/2028	28,768	0.0
18,000	Moody’s Corp., 3.250%, 05/20/2050	11,992	0.0
30,000	Moody’s Corp., 3.750%, 02/25/2052	22,080	0.0
24,000	Moody’s Corp., 4.250%, 02/01/2029	23,534	0.0
30,000	Moody’s Corp., 4.250%, 08/08/2032	28,478	0.0
24,000	Moody’s Corp., 4.875%, 12/17/2048	21,388	0.0
36,000	Moody’s Corp., 5.250%, 07/15/2044	34,254	0.0
18,000	Mount Sinai Hospital 2017, 3.981%, 07/01/2048	13,077	0.0
29,000	Mount Sinai Hospital 2019, 3.737%, 07/01/2049	19,129	0.0
23,000 (1)	Mount Sinai Hospital 2020, 3.391%, 07/01/2050	13,864	0.0
44,000	Mylan, Inc., 4.550%, 04/15/2028	43,133	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
44,000	Mylan, Inc., 5.200%, 04/15/2048	$36,416	0.0
30,000	Mylan, Inc., 5.400%, 11/29/2043	26,882	0.0
18,000	New York and Presbyterian Hospital, 2.256%, 08/01/2040	11,941	0.0
18,000 (1)	New York and Presbyterian Hospital, 2.606%, 08/01/2060	9,813	0.0
44,000	New York and Presbyterian Hospital, 4.024%, 08/01/2045	36,129	0.0
21,000	New York and Presbyterian Hospital, 4.063%, 08/01/2056	16,523	0.0
30,000	New York and Presbyterian Hospital 2019, 3.954%, 08/01/2119	20,472	0.0
26,000	Northwell Healthcare, Inc., 3.809%, 11/01/2049	19,290	0.0
30,000	Northwell Healthcare, Inc., 3.979%, 11/01/2046	23,025	0.0
50,000	Northwell Healthcare, Inc., 4.260%, 11/01/2047	40,145	0.0
32,000	Northwestern University, 4.643%, 12/01/2044	29,366	0.0
18,000	Northwestern University 2017, 3.662%, 12/01/2057	13,233	0.0
18,000	Northwestern University 2020, 2.640%, 12/01/2050	11,205	0.0
24,000	Novant Health, Inc., 2.637%, 11/01/2036	18,541	0.0
41,000	Novant Health, Inc., 3.168%, 11/01/2051	27,216	0.0
24,000	Novant Health, Inc., 3.318%, 11/01/2061	15,331	0.0
264,000	Novartis Capital Corp., 2.200%, 08/14/2030	231,305	0.0
219,000	Novartis Capital Corp., 2.750%, 08/14/2050	139,320	0.0
175,000	Novartis Capital Corp., 3.100%, 05/17/2027	169,721	0.0
28,000	Novartis Capital Corp., 3.700%, 09/21/2042	22,660	0.0
53,000	Novartis Capital Corp., 4.000%, 11/20/2045	43,531	0.0
62,000	Novartis Capital Corp., 4.200%, 09/18/2034	57,706	0.0
32,000	NYU Langone Hospitals, 4.368%, 07/01/2047	27,385	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	NYU Langone Hospitals, 4.784%, 07/01/2044	$16,325	0.0
21,000	NYU Langone Hospitals 13-A, 5.750%, 07/01/2043	21,476	0.0
33,000	NYU Langone Hospitals 2020, 3.380%, 07/01/2055	22,218	0.0
17,000	OhioHealth Corp., 2.297%, 11/15/2031	14,257	0.0
17,000	OhioHealth Corp., 2.834%, 11/15/2041	12,024	0.0
22,000	OhioHealth Corp. 2020, 3.042%, 11/15/2050	14,863	0.0
18,000	Orlando Health Obligated Group, 3.327%, 10/01/2050	12,616	0.0
17,000	Orlando Health Obligated Group, 4.089%, 10/01/2048	13,683	0.0
58,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	50,845	0.0
73,000	PayPal Holdings, Inc., 2.650%, 10/01/2026	70,758	0.0
87,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	79,586	0.0
58,000	PayPal Holdings, Inc., 3.250%, 06/01/2050	39,339	0.0
29,000	PayPal Holdings, Inc., 3.900%, 06/01/2027	28,601	0.0
58,000	PayPal Holdings, Inc., 4.400%, 06/01/2032	55,713	0.0
58,000	PayPal Holdings, Inc., 5.050%, 06/01/2052	53,634	0.0
49,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	48,712	0.0
29,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	26,457	0.0
23,000	PayPal Holdings, Inc., 5.500%, 06/01/2054	22,490	0.0
21,000	PeaceHealth Obligated Group 2018, 4.787%, 11/15/2048	17,907	0.0
20,000	PeaceHealth Obligated Group 2020, 1.375%, 11/15/2025	19,388	0.0
23,000	PeaceHealth Obligated Group 2020, 3.218%, 11/15/2050	14,730	0.0
27,000	Pepsico Singapore Financing I Pte Ltd., 4.550%, 02/16/2029	26,819	0.0
33,000	Pepsico Singapore Financing I Pte Ltd., 4.650%, 02/16/2027	33,143	0.0
27,000	Pepsico Singapore Financing I Pte Ltd., 4.700%, 02/16/2034	26,157	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,469,000	PepsiCo, Inc., 1.625%, 05/01/2030	$1,253,891	0.1
59,000	PepsiCo, Inc., 2.750%, 10/21/2051	36,830	0.0
59,000	PepsiCo, Inc., 2.875%, 10/15/2049	38,518	0.0
10,000	PepsiCo, Inc., 3.375%, 07/29/2049	7,180	0.0
52,000	PepsiCo, Inc., 3.450%, 10/06/2046	38,201	0.0
53,000	PepsiCo, Inc., 3.625%, 03/19/2050	39,480	0.0
30,000	PepsiCo, Inc., 3.875%, 03/19/2060	22,555	0.0
32,000	PepsiCo, Inc., 4.000%, 05/02/2047	25,658	0.0
30,000	PepsiCo, Inc., 4.200%, 07/18/2052	24,466	0.0
588,000	Pfizer, Inc., 3.450%, 03/15/2029	560,746	0.1
588,000	Pfizer, Inc., 3.900%, 03/15/2039	496,358	0.1
500,000	Pfizer, Inc., 4.000%, 12/15/2036	446,036	0.1
588,000	Pfizer, Inc., 4.100%, 09/15/2038	513,975	0.1
271,000	Pfizer, Inc., 4.125%, 12/15/2046	218,918	0.0
524,000	Pfizer, Inc., 4.300%, 06/15/2043	447,578	0.1
30,000	Philip Morris International, Inc., 3.125%, 03/02/2028	28,578	0.0
34,000	Philip Morris International, Inc., 3.875%, 08/21/2042	26,918	0.0
1,486,000	Philip Morris International, Inc., 5.375%, 02/15/2033	1,489,575	0.1
23,000	Piedmont Healthcare, Inc., 2.864%, 01/01/2052	14,257	0.0
17,000	Piedmont Healthcare, Inc. 2032, 2.044%, 01/01/2032	13,951	0.0
17,000	Piedmont Healthcare, Inc. 2042, 2.719%, 01/01/2042	11,752	0.0
53,000	Pilgrim's Pride Corp., 3.500%, 03/01/2032	45,770	0.0
59,000	Pilgrim's Pride Corp., 4.250%, 04/15/2031	54,343	0.0
59,000	Pilgrim's Pride Corp., 6.250%, 07/01/2033	60,187	0.0
30,000	Pilgrim's Pride Corp., 6.875%, 05/15/2034	31,938	0.0
30,000	President and Fellows of Harvard College, 2.517%, 10/15/2050	18,163	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	President and Fellows of Harvard College, 3.150%, 07/15/2046	$21,620	0.0
30,000	President and Fellows of Harvard College, 3.300%, 07/15/2056	20,620	0.0
30,000	President and Fellows of Harvard College, 3.745%, 11/15/2052	23,122	0.0
44,000	President and Fellows of Harvard College, 4.609%, 02/15/2035	42,751	0.0
18,000	President and Fellows of Harvard College, 4.875%, 10/15/2040	17,107	0.0
441,000	Procter & Gamble Co., 1.000%, 04/23/2026	423,000	0.0
441,000	Procter & Gamble Co., 1.950%, 04/23/2031	376,133	0.0
441,000	Procter & Gamble Co., 2.800%, 03/25/2027	426,789	0.1
35,000	Procter & Gamble Co., 3.600%, 03/25/2050	26,897	0.0
35,000	Providence St Joseph Health Obligated Group, 5.403%, 10/01/2033	34,996	0.0
38,000	Providence St Joseph Health Obligated Group 19A, 2.532%, 10/01/2029	33,994	0.0
46,000	Providence St Joseph Health Obligated Group 21A, 2.700%, 10/01/2051	26,690	0.0
21,000	Providence St Joseph Health Obligated Group A, 3.930%, 10/01/2048	15,844	0.0
18,000	Providence St Joseph Health Obligated Group H, 2.746%, 10/01/2026	17,378	0.0
24,000	Providence St Joseph Health Obligated Group I, 3.744%, 10/01/2047	17,770	0.0
29,000	Quanta Services, Inc., 2.350%, 01/15/2032	24,013	0.0
58,000	Quanta Services, Inc., 2.900%, 10/01/2030	51,783	0.0
29,000	Quanta Services, Inc., 3.050%, 10/01/2041	20,385	0.0
209,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	181,436	0.0
74,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	61,618	0.0
44,000	Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	26,031	0.0
44,000	RELX Capital, Inc., 3.000%, 05/22/2030	39,993	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
55,000	RELX Capital, Inc., 4.000%, 03/18/2029	$53,156	0.0
29,000	RELX Capital, Inc., 4.750%, 05/20/2032	28,302	0.0
30,000	Revvity, Inc., 1.900%, 09/15/2028	26,884	0.0
30,000	Revvity, Inc., 2.250%, 09/15/2031	24,735	0.0
24,000	Revvity, Inc., 2.550%, 03/15/2031	20,364	0.0
50,000	Revvity, Inc., 3.300%, 09/15/2029	46,159	0.0
24,000	Revvity, Inc., 3.625%, 03/15/2051	16,330	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/2035	502,011	0.1
734,000	Reynolds American, Inc., 6.150%, 09/15/2043	729,294	0.1
41,000	Rockefeller Foundation 2020, 2.492%, 10/01/2050	24,923	0.0
603,000	Royalty Pharma PLC, 1.200%, 09/02/2025	588,260	0.1
55,000	Royalty Pharma PLC, 3.300%, 09/02/2040	39,850	0.0
41,000	Royalty Pharma PLC, 3.350%, 09/02/2051	26,056	0.0
59,000	Royalty Pharma PLC, 3.550%, 09/02/2050	39,381	0.0
61,000	Royalty Pharma PLC, 5.900%, 09/02/2054	57,979	0.0
36,000	S&P Global, Inc., 1.250%, 08/15/2030	29,796	0.0
41,000	S&P Global, Inc., 2.300%, 08/15/2060	20,567	0.0
73,000	S&P Global, Inc., 2.450%, 03/01/2027	69,803	0.0
30,000	S&P Global, Inc., 2.500%, 12/01/2029	26,973	0.0
73,000	S&P Global, Inc., 2.700%, 03/01/2029	67,215	0.0
88,000	S&P Global, Inc., 2.900%, 03/01/2032	76,806	0.0
30,000	S&P Global, Inc., 2.950%, 01/22/2027	29,045	0.0
36,000	S&P Global, Inc., 3.250%, 12/01/2049	24,924	0.0
58,000	S&P Global, Inc., 3.700%, 03/01/2052	43,315	0.0
30,000	S&P Global, Inc., 3.900%, 03/01/2062	22,429	0.0
55,000	S&P Global, Inc., 4.250%, 05/01/2029	53,803	0.0
41,000	S&P Global, Inc., 4.750%, 08/01/2028	41,070	0.0
44,000	S&P Global, Inc., 5.250%, 09/15/2033	44,464	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
59,000	Sanofi, 3.625%, 06/19/2028	$57,216	0.0
8,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	7,823	0.0
58,000	Smith & Nephew PLC, 2.032%, 10/14/2030	48,634	0.0
20,000	Smith & Nephew PLC, 5.150%, 03/20/2027	20,147	0.0
38,000	Smith & Nephew PLC, 5.400%, 03/20/2034	37,742	0.0
89,000 (4)	Solventum Corp., 5.400%, 03/01/2029	89,258	0.0
59,000 (4)	Solventum Corp., 5.450%, 02/25/2027	59,591	0.0
59,000 (4)	Solventum Corp., 5.450%, 03/13/2031	59,039	0.0
98,000 (4)	Solventum Corp., 5.600%, 03/23/2034	97,560	0.0
74,000 (4)	Solventum Corp., 5.900%, 04/30/2054	72,037	0.0
30,000 (4)	Solventum Corp., 6.000%, 05/15/2064	29,285	0.0
21,000	Stanford Health Care, 3.027%, 08/15/2051	13,911	0.0
29,000	Stanford Health Care 2018, 3.795%, 11/15/2048	22,408	0.0
17,000	Stanford Health Care 2020, 3.310%, 08/15/2030	15,687	0.0
38,000	Stryker Corp., 2.900%, 06/15/2050	24,608	0.0
500,000	Stryker Corp., 3.500%, 03/15/2026	493,574	0.1
24,000	Stryker Corp., 4.100%, 04/01/2043	19,759	0.0
13,000	Stryker Corp., 4.375%, 05/15/2044	11,000	0.0
59,000	Stryker Corp., 4.625%, 03/15/2046	51,181	0.0
22,000	Sutter Health, 5.164%, 08/15/2033	21,886	0.0
22,000	Sutter Health, 5.547%, 08/15/2053	22,035	0.0
20,000	Sutter Health 2018, 3.695%, 08/15/2028	19,205	0.0
20,000	Sutter Health 2018, 4.091%, 08/15/2048	16,199	0.0
18,000	Sutter Health 20A, 1.321%, 08/15/2025	17,608	0.0
41,000	Sutter Health 20A, 2.294%, 08/15/2030	35,671	0.0
24,000	Sutter Health 20A, 3.161%, 08/15/2040	18,037	0.0
35,000	Sutter Health 20A, 3.361%, 08/15/2050	24,732	0.0
302,000	Sysco Corp., 6.600%, 04/01/2050	331,556	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
17,000	Texas Health Resources, 2.328%, 11/15/2050	$9,676	0.0
17,000	Texas Health Resources, 4.330%, 11/15/2055	13,928	0.0
41,000	Thermo Fisher Scientific, Inc., 1.750%, 10/15/2028	36,888	0.0
71,000	Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	59,097	0.0
53,000	Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	48,240	0.0
71,000	Thermo Fisher Scientific, Inc., 2.800%, 10/15/2041	49,962	0.0
44,000	Thermo Fisher Scientific, Inc., 4.100%, 08/15/2047	35,740	0.0
36,000	Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	36,278	0.0
36,000	Thermo Fisher Scientific, Inc., 4.950%, 11/21/2032	35,772	0.0
36,000	Thermo Fisher Scientific, Inc., 4.953%, 08/10/2026	36,271	0.0
44,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	44,389	0.0
59,000	Thermo Fisher Scientific, Inc., 5.000%, 12/05/2026	59,578	0.0
59,000	Thermo Fisher Scientific, Inc., 5.000%, 01/31/2029	59,514	0.0
59,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	58,700	0.0
30,000 (1)	Thermo Fisher Scientific, Inc., 5.200%, 01/31/2034	30,109	0.0
24,000	Thermo Fisher Scientific, Inc., 5.300%, 02/01/2044	22,946	0.0
36,000	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	35,420	0.0
21,000	Thomas Jefferson University, 3.847%, 11/01/2057	14,728	0.0
18,000	Trustees of Princeton University, 4.201%, 03/01/2052	15,214	0.0
30,000	Trustees of Princeton University, 5.700%, 03/01/2039	31,616	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	Trustees of Princeton University 2020, 2.516%, 07/01/2050	$18,758	0.0
17,000	Trustees of the University of Pennsylvania, 3.610%, 02/15/2119	10,793	0.0
17,000	Trustees of the University of Pennsylvania, 4.674%, 09/01/2112	14,122	0.0
17,000	Trustees of the University of Pennsylvania 2020, 2.396%, 10/01/2050	10,103	0.0
441,000	Tyson Foods, Inc., 3.550%, 06/02/2027	427,836	0.1
44,000	Tyson Foods, Inc., 4.550%, 06/02/2047	36,168	0.0
30,000	Tyson Foods, Inc., 4.875%, 08/15/2034	28,624	0.0
78,000	Tyson Foods, Inc., 5.100%, 09/28/2048	69,327	0.0
30,000	Tyson Foods, Inc., 5.150%, 08/15/2044	27,417	0.0
588,000	Unilever Capital Corp., 3.500%, 03/22/2028	569,455	0.1
75,000	Unilever Capital Corp., 5.900%, 11/15/2032	79,703	0.0
255,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	219,857	0.0
84,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	71,460	0.0
588,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	416,049	0.0
500,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	310,260	0.0
285,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	272,825	0.0
87,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	62,849	0.0
59,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	58,163	0.0
500,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	298,285	0.0
73,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	57,770	0.0
588,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	571,761	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
73,000	UnitedHealth Group, Inc., 4.250%, 01/15/2029	$71,559	0.0
588,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	477,244	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	236,228	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	220,533	0.0
112,000	UnitedHealth Group, Inc., 5.350%, 02/15/2033	112,746	0.0
108,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	105,031	0.0
116,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	116,393	0.0
41,000	Universal Health Services, Inc., 1.650%, 09/01/2026	38,840	0.0
46,000	Universal Health Services, Inc., 2.650%, 10/15/2030	39,548	0.0
29,000	Universal Health Services, Inc., 2.650%, 01/15/2032	23,742	0.0
24,000	University of Chicago, 4.003%, 10/01/2053	19,505	0.0
20,000	University of Chicago 20B, 2.761%, 04/01/2045	15,252	0.0
18,000	University of Chicago C, 2.547%, 04/01/2050	11,586	0.0
29,000	University of Miami 2022, 4.063%, 04/01/2052	23,286	0.0
23,000	University of Notre Dame du Lac 2015, 3.438%, 02/15/2045	17,583	0.0
23,000	University of Notre Dame du Lac 2017, 3.394%, 02/15/2048	17,105	0.0
18,000	University of Southern California, 2.805%, 10/01/2050	11,544	0.0
43,000	University of Southern California, 3.028%, 10/01/2039	34,056	0.0
30,000	University of Southern California, 4.976%, 10/01/2053	28,077	0.0
18,000	University of Southern California, 5.250%, 10/01/2111	16,678	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
24,000	University of Southern California 2017, 3.841%, 10/01/2047	$19,348	0.0
24,000	University of Southern California 21A, 2.945%, 10/01/2051	15,770	0.0
19,000	University of Southern California A, 3.226%, 10/01/2120	10,981	0.0
64,000	UPMC, 5.035%, 05/15/2033	62,986	0.0
81,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	79,780	0.0
59,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	49,743	0.0
29,000	Verisk Analytics, Inc., 3.625%, 05/15/2050	20,265	0.0
35,000	Verisk Analytics, Inc., 4.125%, 03/15/2029	33,926	0.0
35,000	Verisk Analytics, Inc., 5.250%, 06/05/2034	34,603	0.0
20,000	Verisk Analytics, Inc., 5.500%, 06/15/2045	18,859	0.0
29,000	Verisk Analytics, Inc., 5.750%, 04/01/2033	29,885	0.0
44,000	Viatris, Inc., 2.300%, 06/22/2027	41,270	0.0
86,000	Viatris, Inc., 2.700%, 06/22/2030	74,621	0.0
89,000	Viatris, Inc., 3.850%, 06/22/2040	66,775	0.0
118,000	Viatris, Inc., 4.000%, 06/22/2050	80,453	0.0
30,000	Washington University, 4.349%, 04/15/2122	23,324	0.0
30,000	Washington University 2022, 3.524%, 04/15/2054	21,650	0.0
20,000	William Marsh Rice University, 3.574%, 05/15/2045	15,912	0.0
20,000	William Marsh Rice University, 3.774%, 05/15/2055	15,284	0.0
17,000	Willis-Knighton Medical Center 2018, 4.813%, 09/01/2048	14,597	0.0
23,000	Willis-Knighton Medical Center 2021, 3.065%, 03/01/2051	14,397	0.0
29,000	Yale University 2020, 1.482%, 04/15/2030	24,678	0.0
29,000	Yale University 2020, 2.402%, 04/15/2050	17,320	0.0
44,000	Zimmer Biomet Holdings, Inc., 2.600%, 11/24/2031	37,570	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
35,000	Zimmer Biomet Holdings, Inc., 3.050%, 01/15/2026	$34,469	0.0
23,000	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/2045	19,288	0.0
29,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	29,433	0.0
18,000	Zimmer Biomet Holdings, Inc., 5.750%, 11/30/2039	18,054	0.0
292,000	Zoetis, Inc., 2.000%, 05/15/2030	251,377	0.0
103,000	Zoetis, Inc., 3.000%, 05/15/2050	66,151	0.0
44,000	Zoetis, Inc., 4.500%, 11/13/2025	43,975	0.0
		67,394,402	4.3

	Energy: 1.8%
31,000 (1)	Apache Corp., 4.250%, 01/15/2030	29,159	0.0
19,000	Apache Corp., 4.375%, 10/15/2028	18,381	0.0
25,000	Apache Corp., 4.750%, 04/15/2043	19,984	0.0
79,000	Apache Corp., 5.100%, 09/01/2040	69,180	0.0
24,000	Apache Corp., 5.250%, 02/01/2042	20,829	0.0
23,000	Apache Corp., 5.350%, 07/01/2049	19,133	0.0
26,000	Apache Corp., 6.000%, 01/15/2037	25,824	0.0
588,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	543,067	0.1
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	506,229	0.1
89,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	53,442	0.0
104,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	64,452	0.0
53,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	33,729	0.0
74,000	BP Capital Markets America, Inc., 3.001%, 03/17/2052	46,221	0.0
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	484,712	0.1
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	245,661	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
500,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	$316,627	0.0
588,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	570,601	0.1
36,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	35,468	0.0
30,000	Canadian Natural Resources Ltd., 2.950%, 07/15/2030	26,660	0.0
74,000	Canadian Natural Resources Ltd., 3.850%, 06/01/2027	72,452	0.0
21,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	21,105	0.0
65,000	Canadian Natural Resources Ltd., 6.250%, 03/15/2038	66,560	0.0
21,000	Canadian Natural Resources Ltd., 6.450%, 06/30/2033	22,039	0.0
27,000	Canadian Natural Resources Ltd., 6.500%, 02/15/2037	28,075	0.0
24,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	25,477	0.0
24,000	Canadian Natural Resources Ltd., 7.200%, 01/15/2032	26,237	0.0
44,000	Canadian Natural Resources Ltd., GMTN, 4.950%, 06/01/2047	37,796	0.0
154,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	165,712	0.0
33,000	Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	26,309	0.0
65,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	61,070	0.0
70,000 (1)	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	70,397	0.0
292,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	282,907	0.0
156,000 (4)	Cheniere Energy Partners L.P., 5.750%, 08/15/2034	157,137	0.0
89,000	Cheniere Energy, Inc., 4.625%, 10/15/2028	87,132	0.0
89,000	Cheniere Energy, Inc., 5.650%, 04/15/2034	89,570	0.0
148,000	Chevron Corp., 1.554%, 05/11/2025	146,415	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
59,000	Chevron Corp., 1.995%, 05/11/2027	$55,793	0.0
89,000	Chevron Corp., 2.236%, 05/11/2030	78,412	0.0
133,000	Chevron Corp., 2.954%, 05/16/2026	130,478	0.0
59,000	Chevron Corp., 3.078%, 05/11/2050	39,056	0.0
44,000	Chevron Corp., 3.326%, 11/17/2025	43,613	0.0
44,000	Chevron USA, Inc., 0.687%, 08/12/2025	43,005	0.0
44,000	Chevron USA, Inc., 1.018%, 08/12/2027	40,278	0.0
44,000	Chevron USA, Inc., 2.343%, 08/12/2050	24,761	0.0
30,000	Chevron USA, Inc., 3.250%, 10/15/2029	28,274	0.0
35,000	Chevron USA, Inc., 3.850%, 01/15/2028	34,537	0.0
19,000	Chevron USA, Inc., 5.250%, 11/15/2043	18,555	0.0
23,000	Chevron USA, Inc., 6.000%, 03/01/2041	24,493	0.0
327,000	CNOOC Petroleum North America ULC, 5.875%, 03/10/2035	350,951	0.1
29,000	Columbia Pipeline Group, Inc., 5.800%, 06/01/2045	27,984	0.0
197,000	ConocoPhillips Co., 4.025%, 03/15/2062	142,462	0.0
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	117,892	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	418,635	0.1
146,000 (4)	ConocoPhillips Co., 5.200%, 06/01/2045	136,084	0.0
58,000	Continental Resources, Inc., 4.375%, 01/15/2028	56,422	0.0
41,000	Continental Resources, Inc., 4.900%, 06/01/2044	33,215	0.0
40,000	Coterra Energy, Inc., 3.900%, 05/15/2027	39,109	0.0
25,000	Coterra Energy, Inc., 4.375%, 03/15/2029	24,186	0.0
29,000	Coterra Energy, Inc., 5.600%, 03/15/2034	28,761	0.0
23,000	DCP Midstream Operating L.P., 3.250%, 02/15/2032	19,817	0.0
35,000	DCP Midstream Operating L.P., 5.125%, 05/15/2029	35,080	0.0
23,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	21,620	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
29,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	$29,462	0.0
17,000	DCP Midstream Operating L.P., 8.125%, 08/16/2030	19,338	0.0
34,000	Devon Energy Corp., 4.500%, 01/15/2030	32,901	0.0
44,000	Devon Energy Corp., 4.750%, 05/15/2042	36,579	0.0
44,000	Devon Energy Corp., 5.000%, 06/15/2045	36,802	0.0
50,000	Devon Energy Corp., 5.200%, 09/15/2034	47,502	0.0
22,000	Devon Energy Corp., 5.250%, 10/15/2027	22,029	0.0
74,000	Devon Energy Corp., 5.600%, 07/15/2041	68,472	0.0
58,000	Devon Energy Corp., 5.750%, 09/15/2054	52,666	0.0
29,000	Devon Energy Corp., 5.850%, 12/15/2025	29,205	0.0
19,000	Devon Energy Corp., 5.875%, 06/15/2028	19,082	0.0
40,000	Devon Energy Corp., 7.875%, 09/30/2031	45,152	0.0
22,000	Devon Energy Corp., 7.950%, 04/15/2032	24,835	0.0
47,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	41,616	0.0
46,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	44,821	0.0
60,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	55,834	0.0
44,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	33,216	0.0
38,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	29,489	0.0
50,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	50,124	0.0
50,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	50,488	0.0
77,000	Diamondback Energy, Inc., 5.400%, 04/18/2034	75,756	0.0
89,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	83,595	0.0
59,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	55,441	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
65,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	$67,599	0.0
38,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	37,943	0.0
25,000	Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/2029	22,903	0.0
26,000	Eastern Gas Transmission & Storage, Inc., 4.600%, 12/15/2044	22,053	0.0
20,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/01/2043	17,592	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	207,173	0.0
210,000	Enbridge, Inc., 5.700%, 03/08/2033	212,286	0.0
311,000	Energy Transfer L.P., 4.950%, 01/15/2043	268,074	0.0
593,000	Energy Transfer L.P., 6.050%, 12/01/2026	606,079	0.1
59,000	Energy Transfer L.P., 6.125%, 12/15/2045	58,317	0.0
104,000	Energy Transfer L.P., 6.250%, 04/15/2049	104,237	0.0
1,063,000	Energy Transfer L.P., 6.500%, 02/01/2042	1,102,179	0.1
25,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	24,938	0.0
29,000	EnLink Midstream Partners L.P., 4.850%, 07/15/2026	28,958	0.0
27,000	EnLink Midstream Partners L.P., 5.050%, 04/01/2045	23,220	0.0
30,000	EnLink Midstream Partners L.P., 5.450%, 06/01/2047	27,016	0.0
21,000	EnLink Midstream Partners L.P., 5.600%, 04/01/2044	19,284	0.0
278,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	180,754	0.0
235,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	232,863	0.0
45,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	44,938	0.0
235,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	231,786	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
140,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	$119,453	0.0
306,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	273,835	0.0
488,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	434,542	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	248,878	0.0
57,000	EOG Resources, Inc., 4.950%, 04/15/2050	50,762	0.0
415,000	EQT Corp., 3.900%, 10/01/2027	403,807	0.1
44,000	Equinor ASA, 2.375%, 05/22/2030	39,042	0.0
59,000	Equinor ASA, 3.625%, 09/10/2028	57,130	0.0
415,000	Equinor ASA, 3.950%, 05/15/2043	341,586	0.0
64,000	Expand Energy Corp., 4.750%, 02/01/2032	59,615	0.0
67,000	Expand Energy Corp., 5.375%, 03/15/2030	65,562	0.0
59,000	Exxon Mobil Corp., 2.275%, 08/16/2026	57,080	0.0
74,000 (1)	Exxon Mobil Corp., 2.440%, 08/16/2029	67,562	0.0
118,000	Exxon Mobil Corp., 2.610%, 10/15/2030	105,172	0.0
44,000	Exxon Mobil Corp., 2.995%, 08/16/2039	33,308	0.0
148,000	Exxon Mobil Corp., 3.043%, 03/01/2026	145,744	0.0
89,000	Exxon Mobil Corp., 3.095%, 08/16/2049	59,346	0.0
59,000	Exxon Mobil Corp., 3.294%, 03/19/2027	57,847	0.0
163,000	Exxon Mobil Corp., 3.452%, 04/15/2051	114,365	0.0
118,000	Exxon Mobil Corp., 3.482%, 03/19/2030	111,184	0.0
59,000	Exxon Mobil Corp., 3.567%, 03/06/2045	44,385	0.0
148,000	Exxon Mobil Corp., 4.114%, 03/01/2046	120,171	0.0
118,000	Exxon Mobil Corp., 4.227%, 03/19/2040	103,555	0.0
163,000	Exxon Mobil Corp., 4.327%, 03/19/2050	134,198	0.0
59,000	Halliburton Co., 2.920%, 03/01/2030	53,118	0.0
23,000	Halliburton Co., 3.800%, 11/15/2025	22,817	0.0
306,000	Halliburton Co., 4.750%, 08/01/2043	267,591	0.0
59,000	Halliburton Co., 4.850%, 11/15/2035	56,108	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
225,000	Hess Corp., 5.600%, 02/15/2041	$222,457	0.0
54,000	HF Sinclair Corp., 5.875%, 04/01/2026	54,429	0.0
300,000	Kinder Morgan Energy Partners L.P., MTN, 6.950%, 01/15/2038	325,386	0.0
177,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	148,255	0.0
127,000	Kinder Morgan, Inc., 4.300%, 03/01/2028	124,711	0.0
500,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	434,716	0.1
250,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	233,972	0.0
209,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	173,696	0.0
89,000	MPLX L.P., 1.750%, 03/01/2026	85,971	0.0
89,000	MPLX L.P., 2.650%, 08/15/2030	77,919	0.0
74,000	MPLX L.P., 4.000%, 03/15/2028	71,857	0.0
74,000	MPLX L.P., 4.125%, 03/01/2027	72,922	0.0
43,000	MPLX L.P., 4.250%, 12/01/2027	42,342	0.0
104,000	MPLX L.P., 4.500%, 04/15/2038	90,723	0.0
89,000	MPLX L.P., 4.700%, 04/15/2048	73,036	0.0
44,000	MPLX L.P., 4.800%, 02/15/2029	43,644	0.0
70,000	MPLX L.P., 4.875%, 06/01/2025	69,964	0.0
30,000	MPLX L.P., 4.900%, 04/15/2058	24,268	0.0
59,000	MPLX L.P., 4.950%, 09/01/2032	56,911	0.0
89,000	MPLX L.P., 4.950%, 03/14/2052	74,873	0.0
65,000	MPLX L.P., 5.000%, 03/01/2033	62,457	0.0
59,000	MPLX L.P., 5.200%, 03/01/2047	52,461	0.0
29,000	MPLX L.P., 5.200%, 12/01/2047	25,810	0.0
69,000	MPLX L.P., 5.500%, 06/01/2034	68,049	0.0
89,000	MPLX L.P., 5.500%, 02/15/2049	81,900	0.0
30,000	MPLX L.P., 5.650%, 03/01/2053	27,988	0.0
29,000	NOV, Inc., 3.600%, 12/01/2029	27,076	0.0
64,000	NOV, Inc., 3.950%, 12/01/2042	47,541	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
18,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	$12,952	0.0
25,000	Occidental Petroleum Corp., 4.400%, 04/15/2046	18,563	0.0
187,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	183,224	0.0
50,000	Occidental Petroleum Corp., 5.550%, 03/15/2026	50,230	0.0
118,000	Occidental Petroleum Corp., 5.550%, 10/01/2034	114,853	0.0
32,000	Occidental Petroleum Corp., 5.875%, 09/01/2025	32,120	0.0
68,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	69,625	0.0
43,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	42,563	0.0
34,000	Occidental Petroleum Corp., 6.375%, 09/01/2028	35,079	0.0
101,000	Occidental Petroleum Corp., 6.450%, 09/15/2036	103,467	0.0
66,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	66,689	0.0
86,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	90,062	0.0
51,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	55,793	0.0
29,000	Occidental Petroleum Corp., 7.875%, 09/15/2031	32,117	0.0
19,000	Occidental Petroleum Corp., 7.950%, 06/15/2039	21,772	0.0
29,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	31,058	0.0
59,000	Occidental Petroleum Corp., 8.875%, 07/15/2030	67,424	0.0
36,000	ONEOK Partners L.P., 6.125%, 02/01/2041	35,900	0.0
22,000	ONEOK Partners L.P., 6.200%, 09/15/2043	21,972	0.0
34,000	ONEOK Partners L.P., 6.650%, 10/01/2036	36,156	0.0
34,000	ONEOK Partners L.P., 6.850%, 10/15/2037	36,752	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
44,000	ONEOK, Inc., 3.100%, 03/15/2030	$39,913	0.0
28,000	ONEOK, Inc., 3.250%, 06/01/2030	25,424	0.0
40,000	ONEOK, Inc., 3.400%, 09/01/2029	37,219	0.0
45,000	ONEOK, Inc., 3.950%, 03/01/2050	32,490	0.0
28,000	ONEOK, Inc., 4.000%, 07/13/2027	27,510	0.0
28,000	ONEOK, Inc., 4.200%, 10/03/2047	21,260	0.0
70,000	ONEOK, Inc., 4.250%, 09/24/2027	68,993	0.0
28,000	ONEOK, Inc., 4.250%, 09/15/2046	21,581	0.0
39,000	ONEOK, Inc., 4.350%, 03/15/2029	37,991	0.0
34,000	ONEOK, Inc., 4.400%, 10/15/2029	32,979	0.0
32,000	ONEOK, Inc., 4.450%, 09/01/2049	25,088	0.0
25,000	ONEOK, Inc., 4.500%, 03/15/2050	19,731	0.0
45,000	ONEOK, Inc., 4.550%, 07/15/2028	44,366	0.0
70,000	ONEOK, Inc., 4.750%, 10/15/2031	67,742	0.0
28,000	ONEOK, Inc., 4.850%, 02/01/2049	23,374	0.0
32,000	ONEOK, Inc., 4.950%, 07/13/2047	27,189	0.0
36,000	ONEOK, Inc., 5.000%, 03/01/2026	36,074	0.0
89,000	ONEOK, Inc., 5.050%, 11/01/2034	85,176	0.0
31,000	ONEOK, Inc., 5.150%, 10/15/2043	27,749	0.0
51,000	ONEOK, Inc., 5.200%, 07/15/2048	44,985	0.0
42,000	ONEOK, Inc., 5.550%, 11/01/2026	42,554	0.0
42,000	ONEOK, Inc., 5.650%, 11/01/2028	42,868	0.0
84,000	ONEOK, Inc., 5.700%, 11/01/2054	79,060	0.0
28,000	ONEOK, Inc., 5.800%, 11/01/2030	28,872	0.0
34,000	ONEOK, Inc., 5.850%, 01/15/2026	34,316	0.0
45,000	ONEOK, Inc., 5.850%, 11/01/2064	42,144	0.0
22,000	ONEOK, Inc., 6.000%, 06/15/2035	22,595	0.0
84,000	ONEOK, Inc., 6.050%, 09/01/2033	86,483	0.0
42,000	ONEOK, Inc., 6.100%, 11/15/2032	43,486	0.0
34,000	ONEOK, Inc., 6.350%, 01/15/2031	35,772	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
98,000	ONEOK, Inc., 6.625%, 09/01/2053	$103,133	0.0
17,000	ONEOK, Inc., 7.150%, 01/15/2051	18,548	0.0
27,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	27,106	0.0
36,000	Ovintiv, Inc., 5.650%, 05/15/2025	36,091	0.0
41,000	Ovintiv, Inc., 5.650%, 05/15/2028	41,588	0.0
36,000	Ovintiv, Inc., 6.250%, 07/15/2033	36,893	0.0
35,000	Ovintiv, Inc., 6.500%, 08/15/2034	36,299	0.0
25,000	Ovintiv, Inc., 6.500%, 02/01/2038	25,558	0.0
27,000	Ovintiv, Inc., 6.625%, 08/15/2037	27,892	0.0
24,000	Ovintiv, Inc., 7.100%, 07/15/2053	25,567	0.0
21,000	Ovintiv, Inc., 7.200%, 11/01/2031	22,556	0.0
30,000	Ovintiv, Inc., 7.375%, 11/01/2031	32,607	0.0
18,000	Ovintiv, Inc., 8.125%, 09/15/2030	20,218	0.0
28,000	Patterson-UTI Energy, Inc., 3.950%, 02/01/2028	26,813	0.0
20,000	Patterson-UTI Energy, Inc., 5.150%, 11/15/2029	19,520	0.0
23,000	Patterson-UTI Energy, Inc., 7.150%, 10/01/2033	24,115	0.0
173,000	Petroleos Mexicanos, 6.700%, 02/16/2032	151,483	0.0
28,000	Phillips 66, 1.300%, 02/15/2026	26,992	0.0
48,000	Phillips 66, 2.150%, 12/15/2030	40,737	0.0
56,000	Phillips 66, 3.300%, 03/15/2052	36,046	0.0
45,000	Phillips 66, 3.900%, 03/15/2028	43,647	0.0
56,000	Phillips 66, 4.650%, 11/15/2034	52,251	0.0
95,000	Phillips 66, 4.875%, 11/15/2044	82,072	0.0
84,000	Phillips 66, 5.875%, 05/01/2042	83,587	0.0
32,000	Phillips 66 Co., 3.150%, 12/15/2029	29,373	0.0
25,000	Phillips 66 Co., 3.550%, 10/01/2026	24,567	0.0
24,000	Phillips 66 Co., 3.750%, 03/01/2028	23,242	0.0
25,000	Phillips 66 Co., 4.680%, 02/15/2045	21,002	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
34,000	Phillips 66 Co., 4.900%, 10/01/2046	$29,373	0.0
42,000	Phillips 66 Co., 4.950%, 12/01/2027	42,351	0.0
34,000 (1)	Phillips 66 Co., 4.950%, 03/15/2035	32,138	0.0
67,000	Phillips 66 Co., 5.250%, 06/15/2031	67,207	0.0
50,000	Phillips 66 Co., 5.300%, 06/30/2033	49,574	0.0
34,000	Phillips 66 Co., 5.500%, 03/15/2055	31,336	0.0
28,000	Phillips 66 Co., 5.650%, 06/15/2054	26,448	0.0
44,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	42,492	0.0
64,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	54,549	0.0
58,000	Pioneer Natural Resources Co., 2.150%, 01/15/2031	49,255	0.0
64,000	Pioneer Natural Resources Co., 5.100%, 03/29/2026	64,475	0.0
441,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	440,528	0.1
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	206,644	0.0
80,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	78,139	0.0
118,000	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	114,375	0.0
89,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	89,234	0.0
68,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	68,029	0.0
89,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	89,892	0.0
25,000	Sabine Pass Liquefaction LLC, 5.900%, 09/15/2037	25,401	0.0
147,000	Schlumberger Investment SA, 2.650%, 06/26/2030	131,043	0.0
500,000	Shell Finance US, Inc., 3.750%, 09/12/2046	376,115	0.1
572,000	Shell Finance US, Inc., 4.125%, 05/11/2035	524,550	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
250,000	Shell Finance US, Inc., 4.375%, 05/11/2045	$209,158	0.0
104,000	Shell International Finance BV, 2.875%, 05/10/2026	101,740	0.0
163,000	Shell International Finance BV, 3.250%, 05/11/2025	162,313	0.0
39,000 (4)	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	38,881	0.0
56,000 (4)	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	55,051	0.0
70,000 (4)	South Bow USA Infrastructure Holdings LLC, 5.584%, 10/01/2034	68,127	0.0
39,000 (4)	South Bow USA Infrastructure Holdings LLC, 6.176%, 10/01/2054	37,803	0.0
39,000	Southwestern Energy Co., 5.375%, 02/01/2029	38,446	0.0
438,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	361,303	0.1
53,000	Suncor Energy, Inc., 3.750%, 03/04/2051	37,207	0.0
44,000	Targa Resources Corp., 4.200%, 02/01/2033	39,980	0.0
44,000	Targa Resources Corp., 4.950%, 04/15/2052	37,105	0.0
44,000	Targa Resources Corp., 5.200%, 07/01/2027	44,269	0.0
53,000	Targa Resources Corp., 6.125%, 03/15/2033	54,669	0.0
59,000	Targa Resources Corp., 6.150%, 03/01/2029	61,261	0.0
30,000	Targa Resources Corp., 6.250%, 07/01/2052	29,967	0.0
59,000	Targa Resources Corp., 6.500%, 03/30/2034	62,371	0.0
50,000	Targa Resources Corp., 6.500%, 02/15/2053	52,155	0.0
59,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	53,715	0.0
59,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	57,009	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
41,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	$40,581	0.0
56,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	56,212	0.0
42,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	42,331	0.0
40,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	41,019	0.0
74,000	TotalEnergies Capital International SA, 2.829%, 01/10/2030	67,362	0.0
47,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	33,733	0.0
148,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	97,055	0.0
47,000	TotalEnergies Capital International SA, 3.386%, 06/29/2060	30,592	0.0
74,000	TotalEnergies Capital International SA, 3.455%, 02/19/2029	70,534	0.0
59,000	TotalEnergies Capital International SA, 3.461%, 07/12/2049	41,632	0.0
59,000	TotalEnergies Capital SA, 3.883%, 10/11/2028	57,383	0.0
74,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	73,717	0.0
104,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	99,771	0.0
74,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	70,797	0.0
250,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	232,938	0.0
400,000	TransCanada PipeLines Ltd., 7.625%, 01/15/2039	463,579	0.1
307,000	Valero Energy Corp., 6.625%, 06/15/2037	322,652	0.0
21,000	Western Midstream Operating L.P., 3.950%, 06/01/2025	20,933	0.0
65,000	Western Midstream Operating L.P., 4.050%, 02/01/2030	61,011	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
21,000	Western Midstream Operating L.P., 4.500%, 03/01/2028	$20,617	0.0
28,000	Western Midstream Operating L.P., 4.650%, 07/01/2026	27,908	0.0
23,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	22,658	0.0
59,000	Western Midstream Operating L.P., 5.250%, 02/01/2050	50,289	0.0
41,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	34,855	0.0
36,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	32,089	0.0
21,000	Western Midstream Operating L.P., 5.500%, 08/15/2048	18,369	0.0
44,000	Western Midstream Operating L.P., 6.150%, 04/01/2033	44,875	0.0
36,000	Western Midstream Operating L.P., 6.350%, 01/15/2029	37,281	0.0
734,000	Williams Cos., Inc., 2.600%, 03/15/2031	632,403	0.1
45,000	Williams Cos., Inc., 5.100%, 09/15/2045	40,464	0.0
412,000	Williams Cos., Inc., 5.400%, 03/04/2044	386,514	0.1
70,000	Woodside Finance Ltd., 5.100%, 09/12/2034	66,637	0.0
42,000	Woodside Finance Ltd., 5.700%, 09/12/2054	39,318	0.0
		28,713,561	1.8

	Financial: 8.6%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.450%, 10/29/2026	479,015	0.1
612,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, 10/29/2028	566,961	0.1
470,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	409,689	0.1
24,000	Aflac, Inc., 1.125%, 03/15/2026	23,029	0.0
18,000	Aflac, Inc., 2.875%, 10/15/2026	17,482	0.0
59,000	Aflac, Inc., 3.600%, 04/01/2030	55,451	0.0
24,000	Aflac, Inc., 4.000%, 10/15/2046	18,852	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
33,000	Aflac, Inc., 4.750%, 01/15/2049	$28,953	0.0
20,000	Agree L.P., 2.000%, 06/15/2028	18,131	0.0
17,000	Agree L.P., 2.600%, 06/15/2033	13,675	0.0
20,000	Agree L.P., 2.900%, 10/01/2030	17,735	0.0
17,000	Agree L.P., 4.800%, 10/01/2032	16,286	0.0
26,000	Agree L.P., 5.625%, 06/15/2034	26,090	0.0
71,000	Air Lease Corp., 1.875%, 08/15/2026	67,723	0.0
30,000	Air Lease Corp., 2.100%, 09/01/2028	27,079	0.0
44,000	Air Lease Corp., 2.200%, 01/15/2027	41,777	0.0
44,000	Air Lease Corp., 3.125%, 12/01/2030	39,022	0.0
30,000	Air Lease Corp., 3.250%, 10/01/2029	27,717	0.0
50,000	Air Lease Corp., 3.375%, 07/01/2025	49,621	0.0
30,000	Air Lease Corp., 3.625%, 04/01/2027	29,006	0.0
30,000	Air Lease Corp., 3.625%, 12/01/2027	29,006	0.0
30,000	Air Lease Corp., 4.625%, 10/01/2028	29,516	0.0
30,000	Air Lease Corp., 5.100%, 03/01/2029	30,092	0.0
41,000	Air Lease Corp., 5.300%, 02/01/2028	41,358	0.0
41,000	Air Lease Corp., 5.850%, 12/15/2027	42,040	0.0
44,000	Air Lease Corp., GMTN, 3.750%, 06/01/2026	43,347	0.0
86,000	Air Lease Corp., MTN, 2.875%, 01/15/2026	84,211	0.0
44,000	Air Lease Corp., MTN, 2.875%, 01/15/2032	37,545	0.0
38,000	Air Lease Corp., MTN, 3.000%, 02/01/2030	34,327	0.0
42,000	Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	32,378	0.0
588,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	468,982	0.1
50,000	Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	30,631	0.0
59,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	40,184	0.0
23,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	20,536	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Alleghany Corp., 3.625%, 05/15/2030	$28,268	0.0
18,000	Alleghany Corp., 4.900%, 09/15/2044	16,597	0.0
588,000	Allstate Corp., 3.280%, 12/15/2026	574,943	0.1
30,000	Allstate Corp., 3.850%, 08/10/2049	22,452	0.0
41,000	Allstate Corp., 4.200%, 12/15/2046	32,970	0.0
30,000	Allstate Corp., 4.500%, 06/15/2043	25,625	0.0
11,000 (3)	Allstate Corp., 6.500%, 05/15/2067	11,306	0.0
281,000	Ally Financial, Inc., 8.000%, 11/01/2031	311,040	0.0
70,000	American Express Co., 1.650%, 11/04/2026	66,374	0.0
110,000	American Express Co., 2.250%, 03/04/2025	109,668	0.0
110,000	American Express Co., 2.550%, 03/04/2027	105,323	0.0
55,000	American Express Co., 3.125%, 05/20/2026	53,907	0.0
103,000	American Express Co., 3.300%, 05/03/2027	99,966	0.0
140,000	American Express Co., 3.950%, 08/01/2025	139,469	0.0
65,000	American Express Co., 4.050%, 05/03/2029	63,477	0.0
224,000	American Express Co., 4.050%, 12/03/2042	187,710	0.0
45,000	American Express Co., 4.200%, 11/06/2025	44,914	0.0
80,000 (3)	American Express Co., 4.420%, 08/03/2033	75,956	0.0
75,000	American Express Co., 4.900%, 02/13/2026	75,277	0.0
45,000 (3)	American Express Co., 4.989%, 05/26/2033	43,895	0.0
80,000 (3)	American Express Co., 4.990%, 05/01/2026	80,033	0.0
80,000 (3)	American Express Co., 5.043%, 05/01/2034	78,639	0.0
95,000 (3)	American Express Co., 5.282%, 07/27/2029	96,095	0.0
75,000 (3)	American Express Co., 5.389%, 07/28/2027	75,837	0.0
69,000 (3)	American Express Co., 5.625%, 07/28/2034	69,840	0.0
95,000	American Express Co., 5.850%, 11/05/2027	97,959	0.0
20,000	American Express Credit Corp., MTN, 3.300%, 05/03/2027	19,394	0.0
34,000	American Financial Group, Inc., 4.500%, 06/15/2047	28,239	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000	American Financial Group, Inc., 5.250%, 04/02/2030	$17,202	0.0
26,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	21,769	0.0
17,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	11,256	0.0
35,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	31,302	0.0
29,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	28,310	0.0
17,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,252	0.0
23,000	American Homes 4 Rent L.P., 4.900%, 02/15/2029	22,857	0.0
35,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	34,878	0.0
29,000	American Homes 4 Rent L.P., 5.500%, 07/15/2034	28,757	0.0
20,000	American International Group, Inc., 3.400%, 06/30/2030	18,496	0.0
72,000	American International Group, Inc., 3.875%, 01/15/2035	64,078	0.0
20,000	American International Group, Inc., 4.200%, 04/01/2028	19,565	0.0
59,000	American International Group, Inc., 4.375%, 06/30/2050	48,839	0.0
44,000	American International Group, Inc., 4.500%, 07/16/2044	37,908	0.0
59,000 (1)	American International Group, Inc., 4.750%, 04/01/2048	52,222	0.0
61,000	American International Group, Inc., 5.125%, 03/27/2033	60,281	0.0
500,000	American Tower Corp., 1.600%, 04/15/2026	480,471	0.1
500,000	American Tower Corp., 2.700%, 04/15/2031	431,975	0.1
71,000	American Tower Corp., 2.950%, 01/15/2051	43,952	0.0
500,000	American Tower Corp., 3.375%, 10/15/2026	488,751	0.1
441,000	American Tower Corp., 3.550%, 07/15/2027	427,697	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
100,000	Ameriprise Financial, Inc., 5.150%, 05/15/2033	$99,869	0.0
500,000	Aon Corp., 3.750%, 05/02/2029	475,190	0.1
188,000	Aon Global Ltd., 4.450%, 05/24/2043	154,916	0.0
238,000	Aon Global Ltd., 4.600%, 06/14/2044	201,684	0.0
35,000 (4)	Apollo Debt Solutions BDC, 6.700%, 07/29/2031	35,961	0.0
38,000 (4)	Apollo Debt Solutions BDC, 6.900%, 04/13/2029	39,345	0.0
44,000	Apollo Global Management, Inc., 5.800%, 05/21/2054	44,233	0.0
29,000	Apollo Global Management, Inc., 6.375%, 11/15/2033	31,370	0.0
29,000	Arch Capital Finance LLC, 4.011%, 12/15/2026	28,671	0.0
26,000	Arch Capital Finance LLC, 5.031%, 12/15/2046	23,387	0.0
58,000	Arch Capital Group Ltd., 3.635%, 06/30/2050	41,380	0.0
17,000	Arch Capital Group Ltd., 7.350%, 05/01/2034	19,237	0.0
29,000	Arch Capital Group US, Inc., 5.144%, 11/01/2043	26,656	0.0
1,116,000	Ares Capital Corp., 3.250%, 07/15/2025	1,105,469	0.1
49,000	Ares Management Corp., 5.600%, 10/11/2054	46,654	0.0
184,000	Ares Management Corp., 6.375%, 11/10/2028	192,622	0.0
24,000	Arthur J Gallagher & Co., 2.400%, 11/09/2031	20,130	0.0
21,000	Arthur J Gallagher & Co., 3.050%, 03/09/2052	13,175	0.0
50,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	34,440	0.0
30,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	30,189	0.0
21,000	Arthur J Gallagher & Co., 5.500%, 03/02/2033	21,173	0.0
36,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	35,367	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	$29,524	0.0
24,000	Arthur J Gallagher & Co., 6.500%, 02/15/2034	25,799	0.0
36,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	39,908	0.0
29,000	Assured Guaranty US Holdings, Inc., 3.150%, 06/15/2031	25,628	0.0
23,000	Assured Guaranty US Holdings, Inc., 3.600%, 09/15/2051	15,849	0.0
20,000	Assured Guaranty US Holdings, Inc., 6.125%, 09/15/2028	20,761	0.0
30,000	Athene Holding Ltd., 3.450%, 05/15/2052	19,296	0.0
30,000	Athene Holding Ltd., 3.500%, 01/15/2031	27,068	0.0
30,000	Athene Holding Ltd., 3.950%, 05/25/2051	21,595	0.0
59,000	Athene Holding Ltd., 4.125%, 01/12/2028	57,592	0.0
36,000	Athene Holding Ltd., 5.875%, 01/15/2034	36,512	0.0
30,000	Athene Holding Ltd., 6.150%, 04/03/2030	31,226	0.0
59,000	Athene Holding Ltd., 6.250%, 04/01/2054	59,161	0.0
24,000	Athene Holding Ltd., 6.650%, 02/01/2033	25,476	0.0
263,000	Australia & New Zealand Banking Group Ltd./New York NY, 4.750%, 01/18/2027	264,009	0.0
500,000	AvalonBay Communities, Inc., MTN, 2.300%, 03/01/2030	440,886	0.1
400,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 03/13/2029	403,861	0.1
200,000	Banco Santander SA, 2.749%, 12/03/2030	169,492	0.0
400,000	Banco Santander SA, 3.800%, 02/23/2028	383,939	0.0
400,000	Banco Santander SA, 4.250%, 04/11/2027	393,160	0.1
400,000	Banco Santander SA, 5.179%, 11/19/2025	399,766	0.1
400,000	Banco Santander SA, 6.921%, 08/08/2033	420,052	0.1
385,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	367,147	0.0
250,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	208,518	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
220,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	$185,725	0.0
200,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	176,266	0.0
470,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	404,202	0.1
135,000 (1)(3)	Bank of America Corp., 2.972%, 07/21/2052	85,911	0.0
235,000 (3)	Bank of America Corp., 3.311%, 04/22/2042	175,998	0.0
401,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	384,577	0.0
135,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	131,517	0.0
85,000 (3)	Bank of America Corp., 3.946%, 01/23/2049	65,587	0.0
135,000 (3)	Bank of America Corp., 4.244%, 04/24/2038	120,147	0.0
150,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	148,433	0.0
270,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	256,705	0.0
200,000 (3)	Bank of America Corp., 5.080%, 01/20/2027	200,613	0.0
457,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	459,243	0.1
333,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	330,331	0.0
34,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	34,053	0.0
190,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	195,222	0.0
100,000 (3)	Bank of America Corp., 5.933%, 09/15/2027	101,807	0.0
135,000 (3)	Bank of America Corp., 6.204%, 11/10/2028	139,787	0.0
168,000	Bank of America Corp., GMTN, 3.500%, 04/19/2026	165,583	0.0
135,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	130,745	0.0
170,000 (3)	Bank of America Corp., MTN, 1.197%, 10/24/2026	165,214	0.0
170,000 (3)	Bank of America Corp., MTN, 1.922%, 10/24/2031	142,086	0.0
200,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	181,597	0.0
235,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	206,715	0.0
150,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	143,035	0.0
337,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	234,122	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
65,000 (3)	Bank of America Corp., MTN, 2.831%, 10/24/2051	$40,036	0.0
135,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	122,055	0.0
250,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	214,951	0.0
170,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	156,689	0.0
170,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	163,883	0.0
200,000 (3)	Bank of America Corp., MTN, 3.559%, 04/23/2027	196,847	0.0
169,000 (3)	Bank of America Corp., MTN, 3.824%, 01/20/2028	165,632	0.0
170,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	164,930	0.0
200,000 (3)	Bank of America Corp., MTN, 3.974%, 02/07/2030	191,753	0.0
100,000 (3)	Bank of America Corp., MTN, 4.078%, 04/23/2040	85,188	0.0
370,000 (3)	Bank of America Corp., MTN, 4.083%, 03/20/2051	289,950	0.0
133,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	131,967	0.0
200,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	194,953	0.0
185,000 (3)	Bank of America Corp., MTN, 4.330%, 03/15/2050	151,599	0.0
135,000 (3)	Bank of America Corp., MTN, 4.443%, 01/20/2048	113,816	0.0
135,000	Bank of America Corp., MTN, 4.450%, 03/03/2026	134,514	0.0
35,000	Bank of America Corp., MTN, 4.875%, 04/01/2044	32,086	0.0
200,000 (3)	Bank of America Corp., MTN, 4.948%, 07/22/2028	200,457	0.0
135,000 (1)	Bank of America Corp., MTN, 5.000%, 01/21/2044	126,202	0.0
335,000 (3)	Bank of America Corp., MTN, 5.015%, 07/22/2033	328,687	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
100,000	Bank of America Corp., MTN, 5.875%, 02/07/2042	$104,436	0.0
135,000	Bank of America Corp. L, 4.183%, 11/25/2027	132,558	0.0
35,000	Bank of America Corp. L, 4.750%, 04/21/2045	30,947	0.0
190,000 (3)	Bank of America Corp. N, 1.658%, 03/11/2027	183,123	0.0
77,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	66,409	0.0
65,000 (3)	Bank of America Corp. N, 3.483%, 03/13/2052	45,813	0.0
117,000 (3)	Bank of Montreal, 3.088%, 01/10/2037	97,510	0.0
588,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	562,602	0.1
362,000	Bank of Montreal, MTN, 1.850%, 05/01/2025	358,677	0.0
27,000	Bank of New York Mellon Corp., 2.500%, 01/26/2032	22,928	0.0
71,000 (3)	Bank of New York Mellon Corp., 5.606%, 07/21/2039	71,544	0.0
20,000 (3)	Bank of New York Mellon Corp., J, 4.967%, 04/26/2034	19,608	0.0
30,000	Bank of New York Mellon Corp., MTN, 1.650%, 01/28/2031	24,835	0.0
411,000	Bank of New York Mellon Corp., MTN, 3.000%, 10/30/2028	384,582	0.1
441,000	Bank of New York Mellon Corp., MTN, 3.250%, 05/16/2027	428,105	0.1
500,000 (3)	Bank of New York Mellon Corp., MTN, 3.442%, 02/07/2028	487,496	0.1
53,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	52,485	0.0
89,000 (3)	Bank of New York Mellon Corp., MTN, 5.834%, 10/25/2033	92,205	0.0
65,000 (3)	Bank of New York Mellon Corp., MTN, 6.474%, 10/25/2034	70,213	0.0
56,000 (1)	Bank of Nova Scotia, 1.050%, 03/02/2026	53,764	0.0
59,000	Bank of Nova Scotia, 1.300%, 06/11/2025	58,155	0.0
53,000	Bank of Nova Scotia, 1.300%, 09/15/2026	50,153	0.0
44,000	Bank of Nova Scotia, 1.350%, 06/24/2026	41,960	0.0
44,000	Bank of Nova Scotia, 1.950%, 02/02/2027	41,592	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
38,000	Bank of Nova Scotia, 2.150%, 08/01/2031	$31,626	0.0
50,000	Bank of Nova Scotia, 2.450%, 02/02/2032	41,747	0.0
74,000	Bank of Nova Scotia, 2.700%, 08/03/2026	71,850	0.0
41,000	Bank of Nova Scotia, 2.951%, 03/11/2027	39,476	0.0
74,000	Bank of Nova Scotia, 4.500%, 12/16/2025	73,648	0.0
74,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	68,080	0.0
74,000	Bank of Nova Scotia, 4.750%, 02/02/2026	74,056	0.0
74,000	Bank of Nova Scotia, 4.850%, 02/01/2030	73,491	0.0
44,000	Bank of Nova Scotia, 5.250%, 06/12/2028	44,472	0.0
68,000	Bank of Nova Scotia, 5.350%, 12/07/2026	68,895	0.0
96,000	Bank of Nova Scotia, 5.450%, 06/12/2025	96,312	0.0
50,000	Bank of Nova Scotia, 5.650%, 02/01/2034	50,947	0.0
588,000 (3)	Barclays PLC, 2.667%, 03/10/2032	498,528	0.1
441,000 (3)	Barclays PLC, 3.811%, 03/10/2042	341,417	0.0
441,000	Barclays PLC, 4.375%, 01/12/2026	439,128	0.1
588,000	Barclays PLC, 5.200%, 05/12/2026	589,156	0.1
250,000	Barclays PLC, 5.250%, 08/17/2045	233,505	0.0
614,000 (3)	Barclays PLC, 6.496%, 09/13/2027	628,984	0.1
44,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	36,849	0.0
30,000	Berkshire Hathaway Finance Corp., 1.850%, 03/12/2030	26,187	0.0
44,000	Berkshire Hathaway Finance Corp., 2.300%, 03/15/2027	42,154	0.0
44,000	Berkshire Hathaway Finance Corp., 2.500%, 01/15/2051	25,433	0.0
104,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	65,331	0.0
59,000	Berkshire Hathaway Finance Corp., 2.875%, 03/15/2032	51,703	0.0
163,000	Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	123,488	0.0
139,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	115,151	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
118,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	$98,656	0.0
30,000	Berkshire Hathaway Finance Corp., 4.300%, 05/15/2043	25,990	0.0
43,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	39,168	0.0
44,000	Berkshire Hathaway Finance Corp., 5.750%, 01/15/2040	46,439	0.0
148,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	145,805	0.0
59,000 (1)	Berkshire Hathaway, Inc., 4.500%, 02/11/2043	54,706	0.0
95,000	BlackRock Funding, Inc., 5.350%, 01/08/2055	90,777	0.0
726,000	BlackRock, Inc., 1.900%, 01/28/2031	611,988	0.1
72,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	68,632	0.0
58,000	Blackstone Private Credit Fund, 3.250%, 03/15/2027	55,542	0.0
37,000	Blackstone Private Credit Fund, 4.000%, 01/15/2029	34,993	0.0
29,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	29,207	0.0
29,000	Blackstone Private Credit Fund, 6.250%, 01/25/2031	29,502	0.0
46,000	Blackstone Private Credit Fund, 7.050%, 09/29/2025	46,688	0.0
29,000	Blackstone Private Credit Fund, 7.300%, 11/27/2028	30,513	0.0
309,000	Blackstone Secured Lending Fund, 3.625%, 01/15/2026	304,712	0.0
233,000	Blue Owl Capital Corp., 2.625%, 01/15/2027	220,123	0.0
173,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	176,167	0.0
58,000	Blue Owl Finance LLC, 6.250%, 04/18/2034	59,636	0.0
213,000	Boston Properties L.P., 2.550%, 04/01/2032	172,547	0.0
222,000	Boston Properties L.P., 3.250%, 01/30/2031	195,330	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
219,000 (1)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	$224,138	0.0
21,000	Brixmor Operating Partnership L.P., 2.250%, 04/01/2028	19,200	0.0
30,000	Brixmor Operating Partnership L.P., 2.500%, 08/16/2031	25,201	0.0
24,000	Brixmor Operating Partnership L.P., 3.900%, 03/15/2027	23,517	0.0
47,000	Brixmor Operating Partnership L.P., 4.050%, 07/01/2030	44,461	0.0
36,000	Brixmor Operating Partnership L.P., 4.125%, 06/15/2026	35,643	0.0
44,000	Brixmor Operating Partnership L.P., 4.125%, 05/15/2029	42,271	0.0
24,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	23,781	0.0
36,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	24,793	0.0
441,000	Brookfield Finance, Inc., 2.724%, 04/15/2031	383,448	0.0
35,000	Brookfield Finance, Inc., 3.500%, 03/30/2051	24,158	0.0
24,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	16,710	0.0
25,000	Brookfield Finance, Inc., 4.700%, 09/20/2047	21,611	0.0
4,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	4,031	0.0
44,000	Brookfield Finance, Inc., 5.968%, 03/04/2054	44,518	0.0
41,000	Brown & Brown, Inc., 2.375%, 03/15/2031	34,482	0.0
36,000 (1)	Brown & Brown, Inc., 4.200%, 03/17/2032	33,204	0.0
21,000	Brown & Brown, Inc., 4.500%, 03/15/2029	20,591	0.0
36,000	Brown & Brown, Inc., 4.950%, 03/17/2052	30,786	0.0
44,000	Camden Property Trust, 2.800%, 05/15/2030	39,505	0.0
36,000	Camden Property Trust, 3.150%, 07/01/2029	33,459	0.0
18,000	Camden Property Trust, 3.350%, 11/01/2049	12,395	0.0
24,000	Camden Property Trust, 4.100%, 10/15/2028	23,352	0.0
24,000 (1)	Camden Property Trust, 4.900%, 01/15/2034	23,308	0.0
30,000	Camden Property Trust, 5.850%, 11/03/2026	30,623	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Canadian Imperial Bank of Commerce, 0.950%, 10/23/2025	$29,163	0.0
45,000	Canadian Imperial Bank of Commerce, 1.250%, 06/22/2026	42,861	0.0
65,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	64,878	0.0
85,000	Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	84,688	0.0
65,000	Canadian Imperial Bank of Commerce, 3.450%, 04/07/2027	63,218	0.0
65,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	58,340	0.0
85,000	Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	84,687	0.0
65,000	Canadian Imperial Bank of Commerce, 5.001%, 04/28/2028	65,185	0.0
80,000	Canadian Imperial Bank of Commerce, 5.144%, 04/28/2025	80,148	0.0
30,000	Canadian Imperial Bank of Commerce, 5.615%, 07/17/2026	30,400	0.0
55,000	Canadian Imperial Bank of Commerce, 5.926%, 10/02/2026	56,162	0.0
45,000	Canadian Imperial Bank of Commerce, 5.986%, 10/03/2028	46,443	0.0
70,000 (1)	Canadian Imperial Bank of Commerce, 6.092%, 10/03/2033	73,191	0.0
74,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	69,966	0.0
59,000 (3)	Capital One Financial Corp., 2.359%, 07/29/2032	47,667	0.0
30,000 (3)	Capital One Financial Corp., 2.618%, 11/02/2032	24,889	0.0
74,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	68,477	0.0
59,000	Capital One Financial Corp., 3.650%, 05/11/2027	57,449	0.0
89,000	Capital One Financial Corp., 3.750%, 07/28/2026	87,410	0.0
80,000	Capital One Financial Corp., 3.750%, 03/09/2027	78,128	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
83,000	Capital One Financial Corp., 3.800%, 01/31/2028	$80,143	0.0
89,000	Capital One Financial Corp., 4.200%, 10/29/2025	88,454	0.0
92,000 (3)	Capital One Financial Corp., 4.927%, 05/10/2028	91,733	0.0
80,000 (3)	Capital One Financial Corp., 4.985%, 07/24/2026	79,960	0.0
53,000 (3)	Capital One Financial Corp., 5.247%, 07/26/2030	52,856	0.0
65,000 (3)	Capital One Financial Corp., 5.268%, 05/10/2033	63,333	0.0
93,000 (3)	Capital One Financial Corp., 5.463%, 07/26/2030	93,308	0.0
59,000 (1)(3)	Capital One Financial Corp., 5.468%, 02/01/2029	59,428	0.0
59,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	59,828	0.0
74,000 (3)	Capital One Financial Corp., 5.817%, 02/01/2034	74,352	0.0
59,000 (3)	Capital One Financial Corp., 6.051%, 02/01/2035	59,977	0.0
104,000 (3)	Capital One Financial Corp., 6.312%, 06/08/2029	107,425	0.0
104,000 (3)	Capital One Financial Corp., 6.377%, 06/08/2034	108,030	0.0
44,000 (3)	Capital One Financial Corp., 7.149%, 10/29/2027	45,672	0.0
104,000 (3)	Capital One Financial Corp., 7.624%, 10/30/2031	114,863	0.0
29,000	Cboe Global Markets, Inc., 1.625%, 12/15/2030	24,087	0.0
17,000	Cboe Global Markets, Inc., 3.000%, 03/16/2032	14,799	0.0
38,000	Cboe Global Markets, Inc., 3.650%, 01/12/2027	37,315	0.0
30,000	CBRE Services, Inc., 2.500%, 04/01/2031	25,562	0.0
36,000	CBRE Services, Inc., 4.875%, 03/01/2026	35,970	0.0
30,000	CBRE Services, Inc., 5.500%, 04/01/2029	30,551	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
59,000	CBRE Services, Inc., 5.950%, 08/15/2034	$60,870	0.0
74,000	Charles Schwab Corp., 0.900%, 03/11/2026	70,830	0.0
59,000	Charles Schwab Corp., 1.150%, 05/13/2026	56,366	0.0
44,000	Charles Schwab Corp., 1.650%, 03/11/2031	36,077	0.0
50,000	Charles Schwab Corp., 1.950%, 12/01/2031	40,811	0.0
74,000	Charles Schwab Corp., 2.000%, 03/20/2028	67,808	0.0
44,000 (1)	Charles Schwab Corp., 2.300%, 05/13/2031	37,428	0.0
89,000	Charles Schwab Corp., 2.450%, 03/03/2027	85,000	0.0
28,000	Charles Schwab Corp., 2.750%, 10/01/2029	25,527	0.0
59,000	Charles Schwab Corp., 2.900%, 03/03/2032	50,788	0.0
38,000	Charles Schwab Corp., 3.200%, 03/02/2027	36,812	0.0
41,000	Charles Schwab Corp., 3.200%, 01/25/2028	39,253	0.0
36,000	Charles Schwab Corp., 3.250%, 05/22/2029	33,752	0.0
44,000	Charles Schwab Corp., 3.300%, 04/01/2027	42,750	0.0
21,000	Charles Schwab Corp., 3.450%, 02/13/2026	20,702	0.0
44,000	Charles Schwab Corp., 3.850%, 05/21/2025	43,887	0.0
36,000	Charles Schwab Corp., 4.000%, 02/01/2029	34,905	0.0
30,000 (1)	Charles Schwab Corp., 4.625%, 03/22/2030	29,983	0.0
71,000 (3)	Charles Schwab Corp., 5.643%, 05/19/2029	72,492	0.0
77,000 (3)	Charles Schwab Corp., 5.853%, 05/19/2034	79,296	0.0
59,000	Charles Schwab Corp., 5.875%, 08/24/2026	60,045	0.0
80,000 (3)	Charles Schwab Corp., 6.136%, 08/24/2034	84,034	0.0
77,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	80,286	0.0
47,000	Chubb Corp., 6.000%, 05/11/2037	49,913	0.0
365,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	230,545	0.0
56,000	CI Financial Corp., 3.200%, 12/17/2030	47,642	0.0
19,000	CI Financial Corp., 4.100%, 06/15/2051	13,148	0.0
140,000 (3)	Citigroup, Inc., 1.122%, 01/28/2027	134,479	0.0
154,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	146,678	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
98,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	$81,741	0.0
168,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	142,264	0.0
196,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	170,898	0.0
126,000 (3)	Citigroup, Inc., 2.666%, 01/29/2031	111,522	0.0
70,000 (3)	Citigroup, Inc., 2.904%, 11/03/2042	49,053	0.0
126,000 (3)	Citigroup, Inc., 2.976%, 11/05/2030	113,691	0.0
168,000 (3)	Citigroup, Inc., 3.057%, 01/25/2033	144,367	0.0
112,000	Citigroup, Inc., 3.400%, 05/01/2026	110,131	0.0
126,000 (3)	Citigroup, Inc., 3.520%, 10/27/2028	121,298	0.0
140,000 (3)	Citigroup, Inc., 3.668%, 07/24/2028	135,648	0.0
168,000 (3)	Citigroup, Inc., 3.785%, 03/17/2033	150,894	0.0
56,000 (3)	Citigroup, Inc., 3.878%, 01/24/2039	46,717	0.0
140,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	133,728	0.0
112,000 (3)	Citigroup, Inc., 4.075%, 04/23/2029	108,713	0.0
117,000	Citigroup, Inc., 4.125%, 07/25/2028	113,833	0.0
56,000 (3)	Citigroup, Inc., 4.281%, 04/24/2048	45,745	0.0
224,000 (3)	Citigroup, Inc., 4.412%, 03/31/2031	215,405	0.0
215,000	Citigroup, Inc., 4.450%, 09/29/2027	212,162	0.0
168,000 (3)	Citigroup, Inc., 4.542%, 09/19/2030	163,282	0.0
84,000	Citigroup, Inc., 4.600%, 03/09/2026	83,825	0.0
56,000	Citigroup, Inc., 4.650%, 07/30/2045	48,927	0.0
415,000	Citigroup, Inc., 4.650%, 07/23/2048	355,559	0.0
84,000 (3)	Citigroup, Inc., 4.658%, 05/24/2028	83,488	0.0
112,000	Citigroup, Inc., 4.750%, 05/18/2046	98,546	0.0
140,000 (3)	Citigroup, Inc., 4.910%, 05/24/2033	135,358	0.0
168,000 (3)	Citigroup, Inc., 5.174%, 02/13/2030	167,920	0.0
49,000	Citigroup, Inc., 5.300%, 05/06/2044	46,249	0.0
73,000 (3)	Citigroup, Inc., 5.316%, 03/26/2041	70,341	0.0
62,000 (3)	Citigroup, Inc., 5.411%, 09/19/2039	59,083	0.0
140,000 (3)	Citigroup, Inc., 5.449%, 06/11/2035	138,901	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
140,000 (3)	Citigroup, Inc., 5.827%, 02/13/2035	$139,381	0.0
27,000	Citigroup, Inc., 5.875%, 02/22/2033	27,590	0.0
56,000	Citigroup, Inc., 5.875%, 01/30/2042	57,297	0.0
37,000	Citigroup, Inc., 6.000%, 10/31/2033	38,111	0.0
179,000 (3)	Citigroup, Inc., 6.174%, 05/25/2034	182,429	0.0
154,000 (3)	Citigroup, Inc., 6.270%, 11/17/2033	161,540	0.0
17,000	Citigroup, Inc., 6.625%, 01/15/2028	17,894	0.0
56,000	Citigroup, Inc., 6.625%, 06/15/2032	59,873	0.0
56,000	Citigroup, Inc., 6.675%, 09/13/2043	61,532	0.0
108,000	Citigroup, Inc., 8.125%, 07/15/2039	133,409	0.0
140,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	134,679	0.0
336,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	303,856	0.0
92,000 (3)	Citizens Financial Group, Inc., 5.841%, 01/23/2030	93,385	0.0
117,000	CME Group, Inc., 5.300%, 09/15/2043	117,168	0.0
29,000	CNA Financial Corp., 2.050%, 08/15/2030	24,918	0.0
29,000	CNA Financial Corp., 3.450%, 08/15/2027	28,076	0.0
29,000	CNA Financial Corp., 3.900%, 05/01/2029	27,787	0.0
29,000	CNA Financial Corp., 4.500%, 03/01/2026	28,927	0.0
29,000	CNA Financial Corp., 5.125%, 02/15/2034	28,481	0.0
29,000	CNA Financial Corp., 5.500%, 06/15/2033	29,276	0.0
29,000	CNO Financial Group, Inc., 5.250%, 05/30/2029	28,843	0.0
41,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	42,405	0.0
250,000	Comerica, Inc., 3.800%, 07/22/2026	245,367	0.0
500,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	490,318	0.1
228,000	Cooperatieve Rabobank UA, BKNT, 5.250%, 05/24/2041	221,521	0.0
472,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	429,734	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
91,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	$77,871	0.0
567,000	Credit Suisse USA, Inc., 7.125%, 07/15/2032	628,546	0.1
500,000	Crown Castle, Inc., 1.050%, 07/15/2026	472,729	0.1
415,000	Crown Castle, Inc., 2.100%, 04/01/2031	343,682	0.0
298,000	Crown Castle, Inc., 2.900%, 04/01/2041	207,442	0.0
26,000	CubeSmart L.P., 2.000%, 02/15/2031	21,622	0.0
32,000	CubeSmart L.P., 2.250%, 12/15/2028	28,829	0.0
29,000	CubeSmart L.P., 2.500%, 02/15/2032	24,244	0.0
20,000	CubeSmart L.P., 3.000%, 02/15/2030	18,007	0.0
17,000	CubeSmart L.P., 3.125%, 09/01/2026	16,539	0.0
17,000	CubeSmart L.P., 4.000%, 11/15/2025	16,886	0.0
20,000	CubeSmart L.P., 4.375%, 02/15/2029	19,433	0.0
212,000	Deutsche Bank AG, 4.100%, 01/13/2026	210,566	0.0
366,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	348,003	0.0
569,000 (3)	Deutsche Bank AG/ New York NY, 3.547%, 09/18/2031	511,086	0.1
400,000	Deutsche Bank AG/ New York NY, 4.100%, 01/13/2026	397,835	0.1
52,000	Digital Realty Trust L.P., 3.600%, 07/01/2029	49,196	0.0
58,000	Digital Realty Trust L.P., 3.700%, 08/15/2027	56,419	0.0
38,000	Digital Realty Trust L.P., 4.450%, 07/15/2028	37,318	0.0
52,000	Digital Realty Trust L.P., 5.550%, 01/15/2028	52,850	0.0
400,000	Discover Bank, 4.250%, 03/13/2026	396,929	0.1
59,000	Discover Financial Services, 4.100%, 02/09/2027	57,949	0.0
36,000	Discover Financial Services, 4.500%, 01/30/2026	35,869	0.0
44,000	Discover Financial Services, 6.700%, 11/29/2032	46,914	0.0
31,000 (3)	Discover Financial Services, 7.964%, 11/02/2034	35,445	0.0
30,000	DOC DR, LLC, 2.625%, 11/01/2031	25,391	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
21,000	DOC DR, LLC, 3.950%, 01/15/2028	$20,387	0.0
24,000	DOC DR, LLC, 4.300%, 03/15/2027	23,750	0.0
29,000 (3)	Enstar Finance LLC, 5.500%, 01/15/2042	27,839	0.0
20,000 (3)	Enstar Finance LLC, 5.750%, 09/01/2040	19,793	0.0
29,000	Enstar Group Ltd., 3.100%, 09/01/2031	24,852	0.0
29,000	Enstar Group Ltd., 4.950%, 06/01/2029	28,507	0.0
137,000	EPR Properties, 3.750%, 08/15/2029	127,101	0.0
41,000	Equinix, Inc., 1.000%, 09/15/2025	39,932	0.0
30,000	Equinix, Inc., 1.250%, 07/15/2025	29,430	0.0
41,000	Equinix, Inc., 1.450%, 05/15/2026	39,238	0.0
38,000	Equinix, Inc., 1.550%, 03/15/2028	34,261	0.0
30,000	Equinix, Inc., 1.800%, 07/15/2027	27,899	0.0
24,000	Equinix, Inc., 2.000%, 05/15/2028	21,856	0.0
65,000	Equinix, Inc., 2.150%, 07/15/2030	55,969	0.0
59,000	Equinix, Inc., 2.500%, 05/15/2031	50,460	0.0
36,000	Equinix, Inc., 2.900%, 11/18/2026	34,777	0.0
30,000	Equinix, Inc., 2.950%, 09/15/2051	18,428	0.0
30,000	Equinix, Inc., 3.000%, 07/15/2050	18,945	0.0
71,000	Equinix, Inc., 3.200%, 11/18/2029	65,319	0.0
30,000	Equinix, Inc., 3.400%, 02/15/2052	20,431	0.0
71,000 (1)	Equinix, Inc., 3.900%, 04/15/2032	65,425	0.0
89,000	Equitable Holdings, Inc., 4.350%, 04/20/2028	87,252	0.0
61,000	Equitable Holdings, Inc., 5.000%, 04/20/2048	54,433	0.0
30,000	Equitable Holdings, Inc., 5.594%, 01/11/2033	30,296	0.0
161,000	ERP Operating L.P., 4.500%, 07/01/2044	139,135	0.0
240,000	Essex Portfolio L.P., 2.650%, 03/15/2032	202,227	0.0
59,000	Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	36,532	0.0
59,000	Everest Reinsurance Holdings, Inc., 3.500%, 10/15/2050	40,122	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
24,000	Everest Reinsurance Holdings, Inc., 4.868%, 06/01/2044	$20,842	0.0
24,000	Extra Space Storage L.P., 2.200%, 10/15/2030	20,455	0.0
36,000	Extra Space Storage L.P., 2.350%, 03/15/2032	29,479	0.0
36,000	Extra Space Storage L.P., 2.400%, 10/15/2031	29,973	0.0
27,000	Extra Space Storage L.P., 2.550%, 06/01/2031	23,020	0.0
34,000	Extra Space Storage L.P., 3.500%, 07/01/2026	33,388	0.0
26,000 (1)	Extra Space Storage L.P., 3.875%, 12/15/2027	25,417	0.0
24,000	Extra Space Storage L.P., 3.900%, 04/01/2029	22,958	0.0
20,000	Extra Space Storage L.P., 4.000%, 06/15/2029	19,150	0.0
36,000	Extra Space Storage L.P., 5.400%, 02/01/2034	35,674	0.0
27,000	Extra Space Storage L.P., 5.500%, 07/01/2030	27,482	0.0
30,000	Extra Space Storage L.P., 5.700%, 04/01/2028	30,633	0.0
36,000	Extra Space Storage L.P., 5.900%, 01/15/2031	37,151	0.0
35,000	Fairfax Financial Holdings Ltd., 3.375%, 03/03/2031	31,269	0.0
38,000	Fairfax Financial Holdings Ltd., 4.625%, 04/29/2030	37,105	0.0
35,000	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	34,777	0.0
44,000	Fairfax Financial Holdings Ltd., 5.625%, 08/16/2032	44,546	0.0
44,000	Fairfax Financial Holdings Ltd., 6.000%, 12/07/2033	45,375	0.0
35,000 (4)	Fairfax Financial Holdings Ltd., 6.100%, 03/15/2055	34,574	0.0
58,000	Fairfax Financial Holdings Ltd., 6.350%, 03/22/2054	59,797	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
151,000	Federal Realty OP L.P., 3.500%, 06/01/2030	$138,827	0.0
35,000	Fidelity National Financial, Inc., 2.450%, 03/15/2031	29,551	0.0
26,000	Fidelity National Financial, Inc., 3.200%, 09/17/2051	16,038	0.0
38,000	Fidelity National Financial, Inc., 3.400%, 06/15/2030	34,500	0.0
26,000	Fidelity National Financial, Inc., 4.500%, 08/15/2028	25,556	0.0
45,000 (3)	Fifth Third Bancorp, 1.707%, 11/01/2027	42,501	0.0
65,000	Fifth Third Bancorp, 2.375%, 01/28/2025	64,876	0.0
65,000	Fifth Third Bancorp, 2.550%, 05/05/2027	61,739	0.0
60,000	Fifth Third Bancorp, 3.950%, 03/14/2028	58,099	0.0
35,000 (3)	Fifth Third Bancorp, 4.055%, 04/25/2028	34,259	0.0
55,000 (3)	Fifth Third Bancorp, 4.337%, 04/25/2033	51,118	0.0
90,000 (3)	Fifth Third Bancorp, 4.772%, 07/28/2030	88,207	0.0
90,000 (3)	Fifth Third Bancorp, 6.361%, 10/27/2028	93,078	0.0
90,000	Fifth Third Bancorp, 8.250%, 03/01/2038	108,003	0.0
50,000	Franklin Resources, Inc., 1.600%, 10/30/2030	41,602	0.0
21,000	Franklin Resources, Inc., 2.950%, 08/12/2051	13,047	0.0
803,000	FS KKR Capital Corp., 3.400%, 01/15/2026	787,884	0.1
23,000	Globe Life, Inc., 2.150%, 08/15/2030	19,489	0.0
32,000	Globe Life, Inc., 4.550%, 09/15/2028	31,643	0.0
23,000	Globe Life, Inc., 4.800%, 06/15/2032	22,179	0.0
347,000	GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/2026	347,239	0.0
98,000	GLP Capital L.P. / GLP Financing II, Inc., 6.250%, 09/15/2054	97,878	0.0
126,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	126,738	0.0
148,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	149,184	0.0
53,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	55,427	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
168,000 (3)	Goldman Sachs Group, Inc., 1.431%, 03/09/2027	$161,327	0.0
154,000 (3)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	145,672	0.0
238,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	225,906	0.0
139,000 (3)	Goldman Sachs Group, Inc., 1.992%, 01/27/2032	114,765	0.0
224,000 (3)	Goldman Sachs Group, Inc., 2.383%, 07/21/2032	186,764	0.0
112,000	Goldman Sachs Group, Inc., 2.600%, 02/07/2030	99,248	0.0
209,000 (3)	Goldman Sachs Group, Inc., 2.615%, 04/22/2032	178,178	0.0
168,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	160,254	0.0
168,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	142,074	0.0
81,000 (3)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	56,318	0.0
224,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	193,119	0.0
122,000 (3)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	88,966	0.0
106,000 (3)	Goldman Sachs Group, Inc., 3.436%, 02/24/2043	79,049	0.0
154,000	Goldman Sachs Group, Inc., 3.500%, 11/16/2026	150,696	0.0
182,000 (3)	Goldman Sachs Group, Inc., 3.615%, 03/15/2028	177,009	0.0
140,000 (3)	Goldman Sachs Group, Inc., 3.691%, 06/05/2028	136,017	0.0
98,000	Goldman Sachs Group, Inc., 3.750%, 02/25/2026	96,971	0.0
140,000	Goldman Sachs Group, Inc., 3.800%, 03/15/2030	131,355	0.0
140,000 (3)	Goldman Sachs Group, Inc., 3.814%, 04/23/2029	134,720	0.0
168,000	Goldman Sachs Group, Inc., 3.850%, 01/26/2027	164,909	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
140,000 (3)	Goldman Sachs Group, Inc., 4.017%, 10/31/2038	$118,732	0.0
196,000 (3)	Goldman Sachs Group, Inc., 4.223%, 05/01/2029	190,814	0.0
39,000 (3)	Goldman Sachs Group, Inc., 4.387%, 06/15/2027	38,790	0.0
84,000 (3)	Goldman Sachs Group, Inc., 4.411%, 04/23/2039	74,088	0.0
140,000 (3)	Goldman Sachs Group, Inc., 4.482%, 08/23/2028	138,404	0.0
112,000 (3)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	109,695	0.0
98,000	Goldman Sachs Group, Inc., 4.750%, 10/21/2045	86,834	0.0
196,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	187,694	0.0
140,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	139,214	0.0
112,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	103,419	0.0
168,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	164,949	0.0
140,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	142,932	0.0
140,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	142,705	0.0
45,000	Goldman Sachs Group, Inc., 5.950%, 01/15/2027	46,127	0.0
58,000	Goldman Sachs Group, Inc., 6.125%, 02/15/2033	61,728	0.0
140,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	147,523	0.0
39,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	41,207	0.0
154,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	161,406	0.0
70,000 (3)	Goldman Sachs Group, Inc., 6.561%, 10/24/2034	75,279	0.0
306,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	327,890	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
98,000	Goldman Sachs Group, Inc., MTN, 4.800%, 07/08/2044	$86,727	0.0
123,000 (3)	Goldman Sachs Group, Inc. VAR, 1.093%, 12/09/2026	118,761	0.0
88,000	Golub Capital BDC, Inc., 6.000%, 07/15/2029	87,971	0.0
36,000	Hartford Financial Services Group, Inc., 2.800%, 08/19/2029	32,846	0.0
36,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	22,411	0.0
47,000	Hartford Financial Services Group, Inc., 3.600%, 08/19/2049	34,211	0.0
18,000	Hartford Financial Services Group, Inc., 4.300%, 04/15/2043	15,261	0.0
30,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	25,119	0.0
18,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	18,584	0.0
24,000	Hartford Financial Services Group, Inc., 6.100%, 10/01/2041	24,630	0.0
47,000	Healthcare Realty Holdings L.P., 2.000%, 03/15/2031	38,479	0.0
38,000	Healthcare Realty Holdings L.P., 3.100%, 02/15/2030	34,227	0.0
35,000	Healthcare Realty Holdings L.P., 3.500%, 08/01/2026	34,230	0.0
29,000	Healthcare Realty Holdings L.P., 3.750%, 07/01/2027	28,189	0.0
27,000	Healthpeak OP LLC, 1.350%, 02/01/2027	25,190	0.0
30,000	Healthpeak OP LLC, 2.125%, 12/01/2028	26,976	0.0
36,000	Healthpeak OP LLC, 2.875%, 01/15/2031	31,722	0.0
44,000	Healthpeak OP LLC, 3.000%, 01/15/2030	39,842	0.0
38,000	Healthpeak OP LLC, 3.250%, 07/15/2026	37,170	0.0
38,000	Healthpeak OP LLC, 3.500%, 07/15/2029	35,575	0.0
27,000	Healthpeak OP LLC, 4.000%, 06/01/2025	26,876	0.0
44,000	Healthpeak OP LLC, 5.250%, 12/15/2032	43,693	0.0
18,000	Healthpeak OP LLC, 6.750%, 02/01/2041	19,510	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
20,000	Highwoods Realty L.P., 2.600%, 02/01/2031	$16,700	0.0
23,000	Highwoods Realty L.P., 3.050%, 02/15/2030	20,326	0.0
17,000	Highwoods Realty L.P., 3.875%, 03/01/2027	16,541	0.0
20,000	Highwoods Realty L.P., 4.125%, 03/15/2028	19,161	0.0
20,000	Highwoods Realty L.P., 4.200%, 04/15/2029	19,001	0.0
20,000	Highwoods Realty L.P., 7.650%, 02/01/2034	22,243	0.0
35,000	Host Hotels & Resorts L.P., 5.700%, 07/01/2034	34,964	0.0
23,000	Host Hotels & Resorts L.P. F, 4.500%, 02/01/2026	22,879	0.0
38,000	Host Hotels & Resorts L.P. H, 3.375%, 12/15/2029	34,787	0.0
44,000	Host Hotels & Resorts L.P. I, 3.500%, 09/15/2030	39,874	0.0
26,000	Host Hotels & Resorts L.P. J, 2.900%, 12/15/2031	22,133	0.0
441,000 (3)	HSBC Holdings PLC, 4.292%, 09/12/2026	439,169	0.1
500,000 (3)	HSBC Holdings PLC, 4.583%, 06/19/2029	490,133	0.1
500,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	490,114	0.1
1,831,000	HSBC Holdings PLC, 6.500%, 09/15/2037	1,883,631	0.1
33,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	26,741	0.0
44,000	Huntington Bancshares, Inc., 2.550%, 02/04/2030	38,764	0.0
44,000 (3)	Huntington Bancshares, Inc., 4.443%, 08/04/2028	43,558	0.0
24,000 (3)	Huntington Bancshares, Inc., 5.023%, 05/17/2033	23,110	0.0
95,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	94,865	0.0
124,000 (3)	Huntington Bancshares, Inc., 6.208%, 08/21/2029	128,073	0.0
895,000	ING Groep NV, 4.550%, 10/02/2028	879,047	0.1
588,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	466,424	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
74,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	$47,441	0.0
89,000	Intercontinental Exchange, Inc., 3.000%, 09/15/2060	51,925	0.0
355,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	349,312	0.0
48,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	43,246	0.0
59,000	Intercontinental Exchange, Inc., 5.200%, 06/15/2062	53,721	0.0
164,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	151,344	0.0
29,000	Jackson Financial, Inc., 3.125%, 11/23/2031	24,736	0.0
29,000	Jackson Financial, Inc., 4.000%, 11/23/2051	20,046	0.0
23,000	Jackson Financial, Inc., 5.170%, 06/08/2027	23,115	0.0
20,000	Jackson Financial, Inc., 5.670%, 06/08/2032	20,153	0.0
588,000	Jefferies Financial Group, Inc., 4.150%, 01/23/2030	560,833	0.1
160,000 (3)	JPMorgan Chase & Co., 1.045%, 11/19/2026	154,930	0.0
60,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	56,780	0.0
204,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	195,939	0.0
881,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	732,376	0.1
588,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	552,428	0.1
95,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	64,230	0.0
500,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	487,518	0.1
1,175,000 (3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	1,051,481	0.1
782,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	580,099	0.1
207,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	141,670	0.0
588,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	564,274	0.1
441,000 (3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	428,611	0.1
588,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	575,670	0.1
441,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	376,514	0.0
588,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	582,056	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
588,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	$583,855	0.1
175,000 (3)	JPMorgan Chase & Co., 4.323%, 04/26/2028	172,937	0.0
474,000 (3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	463,614	0.1
146,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	146,561	0.0
1,395,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	1,389,500	0.1
500,000 (1)	Kemper Corp., 4.350%, 02/15/2025	498,650	0.1
500,000	KeyBank NA/Cleveland OH, BKNT, 3.400%, 05/20/2026	488,989	0.1
105,000 (3)	KeyCorp, 6.401%, 03/06/2035	109,341	0.0
47,000	KeyCorp, MTN, 2.250%, 04/06/2027	44,355	0.0
44,000	KeyCorp, MTN, 2.550%, 10/01/2029	39,188	0.0
44,000	KeyCorp, MTN, 4.100%, 04/30/2028	42,598	0.0
30,000	KeyCorp, MTN, 4.150%, 10/29/2025	29,828	0.0
39,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	36,898	0.0
96,000	Kilroy Realty L.P., 2.500%, 11/15/2032	74,547	0.0
65,000	Kilroy Realty L.P., 4.250%, 08/15/2029	61,354	0.0
24,000	Kilroy Realty L.P., 4.375%, 10/01/2025	23,893	0.0
425,000	Kimco Realty OP LLC, 2.700%, 10/01/2030	377,461	0.0
588,000	Korea Development Bank, 1.000%, 09/09/2026	553,446	0.1
274,000	Korea Development Bank, 1.625%, 01/19/2031	225,740	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 0.750%, 09/30/2030	96,320	0.0
178,000	Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/2026	168,361	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/2029	104,859	0.0
178,000 (1)	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	170,109	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 3.000%, 05/20/2027	287,108	0.0
237,000	Kreditanstalt fuer Wiederaufbau, 3.750%, 02/15/2028	232,918	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
237,000	Kreditanstalt fuer Wiederaufbau, 3.875%, 06/15/2028	$233,358	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.000%, 03/15/2029	291,513	0.0
237,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.125%, 07/15/2033	228,665	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.375%, 03/01/2027	296,249	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/2034	115,728	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.625%, 08/07/2026	297,628	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 4.750%, 10/29/2030	119,749	0.0
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.810%, 04/18/2036	69,406	0.0
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.850%, 06/29/2037	65,284	0.0
1,763,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	1,446,428	0.1
17,000	Lazard Group LLC, 3.625%, 03/01/2027	16,543	0.0
29,000	Lazard Group LLC, 4.375%, 03/11/2029	28,276	0.0
29,000	Lazard Group LLC, 4.500%, 09/19/2028	28,405	0.0
23,000	Lazard Group LLC, 6.000%, 03/15/2031	23,626	0.0
26,000	Legg Mason, Inc., 4.750%, 03/15/2026	26,012	0.0
32,000	Legg Mason, Inc., 5.625%, 01/15/2044	31,356	0.0
30,000	Lincoln National Corp., 3.050%, 01/15/2030	27,029	0.0
30,000	Lincoln National Corp., 3.400%, 01/15/2031	27,036	0.0
18,000	Lincoln National Corp., 3.400%, 03/01/2032	15,813	0.0
24,000	Lincoln National Corp., 3.625%, 12/12/2026	23,535	0.0
30,000	Lincoln National Corp., 3.800%, 03/01/2028	28,925	0.0
27,000	Lincoln National Corp., 4.350%, 03/01/2048	21,091	0.0
18,000	Lincoln National Corp., 4.375%, 06/15/2050	13,954	0.0
21,000	Lincoln National Corp., 5.852%, 03/15/2034	21,298	0.0
22,000	Lincoln National Corp., 6.300%, 10/09/2037	22,978	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Lincoln National Corp., 7.000%, 06/15/2040	$32,847	0.0
500,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	480,623	0.1
256,000	Lloyds Banking Group PLC, 4.550%, 08/16/2028	251,351	0.0
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/2026	497,421	0.1
270,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	245,228	0.0
250,000	Loews Corp., 3.750%, 04/01/2026	247,384	0.0
29,000	LPL Holdings, Inc., 5.700%, 05/20/2027	29,357	0.0
29,000	LPL Holdings, Inc., 6.000%, 05/20/2034	29,544	0.0
44,000	LPL Holdings, Inc., 6.750%, 11/17/2028	46,231	0.0
279,000 (3)	M&T Bank Corp., 7.413%, 10/30/2029	299,159	0.0
128,000 (3)	Manulife Financial Corp., 4.061%, 02/24/2032	124,878	0.0
59,000	Manulife Financial Corp., 4.150%, 03/04/2026	58,657	0.0
31,000	Manulife Financial Corp., 5.375%, 03/04/2046	30,325	0.0
18,000	Markel Group, Inc., 3.350%, 09/17/2029	16,747	0.0
36,000	Markel Group, Inc., 3.450%, 05/07/2052	23,892	0.0
18,000	Markel Group, Inc., 3.500%, 11/01/2027	17,397	0.0
30,000	Markel Group, Inc., 4.150%, 09/17/2050	22,822	0.0
18,000	Markel Group, Inc., 4.300%, 11/01/2047	14,172	0.0
30,000	Markel Group, Inc., 5.000%, 04/05/2046	26,363	0.0
36,000	Markel Group, Inc., 5.000%, 05/20/2049	31,485	0.0
31,000	Markel Group, Inc., 6.000%, 05/16/2054	30,742	0.0
448,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	386,826	0.1
367,000	Marsh & McLennan Cos., Inc., 2.900%, 12/15/2051	228,243	0.0
28,000	Marsh & McLennan Cos., Inc., 4.750%, 03/15/2039	25,956	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
112,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	$109,383	0.0
28,000	Marsh & McLennan Cos., Inc., 5.150%, 03/15/2034	27,877	0.0
28,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/2044	27,192	0.0
34,000	Marsh & McLennan Cos., Inc., 5.400%, 09/15/2033	34,428	0.0
42,000	Marsh & McLennan Cos., Inc., 5.400%, 03/15/2055	40,275	0.0
28,000	Marsh & McLennan Cos., Inc., 5.750%, 11/01/2032	28,965	0.0
17,000	Marsh & McLennan Cos., Inc., 5.875%, 08/01/2033	17,784	0.0
34,000	Mastercard, Inc., 1.900%, 03/15/2031	28,766	0.0
320,000	Mastercard, Inc., 2.950%, 03/15/2051	207,184	0.0
84,000	Mastercard, Inc., 3.350%, 03/26/2030	78,521	0.0
420,000	Mastercard, Inc., 3.500%, 02/26/2028	407,026	0.1
3,000	Mastercard, Inc., 3.800%, 11/21/2046	2,352	0.0
41,000	Mastercard, Inc., 4.350%, 01/15/2032	39,636	0.0
43,000	Mastercard, Inc., 4.875%, 05/09/2034	42,359	0.0
200,000	MetLife, Inc., 4.050%, 03/01/2045	160,310	0.0
129,000	MetLife, Inc., 4.125%, 08/13/2042	107,399	0.0
300,000	MetLife, Inc., 4.721%, 12/15/2044	266,140	0.0
59,000	MetLife, Inc., 5.000%, 07/15/2052	53,366	0.0
179,000 (1)	Mid-America Apartments L.P., 1.700%, 02/15/2031	147,742	0.0
360,000	Mitsubishi UFJ Financial Group, Inc., 3.287%, 07/25/2027	349,218	0.0
85,000	Mitsubishi UFJ Financial Group, Inc., 3.677%, 02/22/2027	83,263	0.0
535,000	Mitsubishi UFJ Financial Group, Inc., 3.741%, 03/07/2029	512,129	0.1
465,000	Mitsubishi UFJ Financial Group, Inc., 3.961%, 03/02/2028	453,805	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
360,000	Mitsubishi UFJ Financial Group, Inc., 4.050%, 09/11/2028	$351,170	0.0
180,000	Mitsubishi UFJ Financial Group, Inc., 4.153%, 03/07/2039	162,618	0.0
180,000	Mitsubishi UFJ Financial Group, Inc., 4.286%, 07/26/2038	164,347	0.0
1,395,000 (3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	1,357,468	0.1
126,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	120,087	0.0
168,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	136,709	0.0
140,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	119,985	0.0
112,000 (3)	Morgan Stanley, 3.217%, 04/22/2042	82,867	0.0
168,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	162,063	0.0
112,000 (3)	Morgan Stanley, 3.971%, 07/22/2038	95,326	0.0
140,000	Morgan Stanley, 4.300%, 01/27/2045	115,510	0.0
56,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	50,165	0.0
168,000 (3)	Morgan Stanley, 4.654%, 10/18/2030	164,453	0.0
112,000 (3)	Morgan Stanley, 4.889%, 07/20/2033	108,548	0.0
126,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	125,604	0.0
140,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	140,412	0.0
126,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	126,215	0.0
112,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	108,882	0.0
182,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	179,097	0.0
126,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	127,443	0.0
140,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	139,286	0.0
140,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	142,555	0.0
168,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	171,276	0.0
84,000 (3)	Morgan Stanley, 5.942%, 02/07/2039	84,320	0.0
112,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	112,162	0.0
126,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	130,653	0.0
168,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	177,772	0.0
112,000	Morgan Stanley, 6.375%, 07/24/2042	121,349	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
112,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	$117,026	0.0
112,000 (3)	Morgan Stanley, 6.627%, 11/01/2034	120,401	0.0
55,000	Morgan Stanley, 7.250%, 04/01/2032	61,840	0.0
196,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	162,367	0.0
196,000 (3)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	174,215	0.0
168,000 (3)	Morgan Stanley, GMTN, 3.772%, 01/24/2029	162,072	0.0
168,000 (3)	Morgan Stanley, GMTN, 4.431%, 01/23/2030	163,589	0.0
112,000 (3)	Morgan Stanley, GMTN, 5.597%, 03/24/2051	110,914	0.0
154,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	125,697	0.0
140,000 (3)	Morgan Stanley, MTN, 1.928%, 04/28/2032	114,569	0.0
140,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	117,370	0.0
580,000 (3)	Morgan Stanley, MTN, 2.802%, 01/25/2052	354,574	0.0
168,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	156,106	0.0
126,000	Morgan Stanley, MTN, 4.375%, 01/22/2047	105,331	0.0
154,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	154,481	0.0
182,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	179,284	0.0
140,000 (3)	Morgan Stanley, MTN, 5.424%, 07/21/2034	139,088	0.0
84,000 (3)	Morgan Stanley, MTN, 5.652%, 04/13/2028	85,430	0.0
38,000	Nasdaq, Inc., 1.650%, 01/15/2031	31,302	0.0
38,000	Nasdaq, Inc., 2.500%, 12/21/2040	25,542	0.0
29,000	Nasdaq, Inc., 3.250%, 04/28/2050	19,419	0.0
29,000	Nasdaq, Inc., 3.850%, 06/30/2026	28,680	0.0
32,000	Nasdaq, Inc., 3.950%, 03/07/2052	23,704	0.0
58,000	Nasdaq, Inc., 5.350%, 06/28/2028	58,849	0.0
73,000	Nasdaq, Inc., 5.550%, 02/15/2034	73,684	0.0
44,000	Nasdaq, Inc., 5.950%, 08/15/2053	44,436	0.0
44,000	Nasdaq, Inc., 6.100%, 06/28/2063	44,826	0.0
500,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	485,490	0.1
23,000	Nationwide Financial Services, Inc., 6.750%, 05/15/2087	23,719	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
588,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	$562,555	0.1
500,000	NatWest Group PLC, 4.800%, 04/05/2026	500,154	0.1
220,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	221,827	0.0
24,000	NNN REIT, Inc., 2.500%, 04/15/2030	21,019	0.0
27,000	NNN REIT, Inc., 3.000%, 04/15/2052	16,455	0.0
18,000	NNN REIT, Inc., 3.100%, 04/15/2050	11,374	0.0
24,000	NNN REIT, Inc., 3.500%, 10/15/2027	23,197	0.0
27,000	NNN REIT, Inc., 3.500%, 04/15/2051	18,274	0.0
21,000	NNN REIT, Inc., 3.600%, 12/15/2026	20,565	0.0
24,000	NNN REIT, Inc., 4.000%, 11/15/2025	23,814	0.0
24,000	NNN REIT, Inc., 4.300%, 10/15/2028	23,469	0.0
18,000	NNN REIT, Inc., 4.800%, 10/15/2048	15,299	0.0
30,000	NNN REIT, Inc., 5.600%, 10/15/2033	30,270	0.0
200,000	Nomura Holdings, Inc., 1.653%, 07/14/2026	190,232	0.0
351,000	Nomura Holdings, Inc., 2.679%, 07/16/2030	305,649	0.0
346,000	Nomura Holdings, Inc., 5.842%, 01/18/2028	353,374	0.0
59,000	Northern Trust Corp., 1.950%, 05/01/2030	50,957	0.0
30,000	Northern Trust Corp., 3.150%, 05/03/2029	28,124	0.0
21,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	20,154	0.0
30,000	Northern Trust Corp., 3.650%, 08/03/2028	28,980	0.0
44,000	Northern Trust Corp., 3.950%, 10/30/2025	43,752	0.0
59,000	Northern Trust Corp., 4.000%, 05/10/2027	58,233	0.0
59,000	Northern Trust Corp., 6.125%, 11/02/2032	62,262	0.0
1,763,000	Oesterreichische Kontrollbank AG, GMTN, 0.500%, 02/02/2026	1,690,137	0.1
38,000	Old Republic International Corp., 3.850%, 06/11/2051	26,840	0.0
32,000	Old Republic International Corp., 3.875%, 08/26/2026	31,491	0.0
23,000	Old Republic International Corp., 5.750%, 03/28/2034	23,051	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
41,000	Omega Healthcare Investors, Inc., 3.250%, 04/15/2033	$34,326	0.0
41,000	Omega Healthcare Investors, Inc., 3.375%, 02/01/2031	36,419	0.0
30,000	Omega Healthcare Investors, Inc., 3.625%, 10/01/2029	27,720	0.0
41,000	Omega Healthcare Investors, Inc., 4.500%, 04/01/2027	40,515	0.0
33,000	Omega Healthcare Investors, Inc., 4.750%, 01/15/2028	32,574	0.0
36,000	Omega Healthcare Investors, Inc., 5.250%, 01/15/2026	36,061	0.0
138,000	ORIX Corp., 2.250%, 03/09/2031	116,252	0.0
17,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	13,524	0.0
17,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	14,592	0.0
23,000	Piedmont Operating Partnership L.P., 6.875%, 07/15/2029	23,642	0.0
35,000	Piedmont Operating Partnership L.P., 9.250%, 07/20/2028	38,429	0.0
441,000	PNC Bank NA, 3.100%, 10/25/2027	422,844	0.1
500,000	PNC Bank NA, 3.250%, 01/22/2028	478,922	0.1
588,000 (3)	PNC Financial Services Group, Inc., 2.307%, 04/23/2032	494,988	0.1
105,000 (3)	PNC Financial Services Group, Inc., 5.401%, 07/23/2035	104,238	0.0
345,000 (3)	PNC Financial Services Group, Inc., 5.582%, 06/12/2029	351,093	0.0
341,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	294,152	0.0
588,000	Private Export Funding Corp. NN, 3.250%, 06/15/2025	585,105	0.1
30,000	Progressive Corp., 2.450%, 01/15/2027	28,767	0.0
30,000	Progressive Corp., 2.500%, 03/15/2027	28,730	0.0
30,000	Progressive Corp., 3.000%, 03/15/2032	26,380	0.0
30,000	Progressive Corp., 3.200%, 03/26/2030	27,720	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
24,000	Progressive Corp., 3.700%, 01/26/2045	$18,559	0.0
30,000	Progressive Corp., 3.700%, 03/15/2052	22,193	0.0
30,000	Progressive Corp., 3.950%, 03/26/2050	23,282	0.0
33,000	Progressive Corp., 4.000%, 03/01/2029	32,083	0.0
50,000	Progressive Corp., 4.125%, 04/15/2047	40,313	0.0
36,000	Progressive Corp., 4.200%, 03/15/2048	29,435	0.0
21,000	Progressive Corp., 4.350%, 04/25/2044	17,953	0.0
30,000	Progressive Corp., 4.950%, 06/15/2033	29,719	0.0
24,000	Progressive Corp., 6.250%, 12/01/2032	25,832	0.0
18,000	Progressive Corp., 6.625%, 03/01/2029	19,243	0.0
588,000	Prologis L.P., 1.750%, 07/01/2030	496,794	0.1
30,000	Prologis L.P., 2.125%, 10/15/2050	15,754	0.0
41,000	Prologis L.P., 3.000%, 04/15/2050	26,434	0.0
19,000	Prologis L.P., 3.050%, 03/01/2050	12,296	0.0
441,000	Prologis L.P., 3.250%, 10/01/2026	431,986	0.1
58,000	Prologis L.P., 4.375%, 09/15/2048	47,980	0.0
19,000	Prologis L.P., 5.250%, 06/15/2053	17,755	0.0
27,000	Prologis L.P., 5.250%, 03/15/2054	25,211	0.0
47,000 (3)	Prudential Financial, Inc., 3.700%, 10/01/2050	41,861	0.0
53,000	Prudential Financial, Inc., 3.905%, 12/07/2047	40,452	0.0
62,000	Prudential Financial, Inc., 3.935%, 12/07/2049	46,870	0.0
44,000 (3)	Prudential Financial, Inc., 4.500%, 09/15/2047	42,729	0.0
59,000 (3)	Prudential Financial, Inc., 5.125%, 03/01/2052	56,219	0.0
59,000 (3)	Prudential Financial, Inc., 5.375%, 05/15/2045	58,785	0.0
59,000 (3)	Prudential Financial, Inc., 5.700%, 09/15/2048	58,634	0.0
71,000 (3)	Prudential Financial, Inc., 6.000%, 09/01/2052	71,182	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
59,000 (3)	Prudential Financial, Inc., 6.500%, 03/15/2054	$60,827	0.0
30,000 (3)	Prudential Financial, Inc., 6.750%, 03/01/2053	31,332	0.0
30,000	Prudential Financial, Inc., MTN, 1.500%, 03/10/2026	28,957	0.0
30,000	Prudential Financial, Inc., MTN, 2.100%, 03/10/2030	26,463	0.0
30,000	Prudential Financial, Inc., MTN, 3.000%, 03/10/2040	22,166	0.0
89,000	Prudential Financial, Inc., MTN, 3.700%, 03/13/2051	64,499	0.0
23,000	Prudential Financial, Inc., MTN, 3.878%, 03/27/2028	22,404	0.0
59,000	Prudential Financial, Inc., MTN, 4.350%, 02/25/2050	48,150	0.0
24,000	Prudential Financial, Inc., MTN, 4.418%, 03/27/2048	19,845	0.0
44,000	Prudential Financial, Inc., MTN, 4.600%, 05/15/2044	38,514	0.0
44,000	Prudential Financial, Inc., MTN, 5.700%, 12/14/2036	45,223	0.0
22,000	Prudential Financial, Inc., MTN, 6.625%, 12/01/2037	24,251	0.0
21,000	Prudential Financial, Inc., MTN, 6.625%, 06/21/2040	23,111	0.0
22,000	Prudential Financial, Inc., MTNB, 5.750%, 07/15/2033	22,949	0.0
38,000	Public Storage Operating Co., 1.500%, 11/09/2026	35,977	0.0
190,000 (1)	Public Storage Operating Co., 1.850%, 05/01/2028	173,326	0.0
250,000	Public Storage Operating Co., 2.300%, 05/01/2031	213,639	0.0
30,000	Public Storage Operating Co., 3.094%, 09/15/2027	28,871	0.0
44,000	Raymond James Financial, Inc., 3.750%, 04/01/2051	31,915	0.0
30,000	Raymond James Financial, Inc., 4.650%, 04/01/2030	29,643	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
47,000	Raymond James Financial, Inc., 4.950%, 07/15/2046	$42,249	0.0
654,000	Realty Income Corp., 3.250%, 01/15/2031	590,835	0.1
249,000	Realty Income Corp., 4.125%, 10/15/2026	246,873	0.0
25,000	Regency Centers L.P., 2.950%, 09/15/2029	22,962	0.0
31,000	Regency Centers L.P., 3.600%, 02/01/2027	30,261	0.0
36,000	Regency Centers L.P., 3.700%, 06/15/2030	33,645	0.0
18,000	Regency Centers L.P., 4.125%, 03/15/2028	17,585	0.0
25,000	Regency Centers L.P., 4.400%, 02/01/2047	20,669	0.0
18,000	Regency Centers L.P., 4.650%, 03/15/2049	15,264	0.0
24,000	Regency Centers L.P., 5.250%, 01/15/2034	23,664	0.0
36,000	Regions Financial Corp., 1.800%, 08/12/2028	32,084	0.0
56,000 (3)	Regions Financial Corp., 5.502%, 09/06/2035	54,720	0.0
42,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	42,621	0.0
42,000	Regions Financial Corp., 7.375%, 12/10/2037	47,086	0.0
35,000	Reinsurance Group of America, Inc., 3.150%, 06/15/2030	31,621	0.0
35,000	Reinsurance Group of America, Inc., 3.900%, 05/15/2029	33,460	0.0
23,000	Reinsurance Group of America, Inc., 3.950%, 09/15/2026	22,697	0.0
38,000	Reinsurance Group of America, Inc., 5.750%, 09/15/2034	38,326	0.0
23,000	Reinsurance Group of America, Inc., 6.000%, 09/15/2033	23,652	0.0
17,000	RenaissanceRe Finance, Inc., 3.450%, 07/01/2027	16,436	0.0
23,000	RenaissanceRe Holdings Ltd., 3.600%, 04/15/2029	21,614	0.0
44,000	RenaissanceRe Holdings Ltd., 5.750%, 06/05/2033	44,212	0.0
105,000	Royal Bank of Canada, 1.200%, 04/27/2026	100,512	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
90,000	Royal Bank of Canada, 3.375%, 04/14/2025	$89,711	0.0
75,000	Royal Bank of Canada, 3.625%, 05/04/2027	73,285	0.0
65,000	Royal Bank of Canada, 3.875%, 05/04/2032	59,814	0.0
78,000	Royal Bank of Canada, GMTN, 0.875%, 01/20/2026	75,103	0.0
45,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	42,772	0.0
55,000 (1)	Royal Bank of Canada, GMTN, 1.400%, 11/02/2026	51,962	0.0
65,000 (1)	Royal Bank of Canada, GMTN, 1.600%, 01/21/2025	64,897	0.0
95,000	Royal Bank of Canada, GMTN, 2.300%, 11/03/2031	79,802	0.0
80,000	Royal Bank of Canada, GMTN, 4.240%, 08/03/2027	79,064	0.0
95,000	Royal Bank of Canada, GMTN, 4.650%, 01/27/2026	94,931	0.0
65,000	Royal Bank of Canada, GMTN, 4.875%, 01/12/2026	65,207	0.0
45,000	Royal Bank of Canada, GMTN, 4.900%, 01/12/2028	45,041	0.0
100,000	Royal Bank of Canada, GMTN, 4.950%, 04/25/2025	100,139	0.0
105,000	Royal Bank of Canada, GMTN, 5.000%, 02/01/2033	103,245	0.0
55,000 (1)	Royal Bank of Canada, GMTN, 5.000%, 05/02/2033	54,081	0.0
124,000 (1)	Royal Bank of Canada, GMTN, 5.150%, 02/01/2034	122,499	0.0
65,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	65,651	0.0
65,000	Royal Bank of Canada, GMTN, 5.200%, 08/01/2028	65,556	0.0
95,000	Royal Bank of Canada, MTN, 1.150%, 06/10/2025	93,567	0.0
85,000	Royal Bank of Canada, MTN, 6.000%, 11/01/2027	87,795	0.0
30,000	Royal Bank of Canada FXD, 2.050%, 01/21/2027	28,489	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
47,000	Sabra Health Care L.P., 3.200%, 12/01/2031	$40,351	0.0
20,000	Sabra Health Care L.P., 3.900%, 10/15/2029	18,709	0.0
29,000	Sabra Health Care L.P., 5.125%, 08/15/2026	29,000	0.0
23,000	Safehold GL Holdings LLC, 2.800%, 06/15/2031	19,652	0.0
20,000	Safehold GL Holdings LLC, 2.850%, 01/15/2032	16,810	0.0
17,000	Safehold GL Holdings LLC, 6.100%, 04/01/2034	17,305	0.0
645,000	Santander Holdings USA, Inc., 4.500%, 07/17/2025	643,238	0.1
133,000 (3)	Santander Holdings USA, Inc., 6.342%, 05/31/2035	134,853	0.0
397,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	376,391	0.0
603,000	Simon Property Group L.P., 2.650%, 07/15/2030	536,934	0.1
44,000	Simon Property Group L.P., 3.375%, 06/15/2027	42,795	0.0
65,000	Simon Property Group L.P., 3.500%, 09/01/2025	64,560	0.0
276,000	Simon Property Group L.P., 4.250%, 10/01/2044	227,932	0.0
441,000 (3)	State Street Corp., 1.746%, 02/06/2026	439,582	0.1
441,000	State Street Corp., 2.200%, 03/03/2031	375,171	0.0
500,000	State Street Corp., 3.550%, 08/18/2025	497,111	0.1
22,000	STORE Capital Corp., 2.700%, 12/01/2031	18,153	0.0
20,000	Store Capital LLC, 2.750%, 11/18/2030	17,273	0.0
20,000	Store Capital LLC, 4.500%, 03/15/2028	19,402	0.0
20,000	Store Capital LLC, 4.625%, 03/15/2029	19,282	0.0
259,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	219,486	0.0
133,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	128,963	0.0
175,000	Sumitomo Mitsui Financial Group, Inc., 2.930%, 09/17/2041	125,632	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
190,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	$184,601	0.0
344,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 09/17/2029	318,002	0.0
155,000	Sumitomo Mitsui Financial Group, Inc., 3.352%, 10/18/2027	149,541	0.0
360,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	348,913	0.0
260,000	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	253,844	0.0
155,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	149,345	0.0
89,000	Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	88,141	0.0
155,000 (1)	Sumitomo Mitsui Financial Group, Inc., 3.944%, 07/19/2028	150,551	0.0
135,000 (1)	Sumitomo Mitsui Financial Group, Inc., 4.306%, 10/16/2028	132,778	0.0
205,000	Sumitomo Mitsui Financial Group, Inc., 6.184%, 07/13/2043	219,840	0.0
27,000	Sun Communities Operating L.P., 2.300%, 11/01/2028	24,363	0.0
44,000	Sun Communities Operating L.P., 2.700%, 07/15/2031	37,023	0.0
36,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	32,888	0.0
30,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	30,226	0.0
24,000	Sun Communities Operating L.P., 5.700%, 01/15/2033	23,916	0.0
97,000	Synchrony Financial, 2.875%, 10/28/2031	80,440	0.0
250,000	Synchrony Financial, 4.500%, 07/23/2025	249,076	0.0
44,000 (1)(3)	Synchrony Financial, 5.935%, 08/02/2030	44,443	0.0
109,000	Tanger Properties L.P., 3.125%, 09/01/2026	105,600	0.0
95,000 (3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	92,368	0.0
105,000	Toronto-Dominion Bank, 3.766%, 06/06/2025	104,628	0.0
95,000	Toronto-Dominion Bank, 4.108%, 06/08/2027	93,453	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
125,000 (1)	Toronto-Dominion Bank, 4.456%, 06/08/2032	$118,480	0.0
45,000	Toronto-Dominion Bank, 5.103%, 01/09/2026	45,226	0.0
80,000	Toronto-Dominion Bank, 5.156%, 01/10/2028	80,422	0.0
40,000	Toronto-Dominion Bank, GMTN, 2.450%, 01/12/2032	33,400	0.0
65,000	Toronto-Dominion Bank, MTN, 0.750%, 09/11/2025	63,290	0.0
80,000	Toronto-Dominion Bank, MTN, 0.750%, 01/06/2026	76,993	0.0
65,000	Toronto-Dominion Bank, MTN, 1.150%, 06/12/2025	64,021	0.0
80,000	Toronto-Dominion Bank, MTN, 1.200%, 06/03/2026	76,227	0.0
90,000	Toronto-Dominion Bank, MTN, 1.250%, 09/10/2026	85,085	0.0
55,000 (1)	Toronto-Dominion Bank, MTN, 2.000%, 09/10/2031	45,610	0.0
70,000	Toronto-Dominion Bank, MTN, 2.800%, 03/10/2027	67,153	0.0
95,000	Toronto-Dominion Bank, MTN, 3.200%, 03/10/2032	83,000	0.0
95,000	Toronto-Dominion Bank, MTN, 4.693%, 09/15/2027	94,809	0.0
80,000	Toronto-Dominion Bank, MTN, 5.523%, 07/17/2028	81,326	0.0
115,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	116,412	0.0
46,000	Toronto-Dominion Bank FXD, 1.950%, 01/12/2027	43,516	0.0
50,000	Toronto-Dominion Bank FXD, 1.450%, 01/10/2025	49,963	0.0
21,000	Transatlantic Holdings, Inc., 8.000%, 11/30/2039	26,018	0.0
30,000	Travelers Cos., Inc., 2.550%, 04/27/2050	17,710	0.0
410,000	Travelers Cos., Inc., 4.000%, 05/30/2047	325,902	0.0
42,000	Truist Financial Corp., MTN, 1.125%, 08/03/2027	38,266	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
70,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	$67,152	0.0
56,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	50,540	0.0
42,000	Truist Financial Corp., MTN, 1.950%, 06/05/2030	35,871	0.0
36,000	Truist Financial Corp., MTN, 3.875%, 03/19/2029	34,375	0.0
48,000 (3)	Truist Financial Corp., MTN, 4.123%, 06/06/2028	47,137	0.0
84,000 (3)	Truist Financial Corp., MTN, 4.873%, 01/26/2029	83,586	0.0
56,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	52,932	0.0
84,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	81,679	0.0
56,000 (3)	Truist Financial Corp., MTN, 5.153%, 08/05/2032	55,365	0.0
84,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	84,772	0.0
174,000 (3)	Truist Financial Corp., MTN, 5.711%, 01/24/2035	175,413	0.0
98,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	99,817	0.0
84,000 (3)	Truist Financial Corp., MTN, 6.047%, 06/08/2027	85,399	0.0
42,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	43,752	0.0
98,000 (3)	Truist Financial Corp., MTN, 7.161%, 10/30/2029	104,825	0.0
89,000	UDR, Inc., 3.000%, 08/15/2031	78,294	0.0
108,000	UDR, Inc., MTN, 3.200%, 01/15/2030	98,914	0.0
15,000	UDR, Inc., MTN, 4.400%, 01/26/2029	14,593	0.0
24,000	Unum Group, 4.000%, 06/15/2029	23,005	0.0
36,000	Unum Group, 4.125%, 06/15/2051	26,590	0.0
27,000	Unum Group, 4.500%, 12/15/2049	21,458	0.0
30,000	Unum Group, 5.750%, 08/15/2042	29,340	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,175,000	US Bancorp, MTN, 1.375%, 07/22/2030	$970,107	0.1
325,000 (3)	US Bancorp, MTN, 2.215%, 01/27/2028	308,174	0.0
441,000	US Bancorp X, 3.150%, 04/27/2027	426,873	0.1
29,000	Ventas Realty L.P., 2.500%, 09/01/2031	24,551	0.0
38,000	Ventas Realty L.P., 3.000%, 01/15/2030	34,377	0.0
26,000	Ventas Realty L.P., 3.250%, 10/15/2026	25,311	0.0
23,000	Ventas Realty L.P., 3.850%, 04/01/2027	22,482	0.0
38,000	Ventas Realty L.P., 4.000%, 03/01/2028	36,995	0.0
29,000	Ventas Realty L.P., 4.125%, 01/15/2026	28,783	0.0
17,000	Ventas Realty L.P., 4.375%, 02/01/2045	13,887	0.0
44,000	Ventas Realty L.P., 4.400%, 01/15/2029	42,862	0.0
29,000	Ventas Realty L.P., 4.750%, 11/15/2030	28,423	0.0
17,000	Ventas Realty L.P., 4.875%, 04/15/2049	14,713	0.0
29,000	Ventas Realty L.P., 5.625%, 07/01/2034	29,215	0.0
17,000	Ventas Realty L.P., 5.700%, 09/30/2043	16,594	0.0
306,000	VICI Properties L.P., 5.125%, 05/15/2032	298,166	0.0
133,000	Visa, Inc., 2.050%, 04/15/2030	116,345	0.0
72,000	Visa, Inc., 2.700%, 04/15/2040	52,465	0.0
441,000	Visa, Inc., 2.750%, 09/15/2027	422,189	0.1
350,000	Visa, Inc., 4.300%, 12/14/2045	299,903	0.0
21,000	W R Berkley Corp., 3.150%, 09/30/2061	12,370	0.0
24,000	W R Berkley Corp., 3.550%, 03/30/2052	16,610	0.0
28,000	W R Berkley Corp., 4.000%, 05/12/2050	21,339	0.0
21,000	W R Berkley Corp., 4.750%, 08/01/2044	18,498	0.0
55,000	Wachovia Corp., 5.500%, 08/01/2035	54,988	0.0
20,000 (6)	Wachovia Corp., 7.574%, 08/01/2026	20,777	0.0
205,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	203,174	0.0
235,000	Wells Fargo & Co., 3.000%, 04/22/2026	229,991	0.0
238,000	Wells Fargo & Co., 3.000%, 10/23/2026	230,949	0.0
237,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	172,550	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
135,000	Wells Fargo & Co., 3.900%, 05/01/2045	$105,106	0.0
30,000	Wells Fargo & Co., 5.375%, 02/07/2035	29,796	0.0
125,000	Wells Fargo & Co., 5.375%, 11/02/2043	116,841	0.0
162,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	160,268	0.0
163,000	Wells Fargo & Co., 5.606%, 01/15/2044	156,143	0.0
35,000	Wells Fargo & Co., 5.950%, 12/01/2086	35,127	0.0
140,000	Wells Fargo & Co., GMTN, 4.300%, 07/22/2027	138,168	0.0
138,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	119,742	0.0
205,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	204,385	0.0
182,000 (3)	Wells Fargo & Co., MTN, 2.393%, 06/02/2028	171,455	0.0
168,000 (3)	Wells Fargo & Co., MTN, 2.572%, 02/11/2031	148,214	0.0
88,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	79,415	0.0
170,000	Wells Fargo & Co., MTN, 3.000%, 02/19/2025	169,537	0.0
170,000 (3)	Wells Fargo & Co., MTN, 3.196%, 06/17/2027	166,125	0.0
224,000 (3)	Wells Fargo & Co., MTN, 3.350%, 03/02/2033	196,430	0.0
224,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	217,325	0.0
170,000	Wells Fargo & Co., MTN, 3.550%, 09/29/2025	168,684	0.0
168,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	162,839	0.0
185,000 (3)	Wells Fargo & Co., MTN, 3.908%, 04/25/2026	184,462	0.0
165,000	Wells Fargo & Co., MTN, 4.100%, 06/03/2026	163,318	0.0
170,000	Wells Fargo & Co., MTN, 4.150%, 01/24/2029	164,891	0.0
135,000	Wells Fargo & Co., MTN, 4.400%, 06/14/2046	108,511	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
140,000 (3)	Wells Fargo & Co., MTN, 4.478%, 04/04/2031	$135,582	0.0
135,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	134,763	0.0
220,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	183,866	0.0
135,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	113,759	0.0
135,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	113,943	0.0
168,000 (3)	Wells Fargo & Co., MTN, 4.808%, 07/25/2028	167,433	0.0
238,000 (3)	Wells Fargo & Co., MTN, 4.897%, 07/25/2033	229,931	0.0
583,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	518,189	0.1
237,000 (3)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	236,776	0.0
147,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	149,287	0.0
17,000	Wells Fargo & Co. B, 7.950%, 11/15/2029	18,899	0.0
393,000	Welltower OP LLC, 2.800%, 06/01/2031	342,420	0.0
120,000	Welltower OP LLC, 4.000%, 06/01/2025	119,580	0.0
500,000	Western Union Co., 1.350%, 03/15/2026	478,260	0.1
90,000	Westpac Banking Corp., 1.150%, 06/03/2026	85,920	0.0
80,000	Westpac Banking Corp., 1.953%, 11/20/2028	72,063	0.0
65,000	Westpac Banking Corp., 2.150%, 06/03/2031	55,160	0.0
80,000	Westpac Banking Corp., 2.350%, 02/19/2025	79,754	0.0
45,000	Westpac Banking Corp., 2.650%, 01/16/2030	40,645	0.0
95,000 (3)	Westpac Banking Corp., 2.668%, 11/15/2035	80,883	0.0
65,000	Westpac Banking Corp., 2.700%, 08/19/2026	63,201	0.0
95,000	Westpac Banking Corp., 2.850%, 05/13/2026	92,938	0.0
95,000 (3)	Westpac Banking Corp., 2.894%, 02/04/2030	94,797	0.0
65,000	Westpac Banking Corp., 2.963%, 11/16/2040	46,304	0.0
80,000 (3)	Westpac Banking Corp., 3.020%, 11/18/2036	67,720	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
65,000	Westpac Banking Corp., 3.133%, 11/18/2041	$46,652	0.0
65,000 (1)	Westpac Banking Corp., 3.350%, 03/08/2027	63,451	0.0
65,000	Westpac Banking Corp., 3.400%, 01/25/2028	62,629	0.0
45,000	Westpac Banking Corp., 3.735%, 08/26/2025	44,767	0.0
65,000 (1)	Westpac Banking Corp., 4.043%, 08/26/2027	64,276	0.0
80,000 (3)	Westpac Banking Corp., 4.110%, 07/24/2034	75,392	0.0
65,000	Westpac Banking Corp., 4.421%, 07/24/2039	57,566	0.0
65,000 (3)	Westpac Banking Corp., 5.405%, 08/10/2033	64,010	0.0
80,000	Westpac Banking Corp., 5.457%, 11/18/2027	81,894	0.0
96,000 (3)	Westpac Banking Corp., GMTN, 4.322%, 11/23/2031	94,533	0.0
189,000	Weyerhaeuser Co., 7.375%, 03/15/2032	210,574	0.0
285,000	Willis North America, Inc., 5.350%, 05/15/2033	283,189	0.0
795,000	WP Carey, Inc., 4.000%, 02/01/2025	794,011	0.1
		134,607,434	8.6

	Government: 0.1%
325,000 (1)	International Bank for Reconstruction & Development, 0.875%, 07/15/2026	308,355	0.0
223,000	International Bank for Reconstruction & Development, 1.125%, 09/13/2028	197,859	0.0
377,000	International Bank for Reconstruction & Development, 3.625%, 09/21/2029	363,857	0.0
573,000 (1)	International Bank for Reconstruction & Development, 4.000%, 01/10/2031	556,207	0.1
142,000	International Bank for Reconstruction & Development GDIF, 1.375%, 04/20/2028	129,063	0.0
		1,555,341	0.1

	Industrial: 1.9%
367,000	3M Co., 2.875%, 10/15/2027	351,486	0.0
33,000	3M Co., MTN, 3.000%, 08/07/2025	32,664	0.0
200,000	3M Co., MTN, 3.875%, 06/15/2044	157,244	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
68,000	3M Co., MTN, 4.000%, 09/14/2048	$53,537	0.0
22,000	ABB Finance USA, Inc., 3.800%, 04/03/2028	21,500	0.0
35,000	ABB Finance USA, Inc., 4.375%, 05/08/2042	30,892	0.0
23,000	AGCO Corp., 5.450%, 03/21/2027	23,232	0.0
41,000	AGCO Corp., 5.800%, 03/21/2034	41,236	0.0
110,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	93,500	0.0
23,000	Allegion PLC, 3.500%, 10/01/2029	21,507	0.0
23,000	Allegion US Holding Co., Inc., 3.550%, 10/01/2027	22,189	0.0
35,000	Allegion US Holding Co., Inc., 5.411%, 07/01/2032	35,315	0.0
23,000	Allegion US Holding Co., Inc., 5.600%, 05/29/2034	23,133	0.0
35,000	Amcor Finance USA, Inc., 3.625%, 04/28/2026	34,430	0.0
29,000	Amcor Finance USA, Inc., 4.500%, 05/15/2028	28,490	0.0
30,000	Amcor Finance USA, Inc., 5.625%, 05/26/2033	30,398	0.0
30,000	Amcor Flexibles North America, Inc., 2.630%, 06/19/2030	26,314	0.0
47,000	Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	40,418	0.0
30,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	29,894	0.0
44,000	Amphenol Corp., 2.200%, 09/15/2031	36,894	0.0
53,000	Amphenol Corp., 2.800%, 02/15/2030	47,949	0.0
30,000	Amphenol Corp., 4.350%, 06/01/2029	29,397	0.0
21,000	Amphenol Corp., 4.750%, 03/30/2026	21,024	0.0
47,000	Amphenol Corp., 5.000%, 01/15/2035	45,905	0.0
27,000	Amphenol Corp., 5.050%, 04/05/2027	27,239	0.0
27,000	Amphenol Corp., 5.050%, 04/05/2029	27,168	0.0
36,000	Amphenol Corp., 5.250%, 04/05/2034	36,123	0.0
23,000	Amphenol Corp., 5.375%, 11/15/2054	21,885	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
29,000	Arrow Electronics, Inc., 2.950%, 02/15/2032	$24,698	0.0
29,000	Arrow Electronics, Inc., 3.875%, 01/12/2028	27,934	0.0
29,000	Arrow Electronics, Inc., 5.875%, 04/10/2034	29,191	0.0
17,000	Avnet, Inc., 3.000%, 05/15/2031	14,506	0.0
32,000	Avnet, Inc., 4.625%, 04/15/2026	31,819	0.0
17,000	Avnet, Inc., 5.500%, 06/01/2032	16,666	0.0
29,000	Avnet, Inc., 6.250%, 03/15/2028	29,806	0.0
89,000	Berry Global, Inc., 1.570%, 01/15/2026	85,928	0.0
23,000	Berry Global, Inc., 1.650%, 01/15/2027	21,544	0.0
29,000	Berry Global, Inc., 5.500%, 04/15/2028	29,293	0.0
47,000 (4)	Berry Global, Inc., 5.650%, 01/15/2034	47,161	0.0
47,000 (4)	Berry Global, Inc., 5.800%, 06/15/2031	47,863	0.0
29,000 (3)	BNSF Funding Trust I, 6.613%, 12/15/2055	29,217	0.0
293,000	Boeing Co., 2.196%, 02/04/2026	284,316	0.0
24,000	Boeing Co., 2.250%, 06/15/2026	23,073	0.0
59,000	Boeing Co., 2.700%, 02/01/2027	56,280	0.0
305,000	Boeing Co., 2.800%, 03/01/2027	290,825	0.0
44,000	Boeing Co., 2.950%, 02/01/2030	39,321	0.0
38,000	Boeing Co., 3.100%, 05/01/2026	37,072	0.0
59,000	Boeing Co., 3.200%, 03/01/2029	54,402	0.0
65,000	Boeing Co., 3.250%, 02/01/2028	61,228	0.0
21,000	Boeing Co., 3.250%, 03/01/2028	19,756	0.0
44,000	Boeing Co., 3.250%, 02/01/2035	35,063	0.0
21,000	Boeing Co., 3.450%, 11/01/2028	19,644	0.0
24,000	Boeing Co., 3.500%, 03/01/2039	17,872	0.0
21,000	Boeing Co., 3.550%, 03/01/2038	15,943	0.0
350,000	Boeing Co., 3.600%, 05/01/2034	293,541	0.0
83,000	Boeing Co., 3.625%, 02/01/2031	75,392	0.0
611,000	Boeing Co., 3.825%, 03/01/2059	396,047	0.1
59,000	Boeing Co., 3.950%, 08/01/2059	39,013	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
358,000	Boeing Co., 5.040%, 05/01/2027	$359,068	0.0
266,000	Boeing Co., 5.150%, 05/01/2030	262,469	0.0
413,000	Boeing Co., 5.705%, 05/01/2040	393,410	0.1
27,000	Boeing Co., 5.875%, 02/15/2040	26,170	0.0
207,000	Boeing Co., 5.930%, 05/01/2060	191,994	0.0
24,000	Boeing Co., 6.125%, 02/15/2033	24,825	0.0
18,000	Boeing Co., 6.625%, 02/15/2038	18,733	0.0
30,000	Boeing Co., 6.875%, 03/15/2039	31,659	0.0
186,000	Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	116,116	0.0
40,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	27,448	0.0
500,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	434,423	0.1
400,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	366,697	0.0
80,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/2037	85,563	0.0
156,000	Canadian National Railway Co., 3.850%, 08/05/2032	144,001	0.0
153,000	Canadian National Railway Co., 4.450%, 01/20/2049	130,589	0.0
83,000	Canadian National Railway Co., 6.375%, 11/15/2037	90,810	0.0
359,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	344,373	0.0
284,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	251,544	0.0
32,000	Carlisle Cos., Inc., 2.200%, 03/01/2032	26,133	0.0
44,000	Carlisle Cos., Inc., 2.750%, 03/01/2030	39,424	0.0
35,000	Carlisle Cos., Inc., 3.750%, 12/01/2027	34,091	0.0
53,000	Carrier Global Corp., 2.493%, 02/15/2027	50,695	0.0
44,000	Carrier Global Corp., 2.700%, 02/15/2031	38,207	0.0
118,000	Carrier Global Corp., 2.722%, 02/15/2030	105,607	0.0
89,000	Carrier Global Corp., 3.377%, 04/05/2040	68,785	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
40,000	Carrier Global Corp., 3.577%, 04/05/2050	$28,697	0.0
49,000	Carrier Global Corp., 5.900%, 03/15/2034	50,763	0.0
30,000	Carrier Global Corp., 6.200%, 03/15/2054	31,752	0.0
200,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	193,647	0.0
500,000	Caterpillar Financial Services Corp., MTN, 1.700%, 01/08/2027	473,374	0.1
200,000	Caterpillar, Inc., 1.900%, 03/12/2031	169,855	0.0
58,000	Caterpillar, Inc., 2.600%, 04/09/2030	52,304	0.0
47,000	Caterpillar, Inc., 3.250%, 04/09/2050	32,502	0.0
250,000	Caterpillar, Inc., 3.803%, 08/15/2042	203,320	0.0
35,000	CNH Industrial Capital LLC, 1.450%, 07/15/2026	33,306	0.0
29,000	CNH Industrial Capital LLC, 1.875%, 01/15/2026	28,127	0.0
35,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	34,532	0.0
35,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	35,027	0.0
23,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	23,118	0.0
29,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	29,447	0.0
29,000	CNH Industrial NV, MTN, 3.850%, 11/15/2027	28,340	0.0
30,000	CSX Corp., 3.800%, 04/15/2050	22,590	0.0
246,000	CSX Corp., 4.100%, 03/15/2044	202,155	0.0
588,000	CSX Corp., 4.400%, 03/01/2043	511,148	0.1
66,000	Deere & Co., 2.875%, 09/07/2049	43,150	0.0
17,000	Dover Corp., 2.950%, 11/04/2029	15,507	0.0
23,000	Dover Corp., 3.150%, 11/15/2025	22,684	0.0
17,000	Dover Corp., 5.375%, 10/15/2035	17,109	0.0
20,000	Dover Corp., 5.375%, 03/01/2041	19,411	0.0
41,000	Eaton Corp., 3.103%, 09/15/2027	39,499	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
18,000	Eaton Corp., 3.915%, 09/15/2047	$14,048	0.0
41,000	Eaton Corp., 4.000%, 11/02/2032	38,377	0.0
77,000	Eaton Corp., 4.150%, 03/15/2033	72,409	0.0
59,000	Eaton Corp., 4.150%, 11/02/2042	49,799	0.0
30,000	Eaton Corp., 4.350%, 05/18/2028	29,761	0.0
41,000	Eaton Corp., 4.700%, 08/23/2052	36,093	0.0
403,000	Emerson Electric Co., 1.950%, 10/15/2030	346,101	0.0
441,000	FedEx Corp., 2.400%, 05/15/2031	376,473	0.0
250,000	FedEx Corp., 3.250%, 05/15/2041	183,051	0.0
200,000	FedEx Corp., 3.400%, 02/15/2028	191,715	0.0
33,000	FedEx Corp., 4.050%, 02/15/2048	25,289	0.0
200,000	FedEx Corp., 4.750%, 11/15/2045	171,293	0.0
52,000	Fortive Corp., 3.150%, 06/15/2026	50,840	0.0
32,000	Fortive Corp., 4.300%, 06/15/2046	25,784	0.0
41,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	37,939	0.0
30,000	Fortune Brands Innovations, Inc., 4.000%, 06/15/2025	29,887	0.0
27,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	24,926	0.0
27,000	Fortune Brands Innovations, Inc., 4.500%, 03/25/2052	21,397	0.0
36,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	36,955	0.0
500,000	GATX Corp., 1.900%, 06/01/2031	406,840	0.1
536,000	GE Capital Funding LLC, 4.550%, 05/15/2032	516,466	0.1
260,000	General Dynamics Corp., 3.600%, 11/15/2042	204,695	0.0
35,000	HEICO Corp., 5.250%, 08/01/2028	35,347	0.0
35,000	HEICO Corp., 5.350%, 08/01/2033	34,937	0.0
58,000	Honeywell International, Inc., 1.100%, 03/01/2027	53,992	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
87,000	Honeywell International, Inc., 1.750%, 09/01/2031	$71,343	0.0
58,000	Honeywell International, Inc., 1.950%, 06/01/2030	50,095	0.0
87,000	Honeywell International, Inc., 2.500%, 11/01/2026	84,043	0.0
44,000	Honeywell International, Inc., 2.700%, 08/15/2029	40,353	0.0
44,000	Honeywell International, Inc., 2.800%, 06/01/2050	27,628	0.0
26,000	Honeywell International, Inc., 3.812%, 11/21/2047	19,947	0.0
44,000	Honeywell International, Inc., 4.250%, 01/15/2029	43,410	0.0
58,000	Honeywell International, Inc., 4.500%, 01/15/2034	55,361	0.0
67,000	Honeywell International, Inc., 4.650%, 07/30/2027	67,261	0.0
58,000	Honeywell International, Inc., 4.700%, 02/01/2030	57,707	0.0
38,000	Honeywell International, Inc., 4.750%, 02/01/2032	37,399	0.0
29,000 (1)	Honeywell International, Inc., 4.875%, 09/01/2029	29,188	0.0
29,000	Honeywell International, Inc., 4.950%, 02/15/2028	29,341	0.0
29,000	Honeywell International, Inc., 4.950%, 09/01/2031	29,027	0.0
64,000	Honeywell International, Inc., 5.000%, 02/15/2033	63,681	0.0
84,000	Honeywell International, Inc., 5.000%, 03/01/2035	82,360	0.0
102,000	Honeywell International, Inc., 5.250%, 03/01/2054	95,625	0.0
38,000	Honeywell International, Inc., 5.350%, 03/01/2064	35,672	0.0
24,000	Honeywell International, Inc., 5.375%, 03/01/2041	23,767	0.0
26,000	Honeywell International, Inc., 5.700%, 03/15/2036	26,958	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
27,000	Honeywell International, Inc., 5.700%, 03/15/2037	$27,758	0.0
41,000	Howmet Aerospace, Inc., 3.000%, 01/15/2029	38,146	0.0
36,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	36,783	0.0
36,000	Howmet Aerospace, Inc., 5.950%, 02/01/2037	37,387	0.0
17,000	Howmet Aerospace, Inc., 6.750%, 01/15/2028	17,787	0.0
124,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	119,116	0.0
119,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	97,315	0.0
44,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	44,455	0.0
41,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	41,484	0.0
29,000	Ingersoll Rand, Inc., 5.314%, 06/15/2031	29,336	0.0
29,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	29,473	0.0
44,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	44,340	0.0
58,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	59,378	0.0
35,000	Ingersoll Rand, Inc., 5.700%, 06/15/2054	34,392	0.0
500,000	Jabil, Inc., 1.700%, 04/15/2026	480,244	0.1
29,000	Jacobs Engineering Group, Inc., 5.900%, 03/01/2033	29,399	0.0
35,000	Jacobs Engineering Group, Inc., 6.350%, 08/18/2028	36,459	0.0
44,000	John Deere Capital Corp., 4.500%, 01/08/2027	44,068	0.0
21,000	John Deere Capital Corp., 5.300%, 09/08/2025	21,112	0.0
33,000	John Deere Capital Corp., FXD, 5.050%, 03/03/2026	33,243	0.0
53,000	John Deere Capital Corp., MTN, 0.700%, 01/15/2026	51,002	0.0
33,000	John Deere Capital Corp., MTN, 1.050%, 06/17/2026	31,444	0.0
24,000	John Deere Capital Corp., MTN, 1.300%, 10/13/2026	22,732	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000	John Deere Capital Corp., MTN, 1.500%, 03/06/2028	$454,646	0.1
30,000	John Deere Capital Corp., MTN, 1.700%, 01/11/2027	28,376	0.0
30,000	John Deere Capital Corp., MTN, 1.750%, 03/09/2027	28,266	0.0
27,000	John Deere Capital Corp., MTN, 2.250%, 09/14/2026	26,056	0.0
30,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	28,633	0.0
30,000	John Deere Capital Corp., MTN, 2.650%, 06/10/2026	29,256	0.0
30,000	John Deere Capital Corp., MTN, 2.800%, 09/08/2027	28,760	0.0
24,000	John Deere Capital Corp., MTN, 3.050%, 01/06/2028	23,077	0.0
59,000	John Deere Capital Corp., MTN, 3.400%, 06/06/2025	58,715	0.0
19,000	John Deere Capital Corp., MTN, 3.400%, 09/11/2025	18,850	0.0
588,000	John Deere Capital Corp., MTN, 3.450%, 03/07/2029	560,135	0.1
44,000	John Deere Capital Corp., MTN, 4.050%, 09/08/2025	43,864	0.0
53,000	John Deere Capital Corp., MTN, 4.150%, 09/15/2027	52,495	0.0
36,000	John Deere Capital Corp., MTN, 4.750%, 06/08/2026	36,175	0.0
65,000 (1)	John Deere Capital Corp., MTN, 4.750%, 01/20/2028	65,349	0.0
71,000	John Deere Capital Corp., MTN, 4.800%, 01/09/2026	71,235	0.0
33,000	John Deere Capital Corp., MTN, 4.850%, 03/05/2027	33,230	0.0
305,000	John Deere Capital Corp., MTN, 4.900%, 03/03/2028	307,533	0.0
36,000	John Deere Capital Corp., MTN, 4.950%, 06/06/2025	36,053	0.0
27,000	John Deere Capital Corp., MTN, 4.950%, 03/06/2026	27,130	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
206,000	John Deere Capital Corp., MTN, 4.950%, 07/14/2028	$208,043	0.0
33,000	John Deere Capital Corp., MTN, 5.150%, 09/08/2026	33,408	0.0
250,000	Johnson Controls International PLC, 4.625%, 07/02/2044	215,811	0.0
38,000	L3Harris Technologies, Inc., 1.800%, 01/15/2031	31,330	0.0
24,000	L3Harris Technologies, Inc., 2.900%, 12/15/2029	21,732	0.0
32,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	31,520	0.0
50,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	49,147	0.0
54,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	53,079	0.0
24,000	L3Harris Technologies, Inc., 4.854%, 04/27/2035	22,876	0.0
44,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	44,012	0.0
30,000	L3Harris Technologies, Inc., 5.054%, 04/27/2045	27,575	0.0
44,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	44,052	0.0
44,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	43,852	0.0
74,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	74,924	0.0
89,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	88,894	0.0
30,000	L3Harris Technologies, Inc., 5.500%, 08/15/2054	28,846	0.0
30,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	29,069	0.0
18,000	L3Harris Technologies, Inc., 6.150%, 12/15/2040	18,753	0.0
93,000	Lockheed Martin Corp., 2.800%, 06/15/2050	58,290	0.0
500,000	Lockheed Martin Corp., 4.500%, 05/15/2036	470,377	0.1
500,000	Lockheed Martin Corp., 4.700%, 05/15/2046	447,480	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
53,000	Martin Marietta Materials, Inc., 2.400%, 07/15/2031	$45,108	0.0
53,000	Martin Marietta Materials, Inc., 3.200%, 07/15/2051	34,355	0.0
18,000	Martin Marietta Materials, Inc., 3.450%, 06/01/2027	17,470	0.0
30,000	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	28,976	0.0
36,000	Martin Marietta Materials, Inc., 4.250%, 12/15/2047	28,956	0.0
30,000	Martin Marietta Materials, Inc. CB, 2.500%, 03/15/2030	26,554	0.0
36,000	Masco Corp., 1.500%, 02/15/2028	32,477	0.0
149,000	Masco Corp., 2.000%, 02/15/2031	124,688	0.0
510,000	Norfolk Southern Corp., 3.950%, 10/01/2042	411,761	0.1
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	332,724	0.0
61,000	Northrop Grumman Corp., 3.850%, 04/15/2045	47,931	0.0
588,000	Northrop Grumman Corp., 4.030%, 10/15/2047	462,192	0.1
17,000	nVent Finance Sarl, 2.750%, 11/15/2031	14,310	0.0
29,000	nVent Finance Sarl, 4.550%, 04/15/2028	28,722	0.0
29,000	nVent Finance Sarl, 5.650%, 05/15/2033	29,005	0.0
119,000	Otis Worldwide Corp., 2.293%, 04/05/2027	112,838	0.0
138,000	Otis Worldwide Corp., 3.112%, 02/15/2040	103,337	0.0
24,000	Owens Corning, 3.400%, 08/15/2026	23,491	0.0
18,000	Owens Corning, 3.875%, 06/01/2030	16,970	0.0
27,000	Owens Corning, 3.950%, 08/15/2029	25,747	0.0
36,000	Owens Corning, 4.300%, 07/15/2047	28,736	0.0
24,000	Owens Corning, 4.400%, 01/30/2048	19,385	0.0
141,000	Owens Corning, 5.700%, 06/15/2034	143,318	0.0
22,000	Owens Corning, 7.000%, 12/01/2036	24,522	0.0
30,000	Packaging Corp. of America, 3.000%, 12/15/2029	27,361	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
41,000	Packaging Corp. of America, 3.050%, 10/01/2051	$26,351	0.0
30,000	Packaging Corp. of America, 3.400%, 12/15/2027	28,911	0.0
24,000	Packaging Corp. of America, 4.050%, 12/15/2049	18,531	0.0
24,000	Packaging Corp. of America, 5.700%, 12/01/2033	24,512	0.0
41,000	Parker-Hannifin Corp., 3.250%, 03/01/2027	39,837	0.0
58,000	Parker-Hannifin Corp., 3.250%, 06/14/2029	54,324	0.0
47,000	Parker-Hannifin Corp., 4.000%, 06/14/2049	36,734	0.0
35,000	Parker-Hannifin Corp., 4.100%, 03/01/2047	28,098	0.0
70,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	69,273	0.0
58,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	57,204	0.0
29,000	Parker-Hannifin Corp., MTN, 4.200%, 11/21/2034	26,865	0.0
29,000	Parker-Hannifin Corp., MTN, 4.450%, 11/21/2044	24,841	0.0
19,000	Parker-Hannifin Corp., MTN, 6.250%, 05/15/2038	20,366	0.0
29,000	Precision Castparts Corp., 3.900%, 01/15/2043	23,448	0.0
19,000	Precision Castparts Corp., 4.375%, 06/15/2045	16,231	0.0
588,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	524,161	0.1
500,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	432,061	0.1
64,000	Regal Rexnord Corp., 6.050%, 02/15/2026	64,612	0.0
69,000	Regal Rexnord Corp., 6.050%, 04/15/2028	70,206	0.0
58,000	Regal Rexnord Corp., 6.300%, 02/15/2030	59,690	0.0
72,000	Regal Rexnord Corp., 6.400%, 04/15/2033	74,324	0.0
500,000	Republic Services, Inc., 2.300%, 03/01/2030	440,192	0.1
46,000	Republic Services, Inc., 3.050%, 03/01/2050	30,972	0.0
31,000	Republic Services, Inc., 5.700%, 05/15/2041	31,000	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
27,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	$22,156	0.0
27,000	Rockwell Automation, Inc., 2.800%, 08/15/2061	15,247	0.0
25,000	Rockwell Automation, Inc., 3.500%, 03/01/2029	23,788	0.0
34,000	Rockwell Automation, Inc., 4.200%, 03/01/2049	28,030	0.0
65,000	RTX Corp., 3.030%, 03/15/2052	41,146	0.0
357,000	RTX Corp., 4.150%, 05/15/2045	288,264	0.0
104,000	RTX Corp., 4.625%, 11/16/2048	88,508	0.0
250,000	Ryder System, Inc., MTN, 1.750%, 09/01/2026	237,942	0.0
268,000	Ryder System, Inc., MTN, 2.900%, 12/01/2026	258,848	0.0
200,000 (4)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	199,666	0.0
29,000	Snap-on, Inc., 3.100%, 05/01/2050	19,216	0.0
17,000	Snap-on, Inc., 3.250%, 03/01/2027	16,520	0.0
23,000	Snap-on, Inc., 4.100%, 03/01/2048	18,600	0.0
17,000	Sonoco Products Co., 2.250%, 02/01/2027	16,081	0.0
29,000 (1)	Sonoco Products Co., 2.850%, 02/01/2032	24,651	0.0
35,000	Sonoco Products Co., 3.125%, 05/01/2030	31,528	0.0
31,000	Sonoco Products Co., 5.750%, 11/01/2040	30,506	0.0
354,000	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	307,018	0.0
41,000	TD Synnex Corp., 1.750%, 08/09/2026	38,957	0.0
35,000	TD Synnex Corp., 2.375%, 08/09/2028	31,767	0.0
29,000	TD Synnex Corp., 2.650%, 08/09/2031	24,410	0.0
35,000	TD Synnex Corp., 6.100%, 04/12/2034	35,942	0.0
27,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	25,960	0.0
41,000	Teledyne Technologies, Inc., 2.250%, 04/01/2028	37,762	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
61,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	$53,080	0.0
139,000	Textron, Inc., 2.450%, 03/15/2031	118,354	0.0
151,000	Trane Technologies Financing Ltd., 4.500%, 03/21/2049	130,169	0.0
35,000	Trimble, Inc., 4.900%, 06/15/2028	34,995	0.0
47,000	Trimble, Inc., 6.100%, 03/15/2033	48,822	0.0
63,000	Tyco Electronics Group SA, 7.125%, 10/01/2037	72,009	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/2026	489,859	0.1
50,000	Union Pacific Corp., 2.950%, 03/10/2052	31,596	0.0
500,000	Union Pacific Corp., 2.973%, 09/16/2062	288,042	0.0
250,000 (1)	Union Pacific Corp., 3.375%, 02/01/2035	217,035	0.0
114,000	Union Pacific Corp., 3.799%, 10/01/2051	85,058	0.0
441,000	Union Pacific Corp., 3.799%, 04/06/2071	299,710	0.0
588,000	United Parcel Service, Inc., 3.050%, 11/15/2027	565,342	0.1
30,000	United Parcel Service, Inc., 3.400%, 11/15/2046	21,853	0.0
41,000	United Parcel Service, Inc., 3.400%, 09/01/2049	29,043	0.0
22,000	United Parcel Service, Inc., 3.625%, 10/01/2042	17,220	0.0
68,000	United Parcel Service, Inc., 3.750%, 11/15/2047	51,517	0.0
44,000	United Parcel Service, Inc., 4.250%, 03/15/2049	36,059	0.0
30,000	United Parcel Service, Inc., 4.875%, 11/15/2040	27,979	0.0
65,000	United Parcel Service, Inc., 5.050%, 03/03/2053	59,720	0.0
30,000	United Parcel Service, Inc., 5.200%, 04/01/2040	29,258	0.0
74,000	United Parcel Service, Inc., 5.300%, 04/01/2050	70,813	0.0
118,000	United Parcel Service, Inc., 5.600%, 05/22/2064	114,549	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
21,000	United Parcel Service, Inc., 6.200%, 01/15/2038	$22,518	0.0
26,000	Valmont Industries, Inc., 5.000%, 10/01/2044	23,686	0.0
18,000	Valmont Industries, Inc., 5.250%, 10/01/2054	16,513	0.0
41,000	Veralto Corp., 5.350%, 09/18/2028	41,542	0.0
41,000	Veralto Corp., 5.450%, 09/18/2033	41,166	0.0
41,000	Veralto Corp., 5.500%, 09/18/2026	41,494	0.0
215,000	Vulcan Materials Co., 3.500%, 06/01/2030	199,416	0.0
38,000	Waste Connections, Inc., 2.200%, 01/15/2032	31,330	0.0
36,000	Waste Connections, Inc., 2.600%, 02/01/2030	32,254	0.0
50,000	Waste Connections, Inc., 2.950%, 01/15/2052	31,226	0.0
30,000	Waste Connections, Inc., 3.050%, 04/01/2050	19,400	0.0
30,000	Waste Connections, Inc., 3.200%, 06/01/2032	26,271	0.0
30,000	Waste Connections, Inc., 3.500%, 05/01/2029	28,401	0.0
44,000	Waste Connections, Inc., 4.200%, 01/15/2033	40,913	0.0
30,000	Waste Connections, Inc., 4.250%, 12/01/2028	29,379	0.0
44,000	Waste Connections, Inc., 5.000%, 03/01/2034	42,969	0.0
28,000	Waste Management, Inc., 0.750%, 11/15/2025	27,104	0.0
28,000	Waste Management, Inc., 1.150%, 03/15/2028	25,069	0.0
56,000	Waste Management, Inc., 1.500%, 03/15/2031	45,599	0.0
27,000	Waste Management, Inc., 2.000%, 06/01/2029	23,999	0.0
28,000	Waste Management, Inc., 2.500%, 11/15/2050	16,371	0.0
27,000	Waste Management, Inc., 2.950%, 06/01/2041	19,692	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
42,000	Waste Management, Inc., 3.150%, 11/15/2027	$40,419	0.0
23,000	Waste Management, Inc., 4.100%, 03/01/2045	19,008	0.0
56,000	Waste Management, Inc., 4.150%, 04/15/2032	52,938	0.0
38,000	Waste Management, Inc., 4.150%, 07/15/2049	30,818	0.0
56,000	Waste Management, Inc., 4.500%, 03/15/2028	55,666	0.0
42,000	Waste Management, Inc., 4.625%, 02/15/2030	41,624	0.0
28,000	Waste Management, Inc., 4.625%, 02/15/2033	27,279	0.0
39,000	Waste Management, Inc., 4.650%, 03/15/2030	38,541	0.0
42,000	Waste Management, Inc., 4.800%, 03/15/2032	41,297	0.0
42,000	Waste Management, Inc., 4.875%, 02/15/2029	42,217	0.0
70,000	Waste Management, Inc., 4.875%, 02/15/2034	68,714	0.0
42,000	Waste Management, Inc., 4.950%, 07/03/2027	42,458	0.0
42,000	Waste Management, Inc., 4.950%, 07/03/2031	42,055	0.0
84,000	Waste Management, Inc., 4.950%, 03/15/2035	81,931	0.0
70,000	Waste Management, Inc., 5.350%, 10/15/2054	67,299	0.0
44,000	Westinghouse Air Brake Technologies Corp., 3.450%, 11/15/2026	42,939	0.0
73,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	72,351	0.0
29,000	Westinghouse Air Brake Technologies Corp., 5.611%, 03/11/2034	29,399	0.0
233,000	WRKCo, Inc., 4.900%, 03/15/2029	231,777	0.0
29,000	Xylem, Inc., 1.950%, 01/30/2028	26,601	0.0
29,000 (1)	Xylem, Inc., 2.250%, 01/30/2031	24,734	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
29,000	Xylem, Inc., 3.250%, 11/01/2026	$28,292	0.0
23,000	Xylem, Inc., 4.375%, 11/01/2046	18,806	0.0
		30,143,660	1.9

	Technology: 1.9%
62,000	Accenture Capital, Inc., 3.900%, 10/04/2027	61,094	0.0
67,000	Accenture Capital, Inc., 4.050%, 10/04/2029	65,046	0.0
67,000	Accenture Capital, Inc., 4.250%, 10/04/2031	64,401	0.0
84,000	Accenture Capital, Inc., 4.500%, 10/04/2034	79,858	0.0
500,000	Adobe, Inc., 2.150%, 02/01/2027	477,314	0.1
30,000 (1)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	27,854	0.0
30,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	25,088	0.0
44,000	Analog Devices, Inc., 1.700%, 10/01/2028	39,512	0.0
59,000	Analog Devices, Inc., 2.100%, 10/01/2031	49,442	0.0
44,000	Analog Devices, Inc., 2.800%, 10/01/2041	31,160	0.0
59,000	Analog Devices, Inc., 2.950%, 10/01/2051	37,495	0.0
25,000	Analog Devices, Inc., 3.450%, 06/15/2027	24,379	0.0
53,000	Analog Devices, Inc., 3.500%, 12/05/2026	52,047	0.0
33,000	Analog Devices, Inc., 5.050%, 04/01/2034	32,984	0.0
20,000	Analog Devices, Inc., 5.300%, 12/15/2045	19,254	0.0
33,000	Analog Devices, Inc., 5.300%, 04/01/2054	31,472	0.0
148,000	Apple, Inc., 1.200%, 02/08/2028	133,879	0.0
261,000	Apple, Inc., 1.650%, 05/11/2030	224,440	0.0
441,000	Apple, Inc., 2.375%, 02/08/2041	303,547	0.0
588,000	Apple, Inc., 2.650%, 05/11/2050	365,617	0.0
750,000	Apple, Inc., 2.650%, 02/08/2051	463,122	0.1
588,000	Apple, Inc., 3.200%, 05/13/2025	585,451	0.1
588,000	Apple, Inc., 3.250%, 02/23/2026	581,195	0.1
399,000	Apple, Inc., 3.350%, 02/09/2027	391,074	0.1
500,000	Apple, Inc., 3.450%, 02/09/2045	383,296	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
500,000	Apple, Inc., 4.450%, 05/06/2044	$458,299	0.1
44,000	Applied Materials, Inc., 1.750%, 06/01/2030	37,624	0.0
44,000	Applied Materials, Inc., 2.750%, 06/01/2050	27,473	0.0
71,000	Applied Materials, Inc., 3.300%, 04/01/2027	69,212	0.0
41,000	Applied Materials, Inc., 3.900%, 10/01/2025	40,828	0.0
59,000	Applied Materials, Inc., 4.350%, 04/01/2047	50,020	0.0
30,000	Applied Materials, Inc., 5.100%, 10/01/2035	30,023	0.0
36,000	Applied Materials, Inc., 5.850%, 06/15/2041	37,374	0.0
29,000	Atlassian Corp., 5.250%, 05/15/2029	29,229	0.0
29,000	Atlassian Corp., 5.500%, 05/15/2034	29,142	0.0
58,000	Autodesk, Inc., 2.400%, 12/15/2031	48,759	0.0
29,000	Autodesk, Inc., 2.850%, 01/15/2030	26,310	0.0
29,000	Autodesk, Inc., 3.500%, 06/15/2027	28,171	0.0
43,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	41,424	0.0
588,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	578,957	0.1
42,000 (4)	Broadcom, Inc., 1.950%, 02/15/2028	38,465	0.0
163,000 (4)	Broadcom, Inc., 2.450%, 02/15/2031	140,636	0.0
104,000 (4)	Broadcom, Inc., 2.600%, 02/15/2033	86,013	0.0
192,000 (4)	Broadcom, Inc., 3.137%, 11/15/2035	156,882	0.0
163,000 (4)	Broadcom, Inc., 3.187%, 11/15/2036	131,372	0.0
133,000 (4)	Broadcom, Inc., 3.419%, 04/15/2033	116,486	0.0
178,000 (4)	Broadcom, Inc., 3.500%, 02/15/2041	139,099	0.0
92,000 (4)	Broadcom, Inc., 3.750%, 02/15/2051	68,548	0.0
62,000	Broadcom, Inc., 4.110%, 09/15/2028	60,588	0.0
49,000	Broadcom, Inc., 4.150%, 02/15/2028	48,184	0.0
93,000	Broadcom, Inc., 4.300%, 11/15/2032	87,767	0.0
84,000	Broadcom, Inc., 4.750%, 04/15/2029	83,487	0.0
618,000 (4)	Broadcom, Inc., 4.926%, 05/15/2037	588,183	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
58,000	Broadridge Financial Solutions, Inc., 2.600%, 05/01/2031	$49,661	0.0
44,000	Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	39,810	0.0
29,000	Broadridge Financial Solutions, Inc., 3.400%, 06/27/2026	28,466	0.0
28,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	27,695	0.0
56,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	54,911	0.0
56,000	Cadence Design Systems, Inc., 4.700%, 09/10/2034	53,716	0.0
368,000	CDW LLC / CDW Finance Corp., 2.670%, 12/01/2026	353,220	0.0
341,000	Concentrix Corp., 6.650%, 08/02/2026	347,090	0.0
57,000	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	41,961	0.0
44,000 (1)	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	29,887	0.0
102,000	Dell International LLC / EMC Corp., 4.900%, 10/01/2026	102,372	0.0
59,000	Dell International LLC / EMC Corp., 5.250%, 02/01/2028	59,729	0.0
103,000	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	104,074	0.0
59,000	Dell International LLC / EMC Corp., 5.400%, 04/15/2034	58,891	0.0
59,000	Dell International LLC / EMC Corp., 5.750%, 02/01/2033	60,633	0.0
147,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	149,200	0.0
30,000	Dell International LLC / EMC Corp., 6.100%, 07/15/2027	30,911	0.0
44,000	Dell International LLC / EMC Corp., 6.200%, 07/15/2030	46,148	0.0
59,000	Dell International LLC / EMC Corp., 8.100%, 07/15/2036	70,002	0.0
38,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	48,391	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
23,000	Dell, Inc., 6.500%, 04/15/2038	$24,083	0.0
18,000	Dell, Inc., 7.100%, 04/15/2028	19,231	0.0
44,000	Electronic Arts, Inc., 1.850%, 02/15/2031	36,560	0.0
44,000	Electronic Arts, Inc., 2.950%, 02/15/2051	27,609	0.0
23,000	Electronic Arts, Inc., 4.800%, 03/01/2026	23,020	0.0
500,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	479,865	0.1
242,000 (1)	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	219,072	0.0
87,000	Fiserv, Inc., 2.250%, 06/01/2027	82,071	0.0
989,000	Fiserv, Inc., 2.650%, 06/01/2030	874,577	0.1
44,000	Hewlett Packard Enterprise Co., 1.750%, 04/01/2026	42,403	0.0
148,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	148,052	0.0
290,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	278,893	0.0
33,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	33,336	0.0
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	51,811	0.0
44,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	46,047	0.0
88,000 (1)	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	91,435	0.0
31,000	HP, Inc., 1.450%, 06/17/2026	29,590	0.0
68,000	HP, Inc., 2.200%, 06/17/2025	67,170	0.0
59,000	HP, Inc., 2.650%, 06/17/2031	50,525	0.0
59,000	HP, Inc., 3.000%, 06/17/2027	56,514	0.0
30,000	HP, Inc., 3.400%, 06/17/2030	27,530	0.0
59,000	HP, Inc., 4.000%, 04/15/2029	56,583	0.0
40,000	HP, Inc., 4.200%, 04/15/2032	37,473	0.0
53,000	HP, Inc., 4.750%, 01/15/2028	52,970	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
65,000	HP, Inc., 5.500%, 01/15/2033	$65,617	0.0
71,000 (1)	HP, Inc., 6.000%, 09/15/2041	72,091	0.0
484,000	Intel Corp., 2.450%, 11/15/2029	425,037	0.1
74,000	Intel Corp., 3.050%, 08/12/2051	42,245	0.0
59,000	Intel Corp., 3.100%, 02/15/2060	31,523	0.0
588,000	Intel Corp., 3.150%, 05/11/2027	564,420	0.1
44,000	Intel Corp., 3.200%, 08/12/2061	23,906	0.0
500,000	Intel Corp., 3.250%, 11/15/2049	298,727	0.0
272,000	Intel Corp., 3.734%, 12/08/2047	179,565	0.0
74,000	Intel Corp., 4.100%, 05/19/2046	52,780	0.0
59,000	Intel Corp., 4.100%, 05/11/2047	41,976	0.0
133,000	Intel Corp., 4.750%, 03/25/2050	102,932	0.0
104,000	Intel Corp., 4.875%, 02/10/2028	103,505	0.0
59,000	Intel Corp., 4.950%, 03/25/2060	46,226	0.0
53,000	Intel Corp., 5.050%, 08/05/2062	41,390	0.0
44,000 (1)	Intel Corp., 5.200%, 02/10/2033	42,558	0.0
68,000	Intel Corp., 5.600%, 02/21/2054	59,678	0.0
59,000	Intel Corp., 5.625%, 02/10/2043	54,101	0.0
118,000	Intel Corp., 5.700%, 02/10/2053	104,434	0.0
1,763,000	International Business Machines Corp., 1.950%, 05/15/2030	1,515,032	0.1
588,000	International Business Machines Corp., 2.850%, 05/15/2040	419,233	0.1
186,000	International Business Machines Corp., 3.450%, 02/19/2026	183,612	0.0
140,000 (1)	Intuit, Inc., 5.500%, 09/15/2053	137,194	0.0
251,000	KLA Corp., 4.950%, 07/15/2052	228,301	0.0
39,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	37,112	0.0
26,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	23,830	0.0
38,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	32,962	0.0
32,000	Kyndryl Holdings, Inc., 4.100%, 10/15/2041	25,415	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
29,000	Kyndryl Holdings, Inc., 6.350%, 02/20/2034	$30,186	0.0
400,000	Lam Research Corp., 3.800%, 03/15/2025	399,307	0.1
441,000	Lam Research Corp., 4.000%, 03/15/2029	428,973	0.1
59,000	Leidos, Inc., 2.300%, 02/15/2031	49,575	0.0
30,000	Leidos, Inc., 3.625%, 05/15/2025	29,860	0.0
44,000 (1)	Leidos, Inc., 4.375%, 05/15/2030	42,132	0.0
44,000 (1)	Leidos, Inc., 5.750%, 03/15/2033	44,626	0.0
30,000	Marvell Technology, Inc., 1.650%, 04/15/2026	28,802	0.0
44,000	Marvell Technology, Inc., 2.450%, 04/15/2028	40,603	0.0
44,000	Marvell Technology, Inc., 2.950%, 04/15/2031	38,620	0.0
28,000	Marvell Technology, Inc., 4.875%, 06/22/2028	27,855	0.0
30,000	Marvell Technology, Inc., 5.750%, 02/15/2029	30,762	0.0
30,000	Marvell Technology, Inc., 5.950%, 09/15/2033	31,160	0.0
59,000	Micron Technology, Inc., 2.703%, 04/15/2032	49,457	0.0
30,000	Micron Technology, Inc., 3.366%, 11/01/2041	21,955	0.0
30,000	Micron Technology, Inc., 3.477%, 11/01/2051	20,267	0.0
53,000	Micron Technology, Inc., 4.185%, 02/15/2027	52,288	0.0
50,000	Micron Technology, Inc., 4.663%, 02/15/2030	48,839	0.0
30,000	Micron Technology, Inc., 4.975%, 02/06/2026	30,046	0.0
59,000	Micron Technology, Inc., 5.300%, 01/15/2031	58,962	0.0
41,000	Micron Technology, Inc., 5.327%, 02/06/2029	41,221	0.0
36,000	Micron Technology, Inc., 5.375%, 04/15/2028	36,388	0.0
44,000	Micron Technology, Inc., 5.875%, 02/09/2033	45,083	0.0
53,000	Micron Technology, Inc., 5.875%, 09/15/2033	54,381	0.0
74,000	Micron Technology, Inc., 6.750%, 11/01/2029	78,820	0.0
200,000	Microsoft Corp., 2.400%, 08/08/2026	194,141	0.0
500,000	Microsoft Corp., 2.525%, 06/01/2050	307,970	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
206,000	Microsoft Corp., 2.675%, 06/01/2060	$120,775	0.0
588,000	Microsoft Corp., 2.921%, 03/17/2052	388,795	0.1
413,000	Microsoft Corp., 3.041%, 03/17/2062	264,113	0.0
500,000	Microsoft Corp., 3.125%, 11/03/2025	494,965	0.1
300,000	Microsoft Corp., 3.300%, 02/06/2027	293,784	0.0
250,000	Microsoft Corp., 3.500%, 02/12/2035	226,621	0.0
74,000	NVIDIA Corp., 1.550%, 06/15/2028	67,219	0.0
136,000	NVIDIA Corp., 2.850%, 04/01/2030	124,671	0.0
59,000	NVIDIA Corp., 3.200%, 09/16/2026	57,895	0.0
100,000	NVIDIA Corp., 3.500%, 04/01/2040	82,747	0.0
100,000	NVIDIA Corp., 3.500%, 04/01/2050	74,369	0.0
30,000	NVIDIA Corp., 3.700%, 04/01/2060	22,162	0.0
30,000	NXP BV / NXP Funding LLC, 5.550%, 12/01/2028	30,516	0.0
59,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	50,380	0.0
59,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.650%, 02/15/2032	49,689	0.0
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	20,876	0.0
76,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	48,864	0.0
59,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	54,205	0.0
144,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	139,833	0.0
60,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	58,516	0.0
154,000	Oracle Corp., 1.650%, 03/25/2026	148,540	0.0
112,000	Oracle Corp., 2.300%, 03/25/2028	103,574	0.0
168,000	Oracle Corp., 2.650%, 07/15/2026	162,990	0.0
126,000	Oracle Corp., 2.800%, 04/01/2027	121,009	0.0
182,000	Oracle Corp., 2.875%, 03/25/2031	160,231	0.0
182,000	Oracle Corp., 2.950%, 04/01/2030	164,365	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
154,000	Oracle Corp., 3.250%, 11/15/2027	$148,105	0.0
28,000	Oracle Corp., 3.250%, 05/15/2030	25,671	0.0
168,000	Oracle Corp., 3.600%, 04/01/2040	131,435	0.0
252,000	Oracle Corp., 3.600%, 04/01/2050	176,699	0.0
126,000	Oracle Corp., 3.650%, 03/25/2041	98,324	0.0
98,000	Oracle Corp., 3.800%, 11/15/2037	81,873	0.0
70,000	Oracle Corp., 3.850%, 07/15/2036	60,012	0.0
196,000	Oracle Corp., 3.850%, 04/01/2060	134,621	0.0
70,000	Oracle Corp., 3.900%, 05/15/2035	61,369	0.0
182,000	Oracle Corp., 3.950%, 03/25/2051	134,959	0.0
168,000	Oracle Corp., 4.000%, 07/15/2046	129,418	0.0
126,000	Oracle Corp., 4.000%, 11/15/2047	96,131	0.0
84,000	Oracle Corp., 4.100%, 03/25/2061	60,376	0.0
112,000	Oracle Corp., 4.125%, 05/15/2045	88,589	0.0
84,000	Oracle Corp., 4.200%, 09/27/2029	81,162	0.0
98,000	Oracle Corp., 4.300%, 07/08/2034	90,153	0.0
70,000	Oracle Corp., 4.375%, 05/15/2055	54,838	0.0
42,000	Oracle Corp., 4.500%, 05/06/2028	41,592	0.0
56,000	Oracle Corp., 4.500%, 07/08/2044	47,289	0.0
42,000	Oracle Corp., 4.650%, 05/06/2030	41,405	0.0
98,000	Oracle Corp., 4.700%, 09/27/2034	92,924	0.0
84,000	Oracle Corp., 4.900%, 02/06/2033	81,818	0.0
125,000	Oracle Corp., 5.375%, 07/15/2040	120,485	0.0
98,000	Oracle Corp., 5.375%, 09/27/2054	90,411	0.0
70,000	Oracle Corp., 5.500%, 09/27/2064	64,110	0.0
126,000	Oracle Corp., 5.550%, 02/06/2053	119,140	0.0
56,000	Oracle Corp., 5.800%, 11/10/2025	56,576	0.0
70,000	Oracle Corp., 6.125%, 07/08/2039	72,583	0.0
70,000	Oracle Corp., 6.150%, 11/09/2029	73,444	0.0
126,000	Oracle Corp., 6.250%, 11/09/2032	133,581	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
70,000	Oracle Corp., 6.500%, 04/15/2038	$75,294	0.0
140,000	Oracle Corp., 6.900%, 11/09/2052	156,880	0.0
318,000	Qualcomm, Inc., 2.150%, 05/20/2030	279,176	0.0
378,000	Qualcomm, Inc., 4.650%, 05/20/2035	365,439	0.0
182,000	Qualcomm, Inc., 4.800%, 05/20/2045	164,668	0.0
41,000	Roper Technologies, Inc., 1.000%, 09/15/2025	40,013	0.0
41,000	Roper Technologies, Inc., 1.400%, 09/15/2027	37,599	0.0
59,000	Roper Technologies, Inc., 1.750%, 02/15/2031	48,487	0.0
36,000	Roper Technologies, Inc., 2.000%, 06/30/2030	30,705	0.0
41,000	Roper Technologies, Inc., 2.950%, 09/15/2029	37,513	0.0
41,000	Roper Technologies, Inc., 3.800%, 12/15/2026	40,382	0.0
18,000	Roper Technologies, Inc., 3.850%, 12/15/2025	17,855	0.0
47,000	Roper Technologies, Inc., 4.200%, 09/15/2028	45,935	0.0
14,000	Salesforce, Inc., 1.950%, 07/15/2031	11,754	0.0
74,000	Salesforce, Inc., 2.700%, 07/15/2041	52,163	0.0
118,000	Salesforce, Inc., 2.900%, 07/15/2051	75,432	0.0
74,000	Salesforce, Inc., 3.050%, 07/15/2061	45,674	0.0
266,000	Salesforce, Inc., 3.700%, 04/11/2028	259,125	0.0
87,000	ServiceNow, Inc., 1.400%, 09/01/2030	72,330	0.0
219,000	Take-Two Interactive Software, Inc., 4.950%, 03/28/2028	218,942	0.0
29,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	25,356	0.0
30,000	Texas Instruments, Inc., 1.125%, 09/15/2026	28,397	0.0
44,000	Texas Instruments, Inc., 1.750%, 05/04/2030	37,675	0.0
30,000	Texas Instruments, Inc., 1.900%, 09/15/2031	25,146	0.0
44,000	Texas Instruments, Inc., 2.250%, 09/04/2029	39,543	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
30,000	Texas Instruments, Inc., 2.700%, 09/15/2051	$18,326	0.0
30,000	Texas Instruments, Inc., 2.900%, 11/03/2027	28,764	0.0
24,000	Texas Instruments, Inc., 3.650%, 08/16/2032	22,034	0.0
44,000	Texas Instruments, Inc., 3.875%, 03/15/2039	37,850	0.0
18,000	Texas Instruments, Inc., 4.100%, 08/16/2052	14,245	0.0
89,000	Texas Instruments, Inc., 4.150%, 05/15/2048	72,377	0.0
38,000	Texas Instruments, Inc., 4.600%, 02/08/2027	38,176	0.0
41,000	Texas Instruments, Inc., 4.600%, 02/15/2028	41,084	0.0
38,000	Texas Instruments, Inc., 4.600%, 02/08/2029	37,908	0.0
36,000	Texas Instruments, Inc., 4.850%, 02/08/2034	35,420	0.0
56,000	Texas Instruments, Inc., 4.900%, 03/14/2033	55,632	0.0
38,000	Texas Instruments, Inc., 5.000%, 03/14/2053	34,839	0.0
92,000	Texas Instruments, Inc., 5.050%, 05/18/2063	82,970	0.0
44,000	Texas Instruments, Inc., 5.150%, 02/08/2054	41,220	0.0
237,000	TSMC Arizona Corp., 3.125%, 10/25/2041	181,544	0.0
242,000	TSMC Arizona Corp., 4.125%, 04/22/2029	235,939	0.0
44,000	VMware LLC, 1.800%, 08/15/2028	39,493	0.0
89,000	VMware LLC, 2.200%, 08/15/2031	73,873	0.0
74,000	VMware LLC, 3.900%, 08/21/2027	72,349	0.0
30,000	VMware LLC, 4.650%, 05/15/2027	29,891	0.0
44,000	VMware LLC, 4.700%, 05/15/2030	43,080	0.0
110,000	VMware, Inc., 1.400%, 08/15/2026	104,277	0.0
59,000	Workday, Inc., 3.500%, 04/01/2027	57,519	0.0
44,000	Workday, Inc., 3.700%, 04/01/2029	41,860	0.0
74,000	Workday, Inc., 3.800%, 04/01/2032	67,369	0.0
44,000 (1)	Xilinx, Inc., 2.375%, 06/01/2030	38,796	0.0
		29,658,560	1.9

	Utilities: 2.2%
47,000	AES Corp., 1.375%, 01/15/2026	45,292	0.0
59,000	AES Corp., 2.450%, 01/15/2031	49,200	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
53,000	AES Corp., 5.450%, 06/01/2028	$53,306	0.0
27,000	Ameren Corp., 1.750%, 03/15/2028	24,458	0.0
30,000	Ameren Corp., 1.950%, 03/15/2027	28,204	0.0
47,000	Ameren Corp., 3.500%, 01/15/2031	42,920	0.0
21,000	Ameren Corp., 3.650%, 02/15/2026	20,730	0.0
41,000	Ameren Corp., 5.000%, 01/15/2029	41,081	0.0
36,000	Ameren Corp., 5.700%, 12/01/2026	36,597	0.0
22,000	Ameren Illinois Co., 1.550%, 11/15/2030	18,251	0.0
21,000	Ameren Illinois Co., 2.900%, 06/15/2051	13,299	0.0
18,000	Ameren Illinois Co., 3.250%, 03/15/2050	12,340	0.0
30,000	Ameren Illinois Co., 3.700%, 12/01/2047	22,637	0.0
25,000	Ameren Illinois Co., 3.800%, 05/15/2028	24,270	0.0
30,000	Ameren Illinois Co., 3.850%, 09/01/2032	27,578	0.0
29,000	Ameren Illinois Co., 4.150%, 03/15/2046	24,014	0.0
30,000	Ameren Illinois Co., 4.500%, 03/15/2049	25,478	0.0
30,000	Ameren Illinois Co., 4.950%, 06/01/2033	29,501	0.0
25,000	Ameren Illinois Co., 5.550%, 07/01/2054	24,655	0.0
21,000	Ameren Illinois Co., 5.900%, 12/01/2052	21,624	0.0
33,000	American Water Capital Corp., 2.300%, 06/01/2031	27,888	0.0
30,000	06/01/2031 American Water Capital Corp., 2.800%, 05/01/2030	26,952	0.0
36,000	American Water Capital Corp., 2.950%, 09/01/2027	34,427	0.0
33,000	American Water Capital Corp., 3.250%, 06/01/2051	22,032	0.0
33,000	American Water Capital Corp., 3.450%, 06/01/2029	31,106	0.0
30,000	American Water Capital Corp., 3.450%, 05/01/2050	20,818	0.0
37,000	American Water Capital Corp., 3.750%, 09/01/2028	35,602	0.0
44,000	American Water Capital Corp., 3.750%, 09/01/2047	32,765	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
18,000	American Water Capital Corp., 4.000%, 12/01/2046	$14,117	0.0
33,000	American Water Capital Corp., 4.150%, 06/01/2049	26,078	0.0
41,000	American Water Capital Corp., 4.200%, 09/01/2048	32,637	0.0
30,000	American Water Capital Corp., 4.300%, 12/01/2042	25,392	0.0
19,000	American Water Capital Corp., 4.300%, 09/01/2045	15,594	0.0
47,000	American Water Capital Corp., 4.450%, 06/01/2032	44,820	0.0
41,000	American Water Capital Corp., 5.150%, 03/01/2034	40,694	0.0
41,000	American Water Capital Corp., 5.450%, 03/01/2054	39,266	0.0
44,000	American Water Capital Corp., 6.593%, 10/15/2037	48,553	0.0
347,000	Appalachian Power Co., 4.400%, 05/15/2044	282,610	0.0
441,000	Appalachian Power Co., 4.450%, 06/01/2045	358,251	0.0
24,000	Appalachian Power Co. Y, 4.500%, 03/01/2049	19,336	0.0
171,000	Arizona Public Service Co., 2.950%, 09/15/2027	163,047	0.0
229,000	Arizona Public Service Co., 3.350%, 05/15/2050	154,962	0.0
500,000	Atlantic City Electric Co., 2.300%, 03/15/2031	425,289	0.1
309,000	Atmos Energy Corp., 4.125%, 10/15/2044	252,040	0.0
60,000	Atmos Energy Corp., 4.125%, 03/15/2049	47,258	0.0
23,000	Avista Corp., 4.000%, 04/01/2052	17,198	0.0
22,000	Avista Corp., 4.350%, 06/01/2048	18,059	0.0
61,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	44,328	0.0
30,000	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	24,394	0.0
89,000	Berkshire Hathaway Energy Co., 2.850%, 05/15/2051	54,431	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
35,000	Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	$33,351	0.0
65,000	Berkshire Hathaway Energy Co., 3.700%, 07/15/2030	61,190	0.0
44,000	Berkshire Hathaway Energy Co., 3.800%, 07/15/2048	32,697	0.0
52,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050	41,114	0.0
59,000	Berkshire Hathaway Energy Co., 4.450%, 01/15/2049	48,745	0.0
44,000	Berkshire Hathaway Energy Co., 4.500%, 02/01/2045	38,210	0.0
58,000	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	48,322	0.0
44,000	Berkshire Hathaway Energy Co., 5.150%, 11/15/2043	41,935	0.0
33,000	Berkshire Hathaway Energy Co., 5.950%, 05/15/2037	34,246	0.0
121,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	127,385	0.0
24,000	Black Hills Corp., 2.500%, 06/15/2030	20,958	0.0
24,000	Black Hills Corp., 3.050%, 10/15/2029	21,985	0.0
24,000	Black Hills Corp., 3.150%, 01/15/2027	23,182	0.0
18,000	Black Hills Corp., 3.875%, 10/15/2049	13,030	0.0
18,000	Black Hills Corp., 3.950%, 01/15/2026	17,823	0.0
18,000	Black Hills Corp., 4.200%, 09/15/2046	14,187	0.0
24,000	Black Hills Corp., 4.350%, 05/01/2033	22,136	0.0
21,000	Black Hills Corp., 5.950%, 03/15/2028	21,630	0.0
27,000	Black Hills Corp., 6.150%, 05/15/2034	28,081	0.0
441,000	CenterPoint Energy Houston Electric LLC AA, 3.000%, 02/01/2027	427,090	0.1
22,000	CenterPoint Energy Houston Electric LLC AE, 2.350%, 04/01/2031	18,777	0.0
441,000	CenterPoint Energy Houston Electric LLC AF, 3.350%, 04/01/2051	302,690	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
29,000	CenterPoint Energy Houston Electric LLC AG, 3.000%, 03/01/2032	$25,247	0.0
28,000	CenterPoint Energy Resources Corp., 4.400%, 07/01/2032	26,522	0.0
28,000	CenterPoint Energy, Inc., 2.650%, 06/01/2031	24,101	0.0
20,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	20,314	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	223,622	0.0
41,000	Commonwealth Edison Co. 130, 3.125%, 03/15/2051	26,671	0.0
47,000	Connecticut Light and Power Co., 4.000%, 04/01/2048	36,913	0.0
28,000	Connecticut Light and Power Co., 4.300%, 04/15/2044	23,441	0.0
21,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	20,911	0.0
18,000	Connecticut Light and Power Co., 4.900%, 07/01/2033	17,632	0.0
30,000	Connecticut Light and Power Co., 5.250%, 01/15/2053	28,359	0.0
24,000	Connecticut Light and Power Co. A, 0.750%, 12/01/2025	23,211	0.0
25,000	Connecticut Light and Power Co. A, 2.050%, 07/01/2031	20,898	0.0
30,000	Connecticut Light and Power Co. A, 3.200%, 03/15/2027	29,125	0.0
21,000	Connecticut Light and Power Co. A, 4.150%, 06/01/2045	17,212	0.0
146,000 (1)	Consolidated Edison Co. of New York, Inc., 2.400%, 06/15/2031	125,420	0.0
50,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	42,763	0.0
321,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	272,509	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	336,308	0.0
200,000	Consolidated Edison Co. of New York, Inc. C, 4.300%, 12/01/2056	156,067	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
53,000	Constellation Energy Generation LLC, 3.250%, 06/01/2025	$52,665	0.0
44,000	Constellation Energy Generation LLC, 5.600%, 03/01/2028	44,890	0.0
47,000	Constellation Energy Generation LLC, 5.600%, 06/15/2042	45,408	0.0
21,000	Constellation Energy Generation LLC, 5.750%, 10/01/2041	20,597	0.0
53,000	Constellation Energy Generation LLC, 5.750%, 03/15/2054	51,593	0.0
36,000	Constellation Energy Generation LLC, 5.800%, 03/01/2033	36,805	0.0
30,000	Constellation Energy Generation LLC, 6.125%, 01/15/2034	31,422	0.0
53,000	Constellation Energy Generation LLC, 6.250%, 10/01/2039	55,359	0.0
53,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	56,209	0.0
176,000	Consumers Energy Co., 3.950%, 07/15/2047	138,508	0.0
25,000	Dayton Power & Light Co., 3.950%, 06/15/2049	18,519	0.0
25,000	Dominion Energy South Carolina, Inc., 4.600%, 06/15/2043	21,886	0.0
30,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	26,886	0.0
20,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	20,019	0.0
20,000	Dominion Energy South Carolina, Inc., 5.450%, 02/01/2041	19,624	0.0
35,000	Dominion Energy South Carolina, Inc., 6.050%, 01/15/2038	36,646	0.0
66,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	71,144	0.0
20,000	Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	21,759	0.0
25,000	Dominion Energy South Carolina, Inc. A, 2.300%, 12/01/2031	20,949	0.0
30,000	Dominion Energy, Inc., 4.250%, 06/01/2028	29,448	0.0
30,000	Dominion Energy, Inc., 4.700%, 12/01/2044	25,611	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
55,000	Dominion Energy, Inc., 5.375%, 11/15/2032	$55,143	0.0
25,000	Dominion Energy, Inc., 7.000%, 06/15/2038	27,929	0.0
36,000	Dominion Energy, Inc. A, 1.450%, 04/15/2026	34,550	0.0
25,000	Dominion Energy, Inc. A, 4.350%, 08/15/2032	23,484	0.0
25,000	Dominion Energy, Inc. A, 4.600%, 03/15/2049	20,644	0.0
31,000	Dominion Energy, Inc. B, 3.300%, 04/15/2041	22,861	0.0
20,000	Dominion Energy, Inc. B, 3.600%, 03/15/2027	19,527	0.0
40,000	Dominion Energy, Inc. B, 4.850%, 08/15/2052	34,392	0.0
30,000	Dominion Energy, Inc. B, 5.950%, 06/15/2035	30,884	0.0
55,000	Dominion Energy, Inc. C, 2.250%, 08/15/2031	45,862	0.0
95,000	Dominion Energy, Inc. C, 3.375%, 04/01/2030	87,434	0.0
20,000	Dominion Energy, Inc. C, 4.050%, 09/15/2042	15,884	0.0
30,000	Dominion Energy, Inc. C, 4.900%, 08/01/2041	26,899	0.0
25,000	Dominion Energy, Inc. D, 2.850%, 08/15/2026	24,287	0.0
20,000	Dominion Energy, Inc. E, 6.300%, 03/15/2033	21,088	0.0
36,000	DTE Electric Co., 2.250%, 03/01/2030	31,786	0.0
30,000	DTE Electric Co., 2.950%, 03/01/2050	19,517	0.0
30,000	DTE Electric Co., 3.700%, 03/15/2045	23,058	0.0
18,000	DTE Electric Co., 3.700%, 06/01/2046	13,743	0.0
26,000	DTE Electric Co., 3.750%, 08/15/2047	19,658	0.0
38,000	DTE Electric Co., 3.950%, 03/01/2049	29,755	0.0
21,000	DTE Electric Co., 4.300%, 07/01/2044	17,768	0.0
30,000	DTE Electric Co., 4.850%, 12/01/2026	30,243	0.0
36,000	DTE Electric Co., 5.200%, 04/01/2033	36,022	0.0
30,000	DTE Electric Co., 5.200%, 03/01/2034	29,906	0.0
36,000	DTE Electric Co., 5.400%, 04/01/2053	34,953	0.0
34,000	DTE Electric Co. A, 1.900%, 04/01/2028	31,144	0.0
30,000	DTE Electric Co. A, 3.000%, 03/01/2032	26,383	0.0
22,000	DTE Electric Co. A, 4.000%, 04/01/2043	17,920	0.0
31,000	DTE Electric Co. A, 4.050%, 05/15/2048	24,949	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
25,000	DTE Electric Co. B, 3.250%, 04/01/2051	$17,122	0.0
24,000	DTE Electric Co. B, 3.650%, 03/01/2052	17,645	0.0
36,000	DTE Electric Co. C, 2.625%, 03/01/2031	31,509	0.0
36,000	DTE Energy Co., 2.850%, 10/01/2026	34,906	0.0
18,000	DTE Energy Co., 2.950%, 03/01/2030	16,176	0.0
47,000	DTE Energy Co., 4.875%, 06/01/2028	46,851	0.0
71,000	DTE Energy Co., 5.100%, 03/01/2029	71,200	0.0
50,000	DTE Energy Co., 5.850%, 06/01/2034	51,361	0.0
28,000	DTE Energy Co. C, 3.400%, 06/15/2029	26,226	0.0
47,000	DTE Energy Co. F, 1.050%, 06/01/2025	46,283	0.0
441,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	382,294	0.1
441,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	304,742	0.0
588,000	Duke Energy Corp., 2.450%, 06/01/2030	515,693	0.1
500,000	Duke Energy Corp., 3.750%, 09/01/2046	368,682	0.0
500,000	Duke Energy Corp., 4.800%, 12/15/2045	432,417	0.1
588,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	569,769	0.1
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	122,248	0.0
441,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	358,235	0.0
17,000	El Paso Electric Co., 5.000%, 12/01/2044	14,653	0.0
23,000	El Paso Electric Co., 6.000%, 05/15/2035	23,122	0.0
27,000	Emera US Finance L.P., 2.639%, 06/15/2031	22,888	0.0
44,000	Emera US Finance L.P., 3.550%, 06/15/2026	43,125	0.0
74,000	Emera US Finance L.P., 4.750%, 06/15/2046	61,392	0.0
117,000	Enel Americas SA, 4.000%, 10/25/2026	114,660	0.0
101,000	Enel Chile SA, 4.875%, 06/12/2028	99,769	0.0
277,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	185,851	0.0
500,000	Entergy Corp., 2.400%, 06/15/2031	422,259	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
475,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	$396,020	0.1
50,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	39,874	0.0
17,000	Entergy Mississippi LLC, 5.850%, 06/01/2054	17,186	0.0
20,000	Entergy Texas, Inc., 5.800%, 09/01/2053	20,064	0.0
314,000	Essential Utilities, Inc., 2.400%, 05/01/2031	267,297	0.0
20,000	Evergy Kansas Central, Inc., 2.550%, 07/01/2026	19,420	0.0
20,000	Evergy Kansas Central, Inc., 3.100%, 04/01/2027	19,356	0.0
20,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	13,350	0.0
30,000	Evergy Kansas Central, Inc., 3.450%, 04/15/2050	20,762	0.0
25,000	Evergy Kansas Central, Inc., 4.100%, 04/01/2043	20,283	0.0
33,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	27,078	0.0
20,000	Evergy Kansas Central, Inc., 4.250%, 12/01/2045	16,251	0.0
25,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	24,650	0.0
20,000	Evergy Metro, Inc., 3.650%, 08/15/2025	19,874	0.0
20,000	Evergy Metro, Inc., 4.200%, 06/15/2047	15,943	0.0
20,000	Evergy Metro, Inc., 4.200%, 03/15/2048	15,940	0.0
20,000	Evergy Metro, Inc., 4.950%, 04/15/2033	19,552	0.0
25,000	Evergy Metro, Inc., 5.300%, 10/01/2041	23,762	0.0
25,000	Evergy Metro, Inc. 2019, 4.125%, 04/01/2049	19,501	0.0
25,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	21,684	0.0
50,000	Evergy, Inc., 2.900%, 09/15/2029	45,528	0.0
21,000	Eversource Energy, 2.550%, 03/15/2031	18,009	0.0
38,000	Eversource Energy, 2.900%, 03/01/2027	36,483	0.0
38,000	Eversource Energy, 3.375%, 03/01/2032	33,278	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
38,000	Eversource Energy, 3.450%, 01/15/2050	$26,014	0.0
36,000	Eversource Energy, 4.600%, 07/01/2027	35,762	0.0
27,000	Eversource Energy, 4.750%, 05/15/2026	26,996	0.0
21,000	Eversource Energy, 5.000%, 01/01/2027	21,058	0.0
47,000	Eversource Energy, 5.125%, 05/15/2033	45,688	0.0
77,000	Eversource Energy, 5.450%, 03/01/2028	78,025	0.0
38,000	Eversource Energy, 5.500%, 01/01/2034	37,728	0.0
41,000	Eversource Energy, 5.850%, 04/15/2031	42,080	0.0
47,000	Eversource Energy, 5.950%, 02/01/2029	48,442	0.0
41,000	Eversource Energy, 5.950%, 07/15/2034	42,033	0.0
27,000	Eversource Energy M, 3.300%, 01/15/2028	25,677	0.0
30,000	Eversource Energy O, 4.250%, 04/01/2029	29,003	0.0
18,000	Eversource Energy Q, 0.800%, 08/15/2025	17,548	0.0
36,000	Eversource Energy R, 1.650%, 08/15/2030	29,975	0.0
18,000	Eversource Energy U, 1.400%, 08/15/2026	17,039	0.0
588,000	Exelon Corp., 4.950%, 06/15/2035	559,154	0.1
441,000	Exelon Corp., 5.100%, 06/15/2045	400,565	0.1
36,000	FirstEnergy Corp., 2.650%, 03/01/2030	31,935	0.0
27,000	FirstEnergy Corp. B, 2.250%, 09/01/2030	23,245	0.0
89,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	86,733	0.0
50,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	33,983	0.0
87,000	Florida Power & Light Co., 2.450%, 02/03/2032	73,444	0.0
70,000	Florida Power & Light Co., 2.875%, 12/04/2051	43,787	0.0
35,000	Florida Power & Light Co., 3.125%, 12/01/2025	34,566	0.0
47,000	Florida Power & Light Co., 3.150%, 10/01/2049	31,735	0.0
41,000	Florida Power & Light Co., 3.700%, 12/01/2047	30,908	0.0
23,000	Florida Power & Light Co., 3.800%, 12/15/2042	18,302	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
58,000	Florida Power & Light Co., 3.950%, 03/01/2048	$45,600	0.0
35,000	Florida Power & Light Co., 3.990%, 03/01/2049	27,401	0.0
35,000	Florida Power & Light Co., 4.050%, 06/01/2042	28,966	0.0
29,000	Florida Power & Light Co., 4.050%, 10/01/2044	23,656	0.0
35,000	Florida Power & Light Co., 4.125%, 02/01/2042	29,223	0.0
29,000	Florida Power & Light Co., 4.125%, 06/01/2048	23,267	0.0
44,000	Florida Power & Light Co., 4.400%, 05/15/2028	43,571	0.0
29,000	Florida Power & Light Co., 4.450%, 05/15/2026	29,018	0.0
29,000	Florida Power & Light Co., 4.625%, 05/15/2030	28,740	0.0
44,000	Florida Power & Light Co., 4.800%, 05/15/2033	42,826	0.0
17,000	Florida Power & Light Co., 4.950%, 06/01/2035	16,566	0.0
20,000	Florida Power & Light Co., 5.000%, 08/01/2034	19,880	0.0
58,000	Florida Power & Light Co., 5.050%, 04/01/2028	58,576	0.0
44,000	Florida Power & Light Co., 5.100%, 04/01/2033	43,737	0.0
44,000	Florida Power & Light Co., 5.150%, 06/15/2029	44,568	0.0
23,000	Florida Power & Light Co., 5.250%, 02/01/2041	22,379	0.0
44,000	Florida Power & Light Co., 5.300%, 06/15/2034	44,155	0.0
44,000	Florida Power & Light Co., 5.300%, 04/01/2053	41,960	0.0
49,000	Florida Power & Light Co., 5.600%, 06/15/2054	48,945	0.0
24,000	Florida Power & Light Co., 5.625%, 04/01/2034	24,769	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
23,000	Florida Power & Light Co., 5.650%, 02/01/2037	$23,547	0.0
29,000	Florida Power & Light Co., 5.690%, 03/01/2040	29,635	0.0
35,000	Florida Power & Light Co., 5.950%, 02/01/2038	36,772	0.0
29,000	Florida Power & Light Co., 5.960%, 04/01/2039	30,369	0.0
17,000	Florida Power & Light Co. A, 3.300%, 05/30/2027	16,465	0.0
65,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	63,001	0.0
500,000	Georgia Power Co. A, 3.250%, 03/15/2051	337,625	0.0
24,000	Idaho Power Co., MTN, 5.500%, 03/15/2053	23,088	0.0
21,000	Idaho Power Co., MTN, 5.800%, 04/01/2054	21,046	0.0
27,000	Idaho Power Co. K, 4.200%, 03/01/2048	21,552	0.0
500,000	Indiana Michigan Power Co. K, 4.550%, 03/15/2046	423,600	0.1
28,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	26,415	0.0
24,000	IPALCO Enterprises, Inc., 5.750%, 04/01/2034	24,106	0.0
95,000	ITC Holdings Corp., 3.350%, 11/15/2027	91,498	0.0
33,000	Kentucky Utilities Co., 3.300%, 06/01/2050	22,362	0.0
35,000	Kentucky Utilities Co., 4.375%, 10/01/2045	29,046	0.0
49,000	Kentucky Utilities Co., 5.125%, 11/01/2040	46,468	0.0
25,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	25,315	0.0
25,000	Louisville Gas and Electric Co., 4.250%, 04/01/2049	19,898	0.0
20,000	Louisville Gas and Electric Co. 25, 3.300%, 10/01/2025	19,807	0.0
25,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	25,313	0.0
30,000	MidAmerican Energy Co., 2.700%, 08/01/2052	18,223	0.0
22,000	MidAmerican Energy Co., 3.100%, 05/01/2027	21,291	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
36,000	MidAmerican Energy Co., 3.150%, 04/15/2050	$24,266	0.0
50,000	MidAmerican Energy Co., 3.650%, 04/15/2029	47,708	0.0
41,000	MidAmerican Energy Co., 3.650%, 08/01/2048	30,426	0.0
28,000	MidAmerican Energy Co., 3.950%, 08/01/2047	21,922	0.0
27,000	MidAmerican Energy Co., 4.250%, 05/01/2046	22,371	0.0
53,000	MidAmerican Energy Co., 4.250%, 07/15/2049	43,023	0.0
24,000	MidAmerican Energy Co., 4.400%, 10/15/2044	20,547	0.0
21,000	MidAmerican Energy Co., 4.800%, 09/15/2043	18,948	0.0
36,000	MidAmerican Energy Co., 5.300%, 02/01/2055	34,053	0.0
21,000	MidAmerican Energy Co., 5.350%, 01/15/2034	21,282	0.0
59,000	MidAmerican Energy Co., 5.850%, 09/15/2054	60,029	0.0
24,000	MidAmerican Energy Co., 6.750%, 12/30/2031	26,456	0.0
18,000	MidAmerican Energy Co., MTN, 5.750%, 11/01/2035	18,702	0.0
21,000	MidAmerican Energy Co., MTN, 5.800%, 10/15/2036	21,719	0.0
777,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	650,150	0.1
50,000	National Fuel Gas Co., 2.950%, 03/01/2031	43,148	0.0
27,000	National Fuel Gas Co., 5.200%, 07/15/2025	26,992	0.0
64,000	National Fuel Gas Co., 5.500%, 01/15/2026	64,285	0.0
133,000	National Grid PLC, 5.809%, 06/12/2033	135,738	0.0
33,000	National Rural Utilities Cooperative Finance Corp., 4.300%, 03/15/2049	26,794	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
588,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	$581,553	0.1
243,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	251,484	0.0
30,000	Nevada Power Co., 6.000%, 03/15/2054	30,671	0.0
30,000	Nevada Power Co. CC, 3.700%, 05/01/2029	28,653	0.0
25,000	Nevada Power Co. DD, 2.400%, 05/01/2030	21,999	0.0
18,000	Nevada Power Co. EE, 3.125%, 08/01/2050	11,553	0.0
24,000	Nevada Power Co. GG, 5.900%, 05/01/2053	24,114	0.0
21,000	Nevada Power Co. R, 6.750%, 07/01/2037	23,112	0.0
58,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	54,811	0.0
87,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	78,792	0.0
116,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/2030	100,354	0.0
58,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	48,388	0.0
58,000	NextEra Energy Capital Holdings, Inc., 2.750%, 11/01/2029	52,640	0.0
29,000	NextEra Energy Capital Holdings, Inc., 3.000%, 01/15/2052	18,236	0.0
29,000	NextEra Energy Capital Holdings, Inc., 3.500%, 04/01/2029	27,403	0.0
86,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	83,833	0.0
35,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	33,472	0.0
73,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	72,920	0.0
32,000 (3)	NextEra Energy Capital Holdings, Inc., 4.800%, 12/01/2077	30,832	0.0
73,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	73,121	0.0
52,000	NextEra Energy Capital Holdings, Inc., 4.900%, 03/15/2029	51,857	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
58,000	NextEra Energy Capital Holdings, Inc., 4.950%, 01/29/2026	$58,138	0.0
35,000	NextEra Energy Capital Holdings, Inc., 5.000%, 02/28/2030	35,078	0.0
58,000	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	57,151	0.0
58,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	56,890	0.0
64,000	NextEra Energy Capital Holdings, Inc., 5.250%, 03/15/2034	63,341	0.0
67,000	NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	61,568	0.0
47,000	NextEra Energy Capital Holdings, Inc., 5.550%, 03/15/2054	45,077	0.0
29,000 (3)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	28,412	0.0
116,000	NextEra Energy Capital Holdings, Inc., 5.749%, 09/01/2025	116,748	0.0
58,000 (3)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	59,177	0.0
70,000 (3)	NextEra Energy Capital Holdings, Inc., 6.750%, 06/15/2054	71,889	0.0
74,000	NiSource, Inc., 0.950%, 08/15/2025	72,199	0.0
44,000	NiSource, Inc., 1.700%, 02/15/2031	36,005	0.0
44,000	NiSource, Inc., 2.950%, 09/01/2029	40,302	0.0
59,000	NiSource, Inc., 3.490%, 05/15/2027	57,447	0.0
59,000	NiSource, Inc., 3.600%, 05/01/2030	55,066	0.0
44,000	NiSource, Inc., 3.950%, 03/30/2048	33,548	0.0
59,000	NiSource, Inc., 4.375%, 05/15/2047	48,527	0.0
44,000	NiSource, Inc., 4.800%, 02/15/2044	38,936	0.0
21,000	NiSource, Inc., 5.000%, 06/15/2052	18,605	0.0
62,000	NiSource, Inc., 5.250%, 03/30/2028	62,555	0.0
30,000	NiSource, Inc., 5.250%, 02/15/2043	28,014	0.0
38,000	NiSource, Inc., 5.350%, 04/01/2034	37,712	0.0
27,000	NiSource, Inc., 5.400%, 06/30/2033	27,046	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	NiSource, Inc., 5.650%, 02/01/2045	$29,418	0.0
21,000	NiSource, Inc., 5.950%, 06/15/2041	21,339	0.0
36,000	Northern States Power Co., 2.600%, 06/01/2051	21,530	0.0
500,000	Northern States Power Co., 4.125%, 05/15/2044	410,724	0.1
18,000	NSTAR Electric Co., 1.950%, 08/15/2031	14,975	0.0
18,000	NSTAR Electric Co., 3.100%, 06/01/2051	11,828	0.0
41,000	NSTAR Electric Co., 3.200%, 05/15/2027	39,667	0.0
24,000	NSTAR Electric Co., 3.250%, 05/15/2029	22,459	0.0
24,000	NSTAR Electric Co., 3.950%, 04/01/2030	22,983	0.0
18,000	NSTAR Electric Co., 4.400%, 03/01/2044	15,275	0.0
27,000	NSTAR Electric Co., 4.550%, 06/01/2052	22,635	0.0
24,000	NSTAR Electric Co., 4.950%, 09/15/2052	21,519	0.0
18,000	NSTAR Electric Co., 5.500%, 03/15/2040	17,704	0.0
26,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	18,584	0.0
30,000	Oglethorpe Power Corp., 4.500%, 04/01/2047	24,607	0.0
30,000	Oglethorpe Power Corp., 5.050%, 10/01/2048	26,472	0.0
18,000	Oglethorpe Power Corp., 5.250%, 09/01/2050	16,260	0.0
27,000	Oglethorpe Power Corp., 5.375%, 11/01/2040	25,579	0.0
24,000	Oglethorpe Power Corp., 5.950%, 11/01/2039	24,268	0.0
24,000	Oglethorpe Power Corp., 6.200%, 12/01/2053	24,802	0.0
20,000	Ohio Edison Co., 6.875%, 07/15/2036	22,113	0.0
110,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	86,471	0.0
27,000	Oncor Electric Delivery Co. LLC, 0.550%, 10/01/2025	26,214	0.0
29,000	Oncor Electric Delivery Co. LLC, 2.700%, 11/15/2051	17,112	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
41,000	Oncor Electric Delivery Co. LLC, 2.750%, 05/15/2030	$36,878	0.0
41,000	Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	26,884	0.0
38,000	Oncor Electric Delivery Co. LLC, 3.700%, 11/15/2028	36,564	0.0
24,000	Oncor Electric Delivery Co. LLC, 3.700%, 05/15/2050	17,553	0.0
33,000	Oncor Electric Delivery Co. LLC, 3.750%, 04/01/2045	25,389	0.0
19,000	Oncor Electric Delivery Co. LLC, 3.800%, 09/30/2047	14,499	0.0
30,000	Oncor Electric Delivery Co. LLC, 3.800%, 06/01/2049	22,662	0.0
27,000	Oncor Electric Delivery Co. LLC, 4.100%, 11/15/2048	21,453	0.0
24,000	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	22,490	0.0
36,000	Oncor Electric Delivery Co. LLC, 4.300%, 05/15/2028	35,565	0.0
41,000	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	39,500	0.0
24,000	Oncor Electric Delivery Co. LLC, 4.550%, 12/01/2041	21,127	0.0
23,000	Oncor Electric Delivery Co. LLC, 4.600%, 06/01/2052	19,288	0.0
53,000	Oncor Electric Delivery Co. LLC, 4.950%, 09/15/2052	47,386	0.0
28,000	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/2040	27,237	0.0
21,000	Oncor Electric Delivery Co. LLC, 5.300%, 06/01/2042	20,204	0.0
18,000	Oncor Electric Delivery Co. LLC, 5.350%, 10/01/2052	17,109	0.0
35,000 (4)	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	34,139	0.0
47,000	Oncor Electric Delivery Co. LLC, 5.650%, 11/15/2033	48,218	0.0
19,000	Oncor Electric Delivery Co. LLC, 5.750%, 03/15/2029	19,700	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
29,000	Oncor Electric Delivery Co. LLC, 7.000%, 05/01/2032	$32,174	0.0
19,000	Oncor Electric Delivery Co. LLC, 7.250%, 01/15/2033	21,536	0.0
18,000	Oncor Electric Delivery Co. LLC, 7.500%, 09/01/2038	21,184	0.0
18,000	ONE Gas, Inc., 2.000%, 05/15/2030	15,568	0.0
18,000	ONE Gas, Inc., 4.250%, 09/01/2032	17,036	0.0
24,000	ONE Gas, Inc., 4.500%, 11/01/2048	20,038	0.0
36,000	ONE Gas, Inc., 4.658%, 02/01/2044	31,533	0.0
18,000	ONE Gas, Inc., 5.100%, 04/01/2029	18,133	0.0
500,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	466,595	0.1
881,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	753,847	0.1
103,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	91,469	0.0
881,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	659,887	0.1
175,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	142,878	0.0
24,000	PacifiCorp, 2.700%, 09/15/2030	21,217	0.0
59,000	PacifiCorp, 2.900%, 06/15/2052	35,151	0.0
36,000	PacifiCorp, 3.300%, 03/15/2051	23,407	0.0
24,000	PacifiCorp, 3.500%, 06/15/2029	22,609	0.0
18,000	PacifiCorp, 4.100%, 02/01/2042	14,550	0.0
36,000	PacifiCorp, 4.125%, 01/15/2049	27,981	0.0
36,000	PacifiCorp, 4.150%, 02/15/2050	27,823	0.0
30,000	PacifiCorp, 5.100%, 02/15/2029	30,227	0.0
18,000	PacifiCorp, 5.250%, 06/15/2035	17,834	0.0
41,000	PacifiCorp, 5.300%, 02/15/2031	41,383	0.0
65,000	PacifiCorp, 5.350%, 12/01/2053	59,824	0.0
65,000	PacifiCorp, 5.450%, 02/15/2034	64,622	0.0
71,000	PacifiCorp, 5.500%, 05/15/2054	66,432	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
36,000	PacifiCorp, 5.750%, 04/01/2037	$36,277	0.0
89,000 (1)	PacifiCorp, 5.800%, 01/15/2055	86,585	0.0
38,000	PacifiCorp, 6.000%, 01/15/2039	38,818	0.0
20,000	PacifiCorp, 6.100%, 08/01/2036	20,810	0.0
36,000	PacifiCorp, 6.250%, 10/15/2037	37,879	0.0
18,000	PacifiCorp, 6.350%, 07/15/2038	18,875	0.0
18,000	PacifiCorp, 7.700%, 11/15/2031	20,556	0.0
441,000	PECO Energy Co., 4.150%, 10/01/2044	364,649	0.0
250,000	Piedmont Natural Gas Co., Inc., 4.100%, 09/18/2034	223,431	0.0
40,000	PPL Capital Funding, Inc., 3.100%, 05/15/2026	39,099	0.0
25,000	PPL Capital Funding, Inc., 4.125%, 04/15/2030	23,848	0.0
25,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	16,512	0.0
30,000	PPL Electric Utilities Corp., 3.950%, 06/01/2047	23,696	0.0
20,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	16,655	0.0
20,000	PPL Electric Utilities Corp., 4.150%, 10/01/2045	16,535	0.0
25,000	PPL Electric Utilities Corp., 4.150%, 06/15/2048	20,303	0.0
20,000	PPL Electric Utilities Corp., 4.750%, 07/15/2043	18,070	0.0
40,000	PPL Electric Utilities Corp., 5.000%, 05/15/2033	39,601	0.0
45,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	42,973	0.0
20,000	PPL Electric Utilities Corp., 6.250%, 05/15/2039	21,625	0.0
235,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	227,051	0.0
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	392,380	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
234,000	Public Service Co. of Colorado 35, 1.900%, 01/15/2031	$195,560	0.0
18,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	13,106	0.0
18,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	16,749	0.0
36,000	Public Service Co. of New Hampshire, 5.350%, 10/01/2033	36,414	0.0
21,000	Public Service Co. of New Hampshire V, 2.200%, 06/15/2031	17,714	0.0
441,000	Public Service Electric and Gas Co., MTN, 3.800%, 01/01/2043	349,220	0.0
250,000	Public Service Electric and Gas Co. I, 4.000%, 06/01/2044	198,060	0.0
88,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	90,548	0.0
30,000	Puget Energy, Inc., 2.379%, 06/15/2028	27,413	0.0
24,000	Puget Energy, Inc., 3.650%, 05/15/2025	23,858	0.0
33,000	Puget Energy, Inc., 4.100%, 06/15/2030	31,152	0.0
27,000	Puget Energy, Inc., 4.224%, 03/15/2032	24,711	0.0
69,000	Puget Sound Energy, Inc., 2.893%, 09/15/2051	42,418	0.0
27,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	18,131	0.0
36,000	Puget Sound Energy, Inc., 4.223%, 06/15/2048	28,963	0.0
25,000	Puget Sound Energy, Inc., 4.300%, 05/20/2045	20,528	0.0
24,000	Puget Sound Energy, Inc., 5.448%, 06/01/2053	22,936	0.0
18,000	Puget Sound Energy, Inc., 5.638%, 04/15/2041	17,753	0.0
21,000	Puget Sound Energy, Inc., 5.757%, 10/01/2039	21,277	0.0
19,000	Puget Sound Energy, Inc., 5.795%, 03/15/2040	19,111	0.0
18,000	Puget Sound Energy, Inc., 6.274%, 03/15/2037	19,021	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	San Diego Gas & Electric Co., 2.500%, 05/15/2026	$29,198	0.0
30,000	San Diego Gas & Electric Co., 3.700%, 03/15/2052	21,789	0.0
24,000	San Diego Gas & Electric Co., 4.150%, 05/15/2048	19,150	0.0
30,000	San Diego Gas & Electric Co., 4.500%, 08/15/2040	26,928	0.0
36,000	San Diego Gas & Electric Co., 4.950%, 08/15/2028	36,171	0.0
47,000	San Diego Gas & Electric Co., 5.350%, 04/01/2053	44,280	0.0
36,000	San Diego Gas & Electric Co., 5.550%, 04/15/2054	34,939	0.0
18,000	San Diego Gas & Electric Co., 6.000%, 06/01/2039	18,750	0.0
24,000	San Diego Gas & Electric Co. RRR, 3.750%, 06/01/2047	18,015	0.0
24,000	San Diego Gas & Electric Co. TTT, 4.100%, 06/15/2049	18,899	0.0
24,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	16,300	0.0
47,000	San Diego Gas & Electric Co. VVV, 1.700%, 10/01/2030	39,429	0.0
44,000	San Diego Gas & Electric Co. WWW, 2.950%, 08/15/2051	28,483	0.0
30,000	San Diego Gas & Electric Co. XXX, 3.000%, 03/15/2032	26,142	0.0
44,000	Sempra, 3.250%, 06/15/2027	42,379	0.0
59,000	Sempra, 3.400%, 02/01/2028	56,420	0.0
30,000	Sempra, 3.700%, 04/01/2029	28,506	0.0
59,000	Sempra, 3.800%, 02/01/2038	48,818	0.0
47,000	Sempra, 4.000%, 02/01/2048	35,592	0.0
44,000	Sempra, 6.000%, 10/15/2039	44,929	0.0
36,000 (3)	Sempra, 6.875%, 10/01/2054	36,492	0.0
59,000 (3)	Sempra Energy, 4.125%, 04/01/2052	56,598	0.0
33,000	Sempra Energy, 5.400%, 08/01/2026	33,312	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
41,000	Sempra Energy, 5.500%, 08/01/2033	$41,116	0.0
24,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	23,370	0.0
24,000	Sierra Pacific Power Co., 5.900%, 03/15/2054	24,027	0.0
220,000	Southern California Edison Co., 4.000%, 04/01/2047	169,604	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	435,234	0.1
500,000	Southern California Edison Co. 13-A, 3.900%, 03/15/2043	394,789	0.1
41,000	Southern California Gas Co., 2.950%, 04/15/2027	39,454	0.0
21,000	Southern California Gas Co., 3.200%, 06/15/2025	20,841	0.0
21,000	Southern California Gas Co., 3.750%, 09/15/2042	16,470	0.0
18,000	Southern California Gas Co., 5.125%, 11/15/2040	17,154	0.0
30,000	Southern California Gas Co., 5.200%, 06/01/2033	29,864	0.0
30,000	Southern California Gas Co., 5.600%, 04/01/2054	29,357	0.0
30,000	Southern California Gas Co., 5.750%, 06/01/2053	29,836	0.0
36,000	Southern California Gas Co., 6.350%, 11/15/2052	38,795	0.0
30,000	Southern California Gas Co. TT, 2.600%, 06/15/2026	29,197	0.0
24,000	Southern California Gas Co. UU, 4.125%, 06/01/2048	18,974	0.0
33,000	Southern California Gas Co. VV, 4.300%, 01/15/2049	26,853	0.0
38,000	Southern California Gas Co. XX, 2.550%, 02/01/2030	34,081	0.0
500,000	Southern Co. 21-B, 1.750%, 03/15/2028	453,783	0.1
200,000	Southern Co. Gas Capital Corp. 20-A, 1.750%, 01/15/2031	164,806	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	497,825	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
27,000	Southwest Gas Corp., 2.200%, 06/15/2030	$23,296	0.0
18,000	Southwest Gas Corp., 3.180%, 08/15/2051	11,387	0.0
18,000	Southwest Gas Corp., 3.700%, 04/01/2028	17,326	0.0
18,000	Southwest Gas Corp., 3.800%, 09/29/2046	13,351	0.0
36,000	Southwest Gas Corp., 4.050%, 03/15/2032	33,455	0.0
18,000	Southwest Gas Corp., 4.150%, 06/01/2049	13,820	0.0
18,000	Southwest Gas Corp., 5.450%, 03/23/2028	18,236	0.0
18,000	Southwest Gas Corp., 5.800%, 12/01/2027	18,437	0.0
18,000	Spire Missouri, Inc., 3.300%, 06/01/2051	12,111	0.0
23,000	Spire Missouri, Inc., 4.800%, 02/15/2033	22,548	0.0
20,000	Spire, Inc., 5.300%, 03/01/2026	20,106	0.0
89,000	Tampa Electric Co., 2.400%, 03/15/2031	76,257	0.0
126,000	Tampa Electric Co., 3.450%, 03/15/2051	86,204	0.0
67,000	Toledo Edison Co., 6.150%, 05/15/2037	70,831	0.0
18,000	Tucson Electric Power Co., 1.500%, 08/01/2030	14,899	0.0
19,000	Tucson Electric Power Co., 3.250%, 05/15/2032	16,712	0.0
19,000	Tucson Electric Power Co., 3.250%, 05/01/2051	12,494	0.0
21,000	Tucson Electric Power Co., 4.000%, 06/15/2050	15,931	0.0
18,000	Tucson Electric Power Co., 4.850%, 12/01/2048	15,733	0.0
22,000	Tucson Electric Power Co., 5.500%, 04/15/2053	21,003	0.0
31,000	Union Electric Co., 2.150%, 03/15/2032	25,437	0.0
33,000	Union Electric Co., 2.625%, 03/15/2051	19,601	0.0
24,000	Union Electric Co., 2.950%, 06/15/2027	23,083	0.0
28,000	Union Electric Co., 2.950%, 03/15/2030	25,523	0.0
20,000	Union Electric Co., 3.250%, 10/01/2049	13,803	0.0
27,000	Union Electric Co., 3.500%, 03/15/2029	25,679	0.0
24,000	Union Electric Co., 3.650%, 04/15/2045	18,246	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
29,000	Union Electric Co., 3.900%, 09/15/2042	$23,270	0.0
31,000	Union Electric Co., 3.900%, 04/01/2052	23,768	0.0
25,000	Union Electric Co., 4.000%, 04/01/2048	19,525	0.0
30,000	Union Electric Co., 5.200%, 04/01/2034	29,849	0.0
21,000	Union Electric Co., 5.250%, 01/15/2054	19,591	0.0
18,000	Union Electric Co., 5.300%, 08/01/2037	17,909	0.0
30,000	Union Electric Co., 5.450%, 03/15/2053	28,792	0.0
21,000	Union Electric Co., 8.450%, 03/15/2039	26,688	0.0
30,000	Virginia Electric and Power Co., 2.300%, 11/15/2031	25,101	0.0
40,000	Virginia Electric and Power Co., 2.400%, 03/30/2032	33,412	0.0
55,000	Virginia Electric and Power Co., 2.450%, 12/15/2050	30,996	0.0
55,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	34,272	0.0
35,000	Virginia Electric and Power Co., 3.300%, 12/01/2049	23,731	0.0
30,000	Virginia Electric and Power Co., 4.000%, 01/15/2043	23,962	0.0
40,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	34,002	0.0
40,000	Virginia Electric and Power Co., 4.600%, 12/01/2048	33,806	0.0
45,000	Virginia Electric and Power Co., 5.000%, 04/01/2033	44,065	0.0
25,000	Virginia Electric and Power Co., 5.300%, 08/15/2033	24,913	0.0
45,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	42,966	0.0
40,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	39,496	0.0
30,000	Virginia Electric and Power Co., 6.350%, 11/30/2037	32,021	0.0
45,000	Virginia Electric and Power Co., 8.875%, 11/15/2038	58,465	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	Virginia Electric and Power Co. A, 2.875%, 07/15/2029	$27,659	0.0
45,000	Virginia Electric and Power Co. A, 3.150%, 01/15/2026	44,350	0.0
45,000	Virginia Electric and Power Co. A, 3.500%, 03/15/2027	43,869	0.0
45,000	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	43,641	0.0
36,000	Virginia Electric and Power Co. A, 6.000%, 05/15/2037	37,421	0.0
25,000	Virginia Electric and Power Co. B, 2.950%, 11/15/2026	24,279	0.0
40,000	Virginia Electric and Power Co. B, 3.750%, 05/15/2027	39,181	0.0
35,000	Virginia Electric and Power Co. B, 3.800%, 09/15/2047	26,274	0.0
20,000	Virginia Electric and Power Co. B, 4.200%, 05/15/2045	16,212	0.0
35,000	Virginia Electric and Power Co. B, 6.000%, 01/15/2036	36,355	0.0
30,000	Virginia Electric and Power Co. C, 4.000%, 11/15/2046	23,333	0.0
40,000	Virginia Electric and Power Co. C, 4.625%, 05/15/2052	33,709	0.0
35,000	Virginia Electric and Power Co. D, 4.650%, 08/15/2043	30,751	0.0
23,000	Washington Gas Light Co., MTN, 3.650%, 09/15/2049	16,530	0.0
26,000	Washington Gas Light Co. K, 3.796%, 09/15/2046	19,727	0.0
136,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	136,131	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	203,599	0.0
229,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	180,919	0.0
		34,341,880	2.2
	Total Corporate Bonds/Notes (Cost $419,943,793)	396,158,190	25.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 2.2%
59,000	Asian Development Bank, 3.125%, 04/27/2032	$53,666	0.0
44,000	Asian Development Bank, 5.820%, 06/16/2028	45,829	0.0
18,000	Asian Development Bank, 6.220%, 08/15/2027	18,649	0.0
24,000	Asian Development Bank, 6.375%, 10/01/2028	25,397	0.0
266,000	Asian Development Bank, GMTN, 0.500%, 02/04/2026	255,075	0.0
59,000	Asian Development Bank, GMTN, 0.750%, 10/08/2030	47,912	0.0
296,000	Asian Development Bank, GMTN, 1.000%, 04/14/2026	283,726	0.0
89,000	Asian Development Bank, GMTN, 1.250%, 06/09/2028	80,233	0.0
207,000	Asian Development Bank, GMTN, 1.500%, 01/20/2027	195,541	0.0
118,000	Asian Development Bank, GMTN, 1.500%, 03/04/2031	98,777	0.0
36,000 (1)	Asian Development Bank, GMTN, 1.750%, 08/14/2026	34,574	0.0
118,000	Asian Development Bank, GMTN, 1.750%, 09/19/2029	104,601	0.0
89,000	Asian Development Bank, GMTN, 1.875%, 03/15/2029	80,282	0.0
118,000	Asian Development Bank, GMTN, 1.875%, 01/24/2030	104,308	0.0
59,000	Asian Development Bank, GMTN, 2.000%, 04/24/2026	57,250	0.0
300,000	Asian Development Bank, GMTN, 2.125%, 03/19/2025	298,572	0.0
30,000	Asian Development Bank, GMTN, 2.375%, 08/10/2027	28,558	0.0
95,000	Asian Development Bank, GMTN, 2.500%, 11/02/2027	90,353	0.0
77,000	Asian Development Bank, GMTN, 2.625%, 01/12/2027	74,424	0.0
104,000	Asian Development Bank, GMTN, 2.750%, 01/19/2028	99,274	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
266,000	Asian Development Bank, GMTN, 3.125%, 08/20/2027	$257,760	0.0
44,000	Asian Development Bank, GMTN, 3.125%, 09/26/2028	42,178	0.0
207,000	Asian Development Bank, GMTN, 3.750%, 04/25/2028	203,067	0.0
74,000	Asian Development Bank, GMTN, 3.875%, 09/28/2032	70,519	0.0
118,000	Asian Development Bank, GMTN, 3.875%, 06/14/2033	111,762	0.0
118,000	Asian Development Bank, GMTN, 4.000%, 01/12/2033	113,072	0.0
178,000 (1)	Asian Development Bank, GMTN, 4.125%, 01/12/2027	177,476	0.0
118,000	Asian Development Bank, GMTN, 4.125%, 01/12/2034	113,266	0.0
207,000 (1)	Asian Development Bank, GMTN, 4.375%, 03/06/2029	206,452	0.0
237,000 (1)	Asian Development Bank, GMTN, 4.500%, 08/25/2028	238,243	0.0
30,000	Asian Development Bank, GMTN, 4.875%, 09/26/2028	30,100	0.0
20,000	Asian Development Bank, GMTN, 4.950%, 04/12/2029	20,076	0.0
842,000	Chile Government International Bond, 3.100%, 05/07/2041	607,027	0.1
656,932	Chile Government International Bond, 4.950%, 01/05/2036	624,910	0.1
237,000	European Investment Bank, 0.375%, 12/15/2025	228,148	0.0
296,000	European Investment Bank, 0.375%, 03/26/2026	282,068	0.0
441,000 (1)	European Investment Bank, 0.625%, 07/25/2025	431,962	0.1
59,000	European Investment Bank, 0.625%, 10/21/2027	53,307	0.0
178,000	European Investment Bank, 0.750%, 10/26/2026	167,095	0.0
89,000	European Investment Bank, 0.750%, 09/23/2030	72,490	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
59,000	European Investment Bank, 0.875%, 05/17/2030	$49,037	0.0
237,000	European Investment Bank, 1.250%, 02/14/2031	195,838	0.0
59,000	European Investment Bank, 1.625%, 10/09/2029	51,985	0.0
89,000	European Investment Bank, 1.625%, 05/13/2031	74,738	0.0
178,000 (1)	European Investment Bank, 1.750%, 03/15/2029	159,833	0.0
89,000	European Investment Bank, 2.125%, 04/13/2026	86,579	0.0
89,000	European Investment Bank, 2.375%, 05/24/2027	84,978	0.0
178,000	European Investment Bank, 2.750%, 08/15/2025	176,160	0.0
237,000	European Investment Bank, 3.250%, 11/15/2027	230,031	0.0
237,000	European Investment Bank, 3.625%, 07/15/2030	227,313	0.0
296,000	European Investment Bank, 3.750%, 02/14/2033	278,791	0.0
296,000	European Investment Bank, 3.875%, 03/15/2028	291,612	0.0
296,000	European Investment Bank, 4.000%, 02/15/2029	291,153	0.0
237,000	European Investment Bank, 4.125%, 02/13/2034	227,474	0.0
237,000	European Investment Bank, 4.375%, 03/19/2027	237,224	0.0
237,000	European Investment Bank, 4.500%, 10/16/2028	238,002	0.0
296,000	European Investment Bank, 4.750%, 06/15/2029	299,936	0.0
59,000	European Investment Bank, 4.875%, 02/15/2036	59,509	0.0
296,000	European Investment Bank, GMTN, 1.375%, 03/15/2027	277,823	0.0
500,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	489,135	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
315,000	Export-Import Bank of Korea, 4.500%, 01/11/2029	$311,237	0.0
201,000	Export-Import Bank of Korea, 5.125%, 01/11/2033	201,220	0.0
98,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	108,413	0.0
588,000	Indonesia Government International Bond, 1.850%, 03/12/2031	482,895	0.1
588,000	Indonesia Government International Bond, 4.350%, 01/11/2048	496,125	0.1
588,000	Indonesia Government International Bond, 4.850%, 01/11/2033	568,890	0.1
1,410,000	Inter-American Development Bank, 0.625%, 07/15/2025	1,382,296	0.1
588,000 (1)	Inter-American Development Bank, 3.200%, 08/07/2042	461,889	0.1
520,000	Israel Government International Bond 10Y, 4.500%, 01/17/2033	479,375	0.1
564,000	Israel Government International Bond 30Y, 3.875%, 07/03/2050	401,674	0.0
200,000	Japan Bank for International Cooperation, 1.250%, 01/21/2031	163,980	0.0
236,000	Japan Bank for International Cooperation, 1.875%, 04/15/2031	199,636	0.0
200,000	Japan Bank for International Cooperation, 2.125%, 02/16/2029	181,350	0.0
200,000	Japan Bank for International Cooperation, 2.875%, 06/01/2027	192,480	0.0
200,000 (1)	Japan Bank for International Cooperation, 3.250%, 07/20/2028	191,784	0.0
200,000	Japan Bank for International Cooperation, 4.250%, 01/26/2026	199,374	0.0
200,000	Japan Bank for International Cooperation, 4.250%, 04/27/2026	199,257	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Japan Bank for International Cooperation, 4.375%, 10/05/2027	$199,448	0.0
200,000	Japan Bank for International Cooperation DTC, 2.250%, 11/04/2026	192,256	0.0
200,000 (1)	Korea International Bond, 4.125%, 06/10/2044	173,714	0.0
881,000	Mexico Government International Bond, 2.659%, 05/24/2031	716,253	0.1
1,521,000	Mexico Government International Bond, 6.000%, 05/07/2036	1,434,968	0.1
1,466,000	Mexico Government International Bond, MTN, 4.750%, 03/08/2044	1,120,116	0.1
588,000	Panama Government International Bond, 3.870%, 07/23/2060	308,697	0.0
1,183,000	Panama Government International Bond, 6.400%, 02/14/2035	1,076,903	0.1
1,161,000	Peruvian Government International Bond, 6.550%, 03/14/2037	1,220,501	0.1
2,350,000	Philippine Government International Bond, 6.375%, 01/15/2032	2,504,219	0.2
1,763,000	Province of British Columbia Canada, 2.250%, 06/02/2026	1,710,885	0.1
1,763,000	Province of Ontario Canada, 1.050%, 04/14/2026	1,689,324	0.1
1,763,000	Province of Ontario Canada, 1.125%, 10/07/2030	1,450,776	0.1
192,000	Province of Quebec Canada, 0.600%, 07/23/2025	187,977	0.0
89,000	Province of Quebec Canada, 1.350%, 05/28/2030	75,054	0.0
59,000	Province of Quebec Canada, 1.900%, 04/21/2031	49,876	0.0
118,000	Province of Quebec Canada, 2.500%, 04/20/2026	115,130	0.0
74,000	Province of Quebec Canada, 2.750%, 04/12/2027	71,342	0.0
207,000	Province of Quebec Canada, 3.625%, 04/13/2028	201,425	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
222,000	Province of Quebec Canada, 4.500%, 04/03/2029	$221,235	0.0
89,000	Province of Quebec Canada, 4.500%, 09/08/2033	86,601	0.0
89,000	Province of Quebec Canada PD, 7.500%, 09/15/2029	99,849	0.0
1,410,000	Republic of Italy Government International Bond 5Y, 1.250%, 02/17/2026	1,356,018	0.1
104,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	102,399	0.0
89,000	Republic of Poland Government International Bond, 4.625%, 03/18/2029	88,247	0.0
148,000	Republic of Poland Government International Bond, 4.875%, 10/04/2033	142,215	0.0
178,000	Republic of Poland Government International Bond, 5.125%, 09/18/2034	171,882	0.0
89,000	Republic of Poland Government International Bond, 5.500%, 11/16/2027	91,104	0.0
148,000	Republic of Poland Government International Bond, 5.500%, 04/04/2053	137,155	0.0
207,000	Republic of Poland Government International Bond, 5.500%, 03/18/2054	190,946	0.0
89,000	Republic of Poland Government International Bond, 5.750%, 11/16/2032	90,758	0.0
325,000 (1)	State of Israel 10Y, 2.500%, 01/15/2030	283,867	0.0
622,000	Uruguay Government International Bond, 5.100%, 06/18/2050	573,212	0.1
	Total Sovereign Bonds (Cost $36,553,705)	34,511,357	2.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.7%
470,039 (3)	BANK 2022-BNK39 A4, 2.928%, 02/15/2055	405,939	0.0
1,468,871	Bank of America Merrill Lynch Commercial Mortgage Trust 2017- BNK3 AS, 3.748%, 02/15/2050	1,418,314	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,350,194	Benchmark Mortgage Trust 2018-B3 A5, 4.025%, 04/10/2051	$2,260,554	0.1
648,066	Benchmark Mortgage Trust 2019-B10 A4, 3.717%, 03/15/2062	613,448	0.0
881,323	Benchmark Mortgage Trust 2021-B28 A5, 2.224%, 08/15/2054	732,857	0.1
501,000	COMM Mortgage Trust 2016-COR1 AM, 3.494%, 10/10/2049	477,741	0.0
1,000,000 (3)	CSAIL Commercial Mortgage Trust 2016-C7 B, 4.322%, 11/15/2049	943,808	0.1
325,817 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K047 A2, 3.329%, 05/25/2025	323,846	0.0
285,000	Freddie Mac Multifamily Structured Pass Through Certificates K053 A2, 2.995%, 12/25/2025	281,177	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K060 A2, 3.300%, 10/25/2026	733,348	0.1
500,000	Freddie Mac Multifamily Structured Pass Through Certificates K062 A2, 3.413%, 12/25/2026	489,476	0.0
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K063 A2, 3.430%, 01/25/2027	733,949	0.1
757,000	Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	730,146	0.1
315,000	Freddie Mac Multifamily Structured Pass Through Certificates K100 A2, 2.673%, 09/25/2029	287,847	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K102 A2, 2.537%, 10/25/2029	680,469	0.0
225,000	Freddie Mac Multifamily Structured Pass Through Certificates K133 A2, 2.096%, 09/25/2031	189,861	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
250,000	Freddie Mac Multifamily Structured Pass Through Certificates K146 A2, 2.920%, 06/25/2032	$219,828	0.0
120,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K148 A2, 3.500%, 07/25/2032	109,619	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K149 A2, 3.530%, 08/25/2032	685,555	0.0
200,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-150 A2, 3.710%, 09/25/2032	184,823	0.0
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-151 A2, 3.800%, 10/25/2032	697,106	0.0
600,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-153 A2, 3.820%, 12/25/2032	557,605	0.0
225,000	Freddie Mac Multifamily Structured Pass Through Certificates K-155 A2, 4.250%, 04/25/2033	214,978	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K-161 A2, 4.900%, 10/25/2033	747,744	0.1
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K-162 A2, 5.150%, 12/25/2033	760,792	0.1
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K507 A2, 4.800%, 09/25/2028	751,921	0.1
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K508 A2, 4.740%, 08/25/2028	750,240	0.1
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K509 A2, 4.850%, 09/25/2028	753,395	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
300,000	Freddie Mac Multifamily Structured Pass Through Certificates K511 A2, 4.860%, 10/25/2028	$301,159	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K740 A2, 1.470%, 09/25/2027	690,876	0.0
1,705,440	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	1,671,997	0.1
1,028,210	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	892,337	0.1
890,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 A5, 3.635%, 10/15/2048	879,959	0.1
625,000	Morgan Stanley Capital I Trust 2016-BNK2 AS, 3.282%, 11/15/2049	561,987	0.0
588,000 (3)(4)	MSCG Trust 2015- ALDR A2, 3.462%, 06/07/2035	567,591	0.0
587,549 (3)	UBS Commercial Mortgage Trust 2018- C9 A4, 4.117%, 03/15/2051	565,928	0.0
905,935	Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	897,901	0.1
529,000	Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	448,146	0.0
1,100,000 (3)	WFRBS Commercial Mortgage Trust 2014- C21 B, 4.213%, 08/15/2047	1,052,586	0.1
	Total Commercial Mortgage-Backed Securities (Cost $27,350,913)	26,266,853	1.7
ASSET-BACKED SECURITIES: 0.8%
	Automobile Asset-Backed Securities: 0.5%
1,000,000	Ally Auto Receivables Trust 2024-1 A4, 4.940%, 10/15/2029	1,005,424	0.1
450,000	AmeriCredit Automobile Receivables Trust 2022-2 C, 5.320%, 04/18/2028	453,864	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,000,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	$1,002,331	0.1
40,571	GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	40,403	0.0
750,000	GM Financial Consumer Automobile Receivables Trust 2024-2 A3, 5.100%, 03/16/2029	757,825	0.1
65,751	Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	65,333	0.0
177,467	Nissan Auto Receivables Owner Trust 2022-A A3, 1.860%, 08/17/2026	175,798	0.0
1,110,000	Nissan Auto Receivables Owner Trust 2022-A A4, 2.070%, 12/17/2029	1,080,867	0.1
441,000	Nissan Auto Receivables Owner Trust 2022-B A4, 4.450%, 11/15/2029	440,351	0.0
600,000	Santander Drive Auto Receivables Trust 2024-2 A3, 5.630%, 11/15/2028	605,863	0.0
630,000	Toyota Auto Receivables Owner Trust 2022-C A4, 3.770%, 02/15/2028	622,724	0.0
500,000	Toyota Auto Receivables Owner Trust 2022-D A4, 5.430%, 04/17/2028	507,124	0.0
1,000,000	Volkswagen Auto Lease Trust 2024-A A4, 5.200%, 12/20/2028	1,010,077	0.1
24,696	World Omni Auto Receivables Trust 2021-D A3, 0.810%, 10/15/2026	24,510	0.0
650,000	World Omni Automobile Lease Securitization Trust 2024-A A4, 5.250%, 09/17/2029	657,793	0.0
		8,450,287	0.5
	Credit Card Asset-Backed Securities: 0.2%
650,000	American Express Credit Account Master Trust 2022-4 A, 4.950%, 10/15/2027	652,555	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities: (continued)
1,000,000	American Express Credit Account Master Trust 2024-1 A, 5.230%, 04/15/2029	$1,015,987	0.1
1,000,000	BA Credit Card Trust 2022-A1 A1, 3.530%, 11/15/2027	995,537	0.1
		2,664,079	0.2
	Other Asset-Backed Securities: 0.1%
154,000	CNH Equipment Trust 2023-B A4, 5.460%, 03/17/2031	157,494	0.0
1,500,000	John Deere Owner Trust 2024 2024-A A4, 4.910%, 02/18/2031	1,511,001	0.1
		1,668,495	0.1
	Total Asset-Backed Securities (Cost $12,647,266)	12,782,861	0.8
MUNICIPAL BONDS: 0.5%
	California: 0.0%
175,000	State of California, 7.550%, 04/01/2039	207,127	0.0

	Connecticut: 0.2%
2,195,000	State of Connecticut A, 5.850%, 03/15/2032	2,307,564	0.2

	New Jersey: 0.1%
2,012,000	New Jersey Turnpike Authority A, 7.102%, 01/01/2041	2,249,311	0.1

	New York: 0.2%
2,055,000	Metropolitan Transportation Authority E, 6.814%, 11/15/2040	2,207,072	0.1
1,370,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	1,272,226	0.1
		3,479,298	0.2
	Total Municipal Bonds (Cost $8,371,369)	8,243,300	0.5
	Total Long-Term Investments (Cost $1,503,786,390)	1,439,374,415	91.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.9%
	Commercial Paper: 5.7%
10,000,000	American Electric Power Co., Inc., 4.710%, 03/17/2025	9,902,790	0.6

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
23,450,000	Autozone, Inc., 4.550%, 01/02/2025	$23,444,177	1.5
9,000,000	Cigna Group, 4.590%, 01/13/2025	8,985,365	0.6
15,000,000	Dominion Energy, Inc., 4.610%, 01/22/2025	14,958,558	1.0
10,700,000	Enbridge (US) Inc., 4.650%, 01/02/2025	10,697,282	0.7
5,000,000	Enbridge (US) Inc., 4.730%, 01/21/2025	4,986,464	0.3
3,400,000	Exelon Corp., 4.550%, 01/02/2025	3,399,155	0.2
8,100,000	Keurig Dr. Pepper, Inc., 4.550%, 01/03/2025	8,096,980	0.5
5,500,000	Sherwin Williams, 4.550%, 01/21/2025	5,485,668	0.3
	Total Commercial Paper (Cost $89,964,803)	89,956,439	5.7
	Repurchase Agreements: 0.8%
2,552,486 (7)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,553,129, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $2,603,536, due 10/01/27-11/01/54)	2,552,486	0.2
3,549,351 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $3,550,246, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $3,620,338, due 10/01/29-02/01/57)	3,549,351	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
150,851 (7)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $150,888, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $153,868, due 03/27/25-01/01/55)	$150,851	0.0
3,139,812 (7)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $3,140,609, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $3,202,608, due 11/01/51-12/01/54)	3,139,812	0.2
3,549,351 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $3,550,273, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $3,610,853, due 01/15/26-02/15/53)	3,549,351	0.2
	Total Repurchase Agreements (Cost $12,941,851)	12,941,851	0.8
	Time Deposits: 0.1%
320,000 (7)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	320,000	0.0
340,000 (7)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	340,000	0.0
360,000 (7)	Mizuho Bank Ltd., 4.330%, 01/02/2025	360,000	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
340,000 (7)	Royal Bank of Canada, 4.330%, 01/02/2025	$340,000	0.0
350,000 (7)	Societe Generale S.A., 4.330%, 01/02/2025	350,000	0.0
350,000 (7)	Toronto-Dominion Bank, 4.350%, 01/02/2025	350,000	0.0
	Total Time Deposits (Cost $2,060,000)	2,060,000	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
4,564,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370%	4,564,000	0.3
31,300,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.430%	31,300,000	2.0
	Total Mutual Funds (Cost $35,864,000)	35,864,000	2.3
	Total Short-Term Investments (Cost $140,830,654)	140,822,290	8.9
	Total Investments in Securities (Cost $1,644,617,044)	$1,580,196,705	100.4
	Liabilities in Excess of Other Assets	(7,010,368)	(0.4)
	Net Assets	$1,573,186,337	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2024.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$550,700,537	$—	$550,700,537
U.S. Government Agency Obligations	—	410,711,317	—	410,711,317
Corporate Bonds/Notes	—	396,158,190	—	396,158,190
Sovereign Bonds	—	34,511,357	—	34,511,357
Commercial Mortgage-Backed Securities	—	26,266,853	—	26,266,853
Asset-Backed Securities	—	12,782,861	—	12,782,861
Municipal Bonds	—	8,243,300	—	8,243,300
Short-Term Investments	35,864,000	104,958,290	—	140,822,290
Total Investments, at fair value	$35,864,000	$1,544,332,705	$—	$1,580,196,705
Other Financial Instruments+
Futures	44,877	—	—	44,877
Total Assets	$35,908,877	$1,544,332,705	$—	$1,580,241,582
Liabilities Table
Other Financial Instruments+
Futures	$(3,313,565)	$—	$—	$(3,313,565)
Total Liabilities	$(3,313,565)	$—	$—	$(3,313,565)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	153	03/31/25	$31,458,234	$6,181
U.S. Treasury 10-Year Note	86	03/20/25	9,352,500	(75,986)
U.S. Treasury Long Bond	212	03/20/25	24,134,875	(736,412)
U.S. Treasury Ultra Long Bond	706	03/20/25	83,947,813	(2,501,167)
			$148,893,422	$(3,307,384)
Short Contracts:
U.S. Treasury 5-Year Note	(21)	03/31/25	(2,232,399)	8,491
U.S. Treasury Ultra 10-Year Note	(22)	03/20/25	(2,448,875)	30,205
			$(4,681,274)	$38,696

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$44,877
Total Asset Derivatives		$44,877

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$3,313,565
Total Liability Derivatives		$3,313,565

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(199,807)	$(199,807)
Interest rate contracts	(1,093,320)	—	(1,093,320)

Total	$(1,093,320)	$(199,807)	$(1,293,127)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$237,732	$237,732
Interest rate contracts	(5,657,582)	—	(5,657,582)
Total	$(5,657,582)	$237,732	$(5,419,850)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,642,971,459.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,950,816
Gross Unrealized Depreciation	(70,994,258)
Net Unrealized Depreciation	$(66,043,442)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

		Per Share
Portfolio Name	Type	Amount
Voya Emerging Markets Index Portfolio
Class I	NII	$0.5831

Class S	NII	$0.5426

Voya International Index Portfolio

Class ADV	NII	$0.2731

Class I	NII	$0.3269

Class S	NII	$0.2989

Class S2	NII	$0.2880

Voya RussellTM Large Cap Growth Index Portfolio

Class ADV	NII	$0.0404

Class I	NII	$0.2988

Class S	NII	$0.1552

All Classes	STCG	$1.1446

All Classes	LTCG	$1.4754

Voya RussellTM Large Cap Index Portfolio

Class ADV	NII	$0.2638

Class I	NII	$0.4023

Class S	NII	$0.3174

Class S2	NII	$0.1580

Voya RussellTM Large Cap Value Index Portfolio

Class ADV	NII	$0.4963

Class I	NII	$0.6341

Class S	NII	$0.5566

All Classes	STCG	$0.4998
		Per Share
Portfolio Name	Type	Amount
Voya RussellTM Mid Cap Growth Index Portfolio
Class I	NII	$0.1677
	NII	$0.0664
Class S
	NII	$0.0267
Class S2

Voya RussellTM Mid Cap Index Portfolio
	NII	$0.0944
Class ADV
	NII	$0.1467
Class I
	NII	$0.1184
Class S
	NII	$0.1082
Class S2
	STCG	$0.0128
All Classes
	LTCG	$1.0374
All Classes

Voya RussellTM Small Cap Index Portfolio
	NII	$0.1109
Class ADV
	NII	$0.1744
Class I
	NII	$0.1391
Class S
	NII	$0.1210

Class S2
	LTCG	$0.8944
All Classes

Voya U.S. Bond Index
	NII	$0.3157
Class ADV
	NII	$0.3625
Class I
	NII	$0.3389
Class S
	NII	$0.3253

Class S2

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Emerging Markets Index Portfolio	0.29%
Voya Russell™ Large Cap Growth Index Portfolio	36.99%
Voya Russell™ Large Cap Index Portfolio	100.00%
Voya Russell™ Large Cap Value Index Portfolio	62.09%
Voya Russell™ Mid Cap Growth Index Portfolio	100.00%

TAX INFORMATION (Unaudited) (continued)

Voya Russell™ Mid Cap Index Portfolio	100.00%
Voya Russell™ Small Cap Index Portfolio	97.89%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Russell™ Large Cap Growth Index Portfolio	$35,737,600
Voya Russell™ Mid Cap Index Portfolio	$85,770,101
Voya Russell™ Small Cap Index Portfolio	$37,520,890

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Derived from Foreign Sourced Income*
Voya Emerging Markets Index Portfolio	$430,897	$0.0444	99.41%
Voya International Index Portfolio	$2,216,605	$0.0215	85.03%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Directors (“Board”) of Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya Russell™ Large Cap Growth Index Portfolio, Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Large Cap Value Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio, Voya Russell™ Mid Cap Index Portfolio, Voya Russell™ Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC , the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, with respect to each Portfolio that seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Portfolio’s net performance and the total return of such index over certain time periods.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the

Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Emerging Markets Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations. The Board also considered management’s representations regarding the sources of the differences between the Portfolio’s performance and that of its index, including the valuation of certain foreign securities held by the Portfolio.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya International Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya International Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s net expense ratio.

Voya Russell™ Large Cap Growth Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Large Cap Growth Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s management fee rate and net expense ratio.

Voya Russell™ Large Cap Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Large Cap Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Russell™ Large Cap Value Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Large Cap Value Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya Russell™ Mid Cap Growth Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Mid Cap Growth Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Russell™ Mid Cap Index Portfolio

In considering whether to approve the renewal of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts for Voya Russell Mid Cap Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Russell™ Small Cap Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Small Cap Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account (1) management’s representations regarding its belief that the Portfolio’s pricing is competitive; and (2) that, as a result of the Board’s request during the 2024 annual contract renewal cycle, lower expense limits were implemented for the Portfolio, effective on January 1, 2025, in order to reduce the net expense ratio.

Voya U.S. Bond Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya U.S. Bond Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VIPALL (1224)

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I and S

Domestic Equity Index Portfolios

■	Voya Index Plus LargeCap Portfolio
■	Voya Index Plus MidCap Portfolio
■	Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio and Voya Index Plus SmallCap Portfolio and the Board of Directors of Voya Variable Portfolios, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio and Voya Index Plus SmallCap Portfolio (collectively referred to as the “Portfolios”) (three of the portfolios constituting Voya Variable Portfolios, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (three of the portfolios constituting Voya Variable Portfolios, Inc.) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$828,392,393	$495,769,657	$226,781,785
Short-term investments at fair value†	6,644,203	9,469,656	7,717,020
Cash	127,799	119,874	–
Cash collateral for futures contracts	228,682	472,707	153,934
Receivables:
Investment securities sold	–	–	68,481
Fund shares sold	19,690	8,409	251,662
Dividends	814,952	540,895	277,288
Interest	86	50	33
Foreign tax reclaims	348	492	–
Variation margin on futures contracts	–	16,999	1,995
Prepaid expenses	5,347	3,113	1,418
Reimbursement due from Investment Adviser	–	60,340	–
Other assets	86,960	54,669	26,491
Total assets	836,320,460	506,516,861	235,280,107
LIABILITIES:
Payable for fund shares redeemed	259,545	183,540	101,899
Payable upon receipt of securities loaned	1,394,203	1,075,656	5,341,020
Variation margin payable on futures contracts	17,250	–	–
Payable for investment management fees	322,214	220,932	101,172
Payable for distribution and shareholder service fees	963	9,423	6,744
Payable to custodian due to bank overdraft	–	–	14,020
Payable to directors under the deferred compensation plan (Note 6)	86,960	54,669	26,491
Payable for directors fees	2,133	3,646	579
Other accrued expenses and liabilities	318,508	205,841	113,092
Total liabilities	2,401,776	1,753,707	5,705,017
NET ASSETS	$833,918,684	$504,763,154	$229,575,090

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$483,887,254	$370,460,588	$176,538,120
Total distributable earnings	350,031,430	134,302,566	53,036,970
NET ASSETS	$833,918,684	$504,763,154	$229,575,090

+ Including securities loaned at value	$1,361,920	$1,031,326	$5,188,224
* Cost of investments in securities	$572,379,671	$418,435,766	$195,123,514
† Cost of short-term investments	$6,644,203	$9,469,656	$7,717,020

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
Class ADV
Net assets	$1,317,604	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	44,470	n/a	n/a
Net asset value and redemption price per share	$29.63	n/a	n/a
Class I
Net assets	$828,113,909	$462,353,028	$199,103,048
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,395,749	21,722,887	8,742,175
Net asset value and redemption price per share	$30.23	$21.28	$22.78
Class S
Net assets	$4,487,171	$42,410,126	$30,472,042
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	150,598	2,040,758	1,359,059
Net asset value and redemption price per share	$29.80	$20.78	$22.42

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$11,456,875	$7,784,931	$3,958,077
Interest	27,593	14,861	13,426
Securities lending income, net	1,466	9,412	42,878
Other	4,142	2,406	1,116
Total investment income	11,490,076	7,811,610	4,015,497
EXPENSES:
Investment management fees	3,838,190	2,513,967	1,157,868
Distribution and shareholder service fees:
Class ADV	6,888	—	—
Class S	171,323	117,762	83,780
Transfer agent fees:
Class ADV	826	—	—
Class I	471,220	526,714	258,839
Class S	40,222	54,655	43,715
Shareholder reporting expense	11,034	21,786	9,817
Professional fees	71,846	39,621	13,902
Custody and accounting expense	61,520	40,977	32,520
Directors fees	21,333	9,414	5,791
Licensing fee (Note 8)	148,516	81,456	46,311
Miscellaneous expense	52,419	23,434	10,659
Total expenses	4,895,337	3,429,786	1,663,202
Waived and reimbursed fees	(8,253)	(283,720)	(184,556)
Net expenses	4,887,084	3,146,066	1,478,646
Net investment income	6,602,992	4,665,544	2,536,851
REALIZED AND UNREALIZED GAIN (LOSS):	–	–	–
Net realized gain (loss) on:
Investments	119,224,996	52,472,969	18,992,553
Futures	1,476,989	1,353,442	523,896
Net realized gain	120,701,985	53,826,411	19,516,449
Net change in unrealized appreciation (depreciation) on:
Investments	59,863,831	12,442,237	(2,572,420)
Futures	(392,080)	(351,220)	(439,278)
Net change in unrealized appreciation (depreciation)	59,471,751	12,091,017	(3,011,698)
Net realized and unrealized gain	180,173,736	65,917,428	16,504,751
Increase in net assets resulting from operations	$186,776,728	$70,582,972	$19,041,602

* Foreign taxes withheld	$—	$529	$10,393

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$6,602,992	$7,221,893	$4,665,544	$5,105,722
Net realized gain	120,701,985	38,751,844	53,826,411	16,104,892
Net change in unrealized appreciation (depreciation)	59,471,751	128,668,677	12,091,017	53,689,913
Increase in net assets resulting from operations	186,776,728	174,642,414	70,582,972	74,900,527
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(70,786)	(33,272)	—	—
Class I	(42,282,006)	(20,879,022)	(19,307,860)	(20,399,404)
Class S	(5,284,112)	(2,774,726)	(2,034,984)	(2,391,148)
Total distributions	(47,636,904)	(23,687,020)	(21,342,844)	(22,790,552)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,608,317	11,503,866	4,508,747	3,507,036
Reinvestment of distributions	47,636,904	23,687,020	21,342,844	22,790,552
	60,245,221	35,190,886	25,851,591	26,297,588
Cost of shares redeemed	(172,873,348)	(87,517,670)	(57,198,043)	(45,306,653)
Net decrease in net assets resulting from capital share transactions	(112,628,127)	(52,326,784)	(31,346,452)	(19,009,065)
Net increase in net assets	26,511,697	98,628,610	17,893,676	33,100,910
NET ASSETS:
Beginning of year or period	807,406,987	708,778,377	486,869,478	453,768,568
End of year or period	$833,918,684	$807,406,987	$504,763,154	$486,869,478

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,536,851	$2,706,970
Net realized gain	19,516,449	7,068,405
Net change in unrealized appreciation (depreciation)	(3,011,698)	27,158,012
Increase in net assets resulting from operations	19,041,602	36,933,387
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(8,900,950)	(8,355,877)
Class S	(1,522,156)	(1,587,373)
Total distributions	(10,423,106)	(9,943,250)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,090,416	3,550,958
Reinvestment of distributions	10,423,106	9,943,250
	15,513,522	13,494,208
Cost of shares redeemed	(29,443,674)	(25,080,698)
Net decrease in net assets resulting from capital share transactions	(13,930,152)	(11,586,490)
Net increase (decrease) in net assets	(5,311,656)	15,403,647
NET ASSETS:
Beginning of year or period	234,886,746	219,483,099
End of year or period	$229,575,090	$234,886,746

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Index Plus LargeCap Portfolio
Class ADV
12-31-24	25.09	0.08	•	5.89	5.97	0.12	1.31	—	1.43	—	29.63	24.57	1.05	1.05	1.05	0.29	1,318	59
12-31-23	20.58	0.11	•	5.02	5.13	0.10	0.51	—	0.61	—	25.09	25.42	1.07	1.05	1.05	0.49	1,314	59
12-31-22	34.59	0.10	•	(6.73)	(6.63)	0.09	7.29	—	7.38	—	20.58	(19.44)	1.07	1.05	1.05	0.40	1,098	57
12-31-21	29.04	0.08	•	7.82	7.90	0.21	2.14	—	2.35	—	34.59	28.62	1.07	1.05	1.05	0.26	1,564	60
12-31-20	28.37	0.17	•	3.30	3.47	0.28	2.52	—	2.80	—	29.04	15.37	1.08	1.05	1.05	0.67	1,188	52
Class I
12-31-24	25.56	0.22	•	6.01	6.23	0.25	1.31	—	1.56	—	30.23	25.20	0.55	0.55	0.55	0.80	828,114	59
12-31-23	20.96	0.23	•	5.11	5.34	0.22	0.51	—	0.73	—	25.56	26.07	0.57	0.55	0.55	0.99	707,743	59
12-31-22	35.11	0.22	•	(6.83)	(6.61)	0.25	7.29	—	7.54	—	20.96	(19.04)	0.57	0.55	0.55	0.91	617,825	57
12-31-21	29.43	0.24	•	7.92	8.16	0.34	2.14	—	2.48	—	35.11	29.25	0.57	0.55	0.55	0.76	829,418	60
12-31-20	28.77	0.30	•	3.33	3.63	0.45	2.52	—	2.97	—	29.43	15.91	0.58	0.55	0.55	1.16	755,544	52
Class S
12-31-24	25.21	0.15	•	5.93	6.08	0.18	1.31	—	1.49	—	29.80	24.92	0.80	0.80	0.80	0.54	4,487	59
12-31-23	20.68	0.17	•	5.03	5.20	0.16	0.51	—	0.67	—	25.21	25.71	0.82	0.80	0.80	0.74	98,350	59
12-31-22	34.72	0.16	•	(6.75)	(6.59)	0.16	7.29	—	7.45	—	20.68	(19.23)	0.82	0.80	0.80	0.65	89,855	57
12-31-21	29.13	0.16	•	7.84	8.00	0.27	2.14	—	2.41	—	34.72	28.94	0.82	0.80	0.80	0.51	131,883	60
12-31-20	28.49	0.27		3.26	3.53	0.37	2.52	—	2.89	—	29.13	15.62	0.83	0.80	0.80	0.91	123,319	52
Voya Index Plus MidCap Portfolio
Class I
12-31-24	19.29	0.19	•	2.68	2.87	0.22	0.66	—	0.88	—	21.28	15.17	0.66	0.60	0.60	0.95	462,353	60
12-31-23	17.31	0.20	•	2.68	2.88	0.20	0.70	—	0.90	—	19.29	17.52	0.68	0.60	0.60	1.13	437,514	58
12-31-22	26.18	0.20	•	(4.04)	(3.84)	0.21	4.82	—	5.03	—	17.31	(14.29)	0.68	0.60	0.60	1.02	403,373	58
12-31-21	20.75	0.20	•	5.52	5.72	0.21	0.08	—	0.29	—	26.18	27.74	0.68	0.60	0.60	0.81	517,075	63
12-31-20	19.50	0.20		1.30	1.50	0.25	—	—	0.25	—	20.75	8.25	0.74	0.60	0.60	1.03	442,016	53
Class S
12-31-24	18.85	0.14	•	2.62	2.76	0.17	0.66	—	0.83	—	20.78	14.92	0.91	0.85	0.85	0.70	42,410	60
12-31-23	16.93	0.15	•	2.62	2.77	0.15	0.70	—	0.85	—	18.85	17.20	0.93	0.85	0.85	0.88	49,355	58
12-31-22	25.71	0.15	•	(3.98)	(3.83)	0.13	4.82	—	4.95	—	16.93	(14.51)	0.93	0.85	0.85	0.77	50,396	58
12-31-21	20.38	0.13	•	5.44	5.57	0.16	0.08	—	0.24	—	25.71	27.49	0.93	0.85	0.85	0.56	70,637	63
12-31-20	19.14	0.16		1.28	1.44	0.20	—	—	0.20	—	20.38	7.98	0.99	0.85	0.85	0.78	65,246	53
Voya Index Plus SmallCap Portfolio
Class I
12-31-24	21.95	0.25	•	1.59	1.84	0.28	0.73	—	1.01	—	22.78	8.69	0.68	0.60	0.60	1.13	199,103	59
12-31-23	19.52	0.25	•	3.10	3.35	0.22	0.71	—	0.93	—	21.95	18.21	0.70	0.60	0.60	1.27	198,371	57
12-31-22	27.28	0.19	•	(4.07)	(3.88)	0.22	3.66	—	3.88	—	19.52	(14.00)	0.69	0.60	0.60	0.89	181,927	57
12-31-21	21.39	0.23	•	5.84	6.07	0.18	—	—	0.18	—	27.28	28.45	0.69	0.60	0.60	0.91	227,944	63
12-31-20	20.91	0.17	•	0.74	0.91	0.21	0.22	—	0.43	—	21.39	5.38	0.73	0.60	0.60	0.97	188,149	54
Class S
12-31-24	21.62	0.19	•	1.56	1.75	0.22	0.73	—	0.95	—	22.42	8.39	0.93	0.85	0.85	0.88	30,472	59
12-31-23	19.23	0.20	•	3.05	3.25	0.16	0.71	—	0.87	—	21.62	17.89	0.95	0.85	0.85	1.01	36,515	57
12-31-22	26.91	0.14	•	(4.01)	(3.87)	0.15	3.66	—	3.81	—	19.23	(14.20)	0.94	0.85	0.85	0.64	37,556	57
12-31-21	21.11	0.16	•	5.77	5.93	0.13	—	—	0.13	—	26.91	28.13	0.94	0.85	0.85	0.65	51,234	63
12-31-20	20.62	0.14		0.72	0.86	0.15	0.22	—	0.37	—	21.11	5.11	0.98	0.85	0.85	0.71	47,970	54

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining

9

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

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NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

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NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2024, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2024, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased

12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of $6,424,735, $4,709,656, and $3,498,911, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at December 31, 2024.

I. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio.

Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$496,525,092	$646,995,893
Index Plus MidCap	298,904,277	348,450,083
Index Plus SmallCap	134,920,150	153,756,205

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The

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NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. Under the Plan for Class S shares, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	82.37%
	Index Plus MidCap	84.44
	Index Plus SmallCap	77.33

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Index Plus LargeCap	$511,988
Index Plus MidCap	581,294
Index Plus SmallCap	302,436

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NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with other funds. For the year ended December 31, 2024, Index Plus LargeCap engaged in such transactions amounting to $86,372,327 of in-kind sales, resulting in a net realized gain of $30,462,663.

NOTE 8 — LICENSING FEE

The Portfolios pay an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve their respective principal investment strategies.

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class
Portfolio	ADV	I	S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	December 31,
	2025	2026	2027	Total
Index Plus LargeCap	$110,973	$—	$—	$110,973
Index Plus MidCap	370,571	—	—	370,571
Index Plus SmallCap	205,169	—	—	205,169

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment

Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Index Plus LargeCap
Class ADV	$—	$221	$10	$231
Class I	—	106,337	8,162	114,499
Class S	—	17,191	81	17,272
Index Plus MidCap
Class I	$—	$329,963	$257,037	$587,000
Class S	—	41,286	26,683	67,969
Index Plus SmallCap
Class I	$—	$181,687	$157,896	$339,583
Class S	—	36,377	26,660	63,037

The Expense Limitation Agreement is contractual through May 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the year ended December 31, 2024, the Portfolios did not utilize the line of credit.

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NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Plus LargeCap
Class ADV
12/31/2024	3,245	—	2,704	(13,839)	—	(7,890)	87,855	—	70,786	(381,090)	—	(222,449)
12/31/2023	15,176	—	1,553	(17,736)	—	(1,007)	353,051	—	33,272	(401,749)	—	(15,426)
Class I
12/31/2024	424,788	—	1,588,355	(2,305,453)	—	(292,310)	11,811,815	—	42,282,006	(65,088,451)	—	(10,994,630)
12/31/2023	418,392	—	959,514	(3,161,163)	—	(1,783,257)	9,774,522	—	20,879,022	(72,650,947)	—	(41,997,403)
Class S
12/31/2024	24,976	—	201,070	(3,976,064)	—	(3,750,018)	708,647	—	5,284,112	(107,403,807)	—	(101,411,048)
12/31/2023	59,846	—	129,057	(633,500)	—	(444,597)	1,376,293	—	2,774,726	(14,464,974)	—	(10,313,955)
Index Plus MidCap
Class I
12/31/2024	182,884	—	962,505	(2,100,787)	—	(955,398)	3,740,431	—	19,307,860	(42,886,125)	—	(19,837,834)
12/31/2023	180,701	—	1,238,579	(2,039,255)	—	(619,975)	3,271,858	—	20,399,404	(36,244,534)	—	(12,573,272)
Class S
12/31/2024	37,945	—	103,720	(718,524)	—	(576,859)	768,316	—	2,034,984	(14,311,918)	—	(11,508,618)
12/31/2023	13,497	—	148,334	(520,588)	—	(358,757)	235,178	—	2,391,148	(9,062,119)	—	(6,435,793)
Index Plus SmallCap
Class I
12/31/2024	196,475	—	415,932	(908,128)	—	(295,721)	4,292,662	—	8,900,950	(19,991,956)	—	(6,798,344)
12/31/2023	163,698	—	463,958	(908,218)	—	(280,562)	3,302,165	—	8,355,877	(17,897,979)	—	(6,239,937)
Class S
12/31/2024	36,687	—	72,140	(438,649)	—	(329,822)	797,754	—	1,522,156	(9,451,718)	—	(7,131,808)
12/31/2023	12,797	—	89,329	(365,995)	—	(263,869)	248,793	—	1,587,373	(7,182,719)	—	(5,346,553)

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — SECURITIES LENDING (continued)

which are subject to offset under the Agreement as of December 31, 2024:

Index Plus LargeCap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$749,722	$(749,722)	$—
Morgan Stanley & Co. LLC	612,198	(612,198)	—
Total	$1,361,920	$(1,361,920)	$—

(1)	Cash collateral with a fair value of $1,394,203 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus MidCap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$314,650	$(314,650)	$—
Citigroup Global Markets Inc.	30,365	(30,365)	—
National Financial Services LLC	549,889	(549,889)	—
UBS AG	136,422	(136,422)	—
Total	$1,031,326	$(1,031,326)	$—

(1)	Cash collateral with a fair value of $1,075,656 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$6,645	$(6,645)	$—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$95,800	$(95,800)	$—
BNP Paribas Prime Brokerage Intl Ltd	237,582	(237,582)	—
BNP Paribas Securities Corp.	380,397	(380,397)	—
BofA Securities Inc	821,531	(821,531)	—
Citadel Clearing LLC	23,422	(23,422)	—
Deutsche Bank Securities Inc.	265,918	(265,918)	—
Goldman, Sachs & Co. LLC	72,315	(72,315)	—
J.P. Morgan Securities LLC	514,494	(514,494)	—
Morgan Stanley & Co. LLC	274,334	(274,334)	—
National Bank of Canada Financial Inc	107,128	(107,128)	—
National Financial Services LLC	121,274	(121,274)	—
Scotia Capital (USA) INC	122,947	(122,947)	—
SG Americas Securities, LLC	50,127	(50,127)	—
State Street Bank and Trust Company	17,714	(17,714)	—
TD Prime Services LLC	220,337	(220,337)	—
UBS AG	1,077,300	(1,077,300)	—
Wells Fargo Bank NA	720,071	(720,071)	—
Wells Fargo Securities LLC	58,888	(58,888)	—
Total	$5,188,224	$(5,188,224)	$—

(1)	Cash collateral with a fair value of $5,341,020 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Index Plus LargeCap(1)	$30,381,195	$(30,381,195)

(1) Amounts relate to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$8,974,629	$38,662,275	$6,956,198	$16,730,822
Index Plus MidCap	5,958,051	15,384,793	4,939,460	17,851,092
Index Plus SmallCap	3,589,095	6,834,011	2,239,612	7,703,638

The tax-basis components of distributable earnings as of December 31, 2024 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Total Distributable
	Income	Capital Gains	(Depreciation)	Earnings/(Loss)
Index Plus LargeCap	$30,030,865	$65,319,376	$254,681,189	$350,031,430
Index Plus MidCap	20,159,634	38,329,993	75,812,939	134,302,566
Index Plus SmallCap	9,253,501	12,755,048	31,028,421	53,036,970

At December 31, 2024, the Portfolios did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

19

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 9.3%
172,836	Alphabet, Inc. - Class A	$32,717,855	3.9
137,430	AT&T, Inc.	3,129,281	0.4
92,748	Comcast Corp. - Class A	3,480,832	0.4
39,433	Fox Corp. - Class A	1,915,655	0.2
33,483	Iridium Communications, Inc.	971,677	0.1
35,994	Meta Platforms, Inc. - Class A	21,074,847	2.5
5,997 (1)	Netflix, Inc.	5,345,246	0.6
24,697	New York Times Co. - Class A	1,285,479	0.2
17,577	News Corp. - Class A	484,071	0.1
24,595	Omnicom Group, Inc.	2,116,154	0.2
7,343	T-Mobile US, Inc.	1,620,820	0.2
32,910 (1)	TripAdvisor, Inc.	486,081	0.1
80,948	Verizon Communications, Inc.	3,237,110	0.4
		77,865,108	9.3

	Consumer Discretionary: 11.0%
158,901 (1)	Amazon.com, Inc.	34,861,290	4.2
1,486	Booking Holdings, Inc.	7,383,072	0.9
11,864 (1)	CarMax, Inc.	970,001	0.1
9,414 (1)	Deckers Outdoor Corp.	1,911,889	0.2
1,338 (2)	Dillard's, Inc. - Class A	577,668	0.1
74,642	General Motors Co.	3,976,179	0.5
15,338 (1)	Grand Canyon Education, Inc.	2,512,365	0.3
13,165	H&R Block, Inc.	695,639	0.1
13,078	Hilton Worldwide Holdings, Inc.	3,232,359	0.4
2,507	Home Depot, Inc.	975,198	0.1
7,295	Hyatt Hotels Corp. - Class A	1,145,169	0.1
16,718	Las Vegas Sands Corp.	858,637	0.1
2,427 (1)	Lululemon Athletica, Inc.	928,109	0.1
13,777	NIKE, Inc. - Class B	1,042,506	0.1
9,427	PVH Corp.	996,905	0.1
8,901	Ralph Lauren Corp.	2,055,953	0.2
22,045	Ross Stores, Inc.	3,334,747	0.4
31,568 (1)	Skechers USA, Inc. - Class A	2,122,632	0.3
30,989	Tapestry, Inc.	2,024,511	0.2
40,655 (1)	Tesla, Inc.	16,418,115	2.0
4,450	TJX Cos., Inc.	537,605	0.1
4,618 (1)	TopBuild Corp.	1,437,768	0.2
76,337	Wendy's Co.	1,244,293	0.1
9,733	Wynn Resorts Ltd.	838,595	0.1
		92,081,205	11.0

	Consumer Staples: 5.7%
114,033	Altria Group, Inc.	5,962,786	0.7
29,005 (1)	BellRing Brands, Inc.	2,185,237	0.3
1,268	Coca-Cola Consolidated, Inc.	1,597,667	0.2
69,659	Colgate-Palmolive Co.	6,332,700	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
3,563	Costco Wholesale Corp.	$3,264,670	0.4
19,554	Ingredion, Inc.	2,689,848	0.3
3,921	Lancaster Colony Corp.	678,882	0.1
40,877 (1)	Monster Beverage Corp.	2,148,495	0.2
23,802	PepsiCo, Inc.	3,619,332	0.4
41,057	Philip Morris International, Inc.	4,941,210	0.6
34,448	Procter & Gamble Co.	5,775,207	0.7
39,644	Sysco Corp.	3,031,180	0.4
53,125 (1)	US Foods Holding Corp.	3,583,812	0.4
14,736	Walmart, Inc.	1,331,398	0.2
		47,142,424	5.7

	Energy: 3.4%
100,288	Baker Hughes Co.	4,113,814	0.5
50,497	ConocoPhillips	5,007,788	0.6
81,977	Coterra Energy, Inc.	2,093,693	0.2
19,074	Devon Energy Corp.	624,292	0.1
5,159	DT Midstream, Inc.	512,959	0.1
3,727	EOG Resources, Inc.	456,856	0.0
47,111	Exxon Mobil Corp.	5,067,730	0.6
115,268	Kinder Morgan, Inc.	3,158,343	0.4
17,955	ONEOK, Inc.	1,802,682	0.2
28,737	Phillips 66	3,274,006	0.4
2,564	Targa Resources Corp.	457,674	0.1
37,017	Williams Cos., Inc.	2,003,360	0.2
		28,573,197	3.4

	Financials: 11.4%
8,762	Ameriprise Financial, Inc.	4,665,152	0.6
3,560	Ares Management Corp. - Class A	630,227	0.1
11,658	Axis Capital Holdings Ltd.	1,033,132	0.1
26,938	Bank of New York Mellon Corp.	2,069,647	0.2
18,264 (1)	Berkshire Hathaway, Inc. - Class B	8,278,706	1.0
13,658 (1)	Block, Inc.	1,160,793	0.1
13,286	Capital One Financial Corp.	2,369,159	0.3
16,278	Cboe Global Markets, Inc.	3,180,721	0.4
77,328	Citigroup, Inc.	5,443,118	0.6
31,518	CME Group, Inc.	7,319,425	0.9
69,586	Equitable Holdings, Inc.	3,282,372	0.4
11,995	Essent Group Ltd.	653,008	0.1
8,024	Evercore, Inc. - Class A	2,224,173	0.3
18,656 (1)	Fiserv, Inc.	3,832,315	0.5
42,476	Hancock Whitney Corp.	2,324,287	0.3
54,808	Hartford Financial Services Group, Inc.	5,995,995	0.7

20

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,297	International Bancshares Corp.	$524,038	0.1
22,717	JPMorgan Chase & Co.	5,445,492	0.6
42,865	Loews Corp.	3,630,237	0.4
18,980	Marsh & McLennan Cos., Inc.	4,031,542	0.5
6,729	MSCI, Inc.	4,037,467	0.5
9,138	OneMain Holdings, Inc.	476,364	0.1
13,173	Prudential Financial, Inc.	1,561,396	0.2
91,828	Rithm Capital Corp.	994,497	0.1
49,535	Synchrony Financial	3,219,775	0.4
22,335	Tradeweb Markets, Inc. - Class A	2,924,098	0.3
99,563	Truist Financial Corp.	4,319,043	0.5
36,064	Unum Group	2,633,754	0.3
100,657	Wells Fargo & Co.	7,070,148	0.8
		95,330,081	11.4

	Health Care: 10.0%
21,806	AbbVie, Inc.	3,874,926	0.5
22,232	Agilent Technologies, Inc.	2,986,647	0.4
2,426 (1)	Alnylam Pharmaceuticals, Inc.	570,862	0.1
9,848	AmerisourceBergen Corp.	2,212,649	0.3
11,810 (1)	Boston Scientific Corp.	1,054,869	0.1
41,714	Bristol-Myers Squibb Co.	2,359,344	0.3
3,655	Cardinal Health, Inc.	432,277	0.0
61,255 (1)	Centene Corp.	3,710,828	0.4
9,393	Cigna Group	2,593,783	0.3
5,653 (1)	Dexcom, Inc.	439,634	0.1
11,674 (1)	Doximity, Inc. - Class A	623,275	0.1
9,469	Elevance Health, Inc.	3,493,114	0.4
9,179	Eli Lilly & Co.	7,086,188	0.8
34,510 (1)	Exelixis, Inc.	1,149,183	0.1
33,184 (1)	Incyte Corp.	2,292,019	0.3
2,555 (1)	Inspire Medical Systems, Inc.	473,646	0.1
2,377 (1)	Insulet Corp.	620,563	0.1
2,345 (1)	Intuitive Surgical, Inc.	1,223,996	0.1
59,699	Johnson & Johnson	8,633,669	1.0
8,165 (1)	Lantheus Holdings, Inc.	730,441	0.1
24,534 (1)	LivaNova PLC	1,136,170	0.1
3,625	McKesson Corp.	2,065,924	0.2
76,495	Medtronic PLC	6,110,421	0.7
51,337	Merck & Co., Inc.	5,107,005	0.6
2,584 (1)	Molina Healthcare, Inc.	752,073	0.1
8,074 (1)	Natera, Inc.	1,278,114	0.2
11,186 (1)	Neurocrine Biosciences, Inc.	1,526,889	0.2
4,580 (1)	Regeneron Pharmaceuticals, Inc.	3,262,471	0.4
1,309	Stryker Corp.	471,305	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,499	Thermo Fisher Scientific, Inc.	$3,380,975	0.4
2,273 (1)	United Therapeutics Corp.	802,005	0.1
9,286	UnitedHealth Group, Inc.	4,697,416	0.6
3,086 (1)	Veeva Systems, Inc. - Class A	648,831	0.1
12,750 (1)	Vertex Pharmaceuticals, Inc.	5,134,425	0.6
		82,935,937	10.0

	Industrials: 8.1%
9,810	Acuity Brands, Inc.	2,865,795	0.3
22,372	AECOM	2,389,777	0.3
37,624 (1)	American Airlines Group, Inc.	655,786	0.1
27,969	AMETEK, Inc.	5,041,692	0.6
6,817 (1)	Avis Budget Group, Inc.	549,518	0.1
14,700	Cintas Corp.	2,685,690	0.3
11,105 (1)	Copart, Inc.	637,316	0.1
44,784 (1)	Core & Main, Inc. - Class A	2,279,953	0.3
13,937	CSX Corp.	449,747	0.1
72,701	Delta Air Lines, Inc.	4,398,411	0.5
6,472	Donaldson Co., Inc.	435,889	0.0
3,152	Eaton Corp. PLC	1,046,054	0.1
5,600	Equifax, Inc.	1,427,160	0.2
61,424	Fortive Corp.	4,606,800	0.6
13,910	Genpact Ltd.	597,435	0.1
32,314	Ingersoll Rand, Inc.	2,923,124	0.3
29,340	Johnson Controls International PLC	2,315,806	0.3
36,267 (1)	Lyft, Inc. - Class A	467,844	0.1
5,128	Nordson Corp.	1,072,983	0.1
25,439	nVent Electric PLC	1,733,922	0.2
11,111	Owens Corning	1,892,426	0.2
1,559	Parker-Hannifin Corp.	991,571	0.1
15,887	Pentair PLC	1,598,868	0.2
63,196	SS&C Technologies Holdings, Inc.	4,788,993	0.6
5,552	Stanley Black & Decker, Inc.	445,770	0.1
63,691 (1)	Uber Technologies, Inc.	3,841,841	0.5
15,714 (1)(2)	U-Haul Holding Co.	1,085,680	0.1
3,625	Union Pacific Corp.	826,645	0.1
5,547 (1)	United Airlines Holdings, Inc.	538,614	0.1
2,935	United Rentals, Inc.	2,067,531	0.2
9,137	Vertiv Holdings Co. - Class A	1,038,055	0.1
15,895	Watts Water Technologies, Inc. - Class A	3,231,454	0.4
6,857	WESCO International, Inc.	1,240,843	0.1

21

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
27,495	Westinghouse Air Brake Technologies Corp.	$5,212,777	0.6
		67,381,770	8.1

	Information Technology: 33.9%
5,874 (1)	Adobe, Inc.	2,612,050	0.3
10,075 (1)	Advanced Micro Devices, Inc.	1,216,959	0.1
241,553	Apple, Inc.	60,489,702	7.3
34,385	Applied Materials, Inc.	5,592,033	0.7
17,341 (1)	Arista Networks, Inc.	1,916,701	0.2
67,276	Broadcom, Inc.	15,597,268	1.9
11,003 (1)	Cadence Design Systems, Inc.	3,305,961	0.4
54,523	Cisco Systems, Inc.	3,227,762	0.4
6,172 (1)	Datadog, Inc. - Class A	881,917	0.1
63,014 (1)	DXC Technology Co.	1,259,020	0.1
23,437 (1)	Dynatrace, Inc.	1,273,801	0.2
25,973 (1)	Euronet Worldwide, Inc.	2,671,063	0.3
13,099 (1)	F5, Inc.	3,294,006	0.4
223 (1)	Fair Isaac Corp.	443,977	0.1
2,929 (1)	Guidewire Software, Inc.	493,771	0.1
150,517	Hewlett Packard Enterprise Co.	3,213,538	0.4
9,187	Intuit, Inc.	5,774,030	0.7
16,311	Jack Henry & Associates, Inc.	2,859,318	0.3
7,735	KLA Corp.	4,873,978	0.6
15,400	Lam Research Corp.	1,112,342	0.1
3,295	Mastercard, Inc. - Class A	1,735,048	0.2
115,026	Microsoft Corp.	48,483,459	5.8
1,464	Monolithic Power Systems, Inc.	866,249	0.1
31,816	NetApp, Inc.	3,693,201	0.4
16,260 (1)	Nutanix, Inc. - Class A	994,787	0.1
431,553	NVIDIA Corp.	57,953,252	6.9
3,184	NXP Semiconductors NV	661,794	0.1
11,003 (1)	Palantir Technologies, Inc. - Class A	832,157	0.1
2,608 (1)	Palo Alto Networks, Inc.	474,552	0.1
41,572 (1)	PayPal Holdings, Inc.	3,548,170	0.4
31,985 (1)	Pure Storage, Inc. - Class A	1,964,839	0.2
42,253	Qualcomm, Inc.	6,490,906	0.8
11,937	Salesforce, Inc.	3,990,897	0.5
27,329 (1)	Samsara, Inc. - Class A	1,194,004	0.1
7,452 (1)	ServiceNow, Inc.	7,900,014	0.9
8,000	Skyworks Solutions, Inc.	709,440	0.1
3,434 (1)	Snowflake, Inc. - Class A	530,244	0.1
998 (1)	Synopsys, Inc.	484,389	0.1
46,286	Visa, Inc. - Class A	14,628,228	1.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
8,045 (1)	Workday, Inc. - Class A	$2,075,851	0.2
16,585 (1)	Zoom Video Communications, Inc. - Class A	1,353,502	0.2
		282,674,180	33.9

	Materials: 1.6%
24,894	DuPont de Nemours, Inc.	1,898,168	0.2
16,538	Element Solutions, Inc.	420,561	0.0
46,674	Freeport-McMoRan, Inc.	1,777,346	0.2
5,064	Royal Gold, Inc.	667,688	0.1
18,186	RPM International, Inc.	2,237,969	0.3
16,616	Sherwin-Williams Co.	5,648,277	0.7
19,243	Smurfit WestRock PLC	1,036,428	0.1
		13,686,437	1.6

	Real Estate: 2.3%
37,429	American Homes 4 Rent - Class A	1,400,593	0.2
115,405	Brixmor Property Group, Inc.	3,212,875	0.4
10,166	Digital Realty Trust, Inc.	1,802,737	0.2
14,432	EPR Properties	639,049	0.1
2,571	Equinix, Inc.	2,424,170	0.3
1,682	Essex Property Trust, Inc.	480,110	0.1
8,256	First Industrial Realty Trust, Inc.	413,873	0.0
7,747 (1)	Jones Lang LaSalle, Inc.	1,961,076	0.2
44,351	Regency Centers Corp.	3,278,869	0.4
46,124	Sabra Health Care REIT, Inc.	798,868	0.1
89,146	VICI Properties, Inc.	2,603,955	0.3
		19,016,175	2.3

	Utilities: 2.6%
30,201	Black Hills Corp.	1,767,363	0.2
71,617	Edison International	5,717,901	0.7
41,504	Entergy Corp.	3,146,833	0.4
42,918	National Fuel Gas Co.	2,604,264	0.3
11,185	New Jersey Resources Corp.	521,780	0.0
57,865	NorthWestern Corp.	3,093,463	0.4
7,680	ONE Gas, Inc.	531,840	0.1
214,194	PG&E Corp.	4,322,435	0.5
		21,705,879	2.6
	Total Common Stock (Cost $572,379,671)	828,392,393	99.3

22

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.2%
394,203 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $394,300, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $402,087, due 03/27/25-01/01/55)	$394,203	0.1
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	1,000,000	0.1
	Total Repurchase Agreements (Cost $1,394,203)	1,394,203	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
5,250,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $5,250,000)	$5,250,000	0.6
	Total Short-Term Investments (Cost $6,644,203)	6,644,203	0.8
	Total Investments in Securities (Cost $579,023,874)	$835,036,596	100.1
	Liabilities in Excess of Other Assets	(1,117,912)	(0.1)
	Net Assets	$833,918,684	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

23

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$828,392,393	$—	$—	$828,392,393
Short-Term Investments	5,250,000	1,394,203	—	6,644,203
Total Investments, at fair value	$833,642,393	$1,394,203	$—	$835,036,596
Liabilities Table
Other Financial Instruments+
Futures	$(155,124)	$—	$—	$(155,124)
Total Liabilities	$(155,124)	$—	$—	$(155,124)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	15	03/21/25	$4,451,813	$(155,124)
			$4,451,813	$(155,124)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$155,124
Total Liability Derivatives		$155,124

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,476,989
Total	$1,476,989

24

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(392,080)
Total	$(392,080)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $580,200,283.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$266,840,704
Gross Unrealized Depreciation	(12,159,515)
Net Unrealized Appreciation	$254,681,189

25

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Communication Services: 1.6%
16,402	Fox Corp. - Class A	$796,809	0.2
62,656	Iridium Communications, Inc.	1,818,277	0.4
28,475 (1)	Liberty Global Ltd. - Class A	363,341	0.1
59,593	New York Times Co. - Class A	3,101,816	0.6
10,383	News Corp. - Class A	285,948	0.0
11,115	Omnicom Group, Inc.	956,335	0.2
3,518 (1)	Roku, Inc.	261,528	0.0
29,803 (1)	TripAdvisor, Inc.	440,190	0.1
		8,024,244	1.6

	Consumer Discretionary: 13.9%
11,927 (1)	Abercrombie & Fitch Co. - Class A	1,782,729	0.4
118,644	ADT, Inc.	819,830	0.2
41,615	Aramark	1,552,656	0.3
7,257	BorgWarner, Inc.	230,700	0.0
3,365 (1)	Burlington Stores, Inc.	959,227	0.2
15,134 (1)	CarMax, Inc.	1,237,356	0.2
8,227 (1)	Chewy, Inc. - Class A	275,522	0.1
9,789	Columbia Sportswear Co.	821,591	0.2
18,780 (1)	Crocs, Inc.	2,056,973	0.4
7,170 (1)	Deckers Outdoor Corp.	1,456,155	0.3
1,147	Dick’s Sporting Goods, Inc.	262,480	0.0
1,106 (2)	Dillard’s, Inc. - Class A	477,504	0.1
7,266 (1)	Duolingo, Inc.	2,355,855	0.5
4,856 (1)	Five Below, Inc.	509,686	0.1
69,039 (1)(2)	GameStop Corp. - Class A	2,163,682	0.4
46,422	Gap, Inc.	1,096,952	0.2
101,726	Gentex Corp.	2,922,588	0.6
2,321	Graham Holdings Co. - Class B	2,023,726	0.4
17,746 (1)	Grand Canyon Education, Inc.	2,906,795	0.6
44,785	H&R Block, Inc.	2,366,439	0.5
31,834	Harley-Davidson, Inc.	959,158	0.2
32,046 (1)	Hilton Grand Vacations, Inc.	1,248,192	0.2
17,097	Hyatt Hotels Corp. - Class A	2,683,887	0.5
21,241	KB Home	1,395,959	0.3
20,538	Lear Corp.	1,944,949	0.4
18,474 (1)	Light & Wonder, Inc.	1,595,784	0.3
3,095	Lithia Motors, Inc.	1,106,246	0.2
97,840	Macy’s, Inc.	1,656,431	0.3
36,256 (1)	Mattel, Inc.	642,819	0.1
16,932	Nordstrom, Inc.	408,908	0.1
39 (1)	NVR, Inc.	318,977	0.1
2,331	Pool Corp.	794,731	0.2
23,612	PVH Corp.	2,496,969	0.5
7,327	Ralph Lauren Corp.	1,692,391	0.3
49,834 (1)	Skechers USA, Inc. - Class A	3,350,838	0.7
21,839	Tapestry, Inc.	1,426,742	0.3
17,315	Texas Roadhouse, Inc.	3,124,145	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
15,707	Toll Brothers, Inc.	$1,978,297	0.4
11,182 (1)	TopBuild Corp.	3,481,404	0.7
22,480	Travel + Leisure Co.	1,134,116	0.2
6,767 (1)	Visteon Corp.	600,368	0.1
134,331	Wendy’s Co.	2,189,595	0.4
18,022	Williams-Sonoma, Inc.	3,337,314	0.7
4,414	Wingstop, Inc.	1,254,459	0.2
10,749	Wynn Resorts Ltd.	926,134	0.2
		70,027,259	13.9

	Consumer Staples: 4.8%
52,496 (1)	BellRing Brands, Inc.	3,955,049	0.8
2,688 (1)	Boston Beer Co., Inc. - Class A	806,346	0.2
635	Casey’s General Stores, Inc.	251,606	0.1
20,020 (1)	Celsius Holdings, Inc.	527,327	0.1
2,454	Coca-Cola Consolidated, Inc.	3,092,016	0.6
20,474 (1)	Darling Ingredients, Inc.	689,769	0.1
5,939 (1)	e.l.f. Beauty, Inc.	745,641	0.1
24,323	Ingredion, Inc.	3,345,872	0.7
6,334	Lancaster Colony Corp.	1,096,669	0.2
43,018 (1)	Performance Food Group Co.	3,637,172	0.7
2,144 (1)	Post Holdings, Inc.	245,402	0.1
4,963 (1)	Sprouts Farmers Market, Inc.	630,648	0.1
78,363 (1)	US Foods Holding Corp.	5,286,368	1.0
		24,309,885	4.8

	Energy: 4.3%
86,682 (1)	Antero Resources Corp.	3,038,204	0.6
53,807	Baker Hughes Co.	2,207,163	0.4
32,819	ChampionX Corp.	892,349	0.2
8,664	Chesapeake Energy Corp.	862,501	0.2
16,064	Civitas Resources, Inc.	736,856	0.1
79,902	Coterra Energy, Inc.	2,040,697	0.4
31,967	Devon Energy Corp.	1,046,280	0.2
1,579	Diamondback Energy, Inc.	258,688	0.1
20,432	DT Midstream, Inc.	2,031,554	0.4
7,105	HF Sinclair Corp.	249,030	0.0
63,017	Matador Resources Co.	3,545,336	0.7
21,042	Ovintiv, Inc.	852,201	0.2
14,919	PBF Energy, Inc. - Class A	396,099	0.1
148,950	Permian Resources Corp.	2,141,901	0.4
7,489	Range Resources Corp.	269,454	0.1

26

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
13,784	Weatherford International PLC	$987,348	0.2
		21,555,661	4.3

	Financials: 17.2%
9,884	Affiliated Managers Group, Inc.	1,827,749	0.4
25,316	American Financial Group, Inc.	3,466,520	0.7
3,155	Ameriprise Financial, Inc.	1,679,817	0.3
3,394	Ares Management Corp. - Class A	600,840	0.1
1,547	Assurant, Inc.	329,851	0.1
15,546	Axis Capital Holdings Ltd.	1,377,687	0.3
13,001 (1)	Block, Inc.	1,104,955	0.2
82,892	Cadence Bank	2,855,629	0.6
4,760	Cboe Global Markets, Inc.	930,104	0.2
59,704	CNO Financial Group, Inc.	2,221,586	0.4
41,504	Commerce Bancshares, Inc.	2,586,114	0.5
29,070	East West Bancorp, Inc.	2,783,743	0.6
106,135	Equitable Holdings, Inc.	5,006,388	1.0
49,992	Essent Group Ltd.	2,721,564	0.5
12,209	Evercore, Inc. - Class A	3,384,213	0.7
4,437	Fidelity National Financial, Inc.	249,093	0.1
163,178	First Horizon Corp.	3,286,405	0.7
3,088	Globe Life, Inc.	344,374	0.1
1,617	Hamilton Lane, Inc. - Class A	239,397	0.0
54,565	Hancock Whitney Corp.	2,985,797	0.6
6,910	Hanover Insurance Group, Inc.	1,068,701	0.2
13,578	Hartford Financial Services Group, Inc.	1,485,433	0.3
8,477	Interactive Brokers Group, Inc. - Class A	1,497,632	0.3
39,129	International Bancshares Corp.	2,471,388	0.5
47,672	Janus Henderson Group PLC	2,027,490	0.4
47,417	Jefferies Financial Group, Inc.	3,717,493	0.7
19,422	Loews Corp.	1,644,849	0.3
137,140	MGIC Investment Corp.	3,251,589	0.6
1,577	MSCI, Inc.	946,216	0.2
10,618	Old Republic International Corp.	384,265	0.1
24,444	OneMain Holdings, Inc.	1,274,266	0.3
7,061	Popular, Inc.	664,158	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
36,759	Prosperity Bancshares, Inc.	$2,769,791	0.5
13,287	Reinsurance Group of America, Inc.	2,838,502	0.6
1,020	RenaissanceRe Holdings Ltd.	253,786	0.1
120,214	Rithm Capital Corp.	1,301,918	0.3
6,648 (1)	Robinhood Markets, Inc. - Class A	247,704	0.0
3,868	Ryan Specialty Holdings, Inc.	248,171	0.0
85,540	SLM Corp.	2,359,193	0.5
57,904	Starwood Property Trust, Inc.	1,097,281	0.2
34,384	Synchrony Financial	2,234,960	0.4
21,015	Synovus Financial Corp.	1,076,598	0.2
13,863 (1)	Toast, Inc. - Class A	505,306	0.1
6,109	Tradeweb Markets, Inc. - Class A	799,790	0.2
24,523	UMB Financial Corp.	2,767,666	0.5
65,496	Unum Group	4,783,173	0.9
1,978	Wintrust Financial Corp.	246,676	0.0
52,729	Zions Bancorp NA	2,860,548	0.6
		86,806,369	17.2

	Health Care: 9.3%
24,221 (1)	10X Genomics, Inc. - Class A	347,814	0.1
8,257	Agilent Technologies, Inc.	1,109,245	0.2
1,036 (1)	Alnylam Pharmaceuticals, Inc.	243,781	0.0
1,461	AmerisourceBergen Corp.	328,257	0.1
13,400 (1)	Arrowhead Pharmaceuticals, Inc.	251,920	0.0
12,630 (1)	Avantor, Inc.	266,114	0.1
16,699 (1)	BioMarin Pharmaceutical, Inc.	1,097,625	0.2
10,896	Bruker Corp.	638,724	0.1
21,705 (1)	Centene Corp.	1,314,889	0.3
45,672 (1)	Doximity, Inc. - Class A	2,438,428	0.5
85,782 (1)	Exelixis, Inc.	2,856,541	0.6
17,289 (1)	Haemonetics Corp.	1,349,925	0.3
33,574 (1)	Halozyme Therapeutics, Inc.	1,605,173	0.3
13,035 (1)	HealthEquity, Inc.	1,250,708	0.2
31,229 (1)	Illumina, Inc.	4,173,131	0.8
16,358 (1)	Incyte Corp.	1,129,847	0.2
2,998 (1)	Inspire Medical Systems, Inc.	555,769	0.1
2,522 (1)	Insulet Corp.	658,419	0.1
19,003 (1)	Jazz Pharmaceuticals PLC	2,340,219	0.5
21,419 (1)	Lantheus Holdings, Inc.	1,916,144	0.4
34,561 (1)	LivaNova PLC	1,600,520	0.3

27

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,920 (1)	Medpace Holdings, Inc.	$1,634,572	0.3
4,338 (1)	Molina Healthcare, Inc.	1,262,575	0.3
6,485 (1)	Natera, Inc.	1,026,575	0.2
29,169 (1)	Neurocrine Biosciences, Inc.	3,981,568	0.8
60,105 (1)	Option Care Health, Inc.	1,394,436	0.3
5,743 (1)	Penumbra, Inc.	1,363,848	0.3
16,503 (1)	Sarepta Therapeutics, Inc.	2,006,600	0.4
20,800 (1)	Tenet Healthcare Corp.	2,625,584	0.5
5,821 (1)	Ultragenyx Pharmaceutical, Inc.	244,889	0.0
10,484 (1)	United Therapeutics Corp.	3,699,175	0.7
1,387 (1)	Veeva Systems, Inc. - Class A	291,617	0.1
		47,004,632	9.3

	Industrials: 20.9%
12,942	Acuity Brands, Inc.	3,780,746	0.7
20,441	Advanced Drainage Systems, Inc.	2,362,980	0.5
47,498	AECOM	5,073,736	1.0
2,055	Allegion PLC	268,547	0.1
3,855	Allison Transmission Holdings, Inc.	416,571	0.1
179,192 (1)	American Airlines Group, Inc.	3,123,317	0.6
6,173	AMETEK, Inc.	1,112,745	0.2
8,828	Applied Industrial Technologies, Inc.	2,114,041	0.4
15,965 (1)	Avis Budget Group, Inc.	1,286,939	0.3
2,412 (1)	CACI International, Inc. - Class A	974,593	0.2
10,997	Carlisle Cos., Inc.	4,056,133	0.8
119,058 (1)(2)	Clarivate PLC	604,815	0.1
9,117 (1)	Clean Harbors, Inc.	2,098,186	0.4
8,375	Comfort Systems USA, Inc.	3,551,503	0.7
73,294 (1)	Core & Main, Inc. - Class A	3,731,398	0.7
5,174	Curtiss-Wright Corp.	1,836,097	0.4
22,976	Delta Air Lines, Inc.	1,390,048	0.3
49,814	Donaldson Co., Inc.	3,354,973	0.7
10,416	EMCOR Group, Inc.	4,727,822	0.9
5,329	Equifax, Inc.	1,358,096	0.3
5,476	Esab Corp.	656,791	0.1
40,560	Flowserve Corp.	2,333,011	0.5
23,096	Fortive Corp.	1,732,200	0.3
3,609 (1)	FTI Consulting, Inc.	689,788	0.1
83,257	Genpact Ltd.	3,575,888	0.7
2,956	Graco, Inc.	249,161	0.0
5,464 (1)	GXO Logistics, Inc.	237,684	0.0
12,297	Ingersoll Rand, Inc.	1,112,387	0.2
12,751 (1)	Kirby Corp.	1,349,056	0.3
2,128	Leidos Holdings, Inc.	306,560	0.1
56,938 (1)	Lyft, Inc. - Class A	734,500	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
19,894 (1)	MasTec, Inc.	$2,708,369	0.5
13,878 (1)	Middleby Corp.	1,879,775	0.4
10,717	MSA Safety, Inc.	1,776,557	0.4
2,908	MSC Industrial Direct Co., Inc. - Class A	217,199	0.0
3,889	Nordson Corp.	813,734	0.2
53,372	nVent Electric PLC	3,637,836	0.7
1,668	Old Dominion Freight Line, Inc.	294,235	0.1
28,258	Owens Corning	4,812,903	1.0
14,038 (1)	Paycor HCM, Inc.	260,686	0.1
15,944	Pentair PLC	1,604,604	0.3
5,761	RB Global, Inc.	519,700	0.1
18,677	Regal Rexnord Corp.	2,897,363	0.6
5,352	Rollins, Inc.	248,065	0.0
18,835	Ryder System, Inc.	2,954,458	0.6
5,855 (1)	Saia, Inc.	2,668,299	0.5
28,163	SS&C Technologies Holdings, Inc.	2,134,192	0.4
5,662	Stanley Black & Decker, Inc.	454,602	0.1
15,064	Terex Corp.	696,258	0.1
6,857	Tetra Tech, Inc.	273,183	0.1
10,446	Timken Co.	745,531	0.1
5,954	TransUnion	551,995	0.1
8,800 (1)(2)	U-Haul Holding Co.	607,992	0.1
925	United Rentals, Inc.	651,607	0.1
9,874	Vertiv Holdings Co. - Class A	1,121,785	0.2
5,967	Watsco, Inc.	2,827,702	0.6
13,997	Watts Water Technologies, Inc. - Class A	2,845,590	0.6
17,564	WESCO International, Inc.	3,178,381	0.6
7,357	Westinghouse Air Brake Technologies Corp.	1,394,814	0.3
6,345 (1)	XPO, Inc.	832,147	0.2
		105,809,874	20.9

	Information Technology: 10.7%
7,043 (1)	Arrow Electronics, Inc.	796,704	0.2
32,961	Avnet, Inc.	1,724,520	0.3
18,531 (1)	BILL Holdings, Inc.	1,569,761	0.3
9,912 (1)	Ciena Corp.	840,637	0.2
15,517 (1)	Cirrus Logic, Inc.	1,545,183	0.3
10,572 (1)	Coherent Corp.	1,001,486	0.2
2,024 (1)	Datadog, Inc. - Class A	289,209	0.1
27,862 (1)	DocuSign, Inc.	2,505,908	0.5
78,524 (1)	Dropbox, Inc. - Class A	2,358,861	0.5
36,674 (1)	DXC Technology Co.	732,747	0.2
76,578 (1)	Dynatrace, Inc.	4,162,014	0.8
21,325 (1)	Euronet Worldwide, Inc.	2,193,063	0.4
7,334 (1)	F5, Inc.	1,844,281	0.4
10,195 (1)	Fannie Mae	2,241,677	0.4
74,828 (1)	Flex Ltd.	2,872,647	0.6
5,542 (1)	Gitlab, Inc. - Class A	312,292	0.1

28

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,023 (1)	Guidewire Software, Inc.	$341,037	0.1
74,535	Hewlett Packard Enterprise Co.	1,591,322	0.3
5,670	Jack Henry & Associates, Inc.	993,951	0.2
13,597 (1)	Kyndryl Holdings, Inc.	470,456	0.1
11,865 (1)	Lattice Semiconductor Corp.	672,152	0.1
8,217 (1)	Manhattan Associates, Inc.	2,220,562	0.4
6,539	MKS Instruments, Inc.	682,606	0.1
1,765	Monolithic Power Systems, Inc.	1,044,351	0.2
12,931	NetApp, Inc.	1,501,030	0.3
10,301 (1)	Nutanix, Inc. - Class A	630,215	0.1
6,984 (1)	Onto Innovation, Inc.	1,164,023	0.2
6,099 (1)	Paylocity Holding Corp.	1,216,568	0.2
84,651 (1)	Pure Storage, Inc. - Class A	5,200,111	1.0
41,144 (1)	Rambus, Inc.	2,174,872	0.4
15,429 (1)	Samsara, Inc. - Class A	674,093	0.1
15,087 (1)	SentinelOne, Inc. - Class A	334,931	0.1
3,336 (1)	Silicon Laboratories, Inc.	414,398	0.1
11,755	Skyworks Solutions, Inc.	1,042,433	0.2
7,515 (1)	Synaptics, Inc.	573,545	0.1
12,067	TD SYNNEX Corp.	1,415,218	0.3
41,112 (1)	Teradata Corp.	1,280,639	0.3
6,298	Teradyne, Inc.	793,044	0.2
5,774 (1)	Zoom Video Communications, Inc. - Class A	471,216	0.1
		53,893,763	10.7

	Materials: 5.5%
31,788	Alcoa Corp.	1,200,951	0.2
14,331	AptarGroup, Inc.	2,251,400	0.4
9,231 (1)	ATI, Inc.	508,074	0.1
7,042 (1)	Axalta Coating Systems Ltd.	240,977	0.0
19,406	Berry Global Group, Inc.	1,254,986	0.2
21,941	Cabot Corp.	2,003,433	0.4
8,727	Carpenter Technology Corp.	1,481,059	0.3
46,420	Commercial Metals Co.	2,302,432	0.5
12,147	DuPont de Nemours, Inc.	926,209	0.2
1,254	Eagle Materials, Inc.	309,437	0.1
50,561	Element Solutions, Inc.	1,285,766	0.3
28,595	Louisiana-Pacific Corp.	2,961,012	0.6
1,627	Reliance Steel & Aluminum Co.	438,086	0.1
20,924	Royal Gold, Inc.	2,758,830	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
38,253	RPM International, Inc.	$4,707,414	0.9
18,267	Smurfit WestRock PLC	983,861	0.2
40,324	Sonoco Products Co.	1,969,827	0.4
7,957	United States Steel Corp.	270,459	0.1
		27,854,213	5.5

	Real Estate: 7.1%
104,438	American Homes 4 Rent - Class A	3,908,070	0.8
129,851	Brixmor Property Group, Inc.	3,615,052	0.7
93,587	COPT Defense Properties	2,896,517	0.6
2,563	Digital Realty Trust, Inc.	454,497	0.1
8,879	EastGroup Properties, Inc.	1,424,991	0.3
35,580	EPR Properties	1,575,482	0.3
55,098	First Industrial Realty Trust, Inc.	2,762,063	0.5
48,145	Gaming and Leisure Properties, Inc.	2,318,663	0.5
15,672 (1)	Jones Lang LaSalle, Inc.	3,967,210	0.8
64,526	Kilroy Realty Corp.	2,610,077	0.5
29,469	Lamar Advertising Co. - Class A	3,587,556	0.7
103,589	Park Hotels & Resorts, Inc.	1,457,497	0.3
22,882	Regency Centers Corp.	1,691,666	0.3
116,471	Sabra Health Care REIT, Inc.	2,017,278	0.4
32,439	STAG Industrial, Inc.	1,097,087	0.2
11,095	VICI Properties, Inc.	324,085	0.1
		35,707,791	7.1

	Utilities: 2.9%
36,771	Black Hills Corp.	2,151,839	0.4
48,747	National Fuel Gas Co.	2,957,968	0.6
35,814	New Jersey Resources Corp.	1,670,723	0.3
40,146	NorthWestern Corp.	2,146,205	0.4
61,940	OGE Energy Corp.	2,555,025	0.5
33,542	ONE Gas, Inc.	2,322,783	0.5
34,411	UGI Corp.	971,423	0.2
		14,775,966	2.9

	Total Common Stock (Cost $418,435,766)	495,769,657	98.2

29

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.2%
75,656 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $75,675, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $77,169, due 03/27/25-01/01/55)	$75,656	0.0
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	1,000,000	0.2
	Total Repurchase Agreements (Cost $1,075,656)	1,075,656	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
8,394,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $8,394,000)	$8,394,000	1.7
	Total Short-Term Investments (Cost $9,469,656)	9,469,656	1.9

	Total Investments in Securities (Cost $427,905,422)	$505,239,313	100.1
	Liabilities in Excess of Other Assets	(476,159)	(0.1)
	Net Assets	$504,763,154	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of December 31, 2024.

30

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$495,769,657	$—	$—	$495,769,657
Short-Term Investments	8,394,000	1,075,656	—	9,469,656
Total Investments, at fair value	$504,163,657	$1,075,656	$—	$505,239,313
Liabilities Table
Other Financial Instruments+
Futures	$(40,589)	$—	$—	$(40,589)
Total Liabilities	$(40,589)	$—	$—	$(40,589)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	25	03/21/25	$7,866,750	$(40,589)
			$7,866,750	$(40,589)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$40,589
Total Liability Derivatives		$40,589

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,353,442
Total	$1,353,442

31

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(351,220)
Total	$(351,220)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $429,385,784.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$93,103,495
Gross Unrealized Depreciation	(17,290,555)
Net Unrealized Appreciation	$75,812,940

32

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 3.0%
9,728	ATN International, Inc.	$163,528	0.1
20,031 (1)	Bandwidth, Inc. - Class A	340,928	0.1
1,331 (2)	Cable One, Inc.	481,982	0.2
56,110	Entravision Communications Corp. - Class A	131,858	0.0
6,770 (1)	EverQuote, Inc. - Class A	135,332	0.1
15,931 (1)	Integral Ad Science Holding Corp.	166,320	0.1
9,688	Iridium Communications, Inc.	281,146	0.1
170,431 (1)	Lumen Technologies, Inc.	904,988	0.4
29,447 (1)	National CineMedia, Inc.	195,528	0.1
19,717 (1)	Ooma, Inc.	277,221	0.1
59,379 (1)	Playstudios, Inc.	110,445	0.0
8,815 (1)	QuinStreet, Inc.	203,362	0.1
20,173	Scholastic Corp.	430,290	0.2
103,054 (1)	Taboola.com Ltd.	376,147	0.2
22,639	Telephone and Data Systems, Inc.	772,216	0.3
16,141 (1)	Thryv Holdings, Inc.	238,887	0.1
40,170 (1)	TripAdvisor, Inc.	593,311	0.3
29,753 (1)	Yelp, Inc.	1,151,441	0.5
		6,954,930	3.0

	Consumer Discretionary: 13.6%
15,631 (1)(2)	1-800-Flowers.com, Inc. - Class A	127,705	0.1
4,620	Academy Sports & Outdoors, Inc.	265,789	0.1
10,697 (1)	Adtalem Global Education, Inc.	971,822	0.4
2,854	Advance Auto Parts, Inc.	134,966	0.1
91,829 (1)	American Axle & Manufacturing Holdings, Inc.	535,363	0.2
56,807	American Eagle Outfitters, Inc.	946,973	0.4
113,721 (1)	AMMO, Inc.	125,093	0.1
4,475 (1)	Asbury Automotive Group, Inc.	1,087,559	0.5
114,057 (1)	BARK, Inc.	209,865	0.1
12,698	Bath & Body Works, Inc.	492,302	0.2
5,624 (1)	Boot Barn Holdings, Inc.	853,836	0.4
1,396 (1)	Brinker International, Inc.	184,677	0.1
4,900	Caleres, Inc.	113,484	0.0
6,317	Carriage Services, Inc.	251,732	0.1
1,995 (1)	Cavco Industries, Inc.	890,229	0.4
15,355 (2)	Cheesecake Factory, Inc.	728,441	0.3
12,977 (1)	Cooper-Standard Holdings, Inc.	175,968	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,220 (1)	Crocs, Inc.	$133,627	0.1
70,897	Dana, Inc.	819,569	0.4
8,801	Dine Brands Global, Inc.	264,910	0.1
5,024 (1)	Etsy, Inc.	265,719	0.1
28,878 (1)	European Wax Center, Inc. - Class A	192,616	0.1
18,879 (1)	Frontdoor, Inc.	1,032,115	0.4
6,198 (1)(2)	GigaCloud Technology, Inc. - Class A	114,787	0.0
25,387 (1)	G-III Apparel Group Ltd.	828,124	0.4
6,572	Golden Entertainment, Inc.	207,675	0.1
1,318 (1)	Grand Canyon Education, Inc.	215,888	0.1
329	Group 1 Automotive, Inc.	138,667	0.1
23,102 (2)	Guess, Inc.	324,814	0.1
2,127	H&R Block, Inc.	112,391	0.0
7,657	Installed Building Products, Inc.	1,341,889	0.6
29,251 (2)	Kohl’s Corp.	410,684	0.2
9,665	Kontoor Brands, Inc.	825,488	0.4
10,679 (1)	Lands’ End, Inc.	140,322	0.1
10,758 (1)	M/I Homes, Inc.	1,430,276	0.6
1,260	Meritage Homes Corp.	193,813	0.1
12,164	Monarch Casino & Resort, Inc.	959,740	0.4
14,825	Movado Group, Inc.	291,756	0.1
2,223	Nathan’s Famous, Inc.	174,750	0.1
13,029	Perdoceo Education Corp.	344,878	0.1
13,400	Phinia, Inc.	645,478	0.3
1,862	PVH Corp.	196,907	0.1
908	Ralph Lauren Corp.	209,730	0.1
4,840	Rent-A-Center, Inc.	141,183	0.1
7,620	Rocky Brands, Inc.	173,736	0.1
18,541 (1)	Rush Street Interactive, Inc.	254,383	0.1
9,383 (1)	Sally Beauty Holdings, Inc.	98,052	0.0
6,213 (1)	Shake Shack, Inc. - Class A	806,447	0.3
4,654	Shoe Carnival, Inc.	153,954	0.1
11,296	Signet Jewelers Ltd.	911,700	0.4
19,068	Six Flags Entertainment Corp.	918,887	0.4
5,085 (1)	Skechers USA, Inc. - Class A	341,915	0.1
1,194 (1)	Skyline Champion Corp.	105,191	0.0
2,738	Sonic Automotive, Inc. - Class A	173,452	0.1
8,197 (1)	Sonos, Inc.	123,283	0.0
17,321	Standard Motor Products, Inc.	536,605	0.2
18,426	Steven Madden Ltd.	783,474	0.3
35,920 (1)	Stoneridge, Inc.	225,218	0.1
10,487 (1)	Stride, Inc.	1,089,914	0.5

33

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,846	Tapestry, Inc.	$512,579	0.2
865 (1)	TopBuild Corp.	269,309	0.1
38,628 (1)	Tri Pointe Homes, Inc.	1,400,651	0.6
25,842 (1)	Urban Outfitters, Inc.	1,418,209	0.6
19,745	VF Corp.	423,728	0.2
21,713	Wendy’s Co.	353,922	0.2
3,949	Weyco Group, Inc.	148,285	0.1
		31,276,494	13.6

	Consumer Staples: 3.3%
16,356	Andersons, Inc.	662,745	0.3
5,000 (1)	BellRing Brands, Inc.	376,700	0.2
8,617 (1)(2)	Central Garden & Pet Co.	334,340	0.1
8,518 (1)	Chefs’ Warehouse, Inc.	420,108	0.2
119	Coca-Cola Consolidated, Inc.	149,939	0.1
25,181	Edgewell Personal Care Co.	846,082	0.4
24,263 (1)	Hain Celestial Group, Inc.	149,218	0.1
17,442 (1)	Honest Co., Inc.	120,873	0.0
2,101	J & J Snack Foods Corp.	325,928	0.1
4,283	National Beverage Corp.	182,756	0.1
6,078	PriceSmart, Inc.	560,209	0.2
32,390 (1)	Simply Good Foods Co.	1,262,562	0.5
6,677	SpartanNash Co.	122,323	0.1
10,204	Turning Point Brands, Inc.	613,260	0.3
17,968 (1)	United Natural Foods, Inc.	490,706	0.2
5,979	Universal Corp.	327,888	0.1
4,794 (1)	US Foods Holding Corp.	323,403	0.1
4,988 (1)	Vita Coco Co., Inc.	184,107	0.1
872	WD-40 Co.	211,617	0.1
		7,664,764	3.3

	Energy: 4.4%
11,051	Archrock, Inc.	275,059	0.1
16,531 (1)	Bristow Group, Inc.	567,013	0.2
20,173	California Resources Corp.	1,046,777	0.5
66,806	Crescent Energy Co. - Class A	976,036	0.4
4,877	Dorian LPG Ltd.	118,852	0.1
6,205	Excelerate Energy, Inc. - Class A	187,701	0.1
17,309 (1)	Forum Energy Technologies, Inc.	268,116	0.1
22,206 (1)	Green Plains, Inc.	210,513	0.1
97,459 (1)	Helix Energy Solutions Group, Inc.	908,318	0.4
3,716	Helmerich & Payne, Inc.	118,986	0.1
4,873	Magnolia Oil & Gas Corp. - Class A	113,931	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
42,509 (1)	Newpark Resources, Inc.	$326,044	0.1
4,686 (1)	Oceaneering International, Inc.	122,211	0.1
31,062 (1)	Oil States International, Inc.	157,174	0.1
150,542	Patterson-UTI Energy, Inc.	1,243,477	0.5
14,767	Peabody Energy Corp.	309,221	0.1
40,238	SM Energy Co.	1,559,625	0.7
46,084 (1)	Talos Energy, Inc.	447,476	0.2
3,869 (1)	Tidewater, Inc.	211,673	0.1
35,541	World Fuel Services Corp.	977,733	0.4
		10,145,936	4.4

	Financials: 19.8%
3,769 (2)	ACNB Corp.	150,119	0.1
41,148	AG Mortgage Investment Trust, Inc.	273,634	0.1
12,022	Angel Oak Mortgage REIT, Inc.	111,564	0.0
28,491	Artisan Partners Asset Management, Inc. - Class A	1,226,538	0.5
4,444 (1)	Atlanticus Holdings Corp.	247,886	0.1
1,605	Axis Capital Holdings Ltd.	142,235	0.1
18,039	Banner Corp.	1,204,464	0.5
41,318	Berkshire Hills Bancorp, Inc.	1,174,671	0.5
40,010	BGC Group, Inc. - Class A	362,491	0.2
5,832	Bread Financial Holdings, Inc.	356,102	0.2
34,211	Capitol Federal Financial, Inc.	202,187	0.1
30,048	Central Pacific Financial Corp.	872,894	0.4
7,974	Chimera Investment Corp.	111,636	0.0
14,921 (1)	Consumer Portfolio Services, Inc.	162,042	0.1
9,969 (1)	Customers Bancorp, Inc.	485,291	0.2
3,298 (1)	Donnelley Financial Solutions, Inc.	206,884	0.1
5,464	Eagle Bancorp, Inc.	142,228	0.1
21,285	Eastern Bankshares, Inc.	367,166	0.2
12,166 (1)	Encore Capital Group, Inc.	581,170	0.3
12,674 (1)	Enova International, Inc.	1,215,183	0.5
2,362	Esquire Financial Holdings, Inc.	187,779	0.1
837	Evercore, Inc. - Class A	232,008	0.1

34

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
65,093 (1)	EZCORP, Inc. - Class A	$795,436	0.3
70,211	First BanCorp/Puerto Rico	1,305,223	0.6
18,855	First Busey Corp.	444,412	0.2
10,219	First Financial Bancorp	274,687	0.1
63,869	Franklin BSP Realty Trust, Inc.	800,917	0.3
164,490 (1)	Genworth Financial, Inc. - Class A	1,149,785	0.5
7,991 (1)	Goosehead Insurance, Inc. - Class A	856,795	0.4
11,041 (1)	Green Dot Corp. - Class A	117,476	0.0
3,563	Guaranty Bancshares, Inc.	123,280	0.1
10,821 (1)	Hagerty, Inc. - Class A	104,423	0.0
10,328 (1)	Hamilton Insurance Group Ltd. - Class B	196,542	0.1
8,011	Hancock Whitney Corp.	438,362	0.2
36,726	Hanmi Financial Corp.	867,468	0.4
16,635	Heritage Financial Corp.	407,558	0.2
65,362	Hope Bancorp, Inc.	803,299	0.3
6,795	Horace Mann Educators Corp.	266,568	0.1
12,250	Independent Bank Corp. Michigan	426,668	0.2
3,017	Jackson Financial, Inc. - Class A	262,720	0.1
75,090	KKR Real Estate Finance Trust, Inc.	758,409	0.3
12,412	Ladder Capital Corp.	138,890	0.1
22,676 (1)	LendingClub Corp.	367,124	0.2
7,467	Lincoln National Corp.	236,779	0.1
12,519 (2)	Medallion Financial Corp.	117,553	0.0
3,849	Mercantile Bank Corp.	171,242	0.1
17,876	Mercury General Corp.	1,188,397	0.5
16,203	Moelis & Co. - Class A	1,197,078	0.5
13,698 (1)	Mr Cooper Group, Inc.	1,315,145	0.6
39,674	Navient Corp.	527,267	0.2
4,552	NBT Bancorp, Inc.	217,404	0.1
34,261 (1)	NMI Holdings, Inc. - Class A	1,259,434	0.5
15,333	OceanFirst Financial Corp.	277,527	0.1
26,265	OFG Bancorp	1,111,535	0.5
5,470	OneMain Holdings, Inc.	285,151	0.1
119,918 (1)	Payoneer Global, Inc.	1,203,977	0.5
62,870	PennyMac Mortgage Investment Trust	791,533	0.3
4,661	Piper Sandler Cos.	1,398,067	0.6
6,341	PJT Partners, Inc. - Class A	1,000,673	0.4
13,187 (1)	PRA Group, Inc.	275,476	0.1
10,926 (1)	ProAssurance Corp.	173,833	0.1
15,814	PROG Holdings, Inc.	668,300	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
28,225	Radian Group, Inc.	$895,297	0.4
2,879	Red River Bancshares, Inc.	155,408	0.1
79,270	Redwood Trust, Inc.	517,633	0.2
8,047	Regional Management Corp.	273,437	0.1
12,409 (1)	Remitly Global, Inc.	280,071	0.1
1,738	Republic Bancorp, Inc. - Class A	121,434	0.1
36,123	Rithm Capital Corp.	391,212	0.2
23,174	S&T Bancorp, Inc.	885,710	0.4
6,616	Sierra Bancorp	191,335	0.1
8,396 (1)	SiriusPoint Ltd.	137,610	0.1
22,239	Southside Bancshares, Inc.	706,311	0.3
3,926	Timberland Bancorp, Inc.	119,782	0.0
11,123	Tiptree, Inc.	232,026	0.1
5,107	Tompkins Financial Corp.	346,408	0.1
42,403	TPG RE Finance Trust, Inc.	360,426	0.2
2,574 (1)	Trupanion, Inc.	124,067	0.1
21,881	TrustCo Bank Corp. NY	728,856	0.3
36,666	Two Harbors Investment Corp.	433,759	0.2
5,901	United Fire Group, Inc.	167,883	0.1
21,972	Universal Insurance Holdings, Inc.	462,730	0.2
3,818	Unum Group	278,829	0.1
3,699	Virtus Investment Partners, Inc.	815,925	0.4
18,191	Westamerica BanCorp	954,300	0.4
75,274	WisdomTree, Inc.	790,377	0.3
15,305	WSFS Financial Corp.	813,155	0.4
		45,522,566	19.8

	Health Care: 11.1%
8,930 (1)	10X Genomics, Inc. - Class A	128,235	0.1
7,987 (1)	Addus HomeCare Corp.	1,001,170	0.4
38,902 (1)	ADMA Biologics, Inc.	667,169	0.3
29,279 (1)	Alkermes PLC	842,064	0.4
27,581 (1)	Amicus Therapeutics, Inc.	259,813	0.1
10,847 (1)	AMN Healthcare Services, Inc.	259,460	0.1
4,589 (1)	Amphastar Pharmaceuticals, Inc.	170,390	0.1
2,305 (1)	ANI Pharmaceuticals, Inc.	127,420	0.1
8,157 (1)	Arcus Biosciences, Inc.	121,458	0.1
12,556 (1)	Ardent Health Partners, Inc.	214,456	0.1
19,787 (1)	Aurinia Pharmaceuticals, Inc.	177,687	0.1
6,406 (1)	CareDx, Inc.	137,152	0.1

35

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
18,812 (1)	Catalyst Pharmaceuticals, Inc.	$392,606	0.2
12,593 (2)	CONMED Corp.	861,865	0.4
10,737 (1)	Corcept Therapeutics, Inc.	541,037	0.2
2,179 (1)	Doximity, Inc. - Class A	116,337	0.0
9,635	Embecta Corp.	198,963	0.1
11,370 (1)	Exelixis, Inc.	378,621	0.2
3,766 (1)	Glaukos Corp.	564,674	0.2
12,636 (1)	Harmony Biosciences Holdings, Inc.	434,805	0.2
3,650	HealthStream, Inc.	116,070	0.0
61,141 (1)	HilleVax, Inc.	126,562	0.1
30,534 (1)(2)	Hims & Hers Health, Inc.	738,312	0.3
14,307 (1)	Inari Medical, Inc.	730,372	0.3
3,445 (1)	Insmed, Inc.	237,843	0.1
5,976 (1)	Inspire Medical Systems, Inc.	1,107,831	0.5
4,501 (1)	Integer Holdings Corp.	596,473	0.3
5,511	iRadimed Corp.	303,105	0.1
8,527 (1)	Kiniksa Pharmaceuticals International PLC	168,664	0.1
1,121 (1)	Krystal Biotech, Inc.	175,616	0.1
3,205 (1)	Lantheus Holdings, Inc.	286,719	0.1
9,449	LeMaitre Vascular, Inc.	870,631	0.4
4,934 (1)	LivaNova PLC	228,494	0.1
37,163 (1)(2)	MacroGenics, Inc.	120,780	0.1
17,409 (1)	Merit Medical Systems, Inc.	1,683,799	0.7
20,831 (1)	Myriad Genetics, Inc.	285,593	0.1
1,854 (1)	Natera, Inc.	293,488	0.1
3,158 (2)	National HealthCare Corp.	339,675	0.1
122,928 (1)	Nektar Therapeutics	114,323	0.0
23,055 (1)	NeoGenomics, Inc.	379,946	0.2
6,206 (1)	Omnicell, Inc.	276,291	0.1
43,116 (1)	Owens & Minor, Inc.	563,526	0.2
15,646	Phibro Animal Health Corp. - Class A	328,566	0.1
19,879 (1)	Prestige Consumer Healthcare, Inc.	1,552,351	0.7
45,672 (1)	Privia Health Group, Inc.	892,888	0.4
27,453 (1)	Progyny, Inc.	473,564	0.2
16,058 (1)	Protagonist Therapeutics, Inc.	619,839	0.3
1,571 (1)	RadNet, Inc.	109,719	0.0
14,636 (1)	REGENXBIO, Inc.	113,136	0.0
4,842 (1)	RxSight, Inc.	166,468	0.1
24,623 (1)	Sage Therapeutics, Inc.	133,703	0.1
11,525 (1)	SI-BONE, Inc.	161,581	0.1
7,248 (1)	STAAR Surgical Co.	176,054	0.1
27,470 (1)	Supernus Pharmaceuticals, Inc.	993,315	0.4
23,333 (1)	Tactile Systems Technology, Inc.	399,694	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,243 (1)	Tandem Diabetes Care, Inc.	$332,933	0.1
16,486 (1)	TG Therapeutics, Inc.	496,229	0.2
2,095 (1)(2)	TransMedics Group, Inc.	130,623	0.1
21,377 (1)	Varex Imaging Corp.	311,890	0.1
18,675 (1)	Xencor, Inc.	429,152	0.2
38,589 (1)	Zentalis Pharmaceuticals, Inc.	116,925	0.0
16,318 (1)(2)	Zynex, Inc.	130,707	0.1
		25,408,832	11.1

	Industrials: 17.5%
1,804 (1)	AAR Corp.	110,549	0.0
39,240	ACCO Brands Corp.	206,010	0.1
1,846	Acuity Brands, Inc.	539,272	0.2
2,614 (1)	AeroVironment, Inc.	402,268	0.2
2,578	Air Lease Corp.	124,285	0.1
32,396 (1)	Alaska Air Group, Inc.	2,097,641	0.9
4,983	Albany International Corp. - Class A	398,491	0.2
7,021	Allient, Inc.	170,470	0.1
22,658 (1)	American Airlines Group, Inc.	394,929	0.2
15,999	Apogee Enterprises, Inc.	1,142,489	0.5
5,104	ArcBest Corp.	476,305	0.2
1,604	Arcosa, Inc.	155,171	0.1
4,906	Armstrong World Industries, Inc.	693,365	0.3
24,341 (1)	Array Technologies, Inc.	147,020	0.1
2,695 (1)	Avis Budget Group, Inc.	217,244	0.1
3,310	Barrett Business Services, Inc.	143,786	0.1
1,612 (1)	BlueLinx Holdings, Inc.	164,682	0.1
13,237	Boise Cascade Co.	1,573,350	0.7
8,342 (1)	Bowman Consulting Group Ltd.	208,133	0.1
18,937	Brady Corp. - Class A	1,398,497	0.6
4,132 (1)	Cimpress PLC	296,347	0.1
29,397 (1)	Concrete Pumping Holdings, Inc.	195,784	0.1
10,973 (1)	Core & Main, Inc. - Class A	558,635	0.2
3,548	CSW Industrials, Inc.	1,251,734	0.5
22,373	Deluxe Corp.	505,406	0.2
13,131 (1)	DXP Enterprises, Inc.	1,084,883	0.5
929 (1)	Dycom Industries, Inc.	161,702	0.1
8,906	EnPro Industries, Inc.	1,535,840	0.7
2,581 (1)	Everus Construction Group, Inc.	169,701	0.1
1,290	Federal Signal Corp.	119,183	0.0
15,723	Franklin Electric Co., Inc.	1,532,206	0.7
12,342 (1)	Gates Industrial Corp. PLC	253,875	0.1
5,080 (1)	Gibraltar Industries, Inc.	299,212	0.1

36

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
16,587 (1)	GMS, Inc.	$1,407,075	0.6
4,366	Granite Construction, Inc.	382,942	0.2
9,839	Griffon Corp.	701,226	0.3
14,010 (1)	Hayward Holdings, Inc.	214,213	0.1
4,391	Heidrick & Struggles International, Inc.	194,565	0.1
11,478	HNI Corp.	578,147	0.2
21,662 (1)	Hudson Technologies, Inc.	120,874	0.0
9,426 (1)	IBEX Holdings Ltd.	202,565	0.1
26,522	Interface, Inc.	645,811	0.3
30,647	Kelly Services, Inc. - Class A	427,219	0.2
25,195	Kennametal, Inc.	605,184	0.3
9,305	Korn Ferry	627,622	0.3
33,301 (1)	Legalzoom.com, Inc.	250,091	0.1
1,331 (1)	Limbach Holdings, Inc.	113,854	0.0
18,810 (1)	Liquidity Services, Inc.	607,375	0.3
9,918 (1)	Lyft, Inc. - Class A	127,942	0.1
33,182	Marten Transport Ltd.	517,971	0.2
12,124 (1)	Matrix Service Co.	145,124	0.1
2,246	Matson, Inc.	302,851	0.1
13,421 (1)	Mistras Group, Inc.	121,594	0.0
740	Moog, Inc. - Class A	145,662	0.1
8,784 (1)	MRC Global, Inc.	112,260	0.0
6,830	Mueller Water Products, Inc. - Class A	153,675	0.1
56,300 (1)	NOW, Inc.	732,463	0.3
3,691	nVent Electric PLC	251,579	0.1
14,792 (1)	Orion Group Holdings, Inc.	108,425	0.0
4,288	Park-Ohio Holdings Corp.	112,646	0.0
65,558	Pitney Bowes, Inc.	474,640	0.2
2,710	Powell Industries, Inc.	600,671	0.3
23,513	Quanex Building Products Corp.	569,955	0.2
57,995 (1)	Resideo Technologies, Inc.	1,336,785	0.6
5,051	Robert Half International, Inc.	355,893	0.2
31,766	Safe Bulkers, Inc.	113,405	0.0
9,620 (1)	SkyWest, Inc.	963,251	0.4
10,339 (1)	SPX Technologies, Inc.	1,504,531	0.7
4,002	Standex International Corp.	748,334	0.3
25,118	Steelcase, Inc. - Class A	296,895	0.1
11,296 (1)	Sun Country Airlines Holdings, Inc.	164,696	0.1
7,812 (1)	TaskUS, Inc. - Class A	132,335	0.1
10,228	Tennant Co.	833,889	0.4
7,977 (1)	Thermon Group Holdings, Inc.	229,498	0.1
12,203 (1)	Triumph Group, Inc.	227,708	0.1
6,403	UniFirst Corp.	1,095,489	0.5
5,038 (1)	Vicor Corp.	243,436	0.1
18,310 (1)(2)	VirTra, Inc.	123,592	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,294	Watts Water Technologies, Inc. - Class A	$263,070	0.1
32,377	Zurn Elkay Water Solutions Corp.	1,207,662	0.5
		40,125,155	17.5

	Information Technology: 12.4%
30,608	A10 Networks, Inc.	563,187	0.2
28,368 (1)	ACI Worldwide, Inc.	1,472,583	0.6
18,102	Adeia, Inc.	253,066	0.1
21,712 (1)	ADTRAN Holdings, Inc.	180,861	0.1
3,203	Advanced Energy Industries, Inc.	370,363	0.2
13,002 (1)	Alarm.com Holdings, Inc.	790,522	0.3
7,755 (1)	Alkami Technology, Inc.	284,453	0.1
51,948 (1)	Arlo Technologies, Inc.	581,298	0.3
17,485 (1)	Aviat Networks, Inc.	316,653	0.1
11,167 (1)	Axcelis Technologies, Inc.	780,238	0.3
1,560	Badger Meter, Inc.	330,907	0.1
6,994	Benchmark Electronics, Inc.	317,528	0.1
30,066 (1)	Box, Inc. - Class A	950,086	0.4
13,241 (1)	Calix, Inc.	461,714	0.2
31,890 (1)	CEVA, Inc.	1,006,130	0.4
24,898 (2)	Clear Secure, Inc. - Class A	663,283	0.3
26,779 (1)	Cohu, Inc.	714,999	0.3
12,705	CSG Systems International, Inc.	649,353	0.3
2,043 (1)	Dave, Inc.	177,578	0.1
13,367 (1)	Digi International, Inc.	404,084	0.2
20,560 (1)	DoubleVerify Holdings, Inc.	394,958	0.2
49,442 (1)	DXC Technology Co.	987,851	0.4
14,616 (1)	ePlus, Inc.	1,079,830	0.5
1,534 (1)	Euronet Worldwide, Inc.	157,757	0.1
3,334	EVERTEC, Inc.	115,123	0.0
30,976 (1)	Extreme Networks, Inc.	518,538	0.2
5,822 (1)	FARO Technologies, Inc.	147,646	0.1
12,524 (1)	FormFactor, Inc.	551,056	0.2
34,719 (1)	Harmonic, Inc.	459,332	0.2
12,827 (1)	Ichor Holdings Ltd.	413,286	0.2
982 (1)	Impinj, Inc.	142,645	0.1
3,920 (1)	Insight Enterprises, Inc.	596,232	0.3
600	InterDigital, Inc.	116,232	0.1
10,018 (1)	Itron, Inc.	1,087,754	0.5
27,335 (1)	LiveRamp Holdings, Inc.	830,164	0.4
36,104 (1)(2)	Marathon Digital Holdings, Inc.	605,464	0.3
8,779 (1)	MaxLinear, Inc.	173,649	0.1
5,321 (1)	NCR Atleos Corp.	180,488	0.1

37

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,936 (1)	NCR Corp.	$109,834	0.0
31,414 (1)	NetScout Systems, Inc.	680,427	0.3
12,511 (1)	Pagaya Technologies Ltd. - Class A	116,227	0.1
9,487	PC Connection, Inc.	657,164	0.3
28,161 (1)	PDF Solutions, Inc.	762,600	0.3
18,095 (1)	Photronics, Inc.	426,318	0.2
5,110	Progress Software Corp.	332,917	0.1
4,239 (1)	Qorvo, Inc.	296,433	0.1
3,637 (1)	Rambus, Inc.	192,252	0.1
3,058 (1)	Red Violet, Inc.	110,700	0.0
83,721 (1)	Ribbon Communications, Inc.	348,279	0.2
76,108 (1)	Sabre Corp.	277,794	0.1
1,676 (1)	Sanmina Corp.	126,823	0.1
20,025 (1)	ScanSource, Inc.	950,186	0.4
10,024 (1)	Semtech Corp.	619,984	0.3
5,998 (1)	SMART Global Holdings, Inc.	115,102	0.0
68,097 (1)	SmartRent, Inc.	119,170	0.1
8,217 (1)(2)	SolarEdge Technologies, Inc.	111,751	0.0
6,636 (1)	SPS Commerce, Inc.	1,220,958	0.5
17,362 (1)	Unisys Corp.	109,901	0.0
14,411 (1)	Veeco Instruments, Inc.	386,215	0.2
11,573 (1)	Viant Technology, Inc. - Class A	219,771	0.1
26,565 (1)	Viavi Solutions, Inc.	268,307	0.1
20,260 (2)	Xerox Holdings Corp.	170,792	0.1
		28,556,796	12.4

	Materials: 5.0%
877 (1)	Alpha Metallurgical Resources, Inc.	175,505	0.1
30,913 (1)	ATI, Inc.	1,701,452	0.7
881	Balchem Corp.	143,599	0.1
1,793	Carpenter Technology Corp.	304,290	0.1
13,526	Element Solutions, Inc.	343,966	0.2
16,942	HB Fuller Co.	1,143,246	0.5
5,323 (1)	Ingevity Corp.	216,912	0.1
7,769	Innospec, Inc.	855,056	0.4
8,559	Kaiser Aluminum Corp.	601,441	0.3
8,043	Koppers Holdings, Inc.	260,593	0.1
3,693	Materion Corp.	365,164	0.2
24,096	Mativ Holdings, Inc.	262,646	0.1
15,518	Minerals Technologies, Inc.	1,182,627	0.5
10,956 (1)	O-I Glass, Inc.	118,763	0.1
3,338	Olympic Steel, Inc.	109,520	0.0
5,904	Quaker Chemical Corp.	831,047	0.4
10,443	Ramaco Resources, Inc. - Class A	107,145	0.0
129	Ramaco Resources, Inc. - Class B	1,275	0.0
9,375	Sealed Air Corp.	317,156	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
4,307	Sensient Technologies Corp.	$306,917	0.1
85,148	SunCoke Energy, Inc.	911,084	0.4
3,067	Sylvamo Corp.	242,354	0.1
39,915 (1)	TimkenSteel Corp.	563,999	0.2
2,771	Warrior Met Coal, Inc.	150,299	0.1
6,075	Worthington Industries, Inc.	243,668	0.1
		11,459,724	5.0

	Real Estate: 6.4%
8,047	Acadia Realty Trust	194,416	0.1
56,534	Alexander & Baldwin, Inc.	1,002,913	0.4
30,335	Apple Hospitality REIT, Inc.	465,642	0.2
16,847	Brixmor Property Group, Inc.	469,020	0.2
4,154	CareTrust REIT, Inc.	112,366	0.0
14,563	CBL & Associates Properties, Inc.	428,298	0.2
5,647	Centerspace	373,549	0.2
63,251	Chatham Lodging Trust	566,096	0.2
29,957 (1)	Compass, Inc. - Class A	175,248	0.1
5,823 (2)	CTO Realty Growth, Inc.	114,771	0.1
79,217 (1)	Cushman & Wakefield PLC	1,036,158	0.5
83,609	DiamondRock Hospitality Co.	754,989	0.3
4,775	Essential Properties Realty Trust, Inc.	149,362	0.1
1,592 (1)	Jones Lang LaSalle, Inc.	402,999	0.2
9,164	Kilroy Realty Corp.	370,684	0.2
20,541	LTC Properties, Inc.	709,692	0.3
5,678	Macerich Co.	113,106	0.0
2,919	National Health Investors, Inc.	202,287	0.1
28,134	Newmark Group, Inc. - Class A	360,397	0.2
45,664	Outfront Media, Inc.	810,079	0.4
19,274	Pebblebrook Hotel Trust	261,163	0.1
29,177	Phillips Edison & Co., Inc.	1,092,970	0.5
10,501 (1)	RE/MAX Holdings, Inc. - Class A	112,046	0.0
3,948	Ryman Hospitality Properties, Inc.	411,934	0.2
14,369	Saul Centers, Inc.	557,517	0.2
1,647	SL Green Realty Corp.	111,864	0.0
82,456	Summit Hotel Properties, Inc.	564,824	0.2
45,430	Tanger Factory Outlet Centers, Inc.	1,550,526	0.7
3,269	Terreno Realty Corp.	193,329	0.1
53,293	Whitestone REIT	755,162	0.3

38

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
9,133	Xenia Hotels & Resorts, Inc.	$135,716	0.1
		14,559,123	6.4

	Utilities: 2.2%
38,560	Avista Corp.	1,412,453	0.6
5,834	Black Hills Corp.	341,406	0.1
3,348	Chesapeake Utilities Corp.	406,280	0.2
9,405	National Fuel Gas Co.	570,695	0.2
25,001	Northwest Natural Holding Co.	989,039	0.4
6,920	NorthWestern Corp.	369,943	0.2
1,546	Otter Tail Corp.	114,157	0.1
4,583	SJW Group	225,575	0.1
12,510	Unitil Corp.	677,917	0.3
		5,107,465	2.2
	Total Common Stock (Cost $195,123,514)	226,781,785	98.7
RIGHTS: —%
	Health Care: —%
7,651 (3)(4)	Aduro Biotech - CVR	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $195,123,514)	226,781,785	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Repurchase Agreements: 2.3%
1,263,699 (5)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,264,018, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $1,288,973, due 10/01/27-11/01/54)	1,263,699	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,263,699 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,264,018, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,288,973, due 10/01/29-02/01/57)	$1,263,699	0.6
286,224 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $286,294, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $291,949, due 03/27/25-01/01/55)	286,224	0.1
1,263,699 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,264,020, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,288,973, due 11/01/51-12/01/54)	1,263,699	0.6

39

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,263,699 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,264,027, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,285,596, due 01/15/26-02/15/53)	$1,263,699	0.5
	Total Repurchase Agreements (Cost $5,341,020)	5,341,020	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
2,376,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $2,376,000)	$2,376,000	1.1
	Total Short-Term Investments (Cost $7,717,020)	7,717,020	3.4
	Total Investments in Securities (Cost $202,840,534)	$234,498,805	102.1
	Liabilities in Excess of Other Assets	(4,923,715)	(2.1)
	Net Assets	$229,575,090	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

40

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$226,781,785	$—	$—	$226,781,785
Short-Term Investments	2,376,000	5,341,020	—	7,717,020
Total Investments, at fair value	$229,157,785	$5,341,020	$—	$234,498,805
Liabilities Table
Other Financial Instruments+
Futures	$(128,972)	$—	$—	$(128,972)
Total Liabilities	$(128,972)	$—	$—	$(128,972)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At December 31, 2024, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
E-mini Russell 2000 Index	19	03/21/25	$2,137,310	$(128,972)
			$2,137,310	$(128,972)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$128,972
Total Liability Derivatives		$128,972

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

41

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$523,896
Total	$523,896

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(439,278)
Total	$(439,278)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $203,341,412.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$43,211,634
Gross Unrealized Depreciation	(12,183,213)
Net Unrealized Appreciation	$31,028,421

42

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Index Plus LargeCap Portfolio
Class ADV	NII	$0.1221
Class I	NII	$0.2469
Class S	NII	$0.1792
All Classes	STCG	$0.0535
All Classes	LTCG	$1.2596
Voya Index Plus MidCap Portfolio
Class I	NII	$0.2186
Class S	NII	$0.1677
All Classes	STCG	$0.0317
All Classes	LTCG	$0.6331
Voya Index Plus SmallCap Portfolio
Class I	NII	$0.2783
Class S	NII	$0.2210
All Classes	STCG	$0.0758
All Classes	LTCG	$0.6575

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Index Plus LargeCap Portfolio	99.98%
Voya Index Plus MidCap Portfolio	93.81%
Voya Index Plus SmallCap Portfolio	100.00%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Index Plus LargeCap Portfolio	$38,662,275
Voya Index Plus MidCap Portfolio	$15,384,793
Voya Index Plus SmallCap Portfolio	$ 6,834,011

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

43

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Directors (“Board”) of Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, and Voya Index Plus SmallCap Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program,

44

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Company’s Chief Investment

Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the

45

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Index Plus LargeCap Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Plus LargeCap Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year, three-year and ten-year periods and the third quintile for the five-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolios’ contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio for the Portfolio is ranked in the second quintile.

Voya Index Plus MidCap Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Plus MidCap Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and three-year periods and the third quintile for the five-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described

46

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s management fee rate and net expense ratio.

Voya Index Plus SmallCap Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Plus SmallCap Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year and three-year periods, the third quintile for the five-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s management fee rate and net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

47

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-AIP (1224)

Annual Financial Statements and Other Information

December 31, 2024

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio, Voya VACS Index Series S Portfolio and the Boards of Directors/ Trustees of Voya Variable Portfolios, Inc. and Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio and Voya VACS Index Series S Portfolio (collectively referred to as the “Portfolios”) (four portfolios constituting Voya Variable Portfolios, Inc. and one portfolio constituting Voya Investors Trust, respectively (collectively referred to as the “Registrants”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting the Registrants	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya VACS Index Series EM Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from March 15, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from March 15, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series I Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from February 3, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from February 3, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series MC Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series SC Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from January 20, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from January 20, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series S Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and the period from January 27, 2023 (commencement of operations) through December 31, 2023

 1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Basis for Opinion

These financial statements are the responsibility of the Registrant’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Registrants are not required to have, nor were we engaged to perform, an audit of the Registrants’ internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Registrants’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

 2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$436,991,821	$1,634,139,685	$462,880,610
Investments in affiliates at fair value**	–	–	262,311
Short-term investments at fair value†	14,079,008	90,788,719	10,231,030
Cash	94	34	135,878
Cash collateral for futures contracts	351,991	1,363,495	103,995
Foreign currencies at value‡	522,569	2,428,152	–
Receivables:
Investment securities sold	3,223	185,319	–
Fund shares sold	347	868	347
Dividends	648,773	1,738,091	420,027
Interest	17	6	102
Foreign tax reclaims	57,598	4,321,454	–
Variation margin on futures contracts	–	–	3,400
Other assets	1,388	5,741	1,598
Total assets	452,656,829	1,734,971,564	474,039,298
LIABILITIES:
Payable for investment securities purchased	3,229	–	285,302
Payable for fund shares redeemed	420,035	1,559,770	446,849
Payable upon receipt of securities loaned	4,672,008	58,947,719	9,006,030
Variation margin payable on futures contracts	31,804	39,431	–
Payable for unified fees	59,440	223,166	61,163
Payable to directors under the deferred compensation plan (Note 5)	1,388	5,741	1,598
Payable for foreign capital gains tax	2,298,159	–	–
Total liabilities	7,486,063	60,775,827	9,800,942
NET ASSETS	$445,170,766	$1,674,195,737	$464,238,356

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$419,854,866	$1,532,494,811	$376,034,103
Total distributable earnings	25,315,900	141,700,926	88,204,253
NET ASSETS	$445,170,766	$1,674,195,737	$464,238,356

+ Including securities loaned at value	$4,053,879	$55,854,571	$8,802,314
* Cost of investments in securities	$414,112,226	$1,519,299,906	$390,315,591
** Cost of investments in affiliates	$—	$—	$266,673
† Cost of short-term investments	$14,079,008	$90,788,719	$10,231,030
‡ Cost of foreign currencies	$524,882	$2,452,109	$—

Net assets	$445,170,766	$1,674,195,737	$464,238,356
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	39,406,321	152,278,755	37,487,673
Net asset value and redemption price per share	$11.30	$10.99	$12.38

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$3,690,750,344	$228,723,817
Short-term investments at fair value†	43,009,320	14,861,988
Cash	567,213	25,450
Cash collateral for futures contracts	2,599,344	623,838
Receivables:
Investment securities sold	–	62,439
Fund shares sold	2,255	–
Dividends	2,423,384	265,183
Interest	435	40
Foreign tax reclaims	–	3,498
Variation margin on futures contracts	–	7,056
Other assets	13,802	1,160
Total assets	3,739,366,097	244,574,469
LIABILITIES:
Payable for fund shares redeemed	3,450,976	246,980
Payable upon receipt of securities loaned	947,320	7,866,988
Variation margin payable on futures contracts	179,458	–
Payable for unified fees	484,823	32,093
Payable to directors/ trustees under the deferred compensation plan (Note 5)	13,802	1,160
Total liabilities	5,076,379	8,147,221
NET ASSETS	$3,734,289,718	$236,427,248

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,381,291,788	$175,880,577
Total distributable earnings	1,352,997,930	60,546,671
NET ASSETS	$3,734,289,718	$236,427,248

+ Including securities loaned at value	$924,863	$7,606,386
* Cost of investments in securities	$2,547,176,899	$189,087,465
† Cost of short-term investments	$43,009,320	$14,861,988

Net assets	$3,734,289,718	$236,427,248
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	256,071,416	19,911,711
Net asset value and redemption price per share	$14.58	$11.87

See Accompanying Notes to Financial Statements

 4

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,827,952	$47,916,927	$7,485,019
Dividends from affiliates	—	—	6,951
Interest	7,932	82,247	13,145
Securities lending income, net	12,539	201,519	70,721
Other	1,693	7,907	2,213
Total investment income	8,850,116	48,208,600	7,578,049
EXPENSES:
Unified fees	538,242	2,470,710	719,020
Directors fees	21,318	91,788	25,472
Interest expense	34,368	13,099	4,796
Total expenses	593,928	2,575,597	749,288
Net investment income	8,256,188	45,633,003	6,828,761
REALIZED AND UNREALIZED GAIN (LOSS):	–	–	–
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(849,071)	(11,133,066)	9,280,598
Sale of investments in affiliates	—	—	1,546
Forward foreign currency contracts	(1,119)	197,438	—
Foreign currency related transactions	(410,639)	(478,969)	—
Futures	951,769	2,534,274	233,412
Net realized gain (loss)	(309,060)	(8,880,323)	9,515,556
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	5,269,386	20,595,463	46,804,231
Affiliates	—	—	(14,951)
Foreign currency related transactions	(21,867)	(277,403)	—
Futures	(663,661)	(2,850,792)	(157,089)
Net change in unrealized appreciation (depreciation)	4,583,858	17,467,268	46,632,191
Net realized and unrealized gain	4,274,798	8,586,945	56,147,747
Increase in net assets resulting from operations	$12,530,986	$54,219,948	$62,976,508

* Foreign taxes withheld	$991,982	$4,869,007	$4,489
^ Foreign capital gains taxes withheld	$714,186	$—	$—
# Change in foreign capital gains taxes accrued	$308,181	$—	$—

See Accompanying Notes to Financial Statements

 5

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$54,469,832	$3,558,733
Interest	142,452	25,313
Securities lending income, net	9,522	188,463
Other	18,233	1,491
Total investment income	54,640,039	3,774,000
EXPENSES:
Unified fees	5,719,849	422,031
Director/ Trustee fees and expenses	220,299	19,757
Interest expense	27,612	20,708
Total expenses	5,967,760	462,496
Net investment income	48,672,279	3,311,504
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	151,863,931	18,443,389
Futures	11,752,671	795,612
Net realized gain	163,616,602	19,239,001
Net change in unrealized appreciation (depreciation) on:
Investments	633,656,611	6,356,602
Futures	(2,778,998)	(1,212,529)
Net change in unrealized appreciation (depreciation)	630,877,613	5,144,073
Net realized and unrealized gain	794,494,215	24,383,074
Increase in net assets resulting from operations	$843,166,494	$27,694,578
* Foreign taxes withheld	$9,924	$8,741

See Accompanying Notes to Financial Statements

 6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio		Voya VACS Index Series I Portfolio
	Year Ended December 31, 2024	March 15, 2023(1) to December 31, 2023	Year Ended December 31, 2024	February 3, 2023(1) to December 31, 2023
FROM OPERATIONS:
Net investment income	$8,256,188	$10,717,097	$45,633,003	$34,857,083
Net realized loss	(309,060)	(1,958,961)	(8,880,323)	(3,057,144)
Net change in unrealized appreciation (depreciation)	4,583,858	15,619,158	17,467,268	96,008,712
Increase in net assets resulting from operations	12,530,986	24,377,294	54,219,948	127,808,651
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(11,592,380)	—	(40,327,673)	—
Total distributions	(11,592,380)	—	(40,327,673)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	184,214,420	624,123,073	280,501,176	1,528,230,027
Reinvestment of distributions	11,592,380	—	40,327,673	—
	195,806,800	624,123,073	320,828,849	1,528,230,027
Cost of shares redeemed	(154,379,659)	(245,695,348)	(225,711,965)	(90,852,100)
Net increase in net assets resulting from capital share transactions	41,427,141	378,427,725	95,116,884	1,437,377,927
Net increase in net assets	42,365,747	402,805,019	109,009,159	1,565,186,578
NET ASSETS:
Beginning of year or period	402,805,019	—	1,565,186,578
End of year or period	$445,170,766	$402,805,019	$1,674,195,737	$1,565,186,578

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series MC Portfolio		Voya VACS Index Series S Portfolio
	Year Ended December 31, 2024	January 27, 2023(1) to December 31, 2023	Year Ended December 31, 2024	January 27, 2023(1) to December 31, 2023
FROM OPERATIONS:
Net investment income	$6,828,761	$4,967,881	$48,672,279	$48,572,861
Net realized gain	9,515,556	743,402	163,616,602	16,222,288
Net change in unrealized appreciation (depreciation)	46,632,191	25,838,113	630,877,613	511,288,927
Increase in net assets resulting from operations	62,976,508	31,549,396	843,166,494	576,084,076
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(6,315,232)	—	(66,236,266)	—
Total distributions	(6,315,232)	—	(66,236,266)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	221,351,678	387,514,709	577,006,751	3,479,332,818
Reinvestment of distributions	6,315,232	—	66,236,266	—
	227,666,910	387,514,709	643,243,017	3,479,332,818
Cost of shares redeemed	(197,023,868)	(42,130,067)	(1,174,487,050)	(566,813,371)
Net increase (decrease) in net assets resulting from capital share transactions	30,643,042	345,384,642	(531,244,033)	2,912,519,447
Net increase in net assets	87,304,318	376,934,038	245,686,195	3,488,603,523
NET ASSETS:
Beginning of year or period	376,934,038	—	3,488,603,523	—
End of year or period	$464,238,356	$376,934,038	$3,734,289,718	$3,488,603,523

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series SC Portfolio
	Year Ended December 31, 2024	January 20, 2023(1) to December 31, 2023
FROM OPERATIONS:
Net investment income	$3,311,504	$5,121,203
Net realized gain	19,239,001	1,653,462
Net change in unrealized appreciation (depreciation)	5,144,073	34,151,249
Increase in net assets resulting from operations	27,694,578	40,925,914
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,073,821)	—
Total distributions	(8,073,821)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,077,563	415,681,393
Reinvestment of distributions	8,073,821	—
	51,151,384	415,681,393
Cost of shares redeemed	(250,972,455)	(39,979,745)
Net increase (decrease) in net assets resulting from capital share transactions	(199,821,071)	375,701,648
Net increase (decrease) in net assets	(180,200,314)	416,627,562
NET ASSETS:
Beginning of year or period	416,627,562	—
End of year or period	$236,427,248	$416,627,562

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 9

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya VACS Index Series EM Portfolio
12-31-24	11.00	0.27•	0.45	0.72	0.42	—	—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27•	0.73	1.00	—	—	—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
12-31-24	10.90	0.31•	0.06	0.37	0.28	—	—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28•	0.62	0.90	—	—	—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
12-31-24	10.88	0.17•	1.46	1.63	0.10	0.03	—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15•	0.73	0.88	—	—	—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
12-31-24	11.88	0.17•	2.76	2.93	0.17	0.06	—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16•	1.72	1.88	—	—	—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
12-31-24	11.01	0.13•	1.07	1.20	0.22	0.12	—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236,427	17
01-20-23(5)- 12-31-23	10.00	0.14•	0.87	1.01	—	—	—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

 10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

 11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

 12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

 13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

 14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

There was no open OTC derivatives at December 31, 2024 for any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,794	$8,462
Series I	—	13,552

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. There were no open forward foreign currency contracts for Series EM and Series I at December 31, 2024.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract

 15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2024, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$9,784,697
Series I	48,141,093
Series MC	1,511,644
Series S	8,319,077
Series SC	40,132,823

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of December 31, 2024.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

 16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$164,018,621	$128,249,172
Series I	209,363,356	99,900,387
Series MC	282,042,404	250,195,300
Series S	223,117,624	757,386,030
Series SC	47,940,489	246,581,233

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	6.46%
	Series I	5.90
	Series MC	6.92
	Series S	6.45
Voya Index Solution 2030 Portfolio	Series EM	7.29
	Series I	8.64
	Series MC	9.84
	Series S	8.49
	Series SC	9.66
Voya Index Solution 2035 Portfolio	Series EM	15.78
	Series I	17.35
	Series MC	16.37
	Series S	17.13
	Series SC	17.61
Voya Index Solution 2040 Portfolio	Series EM	12.50
	Series I	13.08
	Series MC	12.52
	Series S	12.54
	Series SC	14.21
Voya Index Solution 2045 Portfolio	Series EM	18.82
	Series I	18.20
	Series MC	15.94
	Series S	17.62
	Series SC	19.37
Voya Index Solution 2050 Portfolio	Series EM	12.68
	Series I	12.27
	Series MC	12.53
	Series S	12.34
	Series SC	13.05
Voya Index Solution 2055 Portfolio	Series EM	12.56
	Series I	12.15
	Series MC	12.41
	Series S	12.45
	Series SC	12.93
Voya Index Solution 2060 Portfolio	Series EM	7.96
	Series I	7.70
	Series MC	7.86
	Series S	7.89
	Series SC	8.19

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors'/ trustees' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors'/ trustees' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the year

 17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

ended December 31, 2024, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10th, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of

NOTE 7 — CAPITAL SHARES

credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2024:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series EM	15	$13,134,200	6.28%
Series I	3	26,962,000	5.83
Series MC	12	2,336,583	6.16
Series S	3	53,962,333	6.14
Series SC	2	58,884,000	6.33

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
12/31/2024	15,740,229	—	1,025,874	(13,974,422)	—	2,791,681	184,214,420	—	11,592,380	(154,379,659)	—	41,427,141
3/15/2023(1)- 12/31/2023	59,872,402	—	—	(23,257,762)	—	36,614,640	624,123,073	—	—	(245,695,348)	—	378,427,725
Series I
12/31/2024	24,902,054	—	3,559,371	(19,797,973)	—	8,663,452	280,501,176	—	40,327,673	(225,711,965)	—	95,116,884
2/03/2023(1)- 12/31/2023	152,598,480	—	—	(8,983,176)	—	143,615,304	1,528,230,027	—	—	(90,852,100)	—	1,437,377,927
Series MC
12/31/2024	19,026,580	—	553,482	(16,732,588)	—	2,847,474	221,351,678	—	6,315,232	(197,023,868)	—	30,643,042
1/27/2023(1)- 12/31/2023	38,910,964	—	—	(4,270,765)	—	34,640,199	387,514,709	—	—	(42,130,067)	—	345,384,642
Series S
12/31/2024	44,097,221	—	4,768,630	(86,381,455)	—	(37,515,604)	577,006,751	—	66,236,266	(1,174,487,050)	—	(531,244,033)
1/27/2023(1)- 12/31/2023	346,090,717	—	—	(52,503,698)	—	293,587,019	3,479,332,818	—	—	(566,813,371)	—	2,912,519,447
Series SC
12/31/2024	3,782,499	—	741,398	(22,467,427)	—	(17,943,530)	43,077,563	—	8,073,821	(250,972,455)	—	(199,821,071)
1/20/2023(1)- 12/31/2023	41,825,613	—	—	(3,970,371)	—	37,855,242	415,681,393	—	—	(39,979,745)	—	375,701,648

(1)	Commencement of operations.

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The

 18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 8 — SECURITIES LENDING (continued)

cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

Series EM

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$930,658	$(930,658)	$—
J.P. Morgan Securities LLC	170,191	(170,191)	—
JP Morgan Securities Plc.	1,034,604	(1,034,604)	—
Merrill Lynch International	1,023,602	(1,023,602)	—
State Street Bank and Trust Company	829,925	(829,925)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Wells Fargo Securities LLC	$64,899	$(64,899)	$—
Total	$4,053,879	$(4,053,879)	$—

(1)	Cash collateral with a fair value of $4,672,008 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$262,208	$(262,208)	$—
Citigroup Global Markets Limited	6,630,013	(6,630,013)	—
Goldman, Sachs & Co. LLC	5,163,777	(5,163,777)	—
Jefferies International Ltd	181,984	(181,984)	—
Merrill Lynch International	5,151,416	(5,151,416)	—
State Street Bank and Trust Company	38,080,031	(38,080,031)	—
Wells Fargo Securities LLC	385,142	(385,142)	—
Total	$55,854,571	$(55,854,571)	$—

(1)	Cash collateral with a fair value of $58,947,719 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$5,412,466	$(5,412,466)	$—
Janney Montgomery Scott LLC	418,485	(418,485)	—
Mizuho Securities USA LLC.	177,769	(177,769)	—
State Street Bank and Trust Company	2,466,562	(2,466,562)	—
Wells Fargo Bank NA	72,354	(72,354)	—
Wells Fargo Securities LLC	254,678	(254,678)	—
Total	$8,802,314	$(8,802,314)	$—

(1)	Cash collateral with a fair value of $9,006,030 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

 19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 8 — SECURITIES LENDING (continued)

Series S

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	$838,637	$(838,637)	$—
Wells Fargo Bank NA	86,226	(86,226)	—
Total	$924,863	$(924,863)	$—

(1)	Cash collateral with a fair value of $947,320 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$2,137,881	$(2,137,881)	$—
Citadel Clearing LLC	187,820	(187,820)	—
Citadel Securities LLC	15,310	(15,310)	—
J.P. Morgan Securities LLC	2,115,206	(2,115,206)	—
Janney Montgomery Scott LLC	443,003	(443,003)	—
Jefferies LLC	345,568	(345,568)	—
Mizuho Securities USA LLC.	46,193	(46,193)	—
State Street Bank and Trust Company	777,964	(777,964)	—
Wells Fargo Bank NA	375,365	(375,365)	—
Wells Fargo Securities LLC	1,162,076	(1,162,076)	—
Total	$7,606,386	$(7,606,386)	$—

(1)	Cash collateral with a fair value of $7,866,988 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Series MC	$6,419	$(6,419)
Series S	16,374	(16,374)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

 20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2024		Period Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income
Series EM	$11,592,380	$—	$—
Series I	40,327,673	—	—
Series MC	5,971,381	343,851	—
Series S	60,331,482	5,904,784	—
Series SC	7,731,770	342,051	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Series EM	$8,127,019	$66,303	$19,420,737	$—	—	$(2,298,159)	$25,315,900
Series I	48,714,284	—	106,251,723	(3,064,049)	Short-term	—	141,700,926
				(10,201,032)	Long-term
				$(13,265,081)
Series MC	11,513,911	7,147,835	69,542,507	—	—	—	88,204,253
Series S	68,473,491	143,362,996	1,141,161,443	—	—	—	1,352,997,930
Series SC	9,354,035	14,292,702	36,899,934	—	—	—	60,546,671

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of December 31, 2024, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and

 21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

 22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.6%
	Brazil: 3.0%
257,808	Ambev SA	$489,922	0.1
312,074	B3 SA - Brasil Bolsa Balcao	521,315	0.1
83,736	Banco Bradesco SA	144,217	0.0
66,171	Banco BTG Pactual SA	291,339	0.1
94,704	Banco do Brasil SA	370,517	0.1
38,128	BB Seguridade Participacoes SA	223,293	0.1
30,700	BRF SA	126,023	0.0
33,700	Caixa Seguridade Participacoes S/A	77,733	0.0
62,477	CCR SA	102,850	0.0
65,568	Centrais Eletricas Brasileiras SA	362,235	0.1
26,546	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	380,281	0.1
44,401	Cia Siderurgica Nacional SA	63,678	0.0
77,010	Cosan SA	101,719	0.0
14,902	CPFL Energia SA	76,200	0.0
38,900 (1)	Embraer SA	353,811	0.1
16,458	Energisa S/A	97,184	0.0
13,260	Engie Brasil Energia SA	76,196	0.0
67,270	Equatorial Energia SA	298,356	0.1
295,447 (1)(2)	Hapvida Participacoes e Investimentos S/A	106,647	0.0
25,328	Hypera SA	74,166	0.0
15,646 (3)	Inter & Co., Inc. - Class A	66,026	0.0
43,793	JBS S/A	257,320	0.1
47,987	Klabin SA	180,208	0.0
51,280	Localiza Rent a Car SA	267,280	0.1
54,367	Natura & Co. Holding SA	112,292	0.0
167,550 (1)	NU Holdings Ltd./Cayman Islands - Class A	1,735,818	0.4
211,085	Petroleo Brasileiro SA	1,346,562	0.3
47,134	PRIO SA/Brazil	306,325	0.1
73,361	Raia Drogasil SA	261,247	0.1
45,860 (2)	Rede D'Or Sao Luiz SA	188,700	0.1
71,994	Rumo SA	207,900	0.1
15,420 (1)	StoneCo Ltd. - Class A	122,897	0.0
39,564	Suzano SA	395,650	0.1
23,537	Telefonica Brasil SA	178,189	0.0
51,063	TIM SA/Brazil	119,684	0.0
33,548	Totvs SA	145,262	0.0
45,220	Ultrapar Participacoes SA	116,237	0.0
193,833	Vale SA - Foreign	1,711,532	0.4
58,552	Vibra Energia SA	169,083	0.0
94,603	WEG SA	808,081	0.2
21,643	XP, Inc. - Class A	256,470	0.1
		13,290,445	3.0

	Chile: 0.4%
2,593,385	Banco de Chile	294,796	0.1
5,173	Banco de Credito e Inversiones SA	143,561	0.0
3,840,808	Banco Santander Chile	182,670	0.1
73,241	Cencosud SA	162,017	0.1
71,284	Empresas CMPC SA	111,880	0.0
23,102	Empresas Copec SA	141,210	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile (continued)
1,237,577	Enel Americas SA	$108,573	0.0
1,779,376	Enel Chile SA	102,877	0.0
50,129 (1)	Falabella SA	177,174	0.1
9,041,629	Latam Airlines Group SA	124,825	0.0
		1,549,583	0.4

	China: 25.2%
28,200	360 Security Technology, Inc. - Class A	39,987	0.0
46,500	AAC Technologies Holdings, Inc.	222,994	0.1
2,921	Advanced Micro- Fabrication Equipment, Inc. China - Class A	75,637	0.0
16,000	AECC Aviation Power Co. Ltd. - Class A	90,806	0.0
333,700	Agricultural Bank of China Ltd. - Class A	244,134	0.1
1,525,000	Agricultural Bank of China Ltd. - Class H	865,466	0.2
42,891	Aier Eye Hospital Group Co. Ltd. - Class A	77,847	0.0
35,000 (1)(2)	Akeso, Inc.	272,388	0.1
931,300	Alibaba Group Holding Ltd.	9,856,280	2.2
86,500	Aluminum Corp. of China Ltd. - Class A	87,088	0.0
196,000	Aluminum Corp. of China Ltd. - Class H	112,420	0.0
25,400	Anhui Conch Cement Co. Ltd. - Class A	82,774	0.0
64,500	Anhui Conch Cement Co. Ltd. - Class H	164,200	0.1
2,300	Anhui Gujing Distillery Co. Ltd. - Class A	54,630	0.0
7,443	Anhui Gujing Distillery Co. Ltd. - Class B	107,342	0.0
11,700	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	59,947	0.0
72,400	ANTA Sports Products Ltd.	715,044	0.2
4,223	Autohome, Inc., ADR	109,587	0.0
13,500	Avary Holding Shenzhen Co. Ltd. - Class A	67,408	0.0
178,000 (3)	AviChina Industry & Technology Co. Ltd. - Class H	87,812	0.0
129,950 (1)	Baidu, Inc. - Class A	1,370,532	0.3
107,000	Bank of Beijing Co. Ltd. - Class A	90,161	0.0
164,700	Bank of China Ltd. - Class A	124,333	0.0
4,005,000	Bank of China Ltd. - Class H	2,037,989	0.5
166,500	Bank of Communications Co. Ltd. - Class A	177,252	0.1
463,000	Bank of Communications Co. Ltd. - Class H	379,466	0.1
34,700	Bank of Hangzhou Co. Ltd. - Class A	69,467	0.0

See Accompanying Notes to Financial Statements

 23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
84,000	Bank of Jiangsu Co. Ltd. - Class A	$113,013	0.0
56,800	Bank of Nanjing Co. Ltd. - Class A	82,871	0.0
30,800	Bank of Ningbo Co. Ltd. - Class A	102,595	0.0
75,400	Bank of Shanghai Co. Ltd. - Class A	94,513	0.0
106,900	Baoshan Iron & Steel Co. Ltd. - Class A	102,484	0.0
2,140	Beijing Kingsoft Office Software, Inc. - Class A	83,852	0.0
5,620	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	54,250	0.0
191,600	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	161,710	0.1
13,500 (1)	Bilibili, Inc. - Class Z	244,328	0.1
209,900	BOE Technology Group Co. Ltd. - Class A	126,244	0.0
7,600	BYD Co. Ltd. - Class A	293,961	0.1
58,500	BYD Co. Ltd. - Class H	1,989,768	0.5
47,500	BYD Electronic International Co. Ltd.	254,410	0.1
1,682 (1)	Cambricon Technologies Corp. Ltd. - Class A	151,357	0.0
682,000 (2)	CGN Power Co. Ltd. - Class H	249,161	0.1
14,100	Chaozhou Three-Circle Group Co. Ltd. - Class A	74,386	0.0
513,000	China CITIC Bank Corp. Ltd. - Class H	353,856	0.1
127,000 (3)	China Coal Energy Co. Ltd. - Class H	151,583	0.0
158,000	China Communications Services Corp. Ltd. - Class H	92,261	0.0
70,100	China Construction Bank Corp. - Class A	84,425	0.0
5,443,000	China Construction Bank Corp. - Class H	4,509,390	1.0
20,800	China CSSC Holdings Ltd. - Class A	102,438	0.0
117,600 (1)	China Eastern Airlines Corp. Ltd. - Class A	64,443	0.0
217,800	China Energy Engineering Corp. Ltd. - Class A	68,323	0.0
269,400	China Everbright Bank Co. Ltd. - Class A	142,831	0.0
217,000 (2)	China Feihe Ltd.	150,994	0.0
39,900	China Galaxy Securities Co. Ltd. - Class A	83,267	0.0
203,000	China Galaxy Securities Co. Ltd. - Class H	183,411	0.1
165,000	China Hongqiao Group Ltd.	247,630	0.1
100,400 (2)(3)	China International Capital Corp. Ltd. - Class H	163,014	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
14,100	China Life Insurance Co. Ltd. - Class A	$80,981	0.0
416,000	China Life Insurance Co. Ltd. - Class H	778,600	0.2
26,800 (1)(2)	China Literature Ltd.	86,155	0.0
190,000	China Longyuan Power Group Corp. Ltd. - Class H	156,740	0.1
180,000	China Mengniu Dairy Co. Ltd.	402,681	0.1
76,300	China Merchants Bank Co. Ltd. - Class A	410,802	0.1
216,000	China Merchants Bank Co. Ltd. - Class H	1,102,546	0.3
38,600	China Merchants Securities Co. Ltd. - Class A	101,319	0.0
45,100	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	63,318	0.0
180,412	China Minsheng Banking Corp. Ltd. - Class A	102,068	0.0
361,500	China Minsheng Banking Corp. Ltd. - Class H	159,540	0.1
280,000 (3)	China National Building Material Co. Ltd. - Class H	126,515	0.0
79,900	China National Nuclear Power Co. Ltd. - Class A	114,133	0.0
24,900	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	72,381	0.0
122,000	China Oilfield Services Ltd. - Class H	110,109	0.0
31,600	China Pacific Insurance Group Co. Ltd. - Class A	147,550	0.0
144,400	China Pacific Insurance Group Co. Ltd. - Class H	464,548	0.1
148,600	China Petroleum & Chemical Corp. - Class A	135,982	0.0
1,354,000	China Petroleum & Chemical Corp. - Class H	772,476	0.2
103,400	China Railway Group Ltd. - Class A	90,526	0.0
232,000	China Railway Group Ltd. - Class H	117,548	0.0
9,500	China Resources Microelectronics Ltd. - Class A	61,394	0.0
41,400 (2)	China Resources Mixc Lifestyle Services Ltd.	153,012	0.1
126,500 (2)	China Resources Pharmaceutical Group Ltd.	92,542	0.0
8,500	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	51,647	0.0
28,300	China Shenhua Energy Co. Ltd. - Class A	168,572	0.1
187,000	China Shenhua Energy Co. Ltd. - Class H	806,683	0.2
75,300 (1)	China Southern Airlines Co. Ltd. - Class A	66,960	0.0

See Accompanying Notes to Financial Statements

 24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
171,000	China State Construction Engineering Corp. Ltd. - Class A	$140,562	0.0
150,100	China Three Gorges Renewables Group Co. Ltd. - Class A	89,863	0.0
10,000	China Tourism Group Duty Free Corp. Ltd. - Class A	91,791	0.0
2,568,000 (2)	China Tower Corp. Ltd. - Class H	368,805	0.1
140,700	China United Network Communications Ltd. - Class A	102,344	0.0
61,800 (1)	China Vanke Co. Ltd. - Class A	61,529	0.0
121,100 (1)	China Vanke Co. Ltd. - Class H	81,928	0.0
86,400	China Yangtze Power Co. Ltd. - Class A	349,831	0.1
42,300	Chongqing Changan Automobile Co. Ltd. - Class A	77,231	0.0
12,550	Chongqing Zhifei Biological Products Co. Ltd. - Class A	45,205	0.0
329,000	CITIC Ltd.	386,144	0.1
52,000	CITIC Securities Co. Ltd. - Class A	207,847	0.1
87,500 (3)	CITIC Securities Co. Ltd. - Class H	237,992	0.1
102,500	CMOC Group Ltd. - Class A	93,358	0.0
183,000	CMOC Group Ltd. - Class H	122,732	0.0
14,980	Contemporary Amperex Technology Co. Ltd. - Class A	546,031	0.1
100,000 (3)	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	79,851	0.0
66,000	COSCO SHIPPING Holdings Co. Ltd. - Class A	140,135	0.0
146,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	239,838	0.1
559,000 (1)(4)	Country Garden Holdings Co. Ltd.	34,908	0.0
117,800	CRRC Corp. Ltd. - Class A	135,234	0.0
222,000	CRRC Corp. Ltd. - Class H	142,755	0.0
22,900	CSC Financial Co. Ltd. - Class A	80,786	0.0
482,000	CSPC Pharmaceutical Group Ltd.	293,827	0.1
86,000	Daqin Railway Co. Ltd. - Class A	79,897	0.0
59,540	East Money Information Co. Ltd. - Class A	210,653	0.1
2,750	Eastroc Beverage Group Co. Ltd. - Class A	93,614	0.0
45,300	ENN Energy Holdings Ltd.	321,892	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
3,300	Eoptolink Technology, Inc. Ltd. - Class A	$51,846	0.0
10,600	Eve Energy Co. Ltd. - Class A	67,864	0.0
26,200	Everbright Securities Co. Ltd. - Class A	64,998	0.0
82,100	Focus Media Information Technology Co. Ltd. - Class A	79,084	0.0
20,120	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	126,523	0.0
164,000	Fosun International Ltd.	95,514	0.0
54,300	Founder Securities Co. Ltd. - Class A	61,949	0.0
50,400	Foxconn Industrial Internet Co. Ltd. - Class A	147,326	0.0
12,100	Fuyao Glass Industry Group Co. Ltd. - Class A	103,442	0.0
32,000 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	229,787	0.1
9,900	Ganfeng Lithium Group Co. Ltd. - Class A	47,476	0.0
94,400	GD Power Development Co. Ltd. - Class A	59,219	0.0
74,000 (1)(3)	Genscript Biotech Corp.	93,057	0.0
18,800 (2)	Giant Biogene Holding Co. Ltd.	120,046	0.0
5,100 (1)	GigaDevice Semiconductor, Inc. - Class A	74,568	0.0
19,900	GoerTek, Inc. - Class A	70,313	0.0
144,000 (3)	Great Wall Motor Co. Ltd. - Class H	250,948	0.1
14,300	Gree Electric Appliances, Inc. of Zhuhai - Class A	89,049	0.0
9,800	Guangdong Haid Group Co. Ltd. - Class A	65,850	0.0
44,900	Guosen Securities Co. Ltd. - Class A	68,882	0.0
39,500	Guotai Junan Securities Co. Ltd. - Class A	100,948	0.0
11,582	H World Group Ltd., ADR	382,553	0.1
99,000 (2)	Haidilao International Holding Ltd.	199,864	0.1
32,700	Haier Smart Home Co. Ltd. - Class A	127,537	0.0
130,600	Haier Smart Home Co. Ltd. - Class H	456,338	0.1
41,000	Haitian International Holdings Ltd.	110,779	0.0
56,900	Haitong Securities Co. Ltd. - Class A	86,659	0.0
131,600 (3)	Haitong Securities Co. Ltd. - Class H	115,280	0.0
12,500 (1)	Hangzhou Silan Microelectronics Co. Ltd. - Class A	44,508	0.0
70,000 (2)(3)	Hansoh Pharmaceutical Group Co. Ltd.	154,982	0.1

See Accompanying Notes to Financial Statements

 25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
20,900	Henan Shuanghui Investment & Development Co. Ltd. - Class A	$74,337	0.0
41,000	Hengan International Group Co. Ltd.	118,344	0.0
42,000	Hengli Petrochemical Co. Ltd. - Class A	88,325	0.0
25,000	Hisense Home Appliances Group Co. Ltd. - Class H	78,636	0.0
2,400	Hithink RoyalFlush Information Network Co. Ltd. - Class A	94,541	0.0
41,000 (2)(3)	Hua Hong Semiconductor Ltd.	113,441	0.0
12,400	Huadong Medicine Co. Ltd. - Class A	58,784	0.0
290,000	Huaneng Power International, Inc. - Class H	159,260	0.1
44,700	Huatai Securities Co. Ltd. - Class A	107,725	0.0
73,400 (2)	Huatai Securities Co. Ltd. - Class H	122,323	0.0
73,600	Huaxia Bank Co. Ltd. - Class A	80,764	0.0
3,100	Huizhou Desay Sv Automotive Co. Ltd. - Class A	46,647	0.0
8,901	Hygon Information Technology Co. Ltd. - Class A	182,424	0.1
8,200	IEIT Systems Co. Ltd. - Class A	58,085	0.0
12,000	Iflytek Co. Ltd. - Class A	79,401	0.0
1,700	Imeik Technology Development Co. Ltd. - Class A	42,518	0.0
251,000	Industrial & Commercial Bank of China Ltd. - Class A	237,982	0.1
3,915,000	Industrial & Commercial Bank of China Ltd. - Class H	2,610,063	0.6
79,900	Industrial Bank Co. Ltd. - Class A	209,716	0.1
306,300 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	78,015	0.0
29,400	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	121,597	0.0
69,900	Inner Mongolia Yitai Coal Co. Ltd. - Class B	144,139	0.0
70,000 (1)(2)(3)	Innovent Biologics, Inc.	327,491	0.1
10,900	JCET Group Co. Ltd. - Class A	60,942	0.0
65,600 (1)(2)(3)	JD Health International, Inc.	234,347	0.1
114,500 (1)(2)	JD Logistics, Inc.	186,604	0.1
140,700	JD.com, Inc. - Class A	2,443,004	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
84,000	Jiangsu Expressway Co. Ltd. - Class H	$92,797	0.0
7,800	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	56,394	0.0
26,000	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	163,544	0.1
7,500	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	85,837	0.0
81,000	Jiangxi Copper Co. Ltd. - Class H	129,057	0.0
57,139	Jinko Solar Co. Ltd. - Class A	55,742	0.0
15,723 (1)	Kanzhun Ltd., ADR	216,977	0.1
36,046	KE Holdings, Inc., ADR	663,967	0.2
183,000 (1)	Kingdee International Software Group Co. Ltd.	198,864	0.1
55,800	Kingsoft Corp. Ltd.	239,599	0.1
151,900 (1)(2)	Kuaishou Technology	796,801	0.2
14,700	Kuang-Chi Technologies Co. Ltd. - Class A	96,064	0.0
4,300	Kweichow Moutai Co. Ltd. - Class A	897,800	0.2
460,000	Lenovo Group Ltd.	591,359	0.1
29,200	Lens Technology Co. Ltd. - Class A	87,523	0.0
69,700 (1)	Li Auto, Inc. - Class A	832,538	0.2
135,000	Li Ning Co. Ltd.	282,072	0.1
121,000 (2)(3)	Longfor Group Holdings Ltd.	153,454	0.1
39,600	LONGi Green Energy Technology Co. Ltd. - Class A	85,290	0.0
29,500	Luxshare Precision Industry Co. Ltd. - Class A	164,580	0.1
6,243	Luzhou Laojiao Co. Ltd. - Class A	107,078	0.0
282,900 (1)(2)	Meituan - Class B	5,500,530	1.3
18,600 (1)	Midea Group Co. Ltd.	179,004	0.1
13,600	Midea Group Co. Ltd. - Class A	140,117	0.0
23,600 (3)	MINISO Group Holding Ltd.	140,947	0.0
265,600 (1)	MMG Ltd.	86,464	0.0
6,281	Montage Technology Co. Ltd. - Class A	58,356	0.0
23,000	Muyuan Foods Co. Ltd. - Class A	121,131	0.0
35,100	NARI Technology Co. Ltd. - Class A	121,297	0.0
2,200	NAURA Technology Group Co. Ltd. - Class A	117,740	0.0
110,100	NetEase, Inc.	1,959,761	0.5
13,000	New China Life Insurance Co. Ltd. - Class A	88,557	0.0
50,200	New China Life Insurance Co. Ltd. - Class H	151,356	0.0
83,000	New Oriental Education & Technology Group, Inc.	529,375	0.1

See Accompanying Notes to Financial Statements

 26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
9,045	Ningbo Tuopu Group Co. Ltd. - Class A	$60,240	0.0
39,500	Ningxia Baofeng Energy Group Co. Ltd. - Class A	91,115	0.0
80,960 (1)(3)	NIO, Inc. - Class A	355,022	0.1
114,400 (2)	Nongfu Spring Co. Ltd. - Class H	494,501	0.1
56,200	Orient Securities Co. Ltd./ China - Class A	81,311	0.0
546,000	People's Insurance Co. Group of China Ltd. - Class H	270,533	0.1
104,500	PetroChina Co. Ltd. - Class A	128,216	0.0
1,174,000	PetroChina Co. Ltd. - Class H	918,483	0.2
392,000	PICC Property & Casualty Co. Ltd. - Class H	616,538	0.2
86,800	Ping An Bank Co. Ltd. - Class A	139,142	0.0
44,300	Ping An Insurance Group Co. of China Ltd. - Class A	319,632	0.1
377,000	Ping An Insurance Group Co. of China Ltd. - Class H	2,212,747	0.5
57,300	Poly Developments and Holdings Group Co. Ltd. - Class A	69,598	0.0
31,000 (2)	Pop Mart International Group Ltd.	354,450	0.1
142,300	Postal Savings Bank of China Co. Ltd. - Class A	110,736	0.0
419,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	245,949	0.1
99,100	Power Construction Corp. of China Ltd. - Class A	74,128	0.0
6,834	Qifu Technology, Inc., ADR	262,289	0.1
39,500 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	89,064	0.0
60,500	Rongsheng Petrochemical Co. Ltd. - Class A	75,001	0.0
39,100	SAIC Motor Corp. Ltd. - Class A	110,924	0.0
38,300	Sanan Optoelectronics Co. Ltd. - Class A	63,820	0.0
41,700	Sany Heavy Industry Co. Ltd. - Class A	94,142	0.0
22,900	Satellite Chemical Co. Ltd. - Class A	58,944	0.0
36,000	SDIC Power Holdings Co. Ltd. - Class A	81,970	0.0
6,200	Seres Group Co. Ltd. - Class A	113,126	0.0
21,400	SF Holding Co. Ltd. - Class A	118,175	0.0
39,600	Shaanxi Coal Industry Co. Ltd. - Class A	126,144	0.0
23,200	Shandong Gold Mining Co. Ltd. - Class A	71,934	0.0
37,500 (2)	Shandong Gold Mining Co. Ltd. - Class H	60,385	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
164,800	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	$97,607	0.0
75,025	Shanghai Baosight Software Co. Ltd. - Class B	120,424	0.0
56,400 (1)	Shanghai Electric Group Co. Ltd. - Class A	62,608	0.0
17,100	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	58,213	0.0
61,100	Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	99,048	0.0
116,400	Shanghai Pudong Development Bank Co. Ltd. - Class A	164,128	0.1
4,153	Shanghai United Imaging Healthcare Co. Ltd. - Class A	71,943	0.0
5,000	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	126,207	0.0
3,500	Shennan Circuits Co. Ltd. - Class A	59,823	0.0
139,200	Shenwan Hongyuan Group Co. Ltd. - Class A	102,017	0.0
7,800	Shenzhen Inovance Technology Co. Ltd. - Class A	62,593	0.0
4,900	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	171,147	0.1
5,534	Shenzhen Transsion Holdings Co. Ltd. - Class A	71,973	0.0
47,100	Shenzhou International Group Holdings Ltd.	371,480	0.1
26,700	Sichuan Chuantou Energy Co. Ltd. - Class A	63,100	0.0
19,000	Silergy Corp.	233,215	0.1
80,000	Sinopharm Group Co. Ltd. - Class H	218,199	0.1
42,000	Sinotruk Hong Kong Ltd.	122,786	0.0
110,000 (2)	Smoore International Holdings Ltd.	187,047	0.1
8,800	Sungrow Power Supply Co. Ltd. - Class A	89,036	0.0
41,900	Sunny Optical Technology Group Co. Ltd.	367,596	0.1
23,947 (1)	TAL Education Group, ADR	239,949	0.1
39,130	TBEA Co. Ltd. - Class A	68,296	0.0
110,440	TCL Technology Group Corp. - Class A	76,107	0.0
371,500	Tencent Holdings Ltd.	19,828,005	4.5
41,818	Tencent Music Entertainment Group, ADR	474,634	0.1
118,000	Tingyi Cayman Islands Holding Corp.	153,200	0.1
76,400	Tongcheng Travel Holdings Ltd.	177,618	0.1

See Accompanying Notes to Financial Statements

 27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
22,300	Tongwei Co. Ltd. - Class A	$67,626	0.0
65,000	TravelSky Technology Ltd. - Class H	86,355	0.0
35,250 (1)	Trip.com Group Ltd.	2,425,917	0.6
38,000 (3)	Tsingtao Brewery Co. Ltd. - Class H	276,621	0.1
18,600	Unisplendour Corp. Ltd. - Class A	70,805	0.0
20,028	Vipshop Holdings Ltd., ADR	269,777	0.1
14,000	Wanhua Chemical Group Co. Ltd. - Class A	136,873	0.0
48,500	Weichai Power Co. Ltd. - Class A	91,024	0.0
100,000	Weichai Power Co. Ltd. - Class H	151,880	0.1
35,100	Wens Foodstuffs Group Co. Ltd. - Class A	79,381	0.0
6,500	Will Semiconductor Co. Ltd. Shanghai - Class A	92,898	0.0
14,100	Wuliangye Yibin Co. Ltd. - Class A	270,530	0.1
10,000	WUS Printed Circuit Kunshan Co. Ltd. - Class A	54,171	0.0
10,000	WuXi AppTec Co. Ltd. - Class A	75,396	0.0
20,600 (2)	WuXi AppTec Co. Ltd. - Class H	148,654	0.0
201,000 (1)(2)	Wuxi Biologics Cayman, Inc.	450,459	0.1
64,500	XCMG Construction Machinery Co. Ltd. - Class A	70,058	0.0
876,000 (1)(2)	Xiaomi Corp. - Class B	3,841,974	0.9
304,000 (3)	Xinyi Solar Holdings Ltd.	121,261	0.0
69,700 (1)	XPeng, Inc. - Class A	410,254	0.1
78,000 (2)(3)	Yadea Group Holdings Ltd.	128,918	0.0
213,200	Yankuang Energy Group Co. Ltd. - Class H	244,647	0.1
21,635	Yum China Holdings, Inc.	1,042,158	0.3
11,500	Yunnan Baiyao Group Co. Ltd. - Class A	94,476	0.0
3,100	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	91,104	0.0
91,500 (3)	Zhaojin Mining Industry Co. Ltd. - Class H	128,535	0.0
114,600	Zhejiang Expressway Co. Ltd. - Class H	82,142	0.0
17,200	Zhejiang Juhua Co. Ltd. - Class A	56,843	0.0
31,100 (1)(2)(3)	Zhejiang Leapmotor Technology Co. Ltd.	128,651	0.0
20,900	Zhejiang NHU Co. Ltd. - Class A	62,918	0.0
4,720	Zhongji Innolight Co. Ltd. - Class A	79,186	0.0
30,800	Zhongjin Gold Corp. Ltd. - Class A	50,761	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
53,000	Zhongsheng Group Holdings Ltd.	$94,673	0.0
34,000	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	142,758	0.0
90,200	Zijin Mining Group Co. Ltd. - Class A	186,772	0.1
308,000	Zijin Mining Group Co. Ltd. - Class H	555,871	0.1
65,000	ZTE Corp. - Class H	259,390	0.1
23,850	ZTO Express Cayman, Inc.	466,524	0.1
		112,066,786	25.2

	Colombia: 0.1%
14,800	Bancolombia SA - Preference Shares	126,314	0.1
26,178	Interconexion Electrica SA ESP	99,232	0.0
		225,546	0.1

	Czechia: 0.1%
8,651 (3)	CEZ AS	340,310	0.1
4,512	Komercni Banka AS	157,570	0.0
20,714 (2)	Moneta Money Bank AS	105,410	0.0
		603,290	0.1

	Egypt: 0.1%
128,916	Commercial International Bank Egypt SAE	199,054	0.1
91,855	Eastern Co. SAE	53,299	0.0
53,212	Talaat Moustafa Group	58,613	0.0
		310,966	0.1

	Greece: 0.5%
132,002	Alpha Services and Holdings SA	220,335	0.1
149,698	Eurobank Ergasias Services and Holdings SA	345,023	0.1
10,342	Hellenic Telecommunications Organization SA	159,236	0.0
6,848	Jumbo SA	181,022	0.0
6,165	Mytilineos SA	213,800	0.1
50,589	National Bank of Greece SA	400,535	0.1
10,066	OPAP SA	163,607	0.0
62,882	Piraeus Financial Holdings SA	250,292	0.1
12,272	Public Power Corp. SA	156,568	0.0
		2,090,418	0.5

	Hong Kong: 1.1%
338,000 (1)	Alibaba Health Information Technology Ltd.	142,482	0.0
33,000	Beijing Enterprises Holdings Ltd.	112,935	0.0
262,000	Beijing Enterprises Water Group Ltd.	84,503	0.0
234,000	Bosideng International Holdings Ltd.	115,631	0.0
46,000	C&D International Investment Group Ltd.	76,891	0.0
165,400	China Gas Holdings Ltd.	143,398	0.0

See Accompanying Notes to Financial Statements

 28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
76,810	China Merchants Port Holdings Co. Ltd.	$136,607	0.0
219,500	China Overseas Land & Investment Ltd.	346,765	0.1
276,000	China Power International Development Ltd.	112,064	0.0
93,500	China Resources Beer Holdings Co. Ltd.	304,360	0.1
54,100	China Resources Gas Group Ltd.	214,195	0.1
182,500	China Resources Land Ltd.	523,915	0.1
112,000	China Resources Power Holdings Co. Ltd.	271,166	0.1
396,000 (1)(3)	China Ruyi Holdings Ltd.	124,523	0.0
118,000	China State Construction International Holdings Ltd.	185,691	0.1
87,200	China Taiping Insurance Holdings Co. Ltd.	129,536	0.0
125,800 (3)	Chow Tai Fook Jewellery Group Ltd.	108,254	0.0
132,000	Far East Horizon Ltd.	96,366	0.0
1,280,000 (1)(3)	GCL Technology Holdings Ltd.	176,775	0.1
343,000	Geely Automobile Holdings Ltd.	645,972	0.2
182,000	Guangdong Investment Ltd.	156,316	0.0
226,000	Kunlun Energy Co. Ltd.	243,557	0.1
7,500	Orient Overseas International Ltd.	110,509	0.0
608,000	Sino Biopharmaceutical Ltd.	248,535	0.1
277,000	Want Want China Holdings Ltd.	161,976	0.0
		4,972,922	1.1

	Hungary: 0.2%
23,930	MOL Hungarian Oil & Gas PLC	164,709	0.0
12,559	OTP Bank Nyrt	686,378	0.2
7,793	Richter Gedeon Nyrt	204,131	0.0
		1,055,218	0.2

	India: 19.1%
3,096	ABB India Ltd.	249,461	0.1
8,492	Adani Enterprises Ltd.	250,265	0.1
15,708 (1)	Adani Green Energy Ltd.	190,544	0.0
30,466	Adani Ports & Special Economic Zone Ltd.	436,991	0.1
38,847 (1)	Adani Power Ltd.	239,638	0.1
2,197	Alkem Laboratories Ltd.	144,420	0.0
35,876	Ambuja Cements Ltd.	223,985	0.1
10,671	APL Apollo Tubes Ltd.	195,012	0.0
5,713	Apollo Hospitals Enterprise Ltd.	486,121	0.1
85,907	Ashok Leyland Ltd.	220,700	0.1
21,705	Asian Paints Ltd.	577,486	0.1
8,101	Astral Ltd.	156,197	0.0
22,131 (2)	AU Small Finance Bank Ltd.	144,180	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
15,294	Aurobindo Pharma Ltd.	$237,929	0.1
9,183 (1)(2)	Avenue Supermarts Ltd.	381,580	0.1
130,314	Axis Bank Ltd.	1,615,908	0.4
3,766	Bajaj Auto Ltd.	386,362	0.1
15,848	Bajaj Finance Ltd.	1,260,211	0.3
21,681	Bajaj Finserv Ltd.	396,193	0.1
1,587	Bajaj Holdings & Investment Ltd.	220,028	0.1
4,747	Balkrishna Industries Ltd.	161,106	0.0
62,797	Bank of Baroda	175,946	0.0
205,946	Bharat Electronics Ltd.	702,793	0.2
15,077	Bharat Forge Ltd.	228,461	0.1
63,230	Bharat Heavy Electricals Ltd.	168,710	0.0
88,514	Bharat Petroleum Corp. Ltd.	300,969	0.1
145,738	Bharti Airtel Ltd.	2,698,436	0.6
425	Bosch Ltd.	169,192	0.0
6,067	Britannia Industries Ltd.	337,218	0.1
3,720	BSE Ltd.	230,506	0.1
112,016	Canara Bank	130,497	0.0
35,523	CG Power & Industrial Solutions Ltd.	301,333	0.1
24,231	Cholamandalam Investment and Finance Co. Ltd.	334,979	0.1
29,861	Cipla Ltd./India	532,172	0.1
106,066	Coal India Ltd.	474,732	0.1
7,696	Colgate-Palmolive India Ltd.	240,736	0.1
14,492	Container Corp. Of India Ltd.	133,098	0.0
8,011	Cummins India Ltd.	305,528	0.1
30,648	Dabur India Ltd.	181,300	0.0
6,746	Divi’s Laboratories Ltd.	480,118	0.1
1,904	Dixon Technologies India Ltd.	397,853	0.1
42,086	DLF Ltd.	404,289	0.1
33,323	Dr Reddy's Laboratories Ltd.	539,548	0.1
7,727	Eicher Motors Ltd.	434,750	0.1
129,891	GAIL India Ltd.	288,687	0.1
155,160 (1)	GMR Airports Infrastructure Ltd.	141,809	0.0
23,396	Godrej Consumer Products Ltd.	295,176	0.1
8,620 (1)	Godrej Properties Ltd.	279,673	0.1
14,800	Grasim Industries Ltd.	421,597	0.1
14,577	Havells India Ltd.	284,833	0.1
53,805	HCL Technologies Ltd.	1,201,434	0.3
5,609 (2)	HDFC Asset Management Co. Ltd.	274,577	0.1
322,453	HDFC Bank Ltd.	6,668,427	1.5
55,413 (2)	HDFC Life Insurance Co. Ltd.	398,666	0.1
6,824	Hero MotoCorp Ltd.	330,898	0.1
76,174	Hindalco Industries Ltd.	534,539	0.1
11,252	Hindustan Aeronautics Ltd.	547,637	0.1
56,440	Hindustan Petroleum Corp. Ltd.	268,321	0.1

See Accompanying Notes to Financial Statements

 29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
46,654	Hindustan Unilever Ltd.	$1,267,101	0.3
297,346	ICICI Bank Ltd.	4,442,891	1.0
13,998 (2)	ICICI Lombard General Insurance Co. Ltd.	291,885	0.1
21,355 (2)	ICICI Prudential Life Insurance Co. Ltd.	163,089	0.0
227,327 (1)	IDFC First Bank Ltd.	167,252	0.0
48,378	Indian Hotels Co. Ltd.	494,476	0.1
164,659	Indian Oil Corp. Ltd.	260,941	0.1
14,905	Indian Railway Catering & Tourism Corp. Ltd.	136,677	0.0
69,822 (1)	Indus Towers Ltd.	277,896	0.1
17,409	IndusInd Bank Ltd.	194,799	0.0
4,080	Info Edge India Ltd.	412,556	0.1
189,593	Infosys Ltd.	4,153,137	0.9
10,689 (1)(2)	InterGlobe Aviation Ltd.	567,394	0.1
168,715	ITC Ltd.	951,285	0.2
19,785	Jindal Stainless Ltd.	161,152	0.0
23,645	Jindal Steel & Power Ltd.	256,409	0.1
24,576	JSW Energy Ltd.	184,026	0.0
34,538	JSW Steel Ltd.	363,005	0.1
21,756	Jubilant Foodworks Ltd.	182,087	0.0
20,576	Kalyan Jewellers India Ltd.	183,769	0.0
62,129	Kotak Mahindra Bank Ltd.	1,293,237	0.3
38,291	Larsen & Toubro Ltd.	1,609,538	0.4
4,284 (2)	LTIMindtree Ltd.	278,518	0.1
13,161	Lupin Ltd.	361,557	0.1
17,430 (2)	Macrotech Developers Ltd.	282,318	0.1
53,060	Mahindra & Mahindra Ltd.	1,857,270	0.4
5,936 (1)	Mankind Pharma Ltd.	199,245	0.0
29,807	Marico Ltd.	222,448	0.1
7,103	Maruti Suzuki India Ltd.	898,483	0.2
44,145	Max Healthcare Institute Ltd.	580,292	0.1
6,208	Mphasis Ltd.	205,609	0.1
136	MRF Ltd.	207,095	0.1
7,208	Muthoot Finance Ltd.	179,486	0.0
18,753	Nestle India Ltd.	474,862	0.1
176,713	NHPC Ltd.	165,960	0.0
186,609	NMDC Ltd.	143,160	0.0
247,182	NTPC Ltd.	960,228	0.2
6,471	Oberoi Realty Ltd.	174,328	0.0
180,220	Oil & Natural Gas Corp. Ltd.	503,031	0.1
29,566	Oil India Ltd.	148,600	0.0
1,289	Oracle Financial Services Software Ltd.	191,854	0.0
358	Page Industries Ltd.	198,452	0.0
18,017 (1)	PB Fintech Ltd.	442,314	0.1
6,230	Persistent Systems Ltd.	468,321	0.1
46,126	Petronet LNG Ltd.	186,160	0.0
11,570	Phoenix Mills Ltd.	220,392	0.1
4,477	PI Industries Ltd.	192,363	0.0
8,642	Pidilite Industries Ltd.	293,019	0.1
3,103	Polycab India Ltd.	262,928	0.1
84,895	Power Finance Corp. Ltd.	443,494	0.1
262,833	Power Grid Corp. of India Ltd.	946,018	0.2
10,201	Prestige Estates Projects Ltd.	201,508	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
138,704	Punjab National Bank	$165,935	0.0
31,525	Rail Vikas Nigam Ltd.	154,947	0.0
75,395	REC Ltd.	439,595	0.1
347,698	Reliance Industries Ltd.	4,924,311	1.1
161,904 (1)	Reliance Strategic Investments Ltd.	563,294	0.1
178,307	Samvardhana Motherson International Ltd.	323,704	0.1
18,028	SBI Cards & Payment Services Ltd.	139,625	0.0
25,744 (2)	SBI Life Insurance Co. Ltd.	417,179	0.1
543	Shree Cement Ltd.	162,670	0.0
16,072	Shriram Finance Ltd.	541,031	0.1
5,002	Siemens Ltd.	380,934	0.1
1,595	Solar Industries India Ltd.	181,655	0.0
25,875 (2)	Sona Blw Precision Forgings Ltd.	179,315	0.0
8,028	SRF Ltd.	209,433	0.1
100,654	State Bank of India	932,539	0.2
54,240	Sun Pharmaceutical Industries Ltd.	1,193,653	0.3
3,916	Sundaram Finance Ltd.	189,334	0.0
3,776	Supreme Industries Ltd.	206,958	0.1
542,096 (1)	Suzlon Energy Ltd.	392,549	0.1
6,926	Tata Communications Ltd.	137,487	0.0
51,394	Tata Consultancy Services Ltd.	2,452,598	0.6
33,607	Tata Consumer Products Ltd.	358,392	0.1
2,126	Tata Elxsi Ltd.	168,421	0.0
114,854	Tata Motors Ltd.	989,945	0.2
89,859	Tata Power Co. Ltd.	410,772	0.1
426,307	Tata Steel Ltd.	685,816	0.2
30,577	Tech Mahindra Ltd.	607,265	0.1
2,519	Thermax Ltd.	118,695	0.0
20,047	Titan Co. Ltd.	759,980	0.2
5,881	Torrent Pharmaceuticals Ltd.	230,515	0.1
9,819	Torrent Power Ltd.	170,091	0.0
10,264	Trent Ltd.	851,606	0.2
6,242	Tube Investments of India Ltd.	260,256	0.1
13,422	TVS Motor Co. Ltd.	370,526	0.1
6,519	UltraTech Cement Ltd.	868,343	0.2
94,113	Union Bank of India Ltd.	131,802	0.0
16,299	United Spirits Ltd.	309,017	0.1
30,948	UPL Ltd.	169,768	0.0
63,940	Varun Beverages Ltd.	476,859	0.1
77,693	Vedanta Ltd.	402,602	0.1
1,525,119 (1)	Vodafone Idea Ltd.	141,064	0.0
11,405	Voltas Ltd.	237,996	0.1
148,462	Wipro Ltd.	521,693	0.1
846,819 (1)	Yes Bank Ltd.	193,213	0.0
376,169 (1)	Zomato Ltd.	1,218,547	0.3
14,717	Zydus Lifesciences Ltd.	166,708	0.0
		85,026,308	19.1

	Indonesia: 1.5%
815,000	Adaro Energy Indonesia Tbk PT	122,728	0.0

See Accompanying Notes to Financial Statements

 30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
378,600 (1)	Amman Mineral Internasional PT	$198,575	0.1
1,146,100	Astra International Tbk PT	348,397	0.1
3,154,600	Bank Central Asia Tbk PT	1,896,288	0.4
2,125,600	Bank Mandiri Persero Tbk PT	748,219	0.2
862,400	Bank Negara Indonesia Persero Tbk PT	232,096	0.1
3,895,400	Bank Rakyat Indonesia Persero Tbk PT	983,388	0.2
1,601,249	Barito Pacific Tbk PT	91,058	0.0
451,100	Chandra Asri Pacific Tbk PT	210,205	0.1
422,800	Charoen Pokphand Indonesia Tbk PT	125,041	0.0
52,359,000 (1)	GoTo Gojek Tokopedia Tbk PT	226,008	0.1
171,300	Indah Kiat Pulp & Paper Tbk PT	72,188	0.0
135,600	Indofood CBP Sukses Makmur Tbk PT	95,834	0.0
250,600	Indofood Sukses Makmur Tbk PT	119,889	0.0
1,280,600	Kalbe Farma Tbk PT	108,209	0.0
617,700 (1)	Merdeka Copper Gold Tbk PT	61,873	0.0
1,050,300	Sumber Alfaria Trijaya Tbk PT	185,980	0.1
2,848,200	Telkom Indonesia Persero Tbk PT	476,749	0.1
502,400	Unilever Indonesia Tbk PT	58,880	0.0
88,800	United Tractors Tbk PT	147,724	0.0
		6,509,329	1.5

	Ireland: 0.9%
39,522 (1)	PDD Holdings, Inc., ADR	3,833,239	0.9

	Kuwait: 0.7%
93,656	Boubyan Bank KSCP	170,362	0.0
128,471	Gulf Bank KSCP	135,700	0.0
570,548	Kuwait Finance House KSCP	1,380,054	0.3
43,594	Mabanee Co. KPSC	107,748	0.0
112,525	Mobile Telecommunications Co. KSCP	171,163	0.1
447,245	National Bank of Kuwait SAKP	1,299,343	0.3
		3,264,370	0.7

	Luxembourg: 0.0%
7,963	Reinet Investments SCA	188,686	0.0

	Malaysia: 1.5%
148,600	AMMB Holdings Bhd	182,065	0.1
182,100	Axiata Group Bhd	101,339	0.0
206,400	CelcomDIGI Bhd	167,018	0.1
432,400	CIMB Group Holdings Bhd	792,194	0.2
231,800	Gamuda Bhd	245,409	0.1
126,100	Genting Bhd	108,803	0.0
190,300	Genting Malaysia Bhd	96,117	0.0
37,100	Hong Leong Bank Bhd	170,472	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
120,600	IHH Healthcare Bhd	$196,887	0.1
184,700	Inari Amertron Bhd	126,179	0.0
145,000	IOI Corp. Bhd	125,778	0.0
28,800	Kuala Lumpur Kepong Bhd	140,377	0.0
307,200	Malayan Banking Bhd	703,356	0.2
53,200	Malaysia Airports Holdings Bhd	125,876	0.0
145,000	Maxis Bhd	118,300	0.0
73,500	MISC Bhd	124,873	0.0
202,700 (2)	MR DIY Group M Bhd	83,814	0.0
4,300	Nestle Malaysia Bhd	96,098	0.0
165,500	Petronas Chemicals Group Bhd	191,249	0.1
21,200	Petronas Dagangan Bhd	91,599	0.0
40,400	Petronas Gas Bhd	159,744	0.1
38,400	PPB Group Bhd	106,447	0.0
220,200	Press Metal Aluminium Holdings Bhd	241,155	0.1
840,000	Public Bank Bhd	856,259	0.2
99,800	QL Resources Bhd	106,195	0.0
94,700	RHB Bank Bhd	137,203	0.0
182,700	Sime Darby Bhd	96,358	0.0
120,700	Sime Darby Plantation Bhd	133,553	0.0
134,700	Sunway Bhd	144,229	0.0
74,600	Telekom Malaysia Bhd	110,902	0.0
163,500	Tenaga Nasional Bhd	546,049	0.1
198,000	YTL Corp. Bhd	117,996	0.0
146,700	YTL Power International Bhd	144,939	0.0
		6,888,832	1.5

	Mexico: 1.7%
216,578 (3)	Alfa SAB de CV - Class A	156,116	0.0
1,053,707	America Movil SAB de CV	755,499	0.2
29,026	Arca Continental SAB de CV	240,173	0.1
861,294	Cemex SAB de CV	483,706	0.1
30,108	Coca-Cola Femsa SAB de CV	234,109	0.1
165,640	Fibra Uno Administracion SA de CV	164,361	0.0
99,465	Fomento Economico Mexicano SAB de CV	848,680	0.2
10,633	Gruma SAB de CV - Class B	165,918	0.0
17,100	Grupo Aeroportuario del Centro Norte SAB de CV	147,422	0.0
21,994	Grupo Aeroportuario del Pacifico SAB de CV - Class B	386,010	0.1
10,274	Grupo Aeroportuario del Sureste SAB de CV - Class B	264,239	0.1
74,971 (3)	Grupo Bimbo SAB de CV	199,014	0.1
33,041	Grupo Carso SAB de CV	183,087	0.0
17,000	Grupo Comercial Chedraui SA de CV	102,338	0.0
148,269	Grupo Financiero Banorte SAB de CV - Class O	955,418	0.2

See Accompanying Notes to Financial Statements

 31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
107,212 (1)	Grupo Financiero Inbursa SAB de CV - Class O	$223,360	0.1
177,298	Grupo Mexico SAB de CV	844,187	0.2
11,927 (1)	Industrias Penoles SAB de CV	151,812	0.0
88,549	Kimberly-Clark de Mexico SAB de CV - Class A	124,685	0.0
93,462	Operadora De Sites Mexicanos SAB de CV - Class 1	54,999	0.0
61,508 (3)	Prologis Property Mexico SA de CV	170,415	0.0
12,255	Promotora y Operadora de Infraestructura SAB de CV	103,830	0.0
293,679	Wal-Mart de Mexico SAB de CV	772,966	0.2
		7,732,344	1.7

	Netherlands: 0.1%
33,852	NEPI Rockcastle NV	247,532	0.1

	Peru: 0.2%
10,371	Cia de Minas Buenaventura SAA, ADR	119,474	0.0
3,838	Credicorp Ltd.	703,582	0.2
		823,056	0.2

	Philippines: 0.5%
14,340	Ayala Corp.	147,746	0.0
387,100	Ayala Land, Inc.	174,231	0.0
108,305	Bank of the Philippine Islands	228,424	0.1
139,520	BDO Unibank, Inc.	345,141	0.1
58,520	International Container Terminal Services, Inc.	390,504	0.1
187,740	JG Summit Holdings, Inc.	66,360	0.0
26,660	Jollibee Foods Corp.	123,634	0.0
16,530	Manila Electric Co.	139,453	0.0
110,830	Metropolitan Bank & Trust Co.	137,243	0.0
4,695	PLDT, Inc.	104,954	0.0
12,410	SM Investments Corp.	191,680	0.1
584,600	SM Prime Holdings, Inc.	252,480	0.1
56,810	Universal Robina Corp.	77,283	0.0
		2,379,133	0.5

	Poland: 0.8%
5,385	Alior Bank SA	112,141	0.0
33,122 (1)(2)(3)	Allegro.eu SA	217,048	0.0
10,365	Bank Polska Kasa Opieki SA	346,469	0.1
793	Budimex SA	89,636	0.0
3,785	CD Projekt SA	175,550	0.0
2,796 (1)(2)(3)	Dino Polska SA	263,881	0.1
7,914	KGHM Polska Miedz SA	220,510	0.0
62	L.P. SA	233,278	0.1
914 (1)(3)	mBank SA	121,552	0.0
56,698 (1)	PGE Polska Grupa Energetyczna SA	83,492	0.0
32,774 (3)	Polski Koncern Naftowy ORLEN SA	375,677	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland (continued)
49,063	Powszechna Kasa Oszczednosci Bank Polski SA	$710,267	0.2
34,108	Powszechny Zaklad Ubezpieczen SA	378,871	0.1
2,313	Santander Bank Polska SA	256,760	0.1
		3,585,132	0.8

	Qatar: 0.8%
137,068	Barwa Real Estate Co.	106,599	0.0
188,931	Commercial Bank PSQC	225,741	0.1
123,345	Dukhan Bank	125,244	0.0
82,881	Industries Qatar QSC	302,009	0.1
346,815	Masraf Al Rayan QSC	234,507	0.1
344,417	Mesaieed Petrochemical Holding Co.	141,362	0.0
48,397	Ooredoo QPSC	153,525	0.0
27,906	Qatar Electricity & Water Co. QSC	120,331	0.0
36,774	Qatar Fuel QSC	151,500	0.0
162,620	Qatar Gas Transport Co. Ltd.	185,375	0.1
59,886	Qatar International Islamic Bank QSC	179,280	0.0
100,406	Qatar Islamic Bank SAQ	589,125	0.1
261,373	Qatar National Bank QPSC	1,240,951	0.3
		3,755,549	0.8

	Saudi Arabia: 4.1%
8,229	ACWA Power Co.	880,206	0.2
21,074	Ades Holding Co.	97,433	0.0
9,060 (1)	Advanced Petrochemical Co.	77,401	0.0
111,542	Al Rajhi Bank	2,803,700	0.6
2,434 (1)	Al Rajhi Co for Co-operative Insurance	111,141	0.0
69,601	Alinma Bank	536,108	0.1
23,122	Almarai Co. JSC	351,726	0.1
51,893	Arab National Bank	290,684	0.1
1,553	Arabian Internet & Communications Services Co.	111,462	0.0
34,778	Bank AlBilad	360,947	0.1
31,549 (1)	Bank Al-Jazira	156,768	0.0
69,427	Banque Saudi Fransi	292,152	0.1
4,844	Bupa Arabia for Cooperative Insurance Co.	266,862	0.1
4,440	Co. for Cooperative Insurance	174,469	0.1
2,245	Dallah Healthcare Co.	89,623	0.0
31,962 (1)	Dar Al Arkan Real Estate Development Co.	128,356	0.0
4,887	Dr Sulaiman Al Habib Medical Services Group Co.	364,698	0.1
1,357	Elm Co.	402,687	0.1
21,671	Etihad Etisalat Co.	307,649	0.1
35,531	Jarir Marketing Co.	119,567	0.0

See Accompanying Notes to Financial Statements

 32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
31,340	Mobile Telecommunications Co. Saudi Arabia	$85,552	0.0
5,808	Mouwasat Medical Services Co.	131,297	0.0
2,469	Nahdi Medical Co.	77,224	0.0
5,265	Power & Water Utility Co. for Jubail & Yanbu	76,742	0.0
83,391	Riyad Bank	633,878	0.2
13,321	SABIC Agri-Nutrients Co.	393,408	0.1
21,461	Sahara International Petrochemical Co.	141,988	0.0
1,376	SAL Saudi Logistics Services	92,434	0.0
73,321 (1)	Saudi Arabian Mining Co.	979,853	0.2
327,072 (2)	Saudi Arabian Oil Co.	2,441,578	0.6
3,503	Saudi Aramco Base Oil Co.	104,070	0.0
56,952	Saudi Awwal Bank	509,664	0.1
50,626	Saudi Basic Industries Corp.	902,736	0.2
43,984	Saudi Electricity Co.	197,622	0.1
23,601	Saudi Industrial Investment Group	104,741	0.0
37,855	Saudi Investment Bank	145,937	0.0
49,664 (1)	Saudi Kayan Petrochemical Co.	92,727	0.0
167,066	Saudi National Bank	1,482,497	0.3
2,126 (1)	Saudi Research & Media Group	155,277	0.0
2,881	Saudi Tadawul Group Holding Co.	166,165	0.1
113,106	Saudi Telecom Co.	1,204,110	0.3
16,345	Yanbu National Petrochemical Co.	164,381	0.1
		18,207,520	4.1

	Singapore: 0.0%
12,700 (2)	BOC Aviation Ltd.	98,328	0.0

	South Africa: 2.6%
48,578	Absa Group Ltd.	488,451	0.1
5,313	Anglo American Platinum Ltd.	160,260	0.0
22,342	Aspen Pharmacare Holdings Ltd.	195,169	0.0
18,955	Bid Corp. Ltd.	432,481	0.1
19,506	Bidvest Group Ltd.	272,262	0.1
4,907	Capitec Bank Holdings Ltd.	815,177	0.2
13,307	Clicks Group Ltd.	263,090	0.1
30,864	Discovery Ltd.	318,547	0.1
15,116	Exxaro Resources Ltd.	126,519	0.0
286,585	FirstRand Ltd.	1,149,549	0.3
50,522	Gold Fields Ltd.	660,999	0.2
32,894	Harmony Gold Mining Co. Ltd.	263,677	0.1
52,240 (1)	Impala Platinum Holdings Ltd.	244,245	0.1
4,376	Kumba Iron Ore Ltd.	75,653	0.0
97,033	MTN Group Ltd.	471,601	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
9,641	Naspers Ltd. - Class N	$2,135,072	0.5
26,332	Nedbank Group Ltd.	393,084	0.1
280,483	Old Mutual Ltd.	186,515	0.0
49,979	OUTsurance Group Ltd.	176,120	0.0
138,615 (2)	Pepkor Holdings Ltd.	212,310	0.0
29,643	Remgro Ltd.	243,631	0.1
101,156	Sanlam Ltd.	465,705	0.1
34,854	Sasol Ltd.	153,488	0.0
28,172	Shoprite Holdings Ltd.	438,131	0.1
170,973 (1)	Sibanye Stillwater Ltd.	136,473	0.0
75,776	Standard Bank Group Ltd.	890,460	0.2
36,110	Vodacom Group Ltd.	193,952	0.0
55,273	Woolworths Holdings Ltd./ South Africa	182,265	0.0
		11,744,886	2.6

	South Korea: 8.4%
2,238 (1)	Alteogen, Inc.	464,920	0.1
1,734	Amorepacific Corp.	122,710	0.0
9,058	Celltrion, Inc.	1,141,528	0.3
513	CJ CheilJedang Corp.	88,354	0.0
3,204	Coway Co. Ltd.	144,563	0.0
2,698	DB Insurance Co. Ltd.	187,458	0.1
3,454	Doosan Bobcat, Inc.	96,884	0.0
25,578 (1)	Doosan Enerbility Co. Ltd.	300,719	0.1
2,809 (1)	Ecopro BM Co. Ltd.	205,676	0.1
5,691 (1)	Ecopro Co. Ltd.	218,201	0.1
1,075 (1)	Ecopro Materials Co. Ltd.	46,840	0.0
898 (1)	Enchem Co. Ltd.	80,222	0.0
2,944	GS Holdings Corp.	78,092	0.0
16,210	Hana Financial Group, Inc.	620,248	0.1
1,417	Hanjin Kal Corp.	71,907	0.0
4,496	Hankook Tire & Technology Co. Ltd.	116,087	0.0
419	Hanmi Pharm Co. Ltd.	79,236	0.0
2,636	Hanmi Semiconductor Co. Ltd.	144,500	0.0
1,758	Hanwha Aerospace Co. Ltd.	387,617	0.1
5,465 (1)	Hanwha Ocean Co. Ltd.	137,250	0.0
2,586	HD Hyundai Co. Ltd.	138,661	0.0
1,327	HD Hyundai Electric Co. Ltd.	341,181	0.1
1,295 (1)	HD Hyundai Heavy Industries Co. Ltd.	250,798	0.1
2,423 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372,632	0.1
6,662 (1)	HLB, Inc.	327,070	0.1
14,705	HMM Co. Ltd.	175,658	0.0
1,326	HYBE Co. Ltd.	173,028	0.0
2,108	Hyundai Glovis Co. Ltd.	168,157	0.0
3,417	Hyundai Mobis Co. Ltd.	543,428	0.1
7,775	Hyundai Motor Co.	1,103,823	0.3
3,909	Hyundai Rotem Co. Ltd.	131,132	0.0
15,193	Industrial Bank of Korea	147,286	0.0
17,561	Kakao Corp.	450,025	0.1
9,738	KakaoBank Corp.	137,590	0.0
21,211	KB Financial Group, Inc.	1,194,412	0.3
13,584	Kia Corp.	919,223	0.2

See Accompanying Notes to Financial Statements

 33

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
4,264	Korea Aerospace Industries Ltd.	$158,458	0.0
14,475 (1)	Korea Electric Power Corp.	196,089	0.1
2,441	Korea Investment Holdings Co. Ltd.	117,051	0.0
352	Korea Zinc Co. Ltd.	238,420	0.1
10,276	Korean Air Lines Co. Ltd.	156,354	0.0
1,627 (1)	Krafton, Inc.	342,850	0.1
5,828	KT&G Corp.	421,704	0.1
1,019	Kumho Petrochemical Co. Ltd.	62,403	0.0
1,547 (1)	L&F Co. Ltd.	83,630	0.0
2,777	LG Chem Ltd.	465,236	0.1
5,313	LG Corp.	257,433	0.1
18,384 (1)	LG Display Co. Ltd.	112,193	0.0
6,050	LG Electronics, Inc.	339,914	0.1
2,636 (1)	LG Energy Solution Ltd.	615,601	0.1
542	LG H&H Co. Ltd.	111,483	0.0
904	LG Innotek Co. Ltd.	97,848	0.0
12,889	LG Uplus Corp.	90,122	0.0
1,287	Lotte Chemical Corp.	51,994	0.0
935	LS Electric Co. Ltd.	101,201	0.0
5,348	Meritz Financial Group, Inc.	375,732	0.1
15,257	Mirae Asset Securities Co. Ltd.	82,239	0.0
8,225	NAVER Corp.	1,097,462	0.3
858	NCSoft Corp.	105,949	0.0
1,953 (1)(2)	Netmarble Corp.	67,904	0.0
8,920	NH Investment & Securities Co. Ltd.	83,967	0.0
1,471	Orion Corp./Republic of Korea	101,611	0.0
3,587	Posco DX Co. Ltd.	45,665	0.0
1,801	POSCO Future M Co. Ltd.	170,153	0.0
3,986	POSCO Holdings, Inc.	679,947	0.2
3,137	Posco International Corp.	83,331	0.0
1,000 (1)(2)	Samsung Biologics Co. Ltd.	640,768	0.2
4,994	Samsung C&T Corp.	385,882	0.1
3,278	Samsung Electro- Mechanics Co. Ltd.	271,887	0.1
273,284	Samsung Electronics Co. Ltd.	9,752,635	2.2
9,411 (1)	Samsung Engineering Co. Ltd.	104,904	0.0
1,745	Samsung Fire & Marine Insurance Co. Ltd.	422,457	0.1
37,949 (1)	Samsung Heavy Industries Co. Ltd.	289,533	0.1
4,573 (1)	Samsung Life Insurance Co. Ltd.	292,631	0.1
3,131	Samsung SDI Co. Ltd.	517,519	0.1
2,444	Samsung SDS Co. Ltd.	210,307	0.1
24,510	Shinhan Financial Group Co. Ltd.	794,782	0.2
1,877 (1)	SK Biopharmaceuticals Co. Ltd.	140,167	0.0
1,935 (1)	SK Bioscience Co. Ltd.	65,884	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
31,189	SK Hynix, Inc.	$3,573,958	0.8
3,608 (1)	SK Innovation Co. Ltd.	272,753	0.1
5,366 (1)	SK Square Co. Ltd.	281,808	0.1
3,109	SK Telecom Co. Ltd.	116,501	0.0
2,052	SK, Inc.	182,148	0.1
1,165 (1)	SKC Co. Ltd.	81,997	0.0
2,795	S-Oil Corp.	104,368	0.0
35,594	Woori Financial Group, Inc.	370,864	0.1
3,266	Yuhan Corp.	263,140	0.1
		37,357,953	8.4

	Taiwan: 19.2%
28,000	Accton Technology Corp.	658,106	0.2
172,000	Acer, Inc.	208,349	0.0
26,595	Advantech Co. Ltd.	280,478	0.1
8,000	Airtac International Group	205,488	0.0
5,000	Alchip Technologies Ltd.	498,158	0.1
187,000	ASE Technology Holding Co. Ltd.	918,252	0.2
133,000	Asia Cement Corp.	163,805	0.0
19,000	Asia Vital Components Co. Ltd.	358,430	0.1
40,000	Asustek Computer, Inc.	749,762	0.2
392,000	AUO Corp.	174,894	0.0
36,000	Catcher Technology Co. Ltd.	212,656	0.0
536,000	Cathay Financial Holding Co. Ltd.	1,114,812	0.3
85,179	Chailease Holding Co. Ltd.	293,095	0.1
344,464	Chang Hwa Commercial Bank Ltd.	187,378	0.0
105,000	Cheng Shin Rubber Industry Co. Ltd.	156,823	0.0
178,000	China Airlines Ltd.	139,068	0.0
894,000	China Development Financial Holding Corp.	468,341	0.1
659,000	China Steel Corp.	394,668	0.1
211,000	Chunghwa Telecom Co. Ltd.	794,295	0.2
243,000	Compal Electronics, Inc.	278,214	0.1
940,000	CTBC Financial Holding Co. Ltd.	1,119,011	0.3
111,000	Delta Electronics, Inc.	1,452,906	0.3
48,000	E Ink Holdings, Inc.	399,684	0.1
801,516	E.Sun Financial Holding Co. Ltd.	657,995	0.2
11,000	Eclat Textile Co. Ltd.	170,442	0.0
3,000	eMemory Technology, Inc.	306,502	0.1
156,000	Eva Airways Corp.	210,805	0.0
57,000	Evergreen Marine Corp. Taiwan Ltd.	391,001	0.1
167,000	Far Eastern New Century Corp.	160,818	0.0
100,000	Far EasTone Telecommunications Co. Ltd.	272,461	0.1
29,720	Feng TAY Enterprise Co. Ltd.	120,333	0.0
618,306	First Financial Holding Co. Ltd.	510,557	0.1

See Accompanying Notes to Financial Statements

 34

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
202,000	Formosa Chemicals & Fibre Corp.	$168,032	0.0
219,000	Formosa Plastics Corp.	236,930	0.1
8,500	Fortune Electric Co. Ltd.	145,522	0.0
461,620	Fubon Financial Holding Co. Ltd.	1,269,460	0.3
31,000	Gigabyte Technology Co. Ltd.	256,491	0.1
5,000	Global Unichip Corp.	206,442	0.0
15,000	Globalwafers Co. Ltd.	174,319	0.0
712,000	Hon Hai Precision Industry Co. Ltd.	3,980,543	0.9
16,420	Hotai Motor Co. Ltd.	309,690	0.1
489,710	Hua Nan Financial Holdings Co. Ltd.	390,050	0.1
453,544	Innolux Corp.	198,176	0.0
13,000	International Games System Co. Ltd.	386,006	0.1
157,000	Inventec Corp.	239,242	0.1
4,000	Jentech Precision Industrial Co. Ltd.	185,463	0.0
6,000	Largan Precision Co. Ltd.	488,451	0.1
120,000	Lite-On Technology Corp.	363,307	0.1
87,000	MediaTek, Inc.	3,740,107	0.8
662,756	Mega Financial Holding Co. Ltd.	781,339	0.2
42,000	Micro-Star International Co. Ltd.	234,574	0.1
291,000	Nan Ya Plastics Corp.	265,052	0.1
84,000 (1)	Nanya Technology Corp.	74,750	0.0
10,000	Nien Made Enterprise Co. Ltd.	111,633	0.0
32,000	Novatek Microelectronics Corp.	488,843	0.1
113,000	Pegatron Corp.	315,985	0.1
14,000 (1)	PharmaEssentia Corp.	262,282	0.1
128,000	Pou Chen Corp.	143,829	0.0
31,000	President Chain Store Corp.	248,562	0.1
153,000	Quanta Computer, Inc.	1,331,625	0.3
28,000	Realtek Semiconductor Corp.	483,909	0.1
94,300	Ruentex Development Co. Ltd.	123,222	0.0
222,000	Shanghai Commercial & Savings Bank Ltd.	267,892	0.1
837,800 (1)	Shin Kong Financial Holding Co. Ltd.	301,182	0.1
599,714	SinoPac Financial Holdings Co. Ltd.	418,113	0.1
75,000	Synnex Technology International Corp.	161,812	0.0
657,245	Taishin Financial Holding Co. Ltd.	348,450	0.1
402,008	Taiwan Business Bank	181,890	0.0
371,000	Taiwan Cement Corp.	358,420	0.1
580,430	Taiwan Cooperative Financial Holding Co. Ltd.	429,806	0.1
102,000	Taiwan High Speed Rail Corp.	86,451	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
102,000	Taiwan Mobile Co. Ltd.	$352,934	0.1
1,409,000	Taiwan Semiconductor Manufacturing Co. Ltd.	45,792,574	10.3
79,000	Unimicron Technology Corp.	338,512	0.1
268,000	Uni-President Enterprises Corp.	660,725	0.2
639,000	United Microelectronics Corp.	832,360	0.2
59,477	Vanguard International Semiconductor Corp.	181,168	0.0
4,000	Voltronic Power Technology Corp.	226,420	0.1
173,000	Walsin Lihwa Corp.	124,909	0.0
42,000	Wan Hai Lines Ltd.	103,791	0.0
155,000	Wistron Corp.	489,687	0.1
6,000	Wiwynn Corp.	476,324	0.1
94,000	WPG Holdings Ltd.	195,735	0.0
23,727	Yageo Corp.	390,428	0.1
99,000	Yang Ming Marine Transport Corp.	228,442	0.1
578,620	Yuanta Financial Holding Co. Ltd.	598,900	0.1
42,000	Zhen Ding Technology Holding Ltd.	153,392	0.0
		85,331,740	19.2

	Thailand: 1.4%
67,200	Advanced Info Service PCL	563,829	0.1
237,500	Airports of Thailand PCL	413,174	0.1
632,800	Bangkok Dusit Medical Services PCL - Class F	454,202	0.1
450,900	Bangkok Expressway & Metro PCL	93,671	0.0
34,500	Bumrungrad Hospital PCL	201,414	0.1
112,500	Central Pattana PCL	187,715	0.1
110,600	Central Retail Corp. PCL	109,519	0.0
210,100	Charoen Pokphand Foods PCL	140,300	0.0
326,800	CP ALL PCL - Foreign	532,761	0.1
123,102	CP AXTRA PCL	98,388	0.0
176,456	Delta Electronics Thailand PCL	782,008	0.2
163,900	Gulf Energy Development PCL	284,910	0.1
372,500	Home Product Center PCL	102,043	0.0
55,900	Intouch Holdings PCL - Class F	158,609	0.0
34,700	Kasikornbank PCL	157,941	0.0
211,300	Krung Thai Bank PCL	130,006	0.0
64,000	Krungthai Card PCL	93,640	0.0
192,300	Minor International PCL	146,007	0.0
80,000	PTT Exploration & Production PCL	281,199	0.1
143,100	PTT Global Chemical PCL	101,974	0.0
196,800	PTT Oil & Retail Business PCL	76,605	0.0
565,000	PTT PCL - Foreign	526,770	0.1
47,900	SCB X PCL	164,901	0.1

See Accompanying Notes to Financial Statements

 35

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
44,800	Siam Cement PCL - Foreign	$220,068	0.1
82,400	Thai Oil PCL - Foreign	68,602	0.0
1,704,400	TMBThanachart Bank PCL	92,883	0.0
586,400 (1)	True Corp. PCL	190,352	0.1
		6,373,491	1.4

	Turkey: 0.7%
180,241	Akbank TAS	330,453	0.1
11,979	Anadolu Efes Biracilik Ve Malt Sanayii AS	64,773	0.0
79,273	Aselsan Elektronik Sanayi Ve Ticaret AS	162,484	0.0
25,868	BIM Birlesik Magazalar AS	386,504	0.1
48,729	Coca-Cola Icecek AS	82,460	0.0
175,434	Eregli Demir ve Celik Fabrikalari TAS	121,018	0.0
4,076	Ford Otomotiv Sanayi AS	107,974	0.0
61,389	Haci Omer Sabanci Holding AS	166,613	0.0
43,243	KOC Holding AS	218,237	0.1
13,869 (1)	Pegasus Hava Tasimaciligi AS	83,516	0.0
701,054 (1)	Sasa Polyester Sanayi AS	80,598	0.0
31,568 (1)	Turk Hava Yollari AO	250,509	0.1
70,058	Turkcell Iletisim Hizmetleri AS	183,464	0.1
511,396	Turkiye Is Bankasi AS - Class C	195,457	0.1
55,846	Turkiye Petrol Rafinerileri AS	224,038	0.1
86,439	Turkiye Sise ve Cam Fabrikalari AS	101,328	0.0
199,949	Yapi ve Kredi Bankasi AS	173,090	0.0
		2,932,516	0.7

	United Arab Emirates: 1.3%
165,288	Abu Dhabi Commercial Bank PJSC	468,589	0.1
83,263	Abu Dhabi Islamic Bank PJSC	313,280	0.1
178,997	Abu Dhabi National Oil Co. for Distribution PJSC	171,537	0.0
184,601	ADNOC Drilling Co. PJSC	267,876	0.1
216,077	Aldar Properties PJSC	451,619	0.1
176,496	Americana Restaurants International PLC	106,147	0.0
165,339	Dubai Islamic Bank PJSC	318,894	0.1
375,060	Emaar Properties PJSC	1,313,851	0.3
106,310	Emirates NBD Bank PJSC	620,833	0.1
197,536	Emirates Telecommunications Group Co. PJSC	877,687	0.2
250,238	First Abu Dhabi Bank PJSC	935,893	0.2
212,917 (1)	Multiply Group PJSC	120,007	0.0
		5,966,213	1.3

	United Kingdom: 0.1%
28,312	Anglogold Ashanti PLC	633,216	0.1

	United States: 0.3%
39,200 (1)	BeiGene Ltd.	558,906	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
4,432 (1)	Legend Biotech Corp., ADR	$144,217	0.1
4,889	Southern Copper Corp.	445,535	0.1
		1,148,658	0.3
	Total Common Stock (Cost $406,028,294)	430,193,205	96.6

PREFERRED STOCK: 1.5%
	Brazil: 1.0%
304,621	Banco Bradesco SA - Preference Shares	570,007	0.1
15,949	Centrais Eletricas Brasileiras SA	97,689	0.0
102,924	Cia Energetica de Minas Gerais	185,094	0.1
67,800	Cia Paranaense de Energia	100,418	0.0
80,004	Gerdau SA	234,916	0.1
273,783	Itau Unibanco Holding SA	1,361,858	0.3
314,915	Itausa SA	450,108	0.1
254,599	Petroleo Brasileiro SA	1,491,447	0.3
		4,491,537	1.0

	Chile: 0.1%
8,440	Sociedad Quimica y Minera de Chile SA	310,605	0.1

	Colombia: 0.0%
25,795	Bancolombia SA	205,983	0.0

	South Korea: 0.4%
1,267	Hyundai Motor Co.	130,036	0.0
2,065	Hyundai Motor Co. - Second Preference Shares	216,696	0.1
544	LG Chem Ltd.	58,162	0.0
46,650	Samsung Electronics Co. Ltd.	1,385,597	0.3
		1,790,491	0.4
	Total Preferred Stock (Cost $8,083,932)	6,798,616	1.5
	Total Long-Term Investments (Cost $414,112,226)	436,991,821	98.1

See Accompanying Notes to Financial Statements

 36

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Repurchase Agreements: 1.1%
1,105,443 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,105,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,127,552, due 10/01/29-02/01/57)	$1,105,443	0.2
1,105,443 (5)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,105,722, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $1,127,552, due 11/15/27-05/15/54)	1,105,443	0.3
1,116,610 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $1,116,883, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,138,942, due 03/27/25-01/01/55)	1,116,610	0.3
239,069 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $239,128, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $243,850, due 06/01/30-12/01/54)	239,069	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,105,443 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,105,723, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,127,552, due 11/01/51-12/01/54)	$1,105,443	0.2
	Total Repurchase Agreements (Cost $4,672,008)	4,672,008	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
9,407,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $9,407,000)	$9,407,000	2.1
	Total Short-Term Investments (Cost $14,079,008)	14,079,008	3.2
	Total Investments in Securities (Cost $428,191,234)	$451,070,829	101.3
	Liabilities in Excess of Other Assets	(5,900,063)	(1.3)
	Net Assets	$445,170,766	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 37

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Sector Diversification	Percentage of Net Assets
Information Technology	23.7%
Financials	23.4
Consumer Discretionary	12.8
Communication Services	9.3
Industrials	6.4
Materials	5.6
Consumer Staples	4.7
Energy	4.5
Health Care	3.4
Utilities	2.7
Real Estate	1.6
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$13,290,445	$—	$—	$13,290,445
Chile	1,549,583	—	—	1,549,583
China	3,988,515	108,043,363	34,908	112,066,786
Colombia	225,546	—	—	225,546
Czechia	445,720	157,570	—	603,290
Egypt	310,966	—	—	310,966
Greece	—	2,090,418	—	2,090,418
Hong Kong	310,561	4,662,361	—	4,972,922
Hungary	—	1,055,218	—	1,055,218
India	476,859	84,549,449	—	85,026,308
Indonesia	2,889,170	3,620,159	—	6,509,329
Ireland	3,833,239	—	—	3,833,239
Kuwait	107,748	3,156,622	—	3,264,370
Luxembourg	188,686	—	—	188,686
Malaysia	414,362	6,474,470	—	6,888,832
Mexico	7,732,344	—	—	7,732,344
Netherlands	247,532	—	—	247,532
Peru	823,056	—	—	823,056
Philippines	758,381	1,620,752	—	2,379,133
Poland	263,881	3,321,251	—	3,585,132
Qatar	604,636	3,150,913	—	3,755,549
Saudi Arabia	2,104,007	16,103,513	—	18,207,520
Singapore	—	98,328	—	98,328
South Africa	4,262,862	7,482,024	—	11,744,886
South Korea	—	37,357,953	—	37,357,953
Taiwan	—	85,331,740	—	85,331,740
Thailand	98,388	6,275,103	—	6,373,491
Turkey	1,755,690	1,176,826	—	2,932,516
United Arab Emirates	2,079,676	3,886,537	—	5,966,213
United Kingdom	—	633,216	—	633,216
United States	589,752	558,906	—	1,148,658
Total Common Stock	49,351,605	380,806,692	34,908	430,193,205

See Accompanying Notes to Financial Statements

 38

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Preferred Stock	$5,008,125	$1,790,491	$—	$6,798,616
Short-Term Investments	9,407,000	4,672,008	—	14,079,008
Total Investments, at fair value	$63,766,730	$387,269,191	$34,908	$451,070,829
Liabilities Table
Other Financial Instruments+
Futures	$(362,575)	$—	$—	$(362,575)
Total Liabilities	$(362,575)	$—	$—	$(362,575)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI Emerging Markets Index	200	03/21/25	$10,738,000	$(362,575)
			$10,738,000	$(362,575)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$362,575
Total Liability Derivatives		$362,575

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$951,769	$951,769
Foreign exchange contracts	(1,119)	—	(1,119)
Total	$(1,119)	$951,769	$950,650

See Accompanying Notes to Financial Statements

 39

Voya VACS Index Series EM Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(663,661)
Total	$(663,661)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $431,796,554.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,639,917
Gross Unrealized Depreciation	(36,219,180)
Net Unrealized Appreciation	$19,420,737

See Accompanying Notes to Financial Statements

 40

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Australia: 7.0%
303,326	ANZ Group Holdings Ltd.	$5,344,542	0.3
131,887 (1)	APA Group	567,793	0.0
57,691	Aristocrat Leisure Ltd.	2,436,322	0.1
19,747	ASX Ltd.	794,087	0.1
516,762	BHP Group Ltd. - Class DI	12,606,282	0.8
44,687	BlueScope Steel Ltd.	516,720	0.0
141,856	Brambles Ltd.	1,687,115	0.1
38,447	CAR Group Ltd.	855,594	0.1
6,666	Cochlear Ltd.	1,193,737	0.1
136,504 (1)	Coles Group Ltd.	1,593,485	0.1
170,449 (1)	Commonwealth Bank of Australia	16,128,085	1.0
54,010	Computershare Ltd.	1,134,560	0.1
49,315	CSL Ltd.	8,603,041	0.5
155,045 (1)	Endeavour Group Ltd./ Australia	402,219	0.0
172,471	Fortescue Metals Group Ltd.	1,942,120	0.1
175,221	Goodman Group	3,851,699	0.2
195,096	GPT Group	525,566	0.0
241,402	Insurance Australia Group Ltd.	1,262,586	0.1
226,688 (1)	Lottery Corp. Ltd.	691,412	0.0
36,877	Macquarie Group Ltd.	5,043,408	0.3
280,487	Medibank Pvt Ltd.	657,432	0.0
18,013 (1)	Mineral Resources Ltd.	380,163	0.0
401,874 (1)	Mirvac Group	464,769	0.0
313,082	National Australia Bank Ltd.	7,173,434	0.4
117,092	Northern Star Resources Ltd.	1,112,511	0.1
49,601	Orica Ltd.	508,482	0.0
175,457	Origin Energy Ltd.	1,181,891	0.1
5,854	Pro Medicus Ltd.	904,282	0.1
78,036 (2)	Qantas Airways Ltd.	432,001	0.0
153,321	QBE Insurance Group Ltd.	1,820,820	0.1
18,760	Ramsay Health Care Ltd.	400,323	0.0
5,382 (1)	REA Group Ltd.	774,274	0.1
23,027 (1)	Reece Ltd.	318,104	0.0
37,807	Rio Tinto Ltd.	2,741,495	0.2
330,776	Santos Ltd.	1,369,710	0.1
529,783	Scentre Group	1,121,470	0.1
36,341 (1)	SEEK Ltd.	505,726	0.0
20,726	SGH Ltd.	589,601	0.0
46,481	Sonic Healthcare Ltd.	775,251	0.1
461,198	South32 Ltd. - Class DI	967,402	0.1
243,126	Stockland	721,124	0.0
129,582	Suncorp Group Ltd.	1,522,436	0.1
411,874	Telstra Group Ltd.	1,020,748	0.1
316,091	Transurban Group	2,612,494	0.2
82,641	Treasury Wine Estates Ltd.	578,875	0.0
394,090	Vicinity Ltd.	510,752	0.0
24,335 (1)	Washington H Soul Pattinson & Co. Ltd.	514,395	0.0
115,574	Wesfarmers Ltd.	5,105,775	0.3
350,173	Westpac Banking Corp.	6,989,798	0.4
18,735	WiseTech Global Ltd.	1,398,627	0.1
193,382 (1)	Woodside Energy Group Ltd. (WDS)	2,994,507	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
124,415	Woolworths Group Ltd.	$2,345,307	0.1
		117,694,352	7.0

	Austria: 0.2%
34,295	Erste Group Bank AG	2,122,729	0.1
44,957	Mondi PLC QX	669,300	0.1
14,999	OMV AG	581,687	0.0
6,935 (1)	Verbund AG	502,854	0.0
		3,876,570	0.2

	Belgium: 0.8%
16,273	Ageas SA	791,196	0.1
91,520	Anheuser-Busch InBev SA	4,581,857	0.3
2,188 (1)	D’ieteren Group	363,969	0.0
2,995 (1)	Elia Group SA	230,444	0.0
8,457	Groupe Bruxelles Lambert NV	578,255	0.1
23,376	KBC Group NV	1,804,846	0.1
42 (1)	Lotus Bakeries NV	470,111	0.0
1,570 (1)	Sofina SA	354,395	0.0
7,548	Syensqo SA	551,230	0.0
12,876	UCB SA	2,563,148	0.2
18,376	Warehouses De Pauw CVA	361,240	0.0
		12,650,691	0.8

	Chile: 0.1%
40,163	Antofagasta PLC	795,605	0.1

	China: 0.0%
263,100	Yangzijiang Shipbuilding Holdings Ltd.	575,095	0.0

	Denmark: 2.8%
298	AP Moller - Maersk A/S - Class A	479,443	0.0
464 (1)	AP Moller - Maersk A/S - Class B	771,985	0.0
9,729	Carlsberg AS - Class B	934,399	0.1
12,845	Coloplast A/S - Class B	1,407,326	0.1
70,249	Danske Bank A/S	1,991,747	0.1
9,007 (2)	Demant A/S	331,514	0.0
20,815 (1)	DSV A/S	4,432,881	0.3
6,403 (2)	Genmab A/S	1,337,220	0.1
328,011	Novo Nordisk A/S - Class B	28,301,389	1.7
35,888	Novozymes A/S - Class B	2,033,651	0.1
17,126 (1)(2)(3)	Orsted AS	773,303	0.1
8,351	Pandora A/S	1,527,861	0.1
956 (1)	Rockwool A/S - Class B	340,180	0.0
34,528	Tryg A/S	728,345	0.0
102,852 (2)	Vestas Wind Systems A/S	1,410,811	0.1
6,510 (1)(2)	Zealand Pharma A/S	647,582	0.0
		47,449,637	2.8

	Finland: 1.0%
14,486	Elisa Oyj	627,223	0.1
45,692 (1)	Fortum Oyj	639,666	0.1
27,818 (1)	Kesko Oyj - Class B	524,852	0.0
34,617 (1)	Kone Oyj - Class B	1,687,584	0.1
63,321 (1)	Metso Oyj	589,491	0.0
43,088	Neste Oyj	545,289	0.0
543,132	Nokia Oyj	2,402,502	0.2

See Accompanying Notes to Financial Statements

 41

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
22,326	Nordea Bank Abp - EUR	$243,594	0.0
299,004	Nordea Bank Abp - SEK	3,257,090	0.2
11,016	Orion Oyj - Class B	488,160	0.0
50,396	Sampo Oyj - Class A	2,058,424	0.1
59,285 (1)	Stora Enso Oyj - Class R	596,647	0.0
54,359	UPM-Kymmene Oyj	1,494,852	0.1
51,225	Wartsila Oyj Abp	907,846	0.1
		16,063,220	1.0

	France: 10.7%
19,850	Accor SA	965,458	0.1
3,528	Aeroports de Paris	408,494	0.0
58,891	Air Liquide SA	9,573,314	0.6
60,519	Airbus SE	9,690,975	0.6
35,253 (2)	Alstom SA	786,603	0.1
6,253 (3)	Amundi SA	416,142	0.0
5,732	Arkema SA	436,162	0.0
179,348	AXA SA	6,382,936	0.4
4,219	BioMerieux	451,563	0.0
103,653	BNP Paribas SA	6,363,970	0.4
72,621 (1)	Bollore SE	446,550	0.0
19,314	Bouygues SA	571,899	0.0
32,358	Bureau Veritas SA	983,044	0.1
15,822	Capgemini SE	2,584,173	0.2
55,239 (1)	Carrefour SA	786,207	0.1
46,198	Cie de Saint-Gobain	4,105,236	0.3
68,041	Cie Generale des Etablissements Michelin SCA	2,238,923	0.1
5,684	Covivio SA/France	288,086	0.0
108,402	Credit Agricole SA	1,491,562	0.1
65,750	Danone SA	4,443,373	0.3
2,001	Dassault Aviation SA	408,876	0.0
68,158	Dassault Systemes SE	2,358,537	0.1
24,961	Edenred	820,619	0.1
7,486	Eiffage SA	656,458	0.0
186,020	Engie SA	2,950,171	0.2
30,275	EssilorLuxottica SA	7,384,982	0.4
4,372	Eurazeo SE	326,104	0.0
4,685	Gecina SA	438,915	0.0
30,809	Getlink SE	491,272	0.0
3,226	Hermes International	7,740,380	0.5
3,841	Ipsen SA	440,259	0.0
7,582	Kering SA	1,872,721	0.1
21,912	Klepierre SA	631,055	0.0
10,378 (3)	La Francaise des Jeux SAEM	399,663	0.0
26,709	Legrand SA	2,598,023	0.2
24,458	L’Oreal SA	8,658,214	0.5
28,016	LVMH Moet Hennessy Louis Vuitton SE	18,428,750	1.1
189,643	Orange SA	1,892,227	0.1
20,641	Pernod Ricard SA	2,332,165	0.1
23,311	Publicis Groupe SA	2,481,683	0.2
19,577	Renault SA	953,085	0.1
22,780	Rexel SA	580,196	0.0
36,988	Safran SA	8,104,359	0.5
116,312	Sanofi	11,306,791	0.7
2,974	Sartorius Stedim Biotech	580,612	0.0
55,695	Schneider Electric SE	13,865,619	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
2,536	SEB SA	$229,176	0.0
73,359	Societe Generale SA	2,058,859	0.1
9,011 (1)	Sodexo SA	742,524	0.1
69,609	STMicroelectronics NV	1,743,488	0.1
5,567	Teleperformance	477,500	0.0
9,439	Thales SA	1,355,398	0.1
219,777	TotalEnergies SE	12,244,858	0.7
12,065 (1)	Unibail-Rodamco-Westfield	908,673	0.1
71,662	Veolia Environnement SA	2,010,661	0.1
50,948	Vinci SA	5,245,438	0.3
		179,132,981	10.7

	Germany: 8.7%
16,499	Adidas AG	4,058,170	0.2
39,895	Allianz SE	12,262,262	0.7
90,901	BASF SE	3,986,113	0.2
100,057	Bayer AG	1,998,636	0.1
29,525	Bayerische Motoren Werke AG	2,414,850	0.2
8,341 (1)	Bechtle AG	267,515	0.0
10,103	Beiersdorf AG	1,297,685	0.1
13,235	Brenntag SE	795,936	0.1
4,099	Carl Zeiss Meditec AG - Class BR	191,900	0.0
96,443	Commerzbank AG	1,583,834	0.1
11,204	Continental AG	754,965	0.1
18,287 (2)(3)	Covestro AG	1,062,195	0.1
6,355	CTS Eventim AG & Co. KGaA	537,221	0.0
50,289	Daimler Truck Holding AG	1,926,176	0.1
19,010 (2)(3)	Delivery Hero SE	534,034	0.0
192,997	Deutsche Bank AG	3,330,533	0.2
19,178	Deutsche Boerse AG	4,417,777	0.3
61,109 (1)	Deutsche Lufthansa AG	392,730	0.0
103,884	Deutsche Post AG, Reg	3,667,356	0.2
355,499	Deutsche Telekom AG, Reg	10,651,860	0.6
228,659	E.ON SE	2,663,435	0.2
26,103	Evonik Industries AG	453,724	0.0
20,918	Fresenius Medical Care AG & Co. KGaA	952,414	0.1
43,023 (2)	Fresenius SE & Co. KGaA	1,493,371	0.1
15,796	GEA Group AG	784,639	0.1
6,141	Hannover Rueck SE	1,537,827	0.1
13,907	Heidelberg Materials AG	1,718,394	0.1
10,584	Henkel AG & Co. KGaA	815,680	0.1
133,004	Infineon Technologies AG	4,341,487	0.3
7,388	Knorr-Bremse AG	536,232	0.0
7,585	LEG Immobilien SE	643,351	0.0
76,272	Mercedes-Benz Group AG	4,252,304	0.3
13,163	Merck KGaA	1,915,520	0.1
5,482	MTU Aero Engines AG	1,830,967	0.1
13,623	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,873,661	0.4
5,882	Nemetschek SE	571,390	0.0
10,753	Puma SE	494,432	0.0
521	Rational AG	446,241	0.0
4,436	Rheinmetall AG	2,834,198	0.2

See Accompanying Notes to Financial Statements

 42

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
64,394	RWE AG	$1,923,035	0.1
106,352	SAP SE	26,159,877	1.6
7,639 (3)	Scout24 SE	674,058	0.0
77,404	Siemens AG, Reg	15,093,385	0.9
65,126 (2)	Siemens Energy AG	3,456,345	0.2
28,721 (3)	Siemens Healthineers AG	1,516,668	0.1
13,524	Symrise AG	1,442,642	0.1
6,575	Talanx AG	559,214	0.0
75,425	Vonovia SE	2,296,156	0.1
22,845 (2)(3)	Zalando SE	764,240	0.1
		145,176,635	8.7

	Hong Kong: 2.0%
1,113,400	AIA Group Ltd.	7,997,399	0.5
377,000	BOC Hong Kong Holdings Ltd.	1,203,813	0.1
196,000	CK Asset Holdings Ltd.	799,949	0.1
273,000	CK Hutchison Holdings Ltd.	1,451,389	0.1
64,000	CK Infrastructure Holdings Ltd.	475,100	0.0
167,500	CLP Holdings Ltd.	1,404,871	0.1
5,712	Futu Holdings Ltd., ADR	456,903	0.0
223,000	Galaxy Entertainment Group Ltd.	938,749	0.1
76,700	Hang Seng Bank Ltd.	939,487	0.1
148,000	Henderson Land Development Co. Ltd.	448,655	0.0
386,000	HKT Trust & HKT Ltd. - Stapled Security	476,719	0.0
1,140,000	Hong Kong & China Gas Co. Ltd.	908,337	0.1
122,700	Hong Kong Exchanges & Clearing Ltd.	4,592,508	0.3
112,400	Hongkong Land Holdings Ltd.	500,504	0.0
16,300	Jardine Matheson Holdings Ltd.	666,018	0.0
262,400	Link REIT	1,103,526	0.1
158,500	MTR Corp. Ltd.	550,606	0.0
141,000	Power Assets Holdings Ltd.	981,977	0.1
274,556	Prudential PLC	2,178,873	0.1
396,000	Sino Land Co. Ltd.	399,581	0.0
137,000	SITC International Holdings Co. Ltd.	363,287	0.0
147,500	Sun Hung Kai Properties Ltd.	1,403,513	0.1
41,500	Swire Pacific Ltd. - Class A	375,309	0.0
140,000	Techtronic Industries Co. Ltd.	1,840,433	0.1
849,500 (3)	WH Group Ltd.	654,654	0.0
109,000 (1)	Wharf Holdings Ltd.	305,840	0.0
170,000	Wharf Real Estate Investment Co. Ltd.	432,399	0.0
		33,850,399	2.0

	Ireland: 0.8%
19,791	AerCap Holdings NV	1,893,999	0.1
189,736	AIB Group PLC	1,049,223	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland (continued)
102,278	Bank of Ireland Group PLC	$932,719	0.1
10,070	DCC PLC	645,243	0.0
93,659	Experian PLC	4,025,432	0.2
43,739 (2)	James Hardie Industries PLC	1,348,069	0.1
15,595	Kerry Group PLC - Class A	1,504,084	0.1
15,745	Kingspan Group PLC	1,144,623	0.1
		12,543,392	0.8

	Israel: 0.9%
4,322	Azrieli Group Ltd.	356,707	0.0
128,751	Bank Hapoalim BM	1,554,302	0.1
153,563	Bank Leumi Le-Israel BM	1,826,990	0.1
8,961 (2)	Check Point Software Technologies Ltd.	1,673,019	0.1
4,396 (2)	CyberArk Software Ltd.	1,464,527	0.1
2,718	Elbit Systems Ltd.	712,700	0.0
10,205 (2)	Global-e Online Ltd.	556,479	0.0
78,842	ICL Group Ltd.	389,389	0.0
125,986	Israel Discount Bank Ltd. - Class A	861,848	0.0
15,790	Mizrahi Tefahot Bank Ltd.	683,533	0.0
3,814 (2)	Monday.com Ltd.	897,968	0.1
6,403 (2)	Nice Ltd.	1,087,380	0.1
115,383 (2)	Teva Pharmaceutical Industries Ltd., ADR	2,543,041	0.2
5,384 (2)	Wix.com Ltd.	1,155,137	0.1
		15,763,020	0.9

	Italy: 2.5%
12,681 (1)	Amplifon SpA	326,764	0.0
95,904	Assicurazioni Generali SpA	2,713,308	0.2
131,169	Banco BPM SpA	1,062,024	0.1
101,352	BPER Banca	646,406	0.0
62,700 (1)	Davide Campari-Milano NV	392,403	0.0
2,279 (1)	DiaSorin SpA	235,066	0.0
828,357	Enel SpA	5,911,308	0.3
234,161	Eni SpA	3,202,937	0.2
12,838	Ferrari NV	5,477,966	0.3
62,228	FinecoBank Banca Fineco SpA	1,086,050	0.1
34,228 (1)(3)	Infrastrutture Wireless Italiane SpA	347,696	0.0
1,489,639	Intesa Sanpaolo SpA	5,974,676	0.4
41,218	Leonardo SpA	1,108,922	0.1
50,900	Mediobanca Banca di Credito Finanziario SpA	743,342	0.0
23,790 (1)	Moncler SpA	1,255,889	0.1
52,430 (1)(2)(3)	Nexi SpA	291,834	0.0
46,558 (3)	Poste Italiane SpA	658,474	0.0
28,611	Prysmian SpA	1,831,002	0.1
10,649	Recordati Industria Chimica e Farmaceutica SpA	558,268	0.0
205,376 (1)	Snam SpA	910,382	0.1
1,014,819 (1)(2)	Telecom Italia SpA/Milano	259,365	0.0
143,298 (1)	Terna - Rete Elettrica Nazionale	1,132,317	0.1

See Accompanying Notes to Financial Statements

 43

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
150,049	UniCredit SpA	$6,009,222	0.4
40,190	Unipol Gruppo SpA	501,913	0.0
		42,637,534	2.5

	Japan: 22.5%
78,000	Advantest Corp.	4,434,990	0.3
66,600	Aeon Co. Ltd.	1,558,667	0.1
19,900 (1)	AGC, Inc.	581,298	0.0
53,600	Aisin Corp.	598,829	0.0
47,300	Ajinomoto Co., Inc.	1,925,623	0.1
16,300 (1)	ANA Holdings, Inc.	295,837	0.0
147,200	Asahi Group Holdings Ltd.	1,544,230	0.1
127,800	Asahi Kasei Corp.	880,572	0.1
69,600	Asics Corp.	1,357,742	0.1
184,300	Astellas Pharma, Inc.	1,789,687	0.1
60,500	Bandai Namco Holdings, Inc.	1,442,637	0.1
58,200 (1)	Bridgestone Corp.	1,956,284	0.1
23,600	Brother Industries Ltd.	399,218	0.0
95,100	Canon, Inc.	3,089,006	0.2
35,300	Capcom Co. Ltd.	767,900	0.1
78,700	Central Japan Railway Co.	1,476,850	0.1
58,100	Chiba Bank Ltd.	447,824	0.0
65,600	Chubu Electric Power Co., Inc.	688,213	0.0
68,400	Chugai Pharmaceutical Co. Ltd.	3,015,150	0.2
107,000	Concordia Financial Group Ltd.	588,445	0.0
39,500	Dai Nippon Printing Co. Ltd.	552,750	0.0
32,900	Daifuku Co. Ltd.	675,928	0.0
92,200	Dai-ichi Life Holdings, Inc.	2,456,793	0.2
178,500	Daiichi Sankyo Co. Ltd.	4,884,340	0.3
26,900	Daikin Industries Ltd.	3,138,717	0.2
6,000	Daito Trust Construction Co. Ltd.	670,768	0.0
60,400	Daiwa House Industry Co. Ltd.	1,854,351	0.1
135,900	Daiwa Securities Group, Inc.	896,768	0.1
192,600	Denso Corp.	2,655,376	0.2
20,300 (1)	Dentsu Group, Inc.	487,822	0.0
9,400	Disco Corp.	2,493,608	0.2
92,400	East Japan Railway Co.	1,636,487	0.1
25,700	Eisai Co. Ltd.	699,801	0.0
278,000	ENEOS Holdings, Inc.	1,458,431	0.1
96,300	FANUC Corp.	2,515,641	0.2
19,400	Fast Retailing Co. Ltd.	6,544,430	0.4
13,700	Fuji Electric Co. Ltd.	732,425	0.0
114,000	FUJIFILM Holdings Corp.	2,358,616	0.1
25,600	Fujikura Ltd.	1,045,141	0.1
168,700	Fujitsu Ltd.	2,963,482	0.2
23,300	Hankyu Hanshin Holdings, Inc.	607,302	0.0
1,800	Hikari Tsushin, Inc.	390,690	0.0
11,000	Hitachi Construction Machinery Co. Ltd.	243,795	0.0
472,200	Hitachi Ltd.	11,564,206	0.7
457,100	Honda Motor Co. Ltd.	4,351,962	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
11,100	Hoshizaki Corp.	$436,442	0.0
35,500	Hoya Corp.	4,405,774	0.3
46,900 (1)	Hulic Co. Ltd.	407,363	0.0
93,400	Idemitsu Kosan Co. Ltd.	615,228	0.0
90,400 (1)	Inpex Corp.	1,137,364	0.1
57,500	Isuzu Motors Ltd.	782,195	0.1
121,100	ITOCHU Corp.	5,955,017	0.4
14,700	Japan Airlines Co. Ltd.	231,737	0.0
101,100	Japan Exchange Group, Inc.	1,121,748	0.1
147,400	Japan Post Bank Co. Ltd.	1,393,173	0.1
195,900	Japan Post Holdings Co. Ltd.	1,844,937	0.1
19,500	Japan Post Insurance Co. Ltd.	358,177	0.0
650	Japan Real Estate Investment Corp.	446,006	0.0
122,200 (1)	Japan Tobacco, Inc.	3,134,778	0.2
58,600	JFE Holdings, Inc.	659,841	0.0
40,400	Kajima Corp.	731,840	0.0
94,100	Kansai Electric Power Co., Inc.	1,042,993	0.1
47,500	Kao Corp.	1,921,924	0.1
37,600	Kawasaki Kisen Kaisha Ltd.	534,928	0.0
156,300	KDDI Corp.	4,978,249	0.3
19,800	Keyence Corp.	8,048,139	0.5
69,100	Kikkoman Corp.	767,298	0.1
79,100 (1)	Kirin Holdings Co. Ltd.	1,027,044	0.1
15,300 (1)	Kobe Bussan Co. Ltd.	334,458	0.0
15,600	Kokusai Electric Corp.	204,420	0.0
89,300	Komatsu Ltd.	2,432,743	0.2
10,200	Konami Group Corp.	954,417	0.1
95,800	Kubota Corp.	1,109,820	0.1
130,800	Kyocera Corp.	1,296,454	0.1
24,700	Kyowa Kirin Co. Ltd.	371,438	0.0
8,200 (1)	Lasertec Corp.	768,710	0.1
45,000	M3, Inc.	389,918	0.0
24,200	Makita Corp.	735,897	0.0
145,100	Marubeni Corp.	2,177,745	0.1
33,900	MatsukiyoCocokara & Co.	493,547	0.0
8,800 (1)	McDonald’s Holdings Co. Japan Ltd.	345,683	0.0
23,900	MEIJI Holdings Co. Ltd.	486,218	0.0
37,000	MINEBEA MITSUMI, Inc.	592,670	0.0
138,100	Mitsubishi Chemical Group Corp.	697,492	0.0
340,500	Mitsubishi Corp.	5,571,166	0.3
193,700	Mitsubishi Electric Corp.	3,270,770	0.2
110,100	Mitsubishi Estate Co. Ltd.	1,528,381	0.1
89,600	Mitsubishi HC Capital, Inc.	590,485	0.0
326,400	Mitsubishi Heavy Industries Ltd.	4,551,306	0.3
1,130,900	Mitsubishi UFJ Financial Group, Inc.	13,202,924	0.8
257,100	Mitsui & Co. Ltd.	5,332,029	0.3
17,400	Mitsui Chemicals, Inc.	379,832	0.0
272,000	Mitsui Fudosan Co. Ltd.	2,175,274	0.1
35,100	Mitsui OSK Lines Ltd.	1,221,422	0.1
See Accompanying Notes to Financial Statements

 44

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
245,700	Mizuho Financial Group, Inc.	$5,998,162	0.4
25,500	MonotaRO Co. Ltd.	433,342	0.0
131,000	MS&AD Insurance Group Holdings, Inc.	2,829,274	0.2
172,300	Murata Manufacturing Co. Ltd.	2,733,510	0.2
25,000	NEC Corp.	2,139,427	0.1
34,300 (1)	Nexon Co. Ltd.	510,225	0.0
85,000	NIDEC Corp.	1,526,740	0.1
105,800	Nintendo Co. Ltd.	6,161,982	0.4
780	Nippon Building Fund, Inc.	606,769	0.0
96,600 (1)	Nippon Paint Holdings Co. Ltd.	623,691	0.0
17,600	Nippon Sanso Holdings Corp.	488,364	0.0
92,300	Nippon Steel Corp.	1,854,827	0.1
3,043,400	Nippon Telegraph & Telephone Corp.	3,039,942	0.2
44,600	Nippon Yusen KK	1,484,445	0.1
226,800 (1)	Nissan Motor Co. Ltd.	687,848	0.0
20,400	Nissin Foods Holdings Co. Ltd.	492,833	0.0
8,200	Nitori Holdings Co. Ltd.	971,638	0.1
72,000	Nitto Denko Corp.	1,203,755	0.1
306,100	Nomura Holdings, Inc.	1,775,943	0.1
38,500	Nomura Research Institute Ltd.	1,130,420	0.1
64,300	NTT Data Group Corp.	1,222,656	0.1
66,100	Obayashi Corp.	870,354	0.1
33,000	Obic Co. Ltd.	982,026	0.1
119,900	Olympus Corp.	1,790,137	0.1
17,900	Omron Corp.	602,712	0.0
38,100	Ono Pharmaceutical Co. Ltd.	396,678	0.0
3,900	Oracle Corp. Japan	373,255	0.0
111,100	Oriental Land Co. Ltd./ Japan	2,394,890	0.1
117,600	ORIX Corp.	2,526,506	0.2
37,000	Osaka Gas Co. Ltd.	809,249	0.1
23,200	Otsuka Corp.	530,578	0.0
45,500	Otsuka Holdings Co. Ltd.	2,475,197	0.2
38,800	Pan Pacific International Holdings Corp.	1,054,069	0.1
237,500	Panasonic Holdings Corp.	2,427,395	0.2
153,300 (2)	Rakuten Group, Inc.	825,901	0.1
142,800	Recruit Holdings Co. Ltd.	9,925,731	0.6
171,500	Renesas Electronics Corp.	2,170,337	0.1
213,000	Resona Holdings, Inc.	1,535,470	0.1
53,800	Ricoh Co. Ltd.	610,989	0.0
27,700	SBI Holdings, Inc.	695,715	0.0
8,300	SCREEN Holdings Co. Ltd.	490,009	0.0
15,900	SCSK Corp.	332,785	0.0
42,800	Secom Co. Ltd.	1,453,483	0.1
29,400	Seiko Epson Corp.	530,465	0.0
38,500	Sekisui Chemical Co. Ltd.	659,206	0.0
60,800	Sekisui House Ltd.	1,449,723	0.1
225,500	Seven & i Holdings Co. Ltd.	3,535,306	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
32,600	SG Holdings Co. Ltd.	$311,627	0.0
24,100	Shimadzu Corp.	674,519	0.0
7,700	Shimano, Inc.	1,035,786	0.1
183,500	Shin-Etsu Chemical Co. Ltd.	6,043,964	0.4
77,000	Shionogi & Co. Ltd.	1,079,938	0.1
40,700 (1)	Shiseido Co. Ltd.	719,705	0.0
44,300	Shizuoka Financial Group, Inc.	359,278	0.0
5,800	SMC Corp.	2,252,266	0.1
2,913,500	SoftBank Corp.	3,677,823	0.2
97,300	SoftBank Group Corp.	5,560,285	0.3
90,800	Sompo Holdings, Inc.	2,352,652	0.1
635,800	Sony Group Corp.	13,399,838	0.8
59,700	Subaru Corp.	1,060,768	0.1
111,000	Sumitomo Corp.	2,402,169	0.1
72,800	Sumitomo Electric Industries Ltd.	1,301,480	0.1
25,200	Sumitomo Metal Mining Co. Ltd.	574,534	0.0
379,700	Sumitomo Mitsui Financial Group, Inc.	9,112,893	0.6
66,100	Sumitomo Mitsui Trust Holdings, Inc.	1,544,065	0.1
31,500	Sumitomo Realty & Development Co. Ltd.	979,612	0.1
14,200	Suntory Beverage & Food Ltd.	451,162	0.0
160,100	Suzuki Motor Corp.	1,793,816	0.1
51,300	Sysmex Corp.	940,570	0.1
49,900	T&D Holdings, Inc.	913,357	0.1
16,800	Taisei Corp.	703,900	0.0
162,000	Takeda Pharmaceutical Co. Ltd.	4,288,516	0.3
198,000	TDK Corp.	2,549,961	0.2
136,600	Terumo Corp.	2,637,163	0.2
21,700	TIS, Inc.	512,557	0.0
11,400	Toho Co. Ltd./Tokyo	445,505	0.0
191,400	Tokio Marine Holdings, Inc.	6,868,988	0.4
155,500 (2)	Tokyo Electric Power Co. Holdings, Inc.	464,808	0.0
45,600	Tokyo Electron Ltd.	6,854,564	0.4
34,500	Tokyo Gas Co. Ltd.	955,881	0.1
54,100	Tokyu Corp.	576,534	0.0
24,300	TOPPAN Holdings, Inc.	644,635	0.0
141,200	Toray Industries, Inc.	894,057	0.1
14,400	TOTO Ltd.	344,972	0.0
16,600	Toyota Industries Corp.	1,335,063	0.1
1,045,600	Toyota Motor Corp.	20,415,593	1.2
64,900	Toyota Tsusho Corp.	1,147,726	0.1
12,900 (2)	Trend Micro, Inc./Japan	695,479	0.0
113,700	Unicharm Corp.	937,345	0.1
44,700	West Japan Railway Co.	791,721	0.1
26,100	Yakult Honsha Co. Ltd.	494,394	0.0
94,100 (1)	Yamaha Motor Co. Ltd.	829,087	0.1
23,000	Yaskawa Electric Corp.	586,965	0.0
23,300	Yokogawa Electric Corp.	495,575	0.0
291,300	Z Holdings Corp.	770,224	0.1
9,800	Zensho Holdings Co. Ltd.	555,001	0.0

See Accompanying Notes to Financial Statements

 45

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
13,800	ZOZO, Inc.	$425,012	0.0
		376,043,338	22.5

	Jordan: 0.0%
16,949	Hikma Pharmaceuticals PLC	422,567	0.0

	Luxembourg: 0.2%
47,771	ArcelorMittal SA	1,109,927	0.1
21,652 (2)(3)	CVC Capital Partners PLC	478,789	0.0
13,758 (1)	Eurofins Scientific SE	701,691	0.0
41,448	Tenaris SA	782,474	0.1
		3,072,881	0.2

	Macao: 0.0%
247,200 (2)	Sands China Ltd.	658,195	0.0

	Netherlands: 4.6%
46,664 (3)	ABN AMRO Bank NV	720,100	0.0
2,215 (2)(3)	Adyen NV	3,291,667	0.2
137,515 (1)	Aegon Ltd.	818,313	0.1
17,393	Akzo Nobel NV	1,043,981	0.1
6,090 (2)	Argenx SE	3,761,869	0.2
4,782	ASM International, N.V.	2,764,885	0.2
40,696	ASML Holding NV	28,504,912	1.7
16,142 (1)	ASR Nederland NV	767,745	0.0
7,851 (1)	BE Semiconductor Industries NV	1,076,124	0.1
7,962 (3)	Euronext NV	893,234	0.1
10,128	EXOR NV	928,493	0.1
13,201	Heineken Holding NV	791,468	0.0
29,332	Heineken NV	2,090,469	0.1
5,804 (1)	IMCD NV	862,537	0.1
336,440	ING Groep NV	5,272,554	0.3
12,411 (1)	JDE Peet’s NV	213,233	0.0
94,651	Koninklijke Ahold Delhaize NV	3,087,415	0.2
396,076	Koninklijke KPN NV	1,444,269	0.1
81,371 (2)	Koninklijke Philips, N.V.	2,061,233	0.1
27,575	NN Group NV	1,202,508	0.1
139,327	Prosus NV	5,534,748	0.3
11,053 (1)	Randstad NV	465,360	0.0
200,133	Stellantis NV (STLAM)	2,603,417	0.2
83,838 (1)	Universal Music Group NV	2,144,504	0.1
24,292	Wolters Kluwer NV	4,035,983	0.2
		76,381,021	4.6

	New Zealand: 0.3%
171,263	Auckland International Airport Ltd.	833,649	0.1
59,695	Fisher & Paykel Healthcare Corp. Ltd.	1,283,034	0.1
93,517	Infratil Ltd.	659,176	0.0
71,266 (1)	Mercury NZ Ltd.	233,189	0.0
132,747 (1)	Meridian Energy Ltd.	438,947	0.0
14,778 (2)	Xero Ltd.	1,537,843	0.1
		4,985,838	0.3

	Norway: 0.6%
32,185	Aker BP ASA	632,709	0.0
91,206	DNB Bank ASA	1,820,876	0.1
85,331	Equinor ASA	2,023,971	0.1
20,369	Gjensidige Forsikring ASA	359,661	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
8,959	Kongsberg Gruppen ASA	$1,007,948	0.1
47,400	Mowi ASA	812,354	0.1
143,229	Norsk Hydro ASA	787,857	0.1
71,395	Orkla ASA	617,649	0.0
6,724	Salmar ASA	319,585	0.0
62,713	Telenor ASA	699,699	0.1
16,863	Yara International ASA	446,395	0.0
		9,528,704	0.6

	Poland: 0.0%
22,916 (2)	InPost SA	391,226	0.0

	Portugal: 0.1%
319,598	EDP - Energias de Portugal SA	1,022,401	0.1
47,334	Galp Energia SGPS SA	784,547	0.0
28,841	Jeronimo Martins SGPS SA	551,193	0.0
		2,358,141	0.1

	Singapore: 1.6%
380,600	CapitaLand Ascendas REIT	714,751	0.0
593,686	CapitaLand Integrated Commercial Trust	837,223	0.1
238,500 (1)	CapitaLand Investment Ltd./Singapore	457,219	0.0
202,960	DBS Group Holdings Ltd.	6,503,948	0.4
615,900	Genting Singapore Ltd.	345,521	0.0
215,213 (2)	Grab Holdings Ltd. - Class A	1,015,805	0.1
148,300	Keppel Corp. Ltd.	743,008	0.1
344,900	Oversea-Chinese Banking Corp. Ltd.	4,212,290	0.3
37,701 (2)	Sea Ltd., ADR	4,000,076	0.2
91,000	Sembcorp Industries Ltd.	368,139	0.0
151,600	Singapore Airlines Ltd.	714,711	0.0
87,300	Singapore Exchange Ltd.	813,777	0.1
159,000	Singapore Technologies Engineering Ltd.	542,533	0.0
756,900	Singapore Telecommunications Ltd.	1,705,165	0.1
128,800	United Overseas Bank Ltd.	3,420,396	0.2
195,700	Wilmar International Ltd.	444,187	0.0
		26,838,749	1.6

	Spain: 2.7%
2,514 (1)	Acciona SA	282,904	0.0
17,984	ACS Actividades de Construccion y Servicios SA	901,224	0.1
7,639 (3)	Aena SME SA	1,559,104	0.1
45,882	Amadeus IT Group SA	3,238,548	0.2
586,973	Banco Bilbao Vizcaya Argentaria SA	5,743,205	0.4
554,070	Banco de Sabadell SA	1,076,711	0.1
1,578,046	Banco Santander SA	7,300,444	0.4
407,128	CaixaBank SA	2,210,370	0.1
53,964 (3)	Cellnex Telecom SA	1,704,538	0.1
31,772 (1)	EDP Renovaveis SA	329,998	0.0
32,349	Endesa SA	695,642	0.0
49,092 (1)	Ferrovial SE	2,060,621	0.1

See Accompanying Notes to Financial Statements

 46

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain (continued)
30,380 (2)	Grifols SA	$287,093	0.0
615,771	Iberdrola SA	8,485,471	0.5
111,098	Industria de Diseno Textil SA	5,690,884	0.3
41,331	Red Electrica Corp. SA	705,781	0.1
119,914	Repsol SA	1,459,111	0.1
404,242 (1)	Telefonica SA	1,649,664	0.1
		45,381,313	2.7

	Sweden: 3.5%
26,471	AddTech AB - Class B	721,278	0.1
29,467	Alfa Laval AB	1,233,344	0.1
102,081	Assa Abloy AB - Class B	3,015,096	0.2
273,567	Atlas Copco AB - Class A	4,175,085	0.3
158,971	Atlas Copco AB - Class B	2,147,859	0.1
39,201 (1)	Beijer Ref AB	578,531	0.0
27,856 (1)	Boliden AB	783,726	0.1
67,118	Epiroc AB - Class A	1,169,707	0.1
39,718	Epiroc AB - Class B	619,647	0.0
37,921	EQT AB	1,048,282	0.1
62,110	Essity AB - Class B	1,659,994	0.1
17,245 (3)	Evolution AB	1,329,863	0.1
67,502 (1)(2)	Fastighets AB Balder	469,797	0.0
23,296	Getinge AB - Class B	382,140	0.0
57,692 (1)	H & M Hennes & Mauritz AB - Class B	777,620	0.1
211,453 (1)	Hexagon AB - Class B	2,018,834	0.1
7,763 (1)	Holmen AB - Class B	284,751	0.0
12,378	Industrivarden AB - Class A	391,258	0.0
16,346 (1)	Industrivarden AB - Class C	516,297	0.0
27,829	Indutrade AB	697,309	0.1
15,079 (1)	Investment AB Latour - Class B	376,126	0.0
176,281	Investor AB - Class B	4,669,143	0.3
7,740 (1)	L E Lundbergforetagen AB - Class B	350,715	0.0
23,742	Lifco AB - Class B	688,145	0.1
154,349 (1)	Nibe Industrier AB - Class B	603,190	0.0
32,622	Saab AB - Class B	689,214	0.1
22,382	Sagax AB - Class B	459,328	0.0
108,592 (1)	Sandvik AB	1,947,205	0.1
50,089 (1)	Securitas AB - Class B	619,298	0.0
161,618	Skandinaviska Enskilda Banken AB - Class A	2,214,828	0.1
34,658 (1)	Skanska AB - Class B	728,767	0.1
34,719	SKF AB - Class B	651,658	0.0
15,602 (2)	Spotify Technology SA	6,980,023	0.4
61,767 (1)	Svenska Cellulosa AB SCA - Class B	783,427	0.1
148,552	Svenska Handelsbanken AB - Class A	1,533,806	0.1
86,469	Swedbank AB - Class A	1,707,413	0.1
19,942 (2)	Swedish Orphan Biovitrum AB	572,097	0.0
55,673	Tele2 AB - Class B	549,743	0.0
282,915	Telefonaktiebolaget LM Ericsson - Class B	2,291,174	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
240,284	Telia Co. AB	$667,866	0.0
21,698	Trelleborg AB - Class B	742,519	0.1
20,394	Volvo AB - Class A	498,450	0.0
161,781	Volvo AB - Class B	3,931,631	0.2
		58,276,184	3.5

	Switzerland: 9.8%
161,073	ABB Ltd., Reg	8,697,702	0.5
17,154	Adecco Group AG	423,751	0.0
50,893	Alcon, Inc.	4,315,092	0.3
3,437 (1)	Bachem Holding AG	219,803	0.0
4,431 (1)	Baloise Holding AG, Reg	802,913	0.1
3,068 (1)	Banque Cantonale Vaudoise	282,488	0.0
363 (1)	Barry Callebaut AG	483,321	0.0
2,151	BKW AG	356,378	0.0
11	Chocoladefabriken Lindt & Spruengli AG	1,208,835	0.1
100 (1)	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,109,283	0.1
54,751	Cie Financiere Richemont SA	8,282,414	0.5
21,975 (1)	Clariant AG	245,268	0.0
22,124	Coca-Cola HBC AG - Class DI	755,795	0.0
18,941	DSM-Firmenich AG	1,914,635	0.1
9,326	Dufry AG, Reg	374,381	0.0
715	EMS-Chemie Holding AG	482,462	0.0
8,480 (1)(2)	Galderma Group AG	940,364	0.1
3,405	Geberit AG, Reg	1,931,058	0.1
940	Givaudan SA, Reg	4,109,102	0.2
1,056,215	Glencore PLC	4,651,735	0.3
3,780	Helvetia Holding AG	623,453	0.0
53,084	Holcim AG	5,111,191	0.3
20,981	Julius Baer Group Ltd.	1,361,066	0.1
4,919 (1)	Kuehne + Nagel International AG	1,128,633	0.1
15,490	Logitech International SA	1,278,641	0.1
7,356	Lonza Group AG	4,341,797	0.3
266,839	Nestle SA	21,892,327	1.3
200,734	Novartis AG, Reg	19,542,920	1.2
2,311	Partners Group Holding AG	3,139,016	0.2
71,554	Roche Holding AG	20,006,981	1.2
3,260	Roche Holding AG - Class BR	973,756	0.1
41,701	Sandoz Group AG	1,709,433	0.1
4,147	Schindler Holding AG	1,145,749	0.1
2,391	Schindler Holding AG (SCHN)	652,268	0.0
15,440	SGS SA	1,548,902	0.1
31,147 (1)	SIG Group AG	615,867	0.0
15,527	Sika AG, Reg	3,704,853	0.2
5,162	Sonova Holding AG, Reg	1,688,024	0.1
11,368	Straumann Holding AG	1,431,931	0.1
2,947	Swatch Group AG - Class BR	535,649	0.0
2,926	Swiss Life Holding AG	2,259,070	0.1
7,874	Swiss Prime Site AG	858,224	0.1
30,719	Swiss Re AG	4,449,173	0.3

See Accompanying Notes to Financial Statements

 47

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
2,638	Swisscom AG, Reg	$1,468,188	0.1
5,760	Temenos AG	407,003	0.0
334,973	UBS Group AG	10,255,784	0.6
2,750 (3)	VAT Group AG	1,039,813	0.1
14,906	Zurich Insurance Group AG	8,865,576	0.5
		163,622,068	9.8

	United Kingdom: 13.8%
99,137	3i Group PLC	4,412,887	0.3
26,517	Admiral Group PLC	876,012	0.0
129,417	Anglo American PLC	3,826,474	0.2
44,538	Ashtead Group PLC	2,755,466	0.2
34,001	Associated British Foods PLC	867,306	0.0
157,893	AstraZeneca PLC	20,585,934	1.2
91,138 (3)	Auto Trader Group PLC	901,793	0.1
272,654	Aviva PLC	1,598,047	0.1
307,793	BAE Systems PLC	4,415,354	0.3
1,480,170	Barclays PLC	4,951,436	0.3
140,381	Barratt Developments PLC	769,549	0.0
10,406	Berkeley Group Holdings PLC	506,420	0.0
1,647,251	BP PLC	8,142,269	0.5
202,911	British American Tobacco PLC	7,321,952	0.4
659,037 (1)	BT Group PLC	1,187,898	0.1
34,217	Bunzl PLC	1,408,883	0.1
525,176	Centrica PLC	876,186	0.1
21,099	Coca-Cola European Partners PLC - USD	1,620,614	0.1
172,822	Compass Group PLC	5,750,351	0.3
13,510	Croda International PLC	571,433	0.0
226,619	Diageo PLC	7,201,423	0.4
18,661	Endeavour Mining PLC	333,330	0.0
61,855	Entain PLC	530,983	0.0
422,165	GSK PLC	7,120,737	0.4
783,749	Haleon PLC	3,695,478	0.2
38,666	Halma PLC	1,297,197	0.1
36,231	Hargreaves Lansdown PLC	497,166	0.0
1,854,113	HSBC Holdings PLC	18,213,044	1.1
81,704	Imperial Brands PLC	2,612,788	0.2
135,481	Informa PLC	1,351,227	0.1
16,218	InterContinental Hotels Group PLC	2,017,893	0.1
16,437	Intertek Group PLC	971,090	0.1
180,061	J Sainsbury PLC	615,290	0.0
263,943	JD Sports Fashion PLC	315,475	0.0
185,856	Kingfisher PLC	577,704	0.0
72,076	Land Securities Group PLC	526,367	0.0
600,620	Legal & General Group PLC	1,724,568	0.1
6,246,674	Lloyds Banking Group PLC	4,266,012	0.3
48,698	London Stock Exchange Group PLC	6,873,929	0.4
230,317	M&G PLC	569,946	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
208,891	Marks & Spencer Group PLC	$978,272	0.1
131,342	Melrose Industries PLC	907,619	0.1
497,622	National Grid PLC	5,911,845	0.4
718,977	NatWest Group PLC	3,602,959	0.2
12,133	Next PLC	1,439,236	0.1
61,066	Pearson PLC	979,214	0.1
32,581	Persimmon PLC	486,674	0.0
71,406	Phoenix Group Holdings PLC	455,012	0.0
70,403	Reckitt Benckiser Group PLC	4,261,526	0.3
189,762	RELX PLC	8,597,879	0.5
257,117	Rentokil Initial PLC	1,283,387	0.1
114,827	Rio Tinto PLC	6,778,212	0.4
866,198 (2)	Rolls-Royce Holdings PLC	6,142,519	0.4
102,333	Sage Group PLC	1,625,907	0.1
82,092	Schroders PLC	331,825	0.0
130,895	Segro PLC	1,148,083	0.1
27,515	Severn Trent PLC	862,658	0.0
631,863	Shell PLC	19,695,701	1.2
89,052	Smith & Nephew PLC	1,103,564	0.1
35,093	Smiths Group PLC	752,410	0.0
7,497	Spirax-Sarco Engineering PLC	641,298	0.0
112,460	SSE PLC	2,254,192	0.1
214,015	Standard Chartered PLC	2,634,769	0.2
360,533	Taylor Wimpey PLC	548,731	0.0
697,863	Tesco PLC	3,209,702	0.2
252,834	Unilever PLC	14,366,110	0.9
69,448	United Utilities Group PLC	913,567	0.1
2,262,790	Vodafone Group PLC	1,930,330	0.1
18,276	Whitbread PLC	672,736	0.0
67,856 (2)	Wise PLC - Class A	901,895	0.1
109,847	WPP PLC	1,132,280	0.1
		231,208,023	13.8

	United States: 0.1%
22,441 (1)	QIAGEN NV	1,005,893	0.1

	Total Common Stock (Cost $1,511,374,941)	1,628,383,272	97.3

PREFERRED STOCK: 0.3%
	Germany: 0.3%
5,643	Bayerische Motoren Werke AG	422,745	0.0
11,598 (3)	Dr Ing hc F Porsche AG	702,831	0.1
17,238	Henkel AG & Co. KGaA	1,512,403	0.1
15,595	Porsche Automobil Holding SE	587,628	0.0
2,669	Sartorius AG	593,143	0.0
21,001	Volkswagen AG	1,937,663	0.1
		5,756,413	0.3
	Total Preferred Stock (Cost $7,924,965)	5,756,413	0.3
	Total Long-Term Investments (Cost $1,519,299,906)	1,634,139,685	97.6

See Accompanying Notes to Financial Statements

 48

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Repurchase Agreements: 3.5%
13,947,619 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $13,951,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $14,226,571, due 10/01/29-02/01/57)	$13,947,619	0.8
13,947,619 (4)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $13,951,135, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $14,226,572, due 11/15/27-05/15/54)	13,947,619	0.8
13,947,619 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $13,951,157, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $14,226,571, due 11/01/51-12/01/54)	13,947,619	0.8
3,957,398 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $3,958,395, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%-7.549%, Market Value plus accrued interest $4,037,578, due 02/12/25-07/20/73)	3,957,398	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,147,464 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 12/31/2024, 4.510%, due 01/02/2025 (Repurchase Amount $13,150,713, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $13,410,414, due 01/09/25-12/20/54)	$13,147,464	0.8
	Total Repurchase Agreements (Cost $58,947,719)	58,947,719	3.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
31,841,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $31,841,000)	$31,841,000	1.9

	Total Short-Term Investments (Cost $90,788,719)	90,788,719	5.4
	Total Investments in Securities (Cost $1,610,088,625)	$1,724,928,404	103.0
	Liabilities in Excess of Other Assets	(50,732,667)	(3.0)
	Net Assets	$1,674,195,737	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 49

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Sector Diversification	Percentage of Net Assets
Financials	21.4%
Industrials	17.2
Health Care	12.1
Consumer Discretionary	11.0
Information Technology	8.5
Consumer Staples	8.2
Materials	5.9
Communication Services	4.7
Energy	3.4
Utilities	3.2
Real Estate	2.0
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$117,694,352	$—	$117,694,352
Austria	502,854	3,373,716	—	3,876,570
Belgium	—	12,650,691	—	12,650,691
Chile	—	795,605	—	795,605
China	—	575,095	—	575,095
Denmark	—	47,449,637	—	47,449,637
Finland	1,755,049	14,308,171	—	16,063,220
France	742,524	178,390,457	—	179,132,981
Germany	11,444,095	133,732,540	—	145,176,635
Hong Kong	1,122,921	32,727,478	—	33,850,399
Ireland	1,893,999	10,649,393	—	12,543,392
Israel	8,290,171	7,472,849	—	15,763,020
Italy	—	42,637,534	—	42,637,534
Japan	1,092,987	374,950,351	—	376,043,338
Jordan	—	422,567	—	422,567
Luxembourg	—	3,072,881	—	3,072,881
Macao	—	658,195	—	658,195
Netherlands	8,622,163	67,758,858	—	76,381,021
New Zealand	1,272,596	3,713,242	—	4,985,838
Norway	359,661	9,169,043	—	9,528,704
Poland	—	391,226	—	391,226
Portugal	551,193	1,806,948	—	2,358,141
Singapore	5,015,881	21,822,868	—	26,838,749
Spain	—	45,381,313	—	45,381,313
Sweden	9,761,857	48,514,327	—	58,276,184
Switzerland	940,364	162,681,704	—	163,622,068
United Kingdom	1,620,614	229,587,409	—	231,208,023
United States	—	1,005,893	—	1,005,893
Total Common Stock	54,988,929	1,573,394,343	—	1,628,383,272
Preferred Stock	1,512,403	4,244,010	—	5,756,413
Short-Term Investments	31,841,000	58,947,719	—	90,788,719
Total Investments, at fair value	$88,342,332	$1,636,586,072	$—	$1,724,928,404

See Accompanying Notes to Financial Statements

 50

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Liabilities Table
Other Financial Instruments+
Futures	$(1,180,784)	$—	$—	$(1,180,784)
Total Liabilities	$(1,180,784)	$—	$—	$(1,180,784)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI EAFE Index	344	03/21/25	$39,001,000	$(1,180,784)
			$39,001,000	$(1,180,784)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$1,180,784
Total Liability Derivatives		$1,180,784

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$2,534,274	$2,534,274
Foreign exchange contracts	197,438	—	197,438
Total	$197,438	$2,534,274	$2,731,712

See Accompanying Notes to Financial Statements

 51

Voya VACS Index Series I Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,850,792)
Total	$(2,850,792)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,619,764,991.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$230,939,123
Gross Unrealized Depreciation	(124,687,400)
Net Unrealized Appreciation	$106,251,723

See Accompanying Notes to Financial Statements

 52

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 3.5%
3,638 (1)	Charter Communications, Inc. - Class A	$1,246,997	0.3
10,246	Electronic Arts, Inc.	1,498,990	0.3
8,573	Fox Corp. - Class A	416,476	0.1
5,119	Fox Corp. - Class B	234,143	0.1
9,505 (1)	Frontier Communications Parent, Inc.	329,824	0.1
2,880 (1)	IAC, Inc.	124,243	0.0
14,413	Interpublic Group of Cos., Inc.	403,852	0.1
4,354	Iridium Communications, Inc.	126,353	0.0
640 (1)	Liberty Broadband Corp. - Class A	47,590	0.0
4,273 (1)	Liberty Broadband Corp. - Class C	319,450	0.1
6,422 (1)	Liberty Global Ltd. - Class A	81,945	0.0
5,930 (1)	Liberty Global Ltd. - Class C	77,920	0.0
898 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	75,468	0.0
8,129 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	753,233	0.2
759 (1)	Liberty Media Corp.- Liberty Live - Class A, Tracking Stock	50,519	0.0
1,797 (1)	Liberty Media Corp.- Liberty Live - Class C, Tracking Stock	122,304	0.0
6,121 (1)	Live Nation Entertainment, Inc.	792,670	0.2
720 (1)	Madison Square Garden Sports Corp.	162,490	0.0
9,952 (1)	Match Group, Inc.	325,530	0.1
6,224	New York Times Co. - Class A	323,959	0.1
14,751	News Corp. - Class A	406,243	0.1
4,401	News Corp. - Class B	133,922	0.0
1,183	Nexstar Media Group, Inc.	186,879	0.0
7,504	Omnicom Group, Inc.	645,644	0.1
388 (2)	Paramount Global - Class A	8,652	0.0
22,911	Paramount Global - Class B	239,649	0.1
23,312 (1)	Pinterest, Inc. - Class A	676,048	0.1
2,723	Playtika Holding Corp.	18,898	0.0
20,361 (1)	ROBLOX Corp. - Class A	1,178,087	0.3
4,893 (1)	Roku, Inc.	363,746	0.1
8,340	Sirius XM Holdings, Inc.	190,152	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
6,684 (1)	Take-Two Interactive Software, Inc.	$1,230,391	0.3
3,055 (1)	TKO Group Holdings, Inc.	434,146	0.1
17,310 (1)	Trade Desk, Inc. - Class A	2,034,444	0.4
4,177 (1)	TripAdvisor, Inc.	61,694	0.0
2,888 (1)(2)	Trump Media & Technology Group Corp.	98,481	0.0
94,102 (1)	Warner Bros Discovery, Inc.	994,658	0.2
11,700 (1)	ZoomInfo Technologies, Inc.	122,967	0.0
		16,538,657	3.5

	Consumer Discretionary: 10.7%
12,797	ADT, Inc.	88,427	0.0
2,305	Advance Auto Parts, Inc.	109,003	0.0
2,253 (1)	Amer Sports, Inc.	62,994	0.0
9,099 (1)	Aptiv PLC	550,308	0.1
10,138	Aramark	378,249	0.1
984 (1)	AutoNation, Inc.	167,123	0.0
8,497	Bath & Body Works, Inc.	329,429	0.1
8,356	Best Buy Co., Inc.	716,945	0.2
1,521 (1)	Birkenstock Holding PLC	86,180	0.0
8,441	BorgWarner, Inc.	268,339	0.1
2,457	Boyd Gaming Corp.	178,231	0.0
2,231 (1)	Bright Horizons Family Solutions, Inc.	247,306	0.1
2,542	Brunswick Corp.	164,417	0.0
2,458 (1)	Burlington Stores, Inc.	700,677	0.2
8,185 (1)	Caesars Entertainment, Inc.	273,543	0.1
4,438 (1)	Capri Holdings Ltd.	93,464	0.0
5,998 (1)	CarMax, Inc.	490,396	0.1
39,784 (1)	Carnival Corp.	991,417	0.2
1,374	Carter’s, Inc.	74,457	0.0
4,194 (1)	Carvana Co.	852,892	0.2
2,921 (1)	Cava Group, Inc.	329,489	0.1
1,060 (2)	Choice Hotels International, Inc.	150,499	0.0
2,698	Churchill Downs, Inc.	360,291	0.1
1,269	Columbia Sportswear Co.	106,507	0.0
44,901 (1)	Coupang, Inc.	986,924	0.2
2,213 (1)	Crocs, Inc.	242,390	0.1
11,313	D.R. Horton, Inc.	1,581,784	0.3
4,543	Darden Restaurants, Inc.	848,133	0.2
5,880 (1)	Deckers Outdoor Corp.	1,194,169	0.3
2,168	Dick’s Sporting Goods, Inc.	496,125	0.1
119 (2)	Dillard’s, Inc. - Class A	51,377	0.0
8,517	Dollar General Corp.	645,759	0.1
7,839 (1)	Dollar Tree, Inc.	587,455	0.1
1,348	Domino’s Pizza, Inc.	565,836	0.1

See Accompanying Notes to Financial Statements

 53

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
17,552 (1)	DraftKings, Inc. - Class A	$652,934	0.1
1,441 (1)	Duolingo, Inc.	467,215	0.1
4,231 (1)	Dutch Bros, Inc. - Class A	221,620	0.0
18,558	eBay, Inc.	1,149,668	0.2
4,324 (1)	Etsy, Inc.	228,696	0.0
4,813 (1)	Expedia Group, Inc.	896,806	0.2
2,105 (1)	Five Below, Inc.	220,941	0.0
4,069 (1)	Floor & Decor Holdings, Inc. - Class A	405,679	0.1
15,213 (1)	GameStop Corp. - Class A	476,775	0.1
7,865	Gap, Inc.	185,850	0.0
6,003	Garmin Ltd.	1,238,179	0.3
8,956	Gentex Corp.	257,306	0.1
5,391	Genuine Parts Co.	629,453	0.1
1,121 (1)	Grand Canyon Education, Inc.	183,620	0.0
5,373	H&R Block, Inc.	283,909	0.1
4,589	Harley-Davidson, Inc.	138,267	0.0
5,384	Hasbro, Inc.	301,019	0.1
9,287	Hilton Worldwide Holdings, Inc.	2,295,375	0.5
1,589	Hyatt Hotels Corp. - Class A	249,441	0.1
4,276 (2)	Kohl’s Corp.	60,035	0.0
13,506	Las Vegas Sands Corp.	693,668	0.2
2,094	Lear Corp.	198,302	0.0
5,149	Leggett & Platt, Inc.	49,430	0.0
9,118	Lennar Corp. - Class A	1,243,422	0.3
434	Lennar Corp. - Class B	57,353	0.0
3,434 (1)	Light & Wonder, Inc.	296,629	0.1
1,016	Lithia Motors, Inc.	363,149	0.1
10,051	LKQ Corp.	369,374	0.1
38,274 (1)(2)	Lucid Group, Inc.	115,588	0.0
10,603	Macy’s, Inc.	179,509	0.0
1,347	Marriott Vacations Worldwide Corp.	120,961	0.0
13,102 (1)	Mattel, Inc.	232,298	0.1
8,878 (1)	MGM Resorts International	307,623	0.1
2,031 (1)	Mohawk Industries, Inc.	241,953	0.1
710	Murphy USA, Inc.	356,243	0.1
16,061	Newell Brands, Inc.	159,968	0.0
3,873	Nordstrom, Inc.	93,533	0.0
17,005 (1)	Norwegian Cruise Line Holdings Ltd.	437,539	0.1
111 (1)	NVR, Inc.	907,858	0.2
2,360 (1)	Ollie’s Bargain Outlet Holdings, Inc.	258,963	0.1
5,833 (1)	Penn Entertainment, Inc.	115,610	0.0
714	Penske Automotive Group, Inc.	108,842	0.0
3,276 (1)	Planet Fitness, Inc. - Class A	323,898	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,994	Polaris, Inc.	$114,894	0.0
1,445	Pool Corp.	492,658	0.1
7,906	PulteGroup, Inc.	860,963	0.2
2,147	PVH Corp.	227,045	0.0
13,979 (1)(2)	QuantumScape Corp.	72,551	0.0
1,531	Ralph Lauren Corp.	353,630	0.1
576 (1)	RH	226,708	0.0
32,316 (1)(2)	Rivian Automotive, Inc. - Class A	429,803	0.1
12,621	Ross Stores, Inc.	1,909,179	0.4
9,191	Royal Caribbean Cruises Ltd.	2,120,272	0.5
5,449	Service Corp. International	434,939	0.1
2,562 (1)	SharkNinja, Inc.	249,436	0.1
5,102 (1)	Skechers USA, Inc. - Class A	343,058	0.1
9,008	Tapestry, Inc.	588,493	0.1
6,496	Tempur Sealy International, Inc.	368,258	0.1
2,582	Texas Roadhouse, Inc.	465,870	0.1
1,969	Thor Industries, Inc.	188,453	0.0
3,897	Toll Brothers, Inc.	490,827	0.1
1,167 (1)	TopBuild Corp.	363,334	0.1
20,909	Tractor Supply Co.	1,109,432	0.2
2,547	Travel + Leisure Co.	128,496	0.0
1,823 (1)	Ulta Beauty, Inc.	792,877	0.2
7,304 (1)	Under Armour, Inc. - Class A	60,477	0.0
7,391 (1)	Under Armour, Inc. - Class C	55,137	0.0
1,452	Vail Resorts, Inc.	272,177	0.1
13,547	VF Corp.	290,719	0.1
3,693 (1)	Wayfair, Inc. - Class A	163,674	0.0
6,678	Wendy’s Co.	108,851	0.0
2,049	Whirlpool Corp.	234,570	0.1
4,850	Williams-Sonoma, Inc.	898,123	0.2
1,136	Wingstop, Inc.	322,851	0.1
2,935	Wyndham Hotels & Resorts, Inc.	295,819	0.1
3,956	Wynn Resorts Ltd.	340,849	0.1
3,298 (1)	YETI Holdings, Inc.	127,006	0.0
10,924	Yum! Brands, Inc.	1,465,564	0.3
		49,712,029	10.7

	Consumer Staples: 4.5%
16,180	Albertsons Cos., Inc. - Class A	317,775	0.1
18,487 (1)	Archer-Daniels-Midland Co.	933,963	0.2
4,984 (1)	BellRing Brands, Inc.	375,495	0.1
5,113 (1)	BJ’s Wholesale Club Holdings, Inc.	456,846	0.1
336 (1)	Boston Beer Co., Inc. - Class A	100,793	0.0
1,885	Brown-Forman Corp. - Class A	71,046	0.0
6,671	Brown-Forman Corp. - Class B	253,365	0.1
5,384	Bunge Global SA	418,660	0.1

See Accompanying Notes to Financial Statements

 54

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
7,434	Campbell Soup Co.	$311,336	0.1
1,435	Casey’s General Stores, Inc.	568,590	0.1
6,819 (1)	Celsius Holdings, Inc.	179,612	0.0
9,458	Church & Dwight Co., Inc.	990,347	0.2
4,812	Clorox Co.	781,517	0.2
234	Coca-Cola Consolidated, Inc.	294,838	0.1
18,472	Conagra Brands, Inc.	512,598	0.1
14,767 (1)	Coty, Inc. - Class A	102,778	0.0
6,138 (1)	Darling Ingredients, Inc.	206,789	0.0
2,081 (1)	e.l.f. Beauty, Inc.	261,269	0.1
7,256	Flowers Foods, Inc.	149,909	0.0
1,802 (1)	Freshpet, Inc.	266,894	0.1
21,649	General Mills, Inc.	1,380,557	0.3
3,677 (1)	Grocery Outlet Holding Corp.	57,398	0.0
5,646	Hershey Co.	956,150	0.2
11,226	Hormel Foods Corp.	352,160	0.1
2,537	Ingredion, Inc.	348,990	0.1
3,996	JM Smucker Co.	440,039	0.1
10,163	Kellogg Co.	822,898	0.2
74,245	Kenvue, Inc.	1,585,131	0.3
25,723	Kroger Co.	1,572,961	0.3
5,508	Lamb Weston Holdings, Inc.	368,100	0.1
6,446 (1)	Maplebear, Inc.	266,993	0.1
9,765	McCormick & Co., Inc.	744,484	0.2
6,624	Molson Coors Beverage Co. - Class B	379,688	0.1
5,923 (1)	Performance Food Group Co.	500,790	0.1
1,597 (1)	Pilgrim’s Pride Corp.	72,488	0.0
1,843 (1)	Post Holdings, Inc.	210,950	0.0
2,105	Reynolds Consumer Products, Inc.	56,814	0.0
10	Seaboard Corp.	24,297	0.0
1,051	Spectrum Brands Holdings, Inc.	88,799	0.0
19,055	Sysco Corp.	1,456,945	0.3
10,904	Tyson Foods, Inc. - Class A	626,326	0.1
8,879 (1)	US Foods Holding Corp.	598,977	0.1
27,722	Walgreens Boots Alliance, Inc.	258,646	0.1
		20,725,001	4.5

	Energy: 5.2%
13,123	Antero Midstream Corp.	198,026	0.0
11,231 (1)	Antero Resources Corp.	393,647	0.1
14,010	APA Corp.	323,491	0.1
38,698	Baker Hughes Co.	1,587,392	0.3
8,661	Cheniere Energy, Inc.	1,860,989	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
8,943	Chesapeake Energy Corp.	$890,276	0.2
2,382	Chord Energy Corp.	278,503	0.1
3,806	Civitas Resources, Inc.	174,581	0.0
28,300	Coterra Energy, Inc.	722,782	0.2
24,148	Devon Energy Corp.	790,364	0.2
7,312	Diamondback Energy, Inc.	1,197,925	0.3
3,760	DT Midstream, Inc.	373,857	0.1
22,847	EQT Corp.	1,053,475	0.2
34,178	Halliburton Co.	929,300	0.2
10,831	Hess Corp.	1,440,631	0.3
5,993	HF Sinclair Corp.	210,055	0.0
75,162	Kinder Morgan, Inc.	2,059,439	0.4
4,551	Matador Resources Co.	256,039	0.1
3,095	New Fortress Energy, Inc.	46,796	0.0
15,015	NOV, Inc.	219,219	0.0
22,624	ONEOK, Inc.	2,271,450	0.5
10,196	Ovintiv, Inc.	412,938	0.1
25,337	Permian Resources Corp.	364,346	0.1
9,179	Range Resources Corp.	330,260	0.1
8,387	Targa Resources Corp.	1,497,080	0.3
16,410	TechnipFMC PLC	474,905	0.1
728	Texas Pacific Land Corp.	805,139	0.2
3,986	Viper Energy, Inc.	195,593	0.0
2,794	Weatherford International PLC	200,134	0.0
47,186	Williams Cos., Inc.	2,553,706	0.6
		24,112,338	5.2

	Financials: 16.2%
1,138	Affiliated Managers Group, Inc.	210,439	0.0
10,048 (1)	Affirm Holdings, Inc.	611,923	0.1
21,634	Aflac, Inc.	2,237,821	0.5
31,533 (2)	AGNC Investment Corp.	290,419	0.1
10,184	Allstate Corp.	1,963,373	0.4
10,627	Ally Financial, Inc.	382,678	0.1
2,779	American Financial Group, Inc.	380,528	0.1
3,769	Ameriprise Financial, Inc.	2,006,729	0.4
21,727	Annaly Capital Management, Inc.	397,604	0.1
13,986	Arch Capital Group Ltd.	1,291,607	0.3
7,173	Ares Management Corp. - Class A	1,269,836	0.3
9,532	Arthur J Gallagher & Co.	2,705,658	0.6
2,014	Assurant, Inc.	429,425	0.1
1,948	Assured Guaranty Ltd.	175,339	0.0
2,973	Axis Capital Holdings Ltd.	263,467	0.1

See Accompanying Notes to Financial Statements

 55

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
28,653	Bank of New York Mellon Corp.	$2,201,410	0.5
4,115	Bank OZK	183,241	0.0
21,537 (1)	Block, Inc.	1,830,430	0.4
20,058	Blue Owl Capital, Inc.	466,549	0.1
878	BOK Financial Corp.	93,463	0.0
2,326 (1)	Brighthouse Financial, Inc.	111,741	0.0
9,259	Brown & Brown, Inc.	944,603	0.2
8,487	Carlyle Group, Inc.	428,509	0.1
4,089	Cboe Global Markets, Inc.	798,991	0.2
5,935	Cincinnati Financial Corp.	852,860	0.2
17,324	Citizens Financial Group, Inc.	758,098	0.2
850	CNA Financial Corp.	41,115	0.0
7,855 (1)	Coinbase Global, Inc. - Class A	1,950,396	0.4
8,073	Columbia Banking System, Inc.	218,052	0.0
5,133	Comerica, Inc.	317,476	0.1
4,781	Commerce Bancshares, Inc.	297,904	0.1
11,458	Corebridge Financial, Inc.	342,938	0.1
2,616 (1)	Corpay, Inc.	885,307	0.2
241 (1)	Credit Acceptance Corp.	113,140	0.0
2,277	Cullen/Frost Bankers, Inc.	305,687	0.1
9,695	Discover Financial Services	1,679,465	0.4
5,348	East West Bancorp, Inc.	512,124	0.1
12,251	Equitable Holdings, Inc.	577,880	0.1
1,389	Evercore, Inc. - Class A	385,017	0.1
1,668	Everest Re Group Ltd.	604,583	0.1
13,771	F.N.B. Corp.	203,535	0.0
1,474	FactSet Research Systems, Inc.	707,933	0.2
10,059	Fidelity National Financial, Inc.	564,712	0.1
21,174	Fidelity National Information Services, Inc.	1,710,224	0.4
26,192	Fifth Third Bancorp	1,107,398	0.2
3,868	First American Financial Corp.	241,518	0.0
464	First Citizens BancShares, Inc. - Class A	980,441	0.2
4,931	First Hawaiian, Inc.	127,959	0.0
20,653	First Horizon Corp.	415,951	0.1
11,033	Franklin Resources, Inc.	223,860	0.0
9,868	Global Payments, Inc.	1,105,808	0.2
3,438	Globe Life, Inc.	383,406	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,382	Hanover Insurance Group, Inc.	$213,740	0.0
11,222	Hartford Financial Services Group, Inc.	1,227,687	0.3
2,030	Houlihan Lokey, Inc.	352,530	0.1
55,970	Huntington Bancshares, Inc.	910,632	0.2
4,092	Interactive Brokers Group, Inc. - Class A	722,934	0.2
14,147	Invesco Ltd.	247,290	0.1
4,940	Janus Henderson Group PLC	210,098	0.0
6,766	Jefferies Financial Group, Inc.	530,454	0.1
2,345	Kemper Corp.	155,802	0.0
35,876	KeyCorp	614,915	0.1
854	Kinsale Capital Group, Inc.	397,221	0.1
4,238	Lazard, Inc.	218,172	0.0
6,587	Lincoln National Corp.	208,874	0.0
6,942	Loews Corp.	587,918	0.1
2,886	LPL Financial Holdings, Inc.	942,308	0.2
6,443	M&T Bank Corp.	1,211,348	0.3
491 (1)	Markel Corp.	847,579	0.2
1,432	MarketAxess Holdings, Inc.	323,689	0.1
9,960	MGIC Investment Corp.	236,152	0.0
1,035	Morningstar, Inc.	348,547	0.1
2,947	MSCI, Inc.	1,768,229	0.4
15,969	Nasdaq, Inc.	1,234,563	0.3
7,596	Northern Trust Corp.	778,590	0.2
123,371 (1)	NU Holdings Ltd./ Cayman Islands - Class A	1,278,124	0.3
9,162	Old Republic International Corp.	331,573	0.1
4,370	OneMain Holdings, Inc.	227,808	0.0
2,934	Pinnacle Financial Partners, Inc.	335,620	0.1
2,761	Popular, Inc.	259,700	0.1
1,306	Primerica, Inc.	354,475	0.1
8,797	Principal Financial Group, Inc.	680,976	0.1
3,473	Prosperity Bancshares, Inc.	261,691	0.1
13,936	Prudential Financial, Inc.	1,651,834	0.4
7,129	Raymond James Financial, Inc.	1,107,348	0.2
35,616	Regions Financial Corp.	837,688	0.2
2,546	Reinsurance Group of America, Inc.	543,902	0.1
1,989	RenaissanceRe Holdings Ltd.	494,883	0.1
20,099	Rithm Capital Corp.	217,672	0.0
1,604	RLI Corp.	264,387	0.1

See Accompanying Notes to Financial Statements

 56

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
26,047 (1)	Robinhood Markets, Inc. - Class A	$970,511	0.2
5,359 (1)	Rocket Cos., Inc. - Class A	60,342	0.0
3,962	Ryan Specialty Holdings, Inc.	254,202	0.1
3,869	SEI Investments Co.	319,115	0.1
2,372 (1)(2)	Shift4 Payments, Inc. - Class A	246,166	0.1
8,172	SLM Corp.	225,384	0.0
40,984 (1)	SoFi Technologies, Inc.	631,154	0.1
12,114	Starwood Property Trust, Inc.	229,560	0.0
11,351	State Street Corp.	1,114,101	0.2
3,848	Stifel Financial Corp.	408,196	0.1
15,073	Synchrony Financial	979,745	0.2
5,563	Synovus Financial Corp.	284,992	0.1
8,503	T. Rowe Price Group, Inc.	961,604	0.2
1,956	TFS Financial Corp.	24,567	0.0
17,562 (1)	Toast, Inc. - Class A	640,135	0.1
3,253	TPG, Inc.	204,419	0.0
4,500	Tradeweb Markets, Inc. - Class A	589,140	0.1
7,038	Unum Group	513,985	0.1
3,652	UWM Holdings Corp.	21,437	0.0
3,102	Virtu Financial, Inc. - Class A	110,679	0.0
3,811 (3)	Voya Financial, Inc.	262,311	0.1
11,391	W.R. Berkley Corp.	666,601	0.1
6,608	Webster Financial Corp.	364,894	0.1
4,157	Western Alliance Bancorp	347,276	0.1
1,536 (1)	WEX, Inc.	269,292	0.1
97	White Mountains Insurance Group Ltd.	188,671	0.0
3,904	Willis Towers Watson PLC	1,222,889	0.3
2,512	Wintrust Financial Corp.	313,272	0.1
15,797	XP, Inc. - Class A	187,194	0.0
5,599	Zions Bancorp NA	303,746	0.1
		75,343,103	16.2

	Health Care: 9.1%
4,086 (1)	10X Genomics, Inc. - Class A	58,675	0.0
3,523 (1)	Acadia Healthcare Co., Inc.	139,687	0.0
11,134	Agilent Technologies, Inc.	1,495,742	0.3
2,905 (1)	Align Technology, Inc.	605,722	0.1
4,994 (1)	Alnylam Pharmaceuticals, Inc.	1,175,138	0.3
1,241 (1)	Amedisys, Inc.	112,670	0.0
6,439	AmerisourceBergen Corp.	1,446,714	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,043 (1)	Apellis Pharmaceuticals, Inc.	$129,012	0.0
26,292 (1)	Avantor, Inc.	553,972	0.1
1,864 (1)	Azenta, Inc.	93,200	0.0
19,741	Baxter International, Inc.	575,648	0.1
5,648 (1)	Biogen, Inc.	863,692	0.2
7,320 (1)	BioMarin Pharmaceutical, Inc.	481,144	0.1
732 (1)	Bio-Rad Laboratories, Inc. - Class A	240,469	0.0
6,021	Bio-Techne Corp.	433,693	0.1
4,227	Bruker Corp.	247,787	0.1
9,443	Cardinal Health, Inc.	1,116,824	0.2
19,567 (1)	Centene Corp.	1,185,369	0.3
4,656 (1)	Certara, Inc.	49,586	0.0
1,978 (1)	Charles River Laboratories International, Inc.	365,139	0.1
575	Chemed Corp.	304,635	0.1
7,566 (1)	Cooper Cos., Inc.	695,542	0.1
1,827 (1)	DaVita, Inc.	273,228	0.1
7,824	DENTSPLY SIRONA, Inc.	148,499	0.0
15,126 (1)	Dexcom, Inc.	1,176,349	0.3
4,749 (1)	Doximity, Inc. - Class A	253,549	0.1
19,060 (1)	Elanco Animal Health, Inc.	230,817	0.0
3,832	Encompass Health Corp.	353,885	0.1
2,147 (1)	Enovis Corp.	94,210	0.0
6,653 (1)	Envista Holdings Corp.	128,336	0.0
7,063 (1)	Exact Sciences Corp.	396,870	0.1
10,878 (1)	Exelixis, Inc.	362,237	0.1
3,463 (1)	Fortrea Holdings, Inc.	64,585	0.0
17,628	GE HealthCare Technologies, Inc.	1,378,157	0.3
4,335 (1)	Globus Medical, Inc. - Class A	358,548	0.1
1,028 (1)(2)	GRAIL, Inc.	18,350	0.0
4,883 (1)	Henry Schein, Inc.	337,904	0.1
8,865 (1)	Hologic, Inc.	639,078	0.1
4,674	Humana, Inc.	1,185,841	0.3
3,151 (1)	IDEXX Laboratories, Inc.	1,302,749	0.3
6,175 (1)	Illumina, Inc.	825,165	0.2
6,164 (1)	Incyte Corp.	425,747	0.1
1,134 (1)	Inspire Medical Systems, Inc.	210,221	0.0
2,707 (1)	Insulet Corp.	706,716	0.2
3,985 (1)	Intra-Cellular Therapies, Inc.	332,827	0.1
6,058 (1)	Ionis Pharmaceuticals, Inc.	211,788	0.0
6,988 (1)	IQVIA Holdings, Inc.	1,373,212	0.3
2,337 (1)	Jazz Pharmaceuticals PLC	287,802	0.1
3,258	Labcorp Holdings, Inc.	747,125	0.2
1,682 (1)	Masimo Corp.	278,035	0.1

See Accompanying Notes to Financial Statements

 57

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
984 (1)	Medpace Holdings, Inc.	$326,914	0.1
818 (1)	Mettler-Toledo International, Inc.	1,000,970	0.2
2,197 (1)	Molina Healthcare, Inc.	639,437	0.1
4,439 (1)	Natera, Inc.	702,694	0.1
3,866 (1)	Neurocrine Biosciences, Inc.	527,709	0.1
9,960	Organon & Co.	148,603	0.0
1,429 (1)	Penumbra, Inc.	339,359	0.1
5,247	Perrigo Co. PLC	134,900	0.0
3,742	Premier, Inc. - Class A	79,330	0.0
8,651	QIAGEN N.V.	385,229	0.1
4,303	Quest Diagnostics, Inc.	649,151	0.1
2,407 (1)	QuidelOrtho Corp.	107,232	0.0
2,157 (1)	Repligen Corp.	310,479	0.1
5,637	ResMed, Inc.	1,289,126	0.3
4,769	Revvity, Inc.	532,268	0.1
16,470 (1)	Roivant Sciences Ltd.	194,840	0.0
15,153	Royalty Pharma PLC - Class A	386,553	0.1
3,510 (1)	Sarepta Therapeutics, Inc.	426,781	0.1
5,367 (1)	Solventum Corp.	354,544	0.1
5,832 (1)	Sotera Health Co.	79,782	0.0
3,821	STERIS PLC	785,445	0.2
1,800	Teleflex, Inc.	320,364	0.1
3,686 (1)	Tenet Healthcare Corp.	465,284	0.1
3,442 (1)	Ultragenyx Pharmaceutical, Inc.	144,805	0.0
1,693 (1)	United Therapeutics Corp.	597,358	0.1
2,220	Universal Health Services, Inc. - Class B	398,312	0.1
5,718 (1)	Veeva Systems, Inc. - Class A	1,202,209	0.3
46,007	Viatris, Inc.	572,787	0.1
4,120 (1)	Viking Therapeutics, Inc.	165,789	0.0
2,285 (1)	Waters Corp.	847,689	0.2
2,814	West Pharmaceutical Services, Inc.	921,754	0.2
7,680	Zimmer Biomet Holdings, Inc.	811,238	0.2
		42,320,825	9.1

	Industrials: 16.3%
4,594	A.O. Smith Corp.	313,357	0.1
2,612	AAON, Inc.	307,380	0.1
1,192	Acuity Brands, Inc.	348,219	0.1
2,714	Advanced Drainage Systems, Inc.	313,738	0.1
5,185	AECOM	553,862	0.1
2,409	AGCO Corp.	225,193	0.0
4,038	Air Lease Corp.	194,672	0.0
4,858 (1)	Alaska Air Group, Inc.	314,555	0.1
3,390	Allegion PLC	443,005	0.1
3,349	Allison Transmission Holdings, Inc.	361,893	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,033 (1)	Amentum Holdings, Inc.	$105,844	0.0
3,883	AMERCO	248,706	0.1
25,372 (1)	American Airlines Group, Inc.	442,234	0.1
8,951	AMETEK, Inc.	1,613,507	0.3
8,805 (1)	API Group Corp.	316,716	0.1
1,682	Armstrong World Industries, Inc.	237,717	0.1
666 (1)	Avis Budget Group, Inc.	53,686	0.0
2,784 (1)	Axon Enterprise, Inc.	1,654,587	0.4
5,558 (1)	AZEK Co., Inc.	263,838	0.1
4,888	Booz Allen Hamilton Holding Corp.	629,086	0.1
4,442 (1)	Builders FirstSource, Inc.	634,895	0.1
3,534	BWX Technologies, Inc.	393,652	0.1
855 (1)	CACI International, Inc. - Class A	345,471	0.1
1,749	Carlisle Cos., Inc.	645,101	0.1
5,832 (1)(2)	Ceridian HCM Holding, Inc.	423,636	0.1
4,501	CH Robinson Worldwide, Inc.	465,043	0.1
15,804 (1)	Clarivate PLC	80,284	0.0
1,974 (1)	Clean Harbors, Inc.	454,296	0.1
33,800	CNH Industrial NV	382,954	0.1
1,361	Comfort Systems USA, Inc.	577,146	0.1
7,437 (1)	Core & Main, Inc. - Class A	378,618	0.1
15,735 (1)	CoStar Group, Inc.	1,126,469	0.2
1,896	Crane Co.	287,718	0.1
1,898	Crane Holdings Co.	110,502	0.0
5,297	Cummins, Inc.	1,846,534	0.4
1,479	Curtiss-Wright Corp.	524,853	0.1
24,974	Delta Air Lines, Inc.	1,510,927	0.3
4,649	Donaldson Co., Inc.	313,110	0.1
5,316	Dover Corp.	997,282	0.2
11,709	Dun & Bradstreet Holdings, Inc.	145,894	0.0
1,764	EMCOR Group, Inc.	800,680	0.2
4,762	Equifax, Inc.	1,213,596	0.3
2,189	Esab Corp.	262,549	0.1
1,966 (1)	Everus Construction Group, Inc.	129,264	0.0
5,472	Expeditors International of Washington, Inc.	606,133	0.1
22,193	Fastenal Co.	1,595,899	0.3
7,843	Ferguson Enterprises, Inc.	1,361,310	0.3
5,084	Flowserve Corp.	292,432	0.1
13,445	Fortive Corp.	1,008,375	0.2
4,767	Fortune Brands Innovations, Inc.	325,729	0.1
1,362 (1)	FTI Consulting, Inc.	260,319	0.1

See Accompanying Notes to Financial Statements

 58

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,172 (1)	Gates Industrial Corp. PLC	$188,668	0.0
2,280 (1)	Generac Holdings, Inc.	353,514	0.1
6,727	Genpact Ltd.	288,925	0.1
6,483	Graco, Inc.	546,452	0.1
4,545 (1)	GXO Logistics, Inc.	197,707	0.0
5,520 (1)	Hayward Holdings, Inc.	84,401	0.0
1,709	HEICO Corp.	406,298	0.1
3,148	HEICO Corp. - Class A	585,780	0.1
3,150	Hexcel Corp.	197,505	0.0
15,710	Howmet Aerospace, Inc.	1,718,203	0.4
2,076	Hubbell, Inc.	869,616	0.2
1,512	Huntington Ingalls Industries, Inc.	285,723	0.1
2,936	IDEX Corp.	614,475	0.1
15,647	Ingersoll Rand, Inc.	1,415,428	0.3
3,194	ITT, Inc.	456,359	0.1
4,779	Jacobs Solutions, Inc.	638,570	0.1
3,142	JB Hunt Transport Services, Inc.	536,214	0.1
5,153	KBR, Inc.	298,513	0.1
2,246 (1)	Kirby Corp.	237,627	0.1
6,058	Knight-Swift Transportation Holdings, Inc.	321,316	0.1
7,342	L3Harris Technologies, Inc.	1,543,876	0.3
1,362	Landstar System, Inc.	234,073	0.1
5,157	Leidos Holdings, Inc.	742,917	0.2
1,243	Lennox International, Inc.	757,360	0.2
2,137	Lincoln Electric Holdings, Inc.	400,623	0.1
1,167 (1)	Loar Holdings, Inc.	86,253	0.0
14,242 (1)	Lyft, Inc. - Class A	183,722	0.0
1,825	ManpowerGroup, Inc.	105,339	0.0
8,357	Masco Corp.	606,467	0.1
2,426 (1)	MasTec, Inc.	330,276	0.1
7,863	MDU Resources Group, Inc.	141,691	0.0
2,062 (1)	Middleby Corp.	279,298	0.1
1,433	MSA Safety, Inc.	237,548	0.1
1,777	MSC Industrial Direct Co., Inc. - Class A	132,724	0.0
2,197	Nordson Corp.	459,700	0.1
6,403	nVent Electric PLC	436,428	0.1
7,499	Old Dominion Freight Line, Inc.	1,322,824	0.3
2,525	Oshkosh Corp.	240,052	0.1
15,475	Otis Worldwide Corp.	1,433,140	0.3
3,344	Owens Corning	569,550	0.1
1,771 (1)	Parsons Corp.	163,375	0.0
3,171 (1)	Paycor HCM, Inc.	58,885	0.0
6,400	Pentair PLC	644,096	0.1
5,631	Quanta Services, Inc.	1,779,678	0.4
7,098	RB Global, Inc.	640,311	0.1
1,102 (1)	RBC Bearings, Inc.	329,652	0.1
2,573	Regal Rexnord Corp.	399,149	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,917	Robert Half International, Inc.	$275,992	0.1
4,443	Rockwell Automation, Inc.	1,269,765	0.3
10,832	Rollins, Inc.	502,063	0.1
1,611	Ryder System, Inc.	252,701	0.1
1,027 (1)	Saia, Inc.	468,035	0.1
1,817	Schneider National, Inc. - Class B	53,202	0.0
1,913	Science Applications International Corp.	213,835	0.0
5,785	Sensata Technologies Holding PLC	158,509	0.0
1,641	Simpson Manufacturing Co., Inc.	272,127	0.1
1,726 (1)	SiteOne Landscape Supply, Inc.	227,435	0.0
2,006	Snap-on, Inc.	680,997	0.1
23,160	Southwest Airlines Co.	778,639	0.2
4,489 (1)	Spirit AeroSystems Holdings, Inc. - Class A	152,985	0.0
8,331	SS&C Technologies Holdings, Inc.	631,323	0.1
2,680 (1)	Standardaero, Inc.	66,357	0.0
5,957	Stanley Black & Decker, Inc.	478,288	0.1
10,329	Tetra Tech, Inc.	411,507	0.1
7,245	Textron, Inc.	554,170	0.1
2,502	Timken Co.	178,568	0.0
3,978	Toro Co.	318,638	0.1
7,522	TransUnion	697,365	0.1
4,141 (1)	Trex Co., Inc.	285,853	0.1
298 (1)(2)	U-Haul Holding Co.	20,589	0.0
12,691 (1)	United Airlines Holdings, Inc.	1,232,296	0.3
2,539	United Rentals, Inc.	1,788,573	0.4
771	Valmont Industries, Inc.	236,443	0.1
9,574	Veralto Corp.	975,112	0.2
5,463	Verisk Analytics, Inc.	1,504,674	0.3
13,879	Vertiv Holdings Co. - Class A	1,576,793	0.3
5,090	Vestis Corp.	77,572	0.0
1,340	Watsco, Inc.	635,013	0.1
1,630	WESCO International, Inc.	294,965	0.1
6,609	Westinghouse Air Brake Technologies Corp.	1,253,000	0.3
6,939 (1)	WillScot Mobile Mini Holdings Corp.	232,110	0.0
2,282	Woodward, Inc.	379,770	0.1
1,687	WW Grainger, Inc.	1,778,182	0.4
4,431 (1)	XPO, Inc.	581,126	0.1
9,368	Xylem, Inc.	1,086,875	0.2
		75,524,214	16.3

	Information Technology: 14.6%
5,772 (1)	Akamai Technologies, Inc.	552,092	0.1

See Accompanying Notes to Financial Statements

 59

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,755 (1)	Allegro MicroSystems, Inc.	$103,944	0.0
4,352	Amdocs Ltd.	370,529	0.1
4,365	Amkor Technology, Inc.	112,137	0.0
3,382 (1)	ANSYS, Inc.	1,140,850	0.2
877 (1)	Appfolio, Inc. - Class A	216,373	0.0
10,168 (1)	AppLovin Corp. - Class A	3,292,703	0.7
2,033 (1)	Arrow Electronics, Inc.	229,973	0.1
1,041 (1)	Aspen Technology, Inc.	259,865	0.1
4,191 (1)	Astera Labs, Inc.	555,098	0.1
3,365	Avnet, Inc.	176,057	0.0
5,426	Bentley Systems, Inc. - Class B	253,394	0.1
3,907 (1)	BILL Holdings, Inc.	330,962	0.1
4,539	Broadridge Financial Solutions, Inc.	1,026,223	0.2
17,506 (1)	CCC Intelligent Solutions Holdings, Inc.	205,345	0.0
5,208	CDW Corp.	906,400	0.2
5,579 (1)	Ciena Corp.	473,155	0.1
2,082 (1)	Cirrus Logic, Inc.	207,326	0.0
11,625 (1)	Cloudflare, Inc. - Class A	1,251,780	0.3
6,655	Cognex Corp.	238,648	0.1
19,297	Cognizant Technology Solutions Corp. - Class A	1,483,939	0.3
4,833 (1)	Coherent Corp.	457,830	0.1
1,820	Concentrix Corp.	78,751	0.0
9,586 (1)	Confluent, Inc. - Class A	268,025	0.1
29,716	Corning, Inc.	1,412,104	0.3
11,589 (1)	Datadog, Inc. - Class A	1,655,952	0.4
7,876 (1)	DocuSign, Inc.	708,367	0.2
2,263	Dolby Laboratories, Inc. - Class A	176,740	0.0
5,611 (1)	DoubleVerify Holdings, Inc.	107,787	0.0
9,172 (1)	Dropbox, Inc. - Class A	275,527	0.1
6,924 (1)	DXC Technology Co.	138,342	0.0
11,430 (1)	Dynatrace, Inc.	621,221	0.1
3,375 (1)	Elastic NV	334,395	0.1
5,102 (1)	Enphase Energy, Inc.	350,405	0.1
5,837	Entegris, Inc.	578,213	0.1
2,117 (1)	EPAM Systems, Inc.	494,997	0.1
1,640 (1)	Euronet Worldwide, Inc.	168,658	0.0
2,264 (1)	F5, Inc.	569,328	0.1
920 (1)	Fair Isaac Corp.	1,831,656	0.4
4,133 (1)	First Solar, Inc.	728,400	0.2
2,875 (1)	Five9, Inc.	116,840	0.0
2,922 (1)	Gartner, Inc.	1,415,621	0.3
21,073	Gen Digital, Inc.	576,979	0.1
4,729 (1)	Gitlab, Inc. - Class A	266,479	0.1
3,807 (1)(2)	GLOBALFOUNDRIES, Inc.	163,358	0.0
1,628 (1)	Globant SA	349,076	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,420 (1)	GoDaddy, Inc. - Class A	$1,069,745	0.2
3,173 (1)	Guidewire Software, Inc.	534,904	0.1
5,629 (1)	HashiCorp, Inc. - Class A	192,568	0.0
50,303	Hewlett Packard Enterprise Co.	1,073,969	0.2
37,346	HP, Inc.	1,218,600	0.3
1,894 (1)	HubSpot, Inc.	1,319,682	0.3
3,125 (1)	Informatica, Inc. - Class A	81,031	0.0
686 (1)	Ingram Micro Holding Corp.	13,302	0.0
1,046 (1)	IPG Photonics Corp.	76,065	0.0
4,283	Jabil, Inc.	616,324	0.1
2,811	Jack Henry & Associates, Inc.	492,768	0.1
12,625	Juniper Networks, Inc.	472,806	0.1
6,755 (1)	Keysight Technologies, Inc.	1,085,056	0.2
8,802 (1)	Kyndryl Holdings, Inc.	304,549	0.1
5,273 (1)	Lattice Semiconductor Corp.	298,716	0.1
945	Littelfuse, Inc.	222,689	0.1
2,634 (1)	Lumentum Holdings, Inc.	221,124	0.1
2,160 (1)	MACOM Technology Solutions Holdings, Inc.	280,606	0.1
2,374 (1)	Manhattan Associates, Inc.	641,550	0.1
20,558	Microchip Technology, Inc.	1,179,001	0.3
6,383 (1)(2)	MicroStrategy, Inc. - Class A	1,848,645	0.4
2,588	MKS Instruments, Inc.	270,161	0.1
2,775 (1)	MongoDB, Inc.	646,048	0.1
1,821	Monolithic Power Systems, Inc.	1,077,486	0.2
3,233 (1)	nCino, Inc.	108,564	0.0
7,988	NetApp, Inc.	927,247	0.2
9,700 (1)	Nutanix, Inc. - Class A	593,446	0.1
6,275 (1)	Okta, Inc.	494,470	0.1
16,472 (1)	ON Semiconductor Corp.	1,038,560	0.2
1,896 (1)	Onto Innovation, Inc.	316,006	0.1
78,006 (1)	Palantir Technologies, Inc. - Class A	5,899,594	1.3
12,469	Paychex, Inc.	1,748,403	0.4
1,972	Paycom Software, Inc.	404,201	0.1
1,682 (1)	Paylocity Holding Corp.	335,509	0.1
1,726	Pegasystems, Inc.	160,863	0.0
4,147 (1)	Procore Technologies, Inc.	310,735	0.1
4,589 (1)	PTC, Inc.	843,779	0.2
11,899 (1)	Pure Storage, Inc. - Class A	730,956	0.2
3,665 (1)	Qorvo, Inc.	256,294	0.1

See Accompanying Notes to Financial Statements

 60

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,181 (1)	RingCentral, Inc. - Class A	$111,367	0.0
10,814 (1)	SentinelOne, Inc. - Class A	240,071	0.1
6,226	Skyworks Solutions, Inc.	552,122	0.1
5,253 (1)	Smartsheet, Inc. - Class A	294,326	0.1
19,208 (1)	Super Micro Computer, Inc.	585,460	0.1
2,918	TD SYNNEX Corp.	342,223	0.1
1,795 (1)	Teledyne Technologies, Inc.	833,113	0.2
3,700 (1)	Teradata Corp.	115,255	0.0
6,054	Teradyne, Inc.	762,320	0.2
9,440 (1)	Trimble, Inc.	667,030	0.1
5,930 (1)	Twilio, Inc. - Class A	640,914	0.1
1,643 (1)	Tyler Technologies, Inc.	947,420	0.2
161	Ubiquiti, Inc.	53,441	0.0
16,536 (1)	UiPath, Inc. - Class A	210,173	0.0
11,709 (1)	Unity Software, Inc.	263,101	0.1
1,806	Universal Display Corp.	264,037	0.1
3,227 (1)	VeriSign, Inc.	667,860	0.1
5,813	Vontier Corp.	212,000	0.0
13,394 (1)	Western Digital Corp.	798,684	0.2
13,090	Western Union Co.	138,754	0.0
4,819 (1)(2)	Wolfspeed, Inc.	32,095	0.0
1,983 (1)	Zebra Technologies Corp. - Class A	765,874	0.2
10,222 (1)	Zoom Video Communications, Inc. - Class A	834,217	0.2
3,611 (1)	Zscaler, Inc.	651,461	0.1
		67,621,184	14.6

	Materials: 5.2%
4,542	Albemarle Corp.	390,975	0.1
9,563	Alcoa Corp.	361,290	0.1
55,754	Amcor PLC	524,645	0.1
2,559	AptarGroup, Inc.	402,019	0.1
1,887	Ashland, Inc.	134,845	0.0
4,777 (1)	ATI, Inc.	262,926	0.1
3,106	Avery Dennison Corp.	581,226	0.1
8,437 (1)	Axalta Coating Systems Ltd.	288,714	0.1
11,442	Ball Corp.	630,797	0.1
4,434	Berry Global Group, Inc.	286,747	0.1
4,224	Celanese Corp.	292,343	0.1
6,727	CF Industries Holdings, Inc.	573,948	0.1
5,772	Chemours Co.	97,547	0.0
18,656 (1)	Cleveland-Cliffs, Inc.	175,366	0.0
27,120	Corteva, Inc.	1,544,755	0.3
4,527	Crown Holdings, Inc.	374,338	0.1
27,287	Dow, Inc.	1,095,027	0.2
16,214	DuPont de Nemours, Inc.	1,236,317	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,290	Eagle Materials, Inc.	$318,320	0.1
4,533	Eastman Chemical Co.	413,954	0.1
8,665	Element Solutions, Inc.	220,351	0.1
4,821	FMC Corp.	234,349	0.1
11,498	Graphic Packaging Holding Co.	312,286	0.1
6,326	Huntsman Corp.	114,058	0.0
9,913	International Flavors & Fragrances, Inc.	838,144	0.2
13,429	International Paper Co.	722,749	0.2
2,427	Louisiana-Pacific Corp.	251,316	0.1
10,092	LyondellBasell Industries NV - Class A	749,533	0.2
2,377	Martin Marietta Materials, Inc.	1,227,720	0.3
12,387	Mosaic Co.	304,472	0.1
5,071 (1)(2)	MP Materials Corp.	79,108	0.0
261	NewMarket Corp.	137,899	0.0
9,191	Nucor Corp.	1,072,682	0.2
4,541	Olin Corp.	153,486	0.0
3,437	Packaging Corp. of America	773,772	0.2
8,964	PPG Industries, Inc.	1,070,750	0.2
2,086	Reliance Steel & Aluminum Co.	561,676	0.1
2,543	Royal Gold, Inc.	335,295	0.1
4,927	RPM International, Inc.	606,317	0.1
1,644	Scotts Miracle-Gro Co.	109,063	0.0
5,632	Sealed Air Corp.	190,531	0.0
3,209	Silgan Holdings, Inc.	167,028	0.0
20,040	Smurfit WestRock PLC	1,079,354	0.2
3,792	Sonoco Products Co.	185,239	0.0
5,628	Steel Dynamics, Inc.	641,986	0.1
8,627	United States Steel Corp.	293,232	0.1
5,001 (1)	Valvoline, Inc.	180,936	0.0
5,130	Vulcan Materials Co.	1,319,590	0.3
1,298	Westlake Corp.	148,816	0.0
		24,067,837	5.2

	Real Estate: 7.2%
4,142	Agree Realty Corp.	291,804	0.1
6,715	Alexandria Real Estate Equities, Inc.	655,048	0.1
13,087	American Homes 4 Rent - Class A	489,716	0.1
11,001	Americold Realty Trust, Inc.	235,421	0.0
5,499	AvalonBay Communities, Inc.	1,209,615	0.3
6,087	Boston Properties, Inc.	452,629	0.1
11,601	Brixmor Property Group, Inc.	322,972	0.1
4,011	Camden Property Trust	465,436	0.1
11,859 (1)	CBRE Group, Inc. - Class A	1,556,968	0.3
6,231	Cousins Properties, Inc.	190,918	0.0
16,855	Crown Castle, Inc.	1,529,760	0.3
8,663	CubeSmart	371,210	0.1

See Accompanying Notes to Financial Statements

 61

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,847	Digital Realty Trust, Inc.	$2,278,159	0.5
1,904	EastGroup Properties, Inc.	305,573	0.1
2,893	EPR Properties	128,102	0.0
7,317	Equity LifeStyle Properties, Inc.	487,312	0.1
14,643	Equity Residential	1,050,782	0.2
2,475	Essex Property Trust, Inc.	706,464	0.2
8,108	Extra Space Storage, Inc.	1,212,957	0.3
3,272	Federal Realty Investment Trust	366,300	0.1
5,113	First Industrial Realty Trust, Inc.	256,315	0.1
10,096	Gaming and Leisure Properties, Inc.	486,223	0.1
13,689	Healthcare Realty Trust, Inc.	232,029	0.0
27,081	Healthpeak Properties, Inc.	548,932	0.1
4,038	Highwoods Properties, Inc.	123,482	0.0
27,017	Host Hotels & Resorts, Inc.	473,338	0.1
1,199 (1)	Howard Hughes Holdings, Inc.	92,227	0.0
23,723	Invitation Homes, Inc.	758,424	0.2
11,287	Iron Mountain, Inc.	1,186,377	0.3
1,832 (1)	Jones Lang LaSalle, Inc.	463,752	0.1
4,525	Kilroy Realty Corp.	183,036	0.0
25,535	Kimco Realty Corp.	598,285	0.1
3,375	Lamar Advertising Co. - Class A	410,872	0.1
2,386 (2)	Lineage, Inc.	139,748	0.0
22,981 (2)	Medical Properties Trust, Inc.	90,775	0.0
4,501	Mid-America Apartment Communities, Inc.	695,720	0.1
7,231	National Retail Properties, Inc.	295,386	0.1
2,709	National Storage Affiliates Trust	102,698	0.0
10,455	Omega Healthcare Investors, Inc.	395,722	0.1
7,891	Park Hotels & Resorts, Inc.	111,026	0.0
5,975	Rayonier, Inc.	155,947	0.0
33,792	Realty Income Corp.	1,804,831	0.4
6,999	Regency Centers Corp.	517,436	0.1
8,534	Rexford Industrial Realty, Inc.	329,924	0.1
4,160	SBA Communications Corp.	847,808	0.2
303 (1)	Seaport Entertainment Group, Inc.	8,469	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,543	Simon Property Group, Inc.	$2,160,030	0.5
7,006	STAG Industrial, Inc.	236,943	0.1
4,781	Sun Communities, Inc.	587,920	0.1
12,725	UDR, Inc.	552,392	0.1
16,226	Ventas, Inc.	955,549	0.2
40,417	VICI Properties, Inc.	1,180,581	0.3
6,785	Vornado Realty Trust	285,241	0.1
28,259	Weyerhaeuser Co.	795,491	0.2
8,399	WP Carey, Inc.	457,578	0.1
1,792 (1)	Zillow Group, Inc. - Class A	126,963	0.0
6,014 (1)	Zillow Group, Inc. - Class C	445,337	0.1
		33,399,953	7.2

	Utilities: 5.5%
27,458	AES Corp.	353,384	0.1
9,933	Alliant Energy Corp.	587,438	0.1
10,315	Ameren Corp.	919,479	0.2
7,561	American Water Works Co., Inc.	941,269	0.2
6,001	Atmos Energy Corp.	835,759	0.2
5,231	Brookfield Renewable Corp.	144,689	0.0
25,018	CenterPoint Energy, Inc.	793,821	0.2
1,341	Clearway Energy, Inc. - Class A	32,787	0.0
3,173	Clearway Energy, Inc. - Class C	82,498	0.0
11,538	CMS Energy Corp.	769,008	0.2
13,427	Consolidated Edison, Inc.	1,198,091	0.3
8,015	DTE Energy Co.	967,811	0.2
14,748	Edison International	1,177,480	0.3
16,529	Entergy Corp.	1,253,229	0.3
9,749	Essential Utilities, Inc.	354,084	0.1
8,632	Evergy, Inc.	531,300	0.1
13,874	Eversource Energy	796,784	0.2
38,793	Exelon Corp.	1,460,169	0.3
22,320	FirstEnergy Corp.	887,890	0.2
2,059	IDACORP, Inc.	225,008	0.0
3,527	National Fuel Gas Co.	214,018	0.0
18,106	NiSource, Inc.	665,577	0.1
7,967	NRG Energy, Inc.	718,783	0.2
7,739	OGE Energy Corp.	319,234	0.1
82,880	PG&E Corp.	1,672,518	0.4
4,396	Pinnacle West Capital Corp.	372,649	0.1
28,631	PPL Corp.	929,362	0.2
19,334	Public Service Enterprise Group, Inc.	1,633,530	0.3
8,332	UGI Corp.	235,212	0.0
13,154	Vistra Corp.	1,813,542	0.4
12,262	WEC Energy Group, Inc.	1,153,118	0.2

See Accompanying Notes to Financial Statements

 62

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
22,285	Xcel Energy, Inc.	$1,504,683	0.3
		25,544,204	5.5
	Total Common Stock (Cost $382,622,623)	454,909,345	98.0

EXCHANGE-TRADED FUNDS: 1.8%
93,140 (2)	iShares Russell Mid-Cap ETF	8,233,576	1.8

	Total Exchange-Traded Funds (Cost $7,959,641)	8,233,576	1.8

	Total Long-Term Investments (Cost $390,582,264)	463,142,921	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 1.9%
2,136,957 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,137,496, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,179,696, due 10/01/29-02/01/57)	2,136,957	0.4
2,136,957 (4)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,137,496, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $2,179,696, due 11/15/27-05/15/54)	2,136,957	0.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,152,441 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $2,152,968, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,195,490, due 03/27/25-01/01/55)	$2,152,441	0.5
442,718 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $442,826, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $451,572, due 06/01/30-12/01/54)	442,718	0.1
2,136,957 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $2,137,499, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $2,179,696, due 11/01/51-12/01/54)	2,136,957	0.5
	Total Repurchase Agreements (Cost $9,006,030)	9,006,030	1.9

See Accompanying Notes to Financial Statements

 63

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,225,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $1,225,000)	$1,225,000	0.3

	Total Short-Term Investments (Cost $10,231,030)	$10,231,030	2.2
	Total Investments in Securities (Cost $400,813,294)	$473,373,951	102.0
	Liabilities in Excess of Other Assets	(9,135,595)	(2.0)
	Net Assets	$464,238,356	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$454,909,345	$—	$—	$454,909,345
Exchange-Traded Funds	8,233,576	—	—	8,233,576
Short-Term Investments	1,225,000	9,006,030	—	10,231,030
Total Investments, at fair value	$464,367,921	$9,006,030	$—	$473,373,951
Liabilities Table
Other Financial Instruments+
Futures	$(90,354)	$—	$—	$(90,354)
Total Liabilities	$(90,354)	$—	$—	$(90,354)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

 64

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$246,751	$129,799	$(99,288)	$(14,951)	$262,311	$6,951	$1,546	$—
	$246,751	$129,799	$(99,288)	$(14,951)	$262,311	$6,951	$1,546	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	5	03/21/25	$1,573,350	$(90,354)
			$1,573,350	$(90,354)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$90,354
Total Liability Derivatives		$90,354

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$233,412
Total	$233,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(157,089)
Total	$(157,089)

See Accompanying Notes to Financial Statements

 65

Voya VACS Index Series MC Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $403,741,090.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$99,282,734
Gross Unrealized Depreciation	(29,740,227)
Net Unrealized Appreciation	$69,542,507

See Accompanying Notes to Financial Statements

 66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 9.3%
432,985	Alphabet, Inc. - Class A	$81,964,061	2.2
352,675	Alphabet, Inc. - Class C	67,163,427	1.8
531,712	AT&T, Inc.	12,107,082	0.3
7,165 (1)	Charter Communications, Inc. - Class A	2,455,947	0.1
282,859	Comcast Corp. - Class A	10,615,698	0.3
17,686	Electronic Arts, Inc.	2,587,462	0.1
16,388	Fox Corp. - Class A	796,129	0.0
9,881	Fox Corp. - Class B	451,957	0.0
27,604	Interpublic Group of Cos., Inc.	773,464	0.0
11,620 (1)	Live Nation Entertainment, Inc.	1,504,790	0.1
18,607 (1)	Match Group, Inc.	608,635	0.0
161,545	Meta Platforms, Inc. - Class A	94,586,213	2.5
31,676 (1)	Netflix, Inc.	28,233,452	0.8
28,337	News Corp. - Class A	780,401	0.0
8,408	News Corp. - Class B	255,855	0.0
14,457	Omnicom Group, Inc.	1,243,880	0.0
44,545	Paramount Global - Class B	465,941	0.0
12,104 (1)	Take-Two Interactive Software, Inc.	2,228,104	0.1
36,118	T-Mobile US, Inc.	7,972,326	0.2
311,947	Verizon Communications, Inc.	12,474,761	0.3
134,196	Walt Disney Co.	14,942,725	0.4
165,426 (1)	Warner Bros Discovery, Inc.	1,748,553	0.1
		345,960,863	9.3

	Consumer Discretionary: 11.3%
32,078 (1)	Airbnb, Inc. - Class A	4,215,370	0.1
693,484 (1)	Amazon.com, Inc.	152,143,455	4.1
17,417 (1)	Aptiv PLC	1,053,380	0.0
1,253 (1)	AutoZone, Inc.	4,012,106	0.1
14,480	Best Buy Co., Inc.	1,242,384	0.0
2,453	Booking Holdings, Inc.	12,187,534	0.3
16,206	BorgWarner, Inc.	515,189	0.0
15,745 (1)	Caesars Entertainment, Inc.	526,198	0.0
11,480 (1)	CarMax, Inc.	938,605	0.0
75,666 (1)	Carnival Corp.	1,885,597	0.1
100,972 (1)	Chipotle Mexican Grill, Inc.	6,088,612	0.2
21,610	D.R. Horton, Inc.	3,021,510	0.1
8,707	Darden Restaurants, Inc.	1,625,510	0.1
11,258 (1)	Deckers Outdoor Corp.	2,286,387	0.1
16,296	Dollar General Corp.	1,235,563	0.0
14,976 (1)	Dollar Tree, Inc.	1,122,301	0.0
2,559	Domino’s Pizza, Inc.	1,074,166	0.0
35,495	eBay, Inc.	2,198,915	0.1
9,102 (1)	Expedia Group, Inc.	1,695,976	0.1
289,257	Ford Motor Co.	2,863,644	0.1
11,384	Garmin Ltd.	2,348,064	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
81,484	General Motors Co.	$4,340,653	0.1
10,303	Genuine Parts Co.	1,202,978	0.0
9,815	Hasbro, Inc.	548,757	0.0
18,065	Hilton Worldwide Holdings, Inc.	4,464,945	0.1
73,606	Home Depot, Inc.	28,631,998	0.8
25,789	Las Vegas Sands Corp.	1,324,523	0.0
17,696	Lennar Corp. - Class A	2,413,204	0.1
19,264	LKQ Corp.	707,952	0.0
42,038	Lowe’s Cos., Inc.	10,374,978	0.3
8,370 (1)	Lululemon Athletica, Inc.	3,200,772	0.1
17,092	Marriott International, Inc. - Class A	4,767,642	0.1
53,104	McDonald’s Corp.	15,394,319	0.4
16,768 (1)	MGM Resorts International	581,011	0.0
3,924 (1)	Mohawk Industries, Inc.	467,466	0.0
88,227	NIKE, Inc. - Class B	6,676,137	0.2
32,584 (1)	Norwegian Cruise Line Holdings Ltd.	838,386	0.0
227 (1)	NVR, Inc.	1,856,610	0.1
4,278 (1)	O’Reilly Automotive, Inc.	5,072,852	0.1
2,820	Pool Corp.	961,451	0.0
15,197	PulteGroup, Inc.	1,654,953	0.1
3,000	Ralph Lauren Corp.	692,940	0.0
24,585	Ross Stores, Inc.	3,718,973	0.1
18,331	Royal Caribbean Cruises Ltd.	4,228,778	0.1
83,996	Starbucks Corp.	7,664,635	0.2
17,244	Tapestry, Inc.	1,126,550	0.0
34,137	Target Corp.	4,614,640	0.1
206,952 (1)	Tesla, Inc.	83,575,496	2.2
83,579	TJX Cos., Inc.	10,097,179	0.3
40,400	Tractor Supply Co.	2,143,624	0.1
3,491 (1)	Ulta Beauty, Inc.	1,518,341	0.0
6,855	Wynn Resorts Ltd.	590,627	0.0
20,680	Yum! Brands, Inc.	2,774,429	0.1
		422,508,265	11.3

	Consumer Staples: 5.3%
125,591	Altria Group, Inc.	6,567,153	0.2
35,432 (1)	Archer-Daniels- Midland Co.	1,790,025	0.0
13,496	Brown-Forman Corp. - Class B	512,578	0.0
10,347	Bunge Global SA	804,583	0.0
14,556	Campbell Soup Co.	609,605	0.0
18,155	Church & Dwight Co., Inc.	1,901,010	0.1
9,173	Clorox Co.	1,489,787	0.0
287,299	Coca-Cola Co.	17,887,236	0.5
60,543	Colgate-Palmolive Co.	5,503,964	0.1
35,367	Conagra Brands, Inc.	981,434	0.0
11,569	Constellation Brands, Inc. - Class A	2,556,749	0.1

See Accompanying Notes to Financial Statements

 67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
32,833	Costco Wholesale Corp.	$30,083,893	0.8
17,298	Estee Lauder Cos., Inc. - Class A	1,297,004	0.0
41,139	General Mills, Inc.	2,623,434	0.1
10,948	Hershey Co.	1,854,044	0.1
21,767	Hormel Foods Corp.	682,831	0.0
7,885	JM Smucker Co.	868,296	0.0
19,924	Kellogg Co.	1,613,246	0.0
142,075	Kenvue, Inc.	3,033,301	0.1
83,430	Keurig Dr Pepper, Inc.	2,679,772	0.1
24,712	Kimberly-Clark Corp.	3,238,261	0.1
65,411	Kraft Heinz Co.	2,008,772	0.1
49,324	Kroger Co.	3,016,163	0.1
10,567	Lamb Weston Holdings, Inc.	706,193	0.0
18,688	McCormick & Co., Inc.	1,424,773	0.0
12,944	Molson Coors Beverage Co. - Class B	741,950	0.0
99,090	Mondelez International, Inc. - Class A	5,918,646	0.2
51,888 (1)	Monster Beverage Corp.	2,727,233	0.1
101,669	PepsiCo, Inc.	15,459,788	0.4
115,218	Philip Morris International, Inc.	13,866,486	0.4
174,516	Procter & Gamble Co.	29,257,607	0.8
36,401	Sysco Corp.	2,783,220	0.1
21,183	Tyson Foods, Inc. - Class A	1,216,752	0.0
53,668	Walgreens Boots Alliance, Inc.	500,722	0.0
321,656	Walmart, Inc.	29,061,620	0.8
		197,268,131	5.3

	Energy: 3.1%
27,706	APA Corp.	639,732	0.0
73,327	Baker Hughes Co.	3,007,873	0.1
123,848	Chevron Corp.	17,938,144	0.5
95,857	ConocoPhillips	9,506,139	0.3
54,585	Coterra Energy, Inc.	1,394,101	0.0
48,678	Devon Energy Corp.	1,593,231	0.0
13,848	Diamondback Energy, Inc.	2,268,718	0.1
41,679	EOG Resources, Inc.	5,109,012	0.1
44,216	EQT Corp.	2,038,800	0.1
325,690	Exxon Mobil Corp.	35,034,473	0.9
65,100	Halliburton Co.	1,770,069	0.0
20,481	Hess Corp.	2,724,178	0.1
143,229	Kinder Morgan, Inc.	3,924,475	0.1
23,816	Marathon Petroleum Corp.	3,322,332	0.1
50,065	Occidental Petroleum Corp.	2,473,712	0.1
43,290	ONEOK, Inc.	4,346,316	0.1
30,604	Phillips 66	3,486,714	0.1
104,645	Schlumberger NV	4,012,089	0.1
16,159	Targa Resources Corp.	2,884,381	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,396	Texas Pacific Land Corp.	$1,543,920	0.0
23,460	Valero Energy Corp.	2,875,961	0.1
90,333	Williams Cos., Inc.	4,888,822	0.1
		116,783,192	3.1

	Financials: 11.3%
37,050	Aflac, Inc.	3,832,452	0.1
19,623	Allstate Corp.	3,783,118	0.1
41,239	American Express Co.	12,239,323	0.3
46,223	American International Group, Inc.	3,365,034	0.1
7,189	Ameriprise Financial, Inc.	3,827,639	0.1
16,026	Aon PLC - Class A	5,755,898	0.2
33,124	Apollo Global Management, Inc.	5,470,760	0.1
27,768	Arch Capital Group Ltd.	2,564,375	0.1
18,508	Arthur J Gallagher & Co.	5,253,496	0.1
3,801	Assurant, Inc.	810,449	0.0
494,669	Bank of America Corp.	21,740,703	0.6
53,879	Bank of New York Mellon Corp.	4,139,524	0.1
135,827 (1)	Berkshire Hathaway, Inc. - Class B	61,567,663	1.7
10,788	Blackrock, Inc.	11,058,887	0.3
53,503	Blackstone, Inc.	9,224,987	0.2
17,588	Brown & Brown, Inc.	1,794,328	0.1
28,270	Capital One Financial Corp.	5,041,106	0.1
7,758	Cboe Global Markets, Inc.	1,515,913	0.0
110,778	Charles Schwab Corp.	8,198,680	0.2
27,780	Chubb Ltd.	7,675,614	0.2
11,583	Cincinnati Financial Corp.	1,664,477	0.0
140,149	Citigroup, Inc.	9,865,088	0.3
32,657	Citizens Financial Group, Inc.	1,429,070	0.0
26,704	CME Group, Inc.	6,201,470	0.2
5,166 (1)	Corpay, Inc.	1,748,278	0.0
18,605	Discover Financial Services	3,222,944	0.1
1,848	Erie Indemnity Co. - Class A	761,801	0.0
3,185	Everest Re Group Ltd.	1,154,435	0.0
2,815	FactSet Research Systems, Inc.	1,351,988	0.0
39,894	Fidelity National Information Services, Inc.	3,222,238	0.1
49,689	Fifth Third Bancorp	2,100,851	0.1
42,159 (1)	Fiserv, Inc.	8,660,302	0.2
23,112	Franklin Resources, Inc.	468,942	0.0
18,859	Global Payments, Inc.	2,113,340	0.1
6,221	Globe Life, Inc.	693,766	0.0

See Accompanying Notes to Financial Statements

 68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
23,262	Goldman Sachs Group, Inc.	$13,320,286	0.4
21,482	Hartford Financial Services Group, Inc.	2,350,131	0.1
107,658	Huntington Bancshares, Inc.	1,751,596	0.0
42,548	Intercontinental Exchange, Inc.	6,340,077	0.2
33,706	Invesco Ltd.	589,181	0.0
208,626	JPMorgan Chase & Co.	50,009,738	1.3
73,455	KeyCorp	1,259,019	0.0
50,024	KKR & Co., Inc.	7,399,050	0.2
13,395	Loews Corp.	1,134,423	0.0
12,295	M&T Bank Corp.	2,311,583	0.1
2,828	MarketAxess Holdings, Inc.	639,241	0.0
36,394	Marsh & McLennan Cos., Inc.	7,730,450	0.2
43,101	MetLife, Inc.	3,529,110	0.1
11,548	Moody’s Corp.	5,466,477	0.1
91,925	Morgan Stanley	11,556,811	0.3
5,808	MSCI, Inc.	3,484,858	0.1
30,666	Nasdaq, Inc.	2,370,788	0.1
14,689	Northern Trust Corp.	1,505,623	0.0
29,403	PNC Financial Services Group, Inc.	5,670,369	0.2
15,593	Principal Financial Group, Inc.	1,207,054	0.0
43,411	Progressive Corp.	10,401,710	0.3
26,381	Prudential Financial, Inc.	3,126,940	0.1
13,559	Raymond James Financial, Inc.	2,106,119	0.1
67,350	Regions Financial Corp.	1,584,072	0.0
23,528	S&P Global, Inc.	11,717,650	0.3
21,723	State Street Corp.	2,132,112	0.1
28,852	Synchrony Financial	1,875,380	0.1
16,463	T. Rowe Price Group, Inc.	1,861,801	0.1
16,823	Travelers Cos., Inc.	4,052,492	0.1
98,374	Truist Financial Corp.	4,267,464	0.1
115,603	US Bancorp	5,529,292	0.2
22,308	W.R. Berkley Corp.	1,305,464	0.0
246,726	Wells Fargo & Co.	17,330,034	0.5
7,464	Willis Towers Watson PLC	2,338,023	0.1
		422,773,357	11.3

	Health Care: 10.0%
128,529	Abbott Laboratories	14,537,915	0.4
130,951	AbbVie, Inc.	23,269,993	0.6
21,292	Agilent Technologies, Inc.	2,860,367	0.1
5,200 (1)	Align Technology, Inc.	1,084,252	0.0
12,996	AmerisourceBergen Corp.	2,919,941	0.1
39,833	Amgen, Inc.	10,382,073	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
37,836	Baxter International, Inc.	$1,103,298	0.0
21,419	Becton Dickinson and Co.	4,859,329	0.1
10,798 (1)	Biogen, Inc.	1,651,230	0.1
11,803	Bio-Techne Corp.	850,170	0.0
109,215 (1)	Boston Scientific Corp.	9,755,084	0.3
150,294	Bristol-Myers Squibb Co.	8,500,629	0.2
17,934	Cardinal Health, Inc.	2,121,054	0.1
37,412 (1)	Centene Corp.	2,266,419	0.1
3,789 (1)	Charles River Laboratories International, Inc.	699,449	0.0
20,612	Cigna Group	5,691,798	0.2
14,758 (1)	Cooper Cos., Inc.	1,356,703	0.0
93,252	CVS Health Corp.	4,186,082	0.1
47,635	Danaher Corp.	10,934,614	0.3
3,342 (1)	DaVita, Inc.	499,796	0.0
28,944 (1)	Dexcom, Inc.	2,250,975	0.1
43,706 (1)	Edwards Lifesciences Corp.	3,235,555	0.1
17,186	Elevance Health, Inc.	6,339,915	0.2
58,388	Eli Lilly & Co.	45,075,536	1.2
33,856	GE HealthCare Technologies, Inc.	2,646,862	0.1
92,352	Gilead Sciences, Inc.	8,530,554	0.2
13,514	HCA Healthcare, Inc.	4,056,227	0.1
9,239 (1)	Henry Schein, Inc.	639,339	0.0
17,212 (1)	Hologic, Inc.	1,240,813	0.0
8,923	Humana, Inc.	2,263,854	0.1
6,068 (1)	IDEXX Laboratories, Inc.	2,508,754	0.1
11,849 (1)	Incyte Corp.	818,411	0.0
5,198 (1)	Insulet Corp.	1,357,042	0.0
26,394 (1)	Intuitive Surgical, Inc.	13,776,612	0.4
12,777 (1)	IQVIA Holdings, Inc.	2,510,808	0.1
178,413	Johnson & Johnson	25,802,088	0.7
6,198	Labcorp Holdings, Inc.	1,421,325	0.0
9,407	McKesson Corp.	5,361,143	0.1
95,035	Medtronic PLC	7,591,396	0.2
187,454	Merck & Co., Inc.	18,647,924	0.5
1,564 (1)	Mettler-Toledo International, Inc.	1,913,836	0.1
25,094 (1)	Moderna, Inc.	1,043,409	0.0
4,239 (1)	Molina Healthcare, Inc.	1,233,761	0.0
419,942	Pfizer, Inc.	11,141,061	0.3
8,271	Quest Diagnostics, Inc.	1,247,763	0.0
7,801 (1)	Regeneron Pharmaceuticals, Inc.	5,556,886	0.2
10,878	ResMed, Inc.	2,487,690	0.1
9,019	Revvity, Inc.	1,006,611	0.0
10,349 (1)	Solventum Corp.	683,655	0.0
7,315	STERIS PLC	1,503,671	0.0
25,424	Stryker Corp.	9,153,911	0.3
3,442	Teleflex, Inc.	612,607	0.0
28,344	Thermo Fisher Scientific, Inc.	14,745,399	0.4

See Accompanying Notes to Financial Statements

 69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
68,196	UnitedHealth Group, Inc.	$34,497,629	0.9
4,351	Universal Health Services, Inc. - Class B	780,656	0.0
19,084 (1)	Vertex Pharmaceuticals, Inc.	7,685,127	0.2
88,449	Viatris, Inc.	1,101,190	0.0
4,400 (1)	Waters Corp.	1,632,312	0.0
5,367	West Pharmaceutical Services, Inc.	1,758,015	0.1
14,752	Zimmer Biomet Holdings, Inc.	1,558,254	0.0
33,433	Zoetis, Inc.	5,447,239	0.2
		372,396,011	10.0

	Industrials: 7.9%
40,354	3M Co.	5,209,298	0.1
8,826	A.O. Smith Corp.	602,021	0.0
6,442	Allegion PLC	841,841	0.0
17,141	AMETEK, Inc.	3,089,837	0.1
30,194	Automatic Data Processing, Inc.	8,838,690	0.2
5,378 (1)	Axon Enterprise, Inc.	3,196,253	0.1
55,398 (1)	Boeing Co.	9,805,446	0.3
8,528 (1)	Builders FirstSource, Inc.	1,218,907	0.0
61,833	Carrier Global Corp.	4,220,721	0.1
35,777	Caterpillar, Inc.	12,978,465	0.4
11,686 (1)(2)	Ceridian HCM Holding, Inc.	848,871	0.0
8,785	CH Robinson Worldwide, Inc.	907,666	0.0
25,403	Cintas Corp.	4,641,128	0.1
64,964 (1)	Copart, Inc.	3,728,284	0.1
30,379 (1)	CoStar Group, Inc.	2,174,833	0.1
142,902	CSX Corp.	4,611,448	0.1
10,166	Cummins, Inc.	3,543,868	0.1
18,855	Deere & Co.	7,988,863	0.2
47,509	Delta Air Lines, Inc.	2,874,294	0.1
10,166	Dover Corp.	1,907,142	0.1
29,286	Eaton Corp. PLC	9,719,145	0.3
42,254	Emerson Electric Co.	5,236,538	0.1
9,185	Equifax, Inc.	2,340,797	0.1
10,373	Expeditors International of Washington, Inc.	1,149,017	0.0
42,453	Fastenal Co.	3,052,795	0.1
16,657	FedEx Corp.	4,686,114	0.1
25,710	Fortive Corp.	1,928,250	0.1
20,427	GE Vernova, Inc.	6,719,053	0.2
4,409 (1)	Generac Holdings, Inc.	683,615	0.0
19,123	General Dynamics Corp.	5,038,719	0.1
80,201	General Electric Co.	13,376,725	0.4
48,185	Honeywell International, Inc.	10,884,510	0.3
30,105	Howmet Aerospace, Inc.	3,292,584	0.1
3,977	Hubbell, Inc.	1,665,926	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,937	Huntington Ingalls Industries, Inc.	$555,005	0.0
5,611	IDEX Corp.	1,174,326	0.0
19,913	Illinois Tool Works, Inc.	5,049,140	0.1
29,864	Ingersoll Rand, Inc.	2,701,497	0.1
9,207	Jacobs Solutions, Inc.	1,230,239	0.0
5,903	JB Hunt Transport Services, Inc.	1,007,406	0.0
49,502	Johnson Controls International PLC	3,907,193	0.1
14,055	L3Harris Technologies, Inc.	2,955,485	0.1
9,888	Leidos Holdings, Inc.	1,424,465	0.0
2,376	Lennox International, Inc.	1,447,697	0.0
15,633	Lockheed Martin Corp.	7,596,700	0.2
15,988	Masco Corp.	1,160,249	0.0
4,025	Nordson Corp.	842,191	0.0
16,765	Norfolk Southern Corp.	3,934,745	0.1
10,149	Northrop Grumman Corp.	4,762,824	0.1
13,922	Old Dominion Freight Line, Inc.	2,455,841	0.1
29,601	Otis Worldwide Corp.	2,741,349	0.1
38,852	PACCAR, Inc.	4,041,385	0.1
9,539	Parker-Hannifin Corp.	6,067,090	0.2
12,244	Pentair PLC	1,232,236	0.0
10,939	Quanta Services, Inc.	3,457,271	0.1
98,633	Raytheon Technologies Corp.	11,413,811	0.3
15,084	Republic Services, Inc.	3,034,599	0.1
8,366	Rockwell Automation, Inc.	2,390,919	0.1
20,815	Rollins, Inc.	964,775	0.0
3,891	Snap-on, Inc.	1,320,917	0.0
44,442	Southwest Airlines Co.	1,494,140	0.0
11,424	Stanley Black & Decker, Inc.	917,233	0.0
13,747	Textron, Inc.	1,051,508	0.0
16,675	Trane Technologies PLC	6,158,911	0.2
4,167	TransDigm Group, Inc.	5,280,756	0.1
156,040 (1)	Uber Technologies, Inc.	9,412,333	0.3
44,926	Union Pacific Corp.	10,244,925	0.3
24,371 (1)	United Airlines Holdings, Inc.	2,366,424	0.1
54,197	United Parcel Service, Inc. - Class B	6,834,242	0.2
4,863	United Rentals, Inc.	3,425,692	0.1
18,326	Veralto Corp.	1,866,503	0.1
10,464	Verisk Analytics, Inc.	2,882,100	0.1
27,066	Waste Management, Inc.	5,461,648	0.1
12,738	Westinghouse Air Brake Technologies Corp.	2,414,997	0.1
3,284	WW Grainger, Inc.	3,461,500	0.1

See Accompanying Notes to Financial Statements

 70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
18,003	Xylem, Inc.	$2,088,708	0.1
		297,232,639	7.9

	Information Technology: 34.4%
46,304	Accenture PLC - Class A	16,289,284	0.4
32,620 (1)	Adobe, Inc.	14,505,462	0.4
120,255 (1)	Advanced Micro Devices, Inc.	14,525,601	0.4
11,132 (1)	Akamai Technologies, Inc.	1,064,776	0.0
89,340	Amphenol Corp. - Class A	6,204,663	0.2
36,792	Analog Devices, Inc.	7,816,828	0.2
6,480 (1)	ANSYS, Inc.	2,185,898	0.1
1,120,130	Apple, Inc.	280,502,955	7.5
61,091	Applied Materials, Inc.	9,935,229	0.3
76,549 (1)	Arista Networks, Inc.	8,460,961	0.2
15,932 (1)	Autodesk, Inc.	4,709,021	0.1
346,104	Broadcom, Inc.	80,240,751	2.2
8,662	Broadridge Financial Solutions, Inc.	1,958,392	0.1
20,324 (1)	Cadence Design Systems, Inc.	6,106,549	0.2
9,875	CDW Corp.	1,718,645	0.0
295,377	Cisco Systems, Inc.	17,486,318	0.5
36,742	Cognizant Technology Solutions Corp. - Class A	2,825,460	0.1
57,103	Corning, Inc.	2,713,535	0.1
17,245 (1)	Crowdstrike Holdings, Inc. - Class A	5,900,549	0.2
22,762	Dell Technologies, Inc. - Class C	2,623,093	0.1
10,012 (1)	Enphase Energy, Inc.	687,624	0.0
4,203 (1)	EPAM Systems, Inc.	982,745	0.0
4,305 (1)	F5, Inc.	1,082,578	0.0
1,804 (1)	Fair Isaac Corp.	3,591,638	0.1
7,933 (1)	First Solar, Inc.	1,398,112	0.0
47,141 (1)	Fortinet, Inc.	4,453,882	0.1
5,716 (1)	Gartner, Inc.	2,769,230	0.1
40,183	Gen Digital, Inc.	1,100,211	0.0
10,403 (1)	GoDaddy, Inc. - Class A	2,053,240	0.1
96,235	Hewlett Packard Enterprise Co.	2,054,617	0.1
71,415	HP, Inc.	2,330,271	0.1
319,605	Intel Corp.	6,408,080	0.2
68,519	International Business Machines Corp.	15,062,532	0.4
20,771	Intuit, Inc.	13,054,573	0.4
8,362	Jabil, Inc.	1,203,292	0.0
5,406	Jack Henry & Associates, Inc.	947,672	0.0
24,655	Juniper Networks, Inc.	923,330	0.0
12,860 (1)	Keysight Technologies, Inc.	2,065,702	0.1
9,912	KLA Corp.	6,245,749	0.2
95,347	Lam Research Corp.	6,886,914	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
60,742	Mastercard, Inc. - Class A	$31,984,915	0.9
39,794	Microchip Technology, Inc.	2,282,186	0.1
82,161	Micron Technology, Inc.	6,914,670	0.2
550,948	Microsoft Corp.	232,224,582	6.2
3,615	Monolithic Power Systems, Inc.	2,138,995	0.1
12,384	Motorola Solutions, Inc.	5,724,256	0.2
15,175	NetApp, Inc.	1,761,514	0.0
1,817,751	NVIDIA Corp.	244,105,782	6.5
18,834	NXP Semiconductors NV	3,914,647	0.1
31,553 (1)	ON Semiconductor Corp.	1,989,417	0.1
119,100	Oracle Corp.	19,846,824	0.5
151,898 (1)	Palantir Technologies, Inc. - Class A	11,488,046	0.3
48,506 (1)	Palo Alto Networks, Inc.	8,826,152	0.2
23,736	Paychex, Inc.	3,328,262	0.1
3,603	Paycom Software, Inc.	738,507	0.0
74,291 (1)	PayPal Holdings, Inc.	6,340,737	0.2
8,902 (1)	PTC, Inc.	1,636,811	0.0
82,329	Qualcomm, Inc.	12,647,381	0.3
7,946	Roper Technologies, Inc.	4,130,728	0.1
70,843	Salesforce, Inc.	23,684,940	0.6
15,728	Seagate Technology Holdings PLC	1,357,484	0.0
15,265 (1)	ServiceNow, Inc.	16,182,732	0.4
11,835	Skyworks Solutions, Inc.	1,049,528	0.0
37,317 (1)	Super Micro Computer, Inc.	1,137,422	0.0
11,383 (1)	Synopsys, Inc.	5,524,853	0.2
22,169	TE Connectivity PLC	3,169,502	0.1
3,453 (1)	Teledyne Technologies, Inc.	1,602,641	0.0
12,069	Teradyne, Inc.	1,519,728	0.0
67,598	Texas Instruments, Inc.	12,675,301	0.3
18,097 (1)	Trimble, Inc.	1,278,734	0.0
3,172 (1)	Tyler Technologies, Inc.	1,829,102	0.1
6,124 (1)	VeriSign, Inc.	1,267,423	0.0
128,058	Visa, Inc. - Class A	40,471,450	1.1
25,618 (1)	Western Digital Corp.	1,527,601	0.0
15,784 (1)	Workday, Inc. - Class A	4,072,746	0.1
3,822 (1)	Zebra Technologies Corp. - Class A	1,476,133	0.0
		1,284,927,694	34.4

	Materials: 1.9%
16,474	Air Products and Chemicals, Inc.	4,778,119	0.1
8,710 (2)	Albemarle Corp.	749,757	0.0
107,105	Amcor PLC	1,007,858	0.0
5,954	Avery Dennison Corp.	1,114,172	0.0

See Accompanying Notes to Financial Statements

 71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
22,114	Ball Corp.	$1,219,145	0.0
8,184	Celanese Corp.	566,415	0.0
12,895	CF Industries Holdings, Inc.	1,100,201	0.0
50,931	Corteva, Inc.	2,901,030	0.1
51,879	Dow, Inc.	2,081,904	0.1
30,972	DuPont de Nemours, Inc.	2,361,615	0.1
8,590	Eastman Chemical Co.	784,439	0.0
18,675	Ecolab, Inc.	4,375,926	0.1
9,350	FMC Corp.	454,504	0.0
106,481	Freeport-McMoRan, Inc.	4,054,796	0.1
18,947	International Flavors & Fragrances, Inc.	1,601,969	0.1
25,744	International Paper Co.	1,385,542	0.0
35,285	Linde PLC US	14,772,771	0.4
19,252	LyondellBasell Industries NV - Class A	1,429,846	0.0
4,529	Martin Marietta Materials, Inc.	2,339,229	0.1
23,787	Mosaic Co.	584,684	0.0
84,363	Newmont Corp.	3,139,991	0.1
17,400	Nucor Corp.	2,030,754	0.1
6,608	Packaging Corp. of America	1,487,659	0.0
17,192	PPG Industries, Inc.	2,053,584	0.1
17,170	Sherwin-Williams Co.	5,836,598	0.2
36,618	Smurfit WestRock PLC	1,972,245	0.1
10,492	Steel Dynamics, Inc.	1,196,822	0.0
9,786	Vulcan Materials Co.	2,517,253	0.1
		69,898,828	1.9

	Real Estate: 2.0%
11,526	Alexandria Real Estate Equities, Inc.	1,124,361	0.0
34,628	American Tower Corp.	6,351,122	0.2
10,526	AvalonBay Communities, Inc.	2,315,404	0.1
10,883	Boston Properties, Inc.	809,260	0.0
7,905	Camden Property Trust	917,296	0.0
22,290 (1)	CBRE Group, Inc. - Class A	2,926,454	0.1
32,205	Crown Castle, Inc.	2,922,926	0.1
23,052	Digital Realty Trust, Inc.	4,087,811	0.1
7,112	Equinix, Inc.	6,705,834	0.2
25,300	Equity Residential	1,815,528	0.1
4,762	Essex Property Trust, Inc.	1,359,265	0.0
15,709	Extra Space Storage, Inc.	2,350,066	0.1
5,635	Federal Realty Investment Trust	630,838	0.0
51,831	Healthpeak Properties, Inc.	1,050,614	0.0
51,800	Host Hotels & Resorts, Inc.	907,536	0.0
42,218	Invitation Homes, Inc.	1,349,710	0.0
21,746	Iron Mountain, Inc.	2,285,722	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
49,952	Kimco Realty Corp.	$1,170,375	0.0
8,661	Mid-America Apartment Communities, Inc.	1,338,731	0.0
68,633	Prologis, Inc.	7,254,508	0.2
11,679	Public Storage	3,497,160	0.1
64,856	Realty Income Corp.	3,463,959	0.1
12,105	Regency Centers Corp.	894,923	0.0
7,968	SBA Communications Corp.	1,623,878	0.0
22,727	Simon Property Group, Inc.	3,913,817	0.1
22,250	UDR, Inc.	965,873	0.0
30,946	Ventas, Inc.	1,822,410	0.1
78,118	VICI Properties, Inc.	2,281,827	0.1
43,836	Welltower, Inc.	5,524,651	0.2
53,842	Weyerhaeuser Co.	1,515,652	0.0
		75,177,511	2.0

	Utilities: 2.3%
53,249	AES Corp.	685,315	0.0
19,015	Alliant Energy Corp.	1,124,547	0.0
19,780	Ameren Corp.	1,763,189	0.0
39,465	American Electric Power Co., Inc.	3,639,857	0.1
14,442	American Water Works Co., Inc.	1,797,885	0.1
11,503	Atmos Energy Corp.	1,602,023	0.0
48,295	CenterPoint Energy, Inc.	1,532,400	0.0
22,141	CMS Energy Corp.	1,475,698	0.0
25,670	Consolidated Edison, Inc.	2,290,534	0.1
23,177	Constellation Energy Corp.	5,184,927	0.1
62,247	Dominion Energy, Inc.	3,352,623	0.1
15,347	DTE Energy Co.	1,853,150	0.1
57,243	Duke Energy Corp.	6,167,361	0.2
28,689	Edison International	2,290,530	0.1
31,777	Entergy Corp.	2,409,332	0.1
17,042	Evergy, Inc.	1,048,935	0.0
26,769	Eversource Energy	1,537,344	0.0
74,461	Exelon Corp.	2,802,712	0.1
38,009	FirstEnergy Corp.	1,511,998	0.0
152,386	NextEra Energy, Inc.	10,924,552	0.3
33,594	NiSource, Inc.	1,234,915	0.0
15,011	NRG Energy, Inc.	1,354,292	0.0
162,005	PG&E Corp.	3,269,261	0.1
8,506	Pinnacle West Capital Corp.	721,054	0.0
54,686	PPL Corp.	1,775,107	0.1
36,920	Public Service Enterprise Group, Inc.	3,119,371	0.1
46,937	Sempra Energy	4,117,314	0.1
81,194	Southern Co.	6,683,890	0.2
25,212	Vistra Corp.	3,475,978	0.1
23,443	WEC Energy Group, Inc.	2,204,580	0.1

See Accompanying Notes to Financial Statements

 72

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
42,553	Xcel Energy, Inc.	$2,873,179	0.1
		85,823,853	2.3
	Total Common Stock (Cost $2,547,176,899)	3,690,750,344	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.0%
947,320 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $947,552, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $966,266, due 03/27/25-01/01/55)	947,320	0.0
	Total Repurchase Agreements (Cost $947,320)	947,320	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
42,062,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $42,062,000)	$42,062,000	1.2
	Total Short-Term Investments (Cost $43,009,320)	43,009,320	1.2
	Total Investments in Securities (Cost $2,590,186,219)	$3,733,759,664	100.0
	Assets in Excess of Other Liabilities	530,054	0.0
	Net Assets	$3,734,289,718	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 73

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$3,690,750,344	$—	$—	$3,690,750,344
Short-Term Investments	42,062,000	947,320	—	43,009,320
Total Investments, at fair value	$3,732,812,344	$947,320	$—	$3,733,759,664
Liabilities Table
Other Financial Instruments+
Futures	$(1,406,905)	$—	$—	$(1,406,905)
Total Liabilities	$(1,406,905)	$—	$—	$(1,406,905)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P 500 E-Mini	159	03/21/25	$47,189,213	$(1,406,905)
			$47,189,213	$(1,406,905)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$1,406,905
Total Liability Derivatives		$1,406,905

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$11,752,671
Total	$11,752,671

See Accompanying Notes to Financial Statements

 74

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,778,998)
Total	$(2,778,998)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,591,191,316.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,264,915,988
Gross Unrealized Depreciation	(123,754,545)
Net Unrealized Appreciation	$1,141,161,443

See Accompanying Notes to Financial Statements

 75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Communication Services: 2.7%
10,015 (1)	Advantage Solutions, Inc.	$29,244	0.0
29,097 (1)	AMC Entertainment Holdings, Inc. - Class A	115,806	0.1
2,885 (1)	AMC Networks, Inc. - Class A	28,561	0.0
951 (1)	Anterix, Inc.	29,167	0.0
11,525 (1)	AST SpaceMobile, Inc.	243,178	0.1
5,246 (1)	Atlanta Braves Holdings, Inc. - Class C	200,712	0.1
1,009	ATN International, Inc.	16,961	0.0
2,196 (1)	Bandwidth, Inc. - Class A	37,376	0.0
2,602 (1)	Boston Omaha Corp. - Class A	36,896	0.0
8,280 (1)	Bumble, Inc. - Class A	67,399	0.0
488 (2)	Cable One, Inc.	176,715	0.1
3,633 (1)	Cardlytics, Inc.	13,478	0.0
7,454 (1)	Cargurus, Inc.	272,369	0.1
5,710 (1)	Cars.com, Inc.	98,954	0.1
9,490 (1)	Cinemark Holdings, Inc.	294,000	0.1
31,693 (1)	Clear Channel Outdoor Holdings, Inc.	43,419	0.0
3,780	Cogent Communications Holdings, Inc.	291,325	0.1
124 (1)	Daily Journal Corp.	70,431	0.1
10,491 (1)	EchoStar Corp. - Class A	240,244	0.1
7,519 (1)	Eventbrite, Inc. - Class A	25,264	0.0
2,218 (1)	EverQuote, Inc. - Class A	44,338	0.0
5,364 (1)	EW Scripps Co. - Class A	11,854	0.0
25,429 (1)	fuboTV, Inc.	32,041	0.0
12,427 (1)	Gannett Co., Inc.	62,881	0.0
9,702 (1)	Getty Images Holdings, Inc.	20,956	0.0
62,966 (1)	Globalstar, Inc.	130,340	0.1
5,646 (1)	Gogo, Inc.	45,676	0.0
7,838	Gray Television, Inc.	24,690	0.0
2,251 (1)	Grindr, Inc.	40,158	0.0
1,244 (1)	Ibotta, Inc. - Class A	80,960	0.1
1,403	IDT Corp. - Class B	66,671	0.0
9,304 (1)	iHeartMedia, Inc. - Class A	18,422	0.0
3,784 (1)	IMAX Corp.	96,870	0.1
9,595 (1)	Innovid Corp.	29,649	0.0
6,413 (1)	Integral Ad Science Holding Corp.	66,952	0.0
3,105	John Wiley & Sons, Inc. - Class A	135,720	0.1
14,515 (1)	Liberty Latin America Ltd. - Class C	92,025	0.1
4,387 (1)	Lions Gate Entertainment Corp. - Class A	37,465	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
11,775 (1)	Lions Gate Entertainment Corp. - Class B	$88,901	0.1
86,714 (1)	Lumen Technologies, Inc.	460,451	0.2
3,411 (1)	Madison Square Garden Entertainment Corp.	121,432	0.1
10,822 (1)	Magnite, Inc.	172,286	0.1
2,219	Marcus Corp.	47,708	0.0
2,647 (1)	MediaAlpha, Inc. - Class A	29,885	0.0
6,474 (1)	National CineMedia, Inc.	42,987	0.0
15,749 (1)	Nextdoor Holdings, Inc.	37,325	0.0
2,492 (1)	Ooma, Inc.	35,038	0.0
4,109 (1)	Outbrain, Inc.	29,503	0.0
9,747 (1)	Playstudios, Inc.	18,129	0.0
3,767 (1)	PubMatic, Inc. - Class A	55,337	0.0
4,635 (1)	QuinStreet, Inc.	106,929	0.1
2,126	Scholastic Corp.	45,348	0.0
4,421	Shenandoah Telecommunications Co.	55,749	0.0
2,141	Shutterstock, Inc.	64,979	0.0
2,861	Sinclair, Inc.	46,177	0.0
2,271 (1)(2)	Sphere Entertainment Co.	91,567	0.1
1,695	Spok Holdings, Inc.	27,205	0.0
7,821 (1)	Stagwell, Inc.	51,462	0.0
2,325 (1)	TechTarget, Inc.	46,081	0.0
14,197	TEGNA, Inc.	259,663	0.1
8,459	Telephone and Data Systems, Inc.	288,536	0.1
2,891 (1)	Thryv Holdings, Inc.	42,787	0.0
8,160 (1)	TrueCar, Inc.	30,437	0.0
12,945 (1)	Vimeo, Inc.	82,848	0.1
7,340 (1)(2)	Vivid Seats, Inc. - Class A	33,984	0.0
1,337 (1)	Webtoon Entertainment, Inc.	18,156	0.0
4,864 (1)	WideOpenWest, Inc.	24,125	0.0
5,446 (1)	Yelp, Inc.	210,760	0.1
3,770 (1)	Ziff Davis, Inc.	204,862	0.1
6,432 (1)	ZipRecruiter, Inc. - Class A	46,568	0.0
		6,286,372	2.7
	Consumer Discretionary: 9.4%
2,665 (1)	1-800-Flowers.com, Inc. - Class A	21,773	0.0
4,292 (1)	Abercrombie & Fitch Co. - Class A	641,525	0.3
5,895	Academy Sports & Outdoors, Inc.	339,139	0.2
4,737 (1)	Accel Entertainment, Inc.	50,591	0.0

See Accompanying Notes to Financial Statements

 76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,433	Acushnet Holdings Corp.	$172,938	0.1
7,418 (1)	Adient PLC	127,812	0.1
3,206 (1)	Adtalem Global Education, Inc.	291,265	0.1
9,576 (1)	American Axle & Manufacturing Holdings, Inc.	55,828	0.0
15,182	American Eagle Outfitters, Inc.	253,084	0.1
1,454 (1)	American Public Education, Inc.	31,363	0.0
530 (1)	America’s Car-Mart, Inc.	27,162	0.0
9,845 (1)	AMMO, Inc.	10,829	0.0
4,522	Arhaus, Inc.	42,507	0.0
7,598	Arko Corp.	50,071	0.0
1,685 (1)	Asbury Automotive Group, Inc.	409,506	0.2
7,131	Atmus Filtration Technologies, Inc.	279,393	0.1
1,989 (1)	Bally’s Corp.	35,583	0.0
12,882 (1)	BARK, Inc.	23,703	0.0
2,574 (1)	Beazer Homes USA, Inc.	70,682	0.0
1,639 (1)	BJ’s Restaurants, Inc.	57,586	0.0
6,564	Bloomin’ Brands, Inc.	80,146	0.0
2,533 (1)	Boot Barn Holdings, Inc.	384,560	0.2
3,763 (1)	Brinker International, Inc.	497,807	0.2
2,690	Buckle, Inc.	136,679	0.1
1,157	Build-A-Bear Workshop, Inc.	53,268	0.0
2,963	Caleres, Inc.	68,623	0.0
4,812	Camping World Holdings, Inc. - Class A	101,437	0.1
1,286	Carriage Services, Inc.	51,247	0.0
714 (1)	Cavco Industries, Inc.	318,608	0.1
2,428	Century Communities, Inc.	178,118	0.1
4,106 (2)	Cheesecake Factory, Inc.	194,789	0.1
9,050 (1)	Chegg, Inc.	14,571	0.0
3,387	Clarus Corp.	15,275	0.0
1,576 (1)	Cooper-Standard Holdings, Inc.	21,371	0.0
11,950 (1)	Coursera, Inc.	101,575	0.1
1,886	Cracker Barrel Old Country Store, Inc.	99,694	0.1
4,226	Cricut, Inc. - Class A	24,088	0.0
11,087	Dana, Inc.	128,166	0.1
2,750 (1)	Dave & Buster’s Entertainment, Inc.	80,272	0.0
4,679 (1)	Denny’s Corp.	28,308	0.0
3,781	Designer Brands, Inc. - Class A	20,191	0.0
5,327 (1)	Despegar.com Corp.	102,545	0.1
1,293	Dine Brands Global, Inc.	38,919	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,234 (1)	Dorman Products, Inc.	$289,415	0.1
2,360 (1)	Dream Finders Homes, Inc. - Class A	54,917	0.0
2,453 (1)	El Pollo Loco Holdings, Inc.	28,308	0.0
2,082	Ethan Allen Interiors, Inc.	58,525	0.0
3,129 (1)	European Wax Center, Inc. - Class A	20,870	0.0
6,830 (1)	Everi Holdings, Inc.	92,273	0.0
8,685 (1)	EVgo, Inc.	35,174	0.0
11,250 (1)	Figs, Inc. - Class A	69,638	0.0
2,661 (1)	First Watch Restaurant Group, Inc.	49,521	0.0
454	Flexsteel Industries, Inc.	24,670	0.0
7,131 (1)	Foot Locker, Inc.	155,171	0.1
3,617 (1)	Fox Factory Holding Corp.	109,487	0.1
6,561 (1)	Frontdoor, Inc.	358,690	0.2
3,938 (1)	Full House Resorts, Inc.	16,067	0.0
2,859 (1)	Funko, Inc. - Class A	38,282	0.0
1,022 (1)	Genesco, Inc.	43,690	0.0
2,733 (1)	Gentherm, Inc.	109,115	0.1
2,035 (1)(2)	GigaCloud Technology, Inc. - Class A	37,688	0.0
3,279 (1)	G-III Apparel Group Ltd.	106,961	0.1
11,210 (1)	Global Business Travel Group I	104,029	0.1
1,796	Golden Entertainment, Inc.	56,754	0.0
24,337 (1)	Goodyear Tire & Rubber Co.	219,033	0.1
12,839 (1)	GoPro, Inc. - Class A	13,995	0.0
279	Graham Holdings Co. - Class B	243,266	0.1
2,715 (1)	Green Brick Partners, Inc.	153,370	0.1
1,132	Group 1 Automotive, Inc.	477,115	0.2
2,058 (1)	Groupon, Inc.	25,005	0.0
5,229 (1)	GrowGeneration Corp.	8,837	0.0
818	Hamilton Beach Brands Holding Co. - Class A	13,767	0.0
30,286 (1)	Hanesbrands, Inc.	246,528	0.1
1,354	Haverty Furniture Cos., Inc.	30,140	0.0
1,970 (1)	Helen of Troy Ltd.	117,865	0.1
6,130 (1)	Hilton Grand Vacations, Inc.	238,763	0.1
434 (1)	Hovnanian Enterprises, Inc. - Class A	58,078	0.0
2,379 (1)	Inspired Entertainment, Inc.	21,530	0.0
2,048	Installed Building Products, Inc.	358,912	0.2

See Accompanying Notes to Financial Statements

 77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,565	International Game Technology PLC	$168,918	0.1
2,559 (1)	iRobot Corp.	19,832	0.0
1,682	Jack in the Box, Inc.	70,038	0.0
797 (1)	JAKKS Pacific, Inc.	22,436	0.0
5,497	KB Home	361,263	0.2
1,938 (1)	KinderCare Learning Cos., Inc.	34,496	0.0
4,655	Kontoor Brands, Inc.	397,584	0.2
7,447	Krispy Kreme, Inc.	73,949	0.0
513 (1)	Kura Sushi USA, Inc. - Class A	46,468	0.0
1,403 (1)	Lands’ End, Inc.	18,435	0.0
1,957 (1)	Landsea Homes Corp.	16,615	0.0
3,643 (1)	Latham Group, Inc.	25,355	0.0
11,288 (1)	Laureate Education, Inc.	206,458	0.1
3,700	La-Z-Boy, Inc.	161,209	0.1
2,121	LCI Industries	219,290	0.1
1,381 (1)	Legacy Housing Corp.	34,083	0.0
15,723 (1)	Leslie’s, Inc.	35,062	0.0
1,817 (1)	LGI Homes, Inc.	162,440	0.1
5,090 (1)	Life Time Group Holdings, Inc.	112,591	0.1
2,659 (1)	Lincoln Educational Services Corp.	42,065	0.0
3,133 (1)	Lindblad Expeditions Holdings, Inc.	37,157	0.0
2,033 (1)	Livewire Group, Inc.	9,779	0.0
1,275 (1)	Lovesac Co.	30,166	0.0
2,260 (1)(2)	Luminar Technologies, Inc.	12,159	0.0
2,269 (1)	M/I Homes, Inc.	301,664	0.1
1,805 (1)	Malibu Boats, Inc. - Class A	67,850	0.0
1,918 (1)	MarineMax, Inc.	55,526	0.0
1,723 (1)	MasterCraft Boat Holdings, Inc.	32,858	0.0
3,058	Meritage Homes Corp.	470,382	0.2
8,269 (1)	Mister Car Wash, Inc.	60,281	0.0
4,401 (1)	Modine Manufacturing Co.	510,208	0.2
1,126	Monarch Casino & Resort, Inc.	88,841	0.0
2,613	Monro, Inc.	64,802	0.0
1,339	Movado Group, Inc.	26,352	0.0
6,834 (1)	National Vision Holdings, Inc.	71,210	0.0
2,902 (1)	ODP Corp.	65,991	0.0
8,825	OneSpaWorld Holdings Ltd.	175,617	0.1
1,152 (1)	OneWater Marine, Inc. - Class A	20,022	0.0
3,979 (1)(2)	Overstock.com, Inc.	19,616	0.0
1,234	Oxford Industries, Inc.	97,215	0.1
2,823	Papa John’s International, Inc.	115,941	0.1
2,757	Patrick Industries, Inc.	229,052	0.1
29,637 (1)	Peloton Interactive, Inc. - Class A	257,842	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,721	Perdoceo Education Corp.	$151,435	0.1
7,358 (1)	Petco Health & Wellness Co., Inc.	28,034	0.0
3,601	Phinia, Inc.	173,460	0.1
3,274 (1)	PlayAGS, Inc.	37,749	0.0
4,673 (1)(2)	Portillo’s, Inc. - Class A	43,926	0.0
2,658 (1)	Potbelly Corp.	25,038	0.0
799	RCI Hospitality Holdings, Inc.	45,919	0.0
8,548 (1)	RealReal, Inc.	93,430	0.0
4,141	Red Rock Resorts, Inc. - Class A	191,480	0.1
4,569	Rent-A-Center, Inc.	133,278	0.1
4,896 (1)	Revelyst, Inc.	94,150	0.1
3,307 (1)	Revolve Group, Inc.	110,751	0.1
738	Rocky Brands, Inc.	16,826	0.0
6,542 (1)	Rush Street Interactive, Inc.	89,756	0.0
8,935 (1)	Sally Beauty Holdings, Inc.	93,371	0.0
2,305 (1)	Savers Value Village, Inc.	23,626	0.0
2,769 (1)	SeaWorld Entertainment, Inc.	155,590	0.1
3,247 (1)	Shake Shack, Inc. - Class A	421,461	0.2
1,585	Shoe Carnival, Inc.	52,432	0.0
3,608	Signet Jewelers Ltd.	291,202	0.1
7,888	Six Flags Entertainment Corp.	380,123	0.2
4,577 (1)	Skyline Champion Corp.	403,234	0.2
1,914 (1)	Sleep Number Corp.	29,169	0.0
4,145	Smith & Wesson Brands, Inc.	41,885	0.0
14,131 (1)(2)	Solid Power, Inc.	26,708	0.0
1,292	Sonic Automotive, Inc. - Class A	81,848	0.0
10,500 (1)	Sonos, Inc.	157,920	0.1
1,917	Standard Motor Products, Inc.	59,389	0.0
6,092	Steven Madden Ltd.	259,032	0.1
7,888 (1)	Stitch Fix, Inc. - Class A	33,997	0.0
2,690 (1)	Stoneridge, Inc.	16,866	0.0
1,898	Strategic Education, Inc.	177,311	0.1
3,612 (1)	Stride, Inc.	375,395	0.2
1,559	Sturm Ruger & Co., Inc.	55,142	0.0
13,350	Super Group SGHC Ltd.	83,170	0.0
1,314	Superior Group of Cos., Inc.	21,720	0.0
8,482 (1)	Sweetgreen, Inc. - Class A	271,933	0.1
2,908 (1)	Target Hospitality Corp.	28,106	0.0

See Accompanying Notes to Financial Statements

 78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
8,663 (1)	Taylor Morrison Home Corp.	$530,262	0.2
7,979 (1)	ThredUp, Inc. - Class A	11,091	0.0
12,310 (1)	Topgolf Callaway Brands Corp.	96,757	0.1
7,900 (1)	Tri Pointe Homes, Inc.	286,454	0.1
8,517 (1)	Udemy, Inc.	70,095	0.0
3,478 (1)	Universal Technical Institute, Inc.	89,419	0.0
5,436 (1)	Urban Outfitters, Inc.	298,328	0.1
6,752 (1)	Victoria’s Secret & Co.	279,668	0.1
2,299 (1)	Visteon Corp.	203,967	0.1
7,529 (1)	Warby Parker, Inc. - Class A	182,277	0.1
254	Winmark Corp.	99,840	0.1
2,421	Winnebago Industries, Inc.	115,675	0.1
6,804	Wolverine World Wide, Inc.	151,049	0.1
2,208 (1)	XPEL, Inc.	88,188	0.0
2,093 (1)	Xponential Fitness, Inc. - Class A	28,151	0.0
1,486 (1)	Zumiez, Inc.	28,487	0.0
		22,202,734	9.4
	Consumer Staples: 2.7%
2,812	Andersons, Inc.	113,942	0.1
6,747 (2)	B&G Foods, Inc.	46,487	0.0
7,699 (1)	Beauty Health Co.	12,241	0.0
5,077 (1)(2)	Beyond Meat, Inc.	19,090	0.0
4,689 (1)	BRC, Inc. - Class A	14,864	0.0
1,477	Calavo Growers, Inc.	37,663	0.0
3,477	Cal-Maine Foods, Inc.	357,853	0.2
5,422 (1)	Central Garden & Pet Co. - Class A	179,197	0.1
3,023 (1)	Chefs’ Warehouse, Inc.	149,094	0.1
6,547	Dole PLC	88,646	0.0
4,046	Edgewell Personal Care Co.	135,946	0.1
6,110	Energizer Holdings, Inc.	213,178	0.1
3,059	Fresh Del Monte Produce, Inc.	101,589	0.1
7,848 (1)	Hain Celestial Group, Inc.	48,265	0.0
8,562 (1)	Herbalife Ltd.	57,280	0.0
4,492 (1)	HF Foods Group, Inc.	14,419	0.0
7,001 (1)	Honest Co., Inc.	48,517	0.0
1,283	Ingles Markets, Inc. - Class A	82,677	0.0
1,552	Inter Parfums, Inc.	204,104	0.1
1,872 (1)	Ispire Technology, Inc.	9,416	0.0
1,313	J & J Snack Foods Corp.	203,686	0.1
807	John B Sanfilippo & Son, Inc.	70,298	0.0
1,674	Lancaster Colony Corp.	289,836	0.1
1,644	Limoneira Co.	40,212	0.0
3,099 (1)	Mama’s Creations, Inc.	24,668	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
995 (1)	Medifast, Inc.	$17,532	0.0
1,202	MGP Ingredients, Inc.	47,323	0.0
3,979 (1)	Mission Produce, Inc.	57,178	0.0
2,110	National Beverage Corp.	90,034	0.0
852	Natural Grocers by Vitamin Cottage, Inc.	33,841	0.0
1,377 (1)	Nature’s Sunshine Products, Inc.	20,187	0.0
4,273	Nu Skin Enterprises, Inc. - Class A	29,441	0.0
472	Oil-Dri Corp. of America	41,366	0.0
12,438 (1)	Olaplex Holdings, Inc.	21,518	0.0
2,165	PriceSmart, Inc.	199,548	0.1
13,480	Primo Brands Corp. - Class A	414,780	0.2
485 (1)	Seneca Foods Corp. - Class A	38,441	0.0
7,807 (1)	Simply Good Foods Co.	304,317	0.1
3,147	SpartanNash Co.	57,653	0.0
8,599 (1)	Sprouts Farmers Market, Inc.	1,092,675	0.5
8,067 (1)	SunOpta, Inc.	62,116	0.0
4,093 (1)	TreeHouse Foods, Inc.	143,787	0.1
1,536	Turning Point Brands, Inc.	92,314	0.0
5,097 (1)	United Natural Foods, Inc.	139,199	0.1
2,163	Universal Corp.	118,619	0.1
1,044 (1)	USANA Health Sciences, Inc.	37,469	0.0
5,707	Utz Brands, Inc.	89,372	0.0
11,007 (1)	Veru, Inc.	7,160	0.0
1,010	Village Super Market, Inc. - Class A	32,209	0.0
3,399 (1)	Vita Coco Co., Inc.	125,457	0.1
2,803 (1)	Vital Farms, Inc.	105,645	0.1
1,164	WD-40 Co.	282,480	0.1
1,484	Weis Markets, Inc.	100,496	0.0
3,281 (1)(2)	Westrock Coffee Co.	21,064	0.0
5,671	WK Kellogg Co.	102,021	0.1
		6,488,410	2.7
	Energy: 5.0%
3,131 (1)	Aemetis, Inc.	8,422	0.0
4,202 (1)	Amplify Energy Corp.	25,212	0.0
14,426	Archrock, Inc.	359,063	0.2
3,494	Ardmore Shipping Corp.	42,452	0.0
5,951 (2)	Atlas Energy Solutions, Inc.	131,993	0.1
7,013	Berry Corp.	28,964	0.0
20,765	Borr Drilling Ltd.	80,984	0.0
2,273 (1)	Bristow Group, Inc.	77,964	0.0
5,666	Cactus, Inc. - Class A	330,668	0.2
5,924	California Resources Corp.	307,396	0.1

See Accompanying Notes to Financial Statements

 79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,213 (1)	Centrus Energy Corp. - Class A	$80,798	0.0
16,306	ChampionX Corp.	443,360	0.2
15,349 (1)	Clean Energy Fuels Corp.	38,526	0.0
12,524 (1)	CNX Resources Corp.	459,255	0.2
7,974 (1)(2)	Comstock Resources, Inc.	145,286	0.1
2,491	CONSOL Energy, Inc.	265,740	0.1
4,308	Core Laboratories, Inc.	74,571	0.0
13,810	Crescent Energy Co. - Class A	201,764	0.1
2,899	CVR Energy, Inc.	54,327	0.0
5,421	Delek US Holdings, Inc.	100,289	0.1
11,683	DHT Holdings, Inc.	108,535	0.1
4,038	Diversified Energy Co. PLC	67,838	0.0
1,925 (1)	DMC Global, Inc.	14,149	0.0
3,175	Dorian LPG Ltd.	77,375	0.0
16,077 (1)	Encore Energy Corp.	54,823	0.0
15,988 (1)(2)	Energy Fuels, Inc./ Canada	82,018	0.0
1,582	Excelerate Energy, Inc. - Class A	47,856	0.0
8,264 (1)	Expro Group Holdings NV	103,052	0.1
2,738 (2)	FLEX LNG Ltd.	62,810	0.0
8,477	Golar LNG Ltd.	358,747	0.2
5,551	Granite Ridge Resources, Inc.	35,859	0.0
5,624 (1)	Green Plains, Inc.	53,316	0.0
1,103 (1)	Gulfport Energy Corp.	203,173	0.1
2,248 (1)	Hallador Energy Co.	25,740	0.0
12,557 (1)	Helix Energy Solutions Group, Inc.	117,031	0.1
8,333	Helmerich & Payne, Inc.	266,823	0.1
1,524	HighPeak Energy, Inc.	22,403	0.0
3,265 (1)	Innovex International, Inc.	45,612	0.0
3,495	International Seaways, Inc.	125,610	0.1
3,302	Kinetik Holdings, Inc.	187,256	0.1
2,050	Kodiak Gas Services, Inc.	83,701	0.0
40,382 (1)	Kosmos Energy Ltd.	138,106	0.1
13,587	Liberty Energy, Inc.	270,245	0.1
14,701	Magnolia Oil & Gas Corp. - Class A	343,709	0.2
12,217	Murphy Oil Corp.	369,686	0.2
800 (1)	Nabors Industries Ltd.	45,736	0.0
1,164 (1)	Natural Gas Services Group, Inc.	31,195	0.0
7,963 (1)	Newpark Resources, Inc.	61,076	0.0
10,077 (1)	NextDecade Corp.	77,694	0.0
11,775	Noble Corp. PLC	369,735	0.2
18,057	Nordic American Tankers Ltd.	45,143	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
8,393	Northern Oil and Gas, Inc.	$311,884	0.1
8,820 (1)	Oceaneering International, Inc.	230,026	0.1
6,346 (1)	Oil States International, Inc.	32,111	0.0
4,728 (1)	Par Pacific Holdings, Inc.	77,492	0.0
33,195	Patterson-UTI Energy, Inc.	274,191	0.1
8,613	PBF Energy, Inc. - Class A	228,675	0.1
10,840	Peabody Energy Corp.	226,990	0.1
2,217 (1)(2)	ProFrac Holding Corp. - Class A	17,204	0.0
8,039 (1)	ProPetro Holding Corp.	75,004	0.0
1,409 (1)	REX American Resources Corp.	58,741	0.0
1,075	Riley Exploration Permian, Inc.	34,314	0.0
15,548 (1)	Ring Energy, Inc.	21,145	0.0
8,071	RPC, Inc.	47,942	0.0
4,379 (1)	Sable Offshore Corp.	100,279	0.1
3,330	SandRidge Energy, Inc.	38,994	0.0
3,785	Scorpio Tankers, Inc.	188,077	0.1
2,623 (1)	SEACOR Marine Holdings, Inc.	17,207	0.0
5,900 (1)	Seadrill Ltd.	229,687	0.1
8,138	Select Water Solutions, Inc.	107,747	0.1
10,390	SFL Corp. Ltd.	106,186	0.1
6,960	Sitio Royalties Corp. - Class A	133,493	0.1
9,724	SM Energy Co.	376,902	0.2
2,330	Solaris Oilfield Infrastructure, Inc. - Class A	67,057	0.0
12,759 (1)	Talos Energy, Inc.	123,890	0.1
5,309	Teekay Corp. Ltd.	36,791	0.0
2,046	Teekay Tankers Ltd. - Class A	81,410	0.0
12,049 (1)	TETRA Technologies, Inc.	43,135	0.0
4,182 (1)	Tidewater, Inc.	228,797	0.1
62,658 (1)	Transocean Ltd.	234,968	0.1
34,311 (1)	Uranium Energy Corp.	229,541	0.1
30,722 (1)	Ur-Energy, Inc.	35,330	0.0
9,632	VAALCO Energy, Inc.	42,092	0.0
5,189 (1)	Valaris Ltd.	229,561	0.1
2,402 (1)(2)	Vital Energy, Inc.	74,270	0.0
2,369	Vitesse Energy, Inc.	59,225	0.0
9,447	W&T Offshore, Inc.	15,682	0.0
4,833	World Fuel Services Corp.	132,956	0.1
		11,722,082	5.0
	Financials: 17.7%
1,710	1st Source Corp.	99,830	0.1
859	ACNB Corp.	34,214	0.0

See Accompanying Notes to Financial Statements

 80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,281	Alerus Financial Corp.	$43,886	0.0
3,400 (1)	AlTi Global, Inc.	14,994	0.0
1,700	Amalgamated Financial Corp.	56,899	0.0
1,540	A-Mark Precious Metals, Inc.	42,196	0.0
3,870 (1)	Ambac Financial Group, Inc.	48,955	0.0
2,721	Amerant Bancorp, Inc.	60,978	0.0
2,256 (1)	American Coastal Insurance Corp.	30,366	0.0
5,547	Ameris Bancorp	347,076	0.2
1,725	AMERISAFE, Inc.	88,907	0.0
12,724	Apollo Commercial Real Estate Finance, Inc.	110,190	0.1
15,844 (2)	Arbor Realty Trust, Inc.	219,439	0.1
5,518	Ares Commercial Real Estate Corp.	32,501	0.0
3,981 (2)	ARMOUR Residential REIT, Inc.	75,082	0.0
1,870	Arrow Financial Corp.	53,688	0.0
5,330	Artisan Partners Asset Management, Inc. - Class A	229,456	0.1
13,331	Associated Banc-Corp.	318,611	0.1
7,420	Atlantic Union Bankshares Corp.	281,070	0.1
14,924 (1)	AvidXchange Holdings, Inc.	154,314	0.1
4,651 (1)	Axos Financial, Inc.	324,872	0.1
2,024 (2)	B Riley Financial, Inc.	9,290	0.0
11,764	Banc of California, Inc.	181,871	0.1
1,730	BancFirst Corp.	202,721	0.1
2,451	Banco Latinoamericano de Comercio Exterior SA - Class E	87,182	0.0
4,035 (1)	Bancorp, Inc.	212,362	0.1
946	Bank First Corp.	93,739	0.1
3,330	Bank of Hawaii Corp.	237,229	0.1
3,802	Bank of NT Butterfield & Son Ltd.	138,963	0.1
6,317	BankUnited, Inc.	241,120	0.1
2,959	Banner Corp.	197,572	0.1
1,629	Bar Harbor Bankshares	49,815	0.0
3,867	Berkshire Hills Bancorp, Inc.	109,939	0.1
31,268	BGC Group, Inc. - Class A	283,288	0.1
14,825 (2)	Blackstone Mortgage Trust, Inc. - Class A	258,103	0.1
3,011 (1)	Blue Foundry Bancorp	29,538	0.0
4,273	Bread Financial Holdings, Inc.	260,909	0.1
2,529 (1)	Bridgewater Bancshares, Inc.	34,167	0.0
2,498	Brightsphere Investment Group, Inc.	65,797	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,443	BrightSpire Capital, Inc.	$70,179	0.0
7,678	Brookline Bancorp, Inc.	90,600	0.0
5,663 (1)	BRP Group, Inc. - Class A	219,498	0.1
17,524	Burford Capital Ltd.	223,431	0.1
1,225	Burke & Herbert Financial Services Corp.	76,391	0.0
2,493	Business First Bancshares, Inc.	64,070	0.0
2,937	Byline Bancorp, Inc.	85,173	0.0
15,244	Cadence Bank	525,156	0.2
1,479	Camden National Corp.	63,212	0.0
4,944	Cannae Holdings, Inc.	98,188	0.1
5,342 (1)	Cantaloupe, Inc.	50,802	0.0
1,605	Capital City Bank Group, Inc.	58,823	0.0
11,273	Capitol Federal Financial, Inc.	66,623	0.0
2,495 (1)	Carter Bankshares, Inc.	43,887	0.0
1,350	Cass Information Systems, Inc.	55,229	0.0
5,965	Cathay General Bancorp	283,994	0.1
2,443	Central Pacific Financial Corp.	70,969	0.0
7,280	Chimera Investment Corp.	101,920	0.1
761	ChoiceOne Financial Services, Inc.	27,122	0.0
1,820	Citizens & Northern Corp.	33,852	0.0
452	Citizens Financial Services, Inc.	28,616	0.0
1,311	City Holding Co.	155,327	0.1
1,717	Civista Bancshares, Inc.	36,126	0.0
8,295	Claros Mortgage Trust, Inc.	37,493	0.0
2,317	CNB Financial Corp.	57,601	0.0
8,970	CNO Financial Group, Inc.	333,774	0.2
1,045 (1)	Coastal Financial Corp.	88,731	0.0
2,348	Cohen & Steers, Inc.	216,814	0.1
3,360 (1)	Columbia Financial, Inc.	53,122	0.0
4,514	Community Bank System, Inc.	278,424	0.1
1,603	Community Trust Bancorp, Inc.	85,007	0.0
1,883	Community West Bancshares	36,474	0.0
6,010	Compass Diversified Holdings	138,711	0.1
3,337	ConnectOne Bancorp, Inc.	76,451	0.0

See Accompanying Notes to Financial Statements

 81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,198 (1)	CrossFirst Bankshares, Inc.	$63,600	0.0
2,551 (1)	Customers Bancorp, Inc.	124,183	0.1
11,241	CVB Financial Corp.	240,670	0.1
283	Diamond Hill Investment Group, Inc.	43,893	0.0
3,136	Dime Community Bancshares, Inc.	96,385	0.1
2,234 (1)	Donnelley Financial Solutions, Inc.	140,139	0.1
6,013 (2)	Dynex Capital, Inc.	76,064	0.0
2,584	Eagle Bancorp, Inc.	67,262	0.0
16,400	Eastern Bankshares, Inc.	282,900	0.1
7,408 (2)	Ellington Financial, Inc.	89,785	0.0
2,291	Employers Holdings, Inc.	117,368	0.1
2,541	Enact Holdings, Inc.	82,278	0.0
2,112 (1)	Encore Capital Group, Inc.	100,890	0.1
2,229 (1)	Enova International, Inc.	213,717	0.1
1,060 (1)	Enstar Group Ltd.	341,373	0.2
1,086	Enterprise Bancorp, Inc.	42,940	0.0
3,317	Enterprise Financial Services Corp.	187,079	0.1
1,489	Equity Bancshares, Inc. - Class A	63,163	0.0
710	Esquire Financial Holdings, Inc.	56,445	0.0
8,804	Essent Group Ltd.	479,290	0.2
1,732	F&G Annuities & Life, Inc.	71,774	0.0
1,343	Farmers & Merchants Bancorp, Inc./Archbold OH	39,551	0.0
4,002	Farmers National Banc Corp.	56,908	0.0
3,179	FB Financial Corp.	163,750	0.1
793	Federal Agricultural Mortgage Corp. - Class C	156,181	0.1
4,499	Fidelis Insurance Holdings Ltd.	81,567	0.0
571	Fidelity D&D Bancorp, Inc.	27,865	0.0
1,606	Financial Institutions, Inc.	43,828	0.0
1,546	First Bancorp, Inc.	42,283	0.0
13,707	First BanCorp/Puerto Rico	254,813	0.1
3,558	First Bancorp/Southern Pines NC	156,445	0.1
2,798	First Bancshares, Inc.	97,930	0.1
4,722	First Busey Corp.	111,298	0.1
8,969	First Commonwealth Financial Corp.	151,755	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,822	First Community Bankshares, Inc.	$75,868	0.0
8,176	First Financial Bancorp	219,771	0.1
11,187	First Financial Bankshares, Inc.	403,291	0.2
1,228	First Financial Corp.	56,721	0.0
5,630	First Foundation, Inc.	34,962	0.0
6,687	First Interstate BancSystem, Inc. - Class A	217,127	0.1
5,026	First Merchants Corp.	200,487	0.1
2,337	First Mid Bancshares, Inc.	86,048	0.0
3,304	FirstCash Holdings, Inc.	342,294	0.2
1,831	Five Star Bancorp	55,095	0.0
2,682	Flushing Financial Corp.	38,299	0.0
10,414 (1)	Flywire Corp.	214,737	0.1
10,881 (1)	Forge Global Holdings, Inc.	10,129	0.0
8,249	Franklin BSP Realty Trust, Inc.	103,442	0.1
15,244	Fulton Financial Corp.	293,904	0.1
4,155	GCM Grosvenor, Inc. - Class A	50,982	0.0
36,880 (1)	Genworth Financial, Inc. - Class A	257,791	0.1
2,734	German American Bancorp, Inc.	109,961	0.1
9,700	Glacier Bancorp, Inc.	487,134	0.2
1,937 (1)	Goosehead Insurance, Inc. - Class A	207,685	0.1
975	Great Southern Bancorp, Inc.	58,208	0.0
4,800 (1)	Green Dot Corp. - Class A	51,072	0.0
811	Greene County Bancorp, Inc.	22,481	0.0
3,185 (1)	Greenlight Capital Re Ltd. - Class A	44,590	0.0
3,406 (1)	Hamilton Insurance Group Ltd. - Class B	64,816	0.0
3,262	Hamilton Lane, Inc. - Class A	482,939	0.2
7,278	Hancock Whitney Corp.	398,252	0.2
2,839	Hanmi Financial Corp.	67,057	0.0
9,628	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	258,319	0.1
4,051	HarborOne Bancorp, Inc.	47,923	0.0
718	HCI Group, Inc.	83,669	0.0
3,670	Heartland Financial USA, Inc.	224,989	0.1
6,073	Heritage Commerce Corp.	56,965	0.0

See Accompanying Notes to Financial Statements

 82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,311	Heritage Financial Corp.	$81,120	0.0
2,014 (1)	Heritage Insurance Holdings, Inc.	24,369	0.0
3,936	Hilltop Holdings, Inc.	112,688	0.1
155 (2)	Hingham Institution For Savings The	39,392	0.0
1,734 (1)	Hippo Holdings, Inc.	46,419	0.0
808	Home Bancorp, Inc.	37,338	0.0
15,577	Home BancShares, Inc.	440,829	0.2
1,698 (1)	HomeStreet, Inc.	19,391	0.0
1,623	HomeTrust Bancshares, Inc.	54,663	0.0
10,022	Hope Bancorp, Inc.	123,170	0.1
3,583	Horace Mann Educators Corp.	140,561	0.1
4,282	Horizon Bancorp, Inc.	68,983	0.0
3,655	Independent Bank Corp.	234,614	0.1
1,999	Independent Bank Corp. Michigan	69,625	0.0
3,125	Independent Bank Group, Inc.	189,594	0.1
4,600	International Bancshares Corp.	290,536	0.1
2,858 (1)	International Money Express, Inc.	59,532	0.0
4,462 (2)	Invesco Mortgage Capital, Inc.	35,919	0.0
137	Investors Title Co.	32,436	0.0
6,423	Jackson Financial, Inc. - Class A	559,315	0.2
3,039	James River Group Holdings Ltd.	14,800	0.0
1,355	John Marshall Bancorp, Inc.	27,208	0.0
5,252	Kearny Financial Corp.	37,184	0.0
5,694	KKR Real Estate Finance Trust, Inc.	57,509	0.0
10,614	Ladder Capital Corp.	118,771	0.1
2,203	Lakeland Financial Corp.	151,478	0.1
4,430 (1)	Lemonade, Inc.	162,492	0.1
9,453 (1)	LendingClub Corp.	153,044	0.1
866 (1)	LendingTree, Inc.	33,558	0.0
3,018	Live Oak Bancshares, Inc.	119,362	0.1
9,676 (1)	Maiden Holdings Ltd.	16,352	0.0
39,930 (1)	Marqeta, Inc. - Class A	151,335	0.1
4,051	MBIA, Inc.	26,169	0.0
1,573	Mercantile Bank Corp.	69,983	0.0
1,599	Merchants Bancorp	58,316	0.0
2,322	Mercury General Corp.	154,367	0.1
1,988	Metrocity Bankshares, Inc.	63,517	0.0
950 (1)	Metropolitan Bank Holding Corp.	55,480	0.0
9,259	MFA Financial, Inc.	94,349	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,579	Mid Penn Bancorp, Inc.	$45,538	0.0
844	Middlefield Banc Corp.	23,674	0.0
2,037	Midland States Bancorp, Inc.	49,703	0.0
1,553	MidWestOne Financial Group, Inc.	45,223	0.0
6,015	Moelis & Co. - Class A	444,388	0.2
737 (1)	Moneylion, Inc.	63,389	0.0
5,374 (1)	Mr Cooper Group, Inc.	515,958	0.2
1,486	MVB Financial Corp.	30,760	0.0
3,238	National Bank Holdings Corp. - Class A	139,428	0.1
6,826	Navient Corp.	90,718	0.0
3,769 (1)	NB Bancorp, Inc.	68,068	0.0
4,051	NBT Bancorp, Inc.	193,476	0.1
1,293	Nelnet, Inc. - Class A	138,105	0.1
3,233 (1)	NerdWallet, Inc. - Class A	42,999	0.0
21,784 (2)	New York Community Bancorp, Inc.	203,245	0.1
9,092	New York Mortgage Trust, Inc.	55,098	0.0
2,274	NewtekOne, Inc.	29,039	0.0
1,229	Nicolet Bankshares, Inc.	128,934	0.1
6,740 (1)	NMI Holdings, Inc. - Class A	247,762	0.1
611	Northeast Bank	56,047	0.0
3,913	Northfield Bancorp, Inc.	45,469	0.0
531	Northrim BanCorp, Inc.	41,386	0.0
11,128	Northwest Bancshares, Inc.	146,778	0.1
935	Norwood Financial Corp.	25,437	0.0
5,155	OceanFirst Financial Corp.	93,306	0.0
3,952	OFG Bancorp	167,249	0.1
26,200	Old National Bancorp	568,671	0.3
4,017	Old Second Bancorp, Inc.	71,422	0.0
9,241 (1)	Open Lending Corp.	55,169	0.0
1,673	OppFi, Inc.	12,815	0.0
531	Orange County Bancorp, Inc.	29,508	0.0
6,027 (2)	Orchid Island Capital, Inc.	46,890	0.0
2,802	Origin Bancorp, Inc.	93,279	0.0
1,766	Orrstown Financial Services, Inc.	64,653	0.0
16,731 (1)	Oscar Health, Inc. - Class A	224,865	0.1
3,668	P10, Inc. - Class A	46,253	0.0
8,199	Pacific Premier Bancorp, Inc.	204,319	0.1
16,029 (1)	Pagseguro Digital Ltd. - Class A	100,342	0.1
2,127 (1)	Palomar Holdings, Inc.	224,590	0.1
1,259	Park National Corp.	215,830	0.1

See Accompanying Notes to Financial Statements

 83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,155	Pathward Financial, Inc.	$158,565	0.1
4,734	Patria Investments Ltd. - Class A	55,056	0.0
24,300 (1)	Payoneer Global, Inc.	243,972	0.1
2,841 (1)	Paysafe Ltd.	48,581	0.0
1,616	Peapack-Gladstone Financial Corp.	51,793	0.0
2,274	PennyMac Financial Services, Inc.	232,266	0.1
7,696	PennyMac Mortgage Investment Trust	96,893	0.1
3,170	Peoples Bancorp, Inc.	100,457	0.1
984	Peoples Financial Services Corp.	50,361	0.0
4,473	Perella Weinberg Partners	106,636	0.1
1,481	Piper Sandler Cos.	444,226	0.2
1,986	PJT Partners, Inc. - Class A	313,411	0.1
658	Plumas Bancorp	31,097	0.0
3,462 (1)	PRA Group, Inc.	72,321	0.0
1,150	Preferred Bank/Los Angeles CA	99,337	0.1
3,357	Premier Financial Corp.	85,838	0.0
1,782 (1)	Priority Technology Holdings, Inc.	20,939	0.0
4,563 (1)	ProAssurance Corp.	72,597	0.0
3,557	PROG Holdings, Inc.	150,319	0.1
10,869	Provident Financial Services, Inc.	205,098	0.1
1,476	QCR Holdings, Inc.	119,025	0.1
12,939	Radian Group, Inc.	410,425	0.2
14,430 (2)	Ready Capital Corp.	98,413	0.1
624	Red River Bancshares, Inc.	33,684	0.0
12,351	Redwood Trust, Inc.	80,652	0.0
877	Regional Management Corp.	29,800	0.0
12,643 (1)	Remitly Global, Inc.	285,353	0.1
5,312	Renasant Corp.	189,904	0.1
955	Republic Bancorp, Inc. - Class A	66,726	0.0
744 (1)	Root, Inc. - Class A	54,007	0.0
3,442	S&T Bancorp, Inc.	131,553	0.1
1,363	Safety Insurance Group, Inc.	112,311	0.1
3,744	Sandy Spring Bancorp, Inc.	126,210	0.1
7,354	Seacoast Banking Corp. of Florida	202,456	0.1
5,210	Selective Insurance Group, Inc.	487,239	0.2
11,753 (1)	Selectquote, Inc.	43,721	0.0
4,374	ServisFirst Bancshares, Inc.	370,653	0.2
201 (1)	Sezzle, Inc.	51,416	0.0
724	Shore Bancshares, Inc.	11,475	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,216	Sierra Bancorp	$35,167	0.0
10,584	Simmons First National Corp. - Class A	234,753	0.1
8,572 (1)	SiriusPoint Ltd.	140,495	0.1
3,245 (1)	Skyward Specialty Insurance Group, Inc.	164,002	0.1
1,713	SmartFinancial, Inc.	53,069	0.0
1,371	South Plains Financial, Inc.	47,642	0.0
897 (1)	Southern First Bancshares, Inc.	35,656	0.0
969	Southern Missouri Bancorp, Inc.	55,592	0.0
2,774	Southside Bancshares, Inc.	88,102	0.0
6,365	SouthState Corp.	633,190	0.3
4,563	Stellar Bancorp, Inc.	129,361	0.1
5,318	StepStone Group, Inc. - Class A	307,806	0.1
2,340	Stewart Information Services Corp.	157,927	0.1
2,249	Stock Yards Bancorp, Inc.	161,051	0.1
24,462 (1)	StoneCo Ltd. - Class A	194,962	0.1
2,349 (1)	StoneX Group, Inc.	230,132	0.1
3,938 (1)	Texas Capital Bancshares, Inc.	307,952	0.1
1,150 (1)	Third Coast Bancshares, Inc.	39,043	0.0
2,553	Tiptree, Inc.	53,256	0.0
1,189	Tompkins Financial Corp.	80,650	0.0
6,152	Towne Bank/ Portsmouth VA	209,537	0.1
5,674	TPG RE Finance Trust, Inc.	48,229	0.0
2,942	TriCo Bancshares	128,565	0.1
1,914 (1)	Triumph Financial, Inc.	173,944	0.1
2,832 (1)	Trupanion, Inc.	136,502	0.1
1,951	TrustCo Bank Corp. NY	64,988	0.0
5,299	Trustmark Corp.	187,426	0.1
8,968	Two Harbors Investment Corp.	106,091	0.1
3,766	UMB Financial Corp.	425,031	0.2
11,135	United Bankshares, Inc.	418,119	0.2
10,190	United Community Banks, Inc.	329,239	0.1
1,966	United Fire Group, Inc.	55,933	0.0
2,278	Universal Insurance Holdings, Inc.	47,975	0.0
2,872	Univest Financial Corp.	84,753	0.0
6,598 (1)	Upstart Holdings, Inc.	406,239	0.2
39,560	Valley National Bancorp	358,414	0.2
4,579	Veritex Holdings, Inc.	124,366	0.1
3,525	Victory Capital Holdings, Inc. - Class A	230,747	0.1

See Accompanying Notes to Financial Statements

 84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
593	Virtus Investment Partners, Inc.	$130,804	0.1
2,742	Walker & Dunlop, Inc.	266,550	0.1
5,680	Washington Federal, Inc.	183,123	0.1
1,622	Washington Trust Bancorp, Inc.	50,850	0.0
2,144	Waterstone Financial, Inc.	28,815	0.0
4,963	WesBanco, Inc.	161,496	0.1
1,938	West BanCorp, Inc.	41,958	0.0
2,300	Westamerica BanCorp	120,658	0.1
12,038	WisdomTree, Inc.	126,399	0.1
352 (1)	World Acceptance Corp.	39,579	0.0
5,039	WSFS Financial Corp.	267,722	0.1
		41,949,496	17.7
	Health Care: 15.8%
4,471 (1)	2seventy bio, Inc.	13,145	0.0
4,377 (1)	4D Molecular Therapeutics, Inc.	24,380	0.0
7,332 (1)	89bio, Inc.	57,336	0.0
7,146 (1)	Absci Corp.	18,723	0.0
10,289 (1)	ACADIA Pharmaceuticals, Inc.	188,803	0.1
6,613 (1)	Accolade, Inc.	22,616	0.0
9,212 (1)	Accuray, Inc.	18,240	0.0
6,475 (1)	ACELYRIN, Inc.	20,331	0.0
3,687 (1)	Achieve Life Sciences, Inc.	12,978	0.0
8,874 (1)	AdaptHealth Corp.	84,480	0.0
10,181 (1)	Adaptive Biotechnologies Corp.	61,035	0.0
7,509 (1)(2)	ADC Therapeutics SA	14,943	0.0
1,520 (1)	Addus HomeCare Corp.	190,532	0.1
19,332 (1)	ADMA Biologics, Inc.	331,544	0.2
1,892 (1)	Adverum Biotechnologies, Inc.	8,836	0.0
2,173 (1)(2)	Agenus, Inc.	5,954	0.0
26,911 (1)	agilon health, Inc.	51,131	0.0
4,864 (1)	Agios Pharmaceuticals, Inc.	159,831	0.1
18,484 (1)	Akebia Therapeutics, Inc.	35,120	0.0
5,837 (1)	Akero Therapeutics, Inc.	162,385	0.1
4,479 (1)	Aldeyra Therapeutics, Inc.	22,350	0.0
7,268 (1)	Alector, Inc.	13,737	0.0
8,696 (1)	Alignment Healthcare, Inc.	97,830	0.1
13,957 (1)	Alkermes PLC	401,403	0.2
11,424 (1)	Allogene Therapeutics, Inc.	24,333	0.0
8,870 (1)	Alphatec Holdings, Inc.	81,427	0.0
6,096 (1)(2)	Altimmune, Inc.	43,952	0.0
1,320 (1)(2)	Alumis, Inc.	10,375	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,151 (1)	ALX Oncology Holdings, Inc.	$8,602	0.0
25,149 (1)	Amicus Therapeutics, Inc.	236,904	0.1
3,268 (1)	AMN Healthcare Services, Inc.	78,171	0.0
13,898 (1)	Amneal Pharmaceuticals, Inc.	110,072	0.1
3,344 (1)	Amphastar Pharmaceuticals, Inc.	124,163	0.1
1,700 (1)	AnaptysBio, Inc.	22,508	0.0
6,547 (1)(2)	Anavex Life Sciences Corp.	70,315	0.0
3,565 (1)	AngioDynamics, Inc.	32,655	0.0
1,623 (1)	ANI Pharmaceuticals, Inc.	89,719	0.0
1,281 (1)	Anika Therapeutics, Inc.	21,085	0.0
8,299 (1)	Annexon, Inc.	42,574	0.0
3,259 (1)	Apogee Therapeutics, Inc.	147,633	0.1
3,731 (1)	Apollo Medical Holdings, Inc.	117,638	0.1
8,310 (1)	Applied Therapeutics, Inc.	7,115	0.0
6,642 (1)	Aquestive Therapeutics, Inc.	23,646	0.0
13,202 (1)	Arbutus Biopharma Corp.	43,171	0.0
3,693 (1)	Arcellx, Inc.	283,216	0.1
2,004 (1)(2)	Arcturus Therapeutics Holdings, Inc.	34,008	0.0
4,698 (1)	Arcus Biosciences, Inc.	69,953	0.0
9,169 (1)	Arcutis Biotherapeutics, Inc.	127,724	0.1
20,007 (1)	Ardelyx, Inc.	101,435	0.1
2,480 (1)	ArriVent Biopharma, Inc.	66,067	0.0
10,248 (1)	Arrowhead Pharmaceuticals, Inc.	192,662	0.1
4,284 (1)(2)	ARS Pharmaceuticals, Inc.	45,196	0.0
1,215 (1)(2)	Artiva Biotherapeutics, Inc.	12,247	0.0
3,513 (1)	Artivion, Inc.	100,437	0.1
5,567 (1)	Arvinas, Inc.	106,719	0.1
4,033 (1)	Astria Therapeutics, Inc.	36,055	0.0
8,528 (1)	Atea Pharmaceuticals, Inc.	28,569	0.0
12,500 (1)	Atossa Therapeutics, Inc.	11,801	0.0
4,086 (1)	AtriCure, Inc.	124,868	0.1
4,272 (1)	Aura Biosciences, Inc.	35,116	0.0
11,624 (1)	Aurinia Pharmaceuticals, Inc.	104,384	0.1
8,035 (1)	Avadel Pharmaceuticals PLC	84,448	0.0
4,077 (1)	Avanos Medical, Inc.	64,906	0.0

See Accompanying Notes to Financial Statements

 85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,795 (1)	Aveanna Healthcare Holdings, Inc.	$21,913	0.0
5,339 (1)	Avid Bioservices, Inc.	65,937	0.0
9,390 (1)	Avidity Biosciences, Inc.	273,061	0.1
2,344 (1)	Avita Medical, Inc.	30,003	0.0
3,739 (1)	Axogen, Inc.	61,619	0.0
3,131 (1)	Axsome Therapeutics, Inc.	264,914	0.1
6,564 (1)	Beam Therapeutics, Inc.	162,787	0.1
1,499 (1)	Bicara Therapeutics, Inc.	26,113	0.0
17,847 (1)	BioCryst Pharmaceuticals, Inc.	134,209	0.1
7,222 (1)	Biohaven Ltd.	269,742	0.1
3,140 (1)	BioLife Solutions, Inc.	81,514	0.0
2,439 (1)(2)	Biomea Fusion, Inc.	9,463	0.0
2,661 (1)	Biote Corp. - Class A	16,445	0.0
3,345 (1)	Bioventus, Inc. - Class A	35,122	0.0
3,626 (1)	Black Diamond Therapeutics, Inc.	7,760	0.0
1,043 (1)(2)	Bluebird Bio, Inc.	8,699	0.0
5,387 (1)	Blueprint Medicines Corp.	469,854	0.2
12,066 (1)	Bridgebio Pharma, Inc.	331,091	0.2
4,671 (1)	BrightSpring Health Services, Inc.	79,547	0.0
16,765 (1)	Brookdale Senior Living, Inc.	84,328	0.0
5,147 (1)	C4 Therapeutics, Inc.	18,529	0.0
4,441 (1)(2)	Cabaletta Bio, Inc.	10,081	0.0
1,866 (1)	Candel Therapeutics, Inc.	16,197	0.0
3,092 (1)	Capricor Therapeutics, Inc.	42,670	0.0
3,330 (1)	Cardiff Oncology, Inc.	14,452	0.0
4,346 (1)	CareDx, Inc.	93,048	0.0
3,002 (1)(2)	Cargo Therapeutics, Inc.	43,289	0.0
7,377 (1)	Caribou Biosciences, Inc.	11,729	0.0
892 (1)(2)	Cartesian Therapeutics, Inc.	15,976	0.0
3,502 (1)(2)	Cassava Sciences, Inc.	8,265	0.0
2,267 (1)	Castle Biosciences, Inc.	60,416	0.0
9,592 (1)	Catalyst Pharmaceuticals, Inc.	200,185	0.1
2,456 (1)	Celcuity, Inc.	32,149	0.0
5,549 (1)	Celldex Therapeutics, Inc.	140,223	0.1
5,534 (1)	Century Therapeutics, Inc.	5,589	0.0
793 (1)	Ceribell, Inc.	20,523	0.0
16,376 (1)	Cerus Corp.	25,219	0.0
4,078 (1)	CG oncology, Inc.	116,957	0.1
4,337 (1)	ChromaDex Corp.	23,008	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,222 (1)	Codexis, Inc.	$29,679	0.0
7,959 (1)	Cogent Biosciences, Inc.	62,080	0.0
9,544 (1)(2)	Coherus Biosciences, Inc.	13,171	0.0
2,843 (1)	Collegium Pharmaceutical, Inc.	81,452	0.0
11,012 (1)	Community Health Systems, Inc.	32,926	0.0
9,820 (1)	Compass Therapeutics, Inc.	14,239	0.0
9,450	Concentra Group Holdings Parent, Inc.	186,921	0.1
2,647	CONMED Corp.	181,161	0.1
853 (1)	Contineum Therapeutics, Inc. - Class A	12,496	0.0
1,056 (1)	Corbus Pharmaceuticals Holdings, Inc.	12,461	0.0
6,955 (1)	Corcept Therapeutics, Inc.	350,462	0.2
5,046 (1)	CorMedix, Inc.	40,873	0.0
2,301 (1)	CorVel Corp.	256,009	0.1
7,530 (1)	Crinetics Pharmaceuticals, Inc.	385,009	0.2
2,949 (1)	Cross Country Healthcare, Inc.	53,554	0.0
3,950 (1)	CryoPort, Inc.	30,731	0.0
4,514 (1)	Cullinan Oncology, Inc.	54,981	0.0
1,193 (1)	CVRx, Inc.	15,115	0.0
10,671 (1)	Cytek Biosciences, Inc.	69,255	0.0
9,809 (1)	Cytokinetics, Inc.	461,415	0.2
4,488 (1)	Day One Biopharmaceuticals, Inc.	56,863	0.0
5,217 (1)	Definitive Healthcare Corp.	21,442	0.0
10,665 (1)	Denali Therapeutics, Inc.	217,353	0.1
2,882 (1)	Design Therapeutics, Inc.	17,782	0.0
2,094 (1)(2)	Dianthus Therapeutics, Inc.	45,649	0.0
1,705 (1)	Disc Medicine, Inc.	108,097	0.1
9,344 (1)	DocGo, Inc.	39,619	0.0
11,274 (1)	Dynavax Technologies Corp.	143,969	0.1
6,941 (1)	Dyne Therapeutics, Inc.	163,530	0.1
6,254 (1)	Edgewise Therapeutics, Inc.	166,982	0.1
7,420 (1)	Editas Medicine, Inc.	9,423	0.0
2,493 (1)	Eliem Therapeutics, Inc.	4,487	0.0
5,086	Embecta Corp.	105,026	0.1
1,964 (1)	Enanta Pharmaceuticals, Inc.	11,293	0.0
4,565 (1)	Enhabit, Inc.	35,653	0.0

See Accompanying Notes to Financial Statements

 86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,062 (1)(2)	Enliven Therapeutics, Inc.	$68,895	0.0
4,752	Ensign Group, Inc.	631,351	0.3
2,235 (1)	Entrada Therapeutics, Inc.	38,643	0.0
15,624 (1)	Erasca, Inc.	39,216	0.0
16,458 (1)	Esperion Therapeutics, Inc.	36,208	0.0
9,934 (1)	Evolent Health, Inc. - Class A	111,757	0.1
4,858 (1)	Evolus, Inc.	53,632	0.0
5,352 (1)(2)	EyePoint Pharmaceuticals, Inc.	39,872	0.0
8,831 (1)	Fate Therapeutics, Inc.	14,571	0.0
2,946 (1)	Fibrobiologics, Inc.	5,892	0.0
2,286 (1)	Foghorn Therapeutics, Inc.	10,790	0.0
5,638 (1)(2)	Fulcrum Therapeutics, Inc.	26,499	0.0
2,030 (1)	Fulgent Genetics, Inc.	37,494	0.0
1,079 (1)	GeneDx Holdings Corp.	82,932	0.0
50,038 (1)	Geron Corp.	177,135	0.1
4,186 (1)	Glaukos Corp.	627,649	0.3
10,150 (1)	Guardant Health, Inc.	310,082	0.1
749 (1)(2)	Gyre Therapeutics, Inc.	9,063	0.0
4,295 (1)	Haemonetics Corp.	335,354	0.2
10,706 (1)	Halozyme Therapeutics, Inc.	511,854	0.2
2,899 (1)	Harmony Biosciences Holdings, Inc.	99,755	0.1
2,637 (1)	Harrow, Inc.	88,471	0.0
5,255 (1)	Health Catalyst, Inc.	37,153	0.0
7,294 (1)	HealthEquity, Inc.	699,859	0.3
2,281	HealthStream, Inc.	72,536	0.0
9,709 (1)	Heron Therapeutics, Inc.	14,855	0.0
16,205 (1)	Hims & Hers Health, Inc.	391,837	0.2
7,647 (1)(2)	Humacyte, Inc.	38,617	0.0
1,830 (1)	ICU Medical, Inc.	283,961	0.1
7,127 (1)	Ideaya Biosciences, Inc.	183,164	0.1
1,313 (1)	IGM Biosciences, Inc.	8,022	0.0
12,461 (1)(2)	ImmunityBio, Inc.	31,900	0.0
4,488 (1)	Immunome, Inc.	47,663	0.0
4,992 (1)	Immunovant, Inc.	123,652	0.1
4,555 (1)	Inari Medical, Inc.	232,533	0.1
1,134 (1)	Inhibrx Biosciences, Inc.	17,464	0.0
6,333 (1)	Inmode Ltd.	105,761	0.1
4,865 (1)	Innoviva, Inc.	84,408	0.0
2,150 (1)	Inogen, Inc.	19,715	0.0
2,698 (1)	Inovio Pharmaceuticals, Inc.	4,937	0.0
5,004 (1)	Inozyme Pharma, Inc.	13,861	0.0
14,566 (1)	Insmed, Inc.	1,005,637	0.4
2,852 (1)	Integer Holdings Corp.	377,947	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,837 (1)	Integra LifeSciences Holdings Corp.	$132,383	0.1
8,182 (1)	Intellia Therapeutics, Inc.	95,402	0.1
23,134 (1)	Iovance Biotherapeutics, Inc.	171,192	0.1
781	iRadimed Corp.	42,955	0.0
2,686 (1)	iRhythm Technologies, Inc.	242,197	0.1
12,501 (1)	Ironwood Pharmaceuticals, Inc.	55,379	0.0
2,353 (1)	iTeos Therapeutics, Inc.	18,071	0.0
2,410 (1)	Janux Therapeutics, Inc.	129,031	0.1
1,005 (1)	Jasper Therapeutics, Inc.	21,487	0.0
1,443 (1)	Joint Corp.	15,339	0.0
3,458 (1)	KalVista Pharmaceuticals, Inc.	29,289	0.0
2,544 (1)	Keros Therapeutics, Inc.	40,271	0.0
3,279 (1)	Kiniksa Pharmaceuticals International PLC	64,859	0.0
2,868 (1)	Kodiak Sciences, Inc.	28,537	0.0
532 (1)	Korro Bio, Inc.	20,253	0.0
2,126 (1)	Krystal Biotech, Inc.	333,059	0.2
6,223 (1)	Kura Oncology, Inc.	54,202	0.0
3,825 (1)	Kymera Therapeutics, Inc.	153,880	0.1
1,850 (1)	Kyverna Therapeutics, Inc.	6,919	0.0
5,894 (1)	Lantheus Holdings, Inc.	527,277	0.2
3,723 (1)	Larimar Therapeutics, Inc.	14,408	0.0
1,756	LeMaitre Vascular, Inc.	161,798	0.1
1,117	LENZ Therapeutics, Inc.	32,248	0.0
2,149 (1)	Lexeo Therapeutics, Inc.	14,140	0.0
11,823 (1)	Lexicon Pharmaceuticals, Inc.	8,731	0.0
2,145 (1)	Lifecore Biomedical, Inc.	15,937	0.0
3,261 (1)	LifeMD, Inc.	16,142	0.0
12,203 (1)	LifeStance Health Group, Inc.	89,936	0.0
1,478 (1)	Ligand Pharmaceuticals, Inc.	158,368	0.1
5,076 (1)	Liquidia Corp.	59,694	0.0
4,682 (1)	LivaNova PLC	216,823	0.1
14,056 (1)	Lyell Immunopharma, Inc.	8,996	0.0
5,604 (1)	MacroGenics, Inc.	18,213	0.0
1,525 (1)	Madrigal Pharmaceuticals, Inc.	470,569	0.2
22,879 (1)	MannKind Corp.	147,112	0.1

See Accompanying Notes to Financial Statements

 87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,614 (1)	Maravai LifeSciences Holdings, Inc. - Class A	$52,396	0.0
9,754 (1)	MaxCyte, Inc.	40,577	0.0
869 (1)	MBX Biosciences, Inc.	16,016	0.0
3,715 (1)	MeiraGTx Holdings PLC	22,624	0.0
4,887 (1)	Merit Medical Systems, Inc.	472,671	0.2
10,123 (1)	Mersana Therapeutics, Inc.	14,476	0.0
455	Mesa Laboratories, Inc.	60,001	0.0
2,950 (1)	Metagenomi, Inc.	10,649	0.0
10,369 (1)	MiMedx Group, Inc.	99,750	0.1
6,735 (1)	Mind Medicine MindMed, Inc.	46,876	0.0
2,607 (1)	Mineralys Therapeutics, Inc.	32,092	0.0
3,406 (1)	Mirum Pharmaceuticals, Inc.	140,838	0.1
1,003 (1)	ModivCare, Inc.	11,876	0.0
3,567 (1)(2)	Monte Rosa Therapeutics, Inc.	24,755	0.0
7,682 (1)	Myriad Genetics, Inc.	105,320	0.1
4,827 (1)(2)	Nano-X Imaging Ltd.	34,754	0.0
1,111 (2)	National HealthCare Corp.	119,499	0.1
1,607	National Research Corp.	28,347	0.0
16,295 (1)	Nektar Therapeutics	15,154	0.0
18,763 (1)	Neogen Corp.	227,783	0.1
11,045 (1)	NeoGenomics, Inc.	182,022	0.1
7,296 (1)(2)	Neumora Therapeutics, Inc.	77,338	0.0
901 (1)	Neurogene, Inc.	20,597	0.0
1,275 (1)	NeuroPace, Inc.	14,267	0.0
3,388 (1)	Nevro Corp.	12,603	0.0
4,443 (1)(2)	Nkarta, Inc.	11,063	0.0
13,028 (1)(2)	Novavax, Inc.	104,745	0.1
9,161 (1)	Novocure Ltd.	272,998	0.1
5,876 (1)	Nurix Therapeutics, Inc.	110,704	0.1
2,968 (1)	Nuvalent, Inc. - Class A	232,335	0.1
15,994 (1)	Nuvation Bio, Inc.	42,544	0.0
22,824 (1)	Ocugen, Inc.	18,373	0.0
13,467 (1)	Ocular Therapeutix, Inc.	115,008	0.1
3,510 (1)	Olema Pharmaceuticals, Inc.	20,463	0.0
4,852 (1)(2)	Omeros Corp.	47,938	0.0
9,029 (1)	OmniAb, Inc.	31,963	0.0
3,937 (1)	Omnicell, Inc.	175,275	0.1
29,032 (1)	OPKO Health, Inc.	42,677	0.0
14,755 (1)	Option Care Health, Inc.	342,316	0.2
7,116 (1)	OraSure Technologies, Inc.	25,689	0.0
2,152 (1)	Orchestra BioMed Holdings, Inc.	8,608	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,598 (1)	Organogenesis Holdings, Inc.	$21,114	0.0
5,387 (1)	ORIC Pharmaceuticals, Inc.	43,473	0.0
3,014 (1)	Orthofix Medical, Inc.	52,624	0.0
1,475 (1)	OrthoPediatrics Corp.	34,190	0.0
6,601 (1)	Owens & Minor, Inc.	86,275	0.0
23,561 (1)(2)	Pacific Biosciences of California, Inc.	43,117	0.0
4,034 (1)	Pacira BioSciences, Inc.	76,001	0.0
3,426 (1)	PACS Group, Inc.	44,915	0.0
4,146 (1)(2)	Paragon 28, Inc.	42,828	0.0
6,837	Patterson Cos., Inc.	210,990	0.1
7,416 (1)	Pediatrix Medical Group, Inc.	97,298	0.1
2,562 (1)	Pennant Group, Inc.	67,944	0.0
1,723 (1)	PepGen, Inc.	6,530	0.0
4,719 (1)	Perspective Therapeutics, Inc.	15,054	0.0
3,269 (1)	Phathom Pharmaceuticals, Inc.	26,544	0.0
1,872	Phibro Animal Health Corp. - Class A	39,312	0.0
4,816 (1)	Phreesia, Inc.	121,171	0.1
5,006 (1)	Pliant Therapeutics, Inc.	65,929	0.0
6,092 (1)	Poseida Therapeutics, Inc.	58,483	0.0
1,492 (1)	Praxis Precision Medicines, Inc.	114,824	0.1
15,138 (1)	Precigen, Inc.	16,955	0.0
4,271 (1)	Prestige Consumer Healthcare, Inc.	333,522	0.2
5,081 (1)(2)	Prime Medicine, Inc.	14,837	0.0
8,839 (1)	Privia Health Group, Inc.	172,802	0.1
3,700 (1)	PROCEPT BioRobotics Corp.	297,924	0.1
6,952 (1)	Progyny, Inc.	119,922	0.1
9,344 (1)	ProKidney Corp.	15,791	0.0
5,024 (1)	Protagonist Therapeutics, Inc.	193,926	0.1
3,670 (1)	Prothena Corp. PLC	50,829	0.0
6,544 (1)	PTC Therapeutics, Inc.	295,396	0.1
3,480 (1)	Pulmonx Corp.	23,629	0.0
1,619 (1)(2)	Pulse Biosciences, Inc.	28,187	0.0
4,100 (1)	Puma Biotechnology, Inc.	12,505	0.0
4,147 (1)	Pyxis Oncology, Inc.	6,469	0.0
3,181 (1)	Quanterix Corp.	33,814	0.0
8,828 (1)(2)	Quantum-Si, Inc.	23,836	0.0
5,664 (1)	RadNet, Inc.	395,574	0.2
837 (1)(2)	Rapport Therapeutics, Inc.	14,848	0.0
21,276 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	143,826	0.1
4,049 (1)	REGENXBIO, Inc.	31,299	0.0

See Accompanying Notes to Financial Statements

 88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,283 (1)	Regulus Therapeutics, Inc.	$11,507	0.0
10,051 (1)	Relay Therapeutics, Inc.	41,410	0.0
10,055 (1)	Renovaro, Inc.	8,401	0.0
5,287 (1)	Replimune Group, Inc.	64,026	0.0
8,955 (1)	Revance Therapeutics, Inc.	27,223	0.0
14,234 (1)	Revolution Medicines, Inc.	622,595	0.3
4,712 (1)	Rhythm Pharmaceuticals, Inc.	263,778	0.1
1,519 (1)	Rigel Pharmaceuticals, Inc.	25,550	0.0
5,693 (1)	Rocket Pharmaceuticals, Inc.	71,561	0.0
3,082 (1)	RxSight, Inc.	105,959	0.1
4,823 (1)	Sage Therapeutics, Inc.	26,189	0.0
11,636 (1)(2)	Sana Biotechnology, Inc.	18,967	0.0
10,340 (1)	Savara, Inc.	31,744	0.0
6,573 (1)	Scholar Rock Holding Corp.	284,085	0.1
4,806 (1)	Schrodinger, Inc./ United States	92,708	0.0
9,326	Select Medical Holdings Corp.	175,795	0.1
410 (1)	Semler Scientific, Inc.	22,140	0.0
1,431 (1)	Septerna, Inc.	32,770	0.0
2,651 (1)	Sera Prognostics, Inc. - Class A	21,579	0.0
3,640 (1)	SI-BONE, Inc.	51,033	0.0
4,209	SIGA Technologies, Inc.	25,296	0.0
3,041 (1)	Sight Sciences, Inc.	11,069	0.0
1,425	Simulations Plus, Inc.	39,743	0.0
1,872 (1)	Skye Bioscience, Inc.	5,298	0.0
2,091 (1)	Soleno Therapeutics, Inc.	93,990	0.0
2,347 (1)	Solid Biosciences, Inc.	9,388	0.0
5,898 (1)	SpringWorks Therapeutics, Inc.	213,095	0.1
2,995 (1)	Spyre Therapeutics, Inc.	69,724	0.0
4,261 (1)	STAAR Surgical Co.	103,500	0.1
26,475 (1)	Standard BioTools, Inc.	46,331	0.0
3,115 (1)	Stoke Therapeutics, Inc.	34,358	0.0
7,819 (1)(2)	Summit Therapeutics, Inc.	139,530	0.1
4,360 (1)	Supernus Pharmaceuticals, Inc.	157,658	0.1
6,652 (1)	Surgery Partners, Inc.	140,823	0.1
1,147 (1)	Surmodics, Inc.	45,421	0.0
7,303 (1)	Sutro Biopharma, Inc.	13,438	0.0
7,014 (1)	Syndax Pharmaceuticals, Inc.	92,725	0.0
2,184 (1)	Tactile Systems Technology, Inc.	37,412	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,097 (1)	Talkspace, Inc.	$34,290	0.0
5,557 (1)	Tandem Diabetes Care, Inc.	200,163	0.1
4,217 (1)	Tango Therapeutics, Inc.	13,031	0.0
3,181 (1)	Tarsus Pharmaceuticals, Inc.	176,132	0.1
14,931 (1)	Taysha Gene Therapies, Inc.	25,831	0.0
14,592 (1)	Teladoc Health, Inc.	132,641	0.1
2,508 (1)(2)	Telomir Pharmaceuticals, Inc.	10,333	0.0
4,931 (1)(2)	Tenaya Therapeutics, Inc.	7,051	0.0
5,827 (1)	Terns Pharmaceuticals, Inc.	32,282	0.0
11,994 (1)	TG Therapeutics, Inc.	361,019	0.2
3,573 (1)	Theravance Biopharma, Inc.	33,622	0.0
1,862 (1)	Third Harmonic Bio, Inc.	19,160	0.0
2,019 (1)	Tourmaline Bio, Inc.	40,945	0.0
2,744 (1)	TransMedics Group, Inc.	171,088	0.1
6,344 (1)	Travere Therapeutics, Inc.	110,512	0.1
4,277 (1)	Treace Medical Concepts, Inc.	31,821	0.0
5,780 (1)(2)	Trevi Therapeutics, Inc.	23,814	0.0
3,586 (1)	TScan Therapeutics, Inc.	10,901	0.0
4,921 (1)	Twist Bioscience Corp.	228,679	0.1
1,786 (1)	Tyra Biosciences, Inc.	24,825	0.0
625 (1)	UFP Technologies, Inc.	152,819	0.1
1,326 (1)	Upstream Bio, Inc.	21,799	0.0
3,355 (1)	UroGen Pharma Ltd.	35,731	0.0
1,316	US Physical Therapy, Inc.	116,742	0.1
5,205 (1)	Vanda Pharmaceuticals, Inc.	24,932	0.0
3,405 (1)	Varex Imaging Corp.	49,679	0.0
10,428 (1)	Vaxcyte, Inc.	853,636	0.4
5,263 (1)	Ventyx Biosciences, Inc.	11,526	0.0
3,726 (1)	Vera Therapeutics, Inc.	157,573	0.1
6,587 (1)	Veracyte, Inc.	260,845	0.1
3,374 (1)	Verastem, Inc.	17,444	0.0
4,171 (1)	Vericel Corp.	229,030	0.1
6,243 (1)	Verve Therapeutics, Inc.	35,211	0.0
3,504 (1)	Viemed Healthcare, Inc.	28,102	0.0
7,790 (1)	Vir Biotechnology, Inc.	57,179	0.0
6,094 (1)	Viridian Therapeutics, Inc.	116,822	0.1
4,170 (1)	Voyager Therapeutics, Inc.	23,644	0.0
7,760 (1)	WaVe Life Sciences Ltd.	95,991	0.1

See Accompanying Notes to Financial Statements

 89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,729 (1)	Waystar Holding Corp.	$136,854	0.1
18,580 (1)	X4 Pharmaceuticals, Inc.	13,630	0.0
2,117 (1)	XBiotech, Inc.	8,362	0.0
5,523 (1)	Xencor, Inc.	126,919	0.1
12,548 (1)	Xeris Biopharma Holdings, Inc.	42,538	0.0
827 (1)	XOMA Corp.	21,734	0.0
3,286 (1)	Y-mAbs Therapeutics, Inc.	25,729	0.0
1,194 (1)	Zenas Biopharma, Inc.	9,779	0.0
5,102 (1)	Zentalis Pharmaceuticals, Inc.	15,459	0.0
4,358 (1)	Zevra Therapeutics, Inc.	36,346	0.0
2,450 (1)	Zimvie, Inc.	34,177	0.0
4,064 (1)	Zura Bio Ltd.	10,160	0.0
4,892 (1)	Zymeworks, Inc.	71,619	0.0
1,709 (1)(2)	Zynex, Inc.	13,689	0.0
		37,377,156	15.8
	Industrials: 16.8%
11,136 (1)	3D Systems Corp.	36,526	0.0
2,967 (1)	AAR Corp.	181,818	0.1
5,398	ABM Industries, Inc.	276,270	0.1
8,493	ACCO Brands Corp.	44,588	0.0
12,656 (1)	ACV Auctions, Inc. - Class A	273,370	0.1
2,313 (1)	AeroVironment, Inc.	355,948	0.2
3,384 (1)	AerSale Corp.	21,319	0.0
4,431 (1)	Air Transport Services Group, Inc.	97,393	0.1
892	Alamo Group, Inc.	165,832	0.1
2,679	Albany International Corp. - Class A	214,240	0.1
35,969	Alight, Inc. - Class A	248,905	0.1
1,336	Allegiant Travel Co.	125,744	0.1
1,364	Allient, Inc.	33,118	0.0
2,582	Alta Equipment Group, Inc.	16,886	0.0
2,809 (1)	Ameresco, Inc. - Class A	65,955	0.0
3,011 (1)	American Superconductor Corp.	74,161	0.0
1,350 (1)	American Woodmark Corp.	107,365	0.1
1,890	Apogee Enterprises, Inc.	134,965	0.1
3,243	Applied Industrial Technologies, Inc.	776,601	0.3
2,013	ArcBest Corp.	187,853	0.1
20,033 (1)	Archer Aviation, Inc. - Class A	195,322	0.1
4,144	Arcosa, Inc.	400,891	0.2
1,068	Argan, Inc.	146,359	0.1
2,344	Aris Water Solutions, Inc. - Class A	56,139	0.0
13,166 (1)	Array Technologies, Inc.	79,523	0.0
3,678 (1)	ASGN, Inc.	306,524	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,076	Astec Industries, Inc.	$69,754	0.0
2,593 (1)	Astronics Corp.	41,384	0.0
2,460 (1)	Asure Software, Inc.	23,149	0.0
3,044	Atkore, Inc.	254,022	0.1
2,513	AZZ, Inc.	205,865	0.1
3,972	Barnes Group, Inc.	187,717	0.1
2,356	Barrett Business Services, Inc.	102,345	0.1
5,265 (1)	Beacon Roofing Supply, Inc.	534,819	0.2
1,935 (1)	BlackSky Technology, Inc.	20,879	0.0
5,511 (1)	Blade Air Mobility, Inc.	23,422	0.0
8,390 (1)(2)	Blink Charging Co.	11,662	0.0
17,096 (1)(2)	Bloom Energy Corp. - Class A	379,702	0.2
2,755 (1)	Blue Bird Corp.	106,426	0.1
754 (1)	BlueLinx Holdings, Inc.	77,029	0.0
3,325	Boise Cascade Co.	395,209	0.2
1,263 (1)	Bowman Consulting Group Ltd.	31,512	0.0
5,096 (1)	BrightView Holdings, Inc.	81,485	0.0
3,778	Brink’s Co.	350,485	0.2
2,629	Brookfield Business Corp. - Class A	63,780	0.0
1,520 (1)	Byrna Technologies, Inc.	43,791	0.0
2,293	Cadre Holdings, Inc.	74,064	0.0
5,269 (1)	Casella Waste Systems, Inc. - Class A	557,513	0.2
4,125 (1)	CBIZ, Inc.	337,549	0.2
2,560 (1)	CECO Environmental Corp.	77,389	0.0
1,256 (1)	Centuri Holdings, Inc.	24,253	0.0
33,365 (1)(2)	ChargePoint Holdings, Inc.	35,701	0.0
3,661 (1)	Chart Industries, Inc.	698,665	0.3
1,486 (1)	Cimpress PLC	106,576	0.1
2,521	Columbus McKinnon Corp.	93,882	0.1
2,882 (1)	Concrete Pumping Holdings, Inc.	19,194	0.0
13,786 (1)	Conduent, Inc.	55,695	0.0
3,691 (1)	Construction Partners, Inc. - Class A	326,506	0.1
9,323 (1)	CoreCivic, Inc.	202,682	0.1
3,927	Costamare, Inc.	50,462	0.0
827	Covenant Logistics Group, Inc.	45,080	0.0
587	CRA International, Inc.	109,886	0.1
1,418	CSW Industrials, Inc.	500,270	0.2
4,958 (1)	Custom Truck One Source, Inc.	23,848	0.0
3,873	Deluxe Corp.	87,491	0.0
1,127 (1)	Distribution Solutions Group, Inc.	38,769	0.0
2,109	Douglas Dynamics, Inc.	49,836	0.0

See Accompanying Notes to Financial Statements

 90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,257 (1)	Driven Brands Holdings, Inc.	$84,848	0.0
1,238 (1)	Ducommun, Inc.	78,811	0.0
1,092 (1)	DXP Enterprises, Inc.	90,221	0.0
2,436 (1)	Dycom Industries, Inc.	424,010	0.2
5,009 (1)	Energy Recovery, Inc.	73,632	0.0
8,984 (1)	Energy Vault Holdings, Inc.	20,484	0.0
4,717	Enerpac Tool Group Corp.	193,822	0.1
3,431	EnerSys	317,127	0.1
2,405	Ennis, Inc.	50,721	0.0
13,685 (1)(2)	Enovix Corp.	148,756	0.1
1,777	EnPro Industries, Inc.	306,444	0.1
7,038 (1)	Enviri Corp.	54,193	0.0
2,234	ESCO Technologies, Inc.	297,591	0.1
3,854 (1)	Eve Holding, Inc.	20,966	0.0
4,346	Exponent, Inc.	387,229	0.2
5,111	Federal Signal Corp.	472,205	0.2
5,246 (1)	First Advantage Corp.	98,258	0.1
7,078 (1)	FiscalNote Holdings, Inc.	7,573	0.0
5,239 (1)	Fluence Energy, Inc.	83,195	0.0
14,546 (1)	Fluor Corp.	717,409	0.3
1,365 (1)	Forrester Research, Inc.	21,390	0.0
2,156 (1)	Forward Air Corp.	69,531	0.0
1,188 (1)	Franklin Covey Co.	44,645	0.0
3,866	Franklin Electric Co., Inc.	376,742	0.2
9,845 (1)	Freyr Battery, Inc.	25,400	0.0
3,747 (1)(2)	Frontier Group Holdings, Inc.	26,641	0.0
8,670	FTAI Aviation Ltd.	1,248,827	0.5
8,763	FTAI Infrastructure, Inc.	63,619	0.0
1,491 (1)(2)	FuelCell Energy, Inc.	13,479	0.0
3,050	GATX Corp.	472,628	0.2
3,427	Genco Shipping & Trading Ltd.	47,772	0.0
10,670 (1)	GEO Group, Inc.	298,547	0.1
2,677 (1)	Gibraltar Industries, Inc.	157,675	0.1
1,364	Global Industrial Co.	33,814	0.0
3,366 (1)	GMS, Inc.	285,538	0.1
10,101	Golden Ocean Group Ltd.	90,505	0.0
2,025	Gorman-Rupp Co.	76,788	0.0
22,629 (1)	GrafTech International Ltd.	39,148	0.0
977 (1)	Graham Corp.	43,447	0.0
3,733	Granite Construction, Inc.	327,421	0.1
5,883 (1)	Great Lakes Dredge & Dock Corp.	66,419	0.0
2,617	Greenbrier Cos., Inc.	159,611	0.1
3,184	Griffon Corp.	226,924	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,762	H&E Equipment Services, Inc.	$135,228	0.1
6,662 (1)	Healthcare Services Group, Inc.	77,379	0.0
4,464	Heartland Express, Inc.	50,086	0.0
1,823	Heidrick & Struggles International, Inc.	80,777	0.0
2,911	Helios Technologies, Inc.	129,947	0.1
2,399	Herc Holdings, Inc.	454,203	0.2
10,691 (1)(2)	Hertz Global Holdings, Inc.	39,129	0.0
6,088	Hillenbrand, Inc.	187,389	0.1
17,282 (1)	Hillman Solutions Corp.	168,327	0.1
3,164	Himalaya Shipping Ltd.	15,377	0.0
4,044	HNI Corp.	203,696	0.1
5,172	Hub Group, Inc. - Class A	230,464	0.1
4,316 (1)	Hudson Technologies, Inc.	24,083	0.0
1,539 (1)	Huron Consulting Group, Inc.	191,236	0.1
12,344 (1)	Hyliion Holdings Corp.	32,218	0.0
1,037	Hyster-Yale Materials Handling, Inc.	52,814	0.0
1,614	ICF International, Inc.	192,405	0.1
709 (1)	IES Holdings, Inc.	142,481	0.1
2,331 (1)	Innodata, Inc.	92,121	0.1
3,049	Insperity, Inc.	236,328	0.1
1,770	Insteel Industries, Inc.	47,808	0.0
4,978	Interface, Inc.	121,214	0.1
2,440 (1)	Intuitive Machines, Inc.	44,310	0.0
12,307 (1)	Janus International Group, Inc.	90,456	0.0
7,578 (1)	JELD-WEN Holding, Inc.	62,064	0.0
26,800 (1)	JetBlue Airways Corp.	210,648	0.1
36,325 (1)(2)	Joby Aviation, Inc.	295,322	0.1
4,005	John Bean Technologies Corp.	509,035	0.2
1,001	Kadant, Inc.	345,335	0.2
2,994	Kelly Services, Inc. - Class A	41,736	0.0
6,573	Kennametal, Inc.	157,883	0.1
1,559	Kforce, Inc.	88,395	0.0
4,451	Korn Ferry	300,220	0.1
12,723 (1)	Kratos Defense & Security Solutions, Inc.	335,633	0.2
10,361 (1)	LanzaTech Global, Inc.	14,195	0.0
11,159 (1)	Legalzoom.com, Inc.	83,804	0.0
6,385 (1)	Leonardo DRS, Inc.	206,299	0.1
887 (1)	Limbach Holdings, Inc.	75,874	0.0
958	Lindsay Corp.	113,341	0.1
1,956 (1)	Liquidity Services, Inc.	63,159	0.0
2,697	LSI Industries, Inc.	52,376	0.0
2,605	Luxfer Holdings PLC	34,099	0.0
3,325 (1)	Manitowoc Co., Inc.	30,357	0.0

See Accompanying Notes to Financial Statements

 91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,332	Marten Transport Ltd.	$83,233	0.0
11,022 (1)	Masterbrand, Inc.	161,031	0.1
2,497 (1)	Matrix Service Co.	29,889	0.0
2,844	Matson, Inc.	383,485	0.2
2,636	Matthews International Corp. - Class A	72,964	0.0
1,295 (1)	Mayville Engineering Co., Inc.	20,357	0.0
2,098	McGrath RentCorp	234,598	0.1
4,533 (1)	Mercury Systems, Inc.	190,386	0.1
1,003	Miller Industries, Inc.	65,556	0.0
6,013	MillerKnoll, Inc.	135,834	0.1
2,742 (1)	Montrose Environmental Group, Inc.	50,864	0.0
2,436	Moog, Inc. - Class A	479,502	0.2
7,383 (1)	MRC Global, Inc.	94,355	0.1
9,505	Mueller Industries, Inc.	754,317	0.3
13,324	Mueller Water Products, Inc. - Class A	299,790	0.1
1,375 (1)	MYR Group, Inc.	204,559	0.1
368 (1)(2)	NANO Nuclear Energy, Inc.	9,161	0.0
533	National Presto Industries, Inc.	52,458	0.0
1,945 (1)	Net Power, Inc.	20,598	0.0
12,309 (1)	Nextracker, Inc. - Class A	449,648	0.2
4,794 (1)	NN, Inc.	15,676	0.0
951 (1)	Northwest Pipe Co.	45,895	0.0
9,141 (1)	NOW, Inc.	118,924	0.1
7,173 (1)	NuScale Power Corp.	128,612	0.1
5,020 (1)	NV5 Global, Inc.	94,577	0.1
9,267 (1)	OPENLANE, Inc.	183,857	0.1
2,814 (1)	Orion Group Holdings, Inc.	20,627	0.0
2,058	Park Aerospace Corp.	30,150	0.0
998	Park-Ohio Holdings Corp.	26,217	0.0
7,667 (1)	Performant Financial Corp.	23,154	0.0
1,358 (1)	Perma-Fix Environmental Services, Inc.	15,033	0.0
13,825	Pitney Bowes, Inc.	100,093	0.1
18,645 (1)	Planet Labs PBC	75,326	0.0
67,123 (1)(2)	Plug Power, Inc.	142,972	0.1
803	Powell Industries, Inc.	177,985	0.1
263	Preformed Line Products Co.	33,609	0.0
4,572	Primoris Services Corp.	349,301	0.2
2,246 (1)	Proto Labs, Inc.	87,796	0.0
2,972	Quad/Graphics, Inc.	20,715	0.0
3,884	Quanex Building Products Corp.	94,148	0.1
4,200 (1)	Radiant Logistics, Inc.	28,140	0.0
2,032 (1)(2)	Redwire Corp.	33,447	0.0
12,443 (1)	Resideo Technologies, Inc.	286,811	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,244	Resources Connection, Inc.	$27,671	0.0
4,444	REV Group, Inc.	141,630	0.1
29,762 (1)	Rocket Lab USA, Inc.	758,038	0.3
5,669	Rush Enterprises, Inc. - Class A	310,604	0.1
215	Rush Enterprises, Inc. - Class B	11,705	0.0
12,611 (1)	RXO, Inc.	300,646	0.1
14,765 (1)	Shoals Technologies Group, Inc. - Class A	81,650	0.0
3,102	Shyft Group, Inc.	36,417	0.0
3,362 (1)	SkyWest, Inc.	336,637	0.2
1,968 (1)(2)	Spire Global, Inc.	27,690	0.0
3,846 (1)	SPX Technologies, Inc.	559,670	0.2
1,023	Standex International Corp.	191,291	0.1
8,122	Steelcase, Inc. - Class A	96,002	0.1
17,143 (1)	Stem, Inc.	10,337	0.0
2,545 (1)	Sterling Infrastructure, Inc.	428,705	0.2
3,533 (1)	Sun Country Airlines Holdings, Inc.	51,511	0.0
18,758 (1)	Sunrun, Inc.	173,511	0.1
269 (1)	Taylor Devices, Inc.	11,196	0.0
1,934	Tecnoglass, Inc.	153,405	0.1
1,646	Tennant Co.	134,198	0.1
5,660	Terex Corp.	261,605	0.1
3,004 (1)	Thermon Group Holdings, Inc.	86,425	0.0
4,753 (1)	Titan International, Inc.	32,273	0.0
2,074 (1)	Titan Machinery, Inc.	29,306	0.0
4,590 (1)(2)	TPI Composites, Inc.	8,675	0.0
795 (1)	Transcat, Inc.	84,063	0.0
2,705	TriNet Group, Inc.	245,533	0.1
7,057	Trinity Industries, Inc.	247,701	0.1
6,340 (1)	Triumph Group, Inc.	118,304	0.1
3,280 (1)	TrueBlue, Inc.	27,552	0.0
3,753 (1)	Tutor Perini Corp.	90,823	0.0
5,120	UFP Industries, Inc.	576,768	0.3
1,297	UniFirst Corp.	221,904	0.1
694	Universal Logistics Holdings, Inc.	31,882	0.0
10,722 (1)	Upwork, Inc.	175,305	0.1
1,076 (1)	V2X, Inc.	51,465	0.0
14,089 (1)	Verra Mobility Corp.	340,672	0.2
1,809 (1)	Viad Corp.	76,901	0.0
1,978 (1)	Vicor Corp.	95,577	0.1
996	Virco Mfg. Corp.	10,209	0.0
1,998 (1)(2)	Virgin Galactic Holdings, Inc.	11,748	0.0
1,366	VSE Corp.	129,907	0.1
3,798	Wabash National Corp.	65,060	0.0
2,326	Watts Water Technologies, Inc. - Class A	472,876	0.2
5,241	Werner Enterprises, Inc.	188,257	0.1

See Accompanying Notes to Financial Statements

 92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,977 (1)	Wheels Up Experience, Inc.	$13,162	0.0
1,131 (1)	Willdan Group, Inc.	43,080	0.0
255	Willis Lease Finance Corp.	52,925	0.0
3,676 (1)	WNS Holdings Ltd.	174,206	0.1
3,635 (1)	Xometry, Inc. - Class A	155,069	0.1
12,183	Zurn Elkay Water Solutions Corp.	454,426	0.2
		39,688,443	16.8
	Information Technology: 13.9%
11,539 (1)	8x8, Inc.	30,809	0.0
6,283	A10 Networks, Inc.	115,607	0.1
9,014 (1)	ACI Worldwide, Inc.	467,917	0.2
4,379 (1)	ACM Research, Inc. - Class A	66,123	0.0
9,407	Adeia, Inc.	131,510	0.1
6,932 (1)	ADTRAN Holdings, Inc.	57,744	0.0
3,196	Advanced Energy Industries, Inc.	369,553	0.2
2,409 (1)	Aehr Test Systems	40,062	0.0
1,924 (1)	Agilysys, Inc.	253,410	0.1
4,062 (1)	Alarm.com Holdings, Inc.	246,970	0.1
4,512 (1)	Alkami Technology, Inc.	165,500	0.1
2,051 (1)	Alpha & Omega Semiconductor Ltd.	75,949	0.0
4,618 (1)	Altair Engineering, Inc. - Class A	503,870	0.2
3,241 (1)	Ambarella, Inc.	235,750	0.1
3,199	American Software, Inc. - Class A	35,445	0.0
6,966 (1)	Amplitude, Inc. - Class A	73,491	0.0
3,472 (1)	Appian Corp. - Class A	114,507	0.1
16,164 (1)	Applied Digital Corp.	123,493	0.1
3,414 (1)	Applied Optoelectronics, Inc.	125,840	0.1
8,267 (1)	Arlo Technologies, Inc.	92,508	0.0
2,673 (1)	Arteris, Inc.	27,238	0.0
6,955 (1)	Asana, Inc. - Class A	140,978	0.1
636 (1)	AudioEye, Inc.	9,674	0.0
81,601 (1)	Aurora Innovation, Inc.	514,086	0.2
11,018 (1)	AvePoint, Inc.	181,907	0.1
1,129 (1)	Aviat Networks, Inc.	20,446	0.0
2,741 (1)	Axcelis Technologies, Inc.	191,514	0.1
3,669 (1)	Backblaze, Inc. - Class A	22,087	0.0
2,504	Badger Meter, Inc.	531,148	0.2
1,095	Bel Fuse, Inc. - Class B	90,305	0.0
3,461	Belden, Inc.	389,743	0.2
3,120	Benchmark Electronics, Inc.	141,648	0.1
8,878 (1)(2)	BigBear.ai Holdings, Inc.	39,507	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,221 (1)	BigCommerce Holdings, Inc.	$38,073	0.0
10,246 (1)(2)	Bit Digital, Inc.	30,021	0.0
3,481 (1)	Blackbaud, Inc.	257,316	0.1
4,867 (1)	Blackline, Inc.	295,719	0.1
20,002 (1)	Blend Labs, Inc. - Class A	84,208	0.0
11,890 (1)	Box, Inc. - Class A	375,724	0.2
5,625 (1)	Braze, Inc. - Class A	235,575	0.1
9,101 (1)	C3.ai, Inc. - Class A	313,347	0.1
5,042 (1)	Calix, Inc.	175,815	0.1
3,564 (1)	Cerence, Inc.	27,977	0.0
2,069 (1)	CEVA, Inc.	65,277	0.0
16,897 (1)	Cipher Mining, Inc.	78,402	0.0
20,951 (1)(2)	Cleanspark, Inc.	192,959	0.1
7,532	Clear Secure, Inc. - Class A	200,652	0.1
1,098 (1)	Clearfield, Inc.	34,038	0.0
15,217 (1)	Clearwater Analytics Holdings, Inc. - Class A	418,772	0.2
377	Climb Global Solutions, Inc.	47,785	0.0
4,103 (1)	Cohu, Inc.	109,550	0.1
18,160 (1)	CommScope Holding Co., Inc.	94,614	0.0
3,713 (1)	CommVault Systems, Inc.	560,329	0.2
2,108	CompoSecure, Inc. - Class A	32,316	0.0
1,637 (1)	Consensus Cloud Solutions, Inc.	39,059	0.0
15,331 (1)	Core Scientific, Inc.	215,401	0.1
4,050 (1)	Corsair Gaming, Inc.	26,770	0.0
3,419 (1)	Couchbase, Inc.	53,302	0.0
487 (1)	CPI Card Group, Inc.	14,556	0.0
11,810 (1)	Credo Technology Group Holding Ltd.	793,750	0.3
3,519 (1)	CS Disco, Inc.	17,560	0.0
2,568	CSG Systems International, Inc.	131,250	0.1
2,670	CTS Corp.	140,789	0.1
3,307 (1)	Daktronics, Inc.	55,756	0.0
675 (1)	Dave, Inc.	58,671	0.0
2,194 (1)	Diebold Nixdorf, Inc.	94,430	0.0
3,134 (1)	Digi International, Inc.	94,741	0.0
1,379 (1)	Digimarc Corp.	51,644	0.0
7,912 (1)	Digital Turbine, Inc.	13,371	0.0
5,618 (1)	DigitalOcean Holdings, Inc.	191,405	0.1
3,927 (1)	Diodes, Inc.	242,178	0.1
3,206 (1)	Domo, Inc. - Class B	22,698	0.0
8,359 (1)(2)	D-Wave Quantum, Inc.	70,216	0.0
18,120 (1)	E2open Parent Holdings, Inc.	48,199	0.0
5,063 (1)	Eastman Kodak Co.	33,264	0.0
4,615 (1)	Enfusion, Inc. - Class A	47,534	0.0
2,278 (1)	ePlus, Inc.	168,299	0.1
2,702 (1)	EverCommerce, Inc.	29,749	0.0
5,589	EVERTEC, Inc.	192,988	0.1

See Accompanying Notes to Financial Statements

 93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,431 (1)	Evolv Technologies Holdings, Inc.	$45,152	0.0
13,414 (1)	ExlService Holdings, Inc.	595,313	0.3
10,788 (1)	Extreme Networks, Inc.	180,591	0.1
3,107 (1)	Fannie Mae	683,167	0.3
1,744 (1)	FARO Technologies, Inc.	44,228	0.0
11,126 (1)	Fastly, Inc. - Class A	105,029	0.1
6,577 (1)	FormFactor, Inc.	289,388	0.1
17,715 (1)	Freshworks, Inc. - Class A	286,452	0.1
5,062 (1)	Grid Dynamics Holdings, Inc.	112,579	0.1
2,382	Hackett Group, Inc.	73,175	0.0
9,493 (1)	Harmonic, Inc.	125,592	0.1
6,959 (1)	Hut 8 Corp.	142,590	0.1
2,094 (1)	I3 Verticals, Inc. - Class A	48,246	0.0
2,891 (1)	Ichor Holdings Ltd.	93,148	0.0
2,741	Immersion Corp.	23,929	0.0
1,966 (1)	Impinj, Inc.	285,581	0.1
14,171 (1)	indie Semiconductor, Inc. - Class A	57,393	0.0
14,887 (1)(2)	Infinera Corp.	97,808	0.0
2,309 (1)	Insight Enterprises, Inc.	351,199	0.2
4,282 (1)	Intapp, Inc.	274,433	0.1
2,151 (2)	InterDigital, Inc.	416,692	0.2
17,109 (1)(2)	IonQ, Inc.	714,643	0.3
3,848 (1)	Itron, Inc.	417,816	0.2
7,203 (1)	Jamf Holding Corp.	101,202	0.0
9,528 (1)	Kaltura, Inc.	20,962	0.0
2,507 (1)	Kimball Electronics, Inc.	46,956	0.0
7,590 (1)	Knowles Corp.	151,269	0.1
4,569	Kulicke & Soffa Industries, Inc.	213,190	0.1
676 (1)	Life360, Inc.	27,898	0.0
10,816 (1)(2)	Lightwave Logic, Inc.	22,714	0.0
5,709 (1)	LiveRamp Holdings, Inc.	173,382	0.1
24,110 (1)(2)	Marathon Digital Holdings, Inc.	404,325	0.2
23,033 (1)	Matterport, Inc.	109,176	0.1
5,078	Maximus, Inc.	379,073	0.2
6,877 (1)	MaxLinear, Inc.	136,027	0.1
2,435 (1)	MeridianLink, Inc.	50,283	0.0
3,201	Methode Electronics, Inc.	37,740	0.0
19,481 (1)(2)	MicroVision, Inc.	25,520	0.0
17,210 (1)	Mirion Technologies, Inc.	300,314	0.1
3,998 (1)	Mitek Systems, Inc.	44,498	0.0
6,384 (1)	N-able, Inc.	59,627	0.0
3,023	Napco Security Technologies, Inc.	107,498	0.1
11,236 (1)(2)	Navitas Semiconductor Corp.	40,113	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,248 (1)	NCR Atleos Corp.	$211,932	0.1
12,530 (1)	NCR Corp.	173,415	0.1
2,492 (1)	NETGEAR, Inc.	69,452	0.0
5,992 (1)	NetScout Systems, Inc.	129,787	0.1
6,536 (1)	NextNav, Inc.	101,700	0.0
4,183 (1)	nLight, Inc.	43,880	0.0
3,067 (1)	Novanta, Inc.	468,546	0.2
490	NVE Corp.	39,901	0.0
9,375 (1)	Olo, Inc. - Class A	72,000	0.0
3,347 (1)	OneSpan, Inc.	62,053	0.0
1,362 (1)	OSI Systems, Inc.	228,040	0.1
3,753 (1)	Ouster, Inc.	45,862	0.0
3,202 (1)	Pagaya Technologies Ltd. - Class A	29,747	0.0
7,816 (1)	PagerDuty, Inc.	142,720	0.1
2,896 (1)	PAR Technology Corp.	210,452	0.1
1,056	PC Connection, Inc.	73,149	0.0
2,822 (1)	PDF Solutions, Inc.	76,420	0.0
5,245 (1)	Photronics, Inc.	123,572	0.1
2,306 (1)	Plexus Corp.	360,843	0.2
6,823 (1)	Porch Group, Inc.	33,569	0.0
4,847	Power Integrations, Inc.	299,060	0.1
8,328 (1)	Powerfleet, Inc. NJ	55,464	0.0
3,587	Progress Software Corp.	233,693	0.1
3,997 (1)	PROS Holdings, Inc.	87,774	0.0
5,017 (1)	Q2 Holdings, Inc.	504,961	0.2
3,149 (1)	Qualys, Inc.	441,553	0.2
6,231 (1)	Rackspace Technology, Inc.	13,770	0.0
9,076 (1)	Rambus, Inc.	479,757	0.2
5,268 (1)	Rapid7, Inc.	211,932	0.1
1,048 (1)	Red Violet, Inc.	37,938	0.0
8,048 (1)	Repay Holdings Corp.	61,406	0.0
9,026 (1)	Ribbon Communications, Inc.	37,548	0.0
13,349 (1)(2)	Rigetti Computing, Inc.	203,706	0.1
5,993 (1)	Rimini Street, Inc.	16,001	0.0
24,271 (1)	Riot Platforms, Inc.	247,807	0.1
1,630 (1)	Rogers Corp.	165,624	0.1
32,447 (1)	Sabre Corp.	118,432	0.1
4,577 (1)	Sanmina Corp.	346,342	0.2
2,744	Sapiens International Corp. NV	73,731	0.0
2,089 (1)	ScanSource, Inc.	99,123	0.0
3,249 (1)	SEMrush Holdings, Inc. - Class A	38,598	0.0
6,225 (1)	Semtech Corp.	385,016	0.2
2,738 (1)	Silicon Laboratories, Inc.	340,114	0.2
1,579 (1)	SiTime Corp.	338,743	0.2
2,492 (1)	SkyWater Technology, Inc.	34,390	0.0
4,462 (1)	SMART Global Holdings, Inc.	85,626	0.0
17,907 (1)	SmartRent, Inc.	31,337	0.0
4,815	SolarWinds Corp.	68,614	0.0

See Accompanying Notes to Financial Statements

 94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
26,237 (1)(2)	SoundHound AI, Inc. - Class A	$520,542	0.2
10,171 (1)	Sprinklr, Inc. - Class A	85,945	0.0
4,266 (1)	Sprout Social, Inc. - Class A	131,009	0.1
3,187 (1)	SPS Commerce, Inc.	586,376	0.3
3,336 (1)	Synaptics, Inc.	254,603	0.1
5,070 (1)	Telos Corp.	17,339	0.0
10,046 (1)	Tenable Holdings, Inc.	395,611	0.2
22,527 (1)	Terawulf, Inc.	127,503	0.1
8,646 (1)	TTM Technologies, Inc.	213,988	0.1
883 (1)	Tucows, Inc. - Class A	15,135	0.0
1,570 (1)	Turtle Beach Corp.	27,177	0.0
3,727 (1)	Ultra Clean Holdings, Inc.	133,986	0.1
5,801 (1)	Unisys Corp.	36,720	0.0
9,366 (1)	Varonis Systems, Inc.	416,131	0.2
4,759 (1)	Veeco Instruments, Inc.	127,541	0.1
5,250 (1)	Verint Systems, Inc.	144,112	0.1
4,626 (1)	Vertex, Inc. - Class A	246,797	0.1
1,352 (1)	Viant Technology, Inc. - Class A	25,674	0.0
10,659 (1)(2)	Viasat, Inc.	90,708	0.0
19,000 (1)	Viavi Solutions, Inc.	191,900	0.1
10,734	Vishay Intertechnology, Inc.	181,834	0.1
1,323 (1)	Vishay Precision Group, Inc.	31,051	0.0
3,473 (1)	Weave Communications, Inc.	55,290	0.0
7,800 (1)	WM Technology, Inc.	10,764	0.0
4,315 (1)	Workiva, Inc.	472,492	0.2
9,778	Xerox Holdings Corp.	82,429	0.0
4,056 (1)	Xperi, Inc.	41,655	0.0
9,295 (1)	Yext, Inc.	59,116	0.0
15,239 (1)	Zeta Global Holdings Corp. - Class A	274,150	0.1
11,921 (1)	Zuora, Inc. - Class A	118,256	0.1
		32,929,233	13.9
	Materials: 4.2%
2,362	AdvanSix, Inc.	67,293	0.0
934 (1)	Alpha Metallurgical Resources, Inc.	186,912	0.1
2,697	American Vanguard Corp.	12,487	0.0
92,453 (1)	Arcadium Lithium PLC	474,284	0.2
1,488	Arch Resources, Inc.	210,135	0.1
12,849	Ardagh Metal Packaging SA	38,675	0.0
2,379 (1)	Arq, Inc.	18,009	0.0
4,380 (1)(2)	ASP Isotopes, Inc.	19,841	0.0
4,984 (1)	Aspen Aerogels, Inc.	59,210	0.0
7,689	Avient Corp.	314,173	0.1
2,771	Balchem Corp.	451,659	0.2
4,547	Cabot Corp.	415,187	0.2
1,665	Caledonia Mining Corp. PLC	15,668	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
4,067	Carpenter Technology Corp.	$690,211	0.3
4,563 (1)	Century Aluminum Co.	83,138	0.0
1,464 (1)	Clearwater Paper Corp.	43,583	0.0
33,854 (1)	Coeur Mining, Inc.	193,645	0.1
9,671	Commercial Metals Co.	479,682	0.2
3,006	Compass Minerals International, Inc.	33,817	0.0
11,126 (1)	Constellium SE	114,264	0.1
984 (1)	Contango ORE, Inc.	9,860	0.0
7,149 (1)	Dakota Gold Corp.	15,728	0.0
10,201 (1)	Ecovyst, Inc.	77,936	0.0
2,540	Greif, Inc. - Class A	155,245	0.1
1,674	Hawkins, Inc.	205,350	0.1
4,637	HB Fuller Co.	312,905	0.1
50,207	Hecla Mining Co.	246,516	0.1
27,396 (1)	i-80 Gold Corp.	13,287	0.0
3,141 (1)	Ingevity Corp.	127,996	0.1
2,141	Innospec, Inc.	235,638	0.1
1,081 (1)	Intrepid Potash, Inc.	23,695	0.0
7,310 (1)(2)	Ivanhoe Electric, Inc. / US	55,190	0.0
1,375	Kaiser Aluminum Corp.	96,621	0.1
4,823 (1)	Knife River Corp.	490,210	0.2
1,778	Koppers Holdings, Inc.	57,607	0.0
2,247	Kronos Worldwide, Inc.	21,908	0.0
3,466 (1)	Lifezone Metals Ltd.	24,089	0.0
5,135 (1)	LSB Industries, Inc.	38,975	0.0
1,787	Materion Corp.	176,699	0.1
4,733	Mativ Holdings, Inc.	51,590	0.0
4,850 (1)	Metals Acquisition Ltd. - Class A	51,507	0.0
2,760	Minerals Technologies, Inc.	210,340	0.1
3,352	Myers Industries, Inc.	37,006	0.0
21,518 (1)	Novagold Resources, Inc.	71,655	0.0
13,262 (1)	O-I Glass, Inc.	143,760	0.1
895	Olympic Steel, Inc.	29,365	0.0
5,039	Orion SA	79,566	0.0
3,530	Pactiv Evergreen, Inc.	61,669	0.0
11,809 (1)	Perimeter Solutions, Inc.	150,919	0.1
3,428 (1)	Perpetua Resources Corp.	36,577	0.0
1,601 (1)(2)	Piedmont Lithium, Inc.	13,993	0.0
10,620 (1)(2)	PureCycle Technologies, Inc.	108,855	0.1
1,187	Quaker Chemical Corp.	167,082	0.1
2,550	Ramaco Resources, Inc. - Class A	26,163	0.0
4,050 (1)	Ranpak Holdings Corp.	27,864	0.0
5,652 (1)	Rayonier Advanced Materials, Inc.	46,629	0.0
2,382	Ryerson Holding Corp.	44,091	0.0

See Accompanying Notes to Financial Statements

 95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,348	Schnitzer Steel Industries, Inc. - Class A	$35,737	0.0
3,631	Sensient Technologies Corp.	258,745	0.1
428 (1)(2)	Smith-Midland Corp.	19,029	0.0
17,602 (1)	SSR Mining, Inc.	122,510	0.1
1,868	Stepan Co.	120,860	0.1
10,182 (1)	Summit Materials, Inc. - Class A	515,209	0.2
7,279	SunCoke Energy, Inc.	77,885	0.0
2,976	Sylvamo Corp.	235,163	0.1
3,915 (1)	TimkenSteel Corp.	55,319	0.0
3,505	TriMas Corp.	86,188	0.0
10,235	Tronox Holdings PLC	103,066	0.1
921	United States Lime & Minerals, Inc.	122,253	0.1
782 (1)	Universal Stainless & Alloy Products, Inc.	34,431	0.0
4,424	Warrior Met Coal, Inc.	239,958	0.1
2,784	Worthington Industries, Inc.	111,666	0.1
2,833	Worthington Steel, Inc.	90,146	0.1
		9,894,124	4.2
	Real Estate: 5.9%
8,792	Acadia Realty Trust	212,415	0.1
6,598	Alexander & Baldwin, Inc.	117,049	0.1
217	Alexander’s, Inc.	43,413	0.0
4,412	American Assets Trust, Inc.	115,859	0.1
12,112	American Healthcare REIT, Inc.	344,223	0.2
8,868 (1)	Anywhere Real Estate, Inc.	29,264	0.0
12,507 (1)	Apartment Investment and Management Co. - Class A	113,689	0.1
19,374	Apple Hospitality REIT, Inc.	297,391	0.1
5,928	Armada Hoffler Properties, Inc.	60,643	0.0
6,350	Braemar Hotels & Resorts, Inc.	19,050	0.0
14,484	Brandywine Realty Trust	81,110	0.0
16,125	Broadstone Net Lease, Inc.	255,743	0.1
14,429	CareTrust REIT, Inc.	390,304	0.2
2,122	CBL & Associates Properties, Inc.	62,408	0.0
1,364	Centerspace	90,229	0.0
4,661	Chatham Lodging Trust	41,716	0.0
4,407	City Office REIT, Inc.	24,327	0.0
2,419	Community Healthcare Trust, Inc.	46,469	0.0
31,578 (1)	Compass, Inc. - Class A	184,731	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
9,538	COPT Defense Properties	$295,201	0.1
1,991	CTO Realty Growth, Inc.	39,243	0.0
8,165	Curbline Properties Corp.	189,591	0.1
19,686 (1)	Cushman & Wakefield PLC	257,493	0.1
18,241	DiamondRock Hospitality Co.	164,716	0.1
13,593	DigitalBridge Group, Inc.	153,329	0.1
19,483	Diversified Healthcare Trust	44,811	0.0
13,760	Douglas Emmett, Inc.	255,386	0.1
8,255	Easterly Government Properties, Inc.	93,777	0.0
7,758	Elme Communities	118,465	0.1
11,664	Empire State Realty Trust, Inc. - Class A	120,372	0.1
14,912	Essential Properties Realty Trust, Inc.	466,447	0.2
7,115 (2)	eXp World Holdings, Inc.	81,894	0.0
4,197 (2)	Farmland Partners, Inc.	49,357	0.0
1,802 (1)	Forestar Group, Inc.	46,708	0.0
7,859	Four Corners Property Trust, Inc.	213,293	0.1
1,532 (1)	FRP Holdings, Inc.	46,925	0.0
4,441	Getty Realty Corp.	133,807	0.1
3,779	Gladstone Commercial Corp.	61,371	0.0
3,618	Gladstone Land Corp.	39,255	0.0
5,845	Global Medical REIT, Inc.	45,123	0.0
17,208	Global Net Lease, Inc.	125,618	0.1
12,027	Hudson Pacific Properties, Inc.	36,442	0.0
19,189	Independence Realty Trust, Inc.	380,710	0.2
6,712	Industrial Logistics Properties Trust	24,499	0.0
2,412	Innovative Industrial Properties, Inc.	160,736	0.1
5,911	InvenTrust Properties Corp.	178,098	0.1
7,191	JBG SMITH Properties	110,526	0.1
10,029	Kennedy-Wilson Holdings, Inc.	100,190	0.0
18,444	Kite Realty Group Trust	465,527	0.2
24,468	L.P. Industrial Trust	198,680	0.1
3,785	LTC Properties, Inc.	130,772	0.1
20,374	Macerich Co.	405,850	0.2
2,255	Marcus & Millichap, Inc.	86,276	0.0
3,602	National Health Investors, Inc.	249,619	0.1

See Accompanying Notes to Financial Statements

 96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,373	NET Lease Office Properties	$42,851	0.0
6,630	NetSTREIT Corp.	93,815	0.0
11,469	Newmark Group, Inc. - Class A	146,918	0.1
2,295	NexPoint Diversified Real Estate Trust	14,000	0.0
2,047	NexPoint Residential Trust, Inc.	85,462	0.0
1,922	One Liberty Properties, Inc.	52,355	0.0
52,530 (1)	Opendoor Technologies, Inc.	84,048	0.0
6,110	Orion Office REIT, Inc.	22,668	0.0
12,560	Outfront Media, Inc.	222,814	0.1
16,962	Paramount Group, Inc.	83,792	0.0
3,396	Peakstone Realty Trust	37,594	0.0
10,190	Pebblebrook Hotel Trust	138,075	0.1
10,460	Phillips Edison & Co., Inc.	391,832	0.2
10,856	Piedmont Office Realty Trust, Inc. - Class A	99,332	0.0
3,665	Plymouth Industrial REIT, Inc.	65,237	0.0
6,840	PotlatchDeltic Corp.	268,470	0.1
1,691 (1)	RE/MAX Holdings, Inc. - Class A	18,043	0.0
8,572 (1)	Real Brokerage, Inc.	39,431	0.0
9,997 (1)	Redfin Corp.	78,676	0.0
10,442	Retail Opportunity Investments Corp.	181,273	0.1
13,120	RLJ Lodging Trust	133,955	0.1
1,746	RMR Group, Inc. - Class A	36,037	0.0
5,011	Ryman Hospitality Properties, Inc.	522,848	0.2
19,780	Sabra Health Care REIT, Inc.	342,590	0.1
4,611	Safehold, Inc.	85,211	0.0
1,234	Saul Centers, Inc.	47,879	0.0
14,597	Service Properties Trust	37,076	0.0
4,000	SITE Centers Corp.	61,160	0.0
6,066	SL Green Realty Corp.	412,003	0.2
3,158	St Joe Co.	141,889	0.1
9,858	Summit Hotel Properties, Inc.	67,527	0.0
17,295	Sunstone Hotel Investors, Inc.	204,773	0.1
9,116	Tanger Factory Outlet Centers, Inc.	311,129	0.1
2,373 (1)	Tejon Ranch Co.	37,731	0.0
8,116	Terreno Realty Corp.	479,980	0.2
5,783	UMH Properties, Inc.	109,183	0.1
20,733	Uniti Group, Inc.	114,032	0.1
1,301	Universal Health Realty Income Trust	48,410	0.0
10,537	Urban Edge Properties	226,546	0.1
7,059	Veris Residential, Inc.	117,391	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
4,690	Whitestone REIT	$66,457	0.0
8,892	Xenia Hotels & Resorts, Inc.	132,135	0.1
		14,002,768	5.9
	Utilities: 2.6%
4,866	ALLETE, Inc.	315,317	0.1
6,856 (1)	Altus Power, Inc.	27,904	0.0
3,155	American States Water Co.	245,207	0.1
6,694	Avista Corp.	245,201	0.1
5,760	Black Hills Corp.	337,075	0.2
10,310	Brookfield Infrastructure Corp. - Class A	412,503	0.2
4,383 (1)	Cadiz, Inc.	22,792	0.0
4,964	California Water Service Group	225,018	0.1
1,950	Chesapeake Utilities Corp.	236,633	0.1
1,503	Consolidated Water Co. Ltd.	38,913	0.0
1,430	Genie Energy Ltd. - Class B	22,294	0.0
14,292 (1)	Hawaiian Electric Industries, Inc.	139,061	0.1
3,159	MGE Energy, Inc.	296,820	0.1
1,597	Middlesex Water Co.	84,050	0.0
6,244 (1)	Montauk Renewables, Inc.	24,851	0.0
8,372	New Jersey Resources Corp.	390,554	0.2
3,385	Northwest Natural Holding Co.	133,911	0.1
5,183	NorthWestern Corp.	277,083	0.1
4,786	ONE Gas, Inc.	331,430	0.1
4,600	Ormat Technologies, Inc.	311,512	0.1
3,551	Otter Tail Corp.	262,206	0.1
7,598	PNM Resources, Inc.	373,594	0.2
8,437	Portland General Electric Co.	368,022	0.2
2,037 (1)	Pure Cycle Corp.	25,829	0.0
2,870	SJW Group	141,261	0.1
5,252	Southwest Gas Holdings, Inc.	371,369	0.2
4,839	Spire, Inc.	328,229	0.1
9,336 (1)(2)	Sunnova Energy International, Inc.	32,022	0.0
1,555	Unitil Corp.	84,265	0.0
1,681	York Water Co.	55,002	0.0
		6,159,928	2.6
	Total Common Stock (Cost $189,087,465)	228,700,746	96.7
RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0

See Accompanying Notes to Financial Statements

 97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
	Health Care: (continued)
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	$3,409	0.0
3,559 (3)(4)	Inhibrx, Inc. CVR	14,628	0.0
		21,408	0.0
	Total Rights (Cost $—)	21,408	0.0
WARRANTS: 0.0%
	Health Care: 0.0%
330	Pulse Biosciences, Inc.	1,663	0.0
	Total Warrants (Cost $—)	1,663	0.0
	Total Long-Term Investments (Cost $189,087,465)	228,723,817	96.7

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Repurchase Agreements: 3.3%
1,865,655 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,866,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,902,968, due 10/01/29-02/01/57)	1,865,655	0.8
1,865,655 (5)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,866,125, collateralized by various U.S. Government Securities, 2.375%-6.125%, Market Value plus accrued interest $1,902,968, due 11/15/27-05/15/54)	1,865,655	0.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,880,210 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $1,880,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,917,814, due 03/27/25-01/01/55)	$1,880,210	0.8
389,813 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $389,908, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $397,609, due 06/01/30-12/01/54)	389,813	0.1
1,865,655 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,866,128, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,902,968, due 11/01/51-12/01/54)	1,865,655	0.8
	Total Repurchase Agreements (Cost $7,866,988)	7,866,988	3.3

See Accompanying Notes to Financial Statements

 98

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
6,995,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $6,995,000)	$6,995,000	3.0
	Total Short-Term Investments (Cost $14,861,988)	$14,861,988	6.3
	Total Investments in Securities (Cost $203,949,453)	$243,585,805	103.0
	Liabilities in Excess of Other Assets	(7,158,557)	(3.0)
	Net Assets	$236,427,248	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $21,408 or —% of net assets. Please refer to the table below for additional details.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

 99

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table Investments, at fair value
Common Stock*	$228,700,746	$—	$—	$228,700,746
Rights	—	—	21,408	21,408
Warrants	—	1,663	—	1,663
Short-Term Investments	6,995,000	7,866,988	—	14,861,988
Total Investments, at fair value	$235,695,746	$7,868,651	$21,408	$243,585,805
Liabilities Table Other Financial Instruments+
Futures	$(341,030)	$—	$—	$(341,030)
Total Liabilities	$(341,030)	$—	$—	$(341,030)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Cartesian Therapeutics, Inc. CVR	12/12/2023	$—	$3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$21,408

At December 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
E-mini Russell 2000 Index	72	03/21/25	$8,099,280	$(341,030)
			$8,099,280	$(341,030)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments Liability Derivatives	Location on Statement of Assets and Liabilities	Fair Value

Equity contracts	Variation margin payable on futures contracts*	$341,030
Total Liability Derivatives		$341,030

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2024 was as follows:

See Accompanying Notes to Financial Statements

 100

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$795,612
Total	$795,612

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,212,529)
Total	$(1,212,529)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $206,344,841.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,015,587
Gross Unrealized Depreciation	(23,115,653)
Net Unrealized Appreciation	$36,899,934

See Accompanying Notes to Financial Statements

 101

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount

Voya VACS Index Series EM Portfolio	NII	$0.4191

Voya VACS Index Series I Portfolio	NII	$0.2828

Voya VACS Index Series MC Portfolio	NII	$0.0966
	STCG	$0.0267
	LTCG	$0.0071

Voya VACS Index Series S Portfolio	NII	$0.1677
	STCG	$0.0438
	LTCG	$0.0207

Voya VACS Index Series SC Portfolio	NII	$0.2244
	STCG	$0.1011
	LTCG	$0.0144

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya VACS Index Series MC Portfolio	89.91%
Voya VACS Index Series S Portfolio	75.79%
Voya VACS Index Series SC Portfolio	45.01%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Index Series MC Portfolio	$343,851
Voya VACS Index Series S Portfolio	$5,904,784
Voya VACS Index Series SC Portfolio	$342,051

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign Taxes		Derived from Foreign
	Paid	Per Share Amount	Sourced Income*
Voya VACS Index Series EM Portfolio	$1,675,025	$0.0425	95.10%
Voya VACS Index Series I Portfolio	$3,467,486	$0.0228	85.35%

* None of the Portfolios’ income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

 102

TAX INFORMATION (Unaudited) (continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

 103

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Boards of Directors/Trustees (“Board”) of Voya Investors Trust (the “Trust”) and Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio and Voya VACS Index Series SC Portfolio, each a series of the Company, and Voya VACS Index Series S Portfolio, a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company or Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Chief Compliance Officer of the Company and the Trust evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board focused on the reasonableness of the differences between each Portfolio’s net performance and the total return of the index that the Portfolio seeks to track over certain time periods. The Board considered that the Portfolios had limited performance history as each was launched in early 2023 and that it was reasonable to provide more time for the purpose of evaluating the

Portfolio’s performance.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of the Portfolios under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

 105

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub- Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels, and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the highest management fee rate or expense ratio, as applicable.

Voya VACS Index Series EM Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series EM Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in March 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series I Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series I Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

reasonable and within expectations. The Board also considered management’s representations regarding the sources of the differences between the Portfolio’s performance and that of its index, including the impact of foreign income tax withholding, the valuation of certain foreign securities held by the Portfolio, and the Portfolio’s cash flows and trading costs.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series MC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series MC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered) the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series SC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series SC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series S Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series S Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Placement Agent

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221493 (1224)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $387,052 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 10, 2025